UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-490-9000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2013

Item 1. Reports to Stockholders.

2013 Semiannual Report

TIAA-CREF

Real Estate Securities Fund

of the TIAA-CREF Funds

September 30, 2013

Understanding your fund report

This semiannual report contains information about the Real Estate Securities Fund and describes the fund’s results for the six months ended September 30, 2013. The report contains three main sections:

•	The fund performance section compares the fund’s investment returns with those of its benchmark index.
•	The summary portfolio of investments lists the issuers, industries and types of securities in which the Real Estate Securities Fund had investments as of September 30, 2013.
•	The financial statements provide detailed information about the operations and financial condition of the fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Real Estate Securities Fund are noted in the fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement and Premier classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2013 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The Real Estate Securities Fund also files complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the holdings of the Real Estate Securities Fund (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Real Estate Securities Fund’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of March 31 or September 30; Form N-Q filings are as of December 31 or June 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy.
(Call 202 551-8090 for more information.)

Proxy voting

The Real Estate Securities Fund’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the fund voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The Real Estate Securities Fund is managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the fund.

TIAA-CREF Real Estate Securities Fund ■ 2013 Semiannual Report	3

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense example that appears in the table on page 5 is intended to help you understand your ongoing costs only (in U.S. dollars) and does not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (April 1, 2013–September 30, 2013).

Actual expenses

The first line of the two lines listed for each share class in the table uses the class’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in each share class’s entry shows hypothetical account values and expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

4	2013 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

Important information about expenses

Expense example

Six months ended September 30, 2013

			Expenses paid
	Beginning	Ending	during period	*
	account value	account value	(4/1/13–
Real Estate Securities Fund	(4/1/13)	(9/30/13)	9/30/13)

Institutional Class
Actual return	$1,000.00	$963.78	$ 2.56
5% annual hypothetical return	1,000.00	1,022.46	2.64

Retirement Class
Actual return	$1,000.00	$962.86	$ 3.79
5% annual hypothetical return	1,000.00	1,021.21	3.90

Retail Class
Actual return	$1,000.00	$962.57	$ 4.28
5% annual hypothetical return	1,000.00	1,020.71	4.41

Premier Class
Actual return	$1,000.00	$963.77	$ 3.30
5% annual hypothetical return	1,000.00	1,021.71	3.40

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2013. The fund’s annualized six-month expense ratio for that period was 0.52% for the Institutional Class, 0.77% for the Retirement Class, 0.87% for the Retail Class and 0.67% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

About the fund’s benchmark

The FTSE NAREIT All Equity REITs Index measures the performance of publicly traded real estate investment trusts in the United States that own, manage and lease investment-grade commercial real estate. For additional details about the benchmark index, please see the fund’s prospectus.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

TIAA-CREF Real Estate Securities Fund ■ 2013 Semiannual Report	5

Real Estate Securities Fund

Performance for the six months ended September 30, 2013

The Real Estate Securities Fund returned –3.62% for the Institutional Class, compared with the –4.69% return of its benchmark, the FTSE NAREIT All Equity REITs Index. For the one-year period ended September 30, 2013, the fund returned 2.98%, versus 6.23% for the index. The table on the following page shows returns for all share classes of the fund.

During the six-month period, returns for real estate investment trusts (REITs) weakened from the sell-off in interest-rate-sensitive assets that began in the second quarter. The downward trend started when investors began to worry that the Fed would soon taper its accommodative policies. When the Fed seemed to confirm these fears in May and June, these assets sold off. REITs returned –2.13% in the second quarter and lost another 2.61% in the third quarter.

For the period, REITs lagged the 9.20% return of the broad U.S. stock market, as measured by the Russell 3000® Index, and the –1.77% return of the domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index. However, for the ten years ended September 30, 2013, the fund’s benchmark returned an average annual 9.67%, outpacing both the 8.11% average gain of the Russell 3000 Index and the 4.59% return of the Barclays aggregate index.

Stock selections help the fund’s relative performance

For the period, all but two of the benchmark’s 14 property sectors declined. The health care sector (down 12.3%) was the largest drag on benchmark performance, as it faced investor uncertainty over the potential for shifts in government policies. Regional malls (down 6.4%) and apartments (down 3.5%) were also among the index’s largest detractors. Together, these three sectors made up almost two-fifths of the benchmark’s total market capitalization at period-end.

Only two sectors, self-storage (up 10.0%) and hotel lodging (up 3.3%), advanced for the period, with both benefiting from increased revenue growth.

In a down market, the fund outperformed its benchmark because of a number of stock choices that performed well. These included nonbenchmark positions in Thomas Properties and Orient-Express Hotels, as well as overweight holdings in two office REITs: Boston Properties and SL Green.

These positive contributions were partly offset by the negative effects of an overweight stake in American Campus Communities and a nonbenchmark holding in TRI Pointe Homes. Underweight positions in paper products manufacturer Weyerhaeuser and Vornado Realty Trust also detracted.

During the period, the fund owned the stocks of several companies that are not REITs but engage in real estate-related activities.

6	2013 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

Real Estate Securities Fund

Performance as of September 30, 2013

				Average annual
		Total return		total return

Real Estate Securities Fund	Inception date	6 months	1 year	5 years		10 years

Institutional Class	10/1/2002	–3.62%	2.98%	5.66%		8.58%
Retirement Class	10/1/2002	–3.71	2.70	5.41		8.35
Retail Class	10/1/2002	–3.74	2.65	5.38		8.37
Premier Class	9/30/2009	–3.62	2.82	5.55	*	8.52	*

FTSE NAREIT
All Equity REITs Index	—	–4.69	6.23	6.00		9.67

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

TIAA-CREF Real Estate Securities Fund ■ 2013 Semiannual Report	7

Real Estate Securities Fund

Portfolio composition

% of net assets
Industry	as of 9/30/2013

Specialized REITs	29.1

Retail REITs	23.2

Residential REITs	17.1

Office REITs	9.1

Industrial REITs	7.4

Diversified REITs	5.2

Real estate operating companies	2.4

Security & alarm services	1.2

Real estate services	0.9

Hotels, resorts & cruise lines	0.4

Diversified real estate activities	0.3

Casinos & gaming	0.3

Homebuilding	0.3

Publishing	0.3

Short-term investments, other assets & liabilities, net	2.8

Total	100.0

Holdings by company size

Market	% of equity investments
capitalization	as of 9/30/2013

More than $15 billion–$50 billion	59.4

More than $2 billion–$15 billion	31.9

$2 billion or less	8.7

Total	100.0

8	2013 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

Summary portfolio of investments (unaudited)

Real Estate Securities Fund  ■  September 30, 2013

				% of net
Shares		Company	Value	assets

COMMON STOCKS

CASINOS & GAMING			$4,152,000	0.3%

DIVERSIFIED REAL ESTATE ACTIVITIES			4,275,990	0.3

DIVERSIFIED REITS
125,000		iShares Dow Jones US Real Estate Index Fund	7,970,000	0.6
475,000		Retail Opportunities Investment Corp	6,564,500	0.5
1,300,000		Spirit Realty Capital, Inc	11,934,000	0.9
175,000		Vornado Realty Trust	14,710,500	1.2
325,000		WP Carey, Inc	21,027,500	1.7
		Other	4,246,000	0.3

			66,452,500	5.2

HOMEBUILDING			4,031,327	0.3

HOTELS, RESORTS & CRUISE LINES			5,192,000	0.4

INDUSTRIAL REITS
240,000		EastGroup Properties, Inc	14,210,400	1.1
325,000		First Industrial Realty Trust, Inc	5,287,750	0.4
1,750,000		Prologis, Inc	65,835,000	5.1
300,000		Terreno Realty Corp	5,328,000	0.4
		Other	5,030,000	0.4

			95,691,150	7.4

OFFICE REITS
500,000		Boston Properties, Inc	53,450,000	4.2
200,000		Digital Realty Trust, Inc	10,620,000	0.8
300,000		HRPT Properties Trust	6,573,000	0.5
220,000		Kilroy Realty Corp	10,989,000	0.8
400,000		SL Green Realty Corp	35,536,000	2.8

			117,168,000	9.1

PUBLISHING			3,833,588	0.3

REAL ESTATE OPERATING COMPANIES
232,528		Altisource Residential Corp	5,343,494	0.4
3,817,056	a	Thomas Properties Group, Inc	25,650,616	2.0

			30,994,110	2.4

REAL ESTATE SERVICES
150,000	*	Realogy Holdings Corp	6,453,000	0.5
		Other	5,104,000	0.4

			11,557,000	0.9

RESIDENTIAL REITS
675,000		American Campus Communities, Inc	23,051,250	1.8
500,000		AvalonBay Communities, Inc	63,545,000	5.0
125,000		BRE Properties, Inc (Class A)	6,345,000	0.5
700,000		Education Realty Trust, Inc	6,370,000	0.5
350,000		Equity Lifestyle Properties, Inc	11,959,500	0.9
1,400,000		Equity Residential	74,998,000	5.8

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2013 Semiannual Report	9

Summary portfolio of investments (unaudited)	continued

Real Estate Securities Fund  ■  September 30, 2013

					% of net
Shares		Company		Value	assets

RESIDENTIAL REITS—continued
125,000		Essex Property Trust, Inc		$18,462,500	1.4%
100,000		Home Properties, Inc		5,775,000	0.5
207,801		Post Properties, Inc		9,355,201	0.7

				219,861,451	17.1

RETAIL REITS
700,000		Cole Real Estate Investment, Inc		8,582,000	0.7
1,400,000		DDR Corp		21,994,000	1.7
550,000		Equity One, Inc		12,023,000	0.9
200,000		Federal Realty Investment Trust		20,290,000	1.6
2,650,000		General Growth Properties, Inc		51,118,500	4.0
200,000		Regency Centers Corp		9,670,000	0.8
1,050,000		Simon Property Group, Inc		155,641,500	12.1
200,000		Tanger Factory Outlet Centers, Inc		6,530,000	0.5
175,000		Taubman Centers, Inc		11,779,250	0.9

				297,628,250	23.2

SECURITY & ALARM SERVICES
450,000		Corrections Corp of America		15,547,500	1.2

				15,547,500	1.2

SPECIALIZED REITS
1,000,000		American Tower Corp		74,130,000	5.8
500,000		CubeSmart		8,920,000	0.7
475,000		Extra Space Storage, Inc		21,731,250	1.7
1,200,000		HCP, Inc		49,140,000	3.8
632,923		Health Care REIT, Inc		39,481,737	3.1
450,000		Healthcare Realty Trust, Inc		10,399,500	0.8
1,900,000		Host Marriott Corp		33,573,000	2.6
200,000		Potlatch Corp		7,936,000	0.6
325,000		Public Storage, Inc		52,178,750	4.1
250,000		RLJ Lodging Trust		5,872,500	0.4
1,500,000	*	Strategic Hotels & Resorts, Inc		13,020,000	1.0
700,000		Sunstone Hotel Investors, Inc		8,918,000	0.7
650,000		Ventas, Inc		39,975,000	3.1
300,000		Weyerhaeuser Co		8,589,000	0.7

				373,864,737	29.1
		TOTAL COMMON STOCKS	(Cost $1,104,810,838)	1,250,249,603	97.2

10	2013 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Real Estate Securities Fund  ■  September 30, 2013

Principal	Issuer		Value	% of net assets

SHORT-TERM INVESTMENTS

TREASURY DEBT			$1,999,934	0.2%
	TOTAL SHORT-TERM INVESTMENTS	(Cost $1,999,825)	1,999,934	0.2

	TOTAL PORTFOLIO	(Cost $1,106,810,663)	1,252,249,537	97.4
	OTHER ASSETS & LIABILITIES, NET		33,673,983	2.6
	NET ASSETS		$1,285,923,520	100.0%

Abbreviation(s):

REIT Real Estate Investment Trust

*	Non-income producing.
a	Affiliated holding.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent less than 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2013 Semiannual Report	11

Statement of assets and liabilities (unaudited)

Real Estate Securities Fund  ■  September 30, 2013

ASSETS
Portfolio investments, at value†	$1,226,598,921
Affiliated investments, at value‡	25,650,616
Cash	28,008,876
Receivable from securities transactions	8,983,311
Receivable from Fund shares sold	557,421
Dividends and interest receivable	3,841,110
Other	49,349

Total assets	1,293,689,604

LIABILITIES
Management fees payable	88,613
Service agreement fee payable	7,949
Distribution fee payable	42,554
Due to affiliates	8,019
Payable for securities transactions	4,883,088
Payable for Fund shares redeemed	2,586,890
Accrued expenses and other payables	148,971

Total liabilities	7,766,084

NET ASSETS	$1,285,923,520

NET ASSETS CONSIST OF:
Paid-in-capital	$1,125,313,319
Undistributed net investment income (loss)	4,277,438
Accumulated net realized gain (loss) on total investments	10,893,889
Net unrealized appreciation (depreciation) on total investments	145,438,874

NET ASSETS	$1,285,923,520

INSTITUTIONAL CLASS:
Net assets	$826,399,983
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	66,327,827
Net asset value per share	$12.46

RETIREMENT CLASS:
Net assets	$228,708,973
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	17,780,605

Net asset value per share	$12.86

RETAIL CLASS:
Net assets	$175,174,567
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	14,143,874

Net asset value per share	$12.39

PREMIER CLASS:
Net assets	$55,639,997
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	4,463,088

Net asset value per share	$12.47

† Portfolio investments, cost	$1,089,799,135
‡ Affiliated investments, cost	$17,011,528

12	2013 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Statement of operations (unaudited)

Real Estate Securities Fund  ■  For the period ended September 30, 2013

INVESTMENT INCOME
Dividends	$18,472,950
Dividends from affiliated investments	152,682
Interest	2,865

Total income	18,628,497

EXPENSES
Management fees	3,418,296
Shareholder servicing – Institutional Class	3,745
Shareholder servicing – Retirement Class	316,740
Shareholder servicing – Retail Class	89,401
Shareholder servicing – Premier Class	132
Distribution fees – Retail Class	235,101
Distribution fees – Premier Class	46,942
Fund administration fees	27,980
Compliance fees	14,824
Trustee fees and expenses	7,065
Other expenses	139,616

Total expenses	4,299,842

Net Investment income (loss)	14,328,655

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	8,367,012
Foreign currency transactions	(9,960)

Net realized gain (loss) on total investments	8,357,052

Change in unrealized appreciation (depreciation) on:
Portfolio investments	(80,893,891)
Affiliated investments	6,069,118

Net change in unrealized appreciation (depreciation) on total investments	(74,824,773)

Net realized and unrealized gain (loss) on total investments	$(66,467,721)

Net increase (decrease) in net assets from operations	$(52,139,066)

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2013 Semiannual Report	13

Statements of changes in net assets

Real Estate Securities Fund  ■  For the period or year ended

		September 30, 2013	March 31, 2013
		(unaudited)
OPERATIONS
Net investment income (loss)		$14,328,655	$17,195,358
Net realized gain (loss) on total investments		8,357,052	19,543,680
Net change in unrealized appreciation (depreciation) on total investments		(74,824,773)	98,629,859

Net increase (decrease) in net assets from operations		(52,139,066)	135,368,897

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(7,850,886)	(13,144,022)
	Retirement Class	(1,848,527)	(3,658,328)
	Retail Class	(1,351,071)	(2,357,574)
	Premier Class	(498,671)	(987,334)
Total distributions		(11,549,155)	(20,147,258)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	75,545,799	360,800,190
	Retirement Class	18,722,842	65,011,531
	Retail Class	23,168,239	54,983,177
	Premier Class	9,491,370	21,968,166
Reinvestments of distributions:	Institutional Class	7,830,572	13,098,760
	Retirement Class	1,847,449	3,656,077
	Retail Class	1,300,065	2,266,210
	Premier Class	498,671	987,334
Redemptions:	Institutional Class	(80,840,006)	(225,608,959)
	Retirement Class	(33,924,520)	(87,918,249)
	Retail Class	(28,472,056)	(25,925,739)
	Premier Class	(14,271,770)	(23,990,021)
Net increase from shareholder transactions		(19,103,345)	159,328,477

Net increase in net assets		(82,791,566)	274,550,116

NET ASSETS
Beginning of period		1,368,715,086	1,094,164,970
End of period		$1,285,923,520	$1,368,715,086
Undistributed net investment income (loss) included in net assets		$4,277,438	$1,497,938

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	5,781,226	29,554,083
	Retirement Class	1,348,436	5,066,365
	Retail Class	1,763,596	4,421,858
	Premier Class	731,025	1,777,741
Shares reinvested:	Institutional Class	623,999	1,051,189
	Retirement Class	142,648	284,845
	Retail Class	104,222	182,883
	Premier Class	39,739	79,289
Shares redeemed:	Institutional Class	(6,353,309)	(18,641,399)
	Retirement Class	(2,555,622)	(6,874,093)
	Retail Class	(2,200,743)	(2,103,096)
	Premier Class	(1,112,207)	(1,979,068)
Net increase (decrease) from shareholder transactions		(1,686,990)	12,820,597

14	2013 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Financial highlights

Real Estate Securities Fund  ¡  For the period or year ended

	Institutional Class
	9/30/13		3/31/13	3/31/12	3/31/11†		9/30/10	9/30/09	9/30/08
	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$13.05		$11.87	$10.75	$9.35		$7.24	$10.51	$14.65

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.14		0.19	0.19	0.05		0.19	0.23	0.27
Net realized and unrealized gain (loss) on total investments	(0.61)		1.21	1.09	1.42		2.12	(3.31)	(2.24)
Total gain (loss) from investment operations	(0.47)		1.40	1.28	1.47		2.31	(3.08)	(1.97)

Less distributions from:
Net investment income	(0.12)		(0.22)	(0.16)	(0.07)		(0.18)	(0.19)	(0.39)
Net realized gains	–		–	–	–		–	–	(1.62)
Return of capital	–		–	–	–		(0.02)	–	(0.16)
Total distributions	(0.12)		(0.22)	(0.16)	(0.07)		(0.20)	(0.19)	(2.17)
Net asset value, end of period	$12.46		$13.05	$11.87	$10.75		$9.35	$7.24	$10.51

TOTAL RETURN	(3.62	)%(b)	11.88%	12.16%	15.80	%(b)	32.16%	(28.84)%	(13.54)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$826,400		$864,577	$644,849	$334,174		$265,753	$200,324	$242,867
Ratio of expenses to average net assets before expense waiver and reimbursement	0.52	%(c)	0.53%	0.54%	0.59	%(c)	0.56%	0.60%	0.56%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.52	%(c)	0.53%	0.54%	0.57	%(c)	0.56%	0.56%	0.56%
Ratio of net investment income to average net assets	2.17	%(c)	1.53%	1.73%	0.98	%(c)	2.29%	3.98%	2.38%
Portfolio turnover rate	35	%(b)	50%	75%	30	%(b)	66%	78%	94%

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ¡ 2013 Semiannual Report	15

Financial highlights	continued

Real Estate Securities Fund  ¡  For the period or year ended

	Retirement Class
	9/30/13		3/31/13	3/31/12	3/31/11†		9/30/10	9/30/09	9/30/08
	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$13.46		$12.25	$11.08	$9.64		$7.46	$10.81	$15.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.13		0.17	0.17	0.04		0.17	0.21	0.24
Net realized and unrealized gain (loss) on total investments	(0.63)		1.23	1.14	1.46		2.19	(3.39)	(2.28)
Total gain (loss) from investment operations	(0.50)		1.40	1.31	1.50		2.36	(3.18)	(2.04)

Less distributions from:
Net investment income	(0.10)		(0.19)	(0.14)	(0.06)		(0.16)	(0.17)	(0.37)
Net realized gains	–		–	–	–		–	–	(1.62)
Return of capital	–		–	–	–		(0.02)	–	(0.16)
Total distributions	(0.10)		(0.19)	(0.14)	(0.06)		(0.18)	(0.17)	(2.15)
Net asset value, end of period	$12.86		$13.46	$12.25	$11.08		$9.64	$7.46	$10.81

TOTAL RETURN	(3.71	)%(b)	11.47%	11.96%	15.60	%(b)	31.85%	(28.95)%	(13.76)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$228,709		$253,707	$249,433	$289,161		$280,763	$159,554	$172,078
Ratio of expenses to average net assets before expense waiver and reimbursement	0.77	%(c)	0.78%	0.78%	0.83	%(c)	0.81%	0.85%	0.81%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.77	%(c)	0.78%	0.78%	0.82	%(c)	0.81%	0.81%	0.81%
Ratio of net investment income to average net assets	1.93	%(c)	1.30%	1.54%	0.77	%(c)	1.98%	3.53%	2.03%
Portfolio turnover rate	35	%(b)	50%	75%	30	%(b)	66%	78%	94%

16	2013 Semiannual Report ¡ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Financial highlights	continued

Real Estate Securities Fund  ¡  For the period or year ended

	Retail Class
	9/30/13		3/31/13	3/31/12	3/31/11†		9/30/10	9/30/09	9/30/08
	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.97		$11.80	$10.69	$9.30		$7.20	$10.46	$14.59

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.12		0.14	0.15	0.04		0.17	0.23	0.31
Net realized and unrealized gain (loss) on total investments	(0.60)		1.21	1.09	1.41		2.11	(3.31)	(2.28)
Total gain (loss) from investment operations	(0.48)		1.35	1.24	1.45		2.28	(3.08)	(1.97)

Less distributions from:
Net investment income	(0.10)		(0.18)	(0.13)	(0.06)		(0.16)	(0.18)	(0.38)
Net realized gains	–		–	–	–		–	–	(1.60)
Return of capital	–		–	–	–		(0.02)	–	(0.18)
Total distributions	(0.10)		(0.18)	(0.13)	(0.06)		(0.18)	(0.18)	(2.16)
Net asset value, end of period	$12.39		$12.97	$11.80	$10.69		$9.30	$7.20	$10.46

TOTAL RETURN	(3.74	)%(b)	11.49%	11.79%	15.64	%(b)	31.95%	(29.01)%	(13.66)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$175,175		$187,722	$141,355	$124,104		$102,686	$77,475	$118,076
Ratio of expenses to average net assets before expense waiver and reimbursement	0.87	%(c)	0.87%	0.84%	0.84	%(c)	0.77%	1.06%	0.85%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.87	%(c)	0.87%	0.84%	0.83	%(c)	0.77%	0.75%	0.70%
Ratio of net investment income to average net assets	1.83	%(c)	1.17%	1.42%	0.75	%(c)	2.08%	3.89%	2.68%
Portfolio turnover rate	35	%(b)	50%	75%	30	%(b)	66%	78%	94%

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ¡ 2013 Semiannual Report	17

Financial highlights	concluded

Real Estate Securities Fund  ¡  For the period or year ended

	Premier Class
	9/30/13		3/31/13	3/31/12	3/31/11	†	9/30/10	9/30/09	*
	(unaudited	)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$13.05		$11.88	$10.75	$9.36		$7.24	$7.24

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.13		0.17	0.18	0.05		0.14	0.00	(d)
Net realized and unrealized gain (loss) on total investments	(0.60)		1.20	1.10	1.41		2.17	–
Total gain (loss) from investment operations	(0.47)		1.37	1.28	1.46		2.31	0.00	(d)

Less distributions from:
Net investment income	(0.11)		(0.20)	(0.15)	(0.07)		(0.17)	–
Net realized gains	–		–	–	–		(0.02)	–
Total distributions	(0.11)		(0.20)	(0.15)	(0.07)		(0.19)	–
Net asset value, end of period	$12.47		$13.05	$11.88	$10.75		$9.36	$7.24

TOTAL RETURN	(3.62	)%(b)	11.62%	12.06%	15.60	%(b)	32.12%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$55,640		$62,709	$58,528	$75,047		$31,260	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.67	%(c)	0.68%	0.68%	0.74	%(c)	0.71%	221.11	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.67	%(c)	0.68%	0.68%	0.72	%(c)	0.71%	0.72	%(c)
Ratio of net investment income to average net assets	2.04	%(c)	1.37%	1.67%	1.03	%(c)	1.56%	0.00	%(c)
Portfolio turnover rate	35	%(b)	50%	75%	30	%(b)	66%	78%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.
*	The Premier Class commenced operations on September 30, 2009.

18	2013 Semiannual Report ¡ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Notes to financial statements (unaudited)

Real Estate Securities Fund

Note 1—organization and significant accounting policies

The TIAA-CREF Real Estate Securities Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Fund. The Fund offers four share classes: Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income and expenses of the Fund are allocated on a pro rata basis to each class of shares of the Fund, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

TIAA-CREF Real Estate Securities Fund ■ 2013 Semiannual Report	19

Notes to financial statements (unaudited)

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that it distributes all taxable income each year and complies with various other Code requirements. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (2009–2013) and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.

Trustee compensation: The Fund pays the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of Operations.

New accounting pronouncement: In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013 issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (collectively, the “Update”). The Update creates new disclosure requirements

20	2013 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

continued

requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund has adopted these new disclosure requirements and has determined that no additional disclosures are required for this semiannual report.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Fund’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

TIAA-CREF Real Estate Securities Fund ■ 2013 Semiannual Report	21

Notes to financial statements (unaudited)

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments with maturities of 60 days or less are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended September 30, 2013, there were no material transfers between levels by the Fund.

22	2013 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

continued

The following table summarizes the market value of the Fund’s investments as of September 30, 2013 based on the inputs used to value them:

Investments	Level 1	Level 2	Level 3	Total
Real Estate Securities Fund
Equity investments:
Diversified real estate activities	$–	$4,275,990	$–	$4,275,990
Homebuilding	4,006,965	24,362	–	4,031,327
Publishing	–	3,833,588	–	3,833,588
All other Equity investments (a)	1,238,108,698	–	–	1,238,108,698
Short-term investments	–	1,999,934	–	1,999,934
Total	$1,242,115,663	$10,133,874	$–	$1,252,249,537
(a)	For detailed categories, see the accompanying summary portfolio of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable. Derivatives require little or no initial investment and permit or require net settlement. The Fund values derivatives at fair value.

Options: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund uses options contracts for hedging and cash management purposes and to seek to increase total return. Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Written options are separately reflected as a liability in the Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and losses that may exceed amounts recognized on the Statement of Assets and Liabilities. During the period ended September 30, 2013, the Real Estate Securities Fund had no exposure to purchase options or written options.

Note 4—investment adviser and affiliates

Under the terms of its Investment Management Agreement, the Fund pays Advisors a monthly fee based on the annual rate of between 0.44% and 0.50% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The fee range represents a breakpoint schedule that reduces investment management fees as the Fund’s net assets increase. The investment management fee effective rate is 0.49%. The Fund has entered into an Administrative Service Agreement with Advisors

TIAA-CREF Real Estate Securities Fund ■ 2013 Semiannual Report	23

Notes to financial statements (unaudited)

under which the Fund pays Advisors for its costs in providing certain administrative and operational oversight services to the Fund.

Under the terms of a Retirement Class Service Agreement, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class shares of the Fund compensated TPIS for providing distribution, promotional and shareholder services to the Retail Class shares of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of the Fund is subject to a distribution Rule 12b-1 plan that compensated TPIS for providing distribution, promotional and shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class shares.

Certain affiliated entities may pay Fund expenses on behalf of the Fund. The Fund reimburses the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of Fund expenses are disclosed as due to affiliates on the Statement of Assets and Liabilities.

Advisors has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.96% of the average daily net assets for the Retail Class shares; 0.82% of average daily net assets for the Retirement Class shares; 0.72% of average daily net assets for the Premier Class shares; and 0.57% of average daily net assets for the Institutional Class shares. The expense reimbursement arrangements will continue through at least July 31, 2014, unless changed with approval of the Board.

The Fund may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

At September 30, 2013, TIAA Access, a registered separate account of TIAA, owned 4.1% of the Fund’s shares.

TIAA-CREF Tuition Financing, Inc. (“TFI”), an indirect wholly owned subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Internal Revenue Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in the Fund. As of September 30, 2013, two 529 Plans own 9% and 13% of the Real Estate Securities Fund, respectively.

24	2013 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

continued

Companies in which the Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. Information regarding transactions with affiliated companies for this period is as follows:

Issue	Value at March 31, 2013	Purchase cost	Sales proceeds	Realized gain/(loss)
Real Estate Securities Fund
Thomas Properties Group, Inc	$19,581,498	$–	$–	$–

Issue	Dividend income	Withholding expense	Shares at September 30, 2013	Value at September 30, 2013
Real Estate Securities Fund
Thomas Properties Group, Inc	$152,682	$–	3,817,056	$25,650,616

Note 5—investments

Restricted securities: Restricted securities held by the Fund, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At September 30, 2013, the cost of portfolio investments for federal income tax purposes was $1,120,556,228. Net unrealized appreciation of portfolio investments for federal income tax purposes was $131,693,309, consisting of gross unrealized appreciation of $149,009,208, and gross unrealized depreciation of ($17,315,899).

Purchases and sales: Purchases and sales of portfolio securities (other than short-term instruments) for the period ended September 30, 2013 were $466,315,985 and $481,701,844, respectively.

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended March 31, 2013 was as follows:

	Ordinary income	Long-term capital gains	Return of capital	Total
3/31/2013	$20,147,258	$–	$–	$20,147,258

The tax character of the fiscal year 2014 distributions will be determined at the end of the fiscal year.

TIAA-CREF Real Estate Securities Fund ■ 2013 Semiannual Report	25

Notes to financial statements (unaudited)	concluded

Note 7—line of credit

The Fund participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility expired June 2013. A new facility was entered into on June 25, 2013 expiring June 24, 2014. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the Fund at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended September 30, 2013, there were no borrowings under this credit facility by the Fund.

Note 8—indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Fund’s organizational documents, the trustees and officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.

26	2013 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

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How to reach us

TIAA-CREF website

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800 842-2755
8 a.m. to 10 p.m. (ET), Monday–Friday

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You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement and Premier classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2013 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF),
730 Third Avenue, New York, NY 10017-3206.

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2013 Semiannual Report

TIAA-CREF Funds

Fixed-Income Funds

September 30, 2013

Understanding your report from TIAA-CREF Funds

For the purposes of this report “TIAA-CREF Funds” refers only to the TIAA-CREF Fixed-Income Funds on the cover of this report.

This semiannual report contains information about the TIAA-CREF Funds and describes their results for the six months ended September 30, 2013. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the issuers, industries and types of securities in which each fund had investments as of September 30, 2013.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement and Premier classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2013 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

TIAA-CREF Market Monitor

Bonds weaken as interest rates rise

During the six-month period that ended on September 30, 2013, rising long-term interest rates and an improving domestic economic outlook led to losses in nearly all major sectors of the U.S. fixed-income market. The Barclays U.S. Aggregate Bond Index, which measures the performance of the broad domestic investment-grade, fixed-rate bond market, returned –1.8% for the period.

With year-over-year inflation in the United States running at 1.2% at period-end, according to the Consumer Price Index, the real (i.e., inflation-adjusted) return of investment-grade bonds was –3.0% for the six months covered by this report.

Results from individual segments of the bond market varied sharply, with all but one losing ground for the period. Inflation-linked bonds were hardest hit; the Barclays U.S. Treasury Inflation Protected Securities Index (Series-L) returned –6.4% because TIPS’ longer maturities made them particularly vulnerable to the effects of rising interest rates, and investors expected future inflation to remain tame. Municipal bonds, hampered by the announcement that Detroit had filed for bankruptcy protection in July, returned –2.4%, as represented by the Barclays 10-Year Municipal Bond Index. Short-term bonds, as measured by the Barclays U.S. 1–5 Year Government/Credit Bond Index, declined just 0.1% because their prices are generally less sensitive to interest rate changes.

Brighter economic prospects and strong company fundamentals led investors to seek higher returns from equities and lower-grade debt securities. For the six months, high-yield bonds, as measured by the BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index, returned 0.5%.

Bond market declines are broad-based

Total return for the six months ended September 30, 2013 (%)

Sectors of the U.S. bond market

Only the high-yield sector recorded a small gain for the six-month reporting period.

Sources: High-yield: BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index; Short-term: Barclays U.S. 1-5 Year Government/Credit Bond Index; Investment-grade: Barclays U.S. Aggregate Bond Index; Munis: Barclays 10-Year Municipal Bond Index; TIPS: Barclays U.S. Treasury Inflation Protected Securities Index (Series-L).

Investors await clarity from the Federal Reserve

As the period opened, steady employment gains, an ongoing recovery in the housing market and increased consumer spending led to concerns that the Federal Reserve might begin tapering its massive bond buying program earlier than expected. In May, the Fed seemed to confirm these fears, which led to a bond market sell-off and a sharp rise in interest rates. (Interest rates and bond prices move in opposite directions.) During the quarter, the Barclays aggregate index fell 2.3%. Interest-rate-sensitive sectors, including mortgage-backed securities (down 2.0%) and U.S. Treasuries (down 1.9%), felt the effect of rising rates, but credit-sensitive segments also suffered. Despite solid fundamentals, corporate bonds lost 3.3%.

Following a series of mixed economic reports released during the third quarter, plus a rise in long-term interest rates that was disproportionate to the level of growth evident in the actual data, the Fed expressed concern about possible risks to the economic recovery. As a result, in September the Fed announced that it would continue its bond purchases until stronger signs of steady growth emerged.

The continuation of the Federal Reserve’s accommodative stance plus hopes for sustained growth increased investor appetite for riskier assets.

Following the announcement, interest rates slipped from their highs, and bond prices rose. The Barclays aggregate index produced a modest 0.6% return for the third quarter, offsetting some of the previous quarter’s losses.

Yields on 10-year Treasuries, which serve as a benchmark for mortgages and many other credit rates, went from 1.87% at the beginning of April to 2.98% in early September, before settling at 2.64% at period-end.

The continuation of the Fed’s accommodative stance and hopes for sustained economic growth increased investor appetite for riskier assets at the expense of higher-quality issues. Stocks and lower-quality bonds benefited from the “risk-on” mentality among investors. During the third quarter, high-yield bonds rose 2.1%, while U.S. stocks, as measured by the Russell 3000® Index, gained 6.4%. For the full six months, stocks returned 9.2%.

Concerned about rising interest rates, investors redeemed bond fund shares at a rapid pace during the six months. According to data from the Investment Company Institute, bond-based U.S. mutual funds recorded net outflows of more than $95 billion for the period.

TIAA-CREF Funds: Fixed-Income Funds ■ 2013 Semiannual Report	3

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Funds’ portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of March 31 or September 30; Form N-Q filings are as of December 31 or June 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

In certain market conditions, the investment portfolio of a fixed-income fund may include shares of common or preferred stock. If that should occur, TIAA-CREF Funds’ ownership of stock would give it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day investment management of the funds.

4	2013 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

About the funds’ benchmarks

The Barclays U.S. Aggregate Bond Index measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

The Barclays U.S. 1–5 Year Government/Credit Bond Index measures the performance of U.S. Treasury and agency securities and corporate bonds with 1–5 year maturities.

The BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index measures the performance of bond securities that pay interest in cash and have a credit rating of BB or B. BofA Merrill Lynch uses a composite of Fitch Ratings, Moody’s and Standard & Poor’s credit ratings in selecting bonds for this index. These ratings measure the risk that the bond issuer will fail to pay interest or to repay principal in full. The index is market weighted, so that larger bond issues have a greater effect on the index’s return. However, the representation of any single bond issuer is restricted to a maximum of 2% of the total index.

The Barclays 10-Year Municipal Bond Index measures the performance of intermediate- and longer-term, tax-exempt bonds. Bonds in the index must be rated investment-grade (Baa3/BBB- or higher), have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.

The Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) measures the performance of fixed-income securities with fixed-rate coupon payments that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear on the performance pages are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (April 1, 2013–September 30, 2013).

Actual expenses

The first section of each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each share class’s entry shows hypothetical account values and expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Funds: Fixed-Income Funds ■ 2013 Semiannual Report	5

Bond Fund

Portfolio composition

% of net assets as of 9/30/2013

Corporate bonds	26.7

Mortgage-backed securities*	21.7

Foreign government & corporate bonds denominated in U.S. dollars	15.1

U.S. Treasury securities	12.7

Asset-backed securities	10.0

Commercial mortgage-backed securities	7.9

Municipal bonds	3.6

Bank loan obligations	0.3

U.S. agency securities	0.2

Short-term investments, other assets & liabilities, net	1.8

Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 9/30/2013

Less than 1 year	1.8

1–3 years	19.1

3–5 years	27.1

5–10 years	42.7

Over 10 years	9.3

Total	100.0

Holdings by credit quality†

% of fixed-income investments (excluding short-term investments) as of 9/30/2013

Aaa/AAA	37.0

Aa/AA	5.0

A/A	14.9

Baa/BBB	30.6

Ba/BB	6.8

B/B	5.1

Below B/B	0.5

Non-rated	0.1

Total	100.0

†	Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the six months ended September 30, 2013

The Bond Fund returned –1.84% for the Institutional Class, compared with the –1.77% return of its benchmark, the Barclays U.S. Aggregate Bond Index. For the one-year period ended September 30, 2013, the fund returned –0.97%, versus –1.68% for the index. The table below shows returns for all share classes of the fund.

Mixed signals from the Fed heighten bond market volatility

During the period, the Federal Reserve continued its monthly purchases of $85 billion in U.S. Treasury and agency securities. At the same time, the central bank maintained its target federal funds rate—the interest rate U.S. commercial banks charge one another for overnight loans—within a range of 0% to 0.25%. The Fed’s goal was to help stimulate the U.S. economy by keeping interest rates low.

As the number of private sector jobs increased and the housing market strengthened, investors began to worry that the Fed would soon taper its accommodative policies. When the Fed seemed to confirm these fears in late May and again in June, bonds sold off, and the broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index, fell 2.32% in the second quarter of 2013.

Over the summer, interest rates rose in anticipation of the Fed’s next move. New bond issues provided investors with additional income, but borrowing became more expensive, a potential brake on economic activity.

Concerned about rapidly rising interest rates, little progress in reducing unemployment, Washington’s restrictive fiscal policies and political wrangling over the federal budget and debt ceiling, the Federal Reserve unexpectedly announced in September that it would continue its accommodative stance for the foreseeable future. Interest rates came off their highs, boosting prices on some existing bonds, and the fund’s benchmark ended the third quarter up 0.57%, offsetting some of the previous quarter’s losses.

Performance as of September 30, 2013

		Total return		Average annual total return
Bond Fund	Inception date	6 months	1 year	5 years		10 years

Institutional Class	7/1/1999	–1.84%	–0.97%	5.81%		4.54%
Retirement Class	3/31/2006	–2.01	–1.25	5.53		4.34	‡
Retail Class	3/31/2006	–1.96	–1.32	5.55		4.39	‡
Premier Class	9/30/2009	–1.92	–1.12	5.68	‡	4.48	‡

Barclays U.S. Aggregate Bond Index	—	–1.77	–1.68	5.41		4.59

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

‡	The performance shown for the Retirement, Retail and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement, Retail and Premier classes. If those higher expenses had been reflected, the performance of these three classes shown for these periods would have been lower.

6	2013 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Broad-based declines weigh on benchmark performance

All major sectors of the Barclays aggregate index lost ground for the six months. Corporate securities, which made up about one-fifth of the total market capitalization of the index on September 30, 2013, recorded the largest losses; they returned –2.5%.

U.S. Treasuries, the benchmark’s largest sector, returned –1.8%. Yields on 10-year Treasuries went from 1.87% at the end of March to 2.98% in early September, dropping to 2.64% at period-end. U.S. mortgage-backed securities, which made up almost one-third of the index, returned –1.0%, while commercial mortgage-backed, asset-backed and U.S. agency securities returned –0.4%, –0.6% and –1.5%, respectively.

The fund lags its benchmark slightly

In the challenging interest rate environment, the fund slightly trailed its benchmark index primarily because of unsuccessful positions in emerging market and high-yield corporate securities. Overweight holdings in asset-backed securities and municipal bonds also weighed on the fund’s relative return.

These negative effects were partly offset by a significant underweight investment in U.S. Treasury securities, which lagged the broad bond market for the period. The fund’s holdings in investment-grade corporate bonds and government-related credit issues helped relative performance as well.

Expense example

Six months ended September 30, 2013

Bond Fund	Beginning account value (4/1/13)	Ending account value (9/30/13)	Expenses Paid during period* (4/1/13- 9/30/13)

Actual return

Institutional Class	$1,000.00	$981.56	$ 1.59

Retirement Class	1,000.00	979.93	2.83

Retail Class	1,000.00	980.43	3.18

Premier Class	1,000.00	980.82	2.33

5% annual hypothetical return

Institutional Class	1,000.00	1,023.46	1.62

Retirement Class	1,000.00	1,022.21	2.89

Retail Class	1,000.00	1,021.86	3.24

Premier Class	1,000.00	1,022.71	2.38

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2013. The fund’s annualized six-month expense ratio for that period was 0.32% for the Institutional Class, 0.57% for the Retirement Class, 0.64% for the Retail Class and 0.47% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2013 Semiannual Report	7

Bond Index Fund

Portfolio composition

% of net assets as of 9/30/2013

U.S. Treasury securities	36.0

Mortgage-backed securities*	29.2

Corporate bonds	17.9

Foreign government & corporate bonds denominated in U.S. dollars	9.1

U.S. agency securities	4.1

Commercial mortgage-backed securities	1.7

Municipal bonds	1.0

Asset-backed securities	0.4

Short-term investments, other assets & liabilities, net	0.6

Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 9/30/2013

Less than 1 year	1.9

1–3 years	22.2

3–5 years	30.0

5–10 years	33.7

Over 10 years	12.2

Total	100.0

Holdings by credit quality†

% of fixed-income investments (excluding short-term investments) as of 9/30/2013

Aaa/AAA	72.0

Aa/AA	5.1

A/A	11.2

Baa/BBB	11.3

Non-rated	0.4

Total	100.0

†	Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the six months ended September 30, 2013

The Bond Index Fund returned –1.96% for the Institutional Class, compared with the –1.77% return of its benchmark, the Barclays U.S. Aggregate Bond Index. For the one-year period ended September 30, 2013, the fund returned –1.98%, versus –1.68% for the index. The table below shows returns for all share classes of the fund.

Mixed signals from the Fed heighten bond market volatility

During the period, the Federal Reserve continued its large-scale purchases of U.S. Treasury and agency securities, while maintaining its target federal funds rate—the interest rate U.S. commercial banks charge one another for overnight loans—near 0%. The Fed’s goal was to help stimulate the U.S. economy by keeping interest rates low.

As unemployment declined slightly and the housing market strengthened, investors worried that the Fed would soon taper its accommodative policies. When the Fed seemed to confirm these fears in late May and again in June, bonds sold off, and the broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index, fell 2.32% in the second quarter of 2013.

Over the summer, interest rates rose in anticipation of the Fed’s next move. New bond issues provided investors with additional income, but borrowing became more expensive, a potential brake on economic activity.

Concerned about rapidly rising interest rates, the slow pace of job growth and Washington’s restrictive fiscal policies, the central bank announced in September that it would continue its accommodative stance. Interest rates fell, boosting prices on existing bonds, and the fund’s benchmark rose 0.57%, offsetting some of the previous quarter’s losses.

Performance as of September 30, 2013

		Total return		Average annual total return
Bond Index Fund	Inception date	6 months	1 year	since fund inception

Institutional Class	9/14/2009	–1.96%	–1.98%	3.99%
Retirement Class	9/14/2009	–1.99	–2.23	3.76
Retail Class	9/14/2009	–2.04	–2.32	3.66
Premier Class	9/30/2009	–1.94	–2.04	3.86	‡

Barclays U.S. Aggregate Bond Index	—	–1.77	–1.68	4.27	§

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

‡	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for this period has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for this period would have been lower.
§	Performance is calculated from the inception date of the Institutional Class.

8	2013 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Broad-based declines weigh on benchmark performance

All major sectors of the Barclays aggregate index lost ground for the six months. Corporate securities, which made up about one-fifth of the total market capitalization of the index on September 30, 2013, recorded the largest losses; they returned –2.5%.

U.S. Treasuries, the benchmark’s largest sector, returned –1.8%. Yields on 10-year Treasuries rose from 1.87% at the end of March to 2.64% at period-end. U.S. mortgage-backed securities, which made up almost one-third of the index, returned –1.0%, while commercial mortgage-backed, asset-backed and U.S. agency securities returned –0.4%, –0.6% and –1.5%, respectively.

The fund trails its benchmark index

For the period, the fund’s return lagged that of the Barclays aggregate index partly because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not.

Results were also hampered by underperformance among the fund’s U.S. mortgage-backed securities. Since its inception four years ago, the fund’s assets have grown rapidly. To help the fund maintain the overall characteristics of its benchmark under these conditions, the fund’s managers invested in a mix of old and new mortgage-backed issues, with varying interest rates. During the second quarter of 2013, this portfolio significantly underperformed the comparable sector within the index.

Throughout the period, the fund’s managers kept the fund’s duration—a measure of its sensitivity to interest rate changes—close to that of its benchmark. This strategy helped the fund’s risk and reward characteristics to more closely resemble those of its benchmark.

Expense example

Six months ended September 30, 2013

Bond Index Fund	Beginning account value (4/1/13)	Ending account value (9/30/13)	Expenses paid during period* (4/1/13- 9/30/13)

Actual return

Institutional Class	$1,000.00	$980.44	$ 0.65

Retirement Class	1,000.00	980.12	1.89

Retail Class	1,000.00	979.61	2.38

Premier Class	1,000.00	980.62	1.39

5% annual hypothetical return

Institutional Class	1,000.00	1,024.42	0.66

Retirement Class	1,000.00	1,023.16	1.93

Retail Class	1,000.00	1,022.66	2.43

Premier Class	1,000.00	1,023.66	1.42

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2013. The fund’s annualized six-month expense ratio for that period was 0.13% for the Institutional Class, 0.38% for the Retirement Class, 0.48% for the Retail Class and 0.28% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2013 Semiannual Report	9

Bond Plus Fund

Portfolio composition

% of net assets as of 9/30/2013

Corporate bonds	29.5

Mortgage-backed securities*	20.2

Foreign government & corporate bonds denominated in U.S. dollars	15.8

U.S. Treasury securities	10.4

Commercial mortgage-backed securities	4.9

Asset-backed securities	4.7

Bank loan obligations	4.2

Municipal bonds	3.8

U.S. agency securities	0.3

Preferred stock	0.1

Short-term investments, other assets & liabilities, net	6.1

Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 9/30/2013

Less than 1 year	7.2

1–3 years	14.3

3–5 years	22.2

5–10 years	45.7

Over 10 years	10.6

Total	100.0

Holdings by credit quality†

% of fixed-income investments (excluding short-term investments) as of 9/30/2013

Aaa/AAA	39.5

Aa/AA	6.2

A/A	13.4

Baa/BBB	18.6

Ba/BB	10.0

B/B	9.1

Below B/B	2.8

Non-rated	0.4

Total	100.0

†	Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the six months ended September 30, 2013

The Bond Plus Fund returned –1.77% for the Institutional Class, matching the –1.77% return of its benchmark, the Barclays U.S. Aggregate Bond Index. For the one-year period ended September 30, 2013, the fund returned –0.32%, versus –1.68% for the index. The table below shows returns for all share classes of the fund.

Mixed signals from the Fed heighten bond market volatility

During the period, the Federal Reserve continued its monthly purchases of $85 billion in U.S. Treasury and agency securities. At the same time, the central bank maintained its target federal funds rate—the interest rate U.S. commercial banks charge one another for overnight loans—within a range of 0% to 0.25%. The Fed’s goal was to help stimulate the U.S. economy by keeping interest rates low.

As the number of private sector jobs increased and the housing market strengthened, investors began to worry that the Fed would soon taper its accommodative policies. When the Fed seemed to confirm these fears in late May and again in June, bonds sold off, and the broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index, fell 2.32% in the second quarter of 2013.

Over the summer, interest rates rose in anticipation of the Fed’s next move. New bond issues provided investors with additional income, but borrowing became more expensive, a potential brake on economic activity.

Concerned about rapidly rising interest rates, little progress in reducing unemployment, Washington’s restrictive fiscal policies and political wrangling over the federal budget and debt ceiling, the Federal Reserve unexpectedly announced in September that it would continue its accommodative stance for the foreseeable future. Interest rates came off their highs, boosting prices on some existing bonds, and the fund’s benchmark ended the third quarter up 0.57%, offsetting some of the previous quarter’s losses.

Performance as of September 30, 2013

		Total return		Average annual total return
Bond Plus Fund	Inception date	6 months	1 year	5 years		since fund inception

Institutional Class	3/31/2006	–1.77%	–0.32%	6.59%		5.24%
Retirement Class	3/31/2006	–1.89	–0.48	6.34		5.00
Retail Class	3/31/2006	–1.94	–0.66	6.33		5.04
Premier Class	9/30/2009	–1.85	–0.47	6.46	‡	5.16	‡

Barclays U.S. Aggregate Bond Index	—	–1.77	–1.68	5.41		5.28	§

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

‡	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.
§	Performance is calculated from the inception date of the Institutional Class.

10	2013 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Broad-based declines weigh on benchmark performance

All major sectors of the Barclays aggregate index lost ground for the six months. Corporate securities, which made up about one-fifth of the total market capitalization of the index on September 30, 2013, recorded the largest losses; they returned –2.5%.

U.S. Treasuries, the benchmark’s largest sector, returned –1.8%. Yields on 10-year Treasuries went from 1.87% at the end of March to 2.98% in early September, dropping to 2.64% at period-end. U.S. mortgage-backed securities, which made up almost one-third of the index, returned –1.0%, while commercial mortgage-backed, asset-backed and U.S. agency securities returned –0.4%, –0.6% and –1.5%, respectively.

The fund keeps pace with its benchmark

In the challenging interest rate environment, the return of the Bond Plus Fund matched that of the Barclays U.S. Aggregate Bond Index. The fund benefited primarily from its significantly underweight position in U.S. Treasuries, which lagged the broad bond market for the period. Overweight holdings and advantageous selections among investment-grade corporate bonds and asset-backed securities also helped.

Offsetting these positive effects were negative results from the fund’s underperforming investments in emerging market issues and municipal bonds. A small cash position also reduced the fund’s relative return slightly.

Expense example

Six months ended September 30, 2013

Bond Plus Fund	Beginning account value (4/1/13)	Ending account value (9/30/13)	Expenses paid during period* (4/1/13- 9/30/13)

Actual return

Institutional Class	$1,000.00	$982.29	$ 1.64

Retirement Class	1,000.00	981.12	2.88

Retail Class	1,000.00	980.63	3.38

Premier Class	1,000.00	981.55	2.38

5% annual hypothetical return

Institutional Class	1,000.00	1,023.41	1.67

Retirement Class	1,000.00	1,022.16	2.94

Retail Class	1,000.00	1,021.66	3.45

Premier Class	1,000.00	1,022.66	2.43

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2013. The fund’s annualized six-month expense ratio for that period was 0.33% for the Institutional Class, 0.58% for the Retirement Class, 0.68% for the Retail Class and 0.48% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2013 Semiannual Report	11

High-Yield Fund

Portfolio composition

% of net assets as of 9/30/2013

Corporate bonds	70.6

Foreign government & corporate bonds denominated in U.S. dollars	14.5

Bank loan obligations	11.8

Preferred stock	0.3

Short-term investments, other assets & liabilities, net	2.8

Total	100.0

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 9/30/2013

1–3 years	0.4

3–5 years	12.8

5–10 years	81.6

Over 10 years	5.2

Total	100.0

Holdings by credit quality*

% of fixed-income investments (excluding short-term investments) as of 9/30/2013

Baa/BBB	0.7

Ba/BB	47.0

B/B	45.3

Below B/B	7.0

Total	100.0

*	Credit quality ratings are based on the BofA Merrill Lynch methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the six months ended September 30, 2013

The High-Yield Fund returned –0.02% for the Institutional Class, compared with the 0.47% return of its benchmark, the BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index. For the one-year period ended September 30, 2013, the fund returned 5.64%, versus 6.02% for the index. The table below shows returns for all share classes of the fund.

High-yield bonds stumble but recover despite rising interest rates

After opening the reporting period with a 1.81% gain in April, high-yield bonds declined in May and June, resulting in a loss for the second quarter of 2013. High-yield issues came under pressure during the quarter on fears that the Federal Reserve might begin to taper its massive bond buying program sooner than previously anticipated. This drove interest rates higher and led to a sell-off of fixed-income assets, including high-yield bonds.

During the third quarter, however, high-yield securities rebounded to post solid gains, more than offsetting the previous quarter’s losses. Based on the continued financial health of high-yield issuers, an improving economy and the Fed’s decision to continue its accommodative policies, investors returned to high-yield bonds because of their attractive yields. As interest rates came off their highs, the fund’s benchmark ended the quarter up 2.08%.

For the six-month period, high-yield bonds easily outperformed the –1.77% return of the broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index. For the five years ended September 30, 2013, high-yield issues earned an average annual 11.80%, substantially outpacing the 5.41% average return of the broad bond market.

Performance as of September 30, 2013

		Total return		Average annual total return
High-Yield Fund†	Inception date	6 months	1 year	5 years		since fund inception

Institutional Class	3/31/2006	–0.02%	5.64%	12.00%		8.09%
Retirement Class	3/31/2006	–0.14	5.38	11.72		7.81
Retail Class	3/31/2006	–0.24	5.34	11.77		7.92
Premier Class	9/30/2009	–0.09	5.48	11.87	‡	8.00	‡

BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index	—	0.47	6.02	11.80		7.79	§

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

†	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.
‡	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.
§	Performance is calculated from the inception date of the Institutional Class.

12	2013 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

High-yield bond issuance increases

During the six months, new issuance in the high-yield bond market was strong. Solid credit fundamentals, combined with a favorable economic environment and increasing investor demand, paved the way for $159 billion in new high-yield debt issuance, up from $150 billion over the same time period in 2012.

For the period, 53 of the benchmark’s 68 sectors posted gains. Returns ranged from –4.5% for the mono-line insurance sector to 7.5% for the electricity distribution sector.

Amid the volatile period, investors favored riskier higher-yielding securities over higher-rated issues. As a result, lower-quality bonds (those rated CCC and lower) earned 3.0%, while B- and BB-rated issues returned 1.0% and 0.1%, respectively. According to Moody’s Investors Service, default rates in the high-yield segment remained near historical lows, ending September at 2.6%.

The fund lags its benchmark in a challenging market

For the six months, the High-Yield Fund trailed its benchmark because of unfavorable sector allocations and individual security selections.

Sector positions that detracted from performance included those in banking, media and energy exploration. These negative effects were partly offset by favorable results from holdings in the gas distribution, gaming and software sectors.

Among individual security selections, the biggest drag on relative performance came from overweight positions in banking giants JPMorgan Chase and Fifth Third Bancorp. An overweight investment in International Lease Finance Corporation, an airplane leasing subsidiary of insurer AIG, also detracted.

The largest positive contributions came from two lower-quality, higher-yielding holdings: wound-care products provider Kinetic Concepts and Ceridian, a payroll processing company. An out-of-benchmark position in Boyd Gaming, a casino operator, helped relative performance as well.

Expense example

Six months ended September 30, 2013

High-Yield Fund	Beginning account value (4/1/13)	Ending account value (9/30/13)	Expenses Paid during period* (4/1/13- 9/30/13)

Actual return

Institutional Class	$1,000.00	$999.84	$ 1.85

Retirement Class	1,000.00	998.59	3.11

Retail Class	1,000.00	997.58	3.25

Premier Class	1,000.00	999.09	2.61

5% annual hypothetical return

Institutional Class	1,000.00	1,023.21	1.88

Retirement Class	1,000.00	1,021.96	3.14

Retail Class	1,000.00	1,021.81	3.29

Premier Class	1,000.00	1,022.46	2.64

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2013. The fund’s annualized six-month expense ratio for that period was 0.37% for the Institutional Class, 0.62% for the Retirement Class, 0.65% for the Retail Class and 0.52% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2013 Semiannual Report	13

Inflation-Linked Bond Fund

Portfolio composition

% of net assets as of 9/30/2013

U.S. Treasury securities	99.1

Short-term investments, other assets & liabilities, net	0.9

Total	100.0

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 9/30/2013

Less than 1 year	1.8

1–3 years	19.9

3–5 years	15.9

5–10 years	34.4

Over 10 years	28.0

Total	100.0

Performance for the six months ended September 30, 2013

The Inflation-Linked Bond Fund returned –6.38% for the Institutional Class, compared with the –6.40% return of its benchmark, the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L). For the one-year period ended September 30, 2013, the fund returned –6.31%, versus –6.10% for the index. The table below shows returns for all share classes of the fund.

Amid rising rates and low inflation, TIPS suffer outsized losses

At the end of September, year-over-year inflation, as measured by the Consumer Price Index, was 1.2%, compared with 1.1% in April. Oil, a widely watched indicator of current inflationary pressures, rose 5% for the six months; it fell to $87 a barrel in mid-April before soaring to $102 a barrel on September 30.

The modest rise in overall inflation reflected the slow growth rate of the U.S. economy. The nation’s gross domestic product, which measures the value of all goods and services produced in the United States, grew at an estimated annual rate of 1.6% in the second quarter of 2013. Although the housing market improved, unemployment remained elevated.

With inflation still well below its target of 2.5%, the Federal Reserve continued its monthly purchases of $85 billion of U.S. Treasury and agency securities, seeking to stimulate growth by restraining long-term interest rates. As the economy appeared to strengthen early in the period, investors began to worry that the Fed would soon taper its accommodative policies. When the Fed seemed to confirm these fears in late May and again in June, bonds sold off, and TIPS, as measured by the Barclays U.S. Treasury Inflation Protected Securities Index, fell 7.05% in the second quarter.

Performance as of September 30, 2013

		Total return		Average annual total return
Inflation-Linked Bond Fund	Inception date	6 months	1 year	5 years		10 years

Institutional Class	10/1/2002	–6.38%	–6.31%	4.91%		4.94%
Retirement Class	3/31/2006	–6.54	–6.52	4.65		4.77	*
Retail Class	10/1/2002	–6.61	–6.68	4.66		4.76
Premier Class	9/30/2009	–6.48	–6.43	4.77	*	4.87	*

Barclays U.S. Treasury Inflation Protected Securities Index (Series-L)	—	–6.40	–6.10	5.31		5.23

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Retirement and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement and Premier classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

14	2013 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

TIPS lag the broad bond market

Although most segments of the fixed-income market declined for the six months, TIPS were especially hard hit. Over the summer, interest rates rose in anticipation of the Fed’s next move. TIPS’ longer maturities made them particularly vulnerable to the effects of these rising rates, which pushed down the value of many existing bonds. At the same time, investors lowered their expectations of future inflation.

The six-month return of TIPS was more than four-and-a-half percentage points lower than the –1.77% return of the broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index. For the ten years ended September 30, 2013, the average annual return of TIPS was 5.23%, compared with 4.59% for the Barclays aggregate index.

In a down market, the fund tracks its benchmark

In line with the performance of the TIPS index, the Inflation-Linked Bond Fund posted a loss of more than six percent for the period. Because the fund’s portfolio was similar to that of its benchmark, the above discussion of the benchmark’s performance also applies to the fund’s performance.

During the period, the fund’s managers kept the fund’s duration—a measure of its sensitivity to interest rate changes—close to that of the TIPS index. This strategy helped the fund’s risk and reward characteristics resemble more closely those of its benchmark.

Expense example

Six months ended September 30, 2013

Inflation-Linked Bond Fund	Beginning account value (4/1/13)	Ending account value (9/30/13)	Expenses paid during period* (4/1/13- 9/30/13)

Actual return

Institutional Class	$1,000.00	$936.16	$ 1.31

Retirement Class	1,000.00	934.64	2.52

Retail Class	1,000.00	933.91	2.86

Premier Class	1,000.00	935.24	2.04

5% annual hypothetical return

Institutional Class	1,000.00	1,023.71	1.37

Retirement Class	1,000.00	1,022.46	2.64

Retail Class	1,000.00	1,022.11	2.99

Premier Class	1,000.00	1,022.96	2.13

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2013. The fund’s annualized six-month expense ratio for that period was 0.27% for the Institutional Class, 0.52% for the Retirement Class, 0.59% for the Retail Class and 0.42% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2013 Semiannual Report	15

Short-Term Bond Fund

Portfolio composition

% of net assets as of 9/30/2013

Corporate bonds	23.0

Foreign government & corporate bonds denominated in U.S. dollars	20.9

Asset-backed securities	16.7

U.S. Treasury securities	15.7

Commercial mortgage-backed securities	5.8

U.S. agency securities	2.8

Mortgage-backed securities*	1.4

Bank loan obligations	0.9

Municipal bonds	0.5

Short-term investments, other assets & liabilities, net	12.3

Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 9/30/2013

Less than 1 year	21.5

1–3 years	39.6

3–5 years	34.1

5–10 years	4.8

Total	100.0

Holdings by credit quality†

% of fixed-income investments (excluding short-term investments) as of 9/30/2013

Aaa/AAA	47.9

Aa/AA	13.3

A/A	13.1

Baa/BBB	16.9

Ba/BB	3.8

B/B	2.3

Below B/B	0.4

Non-rated	2.3

Total	100.0

†	Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the six months ended September 30, 2013

The Short-Term Bond Fund returned –0.41% for the Institutional Class, compared with the –0.13% return of its benchmark, the Barclays U.S. 1–5 Year Government/Credit Bond Index. For the one-year period ended September 30, 2013, the fund returned 0.40%, versus 0.34% for the index. The table below shows returns for all share classes of the fund.

Short-term bonds hold up better than the broad market

During the period, the Federal Reserve continued its large-scale purchases of U.S. Treasury and agency securities, while maintaining its target federal funds rate—the interest rate U.S. commercial banks charge one another for overnight loans—near 0%. The Fed’s goal was to help stimulate the U.S. economy by keeping interest rates low.

As unemployment declined slightly and the housing market strengthened, investors worried that the Fed would soon taper its accommodative policies. When the Fed seemed to confirm these fears in late May and again in June, bonds universally sold off. The Barclays U.S. 1–5 Year Government/Credit Bond Index fell 0.75% in the second quarter of 2013.

Over the summer, interest rates rose in anticipation of the Fed’s next move. With robust economic recovery still elusive, the central bank announced in September that it would continue its accommodative stance. Interest rates fell, boosting prices on existing bonds, and the fund’s benchmark rose 0.63% for the third quarter.

During the six months, some investors turned to bonds with shorter maturities because of their lower price volatility. (Short-term bonds are generally less sensitive to interest rate moves.) As a result, the fund’s

Performance as of September 30, 2013

		Total return		Average annual total return
Short-Term Bond Fund	Inception date	6 months	1 year	5 years		since fund inception

Institutional Class	3/31/2006	–0.41%	0.40%	3.77%		3.79%
Retirement Class	3/31/2006	–0.53	0.15	3.53		3.54
Retail Class	3/31/2006	–0.57	0.08	3.55		3.61
Premier Class	9/30/2009	–0.48	0.25	3.66	‡	3.72	‡

Barclays U.S. 1–5 Year Government/Credit Bond Index	—	–0.13	0.34	3.56		4.08	§

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

‡	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.
§	Performance is calculated from the inception date of the Institutional Class.

16	2013 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

benchmark outperformed the –1.77% return of the broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index. However, for the five years ended September 30, 2013, the average annual return of short-term issues trailed that of the broad market, 3.56% to 5.41%.

Short-term corporate bonds move up in a down market

Corporate securities led other short-term sectors for the six months. Representing more than one-fifth of the benchmark’s total market capitalization at period-end, corporate bonds returned 0.1%, versus –0.1% for U.S. government-related securities and –0.2% for U.S. Treasury securities, the benchmark’s largest sector. The yield on 2-year Treasuries rose from 0.25% on March 31, 2013, to 0.33% at period-end. The 5-year yield increased from 0.77% to 1.39%.

Underperformance in the second quarter hurts the fund

The fund trailed its benchmark for the period because of substantial underperformance in the second quarter: the fund’s overweight investments in corporate bonds, including higher-yielding, lower-quality securities, suffered outsized losses as rattled investors sought safety in U.S. Treasuries. When these sectors recovered in the third quarter, the fund outpaced the short-term index, limiting its margin of underperformance for the period.

The fund’s largest detractors for the six months were out-of-benchmark positions in asset-backed and commercial mortgage-backed securities. Overweight holdings in underperforming investment-grade corporate securities reduced relative results as well.

These negative effects were partly countered by the fund’s underweight position in short-term U.S. Treasury securities. The fund also benefited from its positions in high-yield bonds and government-related credit issues.

Expense example

Six months ended September 30, 2013

Short-Term Bond Fund	Beginning account value (4/1/13)	Ending account value (9/30/13)	Expenses paid during period* (4/1/13- 9/30/13)

Actual return

Institutional Class	$1,000.00	$995.93	$ 1.40

Retirement Class	1,000.00	994.69	2.65

Retail Class	1,000.00	994.32	3.00

Premier Class	1,000.00	995.19	2.15

5% annual hypothetical return

Institutional Class	1,000.00	1,023.66	1.42

Retirement Class	1,000.00	1,022.41	2.69

Retail Class	1,000.00	1,022.06	3.04

Premier Class	1,000.00	1,022.91	2.18

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2013. The fund’s annualized six-month expense ratio for that period was 0.28% for the Institutional Class, 0.53% for the Retirement Class, 0.60% for the Retail Class and 0.43% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2013 Semiannual Report	17

Social Choice Bond Fund

Portfolio composition

% of net assets as of 9/30/2013

Corporate bonds	33.4

Mortgage-backed securities*	16.7

Foreign government & corporate bonds denominated in U.S. dollars	14.6

Municipal bonds	10.1

U.S. Treasury securities	6.2

Commercial mortgage-backed securities	5.7

U.S. agency securities	5.4

Asset-backed securities	2.8

Preferred stock	0.4

Bank loan obligations	0.4

Short-term investments, other assets & liabilities, net	4.3

Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 9/30/2013

Less than 1 year	7.5

1–3 years	13.2

3–5 years	33.4

5–10 years	31.3

Over 10 years	14.6

Total	100.0

Holdings by credit quality†

% of fixed-income investments (excluding short-term investments) as of 9/30/2013

Aaa/AAA	36.9

Aa/AA	12.4

A/A	17.2

Baa/BBB	22.3

Ba/BB	2.0

B/B	3.7

Below B/B	0.7

Non-rated	4.8

Total	100.0

†	Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the six months ended September 30, 2013

The Social Choice Bond Fund returned –1.63% for the Institutional Class, compared with the –1.77% return of its benchmark, the Barclays U.S. Aggregate Bond Index. For the one-year period ended September 30, 2013, the fund returned –1.14%, versus –1.68% for the index. The table below shows returns for all share classes of the fund. The fund utilizes certain social criteria, while the benchmark does not.

Mixed signals from the Fed heighten bond market volatility

During the period, the Federal Reserve continued its monthly purchases of $85 billion in U.S. Treasury and agency securities. At the same time, the central bank maintained its target federal funds rate—the interest rate U.S. commercial banks charge one another for overnight loans—within a range of 0% to 0.25%. The Fed’s goal was to help stimulate the U.S. economy by keeping interest rates low.

As the number of private sector jobs increased and the housing market strengthened, investors began to worry that the Fed would soon taper its accommodative policies. When the Fed seemed to confirm these fears in late May and again in June, bonds sold off, and the broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index, fell 2.32% in the second quarter of 2013.

Over the summer, interest rates rose in anticipation of the Fed’s next move. New bond issues provided investors with additional income, but borrowing became more expensive, a potential brake on economic activity.

Concerned about rapidly rising interest rates, little progress in reducing unemployment, Washington’s restrictive fiscal policies and political wrangling over the federal budget and debt ceiling, the Federal Reserve unexpectedly

Performance as of September 30, 2013

		Total return		Average annual total return
Social Choice Bond Fund	Inception date	6 months	1 year	since inception

Institutional Class	9/21/2012	–1.63%	–1.14%	–0.24%
Retirement Class	9/21/2012	–1.75	–1.39	–0.49
Retail Class	9/21/2012	–1.80	–1.49	–0.59
Premier Class	9/21/2012	–1.70	–1.29	–0.39

Barclays U.S. Aggregate Bond Index	—	–1.77	–1.68	–1.31	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

‡	Performance is calculated from the inception date of the Institutional Class.

18	2013 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

announced in September that it would continue its accommodative stance for the foreseeable future. Interest rates came off their highs, boosting prices on some existing bonds, and the fund’s benchmark ended the third quarter up 0.57%, offsetting some of the previous quarter’s losses.

Broad-based declines weigh on benchmark performance

All major sectors of the Barclays aggregate index lost ground for the six months. Corporate securities, which made up about one-fifth of the total market capitalization of the index on September 30, 2013, recorded the largest losses; they returned –2.5%.

U.S. Treasuries, the benchmark’s largest sector, returned –1.8%. Yields on 10-year Treasuries went from 1.87% at the end of March to 2.98% in early September, dropping to 2.64% at period-end. U.S. mortgage-backed securities, which made up almost one-third of the index, returned –1.0%, while commercial mortgage-backed, asset-backed and U.S. agency securities returned –0.4%, –0.6% and –1.5%, respectively.

The fund holds up better than its benchmark

In the challenging interest rate environment, the Social Choice Bond Fund outpaced the Barclays U.S. Aggregate Bond Index. Most of the fund’s outperformance resulted from a significant underweight position in U.S. Treasury securities, which lagged the broad bond market for the period.

These positive contributions were partly offset by the fund’s investments in municipal bonds. Relative performance was also constrained by the fund’s positioning among investment-grade corporate bonds and mortgage-backed securities.

Expense example

Six months ended September 30, 2013

Social Choice Bond Fund	Beginning account value (4/1/13)	Ending account value (9/30/13)	Expenses paid during period* (4/1/13- 9/30/13)

Actual return

Institutional Class	$1,000.00	$983.70	$1.99

Retirement Class	1,000.00	982.47	3.23

Retail Class	1,000.00	981.99	3.73

Premier Class	1,000.00	982.97	2.73

5% annual hypothetical return

Institutional Class	1,000.00	1,023.06	2.03

Retirement Class	1,000.00	1,021.81	3.29

Retail Class	1,000.00	1,021.31	3.80

Premier Class	1,000.00	1,022.31	2.79

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2013. The fund’s annualized six-month expense ratio for that period was 0.40% for the Institutional Class, 0.65% for the Retirement Class, 0.75% for the Retail Class and 0.55% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2013 Semiannual Report	19

Tax-Exempt Bond Fund

Portfolio composition

% of net assets as of 9/30/2013

Municipal bonds	97.3

Short-term investments, other assets & liabilities, net	2.7

Total	100.0

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 9/30/2013

Less than 1 year	1.8

1–3 years	3.7

3–5 years	12.9

5–10 years	61.4

Over 10 years	20.2

Total	100.0

Holdings by credit quality*

% of fixed-income investments (excluding short-term investments) as of 9/30/2013

Aaa/AAA	9.9

Aa/AA	37.5

A/A	43.1

Baa/BBB	8.3

Ba/BB	0.9

Non-rated	0.3

Total	100.0

*	Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the six months ended September 30, 2013

The Tax-Exempt Bond Fund returned –3.91% for the Institutional Class, compared with the –2.41% return of its benchmark, the Barclays 10-Year Municipal Bond Index. For the one-year period ended September 30, 2013, the fund returned –2.74%, versus –1.30% for the index. The table below shows returns for all share classes of the fund.

Municipal bonds stumble amid rising interest rates

As the reporting period opened, modest gains in employment, coupled with the ongoing recovery in the housing market and increased consumer spending, prompted the Federal Reserve to announce that it might soon begin tapering its massive bond buying program. In response, many investors turned away from fixed-income securities, including municipal bonds, which drove up interest rates and pushed down prices on some existing bonds. The Barclays 10-Year Municipal Bond Index fell 3.11% in the second quarter of 2013.

As investor concern continued over the summer, rates moved even higher. At the same time, news of Detroit’s bankruptcy filing further contributed to uncertainty in the municipal bond market.

In September, Chairman Ben Bernanke announced that the Fed would maintain its accommodative policies for the foreseeable future because of renewed concerns about the strength of the economic recovery. Interest rates came off their highs, and the fund’s benchmark ended the third quarter up 0.72%, partly offsetting the previous quarter’s losses.

Increasingly concerned about rising rates, investors redeemed municipal bond fund shares at a relentless pace during the six months. All told, more than $45 billion was withdrawn from municipal bond funds over the period. This sell-off put downward pressure on municipal bond prices.

Performance as of September 30, 2013

		Total return		Average annual total return
Tax-Exempt Bond Fund	Inception date	6 months	1 year	5 years	Since inception

Institutional Class	3/31/2006	–3.91%	–2.74%	5.50%	4.48%
Retail Class	3/31/2006	–4.04	–2.92	5.31	4.33

Barclays 10-Year Municipal Bond Index	—	–2.41	–1.30	6.42	5.32	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

†	Performance is calculated from the inception date of the Institutional Class.

20	2013 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

For the six months, tax-exempt bonds lagged the –1.77% return of the broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index. For the five years ended September 30, 2013, the Barclays 10-Year Municipal Bond Index earned an average annual 6.42%, outpacing the 5.41% average return of the broad bond market over the same period.

Broad-based sector declines push the index lower

All 14 sectors of the fund’s benchmark lost ground for the six months. The biggest detractions came from the index’s two largest sectors: local and state general obligation bonds, both of which fell 2.5%. Losses from the sizable special tax, power and transportation sectors were also detrimental. Together, these five sectors constituted more than two-thirds of the benchmark’s total market capitalization at period-end.

Against the backdrop of rising rates, the volume of municipal bond issuance declined dramatically. During the six months, new tax-exempt bond issuance totaled $165 billion, versus $205 billion over the same period in 2012.

The fund lags in a challenging market

For the period, the fund trailed its benchmark in part because of unfavorable selections in the local, special tax and industrial revenue sectors. The fund’s relative results were also constrained by a small position in Puerto Rico bonds, which sold off sharply in the third quarter on heightened concerns about its rising debt levels and weakening economy. These holdings were eliminated by the end of the reporting period.

These negative effects were partly offset by the fund’s underweight position in the lagging transportation and power sectors. The fund also benefited from a favorable allocation to water and sewer and housing issues.

Expense example

Six months ended September 30, 2013

Tax-Exempt Bond Fund	Beginning account value (4/1/13)	Ending account value (9/30/13)	Expenses paid during period* (4/1/13- 9/30/13)

Actual return

Institutional Class	$1,000.00	$960.93	$1.72

Retail Class	1,000.00	959.64	3.14

5% annual hypothetical return

Institutional Class	1,000.00	1,023.31	1.78

Retail Class	1,000.00	1,021.86	3.24

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2013. The fund’s annualized six-month expense ratio for that period was 0.35% for the Institutional Class and 0.64% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2013 Semiannual Report	21

Money Market Fund

Portfolio composition

% of net assets as of 9/30/2013

Commercial paper	43.0

U.S. government agency securities	24.5

U.S. Treasury securities	17.1

Floating rate securities, government	10.0

Certificates of deposit	5.3

Other assets & liabilities, net	0.1

Total	100.0

Net annualized yield

(for the 7 days ended 9/24/2013)*

	Current yield	Effective yield

Money Market Fund†

Institutional Class	0.01%	0.01%

Retirement Class	0.00	0.00

Retail Class	0.00	0.00

Premier Class	0.00	0.00

iMoneyNet Money Fund Report Averages–All Taxable§	0.01	0.01

The current yield more closely reflects current earnings than does the total return.

*	iMoneyNet reports its 7-day yields as of Tuesday of each week.

Performance for the six months ended September 30, 2013

The Money Market Fund returned 0.01% for the Institutional Class, matching the 0.01% return of the iMoneyNet Money Fund Report Averages™—All Taxable, a simple average of over 1,000 taxable money market funds. The iMoneyNet average is not an index, and its returns reflect the deduction of expenses charged by the funds included in the average. The table below shows returns for all share classes of the fund.

Money market yields decline as supplies shrink

During the six months, investors faced greatly diminished supplies of money market instruments within the marketplace. The shortage of short-term securities boosted their prices, further reducing their already low yields.

The issuance of U.S. Treasury and agency securities was curtailed when budget cuts, higher-than-expected tax receipts and large dividend payments by government-sponsored entities Fannie Mae and Freddie Mac reduced the federal government’s borrowing needs. At the same time, the Federal Reserve continued to purchase each month $85 billion of government securities. The Fed’s goal was to stimulate the U.S. economy by lowering longer-term interest rates, but the purchases left fewer investment opportunities for other investors.

Performance as of September 30, 2013

		Total return		Average annual total return
Money Market Fund†	Inception date	6 months	1 year	5 years		10 years

Institutional Class	7/1/1999	0.01%	0.03%	0.26%		1.84%
Retirement Class	3/31/2006	0.00	0.00	0.16		1.73	‡
Retail Class	3/31/2006	0.00	0.00	0.18		1.78	‡
Premier Class	9/30/2009	0.00	0.00	0.21	‡	1.82	‡

iMoneyNet Money Fund Report Averages—All Taxable§	—	0.01	0.02	0.11		1.50

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

An investment in the Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. For a detailed discussion of risk, please see the prospectus.

‡	The performance shown for the Retirement, Retail and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement, Retail and Premier classes. If those higher expenses had been reflected, the performance of these three classes shown for these periods would have been lower.
§	The iMoneyNet Money Fund Report Averages—All Taxable category is a simple average of over 1,000 taxable money market funds. You cannot invest in it directly.

†	Beginning August 18, 2009, part or all of the 12b-1 distribution expenses of the Retail Class of the Money Market Fund are not being reimbursed to the fund’s distributor. The fund’s adviser is also reimbursing certain other fund expenses. Also, part or all of the service and investment management fees of the Retirement Class of the Money Market Fund are being voluntarily waived. Beginning October 1, 2009, part or all of the 12b-1 distribution expenses and investment management fees of the Premier Class of the Money Market Fund are being voluntarily waived. Beginning August 27, 2013, part or all of the investment management fees of the Institutional Class of the Money Market Fund are being voluntarily waived. Without these changes, the 7-day current and effective net annualized yields and total returns for the fund would have been lower. This suspension of reimbursement and the addition of waivers are voluntary and may be discontinued at any time without notice.

22	2013 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

In the private sector, the short supply of Treasuries drove down yields on repurchase agreements, which often use government securities as collateral. Issuance of commercial paper remained low, as businesses reported sufficient cash for their needs.

Short-term Treasury and LIBOR yields fall

During the period, yields on Treasuries with shorter maturities declined significantly. Three-month yields dropped from 0.07% on March 31, 2013, to 0.02% six months later.

LIBOR yields also fell across the maturity curve. (Historically, LIBOR has been an indicator of the interest rates that banks expect to pay to other banks for loans on the London market.) The six-month rate fell from 0.44% to 0.37%.

Throughout the six months, the Federal Reserve kept its target federal funds rate—the interest rate that U.S. commercial banks charge one another for overnight loans—near 0%. Although the fed funds rate replaced LIBOR as the chief yardstick for current short-term rates, LIBOR continued to be used as a trailing indicator. In July, the New York Stock Exchange was chosen to administer LIBOR, in an effort to improve its reliability.

Declining yields pose challenges for money managers

Amid falling yields and diminished supplies, the managers of the Money Market Fund sought advantageous investment opportunities while aiming to minimize risk. In pursuit of relative value and to comply with SEC regulations, the fund maintained more than half of its portfolio in U.S. Treasury and agency securities. For incrementally higher yields, it purchased longer-term U.S. government floating-rate securities. Increasing its foreign holdings, the fund began to selectively invest in high-quality Asian banks in addition to Canadian and Australian institutions. On September 24, 2013, the fund’s weighted average maturity was 53 days, versus 48 days for the average iMoneyNet fund.

Beginning August 27, 2013, part or all of the investment management fees of the Money Market Fund’s Institutional Class are being voluntarily waived to prevent the yield of that share class from going negative.

Expense example

Six months ended September 30, 2013

Money Market Fund	Beginning account value (4/1/13)	Ending account value (9/30/13)	Expenses paid during period* (4/1/13- 9/30/13)

Actual return

Institutional Class	$1,000.00	$1,000.08	$0.65

Retirement Class	1,000.00	1,000.00	0.75

Retail Class	1,000.00	1,000.00	0.75

Premier Class	1,000.00	1,000.00	0.75

5% annual hypothetical return

Institutional Class	1,000.00	1,024.42	0.66

Retirement Class	1,000.00	1,024.32	0.76

Retail Class	1,000.00	1,024.32	0.76

Premier Class	1,000.00	1,024.32	0.76

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2013. The fund’s annualized six-month expense ratio for that period was 0.13% for the Institutional Class, 0.15% for the Retirement Class, 0.15% for the Retail Class and 0.15% for the Premier Class. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2013 Semiannual Report	23

Summary portfolio of investments (unaudited)

Bond Fund  ■  September 30, 2013

Principal	Issuer	Value	% of net assets

BANK LOAN OBLIGATIONS

CAPITAL GOODS	$2,489,067	0.1%

CONSUMER SERVICES	2,050,635	0.1

MEDIA	1,847,902	0.1

TOTAL BANK LOAN OBLIGATIONS (Cost $6,400,036)	6,387,604	0.3

BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS	777,076	0.0

BANKS	83,568,682	3.6

CAPITAL GOODS	20,202,252	0.9

COMMERCIAL & PROFESSIONAL SERVICES	10,676,612	0.5

CONSUMER DURABLES & APPAREL	16,258,571	0.7

CONSUMER SERVICES	7,293,039	0.3

DIVERSIFIED FINANCIALS	129,135,599	5.6

ENERGY	97,920,616	4.2

FOOD & STAPLES RETAILING	2,932,693	0.2

FOOD, BEVERAGE & TOBACCO	23,407,646	1.0

HEALTH CARE EQUIPMENT & SERVICES	19,085,790	0.8

HOUSEHOLD & PERSONAL PRODUCTS	3,624,326	0.2

INSURANCE	50,462,959	2.2

MATERIALS	54,458,805	2.4

MEDIA	56,210,910	2.5

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	12,995,613	0.6

REAL ESTATE	22,184,628	1.0

RETAILING	43,682,306	1.9

SOFTWARE & SERVICES	18,900,977	0.8

TECHNOLOGY HARDWARE & EQUIPMENT	24,712,464	1.1

TELECOMMUNICATION SERVICES
Verizon Communications, Inc
$23,186,000	0.700%–8.750%, 11/02/15–09/15/43	25,145,770	1.1

Other	32,842,338	1.4
57,988,108	2.5

TRANSPORTATION	15,684,346	0.7

UTILITIES	92,784,419	4.0

TOTAL CORPORATE BONDS (Cost $865,780,837)	864,948,437	37.7

Principal		Issuer	Value	% of net assets

GOVERNMENT BONDS

AGENCY SECURITIES			$9,926,984	0.4%

FOREIGN GOVERNMENT BONDS			89,126,576	3.9

MORTGAGE BACKED

		Federal Home Loan Mortgage Corp Gold (FGLMC)
$33,414,050		4.000%–8.000%, 01/01/16–11/15/42	35,958,235	1.6

		Federal National Mortgage Association (FNMA)
18,000,000	h	3.000%, 10/25/28	18,635,625	0.8
11,000,000	h	4.000%, 10/25/28	11,670,313	0.5
21,813,967		4.500%, 04/01/41	23,322,528	1.0
10,872,771		3.500%, 02/01/42	11,089,721	0.5
10,512,519		3.500%, 09/01/42	10,722,893	0.5
17,922,838		3.500%, 11/01/42	18,281,387	0.8
9,785,451		3.500%, 11/01/42	9,975,242	0.4
21,000,000	h	3.500%, 10/25/43	21,377,345	0.9
38,000,000	h	4.000%, 10/25/43	39,858,436	1.7
30,000,000	h	5.000%, 10/25/43	32,531,250	1.4
30,000,000	h	5.500%, 10/25/43	32,700,000	1.4
11,000,000	h	3.500%, 11/25/43	11,161,563	0.5
51,000,000	h	4.000%, 11/25/43	53,318,904	2.3
58,563,065		2.392%–8.000%, 10/01/13–11/25/43	61,278,647	2.6

		Government National Mortgage Association (GNMA)
17,979,053		4.000%, 01/20/42	19,065,291	0.8
25,346,822		3.500%, 03/15/42	26,101,882	1.1
14,000,000	h	4.500%, 10/15/43	15,028,125	0.7
42,005,241		3.000%–8.500%, 01/15/28–01/15/44	44,523,711	1.9

		Other	6,910,374	0.3
			503,511,472	21.7

MUNICIPAL BONDS

		Florida Hurricane Catastrophe Fund Finance Corp
25,000,000		1.298%, 07/01/16	24,888,500	1.1

		New York State Urban Development Corp
11,000,000		1.350%, 03/15/18	10,838,630	0.5

		State of Illinois
12,000,000		4.350%, 06/01/18	12,410,520	0.5

		Other	35,423,997	1.5

			83,561,647	3.6

U.S. TREASURY SECURITIES

		United States Treasury Bond
15,970,000		2.875%, 05/15/43	13,554,538	0.6
27,500,000		3.625%, 08/15/43	27,182,045	1.2

		United States Treasury Note
86,295,000		0.500%, 06/15/16	86,214,055	3.7
16,380,000		0.875%, 09/15/16	16,500,295	0.7
73,758,700		1.500%, 08/31/18	74,248,532	3.2
25,000,000		1.375%, 09/30/18	24,982,425	1.1
34,170,000		2.500%, 08/15/23	33,822,969	1.5

		Other	17,324,456	0.7

			293,829,315	12.7

		TOTAL GOVERNMENT BONDS (Cost $974,971,779)	979,955,994	42.3

24	2013 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Bond Fund  ■  September 30, 2013

Principal		Issuer	Value	% of net assets

STRUCTURED ASSETS

ASSET BACKED

		Avis Budget Rental Car Funding AESOP LLC
		Series 2011-3A (Class B)
$9,300,000	g	4.740%, 11/20/17	$9,963,406	0.4%
		Series 2012-3A (Class B)
9,800,000	g	3.040%, 03/20/19	9,867,150	0.4

		Capital Automotive REIT
		Series 2012-1A (Class A)
11,801,719	g,m	4.700%, 07/15/42	11,690,193	0.5

		CKE Restaurant Holdings, Inc
		Series 2013-1A (Class A2)
17,368,750	g	4.474%, 03/20/43	17,315,758	0.7

		Dominos Pizza Master Issuer LLC
		Series 2012-1A (Class A2)
28,073,800	g	5.216%, 01/25/42	30,147,584	1.3

		Ford Credit Auto Owner Trust
		Series 2012-B (Class D)
11,440,000		2.930%, 10/15/18	11,720,657	0.5

		Hertz Vehicle Financing LLC
		Series 2013-1A (Class B2)
15,000,000	g	2.480%, 08/25/19	14,635,650	0.6

		Santander Drive Auto Receivables Trust
		Series 2012-2 (Class D)
19,750,000		3.870%, 02/15/18	20,365,785	0.8

		Sierra Receivables Funding Co LLC
		Series 2013-1A (Class A)
13,505,254	g	1.590%, 11/20/29	13,466,427	0.5

		Other	102,468,488	4.3
			241,641,098	10.0

OTHER MORTGAGE BACKED

		Bear Stearns Commercial Mortgage Securities Trust
		Series 2007-PW15 (Class AM)
12,495,000		5.363%, 02/11/44	12,678,339	0.6

		Credit Suisse Mortgage Capital Certificates
		Series 2006-C4 (Class AM)
29,705,000		5.509%, 09/15/39	31,735,069	1.4

		JP Morgan Chase Commercial Mortgage Securities Corp
		Series 2007-C1 (Class AM)
13,475,000	i	6.140%, 02/15/51	13,999,676	0.6

		LB-UBS Commercial Mortgage Trust
		Series 2007-C2 (Class AM)
25,243,000	i	5.493%, 02/15/40	26,060,444	1.1

		Wachovia Bank Commercial Mortgage Trust
		Series 2007-C30 (Class AM)
22,655,000		5.383%, 12/15/43	24,118,332	1.0
		Series 2007-C34 (Class AJ)
14,500,000	i	6.166%, 05/15/46	14,564,192	0.6

		Other	59,658,241	2.6
			182,814,293	7.9

		TOTAL STRUCTURED ASSETS (Cost $425,018,774)	424,455,391	17.9

		TOTAL BONDS (Cost $2,265,771,390)	2,269,359,822	97.9

Principal		Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT

		Federal Home Loan Bank (FHLB)
$30,000,000		0.025%, 12/20/13	$29,998,680	1.3%

		Federal National Mortgage Association (FNMA)
25,400,000	d	0.030%, 10/07/13	25,399,873	1.1

		Other	10,599,473	0.4
			65,998,026	2.8

TREASURY DEBT

		United States Treasury Bill
9,800,000	d	0.020%, 10/03/13	9,799,989	0.4
16,500,000	d	0.071%, 12/05/13	16,499,851	0.7
38,000,000	d	0.040%, 12/19/13	37,998,746	1.7
23,000,000	d	0.070%, 05/01/14	22,994,250	1.0
16,000,000	d	0.108%, 07/24/14	15,991,776	0.7
98,000,000	d	0.106%, 08/21/14	97,933,850	4.2
36,900,000		0.040%–0.081%, 10/10/13–02/27/14	36,898,181	1.6

		United States Treasury Note
12,200,000		1.250%, 04/15/14	12,276,726	0.5
			250,393,369	10.8

		TOTAL SHORT-TERM INVESTMENTS (Cost $316,350,504)	316,391,395	13.6

		TOTAL PORTFOLIO (Cost $2,588,521,930)	2,592,138,821	111.8

		OTHER ASSETS & LIABILITIES, NET	(274,428,537)	(11.8)

		NET ASSETS	$2,317,710,284	100.0%

Abbreviation(s):

REIT – Real Estate Investment Trust

d	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2013, the aggregate value of these securities, including those in “Other,” was $439,872,565 or 19.0% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2013 Semiannual Report	25

Summary portfolio of investments (unaudited)

Bond Index Fund  ■  September 30, 2013

Principal	Issuer	Value	% of net assets

BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS	$3,867,623	0.1%

BANKS	118,871,270	2.6

CAPITAL GOODS	32,633,489	0.7

COMMERCIAL & PROFESSIONAL SERVICES	18,352,405	0.4

CONSUMER DURABLES & APPAREL	3,599,219	0.1

CONSUMER SERVICES	12,949,460	0.3

DIVERSIFIED FINANCIALS	214,005,543	4.6

ENERGY	109,007,246	2.4

FOOD & STAPLES RETAILING	7,854,573	0.2

FOOD, BEVERAGE & TOBACCO	51,854,793	1.1

HEALTH CARE EQUIPMENT & SERVICES	22,990,084	0.5

HOUSEHOLD & PERSONAL PRODUCTS	7,315,051	0.1

INSURANCE	52,682,365	1.1

MATERIALS	50,070,495	1.1

MEDIA	38,589,432	0.8

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	44,596,617	1.0

REAL ESTATE	25,386,582	0.5

RETAILING	30,746,464	0.7

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	5,513,321	0.1

SOFTWARE & SERVICES	22,415,005	0.5

TECHNOLOGY HARDWARE & EQUIPMENT	25,961,084	0.6

TELECOMMUNICATION SERVICES	69,697,077	1.5

TRANSPORTATION	26,773,396	0.6

UTILITIES	94,266,242	2.0

TOTAL CORPORATE BONDS (Cost $1,096,045,102)	1,089,998,836	23.6

GOVERNMENT BONDS

AGENCY SECURITIES

Federal Home Loan Mortgage Corp (FHLMC)
$16,736,000	5.125%, 10/18/16	18,918,776	0.4

Federal National Mortgage Association (FNMA)
14,000,000	2.625%, 11/20/14	14,392,630	0.3
70,647,000	0.000%–6.625%, 02/05/14–07/15/37	74,560,885	1.6

Other	82,334,027	1.8
190,206,318	4.1

FOREIGN GOVERNMENT BONDS	156,644,127	3.4

Principal	Issuer	Value	% of net assets

MORTGAGE BACKED

	Federal Home Loan Mortgage Corp Gold (FGLMC)
$335,859,497	2.500%–8.000%, 07/01/14–08/01/43	$348,726,903	7.5%

	Federal National Mortgage Association (FNMA)
20,561,987	3.500%, 07/01/42	20,948,083	0.5
19,462,477	3.000%, 02/01/43	19,030,035	0.4
15,825,777	3.000%, 06/01/43	15,474,140	0.3
557,379,449	1.755%–8.000%, 10/01/13–09/01/43	582,444,642	12.6

	Government National Mortgage Association (GNMA)
17,850,899	3.500%, 08/20/42	18,440,883	0.4
321,449,103	2.000%–8.500%, 02/15/18–01/15/44	337,852,642	7.3

	Other	7,334,080	0.2

		1,350,251,408	29.2

MUNICIPAL BONDS		46,205,253	1.0

U.S. TREASURY SECURITIES

	United States Treasury Bond
16,000,000	5.250%, 11/15/28	20,004,992	0.4
26,060,000	5.250%, 02/15/29	32,579,065	0.7
24,429,000	5.375%, 02/15/31	31,154,597	0.7
26,350,000	4.375%, 05/15/41	29,791,969	0.6
111,339,300	2.750%–9.000%, 11/15/16–08/15/43	111,669,687	2.4

	United States Treasury Note
77,000,000	0.250%, 10/31/14	77,090,244	1.7
16,000,000	0.375%, 11/15/14	16,040,624	0.4
30,000,000	0.250%, 02/28/15	30,019,920	0.7
30,000,000	0.250%, 05/31/15	29,994,150	0.7
20,000,000	0.375%, 06/15/15	20,035,160	0.4
19,000,000	0.250%, 08/15/15	18,980,696	0.4
18,805,000	1.250%, 09/30/15	19,151,727	0.4
20,000,000	0.250%, 10/15/15	19,962,500	0.4
27,300,000	1.250%, 10/31/15	27,805,487	0.6
20,000,000	0.375%, 11/15/15	20,001,560	0.4
23,550,000	1.375%, 11/30/15	24,054,111	0.5
59,000,000	0.375%, 01/15/16	58,963,125	1.3
14,000,000	2.000%, 04/30/16	14,541,408	0.3
22,000,000	0.500%, 06/15/16	21,979,364	0.5
19,000,000	0.625%, 08/15/16	19,011,875	0.4
23,050,000	1.000%, 10/31/16	23,264,296	0.5
15,250,000	0.875%, 11/30/16	15,317,908	0.3
50,300,000	0.875%, 01/31/17	50,421,827	1.1
16,250,000	0.875%, 02/28/17	16,274,115	0.4
21,300,000	1.000%, 03/31/17	21,398,172	0.5
16,500,000	0.875%, 04/30/17	16,485,826	0.4
30,400,000	0.625%, 05/31/17	30,058,000	0.7
20,200,000	0.500%, 07/31/17	19,819,674	0.4
17,300,000	0.625%, 08/31/17	17,031,037	0.4
16,000,000	0.625%, 09/30/17	15,726,256	0.3
61,750,000	0.750%, 10/31/17	60,900,937	1.3
20,500,000	0.625%, 11/30/17	20,081,985	0.4
31,000,000	0.750%, 12/31/17	30,474,457	0.7
21,000,000	0.875%, 01/31/18	20,724,375	0.5
31,000,000	0.750%, 02/28/18	30,399,375	0.7
23,000,000	0.750%, 03/31/18	22,511,250	0.5
15,000,000	0.625%, 04/30/18	14,580,465	0.3

26	2013 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Bond Index Fund  ■  September 30, 2013

Principal	Issuer	Value	% of net assets

U.S. TREASURY SECURITIES—continued
$72,000,000	1.000%, 05/31/18	$71,077,536	1.5%
15,000,000	1.375%, 07/31/18	15,026,955	0.3
40,350,000	1.500%, 08/31/18	40,617,964	0.9
25,000,000	1.375%, 09/30/18	24,982,425	0.5
27,610,000	2.125%, 08/15/21	27,385,669	0.6
13,379,100	8.000%, 11/15/21	19,147,793	0.4
20,000,000	2.500%, 08/15/23	19,796,880	0.4
366,850,500	0.125%–5.125%, 12/15/14–05/15/23	373,732,856	8.1
		1,660,070,294	36.0

	TOTAL GOVERNMENT BONDS (Cost $3,425,666,838)	3,403,377,400	73.7

STRUCTURED ASSETS

ASSET BACKED		20,114,891	0.4

OTHER MORTGAGE BACKED		78,494,114	1.7

	TOTAL STRUCTURED ASSETS (Cost $97,698,628)	98,609,005	2.1

	TOTAL BONDS (Cost $4,619,410,568)	4,591,985,241	99.4

SHORT-TERM INVESTMENTS

TREASURY DEBT

	United States Treasury Bill
15,000,000	0.047%, 12/19/13	14,999,505	0.3

		14,999,505	0.3

	TOTAL SHORT-TERM INVESTMENTS (Cost $14,998,453)	14,999,505	0.3

	TOTAL PORTFOLIO (Cost $4,634,409,021)	4,606,984,746	99.7

	OTHER ASSETS & LIABILITIES, NET	10,875,764	0.3

	NET ASSETS	$4,617,860,510	100.0%

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 9/30/13, the aggregate value of securities exempted from registration under Rule 144(A) of the Securities Act of 1933 amounted to $12,322,770 or 0.3% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2013 Semiannual Report	27

Summary portfolio of investments (unaudited)

Bond Plus Fund  ■  September 30, 2013

Principal	Issuer	Value	% of net assets

BANK LOAN OBLIGATIONS

AUTOMOBILES & COMPONENTS	$2,333,112	0.1%

CAPITAL GOODS	13,105,299	0.9

COMMERCIAL & PROFESSIONAL SERVICES	4,985,809	0.2

CONSUMER SERVICES	9,626,034	0.5

DIVERSIFIED FINANCIALS	1,935,371	0.1

ENERGY	2,871,799	0.2

FOOD & STAPLES RETAILING	2,525,670	0.2

FOOD, BEVERAGE & TOBACCO	5,538,034	0.3

HEALTH CARE EQUIPMENT & SERVICES	13,579,152	0.8

INSURANCE	1,217,332	0.1

MATERIALS	1,026,854	0.1

MEDIA	4,449,867	0.2

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,590,155	0.1

RETAILING	1,976,283	0.1

SOFTWARE & SERVICES	3,616,119	0.1

TECHNOLOGY HARDWARE & EQUIPMENT	1,982,500	0.1

TELECOMMUNICATION SERVICES	988,322	0.1

UTILITIES	247,314	0.0

TOTAL BANK LOAN OBLIGATIONS (Cost $73,535,300)	73,595,026	4.2

BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS	2,731,724	0.2

BANKS

Bank of Montreal
$6,450,000	g	2.625%, 01/25/16	6,730,575	0.4

Other	73,617,087	4.2

80,347,662	4.6

CAPITAL GOODS	19,772,722	1.1

COMMERCIAL & PROFESSIONAL SERVICES	13,443,009	0.8

CONSUMER DURABLES & APPAREL	7,060,970	0.4

CONSUMER SERVICES	16,617,229	1.0

DIVERSIFIED FINANCIALS

Bank of America Corp
5,350,000	2.000%, 01/11/18	5,261,463	0.3

Goldman Sachs Group, Inc
6,890,000	2.375%, 01/22/18	6,841,143	0.4

Other	98,820,233	5.6

110,922,839	6.3

ENERGY	79,327,610	4.5
Principal		Issuer	Value	% of net assets

FOOD & STAPLES RETAILING			$3,081,957	0.2%

FOOD, BEVERAGE & TOBACCO			20,607,579	1.2

HEALTH CARE EQUIPMENT & SERVICES			16,944,229	1.0

HOUSEHOLD & PERSONAL PRODUCTS			3,089,789	0.2

INSURANCE			29,565,529	1.6

MATERIALS			58,431,034	3.3

MEDIA			43,283,032	2.5

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			10,384,418	0.6

REAL ESTATE			13,029,609	0.7

RETAILING			25,819,592	1.5

SOFTWARE & SERVICES			16,343,776	1.0

TECHNOLOGY HARDWARE & EQUIPMENT

		General Electric Co
$5,950,000		0.850%, 10/09/15	5,963,715	0.3
		Other	20,062,305	1.2

			26,026,020	1.5

TELECOMMUNICATION SERVICES

		Verizon Communications, Inc
4,875,000		6.550%, 09/15/43	5,503,568	0.3
		Other	42,607,977	2.4

			48,111,545	2.7

TRANSPORTATION			15,956,046	0.9

UTILITIES			52,085,772	3.0

		TOTAL CORPORATE BONDS (Cost $712,719,565)	712,983,692	40.8

GOVERNMENT BONDS

AGENCY SECURITIES			5,441,342	0.3

FOREIGN GOVERNMENT BONDS

		Province of Ontario Canada
5,000,000		2.300%, 05/10/16	5,188,500	0.3
		Other	71,456,673	4.2

			76,645,173	4.5

MORTGAGE BACKED

		Federal Home Loan Mortgage Corp Gold (FGLMC)
8,000,000	h	4.000%, 11/15/42	8,332,500	0.5
9,000,000	h	4.500%, 11/15/42	9,549,844	0.5
		Federal National Mortgage Association (FNMA)
29,000,000	h	3.000%, 10/25/28	30,024,063	1.7
23,000,000	h	3.000%, 10/25/43	22,468,125	1.3
33,000,000	h	3.500%, 10/25/43	33,592,970	1.9
25,000,000	h	4.000%, 10/25/43	26,222,655	1.5
22,000,000	h	4.500%, 10/25/43	23,495,314	1.3
11,000,000	h	5.000%, 10/25/43	11,928,125	0.7
16,000,000	h	3.500%, 11/25/43	16,235,001	0.9
33,000,000	h	4.000%, 11/25/43	34,500,467	2.0
53,856,085		2.392%–9.000%, 02/01/14–11/25/43	56,501,529	3.2

28	2013 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Bond Plus Fund  ■  September 30, 2013

Principal		Issuer	Value	% of net assets

MORTGAGE BACKED—continued

		Government National Mortgage Association (GNMA)
$5,463,893		4.500%, 01/20/41	$5,913,406	0.3%
24,000,000	h	3.500%, 10/15/43	24,671,251	1.4
6,000,000	h	4.000%, 10/15/43	6,328,125	0.4
7,000,000	h	3.000%, 10/20/43	6,917,968	0.4
6,000,000	h	3.500%, 10/20/43	6,189,376	0.4
		Other	32,486,176	1.8

			355,356,895	20.2

MUNICIPAL BONDS

		State of Georgia
6,975,000		4.625%, 02/01/32	6,996,483	0.4
		Other	59,886,750	3.4
			66,883,233	3.8

U.S. TREASURY SECURITIES

		United States Treasury Bond
15,500,000		5.375%, 02/15/31	19,767,336	1.1
14,130,000		4.375%, 05/15/41	15,975,731	0.9
6,372,000		3.125%, 02/15/43	5,708,917	0.3
		United States Treasury Note
8,978,000		0.250%, 05/31/15	8,976,249	0.5
8,002,000		1.250%, 09/30/15	8,149,541	0.5
5,230,000		0.500%, 06/15/16	5,225,094	0.3
18,346,000		1.500%, 08/31/18	18,467,836	1.1
7,500,000		1.125%, 12/31/19	7,190,625	0.4
7,500,000		1.375%, 05/31/20	7,236,915	0.4
19,485,000		2.000%, 07/31/20	19,533,712	1.1
7,500,000		2.125%, 08/31/20	7,566,210	0.4
9,080,000		2.500%, 08/15/23	8,987,784	0.5
34,850,000		0.125%–8.000%, 12/31/13–11/15/21	36,028,317	2.1
		Other	13,944,741	0.8
			182,759,008	10.4

		TOTAL GOVERNMENT BONDS (Cost $679,677,190)	687,085,651	39.2

STRUCTURED ASSETS

ASSET BACKED

		Park Place Securities, Inc Asset-Backed Pass-Through Certificates
		Series 2005-WCH1 (Class M2)
5,380,051	i	0.699%, 01/25/36	5,343,747	0.2
		Other	83,824,992	4.5

			89,168,739	4.7

OTHER MORTGAGE BACKED			86,338,385	4.9

		TOTAL STRUCTURED ASSETS (Cost $171,806,691)	175,507,124	9.6

		TOTAL BONDS (Cost $1,564,203,446)	1,575,576,467	89.6
Shares		Company	Value	% of net assets

PREFERRED STOCKS

DIVERSIFIED FINANCIALS			$1,441,404	0.1%

		TOTAL PREFERRED STOCKS (Cost $1,361,150)	1,441,404	0.1

Principal		Issuer

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT

		Federal Home Loan Bank (FHLB)
$5,200,000		0.020%, 10/25/13	5,199,931	0.3
30,000,000		0.025%, 12/20/13	29,998,680	1.7
7,000,000		0.040%, 12/27/13	6,999,664	0.4
		Federal Home Loan Mortgage Corp (FHLMC)
20,000,000		0.060%, 03/10/14	19,997,340	1.1
		Federal National Mortgage Association (FNMA)
34,400,000	d	0.030%, 10/07/13	34,399,828	2.0
		Other	5,044,608	0.3
			101,640,051	5.8

TREASURY DEBT

		United States Treasury Bill
15,000,000	d	0.020%–0.050%, 10/03/13	14,999,968	0.9
23,000,000	d	0.040%–0.055%, 10/10/13	22,999,748	1.3
17,900,000	d	0.035%–0.046%, 10/31/13	17,899,460	1.0
20,000,000	d	0.031%–0.060%, 11/07/13	19,999,145	1.1
8,600,000	d	0.030%–0.050%, 11/21/13	8,599,504	0.5
63,000,000	d	0.050%–0.071%, 12/05/13	62,999,433	3.6
52,650,000	d	0.040%–0.052%, 12/19/13	52,648,262	3.0
8,000,000	d	0.081%, 03/06/14	7,999,480	0.5
42,800,000	d	0.103%–0.106%, 08/21/14	42,771,110	2.4
		United States Treasury Note
35,000,000		1.250%, 04/15/14	35,220,115	2.0
		Other	8,797,897	0.5

			294,934,122	16.8

		TOTAL SHORT-TERM INVESTMENTS (Cost $396,549,667)	396,574,173	22.6

		TOTAL PORTFOLIO (Cost $2,035,649,563)	2,047,187,070	116.5

		OTHER ASSETS & LIABILITIES, NET	(289,417,748)	(16.5)

		NET ASSETS	$1,757,769,322	100.0%

d	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2013, the aggregate value of these securities, including those in “Other,” was $261,870,825 or 14.9% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2013 Semiannual Report	29

Summary portfolio of investments (unaudited)

High-Yield Fund  ■  September 30, 2013

Principal		Issuer	Value	% of net assets

BANK LOAN OBLIGATIONS

AUTOMOBILES & COMPONENTS			$20,441,653	0.8%

CAPITAL GOODS			28,773,872	1.1

COMMERCIAL & PROFESSIONAL SERVICES

		Pilot Corp
$14,850,000	i	4.250%, 08/07/19	14,837,675	0.6

		Other	9,966,700	0.4
			24,804,375	1.0

CONSUMER SERVICES

		Peninsula Gaming LLC
12,330,492	i	4.250%, 11/20/17	12,349,728	0.5

		Other	37,486,608	1.5

			49,836,336	2.0

ENERGY

		Arch Coal, Inc
16,787,565	i	5.750%, 05/16/18	16,273,530	0.6

			16,273,530	0.6

FOOD & STAPLES RETAILING			13,063,820	0.5

FOOD, BEVERAGE & TOBACCO			4,825,922	0.2

HEALTH CARE EQUIPMENT & SERVICES

		Capsugel Holdings US, Inc
12,366,343	i	3.500%, 08/01/18	12,281,386	0.5

		Other	30,676,531	1.2

			42,957,917	1.7

INSURANCE
		Compass Investors, Inc
13,994,250	i	5.000%, 12/27/19	14,011,743	0.6
			14,011,743	0.6

MATERIALS			8,790,875	0.4

MEDIA			10,314,999	0.4

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			595,564	0.0

RETAILING
		Academy Ltd
13,835,126	i	4.500%, 08/03/18	13,861,136	0.6

			13,861,136	0.6

SOFTWARE & SERVICES			17,353,372	0.7

TECHNOLOGY HARDWARE & EQUIPMENT

		Scientific Games International, Inc
20,000,000	h,i	4.250%, 05/22/20	19,825,000	0.8

			19,825,000	0.8

TELECOMMUNICATION SERVICES			3,918,757	0.2

UTILITIES			4,451,659	0.2

		TOTAL BANK LOAN OBLIGATIONS (Cost $293,235,993)	294,100,530	11.8
Principal		Issuer	Value	% of net assets

BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS			$13,258,000	0.5%

BANKS			58,951,602	2.4

CAPITAL GOODS			92,170,580	3.7

COMMERCIAL & PROFESSIONAL SERVICES

		RR Donnelley & Sons Co
$12,825,000		7.875%, 03/15/21	13,754,812	0.5
		SPL Logistics Escrow LLC
21,200,000	g	8.875%, 08/01/20	22,207,000	0.9
		Other	45,552,244	1.8

			81,514,056	3.2

CONSUMER DURABLES & APPAREL

		Libbey Glass, Inc
12,403,000		6.875%, 05/15/20	13,209,195	0.5
		Other	17,067,187	0.7

			30,276,382	1.2

CONSUMER SERVICES

		Boyd Gaming Corp
11,227,000		9.000%, 07/01/20	12,181,295	0.5
		MGM Resorts International
12,500,000		7.750%, 03/15/22	13,546,875	0.5

		Six Flags Entertainment Corp
14,435,000	g	5.250%, 01/15/21	13,749,338	0.6
		Other	53,130,569	2.1

			92,608,077	3.7

DIVERSIFIED FINANCIALS

		ILFC E-Capital Trust I
16,068,000	g,i	5.350%, 12/21/65	13,738,140	0.5
		International Lease Finance Corp
14,000,000		5.875%, 08/15/22	13,790,000	0.6
23,332,000		4.625%-8.750%, 03/15/17-04/15/21	23,860,092	1.0
		SLM Corp
19,325,000		5.500%, 01/15/19	19,136,736	0.8
		Other	69,344,520	2.8

			139,869,488	5.7

ENERGY

		Drill Rigs Holdings, Inc
12,450,000	g	6.500%, 10/01/17	12,854,625	0.5
		EP Energy LLC
11,000,000		9.375%, 05/01/20	12,375,000	0.5
		Exterran Partners LP
12,900,000	g	6.000%, 04/01/21	12,513,000	0.5
		Halcon Resources Corp
13,300,000		8.875%, 05/15/21	13,632,500	0.5
		Oasis Petroleum, Inc
13,900,000	g	6.875%, 03/15/22	14,664,500	0.6
		Whiting Petroleum Corp
30,900,000		5.000%, 03/15/19	30,977,250	1.2
		Other	229,525,181	9.2

			326,542,056	13.0

30	2013 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

High-Yield Fund  ■  September 30, 2013

Principal		Issuer	Value	% of net assets

FOOD & STAPLES RETAILING

		Ingles Markets, Inc
$15,000,000	g	5.750%, 06/15/23	$14,475,000	0.6%
		Other	17,012,500	0.7

			31,487,500	1.3

FOOD, BEVERAGE & TOBACCO

		Post Holdings, Inc
12,185,000		7.375%, 02/15/22	12,809,481	0.5
		Other	20,682,907	0.8

			33,492,388	1.3

HEALTH CARE EQUIPMENT & SERVICES

		CHS/Community Health Systems
14,950,000		8.000%, 11/15/19	15,678,812	0.6
		HCA, Inc
13,600,000		7.500%, 02/15/22	14,926,000	0.6
15,000,000		5.875%, 05/01/23	14,737,500	0.6
		Tenet Healthcare Corp
17,400,000	g	8.125%, 04/01/22	18,161,250	0.7
		Other	74,241,882	3.0

			137,745,444	5.5

HOUSEHOLD & PERSONAL PRODUCTS

		Reynolds Group Issuer, Inc
13,125,000		5.750%, 10/15/20	13,174,219	0.5
		Other	20,701,000	0.9

			33,875,219	1.4

INSURANCE			25,587,170	1.0

MATERIALS

		Eldorado Gold Corp
14,400,000	g	6.125%, 12/15/20	13,896,000	0.6
		Hexion US Finance Corp
24,280,000		6.625%, 04/15/20	24,280,000	1.0
		Other	107,980,594	4.3

			146,156,594	5.9

MEDIA

		Clear Channel Worldwide Holdings, Inc
13,110,000		7.625%, 03/15/20	13,536,075	0.5
		DISH DBS Corp
13,900,000		4.250%, 04/01/18	13,917,375	0.6
		PNK Finance Corp
14,250,000	g	6.375%, 08/01/21	14,535,000	0.6
		Sirius XM Radio, Inc
15,400,000	g	5.875%, 10/01/20	15,534,750	0.6
		Unitymedia Hessen GmbH & Co KG
13,100,000	g	5.500%, 01/15/23	12,412,250	0.5
		Other	137,996,693	5.5

			207,932,143	8.3

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES

		Valeant Pharmaceuticals International, Inc
14,200,400	g	6.375%, 10/15/20	14,768,416	0.6
		Other	33,795,968	1.4

			48,564,384	2.0
Principal		Issuer	Value	% of net assets

RETAILING

		Asbury Automotive Group, Inc
$12,500,000		8.375%, 11/15/20	$13,781,250	0.6%
		BC Mountain LLC
13,700,000	g	7.000%, 02/01/21	13,597,250	0.5
		Schaeffler Holding Finance BV
12,275,000	g,o	6.875%, 08/15/18	12,858,062	0.5
		Other	73,818,795	2.9

			114,055,357	4.5

SOFTWARE & SERVICES

		BMC Software Finance, Inc
12,575,000	g	8.125%, 07/15/21	13,046,563	0.5
		Other	52,243,788	2.0

			65,290,351	2.5

TECHNOLOGY HARDWARE & EQUIPMENT			32,912,978	1.3

TELECOMMUNICATION SERVICES

		CenturyLink, Inc
26,100,000		5.625%–7.650%, 04/01/20–03/15/42	25,043,375	1.0
		Intelsat Jackson Holdings S.A.
29,137,000		5.500%–7.500%, 04/01/19–08/01/23	29,388,835	1.2
		Lynx II Corp
16,200,000	g	6.375%, 04/15/23	16,119,000	0.6
		Sprint Corp
12,825,000	g	7.250%, 09/15/21	12,953,250	0.5
15,000,000	g	7.875%, 09/15/23	15,300,000	0.6
		Sprint Nextel Corp
16,375,000		6.000%, 11/15/22	15,065,000	0.6
		Wind Acquisition Finance S.A.
13,786,000	g	7.250%, 02/15/18	14,268,510	0.6
		Other	125,886,153	5.0

			254,024,123	10.1

TRANSPORTATION			57,978,643	2.3

UTILITIES
		AES Corp
11,145,000		7.375%, 07/01/21	12,259,500	0.5
		NRG Energy, Inc
11,320,000		7.875%, 05/15/21	12,112,400	0.5
		Other	82,944,873	3.3

			107,316,773	4.3

		TOTAL CORPORATE BONDS (Cost $2,121,393,712)	2,131,609,308	85.1

		TOTAL BONDS (Cost $2,121,393,712)	2,131,609,308	85.1

Shares		Company

PREFERRED STOCKS

BANKS			4,060,800	0.2

DIVERSIFIED FINANCIALS			3,215,754	0.1

		TOTAL PREFERRED STOCKS (Cost $7,561,000)	7,276,554	0.3

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2013 Semiannual Report	31

Summary portfolio of investments (unaudited)	concluded

High-Yield Fund  ■  September 30, 2013

Principal	Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT

	Federal Home Loan Bank (FHLB)
$47,500,000	0.025%, 12/06/13	$47,498,242	1.9%
	Other	5,924,877	0.2

		53,423,119	2.1

TREASURY DEBT

	United States Treasury Bill
16,000,000	0.047%, 12/19/13	15,999,472	0.7

		15,999,472	0.7

	TOTAL SHORT-TERM INVESTMENTS (Cost $69,421,049)	69,422,591	2.8

	TOTAL PORTFOLIO (Cost $2,491,611,754)	2,502,408,983	100.0

	OTHER ASSETS & LIABILITIES, NET	1,054,111	0.0

	NET ASSETS	$2,503,463,094	100.0%

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2013, the aggregate value of these securities, including those in “Other,” was $799,883,353 or 32.0% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
o	Payment in Kind Bond.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

32	2013 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Portfolio of investments (unaudited)

Inflation-Linked Bond Fund  ■  September 30, 2013

Principal		Issuer	Value	% of net assets

GOVERNMENT BONDS

U.S. TREASURY SECURITIES
		United States Treasury Inflation Indexed Bonds
$25,477,535	k	2.000%, 07/15/14	$26,120,435	1.5%
54,528,380	k	1.625%, 01/15/15	56,351,700	3.2
58,950,882	k	0.500%, 04/15/15	60,221,981	3.4
42,474,492	k	1.875%, 07/15/15	44,843,762	2.6
44,169,808	k	2.000%, 01/15/16	47,237,533	2.7
89,840,564	k	0.125%, 04/15/16	92,198,879	5.3
42,037,221	k	2.500%, 07/15/16	46,385,467	2.6
38,604,836	k	2.375%, 01/15/17	42,818,207	2.4
98,462,775	k	0.125%, 04/15/17	101,532,056	5.8
30,947,088	k	2.625%, 07/15/17	35,115,289	2.0
32,968,911	k	1.625%, 01/15/18	36,232,306	2.1
26,778,780	k	0.125%, 04/15/18	27,586,321	1.6
31,767,390	k	1.375%, 07/15/18	34,869,666	2.0
30,895,936	k	2.125%, 01/15/19	35,066,887	2.0
34,911,272	k	1.875%, 07/15/19	39,547,908	2.3
41,317,335	k	1.375%, 01/15/20	45,319,952	2.6
63,830,658	k	1.250%, 07/15/20	69,834,698	4.0
70,563,935	k	1.125%, 01/15/21	75,977,530	4.3
69,369,663	k	0.625%, 07/15/21	72,204,039	4.1
73,289,355	k	0.125%, 01/15/22	72,367,521	4.1
101,578,000	k	0.125%, 07/15/22	100,054,330	5.7
61,732,000	k	0.125%, 01/15/23	60,053,630	3.4
18,067,680	k	0.375%, 07/15/23	17,974,523	1.0
59,922,211	k	2.375%, 01/15/25	71,518,118	4.1
40,081,188	k	2.000%, 01/15/26	46,240,544	2.6
32,442,227	k	2.375%, 01/15/27	39,039,645	2.2
34,594,611	k	1.750%, 01/15/28	38,737,869	2.2
36,198,682	k	3.625%, 04/15/28	50,044,678	2.8
35,022,720	k	2.500%, 01/15/29	43,047,861	2.5
42,611,149	k	3.875%, 04/15/29	61,080,440	3.5
12,803,559	k	3.375%, 04/15/32	17,924,982	1.0
19,997,117	k	2.125%, 02/15/40	23,662,209	1.3
26,418,464	k	2.125%, 02/15/41	31,291,428	1.8
44,142,406	k	0.750%, 02/15/42	37,779,675	2.2
33,020,325	k	0.625%, 02/15/43	27,071,515	1.5

		United States Treasury Note
13,000,000		1.750%, 05/15/23	12,046,333	0.7

			1,739,399,917	99.1

		TOTAL GOVERNMENT BONDS (Cost $1,684,440,588)	1,739,399,917	99.1
Principal	Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT

	Federal Home Loan Bank (FHLB)
$5,000,000	0.035%, 12/02/13	$4,999,830	0.3%

		4,999,830	0.3

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,999,699)	4,999,830	0.3

	TOTAL PORTFOLIO (Cost $1,689,440,287)	1,744,399,747	99.4

	OTHER ASSETS & LIABILITIES, NET	11,519,495	0.6

	NET ASSETS	$1,755,919,242	100.0%

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2013 Semiannual Report	33

Summary portfolio of investments (unaudited)

Short-Term Bond Fund  ■  September 30, 2013

Principal		Issuer	Value	% of net assets

BANK LOAN OBLIGATIONS

CAPITAL GOODS			$1,479,443	0.1%

CONSUMER DURABLES & APPAREL			391,665	0.0

CONSUMER SERVICES			900,279	0.1

DIVERSIFIED FINANCIALS			1,935,371	0.2

FOOD, BEVERAGE & TOBACCO			3,545,339	0.3

MEDIA			2,281,709	0.2

		TOTAL BANK LOAN OBLIGATIONS (Cost $10,544,024)	10,533,806	0.9

BONDS

CORPORATE BONDS

BANKS

		Australia & New Zealand Banking Group Ltd
$7,000,000	g	2.400%, 11/23/16	7,261,800	0.6
		Banco del Estado de Chile
5,825,000	g	2.000%, 11/09/17	5,683,272	0.5
		Bank Nederlandse Gemeenten
7,000,000	g	1.375%, 03/19/18	6,887,916	0.6
		Skandinaviska Enskilda Banken AB
9,000,000	g	1.375%, 05/29/18	8,820,000	0.7
		Toronto-Dominion Bank
12,000,000	g	2.200%, 07/29/15	12,361,200	1.1
		Westpac Banking Corp
6,000,000	g	2.450%, 11/28/16	6,236,400	0.5
		Other	59,877,057	5.2

			107,127,645	9.2

CAPITAL GOODS			7,427,587	0.7

COMMERCIAL & PROFESSIONAL SERVICES			1,033,416	0.1

CONSUMER DURABLES & APPAREL			2,682,510	0.2

CONSUMER SERVICES			3,134,668	0.3

DIVERSIFIED FINANCIALS

		Bank of America Corp
9,350,000		2.000%, 01/11/18	9,195,267	0.8
		Caisse Centrale Desjardins du Quebec
8,000,000	g	1.600%, 03/06/17	8,097,600	0.7
		JPMorgan Chase & Co
10,000,000		0.800%, 04/23/15	9,979,250	0.9
		Other	64,438,871	5.5

			91,710,988	7.9

ENERGY

		Gazprom OAO Via Gaz Capital S.A.
5,350,000	g	4.950%, 05/23/16	5,644,250	0.5
		Other	31,896,845	2.7

			37,541,095	3.2

FOOD & STAPLES RETAILING			1,118,416	0.1

FOOD, BEVERAGE & TOBACCO			15,272,953	1.3

HEALTH CARE EQUIPMENT & SERVICES			7,642,317	0.7
Principal		Issuer	Value	% of net assets

HOUSEHOLD & PERSONAL PRODUCTS			$1,416,488	0.1%

INSURANCE			13,305,543	1.2

MATERIALS			16,034,739	1.4

MEDIA			17,228,899	1.5

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			10,118,662	0.9

REAL ESTATE			1,593,773	0.1

RETAILING			11,484,936	1.0

SOFTWARE & SERVICES			4,773,092	0.4

TECHNOLOGY HARDWARE & EQUIPMENT			11,085,004	1.0

TELECOMMUNICATION SERVICES

		Verizon Communications, Inc
$5,675,000		3.650%, 09/14/18	5,979,708	0.5
		Other	15,925,604	1.4

			21,905,312	1.9

TRANSPORTATION			5,022,289	0.4

UTILITIES			28,832,620	2.5

		TOTAL CORPORATE BONDS (Cost $415,424,937)	417,492,952	36.1

GOVERNMENT BONDS

AGENCY SECURITIES

		Hospital for Special Surgery
6,285,004	g	3.500%, 01/01/23	6,613,597	0.5
		KE Export Leasing
19,592,492	i	0.523%, 05/19/24	19,514,102	1.7
		Private Export Funding Corp (PEFCO)
6,000,000		1.375%, 02/15/17	6,046,644	0.5
		Other	1,014,832	0.1

			33,189,175	2.8

FOREIGN GOVERNMENT BONDS

		Carpintero Finance Ltd
7,360,416	g,m	2.581%, 11/11/24	7,238,750	0.6
		International Finance Facility for Immunisation
20,000,000	g,i	0.434%, 07/05/16	20,006,118	1.7
		Kommunalbanken AS.
5,000,000	g	0.875%, 10/03/16	4,993,500	0.5
		Korea Development Bank
6,000,000		1.500%, 01/22/18	5,782,908	0.5
		Spain Government International Bond
7,000,000	g	4.000%, 03/06/18	7,114,100	0.6
		Other	44,856,623	3.9

			89,991,999	7.8

MORTGAGE BACKED			16,687,093	1.4

MUNICIPAL BONDS

		Florida Hurricane Catastrophe Fund Finance Corp
5,000,000		1.298%, 07/01/16	4,977,700	0.4
		Other	519,570	0.1

			5,497,270	0.5

34	2013 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Short-Term Bond Fund  ■  September 30, 2013

Principal		Issuer	Value	% of net assets

U.S. TREASURY SECURITIES

		United States Treasury Note
$29,700,000		1.250%, 04/15/14	$29,886,783	2.6%
6,680,000		0.250%, 11/30/14	6,687,568	0.6
5,745,000		0.250%, 02/28/15	5,748,815	0.5
21,460,000		0.250%, 05/31/15	21,455,815	1.9
35,790,000	l	0.500%, 06/15/16	35,756,429	3.1
26,315,000		0.625%, 08/15/16	26,331,447	2.3
36,000,000		0.875%, 09/15/16	36,264,385	3.1
6,338,300		1.500%, 08/31/18	6,380,393	0.5
13,255,800		0.250%–2.625%, 06/30/14–01/31/18	13,343,126	1.1

			181,854,761	15.7

		TOTAL GOVERNMENT BONDS (Cost $326,532,326)	327,220,298	28.2

STRUCTURED ASSETS

ASSET BACKED

		Ally Master Owner Trust
		Series 2010-2 (Class A)
8,000,000	g	4.250%, 04/15/17	8,367,760	0.7
		Cabela’s Master Credit Card Trust
		Series 2011-2A (Class A1)
4,965,000	g	2.390%, 06/17/19	5,126,199	0.4
		Capital Auto Receivables Asset Trust
		Series 2013-1 (Class A4)
7,500,000		0.970%, 01/22/18	7,462,905	0.7
		CarMax Auto Owner Trust
		Series 2012-2 (Class B)
5,870,000		1.730%, 02/15/18	5,946,774	0.5
		CNH Equipment Trust
		Series 2011-C (Class A4)
6,000,000		1.550%, 11/15/17	6,089,592	0.5
		Entergy Louisiana Investment Recovery Funding I LLC
		Series 2011-A (Class A1)
8,724,374		2.040%, 09/01/23	8,749,588	0.8
		Ford Credit Floorplan Master Owner Trust
		Series 2010-3 (Class A1)
6,485,000	g	4.200%, 02/15/17	6,785,923	0.6
		GE Capital Credit Card Master Note Trust
		Series 2010-2 (Class A)
7,435,000		4.470%, 03/15/20	8,213,898	0.7
		Hyundai Auto Receivables Trust
		Series 2013-A (Class C)
8,000,000		1.350%, 06/17/19	7,842,216	0.7
		Santander Drive Auto Receivables Trust
		Series 2012-2 (Class B)
5,000,000		2.090%, 08/15/16	5,048,270	0.4
		SLM Student Loan Trust
		Series 2012-B (Class A2)
7,800,000	g	3.480%, 10/15/30	8,174,891	0.7
		Series 2012-A (Class A2)
9,000,000	g	3.830%, 01/17/45	9,397,197	0.8
		Volvo Financial Equipment LLC
		Series 2013-1A (Class A4)
7,000,000	g	0.970%, 08/15/19	6,939,443	0.6
		Other	99,696,432	8.6

			193,841,088	16.7
Principal		Issuer	Value	% of net assets

OTHER MORTGAGE BACKED

		Citigroup Commercial Mortgage Trust
		Series 2012-GC8 (Class A2)
$5,000,000		1.813%, 09/10/45	$5,006,730	0.4%
		Credit Suisse Mortgage Capital Certificates
		Series 2006-C4 (Class AM)
9,000,000		5.509%, 09/15/39	9,615,069	0.8
		GS Mortgage Securities Trust
		Series 2013-GC10 (Class A2)
8,750,000		1.840%, 02/10/46	8,708,463	0.8
		JP Morgan Chase Commercial Mortgage Securities Trust
		Series 2006-LDP9 (Class A1A)
9,541,537		5.257%, 05/15/47	10,231,638	0.9
		LB-UBS Commercial Mortgage Trust
		Series 2007-C2 (Class AM)
5,000,000	i	5.493%, 02/15/40	5,161,915	0.4
		Wachovia Bank Commercial Mortgage Trust
		Series 2007-C30 (Class AM)
8,655,000		5.383%, 12/15/43	9,214,044	0.8
		Other	19,202,927	1.7

			67,140,786	5.8

		TOTAL STRUCTURED ASSETS (Cost $261,776,042)	260,981,874	22.5

		TOTAL BONDS (Cost $1,003,733,305)	1,005,695,124	86.8

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT

		Federal Home Loan Bank (FHLB)
26,500,000		0.020%, 12/06/13	26,499,020	2.3

			26,499,020	2.3

TREASURY DEBT

		United States Treasury Bill
50,000,000		0.070%, 01/30/14	49,998,750	4.3
		United States Treasury Note
50,000,000		1.750%, 03/31/14	50,419,900	4.4

			100,418,650	8.7

		TOTAL SHORT-TERM INVESTMENTS (Cost $126,906,594)	126,917,670	11.0

		TOTAL PORTFOLIO (Cost $1,141,183,923)	1,143,146,600	98.7

		OTHER ASSETS & LIABILITIES, NET	15,228,573	1.3

		NET ASSETS	$1,158,375,173	100.0%

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2013, the aggregate value of these securities, including those in “Other,” was $281,636,843 or 24.3% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap agreements.
m	Indicates a security that has been deemed illiquid.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2013 Semiannual Report	35

Summary portfolio of investments (unaudited)

Social Choice Bond Fund  ■  September 30, 2013

Principal		Issuer	Value	% of net assets

BANK LOAN OBLIGATIONS

MEDIA			$248,367	0.4%

		TOTAL BANK LOAN OBLIGATIONS (Cost $249,450)	248,367	0.4

BONDS

CORPORATE BONDS

BANKS

		BB&T Corp
$500,000		2.050%, 06/19/18	497,995	0.7
		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
750,000		0.732%–3.950%, 03/18/16–11/09/22	737,554	1.1
		Discover Bank
500,000		4.200%, 08/08/23	498,491	0.7
		First Niagara Financial Group, Inc
515,000		6.750%, 03/19/20	596,920	0.9
		HSBC Bank plc
500,000	g,i	0.904%, 05/15/18	500,464	0.7
		Huntington Bancshares, Inc
500,000		2.600%, 08/02/18	500,225	0.7
		Huntington National Bank
500,000		1.350%, 08/02/16	499,668	0.7
		National City Bank
500,000	i	0.604%, 12/15/16	492,818	0.7
		People’s United Financial, Inc
507,000		3.650%, 12/06/22	483,053	0.7
		Regions Financial Corp
500,000		2.000%, 05/15/18	485,329	0.7
		Royal Bank of Canada
500,000		2.200%, 07/27/18	501,597	0.8
		Skandinaviska Enskilda Banken AB
500,000	g	1.375%, 05/29/18	490,000	0.7
		Toronto-Dominion Bank
500,000	i	0.815%, 04/30/18	501,135	0.7
		Other	2,981,940	4.4

			9,767,189	14.2

CAPITAL GOODS			1,470,451	2.1

CONSUMER DURABLES & APPAREL			477,649	0.7

CONSUMER SERVICES			238,437	0.4

DIVERSIFIED FINANCIALS

		Charles Schwab Corp
500,000		2.200%, 07/25/18	504,270	0.7
		Ford Motor Credit Co LLC
500,000	i	1.516%, 05/09/16	506,811	0.8
500,000		2.375%, 01/16/18	496,066	0.7
500,000		4.375%, 08/06/23	500,283	0.7
		Nissan Motor Acceptance Corp
500,000	g	2.650%, 09/26/18	501,401	0.7
		State Street Corp
500,000		1.350%, 05/15/18	487,472	0.7
		Other	1,688,487	2.5

			4,684,790	6.8

Principal		Issuer	Value	% of net assets

ENERGY

		Northern Natural Gas Co
$500,000	g	4.100%, 09/15/42	$440,430	0.6%
		Statoil ASA
500,000		2.650%, 01/15/24	462,409	0.7
		Other	478,454	0.7

			1,381,293	2.0

FOOD, BEVERAGE & TOBACCO			500,306	0.7

HEALTH CARE EQUIPMENT & SERVICES

		Edwards Lifesciences Corp
500,000	h	2.875%, 10/15/18	498,031	0.7

			498,031	0.7

HOUSEHOLD & PERSONAL PRODUCTS			225,207	0.3

INSURANCE

		Prudential Financial, Inc
500,000		2.300%, 08/15/18	504,375	0.7
		Other	938,592	1.4

			1,442,967	2.1

MATERIALS			48,444	0.1

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1,451,348	2.1

REAL ESTATE

		Federal Realty Investment Trust
500,000		5.950%, 08/15/14	521,366	0.8
500,000		2.750%, 06/01/23	447,794	0.6
		Other	960,593	1.4

			1,929,753	2.8

RETAILING			245,959	0.4

TECHNOLOGY HARDWARE & EQUIPMENT			246,461	0.4

TELECOMMUNICATION SERVICES

		Sprint Corp
500,000	g	7.250%, 09/15/21	505,000	0.7
		Other	612,119	0.9

			1,117,119	1.6

TRANSPORTATION			241,757	0.4

UTILITIES

		Northeast Utilities
500,000		2.800%, 05/01/23	461,791	0.7
		Other	1,840,860	2.7

			2,302,651	3.4

		TOTAL CORPORATE BONDS (Cost $28,901,981)	28,269,812	41.2

GOVERNMENT BONDS

AGENCY SECURITIES

		Federal Home Loan Mortgage Corp (FHLMC)
500,000		1.000%, 09/29/17	495,751	0.7
		KE Export Leasing
724,997		0.492%–0.523%, 05/19/24–02/28/25	720,157	1.1

36	2013 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Social Choice Bond Fund  ■  September 30, 2013

Principal		Issuer	Value	% of net assets

AGENCY SECURITIES—continued

		Overseas Private Investment Corp (OPIC)
$1,117,752		0.000%–3.938%, 04/30/15–12/20/32	$1,111,108	1.6%
		United States Department of Housing and Urban Development (HUD)
945,000		2.050%–4.140%, 08/01/14–08/01/20	961,059	1.4
		Other	427,211	0.6

			3,715,286	5.4

FOREIGN GOVERNMENT BONDS

		European Bank for Reconstruction & Development
500,000		1.625%, 04/10/18	505,430	0.7
		International Bank for Reconstruction & Development
500,000		0.375%, 08/24/15	499,657	0.7
		International Finance Corp
500,000		0.500%, 05/16/16	497,384	0.7
		International Finance Facility for Immunisation
500,000	g,i	0.434%, 07/05/16	500,153	0.7
		Other	2,755,466	4.0

			4,758,090	6.8

MORTGAGE BACKED

		Federal National Mortgage Association (FNMA)
410,306		3.500%, 11/01/25	434,243	0.6
872,009		3.000%, 05/01/27	905,114	1.3
1,197,577		2.500%, 10/01/27	1,205,386	1.8
1,294,116		4.500%, 08/01/39	1,396,959	2.0
719,378		4.500%, 04/01/40	776,516	1.1
901,416		4.000%, 10/01/40	952,325	1.4
894,072		3.500%, 08/01/42	912,806	1.3
1,979,564		3.500%–6.000%, 10/01/19–01/01/43	2,128,817	3.2
		Government National Mortgage Association (GNMA)
725,695		4.000%, 05/20/42	769,565	1.1
979,791		3.000%, 02/20/43	970,030	1.4
942,213		4.000%–5.000%, 10/20/39–06/20/42	1,018,787	1.5

			11,470,548	16.7

MUNICIPAL BONDS

		California Pollution Control Financing Authority
500,000		5.000%, 07/01/37	470,190	0.7
		Commonwealth of Massachusetts
500,000		5.000%, 08/01/33	536,420	0.8
		Florida Hurricane Catastrophe Fund Finance Corp
500,000		1.298%, 07/01/16	497,770	0.7
		Guadalupe-Blanco River Authority Industrial Development Corp
500,000		1.909%, 04/15/18	494,120	0.7
		Other	4,915,565	7.2

			6,914,065	10.1

U.S. TREASURY SECURITIES

		United States Treasury Note
1,500,000		1.375%, 09/30/18	1,498,945	2.2
450,000		1.875%, 06/30/20	447,926	0.7
1,170,000		2.500%, 08/15/23	1,158,117	1.7
905,000		0.250%–1.500%, 05/31/15–08/31/18	907,779	1.3
		Other	212,188	0.3

			4,224,955	6.2

		TOTAL GOVERNMENT BONDS (Cost $31,786,274)	31,082,944	45.2
Principal		Issuer	Value	% of net assets

STRUCTURED ASSETS

ASSET BACKED

		Hertz Vehicle Financing LLC
		Series 2010-1A (Class B3)
$500,000	g	6.440%, 02/25/19	$565,715	0.9%
		Other	1,324,375	1.9

			1,890,090	2.8

OTHER MORTGAGE BACKED

		Banc of America Commercial Mortgage Trust
		Series 2006-6 (Class AM)
500,000		5.390%, 10/10/45	530,930	0.8
		LB-UBS Commercial Mortgage Trust
		Series 2007-C2 (Class AM)
500,000	i	5.493%, 02/15/40	516,192	0.8
		Other	2,839,893	4.1

			3,887,015	5.7

		TOTAL STRUCTURED ASSETS (Cost $5,933,722)	5,777,105	8.5

		TOTAL BONDS (Cost $66,621,977)	65,129,861	94.9

Shares		Company

PREFERRED STOCKS

BANKS			250,355	0.4

		TOTAL PREFERRED STOCKS (Cost $255,625)	250,355	0.4

		TOTAL PORTFOLIO (Cost $67,127,052)	65,628,583	95.7

		OTHER ASSETS & LIABILITIES, NET	2,936,916	4.3

		NET ASSETS	$68,565,499	100.0%

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2013, the aggregate value of these securities, including those in “Other,” was $9,614,128 or 14.0% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2013 Semiannual Report	37

Summary portfolio of investments (unaudited)

Tax-Exempt Bond Fund  ■  September 30, 2013

Principal		Issuer	Value	% of net assets

LONG-TERM MUNICIPAL BONDS

ALABAMA			$1,189,451	0.3%

ARIZONA
		City of Tucson AZ, GO
$2,000,000		5.000%, 07/01/20	2,321,940	0.7
		Other	5,827,806	1.6

			8,149,746	2.3

ARKANSAS			1,157,770	0.3

CALIFORNIA
		California State Department of Water Resources
2,000,000		5.000%, 05/01/20	2,380,280	0.6
		East Side Union High School District- Santa Clara County, GO
2,500,000		5.250%, 02/01/23	2,882,050	0.8
		State of California, GO
3,000,000		5.000%, 02/01/18	3,468,330	0.9
5,000,000		5.000%, 10/01/18	5,849,550	1.6
2,000,000		5.000%, 02/01/22	2,340,940	0.6
2,000,000		5.000%, 04/01/22	2,340,480	0.6
2,000,000		5.250%, 10/01/22	2,385,480	0.7
3,000,000		5.000%, 02/01/23	3,492,870	1.0
4,000,000		5.000%, 09/01/23	4,666,440	1.3
		Other	18,877,225	5.3

			48,683,645	13.4

COLORADO			5,926,002	1.6

CONNECTICUT
		State of Connecticut
3,000,000	i	0.950%, 08/15/18	2,997,210	0.8
3,000,000	i	1.090%, 08/15/20	2,994,390	0.8
		State of Connecticut Special Tax Revenue
4,000,000		5.000%, 01/01/33	4,287,160	1.2
		Other	5,703,140	1.6

			15,981,900	4.4

DELAWARE			861,557	0.2

FLORIDA			5,887,486	1.6

GEORGIA
		City of Atlanta GA Water & Wastewater Revenue
2,500,000		5.000%, 11/01/23	2,891,975	0.8
		Other	7,825,069	2.2

			10,717,044	3.0

HAWAII			2,685,833	0.7

ILLINOIS
		Chicago Board of Education
3,200,000		5.000%, 12/01/20	3,442,784	1.0
5,000,000	i	0.900%, 03/01/36	4,862,500	1.4
		Chicago Board of Education, GO
2,560,000		5.000%, 12/01/18	2,794,061	0.8
		Chicago State University
2,085,000		5.500%, 12/01/23	2,271,170	0.6
		City of Chicago IL O’Hare International
		Airport Revenue, AMT
3,000,000		5.000%, 01/01/22	3,356,160	0.9
Principal	Issuer	Value	% of net assets

ILLINOIS—continued
	State of Illinois, GO
$3,000,000	5.000%, 04/01/18	$3,308,910	0.9%
	Other	25,837,770	7.1

		45,873,355	12.7

INDIANA
	Indiana Bond Bank
2,120,000	5.250%, 04/01/19	2,409,401	0.7
	Other	7,398,597	2.0

		9,807,998	2.7

KENTUCKY
	Kentucky Asset Liability Commission
5,000,000	5.250%, 09/01/23	5,790,850	1.6

		5,790,850	1.6

LOUISIANA		1,136,040	0.3

MAINE		1,138,930	0.3

MARYLAND		565,445	0.2

MASSACHUSETTS
	Commonwealth of Massachusetts
2,000,000	5.000%, 08/01/20	2,374,080	0.6
	Other	2,069,725	0.6

		4,443,805	1.2

MICHIGAN		1,736,778	0.5

MINNESOTA
	St. Paul Port Authority
3,000,000	5.000%, 12/01/21	3,507,060	0.9
	Other	3,161,247	0.9

		6,668,307	1.8

MISSISSIPPI
	Mississippi Development Bank Special Obligation
2,100,000	5.000%, 07/01/17	2,325,330	0.7

		2,325,330	0.7

MISSOURI		1,716,375	0.5

NEBRASKA
	Omaha Public Power District
4,000,000	5.000%, 02/01/42	4,148,640	1.1
	Other	1,075,080	0.3

		5,223,720	1.4

NEW JERSEY
	New Jersey Economic Development Authority
4,000,000	5.000%, 09/01/20	4,592,680	1.3
3,000,000	5.000%, 03/01/21	3,432,420	1.0
	New Jersey Economic Development Authority, GO
1,980,000	5.250%, 12/15/20	2,316,759	0.6
	New Jersey Transportation Trust Fund Authority
2,800,000	5.250%, 12/15/20	3,290,280	0.9
	Other	5,117,284	1.4

		18,749,423	5.2

38	2013 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Tax-Exempt Bond Fund  ■  September 30, 2013

Principal		Issuer	Value	% of net assets

NEW YORK
		Build NYC Resource Corp
$3,010,000		5.500%, 04/01/43	$2,879,035	0.8%
		City of New York NY
3,700,000	i	0.450%, 08/01/21	3,692,711	1.0
		Monroe County Industrial Development Corp
5,000,000		5.000%, 07/01/43	5,163,250	1.4
		New York City Health & Hospital Corp
2,000,000		5.000%, 02/15/20	2,315,500	0.6
		New York State Dormitory Authority
2,250,000		5.000%, 10/01/17	2,573,033	0.7
		New York State Urban Development Corp
2,000,000		5.000%, 03/15/20	2,356,060	0.6
5,000,000		5.000%, 03/15/32	5,390,150	1.5
		Tobacco Settlement Financing Corp
2,000,000		5.000%, 06/01/18	2,301,300	0.6
		Other	24,536,337	6.9

			51,207,376	14.1

NORTH CAROLINA
		University of North Carolina at Greensboro
5,000,000		5.000%, 04/01/36	5,232,350	1.5
		Other	1,198,470	0.3

			6,430,820	1.8

OHIO
		City of Cincinnati OH
2,000,000		5.000%, 12/01/21	2,383,260	0.7
		City of Columbus OH
2,500,000		5.000%, 08/15/23	2,987,875	0.8
		Northeast Ohio Regional Sewer District
5,155,000		5.000%, 11/15/38	5,407,543	1.5
		Ohio State Water Development Authority
3,000,000		5.000%, 06/01/23	3,569,160	1.0
		Other	14,554,120	4.0

			28,901,958	8.0

OREGON			881,606	0.3

PENNSYLVANIA			5,179,288	1.4

PUERTO RICO
		Puerto Rico Commonwealth Infrastructure Financing Authority
3,200,000		5.500%, 07/01/19	2,718,368	0.7
		Other	1,701,965	0.5

			4,420,333	1.2

RHODE ISLAND
		State of Rhode Island, GO
2,000,000		5.000%, 08/01/21	2,311,860	0.6
		Other	1,339,430	0.4

			3,651,290	1.0

SOUTH CAROLINA			3,293,497	0.9

SOUTH DAKOTA			450,225	0.1
Principal	Issuer	Value	% of net assets

TENNESSEE
	Tennessee State School Bond Authority
$5,500,000	5.000%, 05/01/39	$5,801,840	1.6%

		5,801,840	1.6
TEXAS
	City of Dallas TX, GO
2,000,000	5.000%, 02/15/18	2,312,200	0.6
	Other	11,213,583	3.1

		13,525,783	3.7

UTAH		3,421,910	1.0

VIRGINIA
	Virginia Resources Authority
4,480,000	5.000%, 11/01/42	4,764,301	1.3
	Other	1,421,462	0.4

		6,185,763	1.7

WASHINGTON
	Port of Seattle WA
3,150,000	5.500%, 09/01/17	3,601,017	1.0
	State of Washington, GO
2,470,000	5.000%, 07/01/23	2,937,472	0.8

		6,538,489	1.8
WEST VIRGINIA		2,834,787	0.8

WISCONSIN		3,551,575	1.0

	TOTAL LONG-TERM MUNICIPAL BONDS (Cost $346,633,179)	352,693,330	97.3

	TOTAL PORTFOLIO (Cost $346,633,179)	352,693,330	97.3
	OTHER ASSETS & LIABILITIES, NET	9,730,129	2.7

	NET ASSETS	$362,423,459	100.0%

Abbreviation(s):

AMT - Alternative Minimum Tax (subject to)

GO - General Obligation

i	Floating or variable rate security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2013 Semiannual Report	39

Summary portfolio of investments (unaudited)

Money Market Fund  ■  September 30, 2013

Principal		Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

CERTIFICATE OF DEPOSIT
		Standard Chartered Bank
$11,500,000		0.210%, 12/02/13	$11,500,000	1.4%
		Toronto-Dominion Bank
10,000,000		0.120%, 10/24/13	10,000,000	1.2
		Other	23,000,000	2.7

			44,500,000	5.3

COMMERCIAL PAPER
		American Honda Finance Corp
23,100,000		0.090%–0.120%, 10/04/13–11/12/13	23,098,563	2.8
		Bank of Nova Scotia
9,699,000		0.130%–0.175%, 10/01/13–01/08/14	9,696,348	1.2
		Bank of Tokyo-Mitsubishi UFJ Ltd
8,000,000		0.190%, 11/14/13	7,998,142	1.0
10,325,000		0.150%–0.200%, 10/07/13–12/03/13	10,323,101	1.2
		Coca-Cola Co
8,000,000	y	0.130%, 12/20/13	7,997,689	1.0
19,830,000		0.120%–0.190%, 10/08/13–02/10/14	19,825,737	2.4
		Commonwealth Bank of Australia
5,400,000	y	0.150%, 11/20/13	5,398,875	0.6
9,500,000	y	0.150%–0.160%, 11/25/13	9,497,746	1.1
		Fairway Finance LLC
8,015,000	y	0.170%, 10/25/13	8,014,092	1.0
10,847,000		0.160%–0.210%, 10/11/13–11/04/13	10,845,600	1.3
		General Electric Capital Corp
7,500,000		0.180%, 11/04/13	7,498,725	0.9
10,000,000		0.130%, 01/24/14	9,995,847	1.2
12,300,000		0.100%–0.200%, 10/04/13–01/07/14	12,296,576	1.5
		Liberty Street Funding LLC
15,040,000		0.170%–0.180%, 10/15/13–11/13/13	15,037,751	1.8
		Merck & Co, Inc
6,100,000	y	0.040%, 10/21/13	6,099,864	0.7
		Microsoft Corp
10,000,000	y	0.070%, 11/20/13	9,999,028	1.2
		National Australia Funding Delaware, Inc
13,411,000	y	0.140%–0.180%, 10/01/13	13,411,000	1.6
9,325,000		0.140%–0.165%, 10/07/13–12/04/13	9,323,207	1.1
		Nestle Capital Corp
5,280,000	y	0.090%, 11/12/13	5,279,446	0.6
10,000,000	y	0.070%, 12/06/13	9,998,717	1.2
		Old Line Funding LLC
11,350,000		0.200%–0.240%, 10/11/13–02/12/14	11,344,895	1.3
		Province of Ontario Canada
8,000,000		0.110%–0.120%, 10/21/13–11/06/13	7,999,217	1.0
		Province of Quebec Canada
20,180,000		0.060%–0.150%, 10/08/13–12/09/13	20,178,315	2.4
		PSP Capital, Inc
6,930,000	y	0.145%, 10/02/13	6,929,972	0.8
5,750,000	y	0.130%, 12/17/13	5,748,401	0.7
9,500,000		0.110%–0.140%, 11/08/13–11/19/13	9,498,627	1.1
		Standard Chartered Bank
10,410,000		0.185%–0.290%, 10/01/13–11/19/13	10,407,867	1.2
		Toyota Motor Credit Corp
7,700,000		0.120%, 11/06/13	7,699,076	0.9
		Wal-Mart Stores, Inc
12,760,000		0.050%–0.085%, 10/07/13–10/29/13	12,759,683	1.5
		Other	56,621,714	6.7

			360,823,821	43.0
Principal		Issuer	Value	% of net assets

GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$5,390,000		0.040%–0.060%, 12/04/13	$5,389,578	0.6%
10,000,000		0.020%, 12/09/13	9,999,617	1.2
10,000,000		0.055%, 10/18/13	9,999,740	1.2
9,375,000		0.050%, 10/30/13	9,374,622	1.1
11,270,000		0.040%–0.045%, 11/08/13	11,269,510	1.4
12,115,000		0.040%–0.070%, 11/13/13	12,114,242	1.5
14,500,000		0.030%–0.060%, 11/22/13	14,499,047	1.7
11,300,000		0.030%–0.040%, 11/27/13	11,299,363	1.4
8,000,000		0.035%–0.047%, 12/06/13	7,999,377	1.0
6,900,000		0.035%–0.150%, 12/13/13	6,898,764	0.8
30,378,000		0.020%–0.145%, 10/04/13–01/02/14	30,375,197	3.6
		Federal Home Loan Mortgage Corp (FHLMC)
7,000,000		0.025%–0.037%, 12/23/13	6,999,541	0.8
5,385,000		0.060%, 10/28/13	5,384,758	0.6
6,240,000		0.040%–0.080%, 12/16/13	6,239,346	0.8
26,883,000		0.030%–0.145%, 10/01/13–02/24/14	26,880,007	3.2
		Federal National Mortgage Association (FNMA)
8,640,000		0.025%, 12/16/13	8,639,544	1.0
8,300,000		0.040%, 01/29/14	8,298,893	1.0
		Other	13,539,439	1.6

			205,200,585	24.5

TREASURY DEBT
		United States Treasury Bill
6,285,000		0.083%–0.089%, 10/03/13	6,284,970	0.7
8,000,000		0.083%–0.086%, 10/17/13	7,999,703	1.0
5,167,000		0.033%–0.078%, 11/07/13	5,166,592	0.6
5,175,000		0.032%–0.073%, 11/29/13	5,174,552	0.6
5,825,000		0.020%–0.062%, 12/26/13	5,824,478	0.7
6,000,000		0.031%–0.048%, 01/09/14	5,999,392	0.7
12,177,000		0.035%–0.139%, 10/10/13–03/27/14	12,175,945	1.5
		United States Treasury Note
7,825,000		0.500%, 10/15/13	7,826,072	0.9
7,100,000		0.250%, 10/31/13	7,100,674	0.9
9,420,000		0.500%, 11/15/13	9,424,053	1.1
5,950,000		0.125%, 12/31/13	5,950,581	0.7
9,670,000		0.250%, 01/31/14	9,674,190	1.2
7,695,000		0.250%, 02/28/14	7,699,492	0.9
6,240,000		0.250%, 04/30/14	6,243,481	0.8
6,000,000		1.000%, 05/15/14	6,031,865	0.7
5,815,000		0.750%, 06/15/14	5,839,446	0.7
29,250,000		0.125%–1.250%, 12/15/13–09/15/14	29,318,851	3.4

			143,734,337	17.1

VARIABLE RATE SECURITIES
		Canadian Imperial Bank of Commerce
9,500,000	i	0.275%, 01/03/14	9,500,861	1.1
		Federal Farm Credit Bank (FFCB)
9,000,000	i	0.250%, 02/10/14	8,999,343	1.1
8,000,000	i	0.100%, 10/01/13	7,994,888	1.0
36,630,000		0.120%–0.330%, 10/01/13–05/19/14	36,633,387	4.3
		Federal National Mortgage Association (FNMA)
10,000,000		0.160%–0.320%, 10/28/13–06/20/14	9,999,389	1.2
		Other	10,850,995	1.3

			83,978,863	10.0

40	2013 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Money Market Fund  ■  September 30, 2013

	Value	% of net assets

TOTAL SHORT-TERM INVESTMENTS (Cost $838,237,606)	$838,237,606	99.9%

TOTAL PORTFOLIO (Cost $838,237,606)	838,237,606	99.9

OTHER ASSETS & LIABILITIES, NET	1,053,386	0.1

NET ASSETS	$839,290,992	100.0%

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed to be liquid and may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 9/30/2013, the aggregate value of these securities, including those in “Other,” was $241,520,869 or 28.8% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2013 Semiannual Report	41

Statements of assets and liabilities (unaudited)

TIAA-CREF Funds  ■  September 30, 2013

	Bond Fund	Bond Index Fund	Bond Plus Fund	High-Yield Fund	Inflation-Linked Bond Fund	Short-Term Bond Fund	Social Choice Bond Fund	Tax-Exempt Bond Fund	Money Market Fund

ASSETS
Portfolio investments, at value†	$2,592,138,821	$4,606,984,746	$2,047,187,070	$2,502,408,983	$1,744,399,747	$1,143,146,600	$65,628,583	$352,693,330	$838,237,606
Cash	9,148,202	37,380,649	9,636,786	22,513,002	6,838,120	22,554,933	753,381	9,448,822	19,389
Receivable from securities transactions	8,496,085	35,644,129	2,854,722	1,964,931	–	10,817,209	3,065,421	654,566	–
Receivable for delayed delivery securities	156,333,067	4,158,189	75,201,589	–	–	–	–	–	–
Receivable from Fund shares sold	320,939	11,859,016	11,982,506	2,934,941	587,908	1,333,776	25,639	50,850	3,677,096
Dividends and interest receivable	14,079,149	24,189,276	11,597,413	39,123,861	5,409,332	4,647,830	305,283	3,750,374	184,382
Due from affiliates	–	14	–	–	–	–	2,153	8	99,349
Swap premiums paid	12,486	–	–	–	–	–	–	–	–
Other	89,724	71,640	40,319	58,290	64,488	27,908	129	27,234	36,590
Total assets	2,780,618,473	4,720,287,659	2,158,500,405	2,569,004,008	1,757,299,595	1,182,528,256	69,780,589	366,625,184	842,254,412

LIABILITIES
Management fees payable	94,230	63,007	70,263	118,048	59,102	39,420	3,277	14,900	11,482
Service agreement fees payable	11,730	2,420	6,032	10,554	6,481	6,317	87	–	3,025
Distribution fees payable	18,270	6,732	56,778	124,904	35,599	37,597	1,006	72,129	88,043
Due to affiliates	13,364	22,566	6,307	11,492	9,773	6,636	367	2,307	4,784
Swap premiums received	207,925	–	59,408	–	–	37,626	–	–	–
Payable for securities transactions	16,015,940	70,065,007	24,173,309	3,725,000	–	22,013,043	613,154	2,102,800	–
Payable for delayed delivery securities	440,505,675	28,835,324	372,173,611	52,387,793	–	497,490	497,490	1,465,200	–
Payable for Fund shares redeemed	2,004,549	2,244,308	1,576,371	4,660,008	1,124,313	1,019,450	347	363,178	2,746,266
Income distribution payable	3,678,574	910,387	2,368,732	4,286,789	–	357,750	104	85,621	1,795
Unrealized depreciation on swap agreements	139,624	–	24,866	–	–	18,106	–	–	–
Accrued expenses and other payables	218,308	277,398	215,406	216,326	145,085	119,648	99,258	95,590	108,025
Total liabilities	462,908,189	102,427,149	400,731,083	65,540,914	1,380,353	24,153,083	1,215,090	4,201,725	2,963,420
NET ASSETS	$2,317,710,284	$4,617,860,510	$1,757,769,322	$2,503,463,094	$1,755,919,242	$1,158,375,173	$68,565,499	$362,423,459	$839,290,992

NET ASSETS CONSIST OF:
Paid-in-capital	$2,312,478,266	$4,647,269,627	$1,745,555,622	$2,435,341,349	$1,699,233,936	$1,153,949,309	$70,059,319	$357,524,903	$839,308,614
Undistributed net investment income (loss)	(495,632)	(409,649)	(36,277)	(295,279)	(13,997)	(8,819)	(2,154)	11,267	(18,563)
Accumulated net realized gain (loss) on total investments	2,249,942	(1,575,193)	736,903	57,619,795	1,739,843	2,490,112	6,803	(1,172,862)	941
Net unrealized appreciation (depreciation) on total investments	3,477,708	(27,424,275)	11,513,074	10,797,229	54,959,460	1,944,571	(1,498,469)	6,060,151	–
NET ASSETS	$2,317,710,284	$4,617,860,510	$1,757,769,322	$2,503,463,094	$1,755,919,242	$1,158,375,173	$68,565,499	$362,423,459	$839,290,992

INSTITUTIONAL CLASS:
Net assets	$1,877,366,895	$4,500,462,973	$1,294,653,507	$1,576,725,573	$1,388,230,262	$783,349,578	$60,454,690	$10,641,473	$315,902,334
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	181,942,103	423,597,289	123,846,588	154,264,093	121,065,382	75,337,568	6,172,125	1,012,199	315,898,609
Net asset value per share	$10.32	$10.62	$10.45	$10.22	$11.47	$10.40	$9.79	$10.51	$1.00

RETIREMENT CLASS:
Net assets	$342,999,142	$70,952,620	$177,289,477	$307,802,295	$189,293,865	$185,664,998	$2,563,006	$–	$89,634,598
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	32,660,813	6,675,945	16,938,462	30,115,382	16,377,571	17,834,488	261,654	–	89,633,136
Net asset value per share	$10.50	$10.63	$10.47	$10.22	$11.56	$10.41	$9.80	$—	$1.00

RETAIL CLASS:
Net assets	$77,070,829	$13,413,202	$266,016,580	$585,800,252	$169,228,354	$172,254,324	$4,153,200	$351,781,986	$424,345,925
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	7,346,535	1,261,985	25,398,477	57,068,116	15,090,970	16,551,809	424,116	33,414,891	424,334,086
Net asset value per share	$10.49	$10.63	$10.47	$10.26	$11.21	$10.41	$9.79	$10.53	$1.00

PREMIER CLASS:
Net assets	$20,273,418	$33,031,715	$19,809,758	$33,134,974	$9,166,761	$17,106,273	$1,394,603	$–	$9,408,135
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,963,688	3,108,572	1,895,412	3,240,734	800,775	1,643,596	142,396	–	9,408,041
Net asset value per share	$10.32	$10.63	$10.45	$10.22	$11.45	$10.41	$9.79	$–	$1.00
† Portfolio investments, cost	$2,588,521,930	$4,634,409,021	$2,035,649,563	$2,491,611,754	$1,689,440,287	$1,141,183,923	$67,127,052	$346,633,179	$838,237,606

42	2013 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2013 Semiannual Report	43

Statements of operations (unaudited)

TIAA-CREF Funds  ■  For the period ended September 30, 2013

	Bond Fund	Bond Index Fund	Bond Plus Fund	High-Yield Fund	Inflation-Linked Bond Fund	Short-Term Bond Fund	Social Choice Bond Fund	Tax-Exempt Bond Fund	Money Market Fund

INVESTMENT INCOME
Interest	$33,401,917	$43,161,610	$21,873,653	$69,815,148	$28,032,602	$10,081,398	$640,889	$5,690,245	$644,311
Dividends	–	–	55,898	268,859	–	–	6,284	–	–
Total income	33,401,917	43,161,610	21,929,551	70,084,007	28,032,602	10,081,398	647,173	5,690,245	644,311

EXPENSES
Management fees	3,650,769	2,238,062	2,192,919	4,077,111	2,209,670	1,427,547	115,384	583,426	431,780
Shareholder servicing – Institutional Class	1,420	5,273	1,073	2,817	476	1,475	154	137	1,441
Shareholder servicing – Retirement Class	436,190	87,576	211,122	388,428	257,139	283,386	3,318	–	99,413
Shareholder servicing – Retail Class	32,191	8,847	136,999	83,468	73,288	67,307	2,301	70,201	276,174
Shareholder servicing – Premier Class	69	99	69	153	65	68	88	–	36
Distribution fees – Retail Class	105,695	17,569	347,992	609,184	240,272	224,038	4,575	473,412	530,242
Distribution fees – Premier Class	16,812	23,897	14,089	25,954	9,155	13,527	794	–	7,576
Custody and accounting fees	49,998	141,961	51,571	30,191	12,684	27,665	11,856	21,188	22,167
Fund administration fees	48,650	87,431	27,390	45,708	34,813	23,224	1,199	7,741	15,813
Professional fees	38,673	59,220	36,438	42,552	30,089	32,087	26,248	22,878	23,142
Shareholder reports	35,246	65,040	21,855	48,480	29,241	22,620	15,165	9,932	14,447
Registration fees	30,976	37,441	31,810	39,531	34,595	33,394	27,322	20,989	42,018
Compliance fees	25,620	45,415	14,100	24,097	18,441	12,264	726	4,128	8,436
Trustee fees and expenses	12,292	22,645	6,800	12,072	9,097	6,060	286	1,982	3,725
Other expenses	33,312	101,512	77,363	67,138	19,154	13,363	6,643	5,412	11,741
Total expenses	4,517,913	2,941,988	3,171,590	5,496,884	2,978,179	2,188,025	216,059	1,221,426	1,488,151
Less: Expenses reimbursed by the investment adviser	–	(1,465)	–	–	–	–	(73,528)	(73)	(27,107)
Fee waiver by investment adviser and TPIS	–	–	–	–	–	–	–	–	(846,325)
Net expenses	4,517,913	2,940,523	3,171,590	5,496,884	2,978,179	2,188,025	142,531	1,221,353	614,719
Net Investment income (loss)	28,884,004	40,221,087	18,757,961	64,587,123	25,054,423	7,893,373	504,642	4,468,892	29,592

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	(14,525,273)	(2,251,349)	(7,505,371)	9,329,135	1,515,661	175,171	(67,250)	(3,086,410)	941
Swap transactions	5,249	–	5,110	–	–	15,333	–	–	–
Foreign currency transactions	83,975	–	41,118	–	–	–	–	–	–
Net realized gain (loss) on total investments	(14,436,049)	(2,251,349)	(7,459,143)	9,329,135	1,515,661	190,504	(67,250)	(3,086,410)	941
Change in unrealized appreciation (depreciation) on:
Portfolio investments	(64,588,850)	(123,616,708)	(34,979,948)	(76,576,625)	(147,505,066)	(12,766,627)	(1,564,266)	(17,736,318)	–
Swap transactions	(131,993)	–	(22,686)	–	–	(25,176)	–	–	–
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(499)	–	(35)	–	–	–	–	–	–
Net change in unrealized appreciation (depreciation) on total investments	(64,721,342)	(123,616,708)	(35,002,669)	(76,576,625)	(147,505,066)	(12,791,803)	(1,564,266)	(17,736,318)	–
Net realized and unrealized gain (loss) on total investments	(79,157,391)	(125,868,057)	(42,461,812)	(67,247,490)	(145,989,405)	(12,601,299)	(1,631,516)	(20,822,728)	941
Net increase (decrease) in net assets from operations	$(50,273,387)	$(85,646,970)	$(23,703,851)	$(2,660,367)	$(120,934,982)	$(4,707,926)	$(1,126,874)	$(16,353,836)	$30,533

44	2013 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2013 Semiannual Report	45

Statements of changes in net assets

TIAA-CREF Funds  ■  For the period or year ended

		Bond Fund		Bond Index Fund		Bond Plus Fund		High-Yield Fund		Inflation-Linked Bond Fund		Short-Term Bond Fund
		September 30, 2013	March 31, 2013	September 30, 2013	March 31, 2013	September 30, 2013	March 31, 2013	September 30, 2013	March 31, 2013	September 30, 2013	March 31, 2013	September 30, 2013	March 31, 2013
		(unaudited )		(unaudited )		(unaudited )		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$28,884,004	$55,994,701	$40,221,087	$66,757,458	$18,757,961	$34,816,747	$64,587,123	$107,195,097	$25,054,423	$29,097,903	$7,893,373	$13,721,079
Net realized gain (loss) on total investments		(14,436,049)	65,438,828	(2,251,349)	5,597,850	(7,459,143)	24,380,144	9,329,135	57,964,775	1,515,661	6,053,756	190,504	3,906,134
Net change in unrealized appreciation (depreciation) on total investments		(64,721,342)	3,642,602	(123,616,708)	39,012,612	(35,002,669)	15,118,144	(76,576,625)	44,166,571	(147,505,066)	48,899,074	(12,791,803)	7,360,553
Net increase (decrease) in net assets from operations		(50,273,387)	125,076,131	(85,646,970)	111,367,920	(23,703,851)	74,315,035	(2,660,367)	209,326,443	(120,934,982)	84,050,733	(4,707,926)	24,987,766

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(24,048,132)	(45,915,568)	(39,248,864)	(65,883,516)	(13,319,905)	(23,256,277)	(42,606,164)	(72,256,798)	(16,350,025)	(25,334,485)	(5,338,061)	(8,059,701)
	Retirement Class	(3,696,857)	(7,637,924)	(536,907)	(847,727)	(2,012,116)	(3,250,700)	(8,211,970)	(14,455,204)	(2,072,709)	(3,906,558)	(1,406,079)	(3,256,787)
	Retail Class	(861,770)	(1,874,042)	(101,077)	(205,603)	(3,181,586)	(7,691,314)	(12,836,510)	(18,784,905)	(1,878,386)	(4,180,431)	(1,031,442)	(2,158,219)
	Premier Class	(248,668)	(646,550)	(263,408)	(302,430)	(233,699)	(401,097)	(932,479)	(1,698,190)	(120,884)	(354,713)	(119,293)	(263,284)
From realized gains:	Institutional Class	–	(48,367,034)	–	(4,035,281)	–	(10,519,290)	–	(4,151,968)	–	(6,141,801)	–	(553,539)
	Retirement Class	–	(9,081,922)	–	(57,674)	–	(1,843,821)	–	(802,277)	–	(1,014,225)	–	(279,713)
	Retail Class	–	(2,330,166)	–	(14,848)	–	(4,004,354)	–	(1,052,102)	–	(1,071,275)	–	(171,370)
	Premier Class	–	(809,581)	–	(21,301)	–	(222,197)	–	(103,238)	–	(86,422)	–	(17,702)
Total distributions		(28,855,427)	(116,662,787)	(40,150,256)	(71,368,380)	(18,747,306)	(51,189,050)	(64,587,123)	(113,304,682)	(20,422,004)	(42,089,910)	(7,894,875)	(14,760,315)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	223,896,756	563,050,715	712,565,982	2,469,837,494	509,618,516	245,508,786	235,274,964	679,079,086	204,450,285	682,553,126	239,780,074	324,823,060
	Retirement Class	34,415,070	83,994,885	12,425,480	32,923,410	37,147,570	68,344,121	44,359,389	115,860,305	15,985,304	55,519,318	60,777,359	181,264,073
	Retail Class	5,847,277	27,748,295	1,937,009	5,877,105	8,954,398	26,640,288	263,145,304	228,414,618	8,492,871	57,215,848	16,590,524	47,284,512
	Premier Class	4,971,473	9,286,936	10,066,502	18,474,303	7,352,518	9,132,301	9,425,506	26,157,749	1,684,901	6,482,750	6,266,446	10,057,670
Reinvestments of distributions:	Institutional Class	2,699,187	55,332,928	34,553,279	62,923,794	1,809,790	13,317,927	18,576,948	31,968,800	12,769,580	27,008,943	3,192,963	5,248,749
	Retirement Class	3,695,781	16,719,846	536,907	905,401	2,012,116	5,094,521	8,204,269	15,257,481	2,072,563	4,920,783	1,403,320	3,536,500
	Retail Class	808,382	3,956,189	92,941	201,863	2,896,259	10,694,587	12,103,161	18,261,217	1,785,005	5,028,989	991,131	2,239,605
	Premier Class	248,668	1,456,131	263,408	323,731	233,699	623,294	932,479	1,801,428	120,884	441,135	119,293	280,986
Redemptions:	Institutional Class	(236,050,512)	(433,624,563)	(298,451,757)	(1,306,628,614)	(36,046,898)	(145,989,622)	(127,381,648)	(170,925,029)	(149,846,175)	(487,210,363)	(98,230,402)	(120,588,200)
	Retirement Class	(39,207,195)	(74,802,033)	(5,136,526)	(10,113,128)	(7,902,406)	(19,164,672)	(35,976,540)	(46,848,035)	(33,010,821)	(35,356,839)	(209,053,368)	(41,443,247)
	Retail Class	(17,548,954)	(17,282,933)	(2,548,490)	(4,644,995)	(25,132,980)	(30,669,210)	(112,563,464)	(75,973,827)	(45,282,170)	(48,154,752)	(27,857,482)	(33,609,923)
	Premier Class	(5,796,397)	(22,748,199)	(3,738,024)	(3,123,300)	(3,944,469)	(5,531,958)	(8,594,464)	(17,983,541)	(5,931,137)	(11,443,852)	(5,303,348)	(15,531,316)
Net increase (decrease) from shareholder transactions		(22,020,464)	213,088,197	462,566,711	1,266,957,064	496,998,113	178,000,363	307,505,904	805,070,252	13,291,090	257,005,086	(11,323,490)	363,562,469
Net increase (decrease) in net assets		(101,149,278)	221,501,541	336,769,485	1,306,956,604	454,546,956	201,126,348	240,258,414	901,092,013	(128,065,896)	298,965,909	(23,926,291)	373,789,920

NET ASSETS
Beginning of period		2,418,859,562	2,197,358,021	4,281,091,025	2,974,134,421	1,303,222,366	1,102,096,018	2,263,204,680	1,362,112,667	1,883,985,138	1,585,019,229	1,182,301,464	808,511,544
End of period		$2,317,710,284	$2,418,859,562	$4,617,860,510	$4,281,091,025	$1,757,769,322	$1,303,222,366	$2,503,463,094	$2,263,204,680	$1,755,919,242	$1,883,985,138	$1,158,375,173	$1,182,301,464
Undistributed net investment income (loss) included in net assets		$(495,632)	$(524,209)	$(409,649)	$(480,480)	$(36,277)	$(46,932)	$(295,279)	$(295,279)	$(13,997)	$(4,646,416)	$(8,819)	$(7,317)

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	21,152,479	52,363,668	66,503,107	224,535,856	48,578,262	22,772,052	22,687,949	66,298,486	17,478,958	54,519,711	22,972,710	30,960,585
	Retirement Class	3,233,877	7,652,705	1,147,997	3,004,770	3,473,717	6,310,907	4,245,902	11,341,118	1,334,826	4,420,381	5,801,256	17,261,505
	Retail Class	546,708	2,531,413	179,700	536,096	838,057	2,462,327	25,337,314	22,128,807	728,774	4,695,969	1,588,737	4,505,506
	Premier Class	476,096	862,763	935,935	1,685,467	693,437	844,731	905,434	2,552,877	142,641	521,699	598,983	957,711
Shares reinvested:	Institutional Class	259,635	5,161,381	3,231,931	5,730,773	171,638	1,230,953	1,794,871	3,102,385	1,122,795	2,175,048	306,493	500,100
	Retirement Class	349,376	1,529,083	50,194	82,293	190,636	470,309	792,991	1,485,661	180,833	392,876	134,252	336,335
	Retail Class	76,460	362,256	8,683	18,376	273,993	987,265	1,166,574	1,769,464	160,515	413,573	95,040	213,359
	Premier Class	23,921	135,395	24,649	29,330	22,163	57,577	90,136	175,120	10,654	35,582	11,439	26,744
Shares redeemed:	Institutional Class	(22,976,094)	(40,235,802)	(28,053,491)	(118,556,744)	(3,433,080)	(13,524,424)	(12,293,592)	(16,623,005)	(12,715,296)	(38,788,840)	(9,451,202)	(11,492,508)
	Retirement Class	(3,686,028)	(6,852,366)	(480,222)	(924,330)	(752,163)	(1,785,846)	(3,491,288)	(4,558,948)	(2,812,440)	(2,826,791)	(19,870,688)	(3,949,785)
	Retail Class	(1,660,613)	(1,583,296)	(238,169)	(425,218)	(2,380,901)	(2,837,685)	(10,847,449)	(7,380,637)	(3,947,669)	(3,962,824)	(2,671,047)	(3,203,104)
	Premier Class	(565,469)	(2,124,247)	(355,294)	(286,745)	(375,922)	(514,812)	(834,389)	(1,739,202)	(509,326)	(917,667)	(510,952)	(1,478,609)
Net increase (decrease) from shareholder transactions		(2,769,652)	19,802,953	42,955,020	115,429,924	47,299,837	16,473,354	29,554,453	78,552,126	1,175,265	20,678,717	(994,979)	34,637,839

46	2013 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2013 Semiannual Report	47

Statements of changes in net assets	concluded

TIAA-CREF Funds  ■  For the period or year ended

		Social Choice Bond Fund		Tax-Exempt Bond Fund		Money Market Fund
		September 30, 2013	March 31, 2013‡	September 30, 2013	March 31, 2013	September 30, 2013	March 31, 2013
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$504,642	$318,061	$4,468,892	$9,926,018	$29,592	$196,802
Net realized gain (loss) on total investments		(67,250)	329,306	(3,086,410)	4,574,054	941	2,449
Net change in unrealized appreciation (depreciation) on total investments		(1,564,266)	65,797	(17,736,318)	4,976,277	–	–
Net increase (decrease) in net assets from operations		(1,126,874)	713,164	(16,353,836)	19,476,349	30,533	199,251

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(456,446)	(301,901)	(131,759)	(274,879)	(29,598)	(196,802)
	Retirement Class	(16,761)	(7,740)	–	–	–	–
	Retail Class	(22,427)	(7,785)	(4,337,133)	(9,651,139)	–	–
	Premier Class	(7,520)	(5,406)	–	–	–	–
From realized gains:	Institutional Class	–	(236,728)	–	(68,631)	–	–
	Retirement Class	–	(7,251)	–	–	–	–
	Retail Class	–	(6,373)	–	(2,686,511)	–	–
	Premier Class	–	(4,901)	–	–	–	–
Total distributions		(503,154)	(578,085)	(4,468,892)	(12,681,160)	(29,598)	(196,802)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	12,173,095	49,448,686	1,795,579	2,198,516	239,584,457	269,814,392
	Retirement Class	1,208,351	2,390,840	–	–	47,490,569	53,594,729
	Retail Class	1,622,343	2,756,274	21,752,570	82,476,341	121,993,392	192,650,445
	Premier Class	392,262	1,000,020	–	–	6,480,102	8,885,201
Reinvestments of distributions:	Institutional Class	456,446	538,629	6,008	18,061	24,151	193,287
	Retirement Class	16,761	14,991	–	–	–	–
	Retail Class	21,872	14,086	3,903,591	11,147,997	–	–
	Premier Class	7,520	10,307	–	–	–	–
Redemptions:	Institutional Class	(748,463)	(82,807)	(780,655)	(1,751,710)	(216,796,398)	(446,507,509)
	Retirement Class	(746,811)	(254,404)	–	–	(31,465,025)	(60,675,564)
	Retail Class	(161,058)	(18,341)	(51,030,778)	(44,309,639)	(127,169,825)	(249,499,765)
	Premier Class	(131)	(20)	–	–	(6,001,192)	(6,662,279)
Net increase (decrease) from shareholder transactions		14,242,187	55,818,261	(24,353,685)	49,779,566	34,140,231	(238,207,063)
Net increase (decrease) in net assets		12,612,159	55,953,340	(45,176,413)	56,574,755	34,141,166	(238,204,614)

NET ASSETS
Beginning of period		55,953,340	–	407,599,872	351,025,117	805,149,826	1,043,354,440
End of period		$68,565,499	$55,953,340	$362,423,459	$407,599,872	$839,290,992	$805,149,826
Undistributed net investment income (loss) included in net assets		$(2,154)	$(3,642)	$11,267	$11,267	$(18,563)	$(18,557)

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	1,211,714	4,943,741	168,180	197,184	239,584,457	269,814,392
	Retirement Class	121,867	238,505	–	–	47,490,569	53,594,729
	Retail Class	163,741	275,153	1,997,954	7,406,556	121,993,392	192,650,445
	Premier Class	40,619	100,002	–	–	6,480,102	8,885,201
Shares reinvested:	Institutional Class	46,465	53,589	558	1,617	24,151	193,287
	Retirement Class	1,707	1,492	–	–	–	–
	Retail Class	2,230	1,402	363,457	996,902	–	–
	Premier Class	765	1,025	–	–	–	–
Shares redeemed:	Institutional Class	(75,109)	(8,275)	(72,998)	(157,719)	(216,796,398)	(446,507,509)
	Retirement Class	(76,492)	(25,425)	–	–	(31,465,025)	(60,675,564)
	Retail Class	(16,575)	(1,835)	(4,764,110)	(3,984,095)	(127,169,825)	(249,499,765)
	Premier Class	(13)	(2)	–	–	(6,001,192)	(6,662,279)
Net increase (decrease) from shareholder transactions		1,420,919	5,579,372	(2,306,959)	4,460,445	34,140,231	(238,207,063)

‡ The Fund commenced operations on September 21, 2012.

48	2013 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2013 Semiannual Report	49

Financial highlights

Bond Fund  ■  For the period or year ended

	Institutional Class
	9/30/13		3/31/13		3/31/12		3/31/11	†	9/30/10		9/30/09		9/30/08
	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.64		$10.59		$10.36		$10.70		$10.20		$9.68		$9.94

Gain from investment operations:
Net investment income (loss) (a)	0.12		0.27		0.29		0.15		0.35		0.41		0.48
Net realized and unrealized gain (loss) on total investments	(0.32)		0.34		0.50		(0.22)		0.50		0.52		(0.26)
Total gain (loss) from investment operations	(0.20)		0.61		0.79		(0.07)		0.85		0.93		0.22

Less distributions from:
Net investment income	(0.12)		(0.27)		(0.29)		(0.15)		(0.35)		(0.41)		(0.48)
Net realized gains	–		(0.29)		(0.27)		(0.12)		–		–		–
Total distributions	(0.12)		(0.56)		(0.56)		(0.27)		(0.35)		(0.41)		(0.48)
Net asset value, end of period	$10.32		$10.64		$10.59		$10.36		$10.70		$10.20		$9.68

TOTAL RETURN	(1.84	)%(b)	5.77%		7.81%		(0.67	)%(b)	8.47%		10.00%		2.06%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,877,367		$1,951,905		$1,759,983		$1,681,237		$2,474,347		$2,151,009		$1,883,323
Ratio of expenses to average net assets before expense waiver and reimbursement	0.32	%(c)	0.32%		0.33%		0.33	%(c)	0.33%		0.36%		0.32%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.32	%(c)	0.32%		0.33%		0.33	%(c)	0.33%		0.34%		0.32%
Ratio of net investment income (loss) to average net assets	2.37	%(c)	2.50%		2.78%		2.80	%(c)	3.35%		4.20%		4.79%
Portfolio turnover rate	160	%(b)(g)	358	%(g)	402	%(g)	161	%(b)(f)(g)	216	%(f)(g)	173	%(g)	113%

	Retirement Class
	9/30/13		3/31/13		3/31/12		3/31/11	†	9/30/10		9/30/09		9/30/08
	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.83		$10.77		$10.54		$10.88		$10.37		$9.84		$10.10

Gain from investment operations:
Net investment income (loss) (a)	0.11		0.25		0.27		0.14		0.32		0.39		0.46
Net realized and unrealized gain (loss) on total investments	(0.33)		0.35		0.50		(0.22)		0.52		0.54		(0.27)
Total gain (loss) from investment operations	(0.22)		0.60		0.77		(0.08)		0.84		0.93		0.19

Less distributions from:
Net investment income	(0.11)		(0.25)		(0.27)		(0.14)		(0.33)		(0.40)		(0.45)
Net realized gains	–		(0.29)		(0.27)		(0.12)		–		–		–
Total distributions	(0.11)		(0.54)		(0.54)		(0.26)		(0.33)		(0.40)		(0.45)
Net asset value, end of period	$10.50		$10.83		$10.77		$10.54		$10.88		$10.37		$9.84

TOTAL RETURN	(2.01	)%(b)	5.55%		7.45%		(0.76	)%(b)	8.22%		9.64%		1.87%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$342,999		$354,693		$327,833		$261,330		$239,160		$121,753		$28,760
Ratio of expenses to average net assets before expense waiver and reimbursement	0.57	%(c)	0.57%		0.58%		0.58	%(c)	0.58%		0.62%		0.57%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.57	%(c)	0.57%		0.58%		0.58	%(c)	0.58%		0.59%		0.57%
Ratio of net investment income (loss) to average net assets	2.12	%(c)	2.25%		2.53%		2.56	%(c)	3.06%		3.86%		4.56%
Portfolio turnover rate	160	%(b)(g)	358	%(g)	402	%(g)	161	%(b)(f)(g)	216	%(f)(g)	173	%(g)	113%

50	2013 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Financial highlights	concluded

Bond Fund  ■  For the period or year ended

	Retail Class
	9/30/13		3/31/13		3/31/12		3/31/11	†	9/30/10		9/30/09		9/30/08
	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.81		$10.76		$10.53		$10.87		$10.36		$9.83		$10.09

Gain from investment operations:
Net investment income (loss) (a)	0.11		0.24		0.27		0.14		0.33		0.41		0.48
Net realized and unrealized gain (loss) on total investments	(0.32)		0.34		0.50		(0.22)		0.52		0.53		(0.27)
Total gain (loss) from investment operations	(0.21)		0.58		0.77		(0.08)		0.85		0.94		0.21

Less distributions from:
Net investment income	(0.11)		(0.24)		(0.27)		(0.14)		(0.34)		(0.41)		(0.47)
Net realized gains	–		(0.29)		(0.27)		(0.12)		–		–		–
Total distributions	(0.11)		(0.53)		(0.54)		(0.26)		(0.34)		(0.41)		(0.47)
Net asset value, end of period	$10.49		$10.81		$10.76		$10.53		$10.87		$10.36		$9.83

TOTAL RETURN	(1.96	)%(b)	5.39%		7.44%		(0.74	)%(b)	8.31%		9.75%		2.08%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$77,071		$90,667		$76,117		$56,163		$58,330		$35,143		$21,166
Ratio of expenses to average net assets before expense waiver and reimbursement	0.64	%(c)	0.63%		0.60%		0.52	%(c)	0.50%		0.68%		0.56%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.64	%(c)	0.63%		0.60%		0.52	%(c)	0.50%		0.50%		0.39%
Ratio of net investment income (loss) to average net assets	2.04	%(c)	2.19%		2.50%		2.61	%(c)	3.16%		4.04%		4.73%
Portfolio turnover rate	160	%(b)(g)	358	%(g)	402	%(g)	161	%(b)(f)(g)	216	%(f)(g)	173	%(g)	113%

	Premier Class
	9/30/13		3/31/13		3/31/12		3/31/11	†	9/30/10		9/30/09	*
	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.64		$10.59		$10.37		$10.71		$10.20		$10.20

Gain from investment operations:
Net investment income (loss) (a)	0.12		0.26		0.28		0.14		0.31		0.00	(d)
Net realized and unrealized gain (loss) on total investments	(0.32)		0.33		0.49		(0.22)		0.53		–
Total gain (loss) from investment operations	(0.20)		0.59		0.77		(0.08)		0.84		0.00	(d)

Less distributions from:
Net investment income	(0.12)		(0.25)		(0.28)		(0.14)		(0.33)		–
Net realized gains	–		(0.29)		(0.27)		(0.12)		–		–
Total distributions	(0.12)		(0.54)		(0.55)		(0.26)		(0.33)		–
Net asset value, end of period	$10.32		$10.64		$10.59		$10.37		$10.71		$10.20

TOTAL RETURN	(1.92	)%(b)	5.61%		7.54%		(0.75	)%(b)	8.40%		0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$20,273		$21,595		$33,425		$35,712		$22,196		$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.47	%(c)	0.47%		0.48%		0.48	%(c)	0.48%		220.90	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.47	%(c)	0.47%		0.48%		0.48	%(c)	0.48%		0.50	%(c)
Ratio of net investment income (loss) to average net assets	2.22	%(c)	2.35%		2.63%		2.65	%(c)	2.94%		0.00	%(c)
Portfolio turnover rate	160	%(b)(g)	358	%(g)	402	%(g)	161	%(b)(f)(g)	216	%(f)(g)	173	%(g)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(f)	Does not include in-kind transactions.
(g)	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ending September 30, 2013, March 31, 2013, March 31, 2012, March 31, 2011, September 30, 2010 and September 30, 2009 were 87%, 196%, 140%, 49%, 67% and 113%, respectively.
*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the six-month period ended March 31, 2011 and not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2013 Semiannual Report	51

Financial highlights

Bond Index Fund  ■  For the period or year ended

	Institutional Class
	9/30/13		3/31/13	3/31/12	3/31/11	†	9/30/10		9/30/09	‡
	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.93		$10.77	$10.25	$10.50		$10.04		$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.10		0.20	0.26	0.13		0.31		0.01
Net realized and unrealized gain (loss) on total investments	(0.31)		0.18	0.52	(0.24)		0.46		0.04
Total gain (loss) from investment operations	(0.21)		0.38	0.78	(0.11)		0.77		0.05

Less distributions from:
Net investment income	(0.10)		(0.21)	(0.26)	(0.13)		(0.31)		(0.01)
Net realized gains	–		(0.01)	–	(0.01)		(0.00	)(d)	–
Total distributions	(0.10)		(0.22)	(0.26)	(0.14)		(0.31)		(0.01)
Net asset value, end of period	$10.62		$10.93	$10.77	$10.25		$10.50		$10.04

TOTAL RETURN	(1.96	)%(b)	3.51%	7.69%	(1.11	)%(b)	7.87%		0.48	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$4,500,463		$4,174,241	$2,908,947	$1,382,598		$411,709		$99,497
Ratio of expenses to average net assets before expense waiver and reimbursement	0.13	%(c)	0.14%	0.15%	0.17	%(c)	0.31%		3.37	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.13	%(c)	0.13%	0.13%	0.13	%(c)	0.13%		0.12	%(c)
Ratio of net investment income (loss) to average net assets	1.80	%(c)	1.85%	2.42%	2.44	%(c)	3.08%		1.65	%(c)
Portfolio turnover rate	12	%(b)	22%	23%	87	%(b)(f)	66	%(f)	279	%(b)

	Retirement Class
	9/30/13		3/31/13	3/31/12	3/31/11	†	9/30/10		9/30/09	‡
	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.93		$10.77	$10.26	$10.50		$10.04		$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.08		0.18	0.23	0.11		0.29		0.01
Net realized and unrealized gain (loss) on total investments	(0.30)		0.17	0.52	(0.23)		0.46		0.04
Total gain (loss) from investment operations	(0.22)		0.35	0.75	(0.12)		0.75		0.05

Less distributions from:
Net investment income	(0.08)		(0.18)	(0.24)	(0.11)		(0.29)		(0.01)
Net realized gains	–		(0.01)	–	(0.01)		(0.00	)(d)	–
Total distributions	(0.08)		(0.19)	(0.24)	(0.12)		(0.29)		(0.01)
Net asset value, end of period	$10.63		$10.93	$10.77	$10.26		$10.50		$10.04

TOTAL RETURN	(1.99	)%(b)	3.25%	7.32%	(1.14	)%(b)	7.61%		0.47	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$70,953		$65,143	$40,874	$3,157		$2,887		$1,005
Ratio of expenses to average net assets before expense waiver and reimbursement	0.38	%(c)	0.38%	0.40%	0.43	%(c)	0.57%		6.81	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.38	%(c)	0.38%	0.38%	0.38	%(c)	0.38%		0.36	%(c)
Ratio of net investment income (loss) to average net assets	1.55	%(c)	1.60%	2.11%	2.19	%(c)	2.82%		1.41	%(c)
Portfolio turnover rate	12	%(b)	22%	23%	87	%(b)(f)	66	%(f)	279	%(b)

52	2013 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Financial highlights	concluded

Bond Index Fund  ■  For the period or year ended

	Retail Class
	9/30/13		3/31/13	3/31/12	3/31/11	†	9/30/10		9/30/09	‡
	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.93		$10.77	$10.26	$10.50		$10.04		$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.08		0.17	0.22	0.11		0.28		0.01
Net realized and unrealized gain (loss) on total investments	(0.30)		0.17	0.52	(0.23)		0.46		0.04
Total gain (loss) from investment operations	(0.22)		0.34	0.74	(0.12)		0.74		0.05

Less distributions from:
Net investment income	(0.08)		(0.17)	(0.23)	(0.11)		(0.28)		(0.01)
Net realized gains	–		(0.01)	–	(0.01)		(0.00	)(d)	–
Total distributions	(0.08)		(0.18)	(0.23)	(0.12)		(0.28)		(0.01)
Net asset value, end of period	$10.63		$10.93	$10.77	$10.26		$10.50		$10.04

TOTAL RETURN	(2.04	)%(b)	3.15%	7.22%	(1.19	)%(b)	7.51%		0.46	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$13,413		$14,344	$12,737	$6,242		$4,215		$1,005
Ratio of expenses to average net assets before expense waiver and reimbursement	0.50	%(c)	0.50%	0.49%	0.54	%(c)	0.66%		6.81	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.48	%(c)	0.48%	0.48%	0.48	%(c)	0.48%		0.45	%(c)
Ratio of net investment income (loss) to average net assets	1.44	%(c)	1.52%	2.08%	2.10	%(c)	2.74%		1.32	%(c)
Portfolio turnover rate	12	%(b)	22%	23%	87	%(b)(f)	66	%(f)	279	%(b)

	Premier Class
	9/30/13		3/31/13	3/31/12	3/31/11	†	9/30/10		9/30/09	*
	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.93		$10.77	$10.25	$10.49		$10.04		$10.04

Gain from investment operations:
Net investment income (loss) (a)	0.09		0.19	0.24	0.12		0.30		–
Net realized and unrealized gain (loss) on total investments	(0.30)		0.17	0.53	(0.23)		0.45		–
Total gain (loss) from investment operations	(0.21)		0.36	0.77	(0.11)		0.75		–

Less distributions from:
Net investment income	(0.09)		(0.19)	(0.25)	(0.12)		(0.30)		–
Net realized gains	–		(0.01)	–	(0.01)		(0.00	)(d)	–
Total distributions	(0.09)		(0.20)	(0.25)	(0.13)		(0.30)		–
Net asset value, end of period	$10.63		$10.93	$10.77	$10.25		$10.49		$10.04

TOTAL RETURN	(1.94	)%(b)	3.36%	7.53%	(1.09	)%(b)	7.61%		0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$33,032		$27,364	$11,577	$2,784		$1,451		$1,000
Ratio of expenses to average net assets before expense waiver and reimbursement	0.28	%(c)	0.29%	0.30%	0.33	%(c)	0.47%		55.37	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.28	%(c)	0.28%	0.28%	0.28	%(c)	0.28%		0.28	%(c)
Ratio of net investment income (loss) to average net assets	1.66	%(c)	1.70%	2.22%	2.31	%(c)	2.94%		0.00	%(c)
Portfolio turnover rate	12	%(b)	22%	23%	87	%(b)(f)	66	%(f)	279	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(f)	Does not include in-kind transactions.
*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the six-month period ended March 31, 2011 and not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.
‡	The Fund commenced operations on September 14, 2009.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2013 Semiannual Report	53

Financial highlights

Bond Plus Fund  ■  For the period or year ended

	Institutional Class
	9/30/13		3/31/13		3/31/12		3/31/11	†	9/30/10		9/30/09		9/30/08
	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.78		$10.56		$10.16		$10.36		$9.78		$9.38		$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.14		0.33		0.38		0.20		0.47		0.47		0.51
Net realized and unrealized gain (loss) on total investments	(0.33)		0.37		0.41		(0.20)		0.58		0.40		(0.62)
Total gain (loss) from investment operations	(0.19)		0.70		0.79		0.00	(d)	1.05		0.87		(0.11)

Less distributions from:
Net investment income	(0.14)		(0.33)		(0.38)		(0.20)		(0.47)		(0.47)		(0.51)
Net realized gains	–		(0.15)		(0.01)		–		–		–		–
Total distributions	(0.14)		(0.48)		(0.39)		(0.20)		(0.47)		(0.47)		(0.51)
Net asset value, end of period	$10.45		$10.78		$10.56		$10.16		$10.36		$9.78		$9.38

TOTAL RETURN	(1.77	)%(b)	6.69%		7.91%		(0.03	)%(b)	10.98%		9.67%		(1.18)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,294,654		$846,872		$718,619		$496,173		$238,020		$206,893		$245,035
Ratio of expenses to average net assets before expense waiver and reimbursement	0.33	%(c)	0.34%		0.35%		0.37	%(c)	0.37%		0.40%		0.38%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.33	%(c)	0.34%		0.35%		0.35	%(c)	0.35%		0.35%		0.35%
Ratio of net investment income (loss) to average net assets	2.64	%(c)	3.05%		3.62%		3.90	%(c)	4.68%		5.07%		5.17%
Portfolio turnover rate	144	%(b)(g)	268	%(g)	221	%(g)	99	%(b)(g)	158	%(g)	143	%(g)	92%

	Retirement Class
	9/30/13		3/31/13		3/31/12		3/31/11	†	9/30/10		9/30/09		9/30/08
	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.80		$10.57		$10.17		$10.37		$9.79		$9.39		$10.02

Gain from investment operations:
Net investment income (loss) (a)	0.13		0.30		0.35		0.18		0.43		0.45		0.49
Net realized and unrealized gain (loss) on total investments	(0.33)		0.38		0.41		(0.20)		0.59		0.40		(0.63)
Total gain (loss) from investment operations	(0.20)		0.68		0.76		(0.02)		1.02		0.85		(0.14)

Less distributions from:
Net investment income	(0.13)		(0.30)		(0.35)		(0.18)		(0.44)		(0.45)		(0.49)
Net realized gains	–		(0.15)		(0.01)		–		–		–		–
Total distributions	(0.13)		(0.45)		(0.36)		(0.18)		(0.44)		(0.45)		(0.49)
Net asset value, end of period	$10.47		$10.80		$10.57		$10.17		$10.37		$9.79		$9.39

TOTAL RETURN	(1.89	)%(b)	6.52%		7.64%		(0.16	)%(b)	10.70%		9.39%		(1.49)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$177,289		$151,447		$95,480		$72,668		$92,179		$58,533		$9,913
Ratio of expenses to average net assets before expense waiver and reimbursement	0.58	%(c)	0.59%		0.60%		0.62	%(c)	0.62%		0.65%		0.63%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.58	%(c)	0.59%		0.60%		0.60	%(c)	0.60%		0.60%		0.61%
Ratio of net investment income (loss) to average net assets	2.39	%(c)	2.79%		3.36%		3.58	%(c)	4.34%		4.80%		4.95%
Portfolio turnover rate	144	%(b)(g)	268	%(g)	221	%(g)	99	%(b)(g)	158	%(g)	143	%(g)	92%

54	2013 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Financial highlights	concluded

Bond Plus Fund  ■  For the period or year ended

	Retail Class
	9/30/13		3/31/13		3/31/12		3/31/11	†	9/30/10		9/30/09		9/30/08
	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.80		$10.58		$10.18		$10.38		$9.80		$9.40		$10.02

Gain from investment operations:
Net investment income (loss) (a)	0.12		0.29		0.35		0.18		0.45		0.46		0.50
Net realized and unrealized gain (loss) on total investments	(0.33)		0.37		0.41		(0.20)		0.58		0.40		(0.61)
Total gain (loss) from investment operations	(0.21)		0.66		0.76		(0.02)		1.03		0.86		(0.11)

Less distributions from:
Net investment income	(0.12)		(0.29)		(0.35)		(0.18)		(0.45)		(0.46)		(0.51)
Net realized gains	–		(0.15)		(0.01)		–		–		–		–
Total distributions	(0.12)		(0.44)		(0.36)		(0.18)		(0.45)		(0.46)		(0.51)
Net asset value, end of period	$10.47		$10.80		$10.58		$10.18		$10.38		$9.80		$9.40

TOTAL RETURN	(1.94	)%(b)	6.32%		7.59%		(0.14	)%(b)	10.78%		9.50%		(1.26)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$266,017		$288,131		$275,663		$265,818		$277,069		$247,928		$241,183
Ratio of expenses to average net assets before expense waiver and reimbursement	0.68	%(c)	0.68%		0.64%		0.59	%(c)	0.54%		0.74%		0.74%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.68	%(c)	0.68%		0.64%		0.58	%(c)	0.52%		0.49%		0.44%
Ratio of net investment income (loss) to average net assets	2.28	%(c)	2.71%		3.33%		3.62	%(c)	4.50%		4.93%		5.09%
Portfolio turnover rate	144	%(b)(g)	268	%(g)	221	%(g)	99	%(b)(g)	158	%(g)	143	%(g)	92%

	Premier Class
	9/30/13		3/31/13		3/31/12		3/31/11	†	9/30/10		9/30/09	*
	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.78		$10.56		$10.16		$10.36		$9.78		$9.78

Gain from investment operations:
Net investment income (loss) (a)	0.13		0.31		0.36		0.19		0.40		0.00	(d)
Net realized and unrealized gain (loss) on total investments	(0.33)		0.37		0.41		(0.20)		0.63		–
Total gain (loss) from investment operations	(0.20)		0.68		0.77		(0.01)		1.03		0.00	(d)

Less distributions from:
Net investment income	(0.13)		(0.31)		(0.36)		(0.19)		(0.45)		–
Net realized gains	–		(0.15)		(0.01)		–		–		–
Total distributions	(0.13)		(0.46)		(0.37)		(0.19)		(0.45)		–
Net asset value, end of period	$10.45		$10.78		$10.56		$10.16		$10.36		$9.78

TOTAL RETURN	(1.85	)%(b)	6.53%		7.75%		(0.11	)%(b)	10.82%		0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$19,810		$16,773		$12,334		$11,028		$10,857		$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.48	%(c)	0.49%		0.50%		0.52	%(c)	0.52%		220.91	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.48	%(c)	0.49%		0.50%		0.50	%(c)	0.50%		0.50	%(c)
Ratio of net investment income (loss) to average net assets	2.49	%(c)	2.89%		3.45%		3.69	%(c)	3.89%		0.00	%(c)
Portfolio turnover rate	144	%(b)(g)	268	%(g)	221	%(g)	99	%(b)(g)	158	%(g)	143	%(g)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(g)	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ending September 30, 2013, March 31, 2013, March 31, 2012, March 31, 2011, September 30, 2010 and September 30, 2009 were 47%, 108%, 105%, 63%, 90% and 108%, respectively.
*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the six-month period ended March 31, 2011 and not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2013 Semiannual Report	55

Financial highlights

High-Yield Fund  ■  For the period or year ended

	Institutional Class
	9/30/13		3/31/13	3/31/12	3/31/11	†	9/30/10	9/30/09	9/30/08
	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.51		$9.97	$9.99	$9.74		$9.04	$8.41	$9.94

Gain from investment operations:
Net investment income (loss) (a)	0.29		0.61	0.68	0.35		0.72	0.78	0.76
Net realized and unrealized gain (loss) on total investments	(0.29)		0.57	(0.02)	0.25		0.70	0.63	(1.52)
Total gain (loss) from investment operations	0.00		1.18	0.66	0.60		1.42	1.41	(0.76)

Less distributions from:
Net investment income	(0.29)		(0.61)	(0.68)	(0.35)		(0.72)	(0.78)	(0.76)
Net realized gains	–		(0.03)	–	–		–	–	(0.01)
Total distributions	(0.29)		(0.64)	(0.68)	(0.35)		(0.72)	(0.78)	(0.77)
Net asset value, end of period	$10.22		$10.51	$9.97	$9.99		$9.74	$9.04	$8.41

TOTAL RETURN	(0.02	)%(b)	12.21%	6.91%	6.22	%(b)	16.41%	18.83%	(8.15)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,576,726		$1,493,399	$889,869	$527,004		$398,933	$245,983	$228,048
Ratio of expenses to average net assets before expense waiver and reimbursement	0.37	%(c)	0.38%	0.39%	0.40	%(c)	0.41%	0.45%	0.43%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.37	%(c)	0.38%	0.39%	0.40	%(c)	0.40%	0.40%	0.40%
Ratio of net investment income (loss) to average net assets	5.55	%(c)	5.96%	6.90%	7.04	%(c)	7.76%	10.07%	8.05%
Portfolio turnover rate	32	%(b)	83%	62%	43	%(b)	109%	79%	59%

	Retirement Class
	9/30/13		3/31/13	3/31/12	3/31/11	†	9/30/10	9/30/09	9/30/08
	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.51		$9.96	$9.99	$9.74		$9.04	$8.41	$9.95

Gain from investment operations:
Net investment income (loss) (a)	0.28		0.58	0.65	0.34		0.70	0.76	0.74
Net realized and unrealized gain (loss) on total investments	(0.29)		0.59	(0.03)	0.25		0.70	0.63	(1.53)
Total gain (loss) from investment operations	(0.01)		1.17	0.62	0.59		1.40	1.39	(0.79)

Less distributions from:
Net investment income	(0.28)		(0.59)	(0.65)	(0.34)		(0.70)	(0.76)	(0.74)
Net realized gains	–		(0.03)	–	–		–	–	(0.01)
Total distributions	(0.28)		(0.62)	(0.65)	(0.34)		(0.70)	(0.76)	(0.75)
Net asset value, end of period	$10.22		$10.51	$9.96	$9.99		$9.74	$9.04	$8.41

TOTAL RETURN	(0.14	)%(b)	12.05%	6.54%	6.09	%(b)	16.12%	18.54%	(8.45)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$307,802		$300,278	$202,282	$176,489		$166,383	$125,322	$28,694
Ratio of expenses to average net assets before expense waiver and reimbursement	0.62	%(c)	0.63%	0.64%	0.65	%(c)	0.66%	0.71%	0.69%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.62	%(c)	0.63%	0.64%	0.65	%(c)	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets	5.29	%(c)	5.72%	6.65%	6.78	%(c)	7.49%	9.38%	7.91%
Portfolio turnover rate	32	%(b)	83%	62%	43	%(b)	109%	79%	59%

56	2013 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Financial highlights	concluded

High-Yield Fund  ■  For the period or year ended

	Retail Class
	9/30/13		3/31/13	3/31/12	3/31/11	†	9/30/10	9/30/09	9/30/08
	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.56		$10.01	$10.03	$9.78		$9.08	$8.44	$9.98

Gain from investment operations:
Net investment income (loss) (a)	0.28		0.58	0.65	0.34		0.71	0.77	0.75
Net realized and unrealized gain (loss) on total investments	(0.31)		0.58	(0.02)	0.25		0.70	0.64	(1.53)
Total gain (loss) from investment operations	(0.03)		1.16	0.63	0.59		1.41	1.41	(0.78)

Less distributions from:
Net investment income	(0.27)		(0.58)	(0.65)	(0.34)		(0.71)	(0.77)	(0.75)
Net realized gains	–		(0.03)	–	–		–	–	(0.01)
Total distributions	(0.27)		(0.61)	(0.65)	(0.34)		(0.71)	(0.77)	(0.76)
Net asset value, end of period	$10.26		$10.56	$10.01	$10.03		$9.78	$9.08	$8.44

TOTAL RETURN	(0.24	)%(b)	11.98%	6.63%	6.11	%(b)	16.18%	18.78%	(8.28)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$585,800		$437,147	$249,119	$169,337		$156,374	$126,323	$101,026
Ratio of expenses to average net assets before expense waiver and reimbursement	0.65	%(c)	0.67%	0.66%	0.59	%(c)	0.58%	0.79%	0.71%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.65	%(c)	0.67%	0.66%	0.59	%(c)	0.57%	0.54%	0.48%
Ratio of net investment income (loss) to average net assets	5.27	%(c)	5.67%	6.62%	6.85	%(c)	7.60%	9.86%	7.94%
Portfolio turnover rate	32	%(b)	83%	62%	43	%(b)	109%	79%	59%

	Premier Class
	9/30/13		3/31/13	3/31/12	3/31/11	†	9/30/10	9/30/09	*
	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.51		$9.97	$9.99	$9.74		$9.04	$9.04

Gain from investment operations:
Net investment income (loss) (a)	0.28		0.59	0.66	0.34		0.71	0.00	(d)
Net realized and unrealized gain (loss) on total investments	(0.29)		0.58	(0.02)	0.25		0.70	–
Total gain (loss) from investment operations	(0.01)		1.17	0.64	0.59		1.41	0.00	(d)

Less distributions from:
Net investment income	(0.28)		(0.60)	(0.66)	(0.34)		(0.71)	–
Net realized gains	–		(0.03)	–	–		–	–
Total distributions	(0.28)		(0.63)	(0.66)	(0.34)		(0.71)	–
Net asset value, end of period	$10.22		$10.51	$9.97	$9.99		$9.74	$9.04

TOTAL RETURN	(0.09	)%(b)	12.05%	6.75%	6.14	%(b)	16.23%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$33,135		$32,381	$20,842	$30,472		$16,836	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.52	%(c)	0.53%	0.54%	0.55	%(c)	0.56%	220.96	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.52	%(c)	0.53%	0.54%	0.55	%(c)	0.55%	0.55	%(c)
Ratio of net investment income (loss) to average net assets	5.39	%(c)	5.80%	6.74%	6.87	%(c)	7.52%	0.00	%(c)
Portfolio turnover rate	32	%(b)	83%	62%	43	%(b)	109%	79%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the six-month period ended March 31, 2011 and not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2013 Semiannual Report	57

Financial highlights

Inflation-Linked Bond Fund  ■  For the period or year ended

	Institutional Class
	9/30/13		3/31/13	3/31/12	3/31/11	†	9/30/10	9/30/09	9/30/08
	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.40		$12.07	$11.16	$11.21		$10.53	$10.07	$10.12

Gain from investment operations:
Net investment income (loss) (a)	0.17		0.21	0.36	0.17		0.27	(0.02)	0.71
Net realized and unrealized gain (loss) on total investments	(0.96)		0.43	0.95	(0.05)		0.67	0.48	(0.07)
Total gain (loss) from investment operations	(0.79)		0.64	1.31	0.12		0.94	0.46	0.64

Less distributions from:
Net investment income	(0.14)		(0.25)	(0.39)	(0.17)		(0.26)	0.00 (d)	(0.69)
Net realized gains	–		(0.06)	(0.01)	–		–	–	–
Total distributions	(0.14)		(0.31)	(0.40)	(0.17)		(0.26)	0.00 (d)	(0.69)
Net asset value, end of period	$11.47		$12.40	$12.07	$11.16		$11.21	$10.53	$10.07

TOTAL RETURN	(6.38	)%(b)	5.28%	11.92%	1.05	%(b)	9.04%	4.57%	6.20%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,388,230		$1,428,566	$1,174,406	$771,048		$737,043	$524,468	$440,993
Ratio of expenses to average net assets before expense waiver and reimbursement	0.27	%(c)	0.27%	0.28%	0.29	%(c)	0.32%	0.39%	0.34%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.27	%(c)	0.27%	0.28%	0.29	%(c)	0.32%	0.35%	0.34%
Ratio of net investment income (loss) to average net assets	2.83	%(c)	1.72%	3.07%	3.01	%(c)	2.47%	(0.18)%	6.67%
Portfolio turnover rate	5	%(b)	14%	13%	7	%(b)	12%	17%	16%

	Retirement Class
	9/30/13		3/31/13	3/31/12	3/31/11	†	9/30/10	9/30/09	9/30/08
	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.50		$12.18	$11.25	$11.31		$10.62	$10.18	$10.23

Gain from investment operations:
Net investment income (loss) (a)	0.16		0.19	0.36	0.15		0.24	(0.02)	0.82
Net realized and unrealized gain (loss) on total investments	(0.98)		0.42	0.94	(0.06)		0.68	0.46	(0.20)
Total gain (loss) from investment operations	(0.82)		0.61	1.30	0.09		0.92	0.44	0.62

Less distributions from:
Net investment income	(0.12)		(0.23)	(0.36)	(0.15)		(0.23)	0.00 (d)	(0.67)
Net realized gains	–		(0.06)	(0.01)	–		–	–	–
Total distributions	(0.12)		(0.29)	(0.37)	(0.15)		(0.23)	0.00 (d)	(0.67)
Net asset value, end of period	$11.56		$12.50	$12.18	$11.25		$11.31	$10.62	$10.18

TOTAL RETURN	(6.54	)%(b)	5.02%	11.73%	0.83	%(b)	8.80%	4.33%	5.95%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$189,294		$220,926	$191,083	$176,090		$175,037	$112,192	$88,127
Ratio of expenses to average net assets before expense waiver and reimbursement	0.52	%(c)	0.52%	0.53%	0.54	%(c)	0.57%	0.64%	0.59%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.52	%(c)	0.52%	0.53%	0.54	%(c)	0.57%	0.60%	0.59%
Ratio of net investment income (loss) to average net assets	2.64	%(c)	1.48%	3.01%	2.77	%(c)	2.20%	(0.20)%	7.57%
Portfolio turnover rate	5	%(b)	14%	13%	7	%(b)	12%	17%	16%

58	2013 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Financial highlights	concluded

Inflation-Linked Bond Fund  ■  For the period or year ended

	Retail Class
	9/30/13		3/31/13	3/31/12	3/31/11	†	9/30/10	9/30/09		9/30/08
	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.13		$11.84	$10.95	$11.00		$10.34	$9.90		$9.96

Gain from investment operations:
Net investment income (loss) (a)	0.15		0.17	0.34	0.16		0.24	(0.06)		0.77
Net realized and unrealized gain (loss) on total investments	(0.95)		0.41	0.92	(0.05)		0.66	0.50		(0.15)
Total gain (loss) from investment operations	(0.80)		0.58	1.26	0.11		0.90	0.44		0.62

Less distributions from:
Net investment income	(0.12)		(0.23)	(0.36)	(0.16)		(0.24)	0.00	(d)	(0.68)
Net realized gains	–		(0.06)	(0.01)	–		–	–		–
Total distributions	(0.12)		(0.29)	(0.37)	(0.16)		(0.24)	0.00	(d)	(0.68)
Net asset value, end of period	$11.21		$12.13	$11.84	$10.95		$11.00	$10.34		$9.90

TOTAL RETURN	(6.61	)%(b)	4.90%	11.68%	0.98	%(b)	8.84%	4.45%		6.11%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$169,228		$220,169	$201,227	$146,917		$147,427	$127,272		$131,575
Ratio of expenses to average net assets before expense waiver and reimbursement	0.59	%(c)	0.58%	0.55%	0.47	%(c)	0.49%	0.66%		0.58%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.59	%(c)	0.58%	0.55%	0.47	%(c)	0.49%	0.49%		0.44%
Ratio of net investment income (loss) to average net assets	2.63	%(c)	1.43%	2.91%	2.80	%(c)	2.30%	(0.59)%		7.28%
Portfolio turnover rate	5	%(b)	14%	13%	7	%(b)	12%	17%		16%

	Premier Class
	9/30/13		3/31/13	3/31/12	3/31/11	†	9/30/10	9/30/09	*
	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.38		$12.06	$11.15	$11.21		$10.53	$10.53

Gain from investment operations:
Net investment income (loss) (a)	0.17		0.24	0.37	0.16		0.13	0.00	(d)
Net realized and unrealized gain (loss) on total investments	(0.97)		0.38	0.92	(0.06)		0.80	–
Total gain (loss) from investment operations	(0.80)		0.62	1.29	0.10		0.93	0.00	(d)

Less distributions from:
Net investment income	(0.13)		(0.24)	(0.37)	(0.16)		(0.25)	–
Net realized gains	–		(0.06)	(0.01)	–		–	–
Total distributions	(0.13)		(0.30)	(0.38)	(0.16)		(0.25)	–
Net asset value, end of period	$11.45		$12.38	$12.06	$11.15		$11.21	$10.53

TOTAL RETURN	(6.48	)%(b)	5.12%	11.77%	0.89	%(b)	8.89%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$9,167		$14,323	$18,303	$15,832		$14,474	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.42	%(c)	0.42%	0.43%	0.44	%(c)	0.47%	220.91	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.42	%(c)	0.42%	0.43%	0.44	%(c)	0.47%	0.50	%(c)
Ratio of net investment income (loss) to average net assets	2.86	%(c)	1.89%	3.13%	2.88	%(c)	1.19%	0.00	%(c)
Portfolio turnover rate	5	%(b)	14%	13%	7	%(b)	12%	17%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the six-month period ended March 31, 2011 and not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2013 Semiannual Report	59

Financial highlights

Short-Term Bond Fund  ■  For the period or year ended

	Institutional Class
	9/30/13		3/31/13	3/31/12	3/31/11	†	9/30/10	9/30/09	9/30/08
	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.52		$10.40	$10.30	$10.43		$10.11	$9.78	$10.04

Gain from investment operations:
Net investment income (loss) (a)	0.08		0.16	0.20	0.11		0.28	0.36	0.45
Net realized and unrealized gain (loss) on total investments	(0.12)		0.13	0.16	(0.13)		0.32	0.33	(0.26)
Total gain (loss) from investment operations	(0.04)		0.29	0.36	(0.02)		0.60	0.69	0.19

Less distributions from:
Net investment income	(0.08)		(0.16)	(0.20)	(0.11)		(0.28)	(0.36)	(0.45)
Net realized gains	–		(0.01)	(0.06)	–		–	–	–
Total distributions	(0.08)		(0.17)	(0.26)	(0.11)		(0.28)	(0.36)	(0.45)
Net asset value, end of period	$10.40		$10.52	$10.40	$10.30		$10.43	$10.11	$9.78

TOTAL RETURN	(0.41	)%(b)	2.82%	3.53%	(0.20	)%(b)	6.05%	7.23%	1.88%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$783,350		$646,931	$431,936	$255,835		$176,043	$101,583	$135,936
Ratio of expenses to average net assets before expense waiver and reimbursement	0.28	%(c)	0.29%	0.31%	0.32	%(c)	0.33%	0.38%	0.37%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.28	%(c)	0.29%	0.30%	0.30	%(c)	0.30%	0.29%	0.31%
Ratio of net investment income (loss) to average net assets	1.47	%(c)	1.52%	1.90%	2.11	%(c)	2.74%	3.66%	4.46%
Portfolio turnover rate	66	%(b)	78%	146%	93	%(b)	95%	173%	102%

	Retirement Class
	9/30/13		3/31/13	3/31/12	3/31/11	†	9/30/10	9/30/09	9/30/08
	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.53		$10.41	$10.31	$10.44		$10.12	$9.78	$10.05

Gain from investment operations:
Net investment income (loss) (a)	0.07		0.13	0.17	0.10		0.25	0.34	0.42
Net realized and unrealized gain (loss) on total investments	(0.13)		0.14	0.16	(0.13)		0.33	0.34	(0.26)
Total gain (loss) from investment operations	(0.06)		0.27	0.33	(0.03)		0.58	0.68	0.16

Less distributions from:
Net investment income	(0.06)		(0.14)	(0.17)	(0.10)		(0.26)	(0.34)	(0.43)
Net realized gains	–		(0.01)	(0.06)	–		–	–	–
Total distributions	(0.06)		(0.15)	(0.23)	(0.10)		(0.26)	(0.34)	(0.43)
Net asset value, end of period	$10.41		$10.53	$10.41	$10.31		$10.44	$10.12	$9.78

TOTAL RETURN	(0.53	)%(b)	2.56%	3.27%	(0.32	)%(b)	5.79%	7.07%	1.56%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$185,665		$334,477	$188,614	$134,128		$121,535	$56,366	$19,752
Ratio of expenses to average net assets before expense waiver and reimbursement	0.53	%(c)	0.54%	0.55%	0.57	%(c)	0.58%	0.64%	0.63%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.53	%(c)	0.54%	0.55%	0.55	%(c)	0.55%	0.54%	0.56%
Ratio of net investment income (loss) to average net assets	1.24	%(c)	1.26%	1.65%	1.86	%(c)	2.42%	3.40%	4.23%
Portfolio turnover rate	66	%(b)	78%	146%	93	%(b)	95%	173%	102%

60	2013 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Financial highlights	concluded

Short-Term Bond Fund  ■  September 30, 2013

	Retail Class
	9/30/13		3/31/13	3/31/12	3/31/11	†	9/30/10	9/30/09		9/30/08
	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.53		$10.41	$10.31	$10.44		$10.12	$9.78		$10.05

Gain from investment operations:
Net investment income (loss) (a)	0.06		0.13	0.17	0.10		0.26	0.35		0.44
Net realized and unrealized gain (loss) on total investments	(0.12)		0.13	0.16	(0.13)		0.33	0.34		(0.27)
Total gain (loss) from investment operations	(0.06)		0.26	0.33	(0.03)		0.59	0.69		0.17

Less distributions from:
Net investment income	(0.06)		(0.13)	(0.17)	(0.10)		(0.27)	(0.35)		(0.44)
Net realized gains	–		(0.01)	(0.06)	–		–	–		–
Total distributions	(0.06)		(0.14)	(0.23)	(0.10)		(0.27)	(0.35)		(0.44)
Net asset value, end of period	$10.41		$10.53	$10.41	$10.31		$10.44	$10.12		$9.78

TOTAL RETURN	(0.57	)%(b)	2.50%	3.24%	(0.30	)%(b)	5.87%	7.19%		1.71%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$172,254		$184,637	$166,750	$155,623		$149,768	$111,912		$104,084
Ratio of expenses to average net assets before expense waiver and reimbursement	0.60	%(c)	0.60%	0.58%	0.52	%(c)	0.50%	0.71%		0.67%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.60	%(c)	0.60%	0.57%	0.50	%(c)	0.47%	0.43%		0.38%
Ratio of net investment income (loss) to average net assets	1.15	%(c)	1.22%	1.64%	1.91	%(c)	2.58%	3.53%		4.40%
Portfolio turnover rate	66	%(b)	78%	146%	93	%(b)	95%	173%		102%

	Premier Class
	9/30/13		3/31/13	3/31/12	3/31/11	†	9/30/10	9/30/09	*
	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.53		$10.41	$10.31	$10.43		$10.11	$10.11

Gain from investment operations:
Net investment income (loss) (a)	0.07		0.15	0.18	0.10		0.25	0.00	(d)
Net realized and unrealized gain (loss) on total investments	(0.12)		0.13	0.16	(0.12)		0.34	–
Total gain (loss) from investment operations	(0.05)		0.28	0.34	(0.02)		0.59	0.00	(d)

Less distributions from:
Net investment income	(0.07)		(0.15)	(0.18)	(0.10)		(0.27)	–
Net realized gains	–		(0.01)	(0.06)	–		–	–
Total distributions	(0.07)		(0.16)	(0.24)	(0.10)		(0.27)	–
Net asset value, end of period	$10.41		$10.53	$10.41	$10.31		$10.43	$10.11

TOTAL RETURN	(0.48	)%(b)	2.67%	3.37%	(0.18	)%(b)	5.89%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$17,106		$16,257	$21,211	$19,881		$19,884	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.43	%(c)	0.44%	0.45%	0.47	%(c)	0.48%	220.86	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.43	%(c)	0.44%	0.45%	0.45	%(c)	0.45%	0.45	%(c)
Ratio of net investment income (loss) to average net assets	1.32	%(c)	1.42%	1.75%	1.95	%(c)	2.39%	0.00	%(c)
Portfolio turnover rate	66	%(b)	78%	146%	93	%(b)	95%	173%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the six-month period ended March 31, 2011 and not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2013 Semiannual Report	61

Financial highlights

Social Choice Bond Fund  ■  For the periods ended

	Institutional Class
	9/30/13		3/31/13	‡
	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.03		$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.08		0.06
Net realized and unrealized gain (loss) on total investments	(0.24)		0.08
Total gain (loss) from investment operations	(0.16)		0.14

Less distributions from:
Net investment income	(0.08)		(0.06)
Net realized gains	–		(0.05)
Total distributions	(0.08)		(0.11)
Net asset value, end of period	$ 9.79		$10.03

TOTAL RETURN	(1.63	)%(b)	1.41	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$60,455		$50,034
Ratio of expenses to average net assets before expense waiver and reimbursement	0.62	%(c)	1.29	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.40	%(c)	0.40	%(c)
Ratio of net investment income (loss) to average net assets	1.56	%(c)	1.18	%(c)
Portfolio turnover rate	150	%(b)	186	%(b)

	Retirement Class
	9/30/13		3/31/13	‡
	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.03		$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.06		0.05
Net realized and unrealized gain (loss) on total investments	(0.23)		0.08
Total gain (loss) from investment operations	(0.17)		0.13

Less distributions from:
Net investment income	(0.06)		(0.05)
Net realized gains	–		(0.05)
Total distributions	(0.06)		(0.10)
Net asset value, end of period	$9.80		$10.03

TOTAL RETURN	(1.75	)%(b)	1.28	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$2,563		$2,152
Ratio of expenses to average net assets before expense waiver and reimbursement	0.88	%(c)	1.77	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.65	%(c)	0.65	%(c)
Ratio of net investment income (loss) to average net assets	1.32	%(c)	0.97	%(c)
Portfolio turnover rate	150	%(b)	186	%(b)

62	2013 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Financial highlights	concluded

Social Choice Bond Fund  ■  For the periods ended

	Retail Class
	9/30/13		3/31/13	‡
	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.03		$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.06		0.05
Net realized and unrealized gain (loss) on total investments	(0.24)		0.07
Total gain (loss) from investment operations	(0.18)		0.12

Less distributions from:
Net investment income	(0.06)		(0.04)
Net realized gains	–		(0.05)
Total distributions	(0.06)		(0.09)
Net asset value, end of period	$9.79		$10.03

TOTAL RETURN	(1.80	)%(b)	1.22	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$4,153		$2,755
Ratio of expenses to average net assets before expense waiver and reimbursement	1.00	%(c)	1.94	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.75	%(c)	0.75	%(c)
Ratio of net investment income (loss) to average net assets	1.23	%(c)	0.88	%(c)
Portfolio turnover rate	150	%(b)	186	%(b)

	Premier Class
	9/30/13		3/31/13	‡
	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.03		$10.00

Gain from investment operations:
Net investment income (loss) (a)	0.07		0.05
Net realized and unrealized gain (loss) on total investments	(0.24)		0.08
Total gain (loss) from investment operations	(0.17)		0.13

Less distributions from:
Net investment income	(0.07)		(0.05)
Net realized gains	–		(0.05)
Total distributions	(0.07)		(0.10)
Net asset value, end of period	$9.79		$10.03

TOTAL RETURN	(1.70	)%(b)	1.33	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,395		$1,013
Ratio of expenses to average net assets before expense waiver and reimbursement	0.79	%(c)	1.78	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.55	%(c)	0.55	%(c)
Ratio of net investment income (loss) to average net assets	1.42	%(c)	1.02	%(c)
Portfolio turnover rate	150	%(b)	186	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
‡	The Fund commenced operations on September 21, 2012.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2013 Semiannual Report	63

Financial highlights

Tax-Exempt Bond Fund  ■  For the period or year ended

	Institutional Class
	9/30/13		3/31/13	3/31/12	3/31/11	†	9/30/10	9/30/09		9/30/08
	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.08		$10.86	$10.06	$10.80		$10.51	$9.69		$10.13

Gain from investment operations:
Net investment income (loss) (a)	0.14		0.32	0.34	0.19		0.38	0.38		0.36
Net realized and unrealized gain (loss) on total investments	(0.57)		0.30	0.80	(0.63)		0.31	0.82		(0.44)
Total gain (loss) from investment operations	(0.43)		0.62	1.14	(0.44)		0.69	1.20		(0.08)

Less distributions from:
Net investment income	(0.14)		(0.32)	(0.34)	(0.19)		(0.38)	(0.38)		(0.36)
Net realized gains	–		(0.08)	–	(0.11)		(0.02)	(0.00	)(d)	(0.00	)(d)
Total distributions	(0.14)		(0.40)	(0.34)	(0.30)		(0.40)	(0.38)		(0.36)
Net asset value, end of period	$10.51		$11.08	$10.86	$10.06		$10.80	$10.51		$9.69

TOTAL RETURN	(3.91	)%(b)	5.74%	11.46%	(4.07	)%(b)	6.75%	12.70%		(0.87)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$10,641		$10,155	$9,508	$10,003		$14,845	$23,263		$66,144
Ratio of expenses to average net assets before expense waiver and reimbursement	0.35	%(c)	0.35%	0.38%	0.40	%(c)	0.38%	0.42%		0.41%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.35	%(c)	0.35%	0.35%	0.35	%(c)	0.35%	0.35%		0.36%
Ratio of net investment income (loss) to average net assets	2.58	%(c)	2.89%	3.21%	3.70	%(c)	3.66%	3.83%		3.51%
Portfolio turnover rate	63	%(b)	49%	59%	11	%(b)	29%	28%		50%

	Retail Class
	9/30/13		3/31/13	3/31/12	3/31/11	†	9/30/10	9/30/09		9/30/08
	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.10		$10.88	$10.07	$10.81		$10.52	$9.70		$10.14

Gain from investment operations:
Net investment income (loss) (a)	0.12		0.29	0.32	0.18		0.37	0.36		0.35
Net realized and unrealized gain (loss) on total investments	(0.57)		0.30	0.81	(0.63)		0.31	0.83		(0.44)
Total gain (loss) from investment operations	(0.45)		0.59	1.13	(0.45)		0.68	1.19		(0.09)

Less distributions from:
Net investment income	(0.12)		(0.29)	(0.32)	(0.18)		(0.37)	(0.37)		(0.35)
Net realized gains	–		(0.08)	–	(0.11)		(0.02)	(0.00	)(d)	(0.00	)(d)
Total distributions	(0.12)		(0.37)	(0.32)	(0.29)		(0.39)	(0.37)		(0.35)
Net asset value, end of period	$10.53		$11.10	$10.88	$10.07		$10.81	$10.52		$9.70

TOTAL RETURN	(4.04	)%(b)	5.44%	11.30%	(4.14	)%(b)	6.61%	12.55%		(0.90)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$351,782		$397,445	$341,517	$281,980		$318,965	$236,065		$179,559
Ratio of expenses to average net assets before expense waiver and reimbursement	0.64	%(c)	0.63%	0.62%	0.55	%(c)	0.52%	0.70%		0.65%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.64	%(c)	0.63%	0.59%	0.51	%(c)	0.49%	0.47%		0.39%
Ratio of net investment income (loss) to average net assets	2.29	%(c)	2.61%	2.96%	3.56	%(c)	3.52%	3.67%		3.49%
Portfolio turnover rate	63	%(b)	49%	59%	11	%(b)	29%	28%		50%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
†	Amounts shown are for the six-month period ended March 31, 2011 and not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.

64	2013 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Financial highlights

Money Market Fund  ■  For the period or year ended

	Institutional Class
	9/30/13		3/31/13		3/31/12		3/31/11	†	9/30/10		9/30/09	9/30/08
	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Gain from investment operations:
Net investment income (loss) (a)	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.01	0.03
Net realized and unrealized gain (loss) on total investments	–		–		–		–		–		–	–
Total gain (loss) from investment operations	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.01	0.03

Less distributions from:
Net investment income	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.01)	(0.03)
Net realized gains	–		–		–		–		–		–	–
Total distributions	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.01)	(0.03)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

TOTAL RETURN	0.01	%(b)	0.05%		0.03%		0.04	%(b)	0.13%		1.03%	3.51%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$315,902		$293,090		$469,588		$427,230		$433,888		$336,137	$293,537
Ratio of expenses to average net assets before expense waiver and reimbursement	0.13	%(c)	0.14%		0.13%		0.15	%(c)	0.15%		0.22%	0.14%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.13	%(c)	0.14%		0.13%		0.15	%(c)	0.15%		0.17%	0.14%
Ratio of net investment income (loss) to average net assets	0.02	%(c)	0.05%		0.03%		0.09	%(c)	0.13%		1.00%	3.39%

	Retirement Class
	9/30/13		3/31/13	3/31/12	3/31/11	†	9/30/10		9/30/09	9/30/08
	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Gain from investment operations:
Net investment income (loss) (a)	–		–	–	–		0.00	(d)	0.01	0.03
Net realized and unrealized gain (loss) on total investments	–		–	–	–		–		–	–
Total gain (loss) from investment operations	–		–	–	–		0.00	(d)	0.01	0.03

Less distributions from:
Net investment income	–		–	–	–		(0.00	)(d)	(0.01)	(0.03)
Net realized gains	–		–	–	–		–		–	–
Total distributions	–		–	–	–		(0.00	)(d)	(0.01)	(0.03)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

TOTAL RETURN	0.00	%(b)	0.00%	0.00%	0.00	%(b)	0.00%		0.78%	3.25%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$89,635		$73,609	$80,690	$64,760		$79,434		$133,415	$97,832
Ratio of expenses to average net assets before expense waiver and reimbursement	0.38	%(c)	0.39%	0.39%	0.40	%(c)	0.40%		0.47%	0.39%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.15	%(c)	0.19%	0.16%	0.23	%(c)	0.27%		0.41%	0.39%
Ratio of net investment income (loss) to average net assets	0.00	%(c)	0.00%	0.00%	0.00	%(c)	0.00%		0.75%	3.26%

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2013 Semiannual Report	65

Financial highlights	concluded

Money Market Fund  ■  For the period or year ended

	Retail Class
	9/30/13		3/31/13	3/31/12	3/31/11	†	9/30/10		9/30/09	9/30/08
	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Gain from investment operations:
Net investment income (loss) (a)	–		–	–	–		0.00	(d)	0.01	0.03
Net realized and unrealized gain (loss) on total investments	–		–	–	–		–		–	–
Total gain (loss) from investment operations	–		–	–	–		0.00	(d)	0.01	0.03

Less distributions from:
Net investment income	–		–	–	–		(0.00	)(d)	(0.01)	(0.03)
Net realized gains	–		–	–	–		–		–	–
Total distributions	–		–	–	–		(0.00	)(d)	(0.01)	(0.03)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

TOTAL RETURN	0.00	%(b)	0.00%	0.00%	0.00	%(b)	0.00%		0.91%	3.43%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$424,346		$429,522	$486,370	$582,093		$650,426		$887,149	$1,093,363
Ratio of expenses to average net assets before expense waiver and reimbursement	0.51	%(c)	0.51%	0.44%	0.39	%(c)	0.33%		0.54%	0.40%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.15	%(c)	0.19%	0.16%	0.23	%(c)	0.27%		0.28%	0.22%
Ratio of net investment income (loss) to average net assets	0.00	%(c)	0.00%	0.00%	0.00	%(c)	0.00%		0.95%	3.34%

				Premier Class
	9/30/13		3/31/13	3/31/12	3/31/11	†	9/30/10		9/30/09	*
	(unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Gain from investment operations:
Net investment income (loss) (a)	–		–	–	–		0.00	(d)	–
Net realized and unrealized gain (loss) on total investments	–		–	–	–		–		–
Total gain (loss) from investment operations	–		–	–	–		0.00	(d)	–

Less distributions from:
Net investment income	–		–	–	–		(0.00	)(d)	–
Net realized gains	–		–	–	–		–		–
Total distributions	–		–	–	–		(0.00	)(d)	–
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

TOTAL RETURN	0.00	%(b)	0.00%	0.00%	0.00	%(b)	0.00%		0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$9,408		$8,929	$6,706	$15,678		$12,431		$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.28	%(c)	0.29%	0.28%	0.30	%(c)	0.29%		220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.15	%(c)	0.19%	0.16%	0.23	%(c)	0.27%		0.00	%(c)
Ratio of net investment income (loss) to average net assets	0.00	%(c)	0.00%	0.00%	0.00	%(c)	0.00%		0.00	%(c)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
*	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the six-month period ended March 31, 2011 and not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.

66	2013 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Notes to financial statements (unaudited)

TIAA-CREF Funds

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Bond Fund, Bond Index Fund, Bond Plus Fund, High-Yield Fund, Inflation-Linked Bond Fund, Short-Term Bond Fund, Social Choice Bond Fund, Tax-Exempt Bond Fund and the Money Market Fund (collectively the “Funds” or individually, the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income and expenses of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Management has analyzed the Funds’ tax positions taken for all open federal income tax years (2009–2013) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts

TIAA-CREF Funds: Fixed-Income Funds ■ 2013 Semiannual Report	67

Notes to financial statements (unaudited)

deferred are retained by the Funds until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New accounting pronouncement: In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013 issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (collectively, the “Update”). The Update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statements of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. The Funds have adopted these new disclosure requirements and has determined that no additional disclosures are required for this semiannual report.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Fund) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy. Short-term investments in the Money Market Fund are all valued at amortized cost. Money Market Fund investments are categorized as Level 2 in the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price utilized by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

Any portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended September 30, 2013, there were no material transfers between levels by the Funds.

68	2013 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

continued

As of September 30, 2013, 100% of the value of investments in the Bond Fund, Bond Index Fund, Inflation-Linked Bond Fund, Short-Term Bond Fund, Tax-Exempt Bond Fund and Money Market Fund were valued based on Level 2 inputs.

The following table summarizes the market value of the Funds’ investments as of September 30, 2013 based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total

Bond Plus
Bank loan obligations	$–	$73,595,026	$–	$73,595,026
Corporate bonds	–	712,983,692	–	712,983,692
Government bonds	–	687,085,651	–	687,085,651
Structured assets	–	175,507,124	–	175,507,124
Preferred stocks	1,441,404	–	–	1,441,404
Short-term investments	–	396,574,173	–	396,574,173
Credit default swaps*	–	(84,274)	–	(84,274)

Total	$1,441,404	$2,045,661,392	$–	$2,047,102,796

High-Yield
Bank loan obligations	$–	$294,100,530	$–	$294,100,530
Corporate bonds	–	2,131,609,308	–	2,131,609,308
Preferred stocks	7,276,554	–	–	7,276,554
Short-term investments	–	69,422,591	–	69,422,591

Total	$7,276,554	$2,495,132,429	$–	$2,502,408,983

Social Choice Bond
Bank loan obligations	$–	$248,367	$–	$248,367
Corporate bonds	–	28,269,812	–	28,269,812
Government bonds	–	31,082,944	–	31,082,944
Structured assets	–	5,777,105	–	5,777,105
Preferred stocks	250,355	–	–	250,355

Total	$250,355	$65,378,228	$–	$65,628,583

*	Derivative instruments are not reflected in the summary portfolio of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

At September 30, 2013, the following Funds have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities:

	Asset derivatives		Liabilities derivatives
		Fair value		Fair value
Derivative contracts	Location	amount	Location	amount

Bond Fund
Credit contracts	Swap premiums paid	$12,486	Swap premiums received	$207,925
Credit contracts			Unrealized depreciation on swap agreements	139,624

Bond Plus Fund
Credit contracts			Swap premiums received	59,408
Credit contracts		–	Unrealized depreciation on swap agreements	24,866

Short-Term Bond Fund
Credit contracts			Swap premiums received	37,626
Credit contracts		–	Unrealized depreciation on swap agreements	18,106

TIAA-CREF Funds: Fixed-Income Funds ■ 2013 Semiannual Report	69

Notes to financial statements (unaudited)

For the period ended September 30, 2013, the effects of derivative contracts on the Funds’ Statements of Operations were as follows:

			Change in
			unrealized
		Realized	appreciation
Derivative contracts	Location	gain (loss)	(depreciation)

Bond Fund
Credit contracts	Swap transactions	$ 5,249	$(131,993)
Bond Plus Fund
Credit contracts	Swap transactions	5,110	(22,686)
Short-Term Bond Fund
Credit contracts	Swap transactions	15,333	(25,176)

Credit default swap contracts: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Fund is required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Fund. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Fund could be required to make under the contract. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. When the Fund sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund.

The Fund may also buy credit default swap contracts, in which case the Fund functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event.

The value of a swap included in net assets is the unrealized gain or loss of the contract plus or minus any unamortized premiums paid or received, respectively. Appreciated swaps and premiums paid are reflected as assets and depreciated swaps and premiums received are reflected as liabilities on the Statements of Assets and Liabilities.

Under the terms of the credit default swap contracts, the Fund receives or makes quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statements of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

The Funds (other than the Money Market Fund) invest in credit default swaps to hedge or manage the risks associated with assets held in the Fund and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. During the period ended September 30, 2013, the Bond Fund, the Bond Plus Fund, and the Short-Term Bond Fund had exposure to credit default swap contracts, based on underlying notional values, generally between 0% and 1% of net assets.

At September 30, 2013, open credit default swap contracts purchased and sold by the Funds were as follows:

PURCHASED

				Fixed payments	Implied credit				Upfront	Unrealized
			Maturity	paid by	spread at		Notional		premium	appreciation
Fund	Reference entity	Counterparty	date	fund per annum	9/30/2013	(1)	amount	(2)	paid (received)	(depreciation)
Bond	Republic of Poland	JP Morgan Chase
		Bank, N.A.	9/20/18	1.00%	0.84%		$5,000,000		$12,486	$(49,996)

SOLD

				Fixed payments	Implied credit				Upfront	Unrealized
			Maturity	received by	spread at		Notional		premium	appreciation
Fund	Reference entity	Counterparty	date	fund per annum	9/30/2013	(1)	amount	(2)	paid (received)	(depreciation)

Bond	Federative Republic of Brazil	UBS AG	9/20/22	1.00%	2.12%		$ 3,500,000		$ (207,925)	$ (89,628)
Bond Plus	Federative Republic of Brazil	UBS AG	9/20/22	1.00	2.12		1,000,000		(59,408)	(24,866)
Short-Term Bond	Federative Republic of Brazil	Bank of America	9/20/17	1.00	1.49		3,000,000		(37,626)	(18,106)

(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement.

70	2013 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

continued

Note 4—investment adviser and affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and operational oversight services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations is paid to Advisors under the Retirement Class Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensated TPIS for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensated TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

For the Money Market Fund, TPIS waived a portion of distribution Rule 12b-1 plan expenses on the Retail Class, and Advisors is reimbursing certain other Retail Class expenses. TPIS waived a portion of the distribution Rule 12b-1 plan expenses on the Premier Class and Advisors waived a portion of service agreement fees on the Retirement Class. In addition, Advisors waived a portion of the investment management fees from each class. These waivers and reimbursements are voluntary in nature and can be discontinued at any time. The amounts waived and reimbursed are disclosed on the Statements of Operations.

Certain affiliated entities may pay Fund expenses on behalf of the Funds. The Funds reimburse the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of Fund expenses are disclosed as due to affiliates on the Statements of Assets and Liabilities.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of September 30, 2013, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

	Investment management fee range	Investment management fee-effective rate	Service agreement fee	Maximum distribution fee		Maximum expense amounts‡
			Retirement	Retail	Premier	Institutional	Retirement	Retail	Premier
Fund			Class	Class	Class	Class	Class	Class	Class

Bond*	0.27%–0.30%	0.29%	0.25%	0.25%	0.15%	0.35%	0.60%	0.70%	0.50%
Bond Index	0.10	0.10	0.25	0.25	0.15	0.13	0.38	0.48	0.28
Bond Plus*	0.27–0.30	0.30	0.25	0.25	0.15	0.35	0.60	0.70	0.50
High-Yield*	0.32–0.35	0.34	0.25	0.25	0.15	0.40	0.65	0.75	0.55
Inflation-Linked Bond*	0.22–0.25	0.25	0.25	0.25	0.15	0.35	0.60	0.70	0.50
Short-Term Bond*	0.22–0.25	0.25	0.25	0.25	0.15	0.30	0.55	0.65	0.45
Social Choice Bond*	0.32–0.35	0.35	0.25	0.25	0.15	0.40	0.65	0.75	0.55
Tax-Exempt Bond*	0.27–0.30	0.30	–	0.25	–	0.35	–	0.70	–
Money Market	0.10	0.10	0.25	0.25	0.15	0.15	0.40	0.50	0.30

*	These Funds are subject to a breakpoint schedule on their investment management fees, which reduces these fees as the Fund’s net assets increase.
‡	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least July 31, 2014. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

At the commencement of operations of the Social Choice Bond Fund, TIAA, an affiliate, invested in the Fund. In addition, a registered separate account of TIAA has various sub-accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds.

TIAA-CREF Funds: Fixed-Income Funds ■ 2013 Semiannual Report	71

Notes to financial statements (unaudited)

The following is the percentage of the Funds’ shares owned by TIAA, its registered separate account (collectively “TIAA Access”), and other funds within the Trust:

			TIAA-CREF		TIAA-CREF
		TIAA-CREF	Lifecycle Index	TIAA-CREF	Managed
Underlying Fund	TIAA	Lifecycle Funds	Funds	Lifestyle Funds	Allocation Fund	TIAA Access	Total

Bond	–	71%	–	–	–	1%	72%
Bond Index	–	–	12%	–	–	–	12
Bond Plus	–	49	–	3%	14%	2	68
High-Yield	–	28	–	–	1	–	29
Inflation-Linked Bond	–	14	2	–	–	–	16
Short-Term Bond	–	22	–	2	–	1	25
Social Choice Bond	73%	–	–	–	–	–	73
Money Market	–	–	–	–	–	1	1

TIAA-CREF Tuition Financing, Inc. (“TFI”), an indirect wholly owned subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Internal Revenue Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in the Funds. As of September 30, 2013, six 529 Plans own 19%, 18%, 8%, 8%, 7% and 5%, respectively, of the Bond Index Fund; one 529 Plan owns 5% of the High-Yield Fund; four 529 Plans own 14%, 12%, 7% and 5%, respectively, of the Inflation-Linked Bond Fund; and two 529 Plans own 7% and 6%, respectively, of the Money Market Fund.

Note 5—investments

Repurchase agreements: Each Fund may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Funds (other than the Money Market Fund) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statements of Operations.

Mortgage dollar rolls transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At September 30, 2013, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

				Net
		Gross	Gross	unrealized
		unrealized	unrealized	appreciation
Fund	Tax cost	appreciation	(depreciation)	(depreciation)

Bond	$2,591,523,830	$38,163,998	$(37,549,007)	$614,991
Bond Index	4,637,945,132	44,701,284	(75,661,670)	(30,960,386)
Bond Plus	2,036,611,727	32,590,520	(22,015,177)	10,575,343
High-Yield	2,491,837,317	51,072,501	(40,500,835)	10,571,666
Inflation-Linked Bond	1,690,017,774	88,932,808	(34,550,835)	54,381,973
Short-Term Bond	1,141,228,516	7,840,516	(5,922,432)	1,918,084
Social Choice Bond	67,127,052	120,844	(1,619,313)	(1,498,469)
Tax-Exempt Bond	346,783,687	10,048,809	(4,139,166)	5,909,643

72	2013 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

concluded

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended September 30, 2013, were as follows:

	Non-U.S.	U.S.	Non-U.S.	U.S.
	government	government	government	government
Fund	purchases	purchases	sales	sales

Bond	$679,506,107	$3,190,326,719	$749,030,763	$3,039,831,098
Bond Index	289,949,593	917,887,596	83,690,760	448,945,588
Bond Plus	588,802,778	1,921,008,088	265,871,473	1,765,345,050
High-Yield	1,078,145,228	–	734,466,383	–
Inflation-Linked Bond	–	81,511,539	–	81,383,964
Short-Term Bond	310,256,769	371,759,377	325,718,477	439,701,936
Social Choice Bond	37,639,638	72,907,147	27,256,543	69,010,829
Tax-Exempt Bond	240,728,145	–	268,780,802	–

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended March 31, 2013 was as follows:

	Ordinary	Long-term
Fund	income	capital gains	Total

Bond	$93,553,722	$23,109,065	$116,662,787
Bond Index	68,492,296	2,876,084	71,368,380
Bond Plus	45,878,777	5,310,273	51,189,050
High-Yield	107,195,097	6,109,585	113,304,682
Inflation-Linked Bond	33,776,187	8,313,723	42,089,910
Short-Term Bond	14,760,315	–	14,760,315
Social Choice Bond	578,085	–	578,085
Tax-Exempt Bond *	10,811,362	1,869,798	12,681,160
Money Market	196,802	–	196,802

*	Includes ordinary income which will not be taxable for federal income tax purposes in 2013 of $9,922,131.

The tax character of the fiscal 2014 distributions will be determined at the end of the fiscal year.

Note 7—line of credit

Each of the Funds, except the Money Market Fund, participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility expired June 2013. A new facility was entered into on June 25, 2013 expiring June 24, 2014. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended September 30, 2013, there were no borrowings under this credit facility by the Funds.

Note 8—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF Funds: Fixed-Income Funds ■ 2013 Semiannual Report	73

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How to reach us

TIAA-CREF website

tiaa-cref.org

24 hours a day, 7 days a week

Automated telephone service

800 842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800 842-2755
8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement and Premier classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2013 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

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Item 2. Code of Ethics.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA-CREF FUNDS - Real Estate Securities Fund

TIAA-CREF FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2013

SHARES		COMPANY	VALUE
COMMON STOCKS - 97.2%

CASINOS & GAMING - 0.3%
75,000	*	Penn National Gaming, Inc	$4,152,000
		TOTAL CASINOS & GAMING	4,152,000

DIVERSIFIED REAL ESTATE ACTIVITIES - 0.3%
800,000		Hang Lung Group Ltd	4,275,990
		TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES	4,275,990

DIVERSIFIED REITS - 5.2%
275,000		Duke Realty Corp	4,246,000
125,000		iShares Dow Jones US Real Estate Index Fund	7,970,000
475,000		Retail Opportunities Investment Corp	6,564,500
1,300,000		Spirit Realty Capital, Inc	11,934,000
175,000		Vornado Realty Trust	14,710,500
325,000		WP Carey, Inc	21,027,500
		TOTAL DIVERSIFIED REITS	66,452,500

HOMEBUILDING - 0.3%
15,000		Taylor Woodrow plc	24,362
272,954	*	TRI Pointe Homes, Inc	4,006,965
		TOTAL HOMEBUILDING	4,031,327

HOTELS, RESORTS & CRUISE LINES - 0.4%
400,000	*	Orient-Express Hotels Ltd (Class A)	5,192,000
		TOTAL HOTELS, RESORTS & CRUISE LINES	5,192,000

INDUSTRIAL REITS - 7.4%
240,000		EastGroup Properties, Inc	14,210,400
325,000		First Industrial Realty Trust, Inc	5,287,750
1,750,000		Prologis, Inc	65,835,000
250,000		STAG Industrial, Inc	5,030,000
300,000		Terreno Realty Corp	5,328,000
		TOTAL INDUSTRIAL REITS	95,691,150

OFFICE REITS - 9.1%
500,000		Boston Properties, Inc	53,450,000
200,000		Digital Realty Trust, Inc	10,620,000
300,000		HRPT Properties Trust	6,573,000
220,000		Kilroy Realty Corp	10,989,000
400,000		SL Green Realty Corp	35,536,000
		TOTAL OFFICE REITS	117,168,000

OTHER DIVERSIFIED FINANCIAL SERVICES - 0.0%
211,200	*,b,g,m	People’s Choice Financial Corp	0
		TOTAL OTHER DIVERSIFIED FINANCIAL SERVICES	0
1

TIAA-CREF FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE
PUBLISHING - 0.3%
100,000		Rightmove plc	$3,833,588
		TOTAL PUBLISHING	3,833,588

REAL ESTATE OPERATING COMPANIES - 2.4%
232,528		Altisource Residential Corp	5,343,494
3,817,056	a	Thomas Properties Group, Inc	25,650,616
		TOTAL REAL ESTATE OPERATING COMPANIES	30,994,110

REAL ESTATE SERVICES - 0.9%
275,000		Kennedy-Wilson Holdings, Inc	5,104,000
150,000	*	Realogy Holdings Corp	6,453,000
		TOTAL REAL ESTATE SERVICES	11,557,000

RESIDENTIAL REITS - 17.1%
675,000		American Campus Communities, Inc	23,051,250
500,000		AvalonBay Communities, Inc	63,545,000
125,000		BRE Properties, Inc (Class A)	6,345,000
700,000		Education Realty Trust, Inc	6,370,000
350,000		Equity Lifestyle Properties, Inc	11,959,500
1,400,000		Equity Residential	74,998,000
125,000		Essex Property Trust, Inc	18,462,500
100,000		Home Properties, Inc	5,775,000
207,801		Post Properties, Inc	9,355,201
		TOTAL RESIDENTIAL REITS	219,861,451

RETAIL REITS - 23.2%
700,000		Cole Real Estate Investment, Inc	8,582,000
1,400,000		DDR Corp	21,994,000
550,000		Equity One, Inc	12,023,000
200,000		Federal Realty Investment Trust	20,290,000
2,650,000		General Growth Properties, Inc	51,118,500
200,000		Regency Centers Corp	9,670,000
1,050,000		Simon Property Group, Inc	155,641,500
200,000		Tanger Factory Outlet Centers, Inc	6,530,000
175,000		Taubman Centers, Inc	11,779,250
		TOTAL RETAIL REITS	297,628,250

SECURITY & ALARM SERVICES - 1.2%
450,000		Corrections Corp of America	15,547,500
		TOTAL SECURITY & ALARM SERVICES	15,547,500

SPECIALIZED REITS - 29.1%
1,000,000		American Tower Corp	74,130,000
500,000		CubeSmart	8,920,000
475,000		Extra Space Storage, Inc	21,731,250
1,200,000		HCP, Inc	49,140,000
632,923		Health Care REIT, Inc	39,481,737
450,000		Healthcare Realty Trust, Inc	10,399,500
2

TIAA-CREF FUNDS - Real Estate Securities Fund

SHARES		COMPANY			VALUE
1,900,000		Host Marriott Corp			$33,573,000
200,000		Potlatch Corp			7,936,000
325,000		Public Storage, Inc			52,178,750
250,000		RLJ Lodging Trust			5,872,500
1,500,000	*	Strategic Hotels & Resorts, Inc			13,020,000
700,000		Sunstone Hotel Investors, Inc			8,918,000
650,000		Ventas, Inc			39,975,000
300,000		Weyerhaeuser Co			8,589,000
		TOTAL SPECIALIZED REITS			373,864,737

		TOTAL COMMON STOCKS			1,250,249,603
		(Cost $1,104,810,838)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 0.2%

TREASURY DEBT - 0.2%
$2,000,000		United States Treasury Bill	0.040%	12/19/13	1,999,934
					1,999,934

		TOTAL SHORT-TERM INVESTMENTS			1,999,934
		(Cost $1,999,825)

		TOTAL INVESTMENTS - 97.4%			1,252,249,537
		(Cost $1,106,810,663)
		OTHER ASSETS & LIABILITIES, NET - 2.6%			33,673,983
		NET ASSETS - 100.0%			$1,285,923,520

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing.
a	Affiliated holding.
b	In bankruptcy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2013, the aggregate value of these securities amounted to $0 or 0.0% of net assets.
m	Indicates a security that has been deemed illiquid.
3

TIAA-CREF FUNDS - Bond Fund

TIAA-CREF FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2013

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 0.3%

CAPITAL GOODS - 0.1%
$2,487,500	i	Apex Tool Group LLC	4.500%	01/31/20	$2,489,067
		TOTAL CAPITAL GOODS			2,489,067

CONSUMER SERVICES - 0.1%
2,050,000	i	ARAMARK Corp	4.000	09/09/19	2,050,635
		TOTAL CONSUMER SERVICES			2,050,635

MEDIA - 0.1%
746,250	i	Univision Communications, Inc	4.000	03/01/20	736,922
1,116,563	i	Windstream Corp	3.500	01/23/20	1,110,980
		TOTAL MEDIA			1,847,902

		TOTAL BANK LOAN OBLIGATIONS			6,387,604
		(Cost $6,400,036)

BONDS - 97.9%

CORPORATE BONDS - 37.7%

AUTOMOBILES & COMPONENTS - 0.0%
745,000	g	Hyundai Motor Manufacturer	4.500	04/15/15	777,076
		TOTAL AUTOMOBILES & COMPONENTS			777,076

BANKS - 3.6%
2,840,000	g	Banco de Credito del Peru	5.375	09/16/20	2,854,200
1,150,000	g	Banco de Credito e Inversiones	4.000	02/11/23	1,047,351
1,000,000		Banco de Oro Unibank, Inc	3.875	04/22/16	1,007,500
600,000	g	Banco del Estado de Chile	3.875	02/08/22	580,315
900,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	4.125	11/09/22	825,750
1,635,000		Bancolombia S.A.	5.950	06/03/21	1,659,525
1,500,000	g	Bank of India	3.625	09/21/18	1,419,900
2,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	2,037,338
650,000		BB&T Corp	2.050	06/19/18	647,394
850,000	g	BBVA Banco Continental S.A.	3.250	04/08/18	830,875
3,750,000		BDO Unibank, Inc	4.500	02/16/17	3,834,375
2,950,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	3,004,543
3,675,000	g	Caixa Economica Federal	2.375	11/06/17	3,436,125
1,500,000	g	Caixa Economica Federal	4.500	10/03/18	1,489,650
1,068,000		Capital One Bank USA NA	3.375	02/15/23	998,952
2,000,000		Citigroup, Inc	2.500	09/26/18	1,988,892
1,925,000		Citigroup, Inc	6.675	09/13/43	2,073,017
1,050,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375	01/19/17	1,117,238

4

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,750,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875%	02/08/22	$1,752,133
375,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	359,799
1,450,000	g	HSBC Bank plc	1.500	05/15/18	1,409,426
1,320,000	g	HSBC Bank plc	4.125	08/12/20	1,386,536
550,000		HSBC Holdings plc	4.000	03/30/22	559,629
675,000		HSBC Holdings plc	6.500	09/15/37	765,025
2,000,000	g	Hutchison Whampoa International 11 Ltd	4.625	01/13/22	2,035,368
895,000		JPMorgan Chase & Co	5.125	09/15/14	931,778
4,500,000		JPMorgan Chase & Co	5.400	01/06/42	4,733,964
750,000	i	JPMorgan Chase & Co	5.150	12/30/49	656,250
3,150,000	g	Korea Exchange Bank	3.125	06/26/17	3,234,407
470,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	482,220
2,950,000	g	PKO Finance AB	4.630	09/26/22	2,896,162
700,000		PNC Bank NA	2.700	11/01/22	637,937
2,425,000		PNC Bank NA	2.950	01/30/23	2,244,966
1,255,000		PNC Funding Corp	5.125	02/08/20	1,395,984
835,000	g,i	Rabobank Nederland NV	11.000	12/30/49	1,085,500
2,200,000		Royal Bank of Canada	2.200	07/27/18	2,207,025
2,000,000	g	Standard Chartered plc	3.950	01/11/23	1,881,298
560,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	581,045
310,000		Toronto-Dominion Bank	2.500	07/14/16	322,163
1,525,000	g	Turkiye Halk Bankasi AS.	3.875	02/05/20	1,361,063
1,600,000	g	Turkiye Is Bankasi	3.750	10/10/18	1,488,000
1,750,000		Union Bank NA	2.125	06/16/17	1,759,643
945,000		Union Bank of California NA	5.950	05/11/16	1,050,149
1,550,000		UnionBanCal Corp	3.500	06/18/22	1,513,798
2,500,000		US Bancorp	1.650	05/15/17	2,514,608
950,000		US Bancorp	2.950	07/15/22	893,729
1,490,000		Wachovia Bank NA	5.850	02/01/37	1,662,716
4,650,000		Wells Fargo & Co	1.500	07/01/15	4,708,316
2,000,000		Wells Fargo & Co	1.500	01/16/18	1,968,046
2,145,000		Westpac Banking Corp	3.000	08/04/15	2,237,059
		TOTAL BANKS			83,568,682

CAPITAL GOODS - 0.9%
3,125,000		Caterpillar, Inc	1.500	06/26/17	3,108,128
1,250,000	g	EADS Finance BV	2.700	04/17/23	1,151,504
2,180,000	g	Ferreycorp SAA	4.875	04/26/20	2,005,600
725,000	g	Schaeffler Finance BV	4.750	05/15/21	703,250
3,700,000	g	Seagate HDD Cayman	4.750	06/01/23	3,561,250
1,468,000	g	Sealed Air Corp	8.125	09/15/19	1,636,820
1,468,000	g	Sealed Air Corp	8.375	09/15/21	1,662,510
845,000	g	Sealed Air Corp	5.250	04/01/23	800,638
1,950,000	g	Turlock Corp	1.500	11/02/17	1,922,558
675,000	g	Turlock Corp	4.000	11/02/32	620,524
1,975,000		United Technologies Corp	1.800	06/01/17	2,009,499
1,050,000		United Technologies Corp	4.500	06/01/42	1,019,971
		TOTAL CAPITAL GOODS			20,202,252

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
250,000	g	ADT Corp	6.250	10/15/21	253,750
1,495,000		Republic Services, Inc	3.800	05/15/18	1,592,012

5

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,400,000		Republic Services, Inc	3.550%	06/01/22	$2,342,599
1,500,000		Waste Management, Inc	2.600	09/01/16	1,550,124
5,300,000		Waste Management, Inc	2.900	09/15/22	4,938,127
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			10,676,612

CONSUMER DURABLES & APPAREL - 0.7%
5,000,000		DR Horton, Inc	5.750	08/15/23	5,037,500
1,500,000		DR Horton, Inc	3.625	02/15/18	1,477,500
2,870,000		Hanesbrands, Inc	6.375	12/15/20	3,092,425
1,670,000		Phillips-Van Heusen Corp	7.375	05/15/20	1,820,300
4,600,000		PVH Corp	4.500	12/15/22	4,347,000
500,000		Whirlpool Corp	3.700	03/01/23	483,846
		TOTAL CONSUMER DURABLES & APPAREL			16,258,571

CONSUMER SERVICES - 0.3%
900,000		Ameristar Casinos, Inc	7.500	04/15/21	978,750
775,000	g	ARAMARK Corp	5.750	03/15/20	782,750
1,350,000		DineEquity, Inc	9.500	10/30/18	1,501,875
1,775,000	g	SABMiller Holdings, Inc	3.750	01/15/22	1,789,133
1,250,000	g	SABMiller Holdings, Inc	4.950	01/15/42	1,245,770
1,000,000		Walt Disney Co	0.450	12/01/15	994,761
		TOTAL CONSUMER SERVICES			7,293,039

DIVERSIFIED FINANCIALS - 5.6%
1,190,000	g	Abbey National Treasury Services plc	3.875	11/10/14	1,227,891
750,000		Abbey National Treasury Services plc	4.000	04/27/16	796,956
2,350,000	g	Ajecorp BV	6.500	05/14/22	2,285,375
1,500,000		American Express Centurion Bank	0.875	11/13/15	1,499,697
1,500,000		American Express Centurion Bank	6.000	09/13/17	1,739,474
1,575,000		American Express Co	2.650	12/02/22	1,446,581
2,975,000		American Express Credit Corp	1.750	06/12/15	3,029,219
4,975,000		American Express Credit Corp	1.300	07/29/16	5,004,790
1,000,000		American Express Credit Corp	2.800	09/19/16	1,046,292
4,750,000		American Express Credit Corp	2.125	07/27/18	4,768,463
1,490,000	g	Bangkok Bank PCL	4.800	10/18/20	1,544,237
1,690,000		Bank of America Corp	5.300	03/15/17	1,862,551
1,125,000		Bank of America Corp	6.000	09/01/17	1,273,974
1,160,000		Bank of America Corp	5.750	12/01/17	1,308,576
5,175,000		Bank of America Corp	4.100	07/24/23	5,142,837
2,150,000		Bank of America Corp	5.875	02/07/42	2,387,106
1,250,000		Bank of New York Mellon Corp	1.200	02/20/15	1,261,225
1,200,000	i	Bank of New York Mellon Corp	1.969	06/20/17	1,210,710
580,000		Bank of New York Mellon Corp	5.450	05/15/19	668,480
1,950,000	g	BBVA Bancomer S.A.	4.500	03/10/16	2,037,750
2,300,000	g	BBVA Bancomer S.A.	6.750	09/30/22	2,380,500
1,125,000		BlackRock, Inc	3.500	12/10/14	1,164,249
1,400,000		BlackRock, Inc	4.250	05/24/21	1,490,381
600,000		Capital One Financial Corp	3.150	07/15/16	626,816
4,600,000		Capital One Financial Corp	4.750	07/15/21	4,867,265
1,500,000		Citigroup, Inc	2.250	08/07/15	1,529,337
665,000		Citigroup, Inc	6.000	12/13/13	672,213
1,615,000		Citigroup, Inc	5.000	09/15/14	1,675,874

6

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,050,000		Citigroup, Inc	1.300%	04/01/16	$2,045,800
4,225,000		Citigroup, Inc	3.500	05/15/23	3,812,627
1,950,000		Citigroup, Inc	5.875	01/30/42	2,168,106
2,075,000		Export-Import Bank of Korea	2.875	09/17/18	2,087,919
1,600,000		Ford Motor Credit Co LLC	4.250	02/03/17	1,709,635
2,500,000		Ford Motor Credit Co LLC	3.000	06/12/17	2,569,633
800,000		Ford Motor Credit Co LLC	6.625	08/15/17	921,846
3,375,000		Ford Motor Credit Co LLC	4.375	08/06/23	3,376,907
2,425,000		General Electric Capital Corp	3.100	01/09/23	2,268,541
810,000		General Electric Capital Corp	6.875	01/10/39	992,694
1,750,000	g	General Motors Financial Co, Inc	2.750	05/15/16	1,745,625
3,960,000		Goldman Sachs Group, Inc	3.300	05/03/15	4,094,787
135,000		Goldman Sachs Group, Inc	6.450	05/01/36	137,055
335,000		Goldman Sachs Group, Inc	6.750	10/01/37	349,618
1,500,000		Goldman Sachs Group, Inc	6.250	02/01/41	1,680,479
448,000	g	Hyundai Capital America, Inc	3.750	04/06/16	470,245
600,000	g	Hyundai Capital Services, Inc	4.375	07/27/16	640,631
400,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	415,864
575,000	g	International Lease Finance Corp	6.500	09/01/14	596,563
4,850,000		International Lease Finance Corp	5.875	08/15/22	4,777,250
1,020,000	g	Inversiones CMPC S.A.	4.375	05/15/23	948,317
1,975,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	2,244,232
1,000,000	g	Lukoil International Finance BV	6.125	11/09/20	1,065,000
900,000	g	LUKOIL International Finance BV	4.563	04/24/23	837,225
1,565,000		Merrill Lynch & Co, Inc	6.400	08/28/17	1,799,656
1,175,000		Merrill Lynch & Co, Inc	6.875	04/25/18	1,384,743
3,600,000		Morgan Stanley	1.750	02/25/16	3,617,359
1,525,000		Morgan Stanley	3.750	02/25/23	1,470,152
1,525,000		Morgan Stanley	4.100	05/22/23	1,422,395
2,000,000		Morgan Stanley	6.375	07/24/42	2,263,346
565,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	776,257
1,385,000	g	Odebrecht Finance Ltd	5.125	06/26/22	1,339,988
900,000	g	Odebrecht Finance Ltd	7.125	06/26/42	857,250
2,830,000	g	Reliance Holdings USA	4.500	10/19/20	2,793,456
925,000		State Street Corp	4.300	05/30/14	949,286
1,400,000		State Street Corp	3.100	05/15/23	1,305,809
1,025,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	1,037,052
1,075,000		SunTrust Bank	2.750	05/01/23	977,185
2,850,000	g	Temasek Financial I Ltd	2.375	01/23/23	2,608,428
1,250,000		Toyota Motor Credit Corp	2.050	01/12/17	1,278,715
1,475,000	g	Turkiye Vakiflar Bankasi Tao	3.750	04/15/18	1,371,750
1,400,000	g	UBS AG.	1.875	01/23/15	1,424,220
1,500,000		Unilever Capital Corp	2.200	03/06/19	1,510,746
350,000		Waha Aerospace BV	3.925	07/28/20	365,750
647,500	g	Waha Aerospace BV	3.925	07/28/20	676,638
		TOTAL DIVERSIFIED FINANCIALS			129,135,599

ENERGY - 4.2%
1,275,000		Anadarko Petroleum Corp	5.950	09/15/16	1,431,672
365,000		Anadarko Petroleum Corp	6.950	06/15/19	440,008
625,000		Apache Corp	1.750	04/15/17	630,149
1,320,000		Apache Corp	4.750	04/15/43	1,249,488

7

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,375,000		Ashland, Inc	3.875%	04/15/18	$3,332,812
1,500,000		Ashland, Inc	4.750	08/15/22	1,406,250
400,000		Baker Hughes, Inc	3.200	08/15/21	402,770
3,050,000		BP Capital Markets plc	1.375	05/10/18	2,958,735
3,500,000		Chevron Corp	2.355	12/05/22	3,222,348
1,540,000		Cimarex Energy Co	5.875	05/01/22	1,555,400
1,500,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	1,575,000
1,875,000		Concho Resources, Inc	5.500	04/01/23	1,851,562
1,140,000		ConocoPhillips	6.500	02/01/39	1,433,593
2,875,000		Devon Energy Corp	1.875	05/15/17	2,881,400
500,000		Devon Energy Corp	5.600	07/15/41	511,121
725,000		Devon Energy Corp	4.750	05/15/42	661,407
2,210,000		Ecopetrol S.A.	4.250	09/18/18	2,273,537
3,875,000	g	EDC Finance Ltd	4.875	04/17/20	3,700,625
990,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	1,077,563
480,000		Enbridge Energy Partners LP	5.200	03/15/20	518,475
335,000		Enterprise Products Operating LLC	5.600	10/15/14	352,069
170,000		Enterprise Products Operating LLC	5.000	03/01/15	179,763
1,500,000		Enterprise Products Operating LLC	4.850	03/15/44	1,398,086
675,000		EOG Resources, Inc	2.625	03/15/23	621,787
1,450,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	05/23/16	1,529,750
3,500,000	g	Gazprom OAO Via Gaz Capital S.A.	3.850	02/06/20	3,333,750
1,295,000		Hess Corp	5.600	02/15/41	1,331,349
2,850,000	g	Indo Energy Finance II BV	6.375	01/24/23	2,394,000
1,200,000		Marathon Petroleum Corp	3.500	03/01/16	1,260,295
1,200,000		Newfield Exploration Co	5.750	01/30/22	1,197,000
400,000		Newfield Exploration Co	5.625	07/01/24	387,000
500,000		Noble Holding International Ltd	3.450	08/01/15	520,045
1,320,000		Noble Holding International Ltd	4.900	08/01/20	1,391,329
1,800,000		Noble Holding International Ltd	3.950	03/15/22	1,736,262
1,800,000	g	Novatek OAO via Novatek Finance Ltd	4.422	12/13/22	1,651,500
365,000		Pemex Project Funding Master Trust	5.750	03/01/18	404,238
650,000		Pemex Project Funding Master Trust	6.625	06/15/35	686,485
1,450,000	g	Pertamina Persero PT	4.300	05/20/23	1,239,750
1,500,000	g	Pertamina PT	5.250	05/23/21	1,421,250
1,350,000	i	Petrobras Global Finance BV	1.884	05/20/16	1,343,250
1,500,000	i	Petrobras Global Finance BV	2.408	01/15/19	1,471,500
1,640,000		Petrobras International Finance Co	3.875	01/27/16	1,692,134
1,800,000		Petrobras International Finance Co	3.500	02/06/17	1,827,812
1,210,000		Petrobras International Finance Co	7.875	03/15/19	1,392,807
925,000		Petroleos Mexicanos	4.875	03/15/15	971,250
1,875,000		Petroleos Mexicanos	3.500	07/18/18	1,898,438
170,000		Petroleos Mexicanos	8.000	05/03/19	205,275
925,000		Petroleos Mexicanos	6.000	03/05/20	1,026,750
735,000		Petroleos Mexicanos	5.500	01/21/21	786,450
1,175,000		Petroleos Mexicanos	3.500	01/30/23	1,068,042
1,175,000		Petroleos Mexicanos	5.500	06/27/44	1,066,711
1,315,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	1,686,488
1,425,000	g	Petronas Capital Ltd	5.250	08/12/19	1,578,294
1,400,000		Phillips 66	1.950	03/05/15	1,421,230
1,200,000		Phillips 66	4.300	04/01/22	1,223,348
2,500,000		Plains Exploration & Production Co	6.500	11/15/20	2,682,308

8

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$625,000		Precision Drilling Corp	6.500%	12/15/21	$653,125
1,500,000	g	PTT Exploration & Production PCL	3.707	09/16/18	1,515,026
675,000	g	PTTEP Canada International Finance Ltd	5.692	04/05/21	718,376
400,000	g	Rosneft Oil Co via Rosneft International Finance Ltd	3.149	03/06/17	400,000
1,000,000	g	Rosneft Oil Co via Rosneft International Finance Ltd	4.199	03/06/22	922,500
1,325,000	g	Schlumberger Investment S.A.	2.400	08/01/22	1,217,268
900,000		Shell International Finance BV	4.550	08/12/43	886,658
415,000		Statoil ASA	2.900	10/15/14	425,755
675,000		Statoil ASA	1.200	01/17/18	661,653
1,700,000		Statoil ASA	2.450	01/17/23	1,553,436
1,325,000		Total Capital Canada Ltd	1.450	01/15/18	1,307,378
2,000,000		Total Capital International S.A.	1.500	02/17/17	2,015,154
1,915,000		TransCanada Pipelines Ltd	7.690	06/30/16	2,200,109
660,000		TransCanada Pipelines Ltd	5.850	03/15/36	731,171
700,000		Vale Overseas Ltd	4.375	01/11/22	674,411
480,000		Vale Overseas Ltd	6.875	11/21/36	486,813
515,000		Valero Energy Corp	4.500	02/01/15	539,448
1,500,000		WPX Energy, Inc	6.000	01/15/22	1,520,625
		TOTAL ENERGY			97,920,616

FOOD & STAPLES RETAILING - 0.2%
500,000		CVS Caremark Corp	3.250	05/18/15	520,193
2,500,000	g	Ingles Markets, Inc	5.750	06/15/23	2,412,500
		TOTAL FOOD & STAPLES RETAILING			2,932,693

FOOD, BEVERAGE & TOBACCO - 1.0%
2,500,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	2,615,715
2,500,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	2,489,482
1,450,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	1,341,418
1,025,000	g	BRF-Brasil Foods S.A.	5.875	06/06/22	1,019,875
575,000	g	BRF-Brasil Foods S.A.	3.950	05/22/23	494,500
675,000		ConAgra Foods, Inc	1.300	01/25/16	675,704
1,000,000	g	Embotelladora Andina S.A.	5.000	10/01/23	1,002,500
1,150,000		Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	1,023,226
650,000		General Mills, Inc	5.200	03/17/15	692,532
750,000	g	Grupo Bimbo SAB de C.V.	4.875	06/30/20	783,115
2,380,000	g	Grupo Bimbo SAB de C.V.	4.500	01/25/22	2,385,226
505,000		Kraft Foods, Inc	6.125	02/01/18	583,902
2,764,000		Kraft Foods, Inc	5.375	02/10/20	3,121,029
1,060,000		Kraft Foods, Inc	6.500	02/09/40	1,244,158
105,000		PepsiAmericas, Inc	4.375	02/15/14	106,518
78,000		PepsiCo, Inc	7.900	11/01/18	99,293
1,475,000	g	Pernod Ricard S.A.	4.250	07/15/22	1,489,234
468,000	g	Pernod-Ricard S.A.	5.750	04/07/21	522,056
200,000		Philip Morris International, Inc	6.375	05/16/38	237,663
1,400,000		TreeHouse Foods, Inc	7.750	03/01/18	1,480,500
		TOTAL FOOD, BEVERAGE & TOBACCO			23,407,646

HEALTH CARE EQUIPMENT & SERVICES - 0.8%
1,450,000		Baxter International, Inc	3.200	06/15/23	1,414,753
600,000		Becton Dickinson & Co	1.750	11/08/16	612,324
1,500,000		Covidien International Finance S.A.	1.350	05/29/15	1,514,661

9

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$750,000		Covidien International Finance S.A.	3.200%	06/15/22	$735,034
825,000	h	Edwards Lifesciences Corp	2.875	10/15/18	821,752
6,405,000		Express Scripts Holding Co	2.100	02/12/15	6,507,230
1,775,000		Express Scripts Holding Co	3.900	02/15/22	1,798,082
1,000,000	g	Fresenius Medical Care II	5.625	07/31/19	1,042,500
3,600,000		HCA, Inc	6.500	02/15/20	3,901,500
750,000	g	Mallinckrodt International Finance S.A.	3.500	04/15/18	737,954
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			19,085,790

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
1,000,000		Clorox Co	3.800	11/15/21	1,009,217
1,950,000		Colgate-Palmolive Co	2.300	05/03/22	1,830,771
800,000		Ecolab, Inc	1.450	12/08/17	784,338
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			3,624,326

INSURANCE - 2.2%
565,000		ACE INA Holdings, Inc	5.875	06/15/14	585,274
750,000		Aetna, Inc	1.500	11/15/17	736,426
310,000		Aetna, Inc	6.500	09/15/18	367,081
285,000		Aetna, Inc	6.625	06/15/36	341,641
1,225,000		Allstate Corp	3.150	06/15/23	1,186,290
1,225,000		Allstate Corp	4.500	06/15/43	1,187,443
1,525,000		Berkshire Hathaway Finance Corp	1.300	05/15/18	1,488,729
4,750,000	g,i	Caelus Re Ltd	5.260	03/07/16	4,797,975
500,000		Chubb Corp	6.000	05/11/37	594,324
235,000		CIGNA Corp	5.125	06/15/20	258,988
2,000,000		CIGNA Corp	4.500	03/15/21	2,135,914
1,125,000		Hartford Financial Services Group, Inc	4.000	03/30/15	1,172,034
1,300,000		Hartford Financial Services Group, Inc	4.000	10/15/17	1,392,972
1,275,000		Lincoln National Corp	7.000	06/15/40	1,610,247
175,000	g	MetLife Institutional Funding II	1.625	04/02/15	177,290
1,125,000		Metlife, Inc	6.750	06/01/16	1,289,178
1,655,000		Metlife, Inc	5.700	06/15/35	1,832,462
1,000,000		Metlife, Inc	4.125	08/13/42	879,230
450,000		Principal Financial Group, Inc	1.850	11/15/17	446,116
1,125,000	g	Principal Life Global Funding I	5.125	10/15/13	1,126,774
1,500,000		Progressive Corp	3.750	08/23/21	1,549,964
750,000		Prudential Financial, Inc	3.875	01/14/15	779,566
325,000		Prudential Financial, Inc	2.300	08/15/18	327,844
630,000		Prudential Financial, Inc	7.375	06/15/19	780,103
1,075,000		Prudential Financial, Inc	5.400	06/13/35	1,119,547
1,375,000		Prudential Financial, Inc	5.100	08/15/43	1,359,953
5,750,000	i	Prudential Financial, Inc	5.200	03/15/44	5,215,250
1,190,000	g	Prudential Funding LLC	6.750	09/15/23	1,449,071
525,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	494,003
1,325,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	1,158,180
615,000		Travelers Cos, Inc	5.800	05/15/18	717,567
1,450,000		UnitedHealth Group, Inc	0.850	10/15/15	1,453,663
1,100,000		UnitedHealth Group, Inc	1.400	10/15/17	1,085,931
1,375,000		UnitedHealth Group, Inc	3.950	10/15/42	1,179,108
3,000,000		WellPoint, Inc	3.125	05/15/22	2,848,644
1,500,000		WellPoint, Inc	4.625	05/15/42	1,371,828

10

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,350,000		Willis Group Holdings plc	4.125%	03/15/16	$3,518,214
410,000		WR Berkley Corp	5.375	09/15/20	448,135
		TOTAL INSURANCE			50,462,959

MATERIALS - 2.4%
170,000		Airgas, Inc	4.500	09/15/14	176,147
310,000		ArcelorMittal	4.250	08/05/15	319,300
750,000		ArcelorMittal	5.000	02/25/17	780,000
468,000		Ball Corp	6.750	09/15/20	506,025
4,800,000		Ball Corp	4.000	11/15/23	4,308,000
1,050,000		Barrick Gold Corp	4.100	05/01/23	924,628
1,850,000		Barrick North America Finance LLC	4.400	05/30/21	1,718,907
1,675,000	g	Braskem Finance Ltd	5.750	04/15/21	1,641,500
1,500,000	g	Cemex SAB de C.V.	7.250	01/15/21	1,496,250
2,000,000		CF Industries, Inc	6.875	05/01/18	2,349,744
1,200,000	g	Cia Minera Milpo SAA	4.625	03/28/23	1,080,000
800,000		Corning, Inc	1.450	11/15/17	790,830
1,475,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	1,464,334
1,650,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	1,617,150
650,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.000	07/17/22	593,717
1,395,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.250	07/17/42	1,149,233
1,793,000		Crown Americas LLC	6.250	02/01/21	1,873,685
2,725,000	g	Crown Americas LLC	4.500	01/15/23	2,493,375
335,000		Eastman Chemical Co	5.500	11/15/19	375,121
1,950,000	g	Freeport McMoran	2.375	03/15/18	1,884,568
1,850,000	g	Freeport McMoran	3.100	03/15/20	1,739,586
2,500,000	g	Glencore Funding LLC	2.500	01/15/19	2,343,435
6,000,000		International Paper Co	4.750	02/15/22	6,318,936
530,000		International Paper Co	7.300	11/15/39	646,778
1,000,000		LyondellBasell Industries NV	5.000	04/15/19	1,100,746
500,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	512,093
1,740,000		Rio Tinto Finance USA plc	2.250	12/14/18	1,715,583
3,045,000		Rock Tenn Co	3.500	03/01/20	3,010,926
1,000,000		Rosetta Resources, Inc	5.625	05/01/21	950,000
2,650,000		Sherwin-Williams Co	1.350	12/15/17	2,587,248
1,305,000	g	Sociedad Quimica y Minera de Chile S.A.	5.500	04/21/20	1,333,192
875,000		Teck Resources Ltd	2.500	02/01/18	865,777
1,925,000		Teck Resources Ltd	3.750	02/01/23	1,771,993
275,000		Teck Resources Ltd	6.000	08/15/40	255,580
500,000		Teck Resources Ltd	5.200	03/01/42	425,218
1,550,000	g	Turkiye Sise ve Cam Fabrikalari AS.	4.250	05/09/20	1,339,200
		TOTAL MATERIALS			54,458,805

MEDIA - 2.5%
2,460,000		CCO Holdings LLC	6.625	01/31/22	2,496,900
1,450,000		Cinemark USA, Inc	4.875	06/01/23	1,334,000
7,075,000		Comcast Corp	4.250	01/15/33	6,672,093
1,150,000		DIRECTV Holdings LLC	2.400	03/15/17	1,155,322
3,000,000		DIRECTV Holdings LLC	3.800	03/15/22	2,800,047
1,200,000		Discovery Communications LLC	3.300	05/15/22	1,148,786
1,975,000		Discovery Communications LLC	4.875	04/01/43	1,822,340
1,050,000		DISH DBS Corp	4.250	04/01/18	1,051,313
11

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		Echostar DBS Corp	6.625%	10/01/14	$1,050,000
5,500,000		Lamar Media Corp	7.875	04/15/18	5,871,250
1,375,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	1,353,796
1,475,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	1,432,179
1,175,000		NBC Universal Media LLC	2.875	01/15/23	1,117,432
4,500,000		News America, Inc	3.000	09/15/22	4,216,824
110,000		News America, Inc	7.625	11/30/28	135,009
85,000		News America, Inc	6.550	03/15/33	96,767
730,000		News America, Inc	6.650	11/15/37	829,430
600,000		News America, Inc	6.900	08/15/39	697,471
965,000		Nielsen Finance LLC	7.750	10/15/18	1,049,438
1,000,000		Nielsen Finance LLC	4.500	10/01/20	962,500
990,000		Time Warner Cable, Inc	8.750	02/14/19	1,164,741
2,075,000		Time Warner Cable, Inc	8.250	04/01/19	2,402,024
1,700,000		Time Warner Cable, Inc	4.500	09/15/42	1,242,975
960,000		Time Warner, Inc	3.150	07/15/15	999,256
4,000,000		Time Warner, Inc	4.700	01/15/21	4,274,940
565,000		Time Warner, Inc	6.500	11/15/36	628,706
525,000		Time Warner, Inc	4.900	06/15/42	491,093
2,200,000	g	Univision Communications, Inc	5.125	05/15/23	2,106,500
2,450,000		Viacom, Inc	1.250	02/27/15	2,456,630
1,585,000		Viacom, Inc	2.500	12/15/16	1,624,118
1,500,000		Viacom, Inc	5.850	09/01/43	1,527,030
		TOTAL MEDIA			56,210,910

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.6%
2,000,000	g	CFR International S.p.A	5.125	12/06/22	1,835,688
1,904,000		Endo Pharmaceuticals Holdings, Inc	7.000	07/15/19	1,961,120
480,000		Life Technologies Corp	3.500	01/15/16	498,890
1,450,000		Mead Johnson Nutrition Co	5.900	11/01/39	1,589,123
1,828,000	g	Mylan, Inc	7.875	07/15/20	2,085,871
1,350,000		NBTY, Inc	9.000	10/01/18	1,481,625
750,000		Perrigo Co	2.950	05/15/23	725,059
1,300,000	g	Valeant Pharmaceuticals International, Inc	6.375	10/15/20	1,352,000
650,000		Watson Pharmaceuticals, Inc	1.875	10/01/17	645,915
875,000		Watson Pharmaceuticals, Inc	3.250	10/01/22	820,322
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			12,995,613

REAL ESTATE - 1.0%
345,000		AMB Property LP	4.500	08/15/17	371,995
1,750,000		AvalonBay Communities, Inc	2.850	03/15/23	1,589,380
630,000		Camden Property Trust	4.625	06/15/21	664,881
2,000,000		Developers Diversified Realty Corp	4.750	04/15/18	2,158,780
40,000		Federal Realty Investment Trust	5.650	06/01/16	44,309
75,000		Federal Realty Investment Trust	5.900	04/01/20	85,576
450,000		Federal Realty Investment Trust	3.000	08/01/22	417,834
1,725,000		Federal Realty Investment Trust	2.750	06/01/23	1,544,891
500,000		Healthcare Realty Trust, Inc	5.750	01/15/21	542,700
325,000		Healthcare Realty Trust, Inc	3.750	04/15/23	302,266
675,000	g	Healthcare Trust of America Holdings LP	3.700	04/15/23	632,641
2,250,000		Highwoods Properties, Inc	5.850	03/15/17	2,476,514
775,000		Kilroy Realty LP	3.800	01/15/23	727,577

12

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,375,000		Liberty Property LP	4.125%	06/15/22	$2,356,199
650,000		National Retail Properties, Inc	5.500	07/15/21	705,946
1,075,000		National Retail Properties, Inc	3.300	04/15/23	976,874
350,000		Regency Centers LP	5.250	08/01/15	373,998
40,000		Regency Centers LP	5.875	06/15/17	44,562
105,000		Simon Property Group LP	5.250	12/01/16	117,161
2,075,000		Simon Property Group LP	2.800	01/30/17	2,150,084
470,000		Simon Property Group LP	10.350	04/01/19	639,265
340,000		Ventas Realty LP	3.125	11/30/15	355,128
1,050,000		Ventas Realty LP	2.000	02/15/18	1,028,840
675,000		Ventas Realty LP	2.700	04/01/20	643,325
400,000		Ventas Realty LP	3.250	08/15/22	373,666
925,000		Weingarten Realty Investors	3.500	04/15/23	860,236
		TOTAL REAL ESTATE			22,184,628

RETAILING - 1.9%
3,200,000		AmeriGas Finance LLC	3.750	05/01/21	2,956,000
1,870,000		AmeriGas Partners LP	6.250	08/20/19	1,935,450
875,000	g	Automotores Gildemeister S.A.	6.750	01/15/23	678,125
1,667,000		AutoNation, Inc	5.500	02/01/20	1,735,764
225,000	g	BC Mountain LLC	7.000	02/01/21	223,312
1,500,000	g	Golden Eagle Retail Group Ltd	4.625	05/21/23	1,313,852
1,500,000		Home Depot, Inc	2.250	09/10/18	1,515,900
2,125,000		Home Depot, Inc	3.750	02/15/24	2,150,589
1,868,000		Limited Brands, Inc	6.625	04/01/21	2,019,775
2,750,000		Limited Brands, Inc	5.625	02/15/22	2,818,750
3,085,000		Macy’s Retail Holdings, Inc	2.875	02/15/23	2,773,896
1,660,000		O’Reilly Automotive, Inc	4.625	09/15/21	1,743,116
5,613,000		O’Reilly Automotive, Inc	3.800	09/01/22	5,522,266
2,400,000	g	QVC, Inc	7.500	10/01/19	2,582,705
4,490,000	g	QVC, Inc	7.375	10/15/20	4,878,506
375,000		QVC, Inc	5.125	07/02/22	368,693
4,750,000		Sally Holdings LLC	5.750	06/01/22	4,761,875
425,000		Sonic Automotive, Inc	5.000	05/15/23	388,875
350,000		Wal-Mart Stores, Inc	4.250	04/15/21	380,107
3,225,000	g	WEX, Inc	4.750	02/01/23	2,934,750
		TOTAL RETAILING			43,682,306

SOFTWARE & SERVICES - 0.8%
650,000	g	Activision Blizzard, Inc	5.625	09/15/21	650,812
650,000		Equinix, Inc	4.875	04/01/20	630,500
9,600,000		Fidelity National Information Services, Inc	5.000	03/15/22	9,739,200
630,000		Oracle Corp	3.750	07/08/14	646,358
4,375,000		Oracle Corp	2.500	10/15/22	4,033,107
2,000,000		SunGard Data Systems, Inc	7.375	11/15/18	2,120,000
1,150,000	g	VeriSign, Inc	4.625	05/01/23	1,081,000
		TOTAL SOFTWARE & SERVICES			18,900,977

TECHNOLOGY HARDWARE & EQUIPMENT - 1.1%
1,125,000		Amphenol Corp	4.750	11/15/14	1,173,590
1,870,000		Brocade Communications Systems, Inc	6.875	01/15/20	2,019,600
100,000		CC Holdings GS V LLC	2.381	12/15/17	98,584

13

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$956,000		Flextronics International Ltd	4.625%	02/15/20	$927,320
4,925,000		General Electric Co	0.850	10/09/15	4,936,352
415,000		General Electric Co	5.250	12/06/17	472,333
1,950,000		General Electric Co	2.700	10/09/22	1,839,341
850,000		General Electric Co	4.125	10/09/42	780,334
3,718,000		Jabil Circuit, Inc	5.625	12/15/20	3,829,540
1,185,000		L-3 Communications Corp	4.950	02/15/21	1,254,825
1,825,000	g	NXP BV	3.750	06/01/18	1,779,375
1,900,000		Scientific Games Corp	8.125	09/15/18	2,028,250
468,000		Scientific Games Corp	9.250	06/15/19	504,270
450,000		Xerox Corp	8.250	05/15/14	470,360
2,500,000		Xerox Corp	4.500	05/15/21	2,598,390
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			24,712,464

TELECOMMUNICATION SERVICES - 2.5%
1,915,000		America Movil SAB de C.V.	3.125	07/16/22	1,762,677
900,000		American Tower Corp	4.700	03/15/22	874,475
1,575,000		American Tower Corp	3.500	01/31/23	1,382,540
2,950,000		AT&T, Inc	2.625	12/01/22	2,644,035
1,700,000		AT&T, Inc	6.300	01/15/38	1,837,304
1,218,000		AT&T, Inc	4.350	06/15/45	1,005,394
1,500,000		Axiata SPV1 (Labuan) Ltd	5.375	04/28/20	1,589,937
1,235,000		BellSouth Corp	5.200	09/15/14	1,289,166
1,500,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	1,342,500
2,260,000		Cellco Partnership	8.500	11/15/18	2,896,158
250,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	253,639
630,000		Deutsche Telekom International Finance BV	8.750	06/15/30	872,983
875,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	824,096
1,375,000	g	Intelsat Jackson Holdings S.A.	5.500	08/01/23	1,285,625
2,760,000	g	Oi S.A.	5.750	02/10/22	2,415,000
375,000	g	SES	3.600	04/04/23	352,740
1,325,000	g	Sprint Corp	7.250	09/15/21	1,338,250
240,000		Sprint Nextel Corp	6.000	12/01/16	254,400
442,000		Telecom Italia Capital S.A.	6.175	06/18/14	454,921
2,500,000		Telefonica Emisiones SAU	3.992	02/16/16	2,589,690
1,625,000		Telefonica Emisiones SAU	3.192	04/27/18	1,603,371
1,500,000		Telefonica Emisiones SAU	4.570	04/27/23	1,438,466
925,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	1,014,846
3,000,000		Verizon Communications, Inc	0.700	11/02/15	2,981,226
1,110,000		Verizon Communications, Inc	6.100	04/15/18	1,283,360
3,800,000		Verizon Communications, Inc	3.650	09/14/18	4,004,033
276,000		Verizon Communications, Inc	8.750	11/01/18	354,583
7,200,000		Verizon Communications, Inc	5.150	09/15/23	7,716,859
7,800,000		Verizon Communications, Inc	6.550	09/15/43	8,805,709
445,000		Verizon New England, Inc	4.750	10/01/13	445,000
1,175,000		Windstream Corp	6.375	08/01/23	1,075,125
		TOTAL TELECOMMUNICATION SERVICES			57,988,108

TRANSPORTATION - 0.7%
1,635,000	g	Asciano Finance Ltd	5.000	04/07/18	1,734,442
1,500,000		Burlington Northern Santa Fe LLC	3.450	09/15/21	1,507,370
1,750,000	g	DP World Ltd	6.850	07/02/37	1,758,750

14

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$374,634	g	Embraer Overseas Ltd	5.696%	09/16/23	$365,268
3,675,000		Embraer S.A.	5.150	06/15/22	3,564,750
700,000	g	ERAC USA Finance LLC	3.300	10/15/22	665,335
750,000	g	ERAC USA Finance LLC	5.625	03/15/42	761,003
850,000	g	Hertz Corp	4.250	04/01/18	835,125
1,000,000		Hertz Corp	7.500	10/15/18	1,077,500
775,000	g	Kansas City Southern de Mexico S.A. de C.V.	2.350	05/15/20	738,845
450,000	g	Kansas City Southern Railway	4.300	05/15/43	398,279
375,000		Northrop Grumman Corp	1.750	06/01/18	368,056
1,000,000		Northrop Grumman Corp	3.250	08/01/23	945,118
1,125,000		United Parcel Service, Inc	3.625	10/01/42	964,505
		TOTAL TRANSPORTATION			15,684,346

UTILITIES - 4.0%
675,000	g	Abu Dhabi National Energy Co	2.500	01/12/18	661,500
1,000,000	g	Abu Dhabi National Energy Co	6.250	09/16/19	1,133,750
726,000	g	Abu Dhabi National Energy Co	5.875	12/13/21	806,767
1,385,000		AES Corp	7.375	07/01/21	1,523,500
1,000,000		AES Corp	4.875	05/15/23	935,000
1,250,000		AGL Capital Corp	4.400	06/01/43	1,137,822
1,285,000		Alliant Energy Corp	4.000	10/15/14	1,327,715
2,000,000		American Electric Power Co, Inc	2.950	12/15/22	1,841,472
775,000		Atmos Energy Corp	8.500	03/15/19	997,754
1,575,000		Atmos Energy Corp	4.150	01/15/43	1,398,524
2,525,000	g	Calpine Corp	7.500	02/15/21	2,682,813
1,515,000		Carolina Power & Light Co	5.300	01/15/19	1,746,392
225,000		Carolina Power & Light Co	5.700	04/01/35	248,060
159,000		CenterPoint Energy Resources Corp	4.500	01/15/21	172,680
660,000		CenterPoint Energy Resources Corp	6.250	02/01/37	750,841
1,120,000	g	CEZ AS.	4.250	04/03/22	1,118,880
1,100,000		CLP Power Hong Kong Financing Ltd	3.375	10/26/27	954,593
1,050,000		CMS Energy Corp	4.700	03/31/43	972,451
675,000	g	Comision Federal de Electricidad	5.750	02/14/42	624,375
1,850,000		Commonwealth Edison Co	4.000	08/01/20	1,973,138
395,000		Commonwealth Edison Co	5.900	03/15/36	457,169
415,000		Connecticut Light & Power Co	5.500	02/01/19	479,200
1,700,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	1,509,765
225,000		Consolidated Natural Gas Co	5.000	12/01/14	236,100
750,000		Detroit Edison Co	3.950	06/15/42	678,037
1,160,000		Duke Energy Carolinas LLC	5.750	11/15/13	1,167,163
260,000		Duke Energy Carolinas LLC	4.300	06/15/20	281,727
2,000,000		Duke Energy Corp	3.950	09/15/14	2,063,098
650,000		Duke Energy Ohio, Inc	3.800	09/01/23	664,164
1,750,000		Florida Power & Light Co	2.750	06/01/23	1,661,506
335,000		Florida Power Corp	6.400	06/15/38	408,043
1,410,000		FPL Group Capital, Inc	2.600	09/01/15	1,451,925
630,000		Indiana Michigan Power Co	7.000	03/15/19	755,832
555,000		Integrys Energy Group, Inc	4.170	11/01/20	581,057
1,150,000	g	Israel Electric Corp Ltd	6.700	02/10/17	1,234,813
2,000,000	g	Israel Electric Corp Ltd	7.250	01/15/19	2,187,500
195,000	g	Kansas Gas & Electric	6.700	06/15/19	239,300
600,000	g	KazMunayGas National Co JSC	4.400	04/30/23	559,500

15

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$775,000		Kinder Morgan Energy Partners LP	9.000%	02/01/19	$991,785
1,955,000	g	Korea Hydro & Nuclear Power Co Ltd	3.125	09/16/15	2,018,405
500,000	g	Korea Hydro & Nuclear Power Co Ltd	2.875	10/02/18	498,278
4,030,000		LG&E and KU Energy LLC	3.750	11/15/20	4,080,879
1,500,000	g	Majapahit Holding BV	7.750	01/20/20	1,646,250
1,160,000		Midamerican Energy Holdings Co	5.950	05/15/37	1,287,259
630,000		Nevada Power Co	6.500	08/01/18	755,342
1,335,000		NiSource Finance Corp	5.400	07/15/14	1,382,685
1,500,000		NiSource Finance Corp	4.800	02/15/44	1,343,330
1,025,000		Northeast Utilities	1.450	05/01/18	998,710
1,975,000		Northern States Power Co	5.350	11/01/39	2,214,123
2,000,000		NTPC Ltd	5.625	07/14/21	1,967,788
150,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	190,527
1,000,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	958,288
950,000		ONEOK Partners LP	3.375	10/01/22	875,160
1,150,000		PacifiCorp	2.950	02/01/22	1,124,380
885,000		Pepco Holdings, Inc	2.700	10/01/15	909,764
3,000,000	g	Perusahaan Listrik Negara PT	5.500	11/22/21	2,865,000
1,450,000		PG&E Corp	5.750	04/01/14	1,485,032
135,000		Potomac Electric Power Co	7.900	12/15/38	195,224
3,875,000		PPL Capital Funding, Inc	4.200	06/15/22	3,856,024
1,000,000		PPL Electric Utilities Corp	3.000	09/15/21	991,791
565,000		Progress Energy, Inc	7.050	03/15/19	682,734
1,780,000		Public Service Co of Oklahoma	5.150	12/01/19	2,022,733
440,000		Public Service Electric & Gas Co	5.300	05/01/18	503,839
2,200,000		Public Service Electric & Gas Co	2.375	05/15/23	2,015,070
1,190,000		Public Service Electric & Gas Co	5.375	11/01/39	1,334,677
1,500,000		QEP Resources, Inc	5.375	10/01/22	1,432,500
468,000		Questar Market Resources, Inc	6.875	03/01/21	497,250
970,000		San Diego Gas & Electric Co	3.950	11/15/41	892,313
630,000		Sempra Energy	6.000	10/15/39	694,541
2,800,000		Southern California Edison Co	4.650	10/01/43	2,767,870
450,000		Tampa Electric Co	4.100	06/15/42	402,980
1,575,000	g	Transportadora de Gas del Peru S.A.	4.250	04/30/28	1,362,375
845,000		Virginia Electric and Power Co	2.950	01/15/22	831,694
1,250,000		Virginia Electric and Power Co	4.650	08/15/43	1,239,576
480,000		Williams Partners LP	3.800	02/15/15	498,229
850,000		Williams Partners LP	4.000	11/15/21	837,388
950,000		Williams Partners LP	3.350	08/15/22	879,550
940,000		Williams Partners LP	6.300	04/15/40	991,131
650,000		Xcel Energy, Inc	4.800	09/15/41	638,019
		TOTAL UTILITIES			92,784,419

		TOTAL CORPORATE BONDS			864,948,437
		(Cost $865,780,837)

GOVERNMENT BONDS - 42.3%

AGENCY SECURITIES - 0.4%
4,831,044		AMAL Ltd	3.465	08/21/21	5,136,482
1,500,000		Amber Circle Funding LTD	3.250	12/04/22	1,375,277
894,580		Cal Dive I- Title XI, Inc	4.930	02/01/27	971,064

16

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$434,688		Totem Ocean Trailer Express, Inc	4.514%	12/18/19	$454,481
2,000,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	1,989,680
		TOTAL AGENCY SECURITIES			9,926,984

FOREIGN GOVERNMENT BONDS - 3.9%
625,000	g	Banco Nacional de Desenvolvimento Economico e Social	3.375	09/26/16	626,875
1,500,000	g	Barbados Government International Bond	7.000	08/04/22	1,413,750
2,625,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	2,526,562
2,050,000		Brazilian Government International Bond	12.500	01/05/16	994,337
170,000		Brazilian Government International Bond	7.125	01/20/37	199,750
1,970,000		Brazilian Government International Bond	5.625	01/07/41	1,965,075
805,000		Chile Government International Bond	3.875	08/05/20	839,212
515,000		Chile Government International Bond	2.250	10/30/22	462,212
875,000		Colombia Government International Bond	4.375	07/12/21	903,437
3,875,000		Colombia Government International Bond	2.625	03/15/23	3,429,375
1,850,000		Colombia Government International Bond	4.000	02/26/24	1,813,000
1,500,000	g	Costa Rica Government International Bond	4.250	01/26/23	1,342,500
2,450,000	g	Croatia Government International Bond	6.250	04/27/17	2,574,509
1,000,000	g	Croatia Government International Bond	6.375	03/24/21	1,032,750
2,300,000	g	Dominican Republic International Bond	5.875	04/18/24	2,133,250
395,000		European Investment Bank	4.875	02/15/36	436,946
3,325,000		Export-Import Bank of Korea	1.250	11/20/15	3,327,454
580,000		Export-Import Bank of Korea	3.750	10/20/16	613,835
1,965,000		Export-Import Bank of Korea	4.375	09/15/21	2,060,124
300,000		Federative Republic of Brazil	6.000	01/17/17	335,550
540,000		Hungary Government International Bond	4.125	02/19/18	534,600
1,000,000	g	Iceland Government International Bond	4.875	06/16/16	1,046,000
1,000,000	g	Indonesia Government International Bond	3.750	04/25/22	900,000
1,010,000		Israel Government International Bond	4.000	06/30/22	1,047,875
1,500,000		Israel Government International Bond	4.500	01/30/43	1,342,500
845,000		Italy Government International Bond	5.375	06/12/17	921,304
355,000		Italy Government International Bond	6.875	09/27/23	426,149
3,000,000	g,i	Kommunalbanken AS.	0.444	02/20/18	2,996,157
1,000,000		Korea Development Bank	1.500	01/22/18	963,818
1,210,000	g	Korea Housing Finance Corp	3.500	12/15/16	1,268,476
1,250,000	g	Korea Housing Finance Corp	1.625	09/15/18	1,177,570
19,270,000		Mexican Bonos	8.000	12/07/23	1,682,876
500,000		Mexico Government International Bond	6.750	09/27/34	592,500
1,000,000		Mexico Government International Bond	6.050	01/11/40	1,093,500
500,000		Mexico Government International Bond	4.750	03/08/44	452,500
1,800,000	g	Morocco Government International Bond	4.250	12/11/22	1,638,360
800,000	g	Namibia International Bonds	5.500	11/03/21	808,000
775,000	g	Nigeria Government International Bond	5.125	07/12/18	786,625
1,500,000		Panama Government International Bond	5.200	01/30/20	1,646,250
100,000		Peruvian Government International Bond	7.125	03/30/19	121,250
450,000		Peruvian Government International Bond	7.350	07/21/25	574,875
1,500,000		Poland Government International Bond	3.875	07/16/15	1,573,200
1,250,000		Poland Government International Bond	6.375	07/15/19	1,458,750
1,833,000		Poland Government International Bond	5.125	04/21/21	1,993,388
1,720,000		Poland Government International Bond	3.000	03/17/23	1,575,520
620,000		Province of Quebec Canada	7.500	09/15/29	839,492
1,390,000	g	Qatar Government International Bond	4.500	01/20/22	1,482,018

17

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$620,000	g	Qatar Government International Bond	6.400%	01/20/40	$722,300
1,500,000	g	Republic of Ghana	7.875	08/07/23	1,455,000
925,000		Republic of Korea	5.750	04/16/14	949,520
1,000,000		Republic of Korea	3.875	09/11/23	1,017,992
860,000	g	Republic of Serbia	7.250	09/28/21	893,325
900,000		Republic of Turkey	6.000	01/14/41	868,725
900,000	g	Romanian Government International Bond	6.750	02/07/22	1,026,180
2,575,000	g	Romanian Government International Bond	4.375	08/22/23	2,462,344
750,000	g	Russian Foreign Bond - Eurobond	3.625	04/29/15	779,250
750,000	g	Russian Foreign Bond - Eurobond	3.250	04/04/17	779,423
800,000	g	Russian Foreign Bond - Eurobond	5.000	04/29/20	856,200
1,070,000	g	Russian Foreign Bond - Eurobond	4.500	04/04/22	1,092,684
240,000		South Africa Government International Bond	6.875	05/27/19	275,700
1,175,000		South Africa Government International Bond	5.500	03/09/20	1,261,656
1,000,000		South Africa Government International Bond	4.665	01/17/24	970,000
1,675,000		South Africa Government International Bond	5.875	09/16/25	1,760,844
500,000		South Africa Government International Bond	6.250	03/08/41	523,750
5,000,000	g	Spain Government International Bond	4.000	03/06/18	5,081,500
2,000,000	g	Sri Lanka Government International Bond	6.250	07/27/21	1,905,000
875,000	g	Sri Lanka Government International Bond	5.875	07/25/22	800,625
1,220,000		Svensk Exportkredit AB	5.125	03/01/17	1,384,773
227,000		United Mexican States	5.875	02/17/14	231,200
1,032,000		United Mexican States	5.125	01/15/20	1,150,164
891,000		Uruguay Government International Bond	4.500	08/14/24	904,365
		TOTAL FOREIGN GOVERNMENT BONDS			89,126,576

MORTGAGE BACKED - 21.7%
307,652	i	Federal Home Loan Mortgage Corp (FHLMC)	2.436	02/01/36	325,933
162,828	i	FHLMC	2.565	07/01/36	172,681
543,281	i	FHLMC	2.303	09/01/36	581,147
316,601	i	FHLMC	2.404	09/01/36	337,299
391,581	i	FHLMC	2.522	09/01/36	414,661
827,527	i	FHLMC	2.714	03/01/37	883,177
474,742	i	FHLMC	6.015	04/01/37	507,817
58,191	i	FHLMC	6.080	05/01/37	61,508
107,965	i	FHLMC	2.500	06/01/37	115,004
433,852	i	FHLMC	2.864	08/01/37	458,965
509,681	i	FHLMC	1.738	09/01/37	532,108
7,669,899	i	FHLMC (Interest Only)	6.378	09/15/41	1,638,262
1,032,992		FHLMC	3.000	08/15/42	881,812
8,786		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.500	01/01/16	8,896
650		FGLMC	7.500	05/01/16	681
665		FGLMC	7.500	06/01/16	697
451,658		FGLMC	4.500	09/01/18	477,461
476,023		FGLMC	4.500	01/01/19	514,887
483,731		FGLMC	4.500	05/01/19	511,310
160,513		FGLMC	4.500	01/01/20	169,691
251,999		FGLMC	5.000	05/01/20	269,144
65,319		FGLMC	4.500	07/01/20	70,577
11,899		FGLMC	7.000	10/01/20	12,980
770,959		FGLMC	4.500	06/01/21	816,573
1,362,963		FGLMC	4.500	06/01/21	1,443,707

18

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$557,489		FGLMC	4.000%	07/01/24	$590,177
180,967		FGLMC	4.500	09/01/24	191,368
464		FGLMC	6.500	10/01/28	513
12,251		FGLMC	6.500	01/01/29	13,590
3,221		FGLMC	6.500	03/01/29	3,589
33,689		FGLMC	6.500	07/01/29	37,266
1,630		FGLMC	8.000	01/01/31	1,885
20,550		FGLMC	6.500	09/01/31	23,267
38,939		FGLMC	8.000	09/01/31	45,328
242,063		FGLMC	7.000	12/01/31	277,644
286,909		FGLMC	6.000	03/01/33	316,530
287,929		FGLMC	4.500	07/01/33	307,118
859,505		FGLMC	5.000	09/01/33	932,387
428,417		FGLMC	5.500	09/01/33	472,018
432,718		FGLMC	5.500	09/01/33	477,059
330,506		FGLMC	5.500	09/01/33	364,214
539,006		FGLMC	5.500	10/01/33	592,911
873,464		FGLMC	5.500	12/01/33	957,416
1,718,080		FGLMC	7.000	12/01/33	1,949,583
452,767		FGLMC	5.000	01/01/34	490,999
485,255		FGLMC	5.000	05/01/34	526,336
341,073		FGLMC	6.000	09/01/34	376,784
1,361,936		FGLMC	5.000	12/01/34	1,474,834
101,502		FGLMC	5.500	12/01/34	110,132
682,307		FGLMC	4.500	04/01/35	727,833
549,384		FGLMC	6.000	05/01/35	598,360
635,907		FGLMC	7.000	05/01/35	697,970
78,230		FGLMC	6.000	07/01/35	85,146
91,768		FGLMC	5.500	08/01/35	99,386
81,884		FGLMC	5.000	10/01/35	88,103
137,270		FGLMC	5.000	02/01/36	148,184
9,408		FGLMC	6.500	05/01/36	10,406
270,445		FGLMC	6.500	10/01/36	307,747
585,896		FGLMC	6.000	08/01/37	643,166
228,863		FGLMC	6.000	09/01/37	251,358
37,840		FGLMC	6.500	11/01/37	41,857
569,373		FGLMC	5.000	04/01/38	614,560
499,128		FGLMC	5.000	07/01/39	537,874
3,884,932		FGLMC	4.500	11/01/40	4,190,683
4,435,921		FGLMC	4.500	12/01/40	4,775,581
6,000,000	h	FGLMC	4.000	11/15/42	6,249,375
1,000,000	h	FGLMC	4.500	11/15/42	1,061,094
28,623		Federal National Mortgage Association (FNMA)	4.753	10/01/13	28,613
5		FNMA	6.500	12/01/13	5
180,501		FNMA	4.854	02/01/14	180,812
3,364,345		FNMA	4.640	11/01/14	3,448,276
6,207		FNMA	6.500	10/01/16	6,472
55,033		FNMA	6.500	11/01/16	57,989
36,349		FNMA	6.500	04/01/17	38,857
107,338		FNMA	5.000	12/01/17	114,195
52,472		FNMA	5.500	04/01/18	55,456
535,314		FNMA	5.500	04/01/18	565,725

19

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$34,865		FNMA	5.500%	05/01/18	$36,723
196,955		FNMA	4.500	10/01/18	209,385
540,970		FNMA	5.000	11/01/18	575,574
29,486		FNMA	6.000	01/01/19	32,194
67,285		FNMA	4.500	05/01/19	71,511
156,594		FNMA	4.500	06/01/19	166,446
114,490		FNMA	5.000	03/01/20	121,737
81,554		FNMA	4.500	11/01/20	86,656
157,198		FNMA	5.000	12/01/20	168,630
184,686		FNMA	5.000	03/01/21	196,481
132,371		FNMA	5.500	08/01/21	143,217
122,180		FNMA	4.500	06/01/23	130,013
156,190		FNMA	5.000	07/01/23	167,576
303,047		FNMA	5.000	07/01/23	325,157
105,947		FNMA	5.000	11/01/23	114,758
98,876		FNMA	5.500	02/01/24	108,461
120,491		FNMA	4.000	05/01/24	127,950
55,351		FNMA	5.500	07/01/24	60,737
1,012		FNMA	8.000	07/01/24	1,176
139,810		FNMA	4.500	08/01/24	148,676
1,235,419		FNMA	4.000	09/01/24	1,310,731
589,364		FNMA	5.000	03/01/25	640,629
1,277,016		FNMA	5.000	10/01/25	1,387,829
869,656		FNMA	3.000	05/01/27	902,780
6,000,000	h	FNMA	2.500	10/25/28	6,033,750
18,000,000	h	FNMA	3.000	10/25/28	18,635,625
11,000,000	h	FNMA	4.000	10/25/28	11,670,313
4,000,000	h	FNMA	4.500	10/25/28	4,248,750
845		FNMA	7.500	01/01/29	973
1,420		FNMA	6.500	04/01/29	1,569
11,598		FNMA	7.500	07/01/29	12,078
576		FNMA	7.500	02/01/31	610
3,598		FNMA	7.500	03/01/31	4,217
2,613		FNMA	7.500	05/01/31	2,857
1,535		FNMA	6.500	09/01/31	1,714
18,448		FNMA	6.500	11/01/31	20,592
51,453		FNMA	6.000	01/01/32	56,244
324,811		FNMA	6.500	07/01/32	363,726
292,764		FNMA	4.500	03/25/33	307,733
46,983		FNMA	6.000	11/01/34	51,380
82,497		FNMA	6.000	12/01/34	90,676
401,781		FNMA	6.000	05/01/35	438,886
10,616		FNMA	7.500	06/01/35	11,627
58,518		FNMA	5.000	11/01/35	63,102
450,935	i	FNMA	2.543	02/01/36	479,474
158,342		FNMA	5.000	02/01/36	168,540
346,428		FNMA	6.500	02/01/36	382,880
303,222	i	FNMA	2.392	07/01/36	325,166
84,339		FNMA	7.000	02/01/37	96,783
187,229		FNMA	6.500	03/01/37	208,916
483,553		FNMA	7.000	04/01/37	561,241
138,004		FNMA	6.500	08/01/37	152,793

20

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$391,090		FNMA	6.000%	09/01/37	$436,502
268,419		FNMA	6.000	09/01/37	294,399
436,403		FNMA	6.500	09/01/37	482,323
1,009,514	i	FNMA	2.478	10/01/37	1,076,576
114,104		FNMA	7.000	11/01/37	123,857
8,050		FNMA	6.500	03/01/38	9,029
205,968	i	FNMA	4.961	10/01/38	221,391
1,536,072		FNMA	5.500	08/01/39	1,679,606
3,459,016		FNMA	4.500	03/01/40	3,716,677
6,194,706		FNMA	4.500	09/01/40	6,619,280
3,320,566		FNMA	4.500	11/01/40	3,555,786
21,813,967		FNMA	4.500	04/01/41	23,322,528
10,872,771		FNMA	3.500	02/01/42	11,089,721
6,157,105		FNMA	3.500	07/01/42	6,276,544
10,512,519		FNMA	3.500	09/01/42	10,722,893
3,859,212		FNMA	3.500	10/01/42	3,932,031
17,922,838		FNMA	3.500	11/01/42	18,281,387
9,785,451		FNMA	3.500	11/01/42	9,975,242
1,006,047		FNMA	3.000	02/01/43	984,583
1,997,685		FNMA	3.000	07/01/43	1,928,297
1,000,000	h	FNMA	2.500	10/25/43	929,062
21,000,000	h	FNMA	3.500	10/25/43	21,377,345
38,000,000	h	FNMA	4.000	10/25/43	39,858,436
30,000,000	h	FNMA	5.000	10/25/43	32,531,250
30,000,000	h	FNMA	5.500	10/25/43	32,700,000
11,000,000	h	FNMA	3.500	11/25/43	11,161,563
51,000,000	h	FNMA	4.000	11/25/43	53,318,904
3,000,000	h	FNMA	4.500	11/25/43	3,195,000
175		Government National Mortgage Association (GNMA)	7.000	01/15/28	200
1,812		GNMA	7.000	02/15/28	1,873
637		GNMA	7.000	06/15/28	662
1,249		GNMA	7.000	06/15/28	1,404
7,259		GNMA	6.500	09/15/28	8,143
3,964		GNMA	6.500	09/15/28	4,445
9,750		GNMA	6.500	11/15/28	10,935
3,290		GNMA	7.500	11/15/28	3,759
594		GNMA	8.500	07/15/30	606
18,296		GNMA	8.500	10/15/30	19,897
12,605		GNMA	8.500	10/20/30	15,147
1,696		GNMA	8.500	12/15/30	1,937
2,520		GNMA	7.000	06/20/31	2,860
2,053		GNMA	6.500	07/15/31	2,301
10,821		GNMA	7.000	07/15/31	12,251
7,336		GNMA	7.000	07/15/31	8,301
9,777		GNMA	7.500	02/15/32	10,085
1,002		GNMA	6.500	03/15/33	1,134
182,260		GNMA	5.500	07/15/33	199,718
645,165		GNMA	5.500	09/15/33	727,397
179,610		GNMA	5.500	02/20/35	199,150
1,131,147		GNMA	5.500	05/20/35	1,254,266
378,379		GNMA	5.500	02/20/36	417,575
64,101		GNMA	6.000	10/20/36	70,675

21

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$67,433		GNMA	6.000%	01/20/37	$74,333
221,703		GNMA	6.000	02/20/37	244,385
76,644		GNMA	5.500	07/15/38	83,862
479,131		GNMA	5.500	07/20/38	526,944
186,690		GNMA	6.000	08/20/38	205,258
212,696		GNMA	6.500	11/20/38	237,356
1,254,731		GNMA	5.000	06/15/39	1,397,099
1,181,446		GNMA	4.500	07/20/39	1,279,591
441,524		GNMA	4.000	08/15/39	466,246
676,240		GNMA	4.000	10/15/40	717,103
17,979,053		GNMA	4.000	01/20/42	19,065,291
25,346,822		GNMA	3.500	03/15/42	26,101,882
6,000,000	h	GNMA	3.000	10/15/43	5,914,687
5,000,000	h	GNMA	3.500	10/15/43	5,139,844
2,000,000	h	GNMA	4.000	10/15/43	2,109,375
14,000,000	h	GNMA	4.500	10/15/43	15,028,125
6,000,000	h	GNMA	6.000	10/15/43	6,618,750
5,000,000	h	GNMA	3.500	10/20/43	5,157,813
8,000,000	h	GNMA	5.000	10/20/43	8,708,750
2,531,502		GNMA	6.500	01/15/44	2,667,594
		TOTAL MORTGAGE BACKED			503,511,472

MUNICIPAL BONDS - 3.6%
445,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	466,809
4,265,000		Denver City & County School District No	3.598	12/15/27	3,826,814
25,000,000		Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	24,888,500
11,000,000		New York State Urban Development Corp	1.350	03/15/18	10,838,630
4,420,000		State of Georgia	4.520	10/01/28	4,561,794
7,985,000		State of Illinois	4.875	07/01/16	8,449,807
3,000,000		State of Illinois	4.833	02/01/17	3,173,790
12,000,000		State of Illinois	4.350	06/01/18	12,410,520
1,845,000		State of Illinois	4.700	01/01/21	1,814,133
2,560,000		State of Illinois	3.860	04/01/21	2,369,305
3,030,000		State of Illinois	4.110	04/01/22	2,771,208
2,195,000		State of Illinois	4.310	04/01/23	2,065,144
3,470,000		State of Illinois	4.760	04/01/26	3,108,946
1,765,000		State Public School Building Authority	5.000	09/15/27	1,818,497
1,000,000		University of Massachusetts Building Authority	0.430	11/01/14	997,750
		TOTAL MUNICIPAL BONDS			83,561,647

U.S. TREASURY SECURITIES - 12.7%
76,000		United States Treasury Bond	4.500	02/15/36	87,827
15,970,000		United States Treasury Bond	2.875	05/15/43	13,554,538
27,500,000		United States Treasury Bond	3.625	08/15/43	27,182,045
530,000		United States Treasury Note	0.250	02/28/15	530,352
2,116,000		United States Treasury Note	0.250	05/31/15	2,115,587
1,500,000		United States Treasury Note	0.375	08/31/15	1,501,758
6,127,000	l	United States Treasury Note	0.375	11/15/15	6,127,478
1,550,000		United States Treasury Note	0.375	03/15/16	1,547,094
86,295,000		United States Treasury Note	0.500	06/15/16	86,214,055
16,380,000		United States Treasury Note	0.875	09/15/16	16,500,295
5,440,000		United States Treasury Note	0.875	01/31/18	5,368,600

22

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$73,758,700		United States Treasury Note	1.500%	08/31/18	$74,248,532
25,000,000		United States Treasury Note	1.375	09/30/18	24,982,425
44,000		United States Treasury Note	2.625	11/15/20	45,760
34,170,000		United States Treasury Note	2.500	08/15/23	33,822,969
		TOTAL U.S. TREASURY SECURITIES			293,829,315

		TOTAL GOVERNMENT BONDS			979,955,994
		(Cost $974,971,779)

STRUCTURED ASSETS - 17.9%

ASSET BACKED - 10.0%
2,475,000	g	Ally Master Owner Trust	4.590	04/15/17	2,582,368
		Series - 2010 2 (Class B)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	1
		Series - 2006 WMC1 (Class N1)
1,200,000	g	Avis Budget Rental Car Funding AESOP LLC	5.110	03/20/17	1,291,468
		Series - 2010 5A (Class B)
9,300,000	g	Avis Budget Rental Car Funding AESOP LLC	4.740	11/20/17	9,963,406
		Series - 2011 3A (Class B)
1,000,000	g	Avis Budget Rental Car Funding AESOP LLC	4.720	02/20/18	1,072,689
		Series - 2011 5A (Class B)
9,800,000	g	Avis Budget Rental Car Funding AESOP LLC	3.040	03/20/19	9,867,150
		Series - 2012 3A (Class B)
436,795	i	Bear Stearns Asset Backed Securities Trust	0.919	11/25/39	426,606
		Series - 2005 SD3 (Class 2A1)
11,801,719	g,m	Capital Automotive REIT	4.700	07/15/42	11,690,193
		Series - 2012 1A (Class A)
328,632	i	CIT Group Home Equity Loan Trust	6.200	02/25/30	327,637
		Series - 2002 1 (Class AF6)
17,368,750	g	CKE Restaurant Holdings, Inc	4.474	03/20/43	17,315,758
		Series - 2013 1A (Class A2)
252,753	g,i	Credit-Based Asset Servicing and Securitization LLC	6.159	12/25/36	255,586
		Series - 2007 MX1 (Class A1)
6,410,000	g,i	DB/UBS Mortgage Trust	5.729	11/10/46	6,871,796
		Series - 2011 LC1A (Class C)
28,073,800	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	30,147,584
		Series - 2012 1A (Class A2)
597,928	g,i	Flagstar Home Equity Loan Trust	5.781	01/25/35	597,174
		Series - 2007 1A (Class AF3)
11,440,000		Ford Credit Auto Owner Trust	2.930	10/15/18	11,720,657
		Series - 2012 B (Class D)
7,800,000		Ford Credit Auto Owner Trust	2.430	01/15/19	7,910,744
		Series - 2012 C (Class D)
9,000,000		Ford Credit Auto Owner Trust	1.860	08/15/19	8,888,418
		Series - 2013 A (Class D)
5,900,000	g	Hertz Vehicle Financing LLC	4.170	03/25/16	6,073,743
		Series - 2011 1A (Class B1)
9,285,000	g	Hertz Vehicle Financing LLC	5.930	03/25/16	9,768,266
		Series - 0 2A (Class B2)
5,000,000	g	Hertz Vehicle Financing LLC	1.860	08/25/17	4,956,210
		Series - 2013 1A (Class B1)

23

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,000,000	g	Hertz Vehicle Financing LLC	4.960%	03/25/18	$2,144,344
		Series - 2011 1A (Class B2)
15,000,000	g	Hertz Vehicle Financing LLC	2.480	08/25/19	14,635,650
		Series - 2013 1A (Class B2)
1,364,112	i	Lehman XS Trust	0.429	02/25/36	1,209,272
		Series - 2006 1 (Class 1A1)
2,901,194		Lehman XS Trust	6.500	06/25/46	2,178,249
		Series - 2006 13 (Class 2A1)
168,302	i	Long Beach Mortgage Loan Trust	0.929	02/25/35	167,261
		Series - 2005 1 (Class M1)
1,000,000	g,i	Longpoint Re Ltd	4.005	05/18/16	1,017,500
		Series - 2013 144A (Class )
327,363	i	Park Place Securities, Inc	1.124	09/25/34	326,042
		Series - 2004 WHQ1 (Class M1)
2,080,286	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	0.699	01/25/36	2,066,249
		Series - 2005 WCH1 (Class M2)
1,000,000	g	Rental Car Finance Corp	4.380	02/25/16	1,027,733
		Series - 2011 1A (Class B1)
71,465	i	Residential Asset Securities Corp	6.489	10/25/30	71,539
		Series - 2001 KS2 (Class AI6)
249,920	i	Residential Asset Securities Corp	0.609	04/25/35	247,501
		Series - 2005 KS3 (Class M3)
978,754		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	1,004,001
		Series - 2006 HI5 (Class A3)
458,999		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	465,442
		Series - 2006 HI3 (Class A3)
185,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	183,260
		Series - 2006 HI1 (Class M2)
3,000,000	g,i	Sanders Re Ltd	4.005	05/05/17	2,992,500
		Series - 2013 144A (Class )
19,750,000		Santander Drive Auto Receivables Trust	3.870	02/15/18	20,365,785
		Series - 2012 2 (Class D)
1,000,000		Santander Drive Auto Receivables Trust	2.270	01/15/19	977,469
		Series - 2013 1 (Class D)
604,457	i	Securitized Asset Backed Receivables LLC	0.479	10/25/35	589,134
		Series - 2006 OP1 (Class A2C)
1,401,363	g	Sierra Receivables Funding Co LLC	3.350	04/20/26	1,425,860
		Series - 2011 1A (Class A)
1,063,872	g	Sierra Receivables Funding Co LLC	4.250	05/20/28	1,093,407
		Series - 2011 2A (Class B)
1,989,833	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	2,015,326
		Series - 2012 2A (Class B)
13,505,254	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	13,466,427
		Series - 2013 1A (Class A)
3,269,693	g	Sierra Receivables Funding Co LLC	2.390	11/20/29	3,266,842
		Series - 2013 1A (Class B)
4,715,000	g	SLM Student Loan Trust	4.370	04/17/28	5,020,961
		Series - 2011 A (Class A2)
1,480,000	g	SLM Student Loan Trust	3.740	02/15/29	1,552,952
		Series - 2011 B (Class A2)
5,213,000	g	SLM Student Loan Trust	4.540	10/17/44	5,690,370
		Series - 2011 C (Class A2B)

24

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$4,233,000	g	SLM Student Loan Trust	3.830%	01/17/45	$4,419,815
		Series - 2012 A (Class A2)
600,268	i	Soundview Home Equity Loan Trust	0.479	11/25/35	591,400
		Series - 2005 OPT3 (Class A4)
174,942	i	Structured Asset Investment Loan Trust	0.779	05/25/35	174,129
		Series - 2005 4 (Class M1)
113,914	i	Structured Asset Investment Loan Trust	0.459	12/25/35	113,665
		Series - 2005 10 (Class A5)
3,116,714	g,i	Structured Asset Securities Corp Mortgage Loan Trust	0.399	10/25/36	3,004,920
		Series - 2006 GEL4 (Class A2)
5,800,000	g,i	Vitality Re IV Ltd	2.760	01/09/17	5,901,500
		Series - 2013 IV B (Class )
260,408	g,i	Wachovia Loan Trust	0.539	05/25/35	241,572
		Series - 2005 SD1 (Class A)
268,410	i	Wells Fargo Home Equity Trust	0.319	07/25/36	265,567
		Series - 2006 2 (Class A3)
		TOTAL ASSET BACKED			241,641,098

OTHER MORTGAGE BACKED - 7.9%
5,908,583	g	7 WTC Depositor LLC Trust	4.082	03/13/31	6,165,666
		Series - 2012 7WTC (Class A)
1,725,000		Banc of America Commercial Mortgage Trust	5.390	10/10/45	1,831,710
		Series - 2006 6 (Class AM)
5,025,000	i	Bear Stearns Commercial Mortgage Securities Trust	5.568	10/12/41	5,493,139
		Series - 2006 T24 (Class AM)
12,495,000		Bear Stearns Commercial Mortgage Securities Trust	5.363	02/11/44	12,678,339
		Series - 2007 PW15 (Class AM)
23,059	g,i	Citigroup Commercial Mortgage Trust	0.322	04/15/22	22,917
		Series - 2007 FL3A (Class A2)
572,646		Countrywide Alternative Loan Trust	5.500	08/25/16	581,886
		Series - 2004 30CB (Class 1A15)
489,644		Countrywide Home Loan Mortgage Pass Through Trust	5.250	02/25/16	487,944
		Series - 2005 6 (Class 1A10)
67,948		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	67,469
		Series - 2005 12 (Class 1A5)
7,100,000		Credit Suisse First Boston Mortgage Securities Corp	4.771	07/15/37	7,386,826
		Series - 2005 C3 (Class AJ)
3,670,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	3,764,671
		Series - 2005 C5 (Class C)
402,667	g,i	Credit Suisse Mortgage Capital Certificates	0.362	04/15/22	397,112
		Series - 2007 TF2A (Class A1)
1,600,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	1,771,290
		Series - 2006 OMA (Class D)
29,705,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	31,735,069
		Series - 2006 C4 (Class AM)
820,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	867,984
		Series - 2009 RR1 (Class A3C)
684,706	i	Impac CMB Trust	0.839	02/25/36	602,691
		Series - 2004 11 (Class 2A1)
13,475,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.140	02/15/51	13,999,676
		Series - 2007 C1 (Class AM)

25

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$765,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911%	07/15/42	$764,956
		Series - 2005 LDP2 (Class C)
3,263,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.196	02/15/51	2,939,062
		Series - 2007 LD12 (Class AJ)
2,055,000		LB-UBS Commercial Mortgage Trust	5.378	11/15/38	2,207,997
		Series - 2006 C7 (Class AM)
25,243,000	i	LB-UBS Commercial Mortgage Trust	5.493	02/15/40	26,060,444
		Series - 2007 C2 (Class AM)
4,845,000	i	LB-UBS Commercial Mortgage Trust	5.057	09/15/40	5,087,550
		Series - 2005 C5 (Class AJ)
571,063	i	Merrill Lynch Mortgage Trust	5.107	07/12/38	605,607
		Series - 2005 CIP1 (Class AM)
580,000	i	Merrill Lynch Mortgage Trust	6.452	02/12/51	624,593
		Series - 0 C1 (Class AJA)
1,821,000	i	Morgan Stanley Capital I	5.832	07/12/44	1,923,278
		Series - 2006 HQ9 (Class B)
3,206,000	i	Morgan Stanley Capital I	5.842	07/12/44	3,261,387
		Series - 2006 HQ9 (Class C)
415,000	i	Morgan Stanley Capital I	5.544	11/12/49	452,534
		Series - 2007 T25 (Class AM)
940,062		Residential Accredit Loans, Inc	4.350	03/25/34	958,122
		Series - 2004 QS4 (Class A1)
2,497,627	i	Residential Accredit Loans, Inc	0.369	05/25/46	1,821,479
		Series - 2006 QO5 (Class 2A1)
1,552,672	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	1,580,714
		Series - 2012 1A (Class A)
734,622	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	744,235
		Series - 0 2A (Class A)
22,655,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	24,118,332
		Series - 2007 C30 (Class AM)
14,500,000	i	Wachovia Bank Commercial Mortgage Trust	6.166	05/15/46	14,564,192
		Series - 2007 C34 (Class AJ)
795,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	884,321
		Series - 2007 C31 (Class A5)
1,465,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	1,573,476
		Series - 2007 C31 (Class AM)
5,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	4,787,625
		Series - 2007 C31 (Class AJ)
		TOTAL OTHER MORTGAGE BACKED			182,814,293

		TOTAL STRUCTURED ASSETS			424,455,391
		(Cost $425,018,774)

		TOTAL BONDS			2,269,359,822
		(Cost $2,265,771,390)

SHORT-TERM INVESTMENTS - 13.6%

GOVERNMENT AGENCY DEBT - 2.8%
3,000,000		Federal Home Loan Bank (FHLB)	0.055	02/26/14	2,999,631
30,000,000		FHLB	0.025	12/20/13	29,998,680
25,400,000	d	Federal National Mortgage Association (FNMA)	0.030	10/07/13	25,399,873
26

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$7,600,000	d	FNMA	0.050%	10/16/13	$7,599,842
		TOTAL GOVERNMENT AGENCY DEBT			65,998,026

TREASURY DEBT - 10.8%
9,800,000	d	United States Treasury Bill	0.020	10/03/13	9,799,989
2,400,000	d	United States Treasury Bill	0.040	10/10/13	2,399,976
5,500,000	d	United States Treasury Bill	0.081	10/17/13	5,499,802
7,000,000	d	United States Treasury Bill	0.035-0.046	10/31/13	6,999,787
5,000,000	d	United States Treasury Bill	0.060	11/07/13	4,999,692
8,500,000	d	United States Treasury Bill	0.070	11/14/13	8,499,273
16,500,000	d	United States Treasury Bill	0.071	12/05/13	16,499,851
38,000,000	d	United States Treasury Bill	0.040	12/19/13	37,998,746
8,500,000	d	United States Treasury Bill	0.056	02/27/14	8,499,651
23,000,000	d	United States Treasury Bill	0.070	05/01/14	22,994,250
16,000,000	d	United States Treasury Bill	0.101-0.108	07/24/14	15,991,776
98,000,000	d	United States Treasury Bill	0.106	08/21/14	97,933,850
12,200,000		United States Treasury Note	1.250	04/15/14	12,276,726
		TOTAL TREASURY DEBT			250,393,369

		TOTAL SHORT-TERM INVESTMENTS			316,391,395
		(Cost $316,350,504)

		TOTAL INVESTMENTS - 111.8%			2,592,138,821
		(Cost $2,588,521,930)
		OTHER ASSETS & LIABILITIES, NET - (11.8)%			(274,428,537)
		NET ASSETS - 100.0%			$2,317,710,284

Abbreviation(s):
REIT	Real Estate Investment Trust

d	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration to qualified institutional buyers. At 9/30/2013, the aggregate value of these securities was $439,872,565 or 19.0% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap agreements.
m	Indicates a security that has been deemed illiquid.

27

TIAA-CREF FUNDS - Bond Index Fund

TIAA-CREF FUNDS

BOND INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2013

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
BONDS - 99.4%

CORPORATE BONDS - 23.6%

AUTOMOBILES & COMPONENTS - 0.1%
$50,000	BorgWarner, Inc	4.625%	09/15/20	$52,820
500,000	Ford Motor Co	7.450	07/16/31	610,197
650,000	Ford Motor Co	4.750	01/15/43	580,108
200,000	Harsco Corp	5.750	05/15/18	212,966
400,000	Honeywell International, Inc	5.400	03/15/16	442,449
300,000	Honeywell International, Inc	5.300	03/01/18	343,374
400,000	Honeywell International, Inc	5.000	02/15/19	457,708
282,000	Honeywell International, Inc	5.700	03/15/37	324,356
210,000	Johnson Controls, Inc	5.500	01/15/16	229,657
150,000	Johnson Controls, Inc	2.600	12/01/16	155,291
160,000	Johnson Controls, Inc	4.250	03/01/21	166,843
270,000	Johnson Controls, Inc	6.000	01/15/36	291,854
	TOTAL AUTOMOBILES & COMPONENTS			3,867,623

BANKS - 2.6%
100,000	Allied World Assurance Co Ltd	7.500	08/01/16	116,173
1,800,000	Asian Development Bank	0.875	06/10/14	1,807,740
1,750,000	Asian Development Bank	2.500	03/15/16	1,832,075
2,000,000	Asian Development Bank	1.125	03/15/17	2,009,600
75,000	Asian Development Bank	5.820	06/16/28	92,067
200,000	Australia & New Zealand Banking Group Ltd	0.900	02/12/16	199,842
500,000	Australia & New Zealand Banking Group Ltd	1.450	05/15/18	486,207
500,000	Banco do Brasil S.A.	3.875	01/23/17	507,500
200,000	Banco do Brasil S.A.	3.875	10/10/22	173,000
100,000	Bancolombia S.A.	4.250	01/12/16	103,250
200,000	Bancolombia S.A.	5.950	06/03/21	203,000
500,000	Bank of America Corp	5.420	03/15/17	548,666
500,000	Bank of Montreal	1.300	07/15/16	502,268
400,000	Bank of Montreal	1.450	04/09/18	390,890
300,000	Bank of Montreal	2.375	01/25/19	300,085
500,000	Bank of New York Mellon Corp	0.700	03/04/16	495,537
200,000	Bank of Nova Scotia	0.750	10/09/15	199,981
750,000	Bank of Nova Scotia	1.375	07/15/16	755,144
350,000	Bank of Nova Scotia	1.450	04/25/18	341,952
500,000	Barclays Bank plc	5.140	10/14/20	522,244
500,000	BB&T Corp	5.200	12/23/15	542,283
100,000	BB&T Corp	3.200	03/15/16	104,793
200,000	BB&T Corp	2.150	03/22/17	203,264
70,000	BB&T Corp	4.900	06/30/17	76,831
150,000	BB&T Corp	1.600	08/15/17	148,941
300,000	BB&T Corp	1.450	01/12/18	292,912
200,000	BB&T Corp	2.050	06/19/18	199,198
28

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$400,000		BB&T Corp	6.850%	04/30/19	$488,625
200,000		BB&T Corp	3.950	03/22/22	199,325
150,000		BBVA US Senior SAU	3.250	05/16/14	151,656
500,000		BBVA US Senior SAU	4.664	10/09/15	520,600
460,000		BHP Billiton Finance Ltd	5.400	03/29/17	518,787
400,000		BHP Billiton Finance USA Ltd	5.500	04/01/14	410,445
300,000		BHP Billiton Finance USA Ltd	1.000	02/24/15	302,267
500,000		BHP Billiton Finance USA Ltd	1.625	02/24/17	503,055
300,000		BHP Billiton Finance USA Ltd	2.050	09/30/18	300,430
450,000		BHP Billiton Finance USA Ltd	6.500	04/01/19	537,799
100,000		BHP Billiton Finance USA Ltd	3.250	11/21/21	99,240
800,000		BHP Billiton Finance USA Ltd	2.875	02/24/22	764,614
375,000		BHP Billiton Finance USA Ltd	3.850	09/30/23	377,875
200,000		BHP Billiton Finance USA Ltd	4.125	02/24/42	179,985
1,000,000		BNP Paribas S.A.	2.700	08/20/18	1,011,437
300,000		BPCE S.A.	1.700	04/25/16	301,020
200,000		Branch Banking & Trust Co	1.450	10/03/16	201,183
400,000		Canadian Imperial Bank of Commerce	1.350	07/18/16	403,249
972,000		Capital One Bank USA NA	3.375	02/15/23	909,158
250,000		Capital One NA	1.500	03/22/18	242,697
350,000		Citigroup, Inc	2.650	03/02/15	357,864
1,750,000		Citigroup, Inc	3.953	06/15/16	1,862,957
200,000		Citigroup, Inc	4.450	01/10/17	216,554
11,000		Citigroup, Inc	6.000	08/15/17	12,572
915,000		Citigroup, Inc	6.125	11/21/17	1,052,231
407,000		Citigroup, Inc	6.125	05/15/18	470,755
300,000		Citigroup, Inc	2.500	09/26/18	298,334
2,810,000		Citigroup, Inc	5.375	08/09/20	3,143,331
2,700,000		Citigroup, Inc	4.500	01/14/22	2,829,686
400,000		Citigroup, Inc	5.500	09/13/25	411,381
344,000		Citigroup, Inc	6.875	03/05/38	425,260
225,000		Citigroup, Inc	6.675	09/13/43	242,301
250,000		Comerica Bank	5.750	11/21/16	282,612
50,000		Comerica Bank	5.200	08/22/17	55,676
600,000		Commonwealth Bank of Australia	2.500	09/20/18	607,320
400,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375	01/19/17	425,614
275,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	1.700	03/19/18	271,500
1,000,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	1,001,219
375,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	359,799
200,000		Corpbanca S.A.	3.125	01/15/18	182,369
700,000		Deutsche Bank AG	3.875	08/18/14	719,591
900,000		Deutsche Bank AG	3.450	03/30/15	935,989
1,350,000		Deutsche Bank AG	3.250	01/11/16	1,416,379
500,000	i	Deutsche Bank AG	4.296	05/24/28	451,579
400,000		Discover Bank	2.000	02/21/18	391,095
215,000		Discover Bank	7.000	04/15/20	253,283
100,000		Discover Bank	4.200	08/08/23	99,698
450,000		Fifth Third Bancorp	3.625	01/25/16	474,754
200,000		Fifth Third Bancorp	3.500	03/15/22	197,586
140,000		Fifth Third Bancorp	8.250	03/01/38	181,129
250,000		Fifth Third Bank	4.750	02/01/15	262,078
500,000		Fifth Third Bank	1.450	02/28/18	485,980
29

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$100,000		First Horizon National Corp	5.375%	12/15/15	$108,070
200,000		First Niagara Financial Group, Inc	7.250	12/15/21	232,620
100,000		FirstMerit Corp	4.350	02/04/23	98,732
400,000	g	HSBC Bank plc	1.500	05/15/18	388,807
750,000		HSBC Bank USA NA	4.875	08/24/20	808,009
266,000		HSBC Bank USA NA	5.875	11/01/34	286,254
33,000		HSBC Bank USA NA	7.000	01/15/39	39,601
150,000		HSBC Holdings plc	4.875	01/14/22	161,829
1,925,000		HSBC Holdings plc	6.500	09/15/37	2,181,739
550,000		HSBC Holdings plc	6.100	01/14/42	651,150
700,000		HSBC USA, Inc	2.375	02/13/15	715,712
1,000,000		HSBC USA, Inc	1.625	01/16/18	980,229
750,000		HSBC USA, Inc	2.625	09/24/18	759,994
200,000		Huntington Bancshares, Inc	2.600	08/02/18	200,090
250,000		Huntington National Bank	1.350	08/02/16	249,834
750,000		Inter-American Development Bank	1.375	07/15/20	704,799
300,000		Intesa Sanpaolo S.p.A	3.125	01/15/16	299,565
625,000		Intesa Sanpaolo S.p.A	3.875	01/16/18	614,441
1,475,000		JPMorgan Chase & Co	2.050	01/24/14	1,482,834
634,000		JPMorgan Chase & Co	5.125	09/15/14	660,053
225,000		JPMorgan Chase & Co	3.700	01/20/15	233,032
800,000		JPMorgan Chase & Co	1.875	03/20/15	812,554
1,610,000		JPMorgan Chase & Co	3.400	06/24/15	1,677,465
700,000		JPMorgan Chase & Co	5.150	10/01/15	753,255
1,000,000		JPMorgan Chase & Co	1.125	02/26/16	998,846
1,250,000		JPMorgan Chase & Co	3.450	03/01/16	1,316,211
300,000		JPMorgan Chase & Co	3.150	07/05/16	314,772
335,000		JPMorgan Chase & Co	6.000	01/15/18	384,687
400,000		JPMorgan Chase & Co	1.800	01/25/18	394,430
500,000		JPMorgan Chase & Co	1.625	05/15/18	484,232
180,000		JPMorgan Chase & Co	4.950	03/25/20	196,894
700,000		JPMorgan Chase & Co	4.400	07/22/20	740,977
1,820,000		JPMorgan Chase & Co	4.250	10/15/20	1,908,223
750,000		JPMorgan Chase & Co	4.625	05/10/21	799,310
1,950,000		JPMorgan Chase & Co	4.350	08/15/21	2,019,948
1,000,000		JPMorgan Chase & Co	4.500	01/24/22	1,043,102
2,150,000		JPMorgan Chase & Co	3.250	09/23/22	2,028,295
600,000		JPMorgan Chase & Co	3.200	01/25/23	561,311
958,000		JPMorgan Chase & Co	5.500	10/15/40	1,019,425
1,000,000		JPMorgan Chase & Co	5.625	08/16/43	993,224
50,000		KeyBank NA	5.800	07/01/14	51,876
500,000		KeyBank NA	1.650	02/01/18	490,945
600,000		KeyCorp	3.750	08/13/15	630,405
150,000		KeyCorp	5.100	03/24/21	165,175
200,000		Manufacturers & Traders Trust Co	1.450	03/07/18	195,613
280,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	287,280
250,000		National Australia Bank	2.000	03/09/15	255,043
250,000		National Australia Bank	2.750	03/09/17	259,484
250,000		National Australia Bank Ltd	1.600	08/07/15	254,002
400,000		National Australia Bank Ltd	0.900	01/20/16	399,511
300,000		National Australia Bank Ltd	1.300	07/25/16	301,374
300,000		National Australia Bank Ltd	2.300	07/25/18	302,458
30

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$400,000		National Australia Bank Ltd	3.000%	01/20/23	$374,903
250,000		National Bank of Canada	1.500	06/26/15	253,413
500,000		National Bank of Canada	1.450	11/07/17	490,988
500,000		Nordic Investment Bank	2.250	03/15/16	520,500
1,500,000		Nordic Investment Bank	0.750	01/17/18	1,465,737
350,000		Northern Trust Corp	2.375	08/02/22	327,489
100,000		People’s United Financial, Inc	3.650	12/06/22	95,277
200,000		PNC Bank NA	0.800	01/28/16	199,295
300,000		PNC Bank NA	1.300	10/03/16	301,080
750,000		PNC Bank NA	2.700	11/01/22	683,504
500,000		PNC Bank NA	2.950	01/30/23	462,880
150,000	i	PNC Financial Services Group, Inc	2.854	11/09/22	138,649
580,000		PNC Funding Corp	5.400	06/10/14	599,489
700,000		PNC Funding Corp	2.700	09/19/16	727,518
645,000		PNC Funding Corp	5.125	02/08/20	717,458
50,000		PNC Funding Corp	4.375	08/11/20	53,693
400,000		PNC Funding Corp	3.300	03/08/22	390,843
71,000		Regions Financial Corp	7.750	11/10/14	76,250
350,000		Regions Financial Corp	2.000	05/15/18	339,730
500,000		Royal Bank of Canada	0.800	10/30/15	500,466
750,000		Royal Bank of Canada	1.125	07/22/16	750,821
700,000		Royal Bank of Canada	1.450	09/09/16	706,771
500,000		Royal Bank of Canada	1.200	09/19/17	494,069
300,000		Royal Bank of Canada	1.500	01/16/18	295,329
500,000		Royal Bank of Canada	2.200	07/27/18	501,597
500,000		Royal Bank of Canada	2.000	10/01/18	500,631
1,250,000		Royal Bank of Scotland Group plc	2.550	09/18/15	1,276,825
250,000		Royal Bank of Scotland Group plc	6.400	10/21/19	285,708
750,000		Royal Bank of Scotland plc	6.125	01/11/21	845,759
150,000		Santander Holdings USA, Inc	3.000	09/24/15	154,348
200,000		Santander Holdings USA, Inc	3.450	08/27/18	204,256
400,000		Societe Generale S.A.	2.625	10/01/18	400,845
250,000		Sovereign Bank	8.750	05/30/18	298,356
300,000		Sumitomo Mitsui Banking Corp	0.900	01/18/16	299,024
250,000		Sumitomo Mitsui Banking Corp	1.800	07/18/17	249,637
300,000		Sumitomo Mitsui Banking Corp	1.500	01/18/18	292,531
250,000		Sumitomo Mitsui Banking Corp	3.200	07/18/22	239,462
300,000		Sumitomo Mitsui Banking Corp	3.000	01/18/23	282,086
100,000		SunTrust Banks, Inc	3.600	04/15/16	105,573
150,000		SunTrust Banks, Inc	3.500	01/20/17	158,621
100,000		SunTrust Banks, Inc	6.000	09/11/17	114,507
300,000		SunTrust Banks, Inc	7.250	03/15/18	358,124
50,000		SVB Financial Group	5.375	09/15/20	55,028
200,000		Svenska Handelsbanken AB	3.125	07/12/16	209,613
300,000		Svenska Handelsbanken AB	2.875	04/04/17	312,254
500,000		Svenska Handelsbanken AB	1.625	03/21/18	490,561
300,000		Svenska Handelsbanken AB	2.500	01/25/19	301,199
300,000		Toronto-Dominion Bank	2.500	07/14/16	311,771
300,000		Toronto-Dominion Bank	1.500	09/09/16	303,856
650,000		Toronto-Dominion Bank	2.375	10/19/16	672,292
400,000		Toronto-Dominion Bank	1.400	04/30/18	390,249
300,000		Toronto-Dominion Bank	2.625	09/10/18	306,926
31

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$250,000		Union Bank NA	1.500%	09/26/16	$251,305
250,000		Union Bank NA	2.625	09/26/18	252,416
315,000		Union Bank of California NA	5.950	05/11/16	350,050
60,000		UnionBanCal Corp	5.250	12/16/13	60,591
225,000		UnionBanCal Corp	3.500	06/18/22	219,745
300,000		US Bancorp	2.200	11/15/16	309,048
940,000		US Bancorp	1.650	05/15/17	945,492
325,000		US Bancorp	3.000	03/15/22	316,984
200,000		US Bancorp	2.950	07/15/22	188,153
250,000	i	US Bank NA	3.778	04/29/20	260,588
692,000		Wachovia Bank NA	4.800	11/01/14	723,292
1,110,000		Wachovia Bank NA	5.850	02/01/37	1,238,668
2,600,000		Wells Fargo & Co	1.250	02/13/15	2,621,645
1,000,000		Wells Fargo & Co	1.500	07/01/15	1,012,541
650,000	i	Wells Fargo & Co	3.676	06/15/16	692,747
300,000		Wells Fargo & Co	5.125	09/15/16	331,505
1,250,000		Wells Fargo & Co	2.100	05/08/17	1,276,179
1,400,000		Wells Fargo & Co	1.500	01/16/18	1,377,632
1,200,000		Wells Fargo & Co	4.600	04/01/21	1,303,060
2,500,000		Wells Fargo & Co	3.500	03/08/22	2,502,270
700,000		Wells Fargo & Co	3.450	02/13/23	655,174
500,000		Wells Fargo & Co	4.125	08/15/23	489,569
264,000		Wells Fargo & Co	5.375	02/07/35	282,214
20,000		Western Union Co	5.930	10/01/16	22,271
500,000		Western Union Co	2.875	12/10/17	510,807
100,000		Western Union Co	3.650	08/22/18	103,763
400,000		Western Union Co	5.253	04/01/20	424,489
1,455,000		Westpac Banking Corp	3.000	08/04/15	1,517,446
500,000		Westpac Banking Corp	1.125	09/25/15	503,629
150,000		Westpac Banking Corp	3.000	12/09/15	156,978
400,000		Westpac Banking Corp	2.000	08/14/17	404,922
750,000		Westpac Banking Corp	1.600	01/12/18	739,288
75,000		Westpac Banking Corp	4.875	11/19/19	83,931
		TOTAL BANKS			118,871,270

CAPITAL GOODS - 0.7%
250,000		Agilent Technologies, Inc	6.500	11/01/17	292,346
100,000		Agilent Technologies, Inc	5.000	07/15/20	107,685
100,000		Agilent Technologies, Inc	3.200	10/01/22	92,806
400,000		Agilent Technologies, Inc	3.875	07/15/23	388,462
200,000		Applied Materials, Inc	4.300	06/15/21	209,371
100,000		Applied Materials, Inc	5.850	06/15/41	104,182
200,000		Arrow Electronics, Inc	3.000	03/01/18	201,732
200,000		Arrow Electronics, Inc	5.125	03/01/21	207,575
225,000		Avnet, Inc	6.625	09/15/16	254,498
300,000		Avnet, Inc	4.875	12/01/22	302,359
100,000		Cameron International Corp	6.375	07/15/18	117,661
150,000		Cameron International Corp	3.600	04/30/22	150,568
100,000		Cameron International Corp	5.950	06/01/41	111,849
100,000		Carlisle Cos, Inc	5.125	12/15/20	105,580
100,000		Carlisle Cos, Inc	3.750	11/15/22	96,270
250,000		Caterpillar Financial Services Corp	2.050	08/01/16	257,131

32

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$300,000		Caterpillar Financial Services Corp	1.750%	03/24/17	$300,651
500,000		Caterpillar Financial Services Corp	1.625	06/01/17	501,333
500,000		Caterpillar Financial Services Corp	5.850	09/01/17	576,759
500,000		Caterpillar Financial Services Corp	1.250	11/06/17	490,759
200,000		Caterpillar Financial Services Corp	5.450	04/15/18	229,858
200,000		Caterpillar Financial Services Corp	2.450	09/06/18	203,637
1,361,000		Caterpillar Financial Services Corp	7.150	02/15/19	1,676,200
50,000		Caterpillar, Inc	5.700	08/15/16	56,436
150,000		Caterpillar, Inc	1.500	06/26/17	149,190
200,000		Caterpillar, Inc	3.900	05/27/21	209,189
200,000		Caterpillar, Inc	2.600	06/26/22	187,457
438,000		Caterpillar, Inc	3.803	08/15/42	374,902
175,000		CC Holdings GS V LLC	3.849	04/15/23	157,803
75,000		CRH America, Inc	5.300	10/15/13	75,113
150,000		CRH America, Inc	4.125	01/15/16	157,682
350,000		CRH America, Inc	6.000	09/30/16	393,785
300,000		CRH America, Inc	5.750	01/15/21	331,129
200,000		Cummins, Inc	3.650	10/01/23	201,355
200,000		Cummins, Inc	4.875	10/01/43	203,240
450,000		Danaher Corp	5.625	01/15/18	518,636
200,000		Danaher Corp	3.900	06/23/21	212,557
150,000		Deere & Co	2.600	06/08/22	141,505
218,000		Deere & Co	5.375	10/16/29	244,356
350,000		Deere & Co	3.900	06/09/42	309,547
200,000		Dover Corp	4.875	10/15/15	216,300
150,000		Dover Corp	5.450	03/15/18	171,517
100,000		Dover Corp	5.375	03/01/41	109,978
200,000		Eaton Corp	5.600	05/15/18	228,185
300,000		Emerson Electric Co	5.250	10/15/18	341,993
400,000		Emerson Electric Co	4.875	10/15/19	454,342
350,000		Emerson Electric Co	2.625	02/15/23	331,980
100,000		Energizer Holdings, Inc	4.700	05/19/21	102,788
100,000		Energizer Holdings, Inc	4.700	05/24/22	101,362
150,000		Flowserve Corp	3.500	09/15/22	141,617
100,000		FMC Technologies, Inc	2.000	10/01/17	98,900
100,000		FMC Technologies, Inc	3.450	10/01/22	95,899
300,000		General Dynamics Corp	2.250	07/15/16	310,486
600,000		General Dynamics Corp	1.000	11/15/17	583,610
600,000		General Dynamics Corp	2.250	11/15/22	543,320
225,000		General Dynamics Corp	3.600	11/15/42	187,764
100,000		IDEX Corp	4.500	12/15/20	103,620
200,000		IDEX Corp	4.200	12/15/21	201,786
100,000		Illinois Tool Works, Inc	6.250	04/01/19	119,881
200,000		Illinois Tool Works, Inc	4.875	09/15/41	201,601
500,000		Illinois Tool Works, Inc	3.900	09/01/42	431,993
170,000		Ingersoll-Rand Global Holding Co Ltd	6.875	08/15/18	201,479
250,000	g	Ingersoll-Rand Global Holding Co Ltd	2.875	01/15/19	249,204
300,000	g	Ingersoll-Rand Global Holding Co Ltd	4.250	06/15/23	297,931
200,000	g	Ingersoll-Rand Global Holding Co Ltd	5.750	06/15/43	205,715
500,000		John Deere Capital Corp	1.300	03/12/18	490,222
100,000		Joy Global, Inc	5.125	10/15/21	105,433
200,000		Kennametal, Inc	2.650	11/01/19	193,217

33

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$150,000		Kennametal, Inc	3.875%	02/15/22	$145,070
100,000		KLA-Tencor Corp	6.900	05/01/18	117,782
100,000		Legrand France S.A.	8.500	02/15/25	127,078
400,000		Lockheed Martin Corp	7.650	05/01/16	467,814
200,000		Lockheed Martin Corp	3.350	09/15/21	199,759
350,000		Lockheed Martin Corp	4.850	09/15/41	347,241
608,000		Lockheed Martin Corp	4.070	12/15/42	534,153
100,000		Mosaic Co	4.875	11/15/41	91,476
300,000		National Oilwell Varco, Inc	2.600	12/01/22	278,601
300,000		National Oilwell Varco, Inc	3.950	12/01/42	269,651
250,000		Parker Hannifin Corp	3.500	09/15/22	251,197
275,000		Pentair Finance S.A.	1.350	12/01/15	276,025
225,000		Pentair Finance S.A.	2.650	12/01/19	216,054
100,000		Pentair Finance S.A.	3.150	09/15/22	92,322
275,000		Precision Castparts Corp	2.500	01/15/23	253,413
50,000		Raytheon Co	4.400	02/15/20	53,916
450,000		Raytheon Co	3.125	10/15/20	456,476
500,000		Raytheon Co	2.500	12/15/22	458,449
200,000		Raytheon Co	7.200	08/15/27	250,805
100,000		Raytheon Co	4.700	12/15/41	98,580
300,000		Reliance Steel & Aluminum Co	4.500	04/15/23	292,788
100,000		Rockwell Automation, Inc	6.250	12/01/37	119,277
100,000		Rockwell Collins, Inc	3.100	11/15/21	98,114
200,000		Roper Industries, Inc	1.850	11/15/17	199,135
125,000		Roper Industries, Inc	2.050	10/01/18	122,607
100,000		Roper Industries, Inc	6.250	09/01/19	116,190
200,000		Roper Industries, Inc	3.125	11/15/22	187,213
100,000		Snap-on, Inc	4.250	01/15/18	105,234
250,000		Stanley Black & Decker, Inc	3.400	12/01/21	247,928
600,000		Stanley Black & Decker, Inc	2.900	11/01/22	563,387
100,000		Stanley Black & Decker, Inc	5.200	09/01/40	101,569
250,000		Textron, Inc	5.600	12/01/17	275,860
200,000		Tupperware Brands Corp	4.750	06/01/21	202,902
600,000	g	Turlock Corp	1.500	11/02/17	591,556
325,000	g	Turlock Corp	2.750	11/02/22	302,865
150,000	g	Turlock Corp	4.000	11/02/32	137,894
250,000	g	Turlock Corp	4.150	11/02/42	222,084
21,000		Tyco International Finance S.A.	3.375	10/15/15	21,904
83,000		Tyco International Finance S.A.	8.500	01/15/19	102,674
500,000		United Technologies Corp	4.875	05/01/15	534,132
250,000		United Technologies Corp	1.800	06/01/17	254,367
1,400,000		United Technologies Corp	5.375	12/15/17	1,608,305
490,000		United Technologies Corp	4.500	04/15/20	541,967
325,000		United Technologies Corp	3.100	06/01/22	319,714
280,000		United Technologies Corp	5.400	05/01/35	309,947
280,000		United Technologies Corp	6.050	06/01/36	330,512
145,000		United Technologies Corp	5.700	04/15/40	165,606
1,350,000		United Technologies Corp	4.500	06/01/42	1,311,391
100,000		Valmont Industries, Inc	6.625	04/20/20	115,066
100,000		Xylem, Inc	3.550	09/20/16	104,810
300,000		Xylem, Inc	4.875	10/01/21	315,352
		TOTAL CAPITAL GOODS			32,633,489
34

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
$700,000		ADT Corp	2.250%	07/15/17	$668,519
200,000		ADT Corp	4.875	07/15/42	147,685
200,000		Celgene Corp	1.900	08/15/17	200,671
300,000		Celgene Corp	2.300	08/15/18	299,863
200,000		Celgene Corp	3.950	10/15/20	205,349
300,000		Celgene Corp	3.250	08/15/22	284,470
300,000		Celgene Corp	5.250	08/15/43	297,206
30,000		Corp Andina de Fomento	5.125	05/05/15	31,640
500,000		Corp Andina de Fomento	3.750	01/15/16	522,339
527,000		Corp Andina de Fomento	4.375	06/15/22	525,000
1,000,000		Council of Europe Development Bank	2.625	02/16/16	1,046,500
500,000		Council of Europe Development Bank	1.500	06/19/17	504,800
500,000		Council Of Europe Development Bank	1.125	05/31/18	488,615
300,000		Daimler Finance North America LLC	8.500	01/18/31	430,643
300,000		eBay, Inc	0.700	07/15/15	300,932
300,000		eBay, Inc	1.350	07/15/17	297,915
200,000		eBay, Inc	3.250	10/15/20	204,073
400,000		eBay, Inc	2.600	07/15/22	371,896
200,000		eBay, Inc	4.000	07/15/42	169,052
150,000		Equifax, Inc	6.300	07/01/17	170,307
200,000		Equifax, Inc	3.300	12/15/22	187,580
1,000,000		European Investment Bank	0.625	04/15/16	999,276
750,000		European Investment Bank	1.000	03/15/18	732,502
500,000		European Investment Bank	1.000	06/15/18	485,154
500,000		Howard Hughes Medical Institute	3.500	09/01/23	498,831
500,000		International Bank for Reconstruction & Development	2.125	02/13/23	470,296
200,000		McGraw-Hill Cos, Inc	5.900	11/15/17	216,348
300,000		Moody’s Corp	4.500	09/01/22	299,613
400,000		Moody’s Corp	4.875	02/15/24	400,871
200,000	g	News America, Inc	4.000	10/01/23	200,208
225,000	g	News America, Inc	5.400	10/01/43	225,267
44,000		Quest Diagnostics, Inc	5.450	11/01/15	47,698
400,000		Quest Diagnostics, Inc	4.700	04/01/21	422,826
150,000		Quest Diagnostics, Inc	6.950	07/01/37	169,924
329,000		Reed Elsevier Capital, Inc	3.125	10/15/22	304,578
63,000		Republic Services, Inc	5.500	09/15/19	71,195
265,000		Republic Services, Inc	5.000	03/01/20	288,958
580,000		Republic Services, Inc	5.250	11/15/21	636,236
250,000		Republic Services, Inc	3.550	06/01/22	244,021
30,000		Republic Services, Inc	6.200	03/01/40	34,224
300,000		Republic Services, Inc	5.700	05/15/41	321,750
150,000		SAIC, Inc	4.450	12/01/20	153,883
100,000		Svensk Exportkredit AB	3.250	09/16/14	102,818
500,000		Svensk Exportkredit AB	1.750	05/30/17	509,790
300,000		Thomson Corp	5.700	10/01/14	314,796
300,000		Thomson Reuters Corp	0.875	05/23/16	298,219
345,000		Thomson Reuters Corp	6.500	07/15/18	405,820
145,000		Thomson Reuters Corp	5.850	04/15/40	153,254
400,000		Thomson Reuters Corp	4.500	05/23/43	344,841
200,000	g	URS Corp	5.500	04/01/22	201,232
35

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$25,000	Vanderbilt University	5.250%	04/01/19	$28,661
310,000	Waste Management, Inc	4.600	03/01/21	330,680
850,000	Waste Management, Inc	2.900	09/15/22	791,964
255,000	Waste Management, Inc	6.125	11/30/39	291,616
	TOTAL COMMERCIAL & PROFESSIONAL SERVICES			18,352,405

CONSUMER DURABLES & APPAREL - 0.1%
100,000	Hasbro, Inc	6.125	05/15/14	103,240
100,000	Hasbro, Inc	6.350	03/15/40	108,504
200,000	Leggett & Platt, Inc	3.400	08/15/22	192,307
150,000	Mattel, Inc	1.700	03/15/18	147,277
100,000	Mattel, Inc	4.350	10/01/20	105,759
150,000	Mattel, Inc	3.150	03/15/23	142,694
100,000	Mattel, Inc	5.450	11/01/41	101,112
100,000	MDC Holdings, Inc	6.000	01/15/43	86,741
100,000	Mohawk Industries, Inc	3.850	02/01/23	95,182
100,000	Newell Rubbermaid, Inc	4.700	08/15/20	106,528
200,000	Newell Rubbermaid, Inc	4.000	06/15/22	199,449
300,000	NIKE, Inc	2.250	05/01/23	273,908
300,000	NIKE, Inc	3.625	05/01/43	259,419
150,000	NVR, Inc	3.950	09/15/22	145,293
200,000	Ralph Lauren Corp	2.125	09/26/18	200,422
300,000	Rio Tinto Finance USA plc	1.375	06/17/16	300,087
220,000	VF Corp	6.450	11/01/37	251,819
200,000	Whirlpool Corp	8.600	05/01/14	208,943
150,000	Whirlpool Corp	4.700	06/01/22	156,863
100,000	Whirlpool Corp	3.700	03/01/23	96,769
100,000	Whirlpool Corp	5.150	03/01/43	95,878
200,000	Xerox Corp	6.750	12/15/39	221,025
	TOTAL CONSUMER DURABLES & APPAREL			3,599,219

CONSUMER SERVICES - 0.3%
200,000	Board of Trustees of The Leland Stanford Junior University	3.625	05/01/14	203,761
100,000	Board of Trustees of The Leland Stanford Junior University	4.750	05/01/19	113,542
200,000	Brinker International, Inc	3.875	05/15/23	187,827
500,000	Catholic Health Initiatives	2.950	11/01/22	464,425
100,000	Cintas Corp No 2	4.300	06/01/21	105,213
200,000	Cintas Corp No 2	3.250	06/01/22	194,574
500,000	Continental Airlines	4.150	04/11/24	491,875
100,000	Cornell University	5.450	02/01/19	116,249
100,000	Darden Restaurants, Inc	6.200	10/15/17	111,910
200,000	Darden Restaurants, Inc	3.350	11/01/22	181,373
100,000	Darden Restaurants, Inc	6.800	10/15/37	105,865
75,000	Dartmouth College	4.750	06/01/19	85,170
300,000	Dun & Bradstreet Corp	3.250	12/01/17	302,559
100,000	George Washington University	3.485	09/15/22	98,769
175,000	GlaxoSmithKline Capital plc	0.750	05/08/15	175,682
300,000	GlaxoSmithKline Capital plc	1.500	05/08/17	301,683
300,000	GlaxoSmithKline Capital plc	2.850	05/08/22	287,843
100,000	Hyatt Hotels Corp	3.875	08/15/16	106,270
200,000	Hyatt Hotels Corp	3.375	07/15/23	186,893
75,000	Johns Hopkins University	5.250	07/01/19	86,015
36

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Marriott International, Inc	3.000%	03/01/19	$202,492
200,000	Marriott International, Inc	3.375	10/15/20	199,348
200,000	Marriott International, Inc	3.250	09/15/22	189,279
250,000	Massachusetts Institute of Technology	5.600	07/01/11	293,448
300,000	McDonald’s Corp	1.875	05/29/19	296,896
720,000	McDonald’s Corp	3.500	07/15/20	752,406
550,000	McDonald’s Corp	2.625	01/15/22	530,747
280,000	McDonald’s Corp	6.300	03/01/38	348,323
500,000	McDonald’s Corp	3.625	05/01/43	430,158
750,000	President and Fellows of Harvard College	3.619	10/01/37	654,449
100,000	Princeton University	4.950	03/01/19	114,561
220,000	Princeton University	5.700	03/01/39	257,491
200,000	Starwood Hotels & Resorts Worldwide, Inc	3.125	02/15/23	182,506
100,000	Trinity Acquisition plc	4.625	08/15/23	98,731
100,000	Trinity Acquisition plc	6.125	08/15/43	97,755
700,000	Walt Disney Co	4.500	12/15/13	705,823
350,000	Walt Disney Co	0.875	12/01/14	352,353
70,000	Walt Disney Co	5.625	09/15/16	79,445
200,000	Walt Disney Co	1.100	12/01/17	196,389
850,000	Walt Disney Co	2.550	02/15/22	806,867
200,000	Walt Disney Co	2.350	12/01/22	183,625
200,000	Walt Disney Co	7.000	03/01/32	262,371
100,000	Walt Disney Co	4.375	08/16/41	96,452
100,000	Walt Disney Co	4.125	12/01/41	92,957
200,000	Walt Disney Co	3.700	12/01/42	171,768
2,000	Wyndham Worldwide Corp	6.000	12/01/16	2,213
250,000	Wyndham Worldwide Corp	2.950	03/01/17	256,555
150,000	Wyndham Worldwide Corp	2.500	03/01/18	148,514
200,000	Wyndham Worldwide Corp	4.250	03/01/22	196,975
200,000	Wyndham Worldwide Corp	3.900	03/01/23	189,878
100,000	Yale University	2.900	10/15/14	102,596
330,000	Yum! Brands, Inc	6.250	03/15/18	381,961
50,000	Yum! Brands, Inc	3.875	11/01/20	50,641
100,000	Yum! Brands, Inc	6.875	11/15/37	115,989
	TOTAL CONSUMER SERVICES			12,949,460

DIVERSIFIED FINANCIALS - 4.6%
300,000	Abbey National Treasury Services plc	4.000	04/27/16	318,782
500,000	Abbey National Treasury Services plc	3.050	08/23/18	507,965
150,000	ABN Amro Bank NV	4.650	06/04/18	152,895
500,000	African Development Bank	3.000	05/27/14	508,620
250,000	African Development Bank	1.250	09/02/16	253,525
1,200,000	African Development Bank	1.125	03/15/17	1,204,920
20,000	Ahold Finance USA LLC	6.875	05/01/29	23,731
600,000	American Express Centurion Bank	0.875	11/13/15	599,879
400,000	American Express Co	6.150	08/28/17	466,354
190,000	American Express Co	7.000	03/19/18	228,911
300,000	American Express Co	1.550	05/22/18	293,271
293,000	American Express Co	2.650	12/02/22	269,110
329,000	American Express Co	4.050	12/03/42	284,813
200,000	American Express Credit Corp	1.750	06/12/15	203,645
1,750,000	American Express Credit Corp	2.750	09/15/15	1,816,078
37

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000		American Express Credit Corp	1.300%	07/29/16	$502,994
1,600,000		American Express Credit Corp	2.800	09/19/16	1,674,067
400,000		American Express Credit Corp	2.375	03/24/17	412,774
175,000		American Express Credit Corp	2.125	07/27/18	175,680
250,000		Ameriprise Financial, Inc	5.650	11/15/15	274,702
295,000		Ameriprise Financial, Inc	5.300	03/15/20	335,309
300,000		Ameriprise Financial, Inc	4.000	10/15/23	303,514
1,500,000		Asian Development Bank	1.375	03/23/20	1,433,490
250,000		Australia & New Zealand Banking Group Ltd	1.875	10/06/17	249,400
4,220,000		Bank of America Corp	4.500	04/01/15	4,431,793
2,045,000		Bank of America Corp	3.700	09/01/15	2,137,937
300,000		Bank of America Corp	1.250	01/11/16	299,705
550,000		Bank of America Corp	3.625	03/17/16	578,427
1,200,000		Bank of America Corp	6.500	08/01/16	1,359,979
585,000		Bank of America Corp	5.300	03/15/17	644,729
1,000,000		Bank of America Corp	3.875	03/22/17	1,063,591
575,000		Bank of America Corp	6.000	09/01/17	651,142
590,000		Bank of America Corp	5.750	12/01/17	665,569
900,000		Bank of America Corp	2.000	01/11/18	885,106
320,000		Bank of America Corp	5.650	05/01/18	361,128
600,000		Bank of America Corp	5.490	03/15/19	654,734
2,300,000		Bank of America Corp	5.875	01/05/21	2,606,675
500,000		Bank of America Corp	5.700	01/24/22	558,531
1,425,000		Bank of America Corp	3.300	01/11/23	1,334,883
500,000		Bank of America Corp	4.100	07/24/23	496,892
700,000		Bank of America Corp	5.875	02/07/42	777,197
400,000		Bank of Montreal	0.800	11/06/15	400,624
450,000		Bank of Montreal	2.500	01/11/17	464,172
200,000		Bank of Montreal	1.400	09/11/17	197,048
400,000		Bank of Montreal	2.550	11/06/22	371,295
300,000		Bank of New York Mellon Corp	1.700	11/24/14	304,114
1,150,000		Bank of New York Mellon Corp	2.300	07/28/16	1,190,025
100,000	i	Bank of New York Mellon Corp	1.969	06/20/17	100,892
500,000		Bank of New York Mellon Corp	1.300	01/25/18	489,067
300,000		Bank of New York Mellon Corp	2.100	08/01/18	301,492
500,000		Bank of New York Mellon Corp	3.550	09/23/21	511,866
900,000		Bank of Nova Scotia	3.400	01/22/15	933,071
100,000		Bank of Nova Scotia	2.050	10/07/15	102,217
500,000		Bank of Nova Scotia	2.900	03/29/16	522,113
150,000		Bank of Nova Scotia	2.550	01/12/17	155,406
400,000		Bank of Nova Scotia	1.375	12/18/17	392,664
200,000		Bank of Nova Scotia	4.375	01/13/21	215,718
500,000		Barclays Bank plc	2.750	02/23/15	513,124
1,900,000		Barclays Bank plc	5.000	09/22/16	2,096,865
80,000		Bear Stearns Cos LLC	5.300	10/30/15	86,590
116,000		Bear Stearns Cos LLC	5.550	01/22/17	128,742
50,000		Berkshire Hathaway, Inc	3.200	02/11/15	51,832
200,000		Berkshire Hathaway, Inc	3.750	08/15/21	207,913
300,000		Berkshire Hathaway, Inc	3.000	02/11/23	289,107
300,000		Berkshire Hathaway, Inc	4.500	02/11/43	279,556
275,000		BlackRock, Inc	3.500	12/10/14	284,594
210,000		BlackRock, Inc	6.250	09/15/17	245,828
38

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$390,000	BlackRock, Inc	5.000%	12/10/19	$442,447
125,000	BlackRock, Inc	3.375	06/01/22	124,418
100,000	Block Financial LLC	5.125	10/30/14	104,229
200,000	Block Financial LLC	5.500	11/01/22	205,532
480,000	BNP Paribas S.A.	3.250	03/11/15	496,617
800,000	BNP Paribas S.A.	3.600	02/23/16	845,000
500,000	BNP Paribas S.A.	2.375	09/14/17	506,750
700,000	BNP Paribas S.A.	5.000	01/15/21	757,261
300,000	BNP Paribas S.A.	3.250	03/03/23	280,972
200,000	Broadridge Financial Solutions, Inc	3.950	09/01/20	201,955
400,000	Canadian Imperial Bank of Commerce	0.900	10/01/15	401,149
425,000	Canadian Imperial Bank of Commerce	2.350	12/11/15	438,375
300,000	Canadian Imperial Bank of Commerce	1.550	01/23/18	294,216
700,000	Capital One Financial Corp	7.375	05/23/14	729,795
300,000	Capital One Financial Corp	2.150	03/23/15	304,832
600,000	Capital One Financial Corp	1.000	11/06/15	596,978
250,000	Capital One Financial Corp	3.150	07/15/16	261,173
200,000	Charles Schwab Corp	0.850	12/04/15	199,937
300,000	Charles Schwab Corp	2.200	07/25/18	302,562
100,000	Charles Schwab Corp	4.450	07/22/20	109,134
200,000	Charles Schwab Corp	3.225	09/01/22	193,917
300,000	Citigroup, Inc	2.250	08/07/15	305,867
235,000	Citigroup, Inc	5.500	10/15/14	246,256
500,000	Citigroup, Inc	1.250	01/15/16	499,618
500,000	Citigroup, Inc	1.300	04/01/16	498,975
1,000,000	Citigroup, Inc	1.700	07/25/16	1,004,547
750,000	Citigroup, Inc	1.750	05/01/18	727,403
1,675,000	Citigroup, Inc	4.050	07/30/22	1,626,785
870,000	Citigroup, Inc	3.375	03/01/23	827,864
600,000	Citigroup, Inc	3.500	05/15/23	541,438
200,000	Citigroup, Inc	5.875	01/30/42	222,370
120,000	CME Group, Inc	5.750	02/15/14	122,292
350,000	CME Group, Inc	3.000	09/15/22	332,315
200,000	CME Group, Inc	5.300	09/15/43	206,304
400,000	Commonwealth Bank of Australia	1.950	03/16/15	407,772
250,000	Commonwealth Bank of Australia	1.250	09/18/15	252,500
250,000	Commonwealth Bank of Australia	1.900	09/18/17	251,145
1,480,000	Credit Suisse	5.500	05/01/14	1,523,712
2,250,000	Credit Suisse	5.400	01/14/20	2,462,848
250,000	Diageo Investment Corp	2.875	05/11/22	240,505
100,000	Diageo Investment Corp	4.250	05/11/42	92,484
155,000	Digital Realty Trust LP	4.500	07/15/15	162,422
300,000	Digital Realty Trust LP	3.625	10/01/22	277,872
100,000	Discover Financial Services	5.200	04/27/22	105,384
17,000	Eaton Vance Corp	6.500	10/02/17	19,600
300,000	Eaton Vance Corp	3.625	06/15/23	290,848
500,000	European Bank for Reconstruction & Development	0.750	09/01/17	490,918
1,300,000	European Bank for Reconstruction & Development	1.500	03/16/20	1,253,476
400,000	Export-Import Bank of Korea	2.875	09/17/18	402,490
300,000	FMS Wertmanagement AoeR	0.625	04/18/16	299,710
3,000,000	Ford Motor Credit Co LLC	2.750	05/15/15	3,068,634
300,000	Ford Motor Credit Co LLC	2.500	01/15/16	305,865
39

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000		Ford Motor Credit Co LLC	1.700%	05/09/16	$499,948
800,000		Ford Motor Credit Co LLC	3.000	06/12/17	822,282
900,000		Ford Motor Credit Co LLC	2.375	01/16/18	892,918
1,000,000		Ford Motor Credit Co LLC	5.000	05/15/18	1,095,551
400,000		Ford Motor Credit Co LLC	2.875	10/01/18	399,914
1,000,000		Ford Motor Credit Co LLC	5.875	08/02/21	1,111,628
450,000		Ford Motor Credit Co LLC	4.250	09/20/22	449,421
500,000		Ford Motor Credit Co LLC	4.375	08/06/23	500,282
125,000		Franklin Resources, Inc	3.125	05/20/15	129,668
150,000		Franklin Resources, Inc	2.800	09/15/22	141,578
2,335,000		General Electric Capital Corp	5.500	06/04/14	2,416,541
200,000		General Electric Capital Corp	2.150	01/09/15	204,149
1,605,000		General Electric Capital Corp	3.500	06/29/15	1,678,684
350,000		General Electric Capital Corp	1.625	07/02/15	355,154
400,000		General Electric Capital Corp	2.250	11/09/15	410,661
750,000		General Electric Capital Corp	1.000	12/11/15	750,895
500,000		General Electric Capital Corp	1.000	01/08/16	499,844
1,050,000		General Electric Capital Corp	2.950	05/09/16	1,097,612
1,000,000		General Electric Capital Corp	1.500	07/12/16	1,006,687
200,000		General Electric Capital Corp	2.900	01/09/17	209,350
800,000		General Electric Capital Corp	2.300	04/27/17	820,748
1,625,000		General Electric Capital Corp	5.625	09/15/17	1,851,645
500,000		General Electric Capital Corp	1.600	11/20/17	496,830
300,000		General Electric Capital Corp	1.625	04/02/18	295,317
200,000		General Electric Capital Corp	2.100	12/11/19	196,683
630,000		General Electric Capital Corp	5.500	01/08/20	714,022
1,855,000		General Electric Capital Corp	4.375	09/16/20	1,973,546
250,000		General Electric Capital Corp	4.625	01/07/21	268,261
300,000		General Electric Capital Corp	5.300	02/11/21	326,273
200,000		General Electric Capital Corp	4.650	10/17/21	213,145
1,900,000		General Electric Capital Corp	3.150	09/07/22	1,796,528
500,000		General Electric Capital Corp	3.100	01/09/23	467,740
2,625,000		General Electric Capital Corp	6.750	03/15/32	3,131,100
1,200,000		General Electric Capital Corp	5.875	01/14/38	1,324,651
1,227,000		General Electric Capital Corp	6.875	01/10/39	1,503,747
340,000	i	Goldman Sachs Capital II	4.000	12/30/49	248,200
1,250,000		Goldman Sachs Group, Inc	3.300	05/03/15	1,292,546
1,630,000		Goldman Sachs Group, Inc	3.700	08/01/15	1,700,574
500,000		Goldman Sachs Group, Inc	1.600	11/23/15	503,631
1,875,000		Goldman Sachs Group, Inc	3.625	02/07/16	1,973,364
550,000		Goldman Sachs Group, Inc	5.950	01/18/18	621,723
1,450,000		Goldman Sachs Group, Inc	2.375	01/22/18	1,439,718
60,000		Goldman Sachs Group, Inc	6.150	04/01/18	68,625
750,000		Goldman Sachs Group, Inc	2.900	07/19/18	756,026
1,195,000		Goldman Sachs Group, Inc	7.500	02/15/19	1,443,881
2,505,000		Goldman Sachs Group, Inc	5.375	03/15/20	2,759,270
1,150,000		Goldman Sachs Group, Inc	6.000	06/15/20	1,305,818
1,300,000		Goldman Sachs Group, Inc	5.250	07/27/21	1,402,902
2,325,000		Goldman Sachs Group, Inc	5.750	01/24/22	2,577,595
1,800,000		Goldman Sachs Group, Inc	3.625	01/22/23	1,721,264
65,000		Goldman Sachs Group, Inc	6.450	05/01/36	65,990
1,850,000		Goldman Sachs Group, Inc	6.250	02/01/41	2,072,590
40

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,200,000		HSBC Finance Corp	5.500%	01/19/16	$1,311,718
782,000		HSBC Finance Corp	6.676	01/15/21	893,011
125,000		Invesco Finance plc	3.125	11/30/22	116,065
130,000		Jefferies Group, Inc	3.875	11/09/15	135,471
425,000		Jefferies Group, Inc	8.500	07/15/19	514,606
500,000		Jefferies Group, Inc	6.875	04/15/21	554,585
100,000		Jefferies Group, Inc	6.450	06/08/27	102,000
695,000		John Deere Capital Corp	2.950	03/09/15	719,545
125,000		John Deere Capital Corp	0.875	04/17/15	125,689
500,000		John Deere Capital Corp	0.750	01/22/16	499,613
100,000		John Deere Capital Corp	2.000	01/13/17	102,337
300,000		John Deere Capital Corp	1.400	03/15/17	298,699
800,000		John Deere Capital Corp	5.500	04/13/17	902,499
250,000		John Deere Capital Corp	1.200	10/10/17	246,125
350,000		John Deere Capital Corp	1.700	01/15/20	330,335
200,000		John Deere Capital Corp	3.150	10/15/21	199,474
200,000		John Deere Capital Corp	2.800	01/27/23	189,754
500,000		JPMorgan Chase & Co	0.800	04/23/15	498,963
500,000		JPMorgan Chase & Co	1.100	10/15/15	500,957
850,000		JPMorgan Chase & Co	2.000	08/15/17	853,159
750,000		JPMorgan Chase & Co	3.375	05/01/23	680,148
750,000	i	JPMorgan Chase & Co	6.000	12/30/49	703,125
3,600,000		KFW	0.625	04/24/15	3,617,366
1,000,000		KFW	0.500	04/19/16	997,643
1,500,000		KFW	1.250	02/15/17	1,513,703
1,000,000		KFW	2.750	10/01/20	1,020,500
2,750,000		KFW	2.000	10/04/22	2,557,863
400,000		Korea Development Bank	3.000	03/17/19	401,206
100,000		Korea Finance Corp	3.250	09/20/16	104,153
700,000		Korea Finance Corp	2.250	08/07/17	699,231
500,000		Korea Finance Corp	2.875	08/22/18	502,157
1,750,000		Kreditanstalt fuer Wiederaufbau	4.000	10/15/13	1,752,186
1,000,000		Kreditanstalt fuer Wiederaufbau	1.375	01/13/14	1,003,660
3,000,000		Kreditanstalt fuer Wiederaufbau	1.250	10/26/15	3,046,200
1,350,000		Kreditanstalt fuer Wiederaufbau	4.875	01/17/17	1,521,450
1,105,000		Kreditanstalt fuer Wiederaufbau	4.500	07/16/18	1,252,849
6,925,000		Kreditanstalt fuer Wiederaufbau	4.000	01/27/20	7,674,908
2,525,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	2,869,208
1,000,000		Landwirtschaftliche Rentenbank	1.375	10/23/19	959,800
203,000		Lazard Group LLC	7.125	05/15/15	219,719
700,000		Lloyds TSB Bank plc	4.200	03/28/17	749,224
1,260,000		Merrill Lynch & Co, Inc	6.400	08/28/17	1,448,924
1,050,000		Merrill Lynch & Co, Inc	6.875	04/25/18	1,237,430
1,500,000		Merrill Lynch & Co, Inc	6.110	01/29/37	1,544,897
300,000		Morgan Stanley	4.750	04/01/14	305,161
3,300,000		Morgan Stanley	6.000	05/13/14	3,400,393
100,000		Morgan Stanley	2.875	07/28/14	101,656
720,000		Morgan Stanley	6.000	04/28/15	772,458
675,000		Morgan Stanley	1.750	02/25/16	678,255
200,000		Morgan Stanley	3.800	04/29/16	210,505
970,000		Morgan Stanley	5.450	01/09/17	1,068,177
300,000		Morgan Stanley	4.750	03/22/17	323,916
41

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$550,000		Morgan Stanley	5.550%	04/27/17	$609,478
245,000		Morgan Stanley	5.950	12/28/17	277,188
600,000		Morgan Stanley	2.125	04/25/18	584,789
796,000		Morgan Stanley	7.300	05/13/19	952,449
300,000		Morgan Stanley	5.625	09/23/19	334,777
590,000		Morgan Stanley	5.500	01/26/20	652,873
200,000		Morgan Stanley	5.750	01/25/21	222,022
1,200,000		Morgan Stanley	5.500	07/28/21	1,312,420
2,500,000		Morgan Stanley	4.875	11/01/22	2,501,315
1,350,000		Morgan Stanley	4.100	05/22/23	1,259,169
600,000		Morgan Stanley	7.250	04/01/32	735,083
500,000		Morgan Stanley	6.375	07/24/42	565,837
400,000	i	Murray Street Investment Trust	4.647	03/09/17	426,598
220,000		NASDAQ OMX Group, Inc	5.550	01/15/20	235,646
150,000		National Rural Utilities Cooperative Finance Corp	3.875	09/16/15	159,206
735,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	1,009,821
350,000		National Rural Utilities Cooperative Finance Corp	3.050	02/15/22	344,465
500,000	i	National Rural Utilities Cooperative Finance Corp	4.750	04/30/43	462,500
250,000		Nomura Holdings, Inc	5.000	03/04/15	262,694
260,000		Nomura Holdings, Inc	4.125	01/19/16	273,619
400,000		Nomura Holdings, Inc	2.000	09/13/16	401,209
430,000		Nomura Holdings, Inc	6.700	03/04/20	491,813
300,000		NYSE Euronext	2.000	10/05/17	300,349
1,000,000		Oesterreichische Kontrollbank AG.	1.375	01/21/14	1,003,627
800,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	908,560
1,000,000		Oesterreichische Kontrollbank AG.	1.125	05/29/18	979,400
600,000		ORIX Corp	5.000	01/12/16	640,181
200,000		ORIX Corp	3.750	03/09/17	207,241
500,000		PACCAR Financial Corp	0.700	11/16/15	500,477
500,000		PACCAR Financial Corp	1.150	08/16/16	501,072
300,000		PACCAR Financial Corp	1.600	03/15/17	299,003
500,000		PNC Bank NA	3.800	07/25/23	489,257
200,000		Principal Life Income Funding Trust	5.550	04/27/15	215,039
200,000		Prospect Capital Corp	5.875	03/15/23	193,015
740,000		Rabobank Nederland NV	2.125	10/13/15	758,104
500,000		Rabobank Nederland NV	4.500	01/11/21	534,244
350,000		Rabobank Nederland NV	5.250	05/24/41	363,441
100,000		Raymond James Financial, Inc	4.250	04/15/16	105,775
300,000		Raymond James Financial, Inc	5.625	04/01/24	312,250
500,000		Royal Bank of Canada	1.150	03/13/15	504,277
200,000		Royal Bank of Canada	0.625	12/04/15	199,529
335,000		Royal Bank of Canada	2.625	12/15/15	347,971
300,000		Royal Bank of Canada	0.850	03/08/16	299,109
200,000		Royal Bank of Canada	2.300	07/20/16	206,738
500,000		Sasol Financing International plc	4.500	11/14/22	457,500
250,000		Societe Generale S.A.	2.750	10/12/17	255,875
200,000		State Street Corp	2.875	03/07/16	209,297
150,000		State Street Corp	1.350	05/15/18	146,242
300,000		State Street Corp	4.375	03/07/21	323,191
400,000		State Street Corp	3.100	05/15/23	373,088
250,000		Sumitomo Mitsui Banking Corp	1.450	07/19/16	251,135
250,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	252,940
42

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$250,000	Sumitomo Mitsui Banking Corp	3.950%	07/19/23	$251,662
225,000	SunTrust Bank	2.750	05/01/23	204,527
300,000	Syngenta Finance NV	3.125	03/28/22	293,155
150,000	TD Ameritrade Holding Corp	4.150	12/01/14	156,089
392,000	Telefonica Europe BV	8.250	09/15/30	458,619
500,000	Toyota Motor Credit Corp	1.000	02/17/15	504,001
250,000	Toyota Motor Credit Corp	3.200	06/17/15	261,472
225,000	Toyota Motor Credit Corp	0.875	07/17/15	226,562
700,000	Toyota Motor Credit Corp	2.800	01/11/16	731,556
500,000	Toyota Motor Credit Corp	0.800	05/17/16	499,562
300,000	Toyota Motor Credit Corp	2.000	09/15/16	308,223
150,000	Toyota Motor Credit Corp	2.050	01/12/17	153,446
400,000	Toyota Motor Credit Corp	1.750	05/22/17	403,826
500,000	Toyota Motor Credit Corp	1.250	10/05/17	492,837
500,000	Toyota Motor Credit Corp	1.375	01/10/18	493,543
300,000	Toyota Motor Credit Corp	3.400	09/15/21	302,346
400,000	Toyota Motor Credit Corp	2.625	01/10/23	373,476
162,000	UBS AG.	5.750	04/25/18	186,905
1,671,000	UBS AG.	4.875	08/04/20	1,867,969
500,000	Unilever Capital Corp	2.750	02/10/16	522,154
400,000	Unilever Capital Corp	0.850	08/02/17	390,507
250,000	Unilever Capital Corp	4.800	02/15/19	283,003
300,000	Unilever Capital Corp	2.200	03/06/19	302,149
250,000	Unilever Capital Corp	4.250	02/10/21	270,866
330,000	Unilever Capital Corp	5.900	11/15/32	406,579
500,000	Wells Fargo & Co	1.250	07/20/16	500,220
500,000	Wells Fargo Bank NA	0.750	07/20/15	500,850
500,000	Westpac Banking Corp	2.250	07/30/18	502,969
200,000	Zions Bancorporation	4.500	06/13/23	198,326
	TOTAL DIVERSIFIED FINANCIALS			214,005,543

ENERGY - 2.4%
650,000	Anadarko Petroleum Corp	5.950	09/15/16	729,872
700,000	Anadarko Petroleum Corp	6.375	09/15/17	813,734
465,000	Anadarko Petroleum Corp	8.700	03/15/19	597,887
1,325,000	Anadarko Petroleum Corp	6.200	03/15/40	1,485,008
100,000	Apache Corp	1.750	04/15/17	100,824
400,000	Apache Corp	6.900	09/15/18	488,768
275,000	Apache Corp	3.250	04/15/22	269,223
550,000	Apache Corp	2.625	01/15/23	503,999
480,000	Apache Corp	5.100	09/01/40	474,304
300,000	Apache Corp	5.250	02/01/42	305,237
350,000	Apache Corp	4.750	04/15/43	331,304
300,000	Apache Corp	4.250	01/15/44	262,450
200,000	Baker Hughes, Inc	7.500	11/15/18	250,917
450,000	Baker Hughes, Inc	3.200	08/15/21	453,117
415,000	Baker Hughes, Inc	5.125	09/15/40	442,980
200,000	Boardwalk Pipelines LP	5.750	09/15/19	222,394
590,000	BP Capital Markets plc	3.125	10/01/15	617,033
700,000	BP Capital Markets plc	0.700	11/06/15	698,483
1,000,000	BP Capital Markets plc	3.200	03/11/16	1,049,805
200,000	BP Capital Markets plc	1.846	05/05/17	201,711
43

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$850,000	BP Capital Markets plc	1.375%	11/06/17	$837,145
500,000	BP Capital Markets plc	1.375	05/10/18	485,038
300,000	BP Capital Markets plc	2.241	09/26/18	300,300
300,000	BP Capital Markets plc	4.500	10/01/20	324,127
150,000	BP Capital Markets plc	4.742	03/11/21	162,645
650,000	BP Capital Markets plc	3.561	11/01/21	646,545
200,000	BP Capital Markets plc	3.245	05/06/22	193,103
850,000	BP Capital Markets plc	2.500	11/06/22	768,938
300,000	BP Capital Markets plc	3.994	09/26/23	302,379
100,000	Buckeye Partners LP	5.300	10/15/14	104,013
200,000	Buckeye Partners LP	4.875	02/01/21	207,569
300,000	Buckeye Partners LP	4.150	07/01/23	292,754
575,000	Burlington Resources Finance Co	7.200	08/15/31	753,914
200,000	Burlington Resources Finance Co	7.400	12/01/31	266,877
600,000	Canadian Natural Resources Ltd	5.700	05/15/17	678,423
850,000	Canadian Natural Resources Ltd	6.250	03/15/38	947,164
340,000	Cenovus Energy, Inc	5.700	10/15/19	388,107
625,000	Cenovus Energy, Inc	3.000	08/15/22	592,749
200,000	Cenovus Energy, Inc	4.450	09/15/42	179,271
400,000	Cenovus Energy, Inc	5.200	09/15/43	395,639
100,000	Chevron Corp	0.889	06/24/16	100,391
500,000	Chevron Corp	1.104	12/05/17	492,826
750,000	Chevron Corp	1.718	06/24/18	747,570
200,000	Chevron Corp	4.950	03/03/19	229,261
750,000	Chevron Corp	2.427	06/24/20	741,367
650,000	Chevron Corp	2.355	12/05/22	598,436
250,000	Chevron Corp	3.191	06/24/23	245,549
1,005,000	ConocoPhillips	4.600	01/15/15	1,055,980
200,000	ConocoPhillips	1.050	12/15/17	194,436
600,000	ConocoPhillips	5.750	02/01/19	699,626
600,000	ConocoPhillips	2.400	12/15/22	549,913
250,000	ConocoPhillips	5.900	05/15/38	292,990
785,000	ConocoPhillips	6.500	02/01/39	987,167
500,000	ConocoPhillips Holding Co	6.950	04/15/29	631,194
300,000	DCP Midstream Operating LP	2.500	12/01/17	297,186
200,000	DCP Midstream Operating LP	4.950	04/01/22	199,079
150,000	Devon Energy Corp	1.875	05/15/17	150,334
850,000	Devon Energy Corp	6.300	01/15/19	992,409
525,000	Devon Energy Corp	3.250	05/15/22	502,547
600,000	Devon Energy Corp	7.950	04/15/32	780,965
200,000	Devon Energy Corp	4.750	05/15/42	182,457
300,000	Diamond Offshore Drilling, Inc	5.875	05/01/19	352,238
100,000	Diamond Offshore Drilling, Inc	5.700	10/15/39	113,586
300,000	Ecopetrol S.A.	4.250	09/18/18	308,625
550,000	Ecopetrol S.A.	7.625	07/23/19	650,375
500,000	Ecopetrol S.A.	5.875	09/18/23	520,000
200,000	Ecopetrol S.A.	7.375	09/18/43	216,500
400,000	El Paso Pipeline Partners Operating Co LLC	4.700	11/01/42	347,471
495,000	Enbridge Energy Partners LP	5.200	03/15/20	534,678
300,000	Enbridge Energy Partners LP	5.500	09/15/40	291,700
300,000	EnCana Corp	3.900	11/15/21	300,669
220,000	EnCana Corp	6.500	05/15/19	259,027
44

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$515,000		EnCana Corp	6.625%	08/15/37	$570,780
150,000		EnCana Corp	5.150	11/15/41	137,675
400,000		EnCana Holdings Finance Corp	5.800	05/01/14	411,605
400,000		Ensco plc	3.250	03/15/16	417,524
700,000		Ensco plc	4.700	03/15/21	742,993
40,000		Enterprise Products Operating LLC	5.600	10/15/14	42,038
145,000		Enterprise Products Operating LLC	5.000	03/01/15	153,328
200,000		Enterprise Products Operating LLC	1.250	08/13/15	201,050
735,000		Enterprise Products Operating LLC	6.300	09/15/17	850,222
130,000		Enterprise Products Operating LLC	6.500	01/31/19	154,133
600,000		Enterprise Products Operating LLC	5.200	09/01/20	667,674
400,000		Enterprise Products Operating LLC	4.050	02/15/22	406,313
1,100,000		Enterprise Products Operating LLC	3.350	03/15/23	1,041,081
480,000		Enterprise Products Operating LLC	6.125	10/15/39	531,071
300,000		Enterprise Products Operating LLC	4.850	08/15/42	281,318
100,000		Enterprise Products Operating LLC	4.450	02/15/43	88,465
500,000		Enterprise Products Operating LLC	4.850	03/15/44	466,028
300,000		EOG Resources, Inc	6.125	10/01/13	300,000
100,000		EOG Resources, Inc	2.500	02/01/16	103,738
440,000		EOG Resources, Inc	4.100	02/01/21	465,751
600,000		EOG Resources, Inc	2.625	03/15/23	552,700
50,000		EQT Corp	6.500	04/01/18	56,656
350,000		EQT Corp	8.125	06/01/19	424,646
200,000		Gulf South Pipeline Co LP	4.000	06/15/22	197,714
300,000		Halliburton Co	1.000	08/01/16	299,550
400,000		Halliburton Co	2.000	08/01/18	399,637
400,000		Halliburton Co	6.150	09/15/19	479,278
300,000		Halliburton Co	3.500	08/01/23	297,349
400,000		Halliburton Co	7.450	09/15/39	534,273
250,000		Halliburton Co	4.500	11/15/41	240,273
300,000		Halliburton Co	4.750	08/01/43	296,589
425,000		Hess Corp	8.125	02/15/19	528,872
200,000		Hess Corp	7.875	10/01/29	250,792
740,000		Hess Corp	5.600	02/15/41	760,771
30,000		Husky Energy, Inc	7.250	12/15/19	36,726
200,000		Husky Energy, Inc	3.950	04/15/22	200,758
130,000		Husky Energy, Inc	6.800	09/15/37	158,872
200,000		Magellan Midstream Partners LP	6.550	07/15/19	238,725
125,000		Magellan Midstream Partners LP	4.250	02/01/21	131,527
500,000		Magellan Midstream Partners LP	4.200	12/01/42	431,922
200,000		Marathon Oil Corp	0.900	11/01/15	199,981
400,000		Marathon Oil Corp	6.000	10/01/17	459,644
350,000		Marathon Oil Corp	2.800	11/01/22	325,450
255,000		Marathon Oil Corp	6.600	10/01/37	302,367
200,000		Marathon Petroleum Corp	3.500	03/01/16	210,049
250,000		Marathon Petroleum Corp	5.125	03/01/21	269,918
350,000		Marathon Petroleum Corp	6.500	03/01/41	380,529
125,000		Murphy Oil Corp	2.500	12/01/17	124,070
200,000		Murphy Oil Corp	4.000	06/01/22	191,259
200,000		Murphy Oil Corp	3.700	12/01/22	186,413
200,000		Murphy Oil Corp	5.125	12/01/42	174,735
200,000	g	Nabors Industries, Inc	2.350	09/15/16	202,144
45

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$125,000		Nabors Industries, Inc	6.150%	02/15/18	$140,564
350,000		Nabors Industries, Inc	4.625	09/15/21	351,791
100,000	g	Nabors Industries, Inc	5.100	09/15/23	101,578
100,000		National Oilwell Varco, Inc	1.350	12/01/17	98,402
935,000		Nexen, Inc	6.400	05/15/37	1,025,498
150,000		Noble Energy, Inc	8.250	03/01/19	187,444
350,000		Noble Energy, Inc	4.150	12/15/21	364,376
700,000		Noble Energy, Inc	6.000	03/01/41	787,729
100,000		Noble Holding International Ltd	3.450	08/01/15	104,009
100,000		Noble Holding International Ltd	2.500	03/15/17	100,528
305,000		Noble Holding International Ltd	4.900	08/01/20	321,481
100,000		Noble Holding International Ltd	6.200	08/01/40	100,748
400,000		Noble Holding International Ltd	5.250	03/15/42	364,248
350,000		Occidental Petroleum Corp	2.500	02/01/16	362,262
350,000		Occidental Petroleum Corp	1.750	02/15/17	353,210
250,000		Occidental Petroleum Corp	1.500	02/15/18	245,934
250,000		Occidental Petroleum Corp	3.125	02/15/22	241,177
550,000		Occidental Petroleum Corp	2.700	02/15/23	508,136
406,000		Panhandle Eastern Pipeline Co LP	7.000	06/15/18	474,546
785,000		Pemex Project Funding Master Trust	5.750	03/01/18	869,388
750,000		Petrobras Global Finance BV	2.000	05/20/16	745,156
750,000		Petrobras Global Finance BV	3.000	01/15/19	705,315
750,000		Petrobras Global Finance BV	4.375	05/20/23	686,090
750,000		Petrobras Global Finance BV	5.625	05/20/43	628,118
500,000		Petrobras International Finance Co	2.875	02/06/15	507,256
350,000		Petrobras International Finance Co	3.875	01/27/16	361,126
47,000		Petrobras International Finance Co	6.125	10/06/16	51,288
625,000		Petrobras International Finance Co	3.500	02/06/17	634,657
1,125,000		Petrobras International Finance Co	7.875	03/15/19	1,294,965
100,000		Petrobras International Finance Co	5.750	01/20/20	103,906
1,400,000		Petrobras International Finance Co	5.375	01/27/21	1,406,419
875,000		Petrobras International Finance Co	6.875	01/20/40	859,549
300,000		Petrobras International Finance Co	6.750	01/27/41	290,106
75,000		Petro-Canada	6.800	05/15/38	89,179
700,000		Petrohawk Energy Corp	7.250	08/15/18	759,500
505,000		Petroleos Mexicanos	4.875	03/15/15	530,250
400,000		Petroleos Mexicanos	3.500	07/18/18	405,000
980,000		Petroleos Mexicanos	8.000	05/03/19	1,183,350
775,000		Petroleos Mexicanos	6.000	03/05/20	860,250
800,000		Petroleos Mexicanos	5.500	01/21/21	856,000
240,000		Petroleos Mexicanos	4.875	01/24/22	244,800
285,000		Petroleos Mexicanos	1.700	12/20/22	280,300
285,000		Petroleos Mexicanos	2.000	12/20/22	284,120
400,000		Petroleos Mexicanos	3.500	01/30/23	363,589
300,000		Petroleos Mexicanos	4.875	01/18/24	300,000
1,040,000		Petroleos Mexicanos	6.500	06/02/41	1,077,833
1,050,000		Petroleos Mexicanos	5.500	06/27/44	953,231
150,000		Phillips 66	4.300	04/01/22	152,919
300,000		Pioneer Natural Resources Co	6.650	03/15/17	345,848
375,000		Pioneer Natural Resources Co	3.950	07/15/22	376,691
200,000		Plains All American Pipeline LP	6.125	01/15/17	227,219
700,000		Plains All American Pipeline LP	5.000	02/01/21	762,255
46

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Plains All American Pipeline LP	2.850%	01/31/23	$182,718
400,000	Plains All American Pipeline LP	3.850	10/15/23	393,498
100,000	Plains All American Pipeline LP	6.650	01/15/37	118,047
250,000	Plains All American Pipeline LP	5.150	06/01/42	249,168
500,000	Plains Exploration & Production Co	6.875	02/15/23	536,250
100,000	Rowan Cos, Inc	5.000	09/01/17	108,714
300,000	Rowan Cos, Inc	7.875	08/01/19	361,612
250,000	Rowan Cos, Inc	4.875	06/01/22	257,965
100,000	Rowan Cos, Inc	5.400	12/01/42	90,356
440,000	Shell International Finance BV	3.100	06/28/15	459,634
300,000	Shell International Finance BV	0.625	12/04/15	300,002
200,000	Shell International Finance BV	1.125	08/21/17	198,531
805,000	Shell International Finance BV	4.300	09/22/19	888,662
1,130,000	Shell International Finance BV	4.375	03/25/20	1,245,515
200,000	Shell International Finance BV	2.375	08/21/22	183,996
500,000	Shell International Finance BV	2.250	01/06/23	450,288
500,000	Shell International Finance BV	3.400	08/12/23	494,316
421,000	Shell International Finance BV	6.375	12/15/38	525,776
200,000	Shell International Finance BV	3.625	08/21/42	174,730
500,000	Shell International Finance BV	4.550	08/12/43	492,588
200,000	Southwestern Energy Co	7.500	02/01/18	237,695
125,000	Southwestern Energy Co	4.100	03/15/22	125,022
210,000	Statoil ASA	2.900	10/15/14	215,442
350,000	Statoil ASA	3.125	08/17/17	372,000
375,000	Statoil ASA	1.200	01/17/18	367,585
300,000	Statoil ASA	1.150	05/15/18	291,533
450,000	Statoil ASA	5.250	04/15/19	516,593
250,000	Statoil ASA	3.150	01/23/22	246,800
375,000	Statoil ASA	2.450	01/17/23	342,670
300,000	Statoil ASA	2.650	01/15/24	277,445
200,000	Statoil ASA	5.100	08/17/40	210,179
400,000	Statoil ASA	4.250	11/23/41	368,376
300,000	Statoil ASA	3.950	05/15/43	265,876
550,000	Suncor Energy, Inc	6.100	06/01/18	644,257
1,400,000	Suncor Energy, Inc	6.500	06/15/38	1,631,493
300,000	Sunoco Logistics Partners Operations LP	3.450	01/15/23	279,169
100,000	Sunoco Logistics Partners Operations LP	6.100	02/15/42	104,401
25,000	Talisman Energy, Inc	7.750	06/01/19	30,312
450,000	Talisman Energy, Inc	3.750	02/01/21	439,237
300,000	Talisman Energy, Inc	5.850	02/01/37	291,722
200,000	Talisman Energy, Inc	5.500	05/15/42	186,339
200,000	Total Capital Canada Ltd	1.450	01/15/18	197,340
300,000	Total Capital Canada Ltd	2.750	07/15/23	281,315
400,000	Total Capital International S.A.	0.750	01/25/16	398,760
500,000	Total Capital International S.A.	1.000	08/12/16	501,212
1,000,000	Total Capital International S.A.	2.875	02/17/22	959,373
400,000	Total Capital International S.A.	2.700	01/25/23	372,408
300,000	Total Capital International S.A.	3.700	01/15/24	301,344
300,000	TransCanada Pipelines Ltd	0.875	03/02/15	300,929
500,000	TransCanada Pipelines Ltd	0.750	01/15/16	497,141
600,000	TransCanada Pipelines Ltd	3.800	10/01/20	629,416
1,050,000	TransCanada Pipelines Ltd	2.500	08/01/22	965,750
47

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$340,000		TransCanada Pipelines Ltd	5.850%	03/15/36	$376,664
469,000		TransCanada Pipelines Ltd	7.625	01/15/39	621,311
200,000		TransCanada Pipelines Ltd	6.100	06/01/40	231,802
300,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	309,585
200,000		Transocean, Inc	2.500	10/15/17	200,537
443,000		Transocean, Inc	6.000	03/15/18	499,157
700,000		Transocean, Inc	6.500	11/15/20	781,372
350,000		Transocean, Inc	6.375	12/15/21	389,049
550,000		Transocean, Inc	3.800	10/15/22	517,875
200,000		Transocean, Inc	6.800	03/15/38	212,330
165,000		Vale Overseas Ltd	6.250	01/23/17	184,955
1,045,000		Vale Overseas Ltd	4.625	09/15/20	1,057,224
1,242,000		Vale Overseas Ltd	4.375	01/11/22	1,196,597
150,000		Vale Overseas Ltd	8.250	01/17/34	172,418
864,000		Vale Overseas Ltd	6.875	11/21/36	876,264
680,000		Valero Energy Corp	6.125	02/01/20	781,857
330,000		Valero Energy Corp	7.500	04/15/32	385,237
500,000		Valero Energy Corp	6.625	06/15/37	543,072
840,000		Weatherford Bermuda Holdings Ltd	5.125	09/15/20	875,737
60,000		Weatherford Bermuda Holdings Ltd	6.750	09/15/40	62,112
350,000		Weatherford International Ltd	9.625	03/01/19	440,652
200,000		Weatherford International Ltd	4.500	04/15/22	197,942
500,000		Weatherford International Ltd	5.950	04/15/42	478,728
300,000		XTO Energy, Inc	6.250	08/01/17	354,657
		TOTAL ENERGY			109,007,246

FOOD & STAPLES RETAILING - 0.2%
550,000		CVS Caremark Corp	3.250	05/18/15	572,213
110,000		CVS Caremark Corp	5.750	06/01/17	125,789
185,000		CVS Caremark Corp	4.750	05/18/20	204,933
500,000		CVS Caremark Corp	4.125	05/15/21	524,567
500,000		CVS Caremark Corp	2.750	12/01/22	461,991
650,000		CVS Caremark Corp	6.125	09/15/39	743,009
105,000		Delhaize Group S.A.	6.500	06/15/17	118,996
100,000		Delhaize Group S.A.	4.125	04/10/19	104,287
235,000		Delhaize Group S.A.	5.700	10/01/40	229,561
300,000		Kroger Co	6.400	08/15/17	345,733
55,000		Kroger Co	6.800	12/15/18	65,723
445,000		Kroger Co	6.150	01/15/20	515,941
200,000		Kroger Co	3.400	04/15/22	194,681
200,000		Kroger Co	3.850	08/01/23	196,977
100,000		Kroger Co	6.900	04/15/38	117,344
250,000		Kroger Co	5.000	04/15/42	240,022
300,000		Kroger Co	5.150	08/01/43	293,621
239,000		Safeway, Inc	6.350	08/15/17	268,576
25,000		Safeway, Inc	5.000	08/15/19	26,109
240,000		Safeway, Inc	3.950	08/15/20	235,500
150,000		Safeway, Inc	4.750	12/01/21	150,623
50,000		Starbucks Corp	6.250	08/15/17	58,335
350,000		Starbucks Corp	3.850	10/01/23	355,770
200,000		SYSCO Corp	5.250	02/12/18	227,088
250,000		SYSCO Corp	2.600	06/12/22	236,550
48

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$100,000	SYSCO Corp	5.375%	09/21/35	$108,867
450,000	Walgreen Co	1.000	03/13/15	451,324
200,000	Walgreen Co	1.800	09/15/17	200,687
100,000	Walgreen Co	5.250	01/15/19	112,685
200,000	Walgreen Co	3.100	09/15/22	188,192
200,000	Walgreen Co	4.400	09/15/42	178,879
	TOTAL FOOD & STAPLES RETAILING			7,854,573

FOOD, BEVERAGE & TOBACCO - 1.1%
50,000	Altria Group, Inc	4.125	09/11/15	53,038
85,000	Altria Group, Inc	9.700	11/10/18	112,372
348,000	Altria Group, Inc	9.250	08/06/19	459,570
1,800,000	Altria Group, Inc	4.750	05/05/21	1,909,661
800,000	Altria Group, Inc	2.850	08/09/22	732,690
200,000	Altria Group, Inc	2.950	05/02/23	182,412
155,000	Altria Group, Inc	10.200	02/06/39	236,378
300,000	Altria Group, Inc	4.250	08/09/42	249,754
300,000	Altria Group, Inc	4.500	05/02/43	259,458
316,000	Anheuser-Busch Cos, Inc	5.500	01/15/18	363,424
300,000	Anheuser-Busch InBev Finance, Inc	0.800	01/15/16	299,770
300,000	Anheuser-Busch InBev Finance, Inc	1.250	01/17/18	293,953
500,000	Anheuser-Busch InBev Finance, Inc	2.625	01/17/23	465,651
400,000	Anheuser-Busch InBev Finance, Inc	4.000	01/17/43	360,272
500,000	Anheuser-Busch InBev Worldwide, Inc	0.800	07/15/15	502,263
950,000	Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	993,972
175,000	Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	174,264
800,000	Anheuser-Busch InBev Worldwide, Inc	5.375	01/15/20	919,529
1,390,000	Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	1,569,885
2,150,000	Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	1,988,999
485,000	Anheuser-Busch InBev Worldwide, Inc	6.375	01/15/40	600,713
100,000	Anheuser-Busch InBev Worldwide, Inc	3.750	07/15/42	86,480
100,000	Archer-Daniels-Midland Co	5.450	03/15/18	115,219
740,000	Archer-Daniels-Midland Co	4.016	04/16/43	650,814
200,000	Beam, Inc	1.750	06/15/18	195,652
200,000	Beam, Inc	3.250	05/15/22	194,599
200,000	Beam, Inc	3.250	06/15/23	192,757
450,000	Bottling Group LLC	5.125	01/15/19	511,937
200,000	Brown-Forman Corp	1.000	01/15/18	194,161
200,000	Brown-Forman Corp	2.250	01/15/23	181,558
400,000	Bunge Ltd	4.100	03/15/16	422,406
100,000	Bunge Ltd	3.200	06/15/17	103,570
100,000	Bunge Ltd	8.500	06/15/19	124,516
325,000	Campbell Soup Co	3.050	07/15/17	341,377
100,000	Campbell Soup Co	4.250	04/15/21	104,475
150,000	Campbell Soup Co	2.500	08/02/22	136,359
150,000	Campbell Soup Co	3.800	08/02/42	120,864
400,000	Coca-Cola Co	1.150	04/01/18	391,207
300,000	Coca-Cola Co	2.500	04/01/23	283,933
325,000	Coca-Cola Co	1.500	11/15/15	331,318
1,835,000	Coca-Cola Co	1.800	09/01/16	1,886,415
500,000	Coca-Cola Co	1.650	03/14/18	501,076
410,000	Coca-Cola Co	3.150	11/15/20	421,940
49

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$150,000		Coca-Cola Enterprises, Inc	2.125%	09/15/15	$153,325
100,000		Coca-Cola Enterprises, Inc	3.500	09/15/20	100,815
100,000		Coca-Cola Enterprises, Inc	3.250	08/19/21	97,970
100,000		Coca-Cola Femsa SAB de C.V.	4.625	02/15/20	106,795
100,000		Coca-Cola HBC Finance BV	5.500	09/17/15	107,932
300,000		ConAgra Foods, Inc	1.900	01/25/18	296,075
200,000		ConAgra Foods, Inc	2.100	03/15/18	198,403
325,000		ConAgra Foods, Inc	7.000	04/15/19	390,095
200,000		ConAgra Foods, Inc	3.250	09/15/22	191,465
125,000		ConAgra Foods, Inc	3.200	01/25/23	116,940
100,000		ConAgra Foods, Inc	7.000	10/01/28	121,911
100,000	g	ConAgra Foods, Inc	6.625	08/15/39	115,849
450,000		ConAgra Foods, Inc	4.650	01/25/43	408,432
100,000		Corn Products International, Inc	4.625	11/01/20	105,920
350,000		Diageo Capital plc	5.500	09/30/16	394,715
1,000,000		Diageo Capital plc	1.500	05/11/17	1,000,359
325,000		Diageo Capital plc	5.750	10/23/17	373,618
500,000		Diageo Capital plc	1.125	04/29/18	482,900
200,000		Diageo Capital plc	5.875	09/30/36	230,291
400,000		Diageo Capital plc	3.875	04/29/43	344,580
100,000		Dr Pepper Snapple Group, Inc	2.900	01/15/16	103,762
350,000		Dr Pepper Snapple Group, Inc	2.600	01/15/19	352,933
150,000		Dr Pepper Snapple Group, Inc	2.000	01/15/20	141,736
150,000		Dr Pepper Snapple Group, Inc	2.700	11/15/22	139,061
150,000		Flowers Foods, Inc	4.375	04/01/22	148,508
200,000		Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	177,952
300,000		Fomento Economico Mexicano SAB de C.V.	4.375	05/10/43	246,337
342,000		Fortune Brands, Inc	5.375	01/15/16	372,649
725,000		General Mills, Inc	5.200	03/17/15	772,440
100,000		General Mills, Inc	0.875	01/29/16	99,957
210,000		General Mills, Inc	5.650	02/15/19	243,255
200,000		General Mills, Inc	3.150	12/15/21	197,185
150,000		General Mills, Inc	5.400	06/15/40	163,408
100,000		General Mills, Inc	4.150	02/15/43	90,812
100,000		Hershey Co	1.500	11/01/16	100,983
150,000		Hershey Co	4.125	12/01/20	162,738
400,000		Hershey Co	2.625	05/01/23	376,175
250,000		Ingredion, Inc	1.800	09/25/17	246,496
100,000		JM Smucker Co	3.500	10/15/21	99,188
200,000		Kellogg Co	1.125	05/15/15	201,607
100,000		Kellogg Co	1.875	11/17/16	101,834
200,000		Kellogg Co	1.750	05/17/17	200,772
600,000		Kellogg Co	4.000	12/15/20	635,093
300,000		Kellogg Co	3.125	05/17/22	291,742
200,000		Kellogg Co	2.750	03/01/23	185,205
100,000		Kellogg Co	7.450	04/01/31	127,774
100,000		Kraft Foods Group, Inc	1.625	06/04/15	101,558
600,000		Kraft Foods Group, Inc	2.250	06/05/17	611,917
1,525,000		Kraft Foods Group, Inc	3.500	06/06/22	1,506,142
300,000		Kraft Foods Group, Inc	6.500	02/09/40	352,599
400,000		Kraft Foods Group, Inc	5.000	06/04/42	396,246
803,000		Kraft Foods, Inc	6.500	08/11/17	933,833
50

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$250,000	Kraft Foods, Inc	6.125%	02/01/18	$289,060
1,200,000	Kraft Foods, Inc	5.375	02/10/20	1,355,005
1,145,000	Kraft Foods, Inc	6.500	02/09/40	1,343,925
200,000	Lorillard Tobacco Co	3.500	08/04/16	209,504
300,000	Lorillard Tobacco Co	2.300	08/21/17	297,354
270,000	Lorillard Tobacco Co	6.875	05/01/20	310,501
350,000	Lorillard Tobacco Co	3.750	05/20/23	321,472
200,000	McCormick & Co, Inc	3.500	09/01/23	200,859
150,000	Molson Coors Brewing Co	3.500	05/01/22	149,038
300,000	Molson Coors Brewing Co	5.000	05/01/42	292,333
45,000	PepsiAmericas, Inc	4.375	02/15/14	45,650
300,000	PepsiCo, Inc	0.700	02/26/16	299,120
850,000	PepsiCo, Inc	2.500	05/10/16	884,372
250,000	PepsiCo, Inc	1.250	08/13/17	246,369
840,000	PepsiCo, Inc	7.900	11/01/18	1,069,307
400,000	PepsiCo, Inc	2.250	01/07/19	400,982
100,000	PepsiCo, Inc	4.500	01/15/20	110,230
400,000	PepsiCo, Inc	3.125	11/01/20	406,043
200,000	PepsiCo, Inc	3.000	08/25/21	197,126
400,000	PepsiCo, Inc	2.750	03/05/22	380,886
500,000	PepsiCo, Inc	2.750	03/01/23	468,333
310,000	PepsiCo, Inc	4.875	11/01/40	313,872
400,000	PepsiCo, Inc	4.000	03/05/42	357,942
200,000	PepsiCo, Inc	3.600	08/13/42	166,206
500,000	Philip Morris International, Inc	1.125	08/21/17	490,912
1,300,000	Philip Morris International, Inc	5.650	05/16/18	1,504,637
200,000	Philip Morris International, Inc	2.900	11/15/21	193,823
200,000	Philip Morris International, Inc	2.500	08/22/22	184,152
500,000	Philip Morris International, Inc	2.625	03/06/23	462,184
240,000	Philip Morris International, Inc	6.375	05/16/38	285,196
150,000	Philip Morris International, Inc	4.375	11/15/41	137,786
200,000	Philip Morris International, Inc	4.500	03/20/42	187,148
150,000	Philip Morris International, Inc	3.875	08/21/42	127,148
300,000	Philip Morris International, Inc	4.125	03/04/43	265,157
400,000	Reynolds American, Inc	1.050	10/30/15	400,207
50,000	Reynolds American, Inc	6.750	06/15/17	57,770
200,000	Reynolds American, Inc	7.750	06/01/18	243,069
400,000	Reynolds American, Inc	3.250	11/01/22	368,210
200,000	Reynolds American, Inc	4.850	09/15/23	207,721
65,000	Reynolds American, Inc	7.250	06/15/37	75,180
400,000	Reynolds American, Inc	4.750	11/01/42	348,775
200,000	Reynolds American, Inc	6.150	09/15/43	209,244
133,000	Sara Lee Corp	4.100	09/15/20	134,869
400,000	Tyson Foods, Inc	4.500	06/15/22	415,168
	TOTAL FOOD, BEVERAGE & TOBACCO			51,854,793

HEALTH CARE EQUIPMENT & SERVICES - 0.5%
100,000	Allergan, Inc	5.750	04/01/16	111,558
200,000	Allergan, Inc	1.350	03/15/18	194,995
250,000	Allergan, Inc	3.375	09/15/20	256,357
200,000	Allergan, Inc	2.800	03/15/23	188,704
200,000	AmerisourceBergen Corp	5.875	09/15/15	218,925
51

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$100,000		AmerisourceBergen Corp	3.500%	11/15/21	$100,224
200,000		Ascension Health, Inc	4.847	11/15/53	196,825
200,000		Baxter International, Inc	4.625	03/15/15	211,620
300,000		Baxter International, Inc	0.950	06/01/16	300,599
200,000		Baxter International, Inc	5.900	09/01/16	227,837
300,000		Baxter International, Inc	1.850	06/15/18	299,733
420,000		Baxter International, Inc	4.500	08/15/19	467,754
300,000		Baxter International, Inc	3.200	06/15/23	292,708
116,000		Baxter International, Inc	6.250	12/01/37	140,993
150,000		Baxter International, Inc	3.650	08/15/42	127,523
300,000		Baxter International, Inc	4.500	06/15/43	294,579
25,000		Becton Dickinson & Co	5.000	05/15/19	28,382
150,000		Becton Dickinson & Co	3.250	11/12/20	152,504
850,000		Becton Dickinson and Co	3.125	11/08/21	842,637
100,000		Bio-Rad Laboratories, Inc	4.875	12/15/20	103,539
300,000		Boston Scientific Corp	6.400	06/15/16	336,844
150,000		Boston Scientific Corp	2.650	10/01/18	150,066
650,000		Boston Scientific Corp	6.000	01/15/20	743,379
150,000		Boston Scientific Corp	4.125	10/01/23	149,106
200,000		Cardinal Health, Inc	4.000	06/15/15	210,523
200,000		Cardinal Health, Inc	1.700	03/15/18	195,452
100,000		Cardinal Health, Inc	4.625	12/15/20	106,856
100,000		Cardinal Health, Inc	3.200	06/15/22	95,249
200,000		Cardinal Health, Inc	3.200	03/15/23	186,501
100,000		Cardinal Health, Inc	4.600	03/15/43	91,397
100,000		CareFusion Corp	5.125	08/01/14	103,573
100,000		CareFusion Corp	6.375	08/01/19	114,524
200,000	g	CareFusion Corp	3.300	03/01/23	187,349
100,000		Coventry Health Care, Inc	6.300	08/15/14	104,717
100,000		Coventry Health Care, Inc	5.450	06/15/21	111,080
450,000		Covidien International Finance S.A.	6.000	10/15/17	520,365
650,000		Covidien International Finance S.A.	3.200	06/15/22	637,029
500,000		Covidien International Finance S.A.	2.950	06/15/23	471,708
100,000		Covidien International Finance S.A.	6.550	10/15/37	124,432
225,000		CR Bard, Inc	1.375	01/15/18	217,992
100,000		CR Bard, Inc	4.400	01/15/21	106,285
100,000		DENTSPLY International, Inc	4.125	08/15/21	101,225
100,000	h	Edwards Lifesciences Corp	2.875	10/15/18	99,606
900,000		Express Scripts Holding Co	2.750	11/21/14	919,502
150,000		Express Scripts Holding Co	3.500	11/15/16	158,752
300,000		Express Scripts Holding Co	2.650	02/15/17	309,288
250,000		Express Scripts Holding Co	4.750	11/15/21	267,577
525,000		Express Scripts Holding Co	3.900	02/15/22	531,827
450,000		Express Scripts Holding Co	6.125	11/15/41	514,628
300,000		Express Scripts, Inc	3.125	05/15/16	314,007
100,000		Kaiser Foundation Hospitals	3.500	04/01/22	97,717
100,000		Kaiser Foundation Hospitals	4.875	04/01/42	98,083
200,000		Laboratory Corp of America Holdings	3.125	05/15/16	207,137
100,000		Laboratory Corp of America Holdings	2.200	08/23/17	100,038
200,000		Laboratory Corp of America Holdings	3.750	08/23/22	194,863
200,000		Mayo Clinic Rochester	4.000	11/15/47	167,165
100,000		McKesson Corp	0.950	12/04/15	100,097
52

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$430,000	McKesson Corp	3.250%	03/01/16	$453,160
25,000	McKesson Corp	5.700	03/01/17	28,354
200,000	McKesson Corp	1.400	03/15/18	194,751
180,000	McKesson Corp	4.750	03/01/21	197,561
100,000	McKesson Corp	2.700	12/15/22	93,471
200,000	McKesson Corp	2.850	03/15/23	188,576
100,000	McKesson Corp	6.000	03/01/41	116,122
250,000	Medco Health Solutions, Inc	2.750	09/15/15	258,306
250,000	Medco Health Solutions, Inc	7.125	03/15/18	301,452
205,000	Medtronic, Inc	4.750	09/15/15	220,783
250,000	Medtronic, Inc	1.375	04/01/18	245,437
200,000	Medtronic, Inc	5.600	03/15/19	227,691
1,305,000	Medtronic, Inc	4.450	03/15/20	1,429,047
250,000	Medtronic, Inc	2.750	04/01/23	234,824
200,000	Medtronic, Inc	4.500	03/15/42	194,614
150,000	Medtronic, Inc	4.000	04/01/43	134,394
350,000	NYU Hospitals Center	5.750	07/01/43	360,753
150,000	PerkinElmer, Inc	5.000	11/15/21	154,850
235,000	Quest Diagnostics, Inc	6.400	07/01/17	268,101
450,000	St. Jude Medical, Inc	2.500	01/15/16	462,374
200,000	St. Jude Medical, Inc	3.250	04/15/23	190,079
200,000	St. Jude Medical, Inc	4.750	04/15/43	189,900
150,000	Stryker Corp	3.000	01/15/15	154,644
150,000	Stryker Corp	2.000	09/30/16	154,169
200,000	Stryker Corp	1.300	04/01/18	195,111
90,000	Stryker Corp	4.375	01/15/20	98,290
200,000	Stryker Corp	4.100	04/01/43	180,308
165,000	Thermo Fisher Scientific, Inc	5.000	06/01/15	175,576
550,000	Thermo Fisher Scientific, Inc	2.250	08/15/16	560,069
350,000	Thermo Fisher Scientific, Inc	1.850	01/15/18	343,752
455,000	Thermo Fisher Scientific, Inc	4.700	05/01/20	483,872
250,000	Thermo Fisher Scientific, Inc	3.150	01/15/23	231,490
100,000	Zimmer Holdings, Inc	1.400	11/30/14	100,696
150,000	Zimmer Holdings, Inc	3.375	11/30/21	146,411
106,000	Zimmer Holdings, Inc	5.750	11/30/39	117,161
	TOTAL HEALTH CARE EQUIPMENT & SERVICES			22,990,084

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
100,000	Avon Products, Inc	2.375	03/15/16	102,037
100,000	Avon Products, Inc	6.500	03/01/19	112,105
150,000	Avon Products, Inc	4.600	03/15/20	155,549
150,000	Avon Products, Inc	5.000	03/15/23	150,925
100,000	Avon Products, Inc	6.950	03/15/43	100,095
25,000	Clorox Co	5.000	01/15/15	26,330
350,000	Clorox Co	3.550	11/01/15	368,197
100,000	Clorox Co	3.800	11/15/21	100,922
100,000	Clorox Co	3.050	09/15/22	95,326
400,000	Colgate-Palmolive Co	1.300	01/15/17	402,834
300,000	Colgate-Palmolive Co	0.900	05/01/18	290,900
200,000	Colgate-Palmolive Co	2.300	05/03/22	187,771
200,000	Colgate-Palmolive Co	1.950	02/01/23	180,165
60,000	Colgate-Palmolive Co	6.450	06/16/28	72,719
53

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$150,000		Ecolab, Inc	2.375%	12/08/14	$152,868
300,000		Ecolab, Inc	1.000	08/09/15	300,139
100,000		Ecolab, Inc	3.000	12/08/16	104,883
250,000		Ecolab, Inc	1.450	12/08/17	245,106
350,000		Ecolab, Inc	4.350	12/08/21	368,767
100,000		Ecolab, Inc	5.500	12/08/41	107,317
200,000		Estee Lauder Cos, Inc	2.350	08/15/22	183,065
100,000		Estee Lauder Cos, Inc	6.000	05/15/37	111,210
1,825,000		Procter & Gamble Co	4.700	02/15/19	2,075,558
800,000		Procter & Gamble Co	2.300	02/06/22	761,940
300,000		Procter & Gamble Co	3.100	08/15/23	296,539
225,000		Procter & Gamble Co	5.550	03/05/37	261,784
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			7,315,051

INSURANCE - 1.1%
85,000		ACE INA Holdings, Inc	5.875	06/15/14	88,050
200,000		ACE INA Holdings, Inc	5.600	05/15/15	215,507
100,000		ACE INA Holdings, Inc	2.600	11/23/15	103,648
25,000		ACE INA Holdings, Inc	5.800	03/15/18	29,003
500,000		ACE INA Holdings, Inc	5.900	06/15/19	591,530
250,000		ACE INA Holdings, Inc	2.700	03/13/23	234,661
150,000		ACE INA Holdings, Inc	4.150	03/13/43	138,669
400,000		Aegon NV	4.625	12/01/15	428,738
125,000		Aetna, Inc	1.500	11/15/17	122,738
200,000		Aetna, Inc	6.500	09/15/18	236,827
250,000		Aetna, Inc	3.950	09/01/20	260,950
500,000		Aetna, Inc	2.750	11/15/22	461,416
240,000		Aetna, Inc	6.625	06/15/36	287,698
350,000		Aetna, Inc	4.500	05/15/42	323,404
500,000		Aetna, Inc	4.125	11/15/42	435,883
200,000		Aflac, Inc	8.500	05/15/19	258,502
300,000		Aflac, Inc	4.000	02/15/22	307,780
300,000		Aflac, Inc	3.625	06/15/23	292,968
125,000		Aflac, Inc	6.900	12/17/39	154,751
300,000		Alleghany Corp	4.950	06/27/22	317,025
1,250,000		Allstate Corp	3.150	06/15/23	1,210,500
100,000		Allstate Corp	4.500	06/15/43	96,934
200,000	i	Allstate Corp	5.750	08/15/53	195,000
100,000		American Financial Group, Inc	9.875	06/15/19	129,731
700,000		American International Group, Inc	3.800	03/22/17	744,458
1,350,000		American International Group, Inc	8.250	08/15/18	1,683,220
750,000		American International Group, Inc	3.375	08/15/20	750,457
900,000		American International Group, Inc	6.400	12/15/20	1,060,572
900,000		American International Group, Inc	4.875	06/01/22	965,485
300,000		American International Group, Inc	4.125	02/15/24	300,207
800,000		American International Group, Inc	6.250	05/01/36	914,066
328,000		American International Group, Inc	6.820	11/15/37	394,288
200,000		Aon Corp	3.125	05/27/16	209,295
50,000		Aon Corp	5.000	09/30/20	54,983
200,000		Aon Corp	6.250	09/30/40	227,995
100,000		Aon plc	4.250	12/12/42	86,183
200,000		Aon plc	4.450	05/24/43	178,217
54

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$100,000		Assurant, Inc	2.500%	03/15/18	$98,178
100,000		Assurant, Inc	4.000	03/15/23	96,803
100,000		Assurant, Inc	6.750	02/15/34	107,367
270,000		AXA S.A.	8.600	12/15/30	326,428
50,000		Axis Specialty Finance	5.875	06/01/20	55,409
333,000		Berkshire Hathaway Finance Corp	4.850	01/15/15	351,484
300,000		Berkshire Hathaway Finance Corp	2.450	12/15/15	311,008
300,000		Berkshire Hathaway Finance Corp	1.600	05/15/17	302,535
225,000		Berkshire Hathaway Finance Corp	1.300	05/15/18	219,649
750,000		Berkshire Hathaway Finance Corp	5.400	05/15/18	864,779
300,000		Berkshire Hathaway Finance Corp	2.000	08/15/18	300,835
400,000		Berkshire Hathaway Finance Corp	3.000	05/15/22	388,499
300,000		Berkshire Hathaway Finance Corp	4.400	05/15/42	275,655
100,000		Berkshire Hathaway Finance Corp	4.300	05/15/43	90,642
700,000		Berkshire Hathaway, Inc	1.900	01/31/17	713,628
400,000		Berkshire Hathaway, Inc	1.550	02/09/18	396,169
200,000		Boardwalk Pipelines LP	3.375	02/01/23	183,764
40,000		Chubb Corp	5.750	05/15/18	46,526
350,000		Chubb Corp	6.000	05/11/37	416,027
300,000	i	Chubb Corp	6.375	03/29/67	321,750
200,000		Cigna Corp	5.375	02/15/42	209,901
540,000		CIGNA Corp	5.125	06/15/20	595,120
400,000		CIGNA Corp	4.500	03/15/21	427,183
200,000		Cincinnati Financial Corp	6.920	05/15/28	240,231
200,000		CNA Financial Corp	5.850	12/15/14	211,477
40,000		CNA Financial Corp	6.500	08/15/16	45,236
500,000		CNA Financial Corp	5.750	08/15/21	563,302
250,000		Fidelity National Financial, Inc	5.500	09/01/22	263,534
100,000		First American Financial Corp	4.300	02/01/23	96,790
260,000		Genworth Financial, Inc	7.200	02/15/21	299,600
300,000		Genworth Financial, Inc	7.625	09/24/21	354,574
100,000		Genworth Holdings, Inc	4.900	08/15/23	100,403
250,000		Hartford Financial Services Group, Inc	5.125	04/15/22	273,617
321,000		Hartford Financial Services Group, Inc	6.625	03/30/40	384,188
750,000		Hartford Financial Services Group, Inc	4.300	04/15/43	661,846
300,000		Humana, Inc	6.450	06/01/16	337,132
100,000		Humana, Inc	3.150	12/01/22	93,040
100,000		Humana, Inc	8.150	06/15/38	132,375
200,000		Humana, Inc	4.625	12/01/42	178,105
100,000		Infinity Property & Casualty Corp	5.000	09/19/22	98,248
300,000		ING US, Inc	2.900	02/15/18	301,224
150,000		ING US, Inc	5.500	07/15/22	161,481
200,000	g	ING US, Inc	5.700	07/15/43	198,514
300,000		Lincoln National Corp	4.300	06/15/15	316,253
200,000		Lincoln National Corp	8.750	07/01/19	259,154
400,000		Lincoln National Corp	4.200	03/15/22	409,510
525,000		Lincoln National Corp	4.000	09/01/23	522,538
30,000		Lincoln National Corp	6.150	04/07/36	34,093
150,000		Lincoln National Corp	7.000	06/15/40	189,441
100,000		Loews Corp	5.250	03/15/16	110,071
200,000		Loews Corp	2.625	05/15/23	182,925
200,000		Loews Corp	4.125	05/15/43	171,941
55

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$100,000		Manulife Financial Corp	3.400%	09/17/15	$104,190
100,000		Manulife Financial Corp	4.900	09/17/20	107,249
100,000		Markel Corp	7.125	09/30/19	119,503
150,000		Markel Corp	4.900	07/01/22	157,416
100,000		Markel Corp	3.625	03/30/23	95,030
100,000		Markel Corp	5.000	03/30/43	93,130
200,000		Marsh & McLennan Cos, Inc	5.375	07/15/14	207,229
150,000		Marsh & McLennan Cos, Inc	2.300	04/01/17	151,529
100,000		Marsh & McLennan Cos, Inc	2.550	10/15/18	100,514
125,000		Marsh & McLennan Cos, Inc	9.250	04/15/19	162,041
150,000		Marsh & McLennan Cos, Inc	4.800	07/15/21	162,120
200,000		Marsh & McLennan Cos, Inc	4.050	10/15/23	200,527
200,000		Memorial Sloan-Kettering Cancer Center	4.125	07/01/52	166,946
280,000		Metlife, Inc	5.000	06/15/15	299,791
575,000		Metlife, Inc	6.750	06/01/16	658,913
175,000		Metlife, Inc	1.756	12/15/17	173,707
1,050,000		Metlife, Inc	4.750	02/08/21	1,148,055
700,000		Metlife, Inc	3.048	12/15/22	667,338
50,000		Metlife, Inc	6.375	06/15/34	60,167
405,000		Metlife, Inc	5.700	06/15/35	448,427
130,000		Metlife, Inc	5.875	02/06/41	147,649
200,000		Metlife, Inc	4.125	08/13/42	175,846
325,000		MetLife, Inc	4.368	09/15/23	339,757
200,000		Montpelier Re Holdings Ltd	4.700	10/15/22	196,144
20,000		Nationwide Financial Services	6.750	05/15/37	19,800
250,000		OneBeacon US Holdings, Inc	4.600	11/09/22	247,423
100,000		PartnerRe Ltd	5.500	06/01/20	109,502
100,000	g	Primerica, Inc	4.750	07/15/22	104,618
100,000		Principal Financial Group, Inc	1.850	11/15/17	99,137
130,000		Principal Financial Group, Inc	8.875	05/15/19	168,501
100,000		Principal Financial Group, Inc	3.300	09/15/22	97,144
150,000		Principal Financial Group, Inc	3.125	05/15/23	142,285
100,000		Principal Financial Group, Inc	6.050	10/15/36	115,287
100,000		Principal Financial Group, Inc	4.625	09/15/42	94,557
200,000		Principal Financial Group, Inc	4.350	05/15/43	179,390
120,000		Progressive Corp	6.250	12/01/32	143,453
300,000	i	Progressive Corp	6.700	06/15/37	321,000
100,000		Protective Life Corp	7.375	10/15/19	120,912
295,000		Prudential Financial, Inc	5.100	09/20/14	307,532
200,000		Prudential Financial, Inc	4.750	09/17/15	214,590
300,000		Prudential Financial, Inc	3.000	05/12/16	313,636
60,000		Prudential Financial, Inc	6.100	06/15/17	68,822
100,000		Prudential Financial, Inc	2.300	08/15/18	100,875
1,020,000		Prudential Financial, Inc	7.375	06/15/19	1,263,024
300,000		Prudential Financial, Inc	4.500	11/16/21	320,220
400,000		Prudential Financial, Inc	5.750	07/15/33	433,065
450,000		Prudential Financial, Inc	6.200	11/15/40	516,298
125,000	i	Prudential Financial, Inc	5.875	09/15/42	122,500
500,000	i	Prudential Financial, Inc	5.625	06/15/43	470,940
150,000		Prudential Financial, Inc	5.100	08/15/43	148,358
100,000	i	Prudential Financial, Inc	5.200	03/15/44	90,700
150,000		Reinsurance Group of America, Inc	5.625	03/15/17	165,765
56

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$100,000	Reinsurance Group of America, Inc	5.000%	06/01/21	$107,033
250,000	Reinsurance Group of America, Inc	4.700	09/15/23	255,642
100,000	StanCorp Financial Group, Inc	5.000	08/15/22	99,872
250,000	Torchmark Corp	3.800	09/15/22	246,872
100,000	Transatlantic Holdings, Inc	5.750	12/14/15	109,986
20,000	Transatlantic Holdings, Inc	8.000	11/30/39	24,562
610,000	Travelers Cos, Inc	5.800	05/15/18	711,733
130,000	Travelers Cos, Inc	5.900	06/02/19	154,870
600,000	Travelers Cos, Inc	5.350	11/01/40	657,230
200,000	Travelers Cos, Inc	4.600	08/01/43	197,686
100,000	Travelers Property Casualty Corp	6.375	03/15/33	122,917
100,000	UnitedHealth Group, Inc	5.375	03/15/16	110,347
325,000	UnitedHealth Group, Inc	1.400	10/15/17	320,843
324,000	UnitedHealth Group, Inc	6.000	02/15/18	377,635
300,000	UnitedHealth Group, Inc	1.625	03/15/19	289,089
700,000	UnitedHealth Group, Inc	4.700	02/15/21	765,169
325,000	UnitedHealth Group, Inc	2.750	02/15/23	302,768
200,000	UnitedHealth Group, Inc	2.875	03/15/23	188,205
365,000	UnitedHealth Group, Inc	6.625	11/15/37	446,259
250,000	UnitedHealth Group, Inc	6.875	02/15/38	313,857
150,000	UnitedHealth Group, Inc	4.625	11/15/41	143,030
300,000	UnitedHealth Group, Inc	4.375	03/15/42	276,307
350,000	UnitedHealth Group, Inc	3.950	10/15/42	300,136
200,000	UnitedHealth Group, Inc	4.250	03/15/43	182,105
100,000	Unitrin, Inc	6.000	11/30/15	107,954
110,000	Unum Group	5.625	09/15/20	121,331
200,000	Verisk Analytics, Inc	5.800	05/01/21	221,026
200,000	WellPoint, Inc	1.250	09/10/15	201,361
200,000	WellPoint, Inc	1.875	01/15/18	198,248
500,000	WellPoint, Inc	2.300	07/15/18	500,230
150,000	WellPoint, Inc	3.700	08/15/21	150,621
800,000	WellPoint, Inc	3.125	05/15/22	759,638
200,000	WellPoint, Inc	3.300	01/15/23	188,522
300,000	WellPoint, Inc	4.625	05/15/42	274,366
200,000	WellPoint, Inc	4.650	01/15/43	183,482
500,000	WellPoint, Inc	5.100	01/15/44	487,048
200,000	Willis Group Holdings plc	5.750	03/15/21	215,970
165,000	WR Berkley Corp	5.375	09/15/20	180,347
250,000	WR Berkley Corp	4.625	03/15/22	258,436
350,000	XL Capital Ltd	6.375	11/15/24	401,361
100,000	XL Group PLC	5.250	09/15/14	104,198
	TOTAL INSURANCE			52,682,365

MATERIALS - 1.1%
300,000	3M Co	1.375	09/29/16	305,318
200,000	3M Co	1.000	06/26/17	196,602
200,000	3M Co	2.000	06/26/22	186,536
190,000	3M Co	5.700	03/15/37	221,238
100,000	Agrium, Inc	6.750	01/15/19	117,711
150,000	Agrium, Inc	3.150	10/01/22	139,186
200,000	Agrium, Inc	3.500	06/01/23	188,858
100,000	Agrium, Inc	6.125	01/15/41	107,259
57

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Agrium, Inc	4.900%	06/01/43	$181,397
200,000	Air Products & Chemicals, Inc	1.200	10/15/17	194,820
150,000	Air Products & Chemicals, Inc	3.000	11/03/21	145,197
150,000	Air Products & Chemicals, Inc	2.750	02/03/23	141,480
180,000	Airgas, Inc	4.500	09/15/14	186,509
200,000	Airgas, Inc	1.650	02/15/18	194,467
250,000	Airgas, Inc	2.900	11/15/22	231,382
100,000	Albemarle Corp	4.500	12/15/20	104,258
200,000	Alcoa, Inc	5.550	02/01/17	214,652
430,000	Alcoa, Inc	6.150	08/15/20	448,585
550,000	Alcoa, Inc	5.400	04/15/21	543,726
300,000	Alcoa, Inc	5.870	02/23/22	300,032
250,000	Alcoa, Inc	5.950	02/01/37	222,045
100,000	Allegheny Technologies, Inc	5.950	01/15/21	105,001
300,000	Allegheny Technologies, Inc	5.875	08/15/23	303,425
200,000	Avery Dennison Corp	3.350	04/15/23	188,452
180,000	Barrick Australian Finance Pty Ltd	5.950	10/15/39	155,544
150,000	Barrick Gold Corp	2.500	05/01/18	143,032
350,000	Barrick Gold Corp	6.950	04/01/19	399,374
250,000	Barrick Gold Corp	3.850	04/01/22	221,098
225,000	Barrick Gold Corp	4.100	05/01/23	198,135
250,000	Barrick Gold Corp	5.250	04/01/42	200,122
1,500,000	Barrick North America Finance LLC	4.400	05/30/21	1,393,708
300,000	Barrick North America Finance LLC	5.750	05/01/43	251,726
110,000	Bemis Co, Inc	5.650	08/01/14	114,453
100,000	Bemis Co, Inc	6.800	08/01/19	119,115
200,000	Cabot Corp	3.700	07/15/22	194,612
200,000	Carpenter Technology Corp	4.450	03/01/23	195,968
220,000	Celulosa Arauco y Constitucion S.A.	5.625	04/20/15	232,696
100,000	Celulosa Arauco y Constitucion S.A.	5.000	01/21/21	99,286
100,000	Celulosa Arauco y Constitucion S.A.	4.750	01/11/22	97,147
350,000	CF Industries, Inc	7.125	05/01/20	410,327
200,000	CF Industries, Inc	3.450	06/01/23	185,358
200,000	CF Industries, Inc	4.950	06/01/43	180,695
250,000	Church & Dwight Co, Inc	2.875	10/01/22	235,125
300,000	Cliffs Natural Resources, Inc	3.950	01/15/18	301,283
50,000	Cliffs Natural Resources, Inc	4.800	10/01/20	47,663
200,000	Cliffs Natural Resources, Inc	4.875	04/01/21	188,683
150,000	Cliffs Natural Resources, Inc	6.250	10/01/40	125,398
100,000	Corning, Inc	1.450	11/15/17	98,854
225,000	Corning, Inc	4.250	08/15/20	242,804
100,000	Corning, Inc	5.750	08/15/40	110,666
200,000	Corning, Inc	4.750	03/15/42	196,262
150,000	Cytec Industries, Inc	3.500	04/01/23	139,424
200,000	Domtar Corp	4.400	04/01/22	193,021
100,000	Domtar Corp	6.250	09/01/42	97,618
591,000	Dow Chemical Co	8.550	05/15/19	753,746
1,500,000	Dow Chemical Co	4.250	11/15/20	1,566,699
500,000	Dow Chemical Co	4.125	11/15/21	510,373
550,000	Dow Chemical Co	3.000	11/15/22	506,437
350,000	Dow Chemical Co	5.250	11/15/41	343,326
375,000	Dow Chemical Co	4.375	11/15/42	324,205
58

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,420,000		E.I. du Pont de Nemours & Co	4.625%	01/15/20	$1,563,389
175,000		Eastman Chemical Co	2.400	06/01/17	177,522
165,000		Eastman Chemical Co	5.500	11/15/19	184,761
250,000		Eastman Chemical Co	3.600	08/15/22	243,185
150,000		Eastman Chemical Co	4.800	09/01/42	142,101
90,000		EI du Pont de Nemours & Co	5.250	12/15/16	101,578
700,000		EI du Pont de Nemours & Co	6.000	07/15/18	827,812
300,000		EI du Pont de Nemours & Co	2.800	02/15/23	282,489
225,000		EI du Pont de Nemours & Co	4.150	02/15/43	201,699
100,000		FMC Corp	3.950	02/01/22	99,874
1,650,000	g	Freeport McMoran	2.375	03/15/18	1,594,634
300,000	g	Freeport McMoran	3.100	03/15/20	282,095
675,000	g	Freeport-McMoRan Copper & Gold, Inc	3.875	03/15/23	622,319
400,000	g	Freeport-McMoRan Copper & Gold, Inc	5.450	03/15/43	358,526
650,000		Freeport-McMoRan Copper & Gold, Inc	3.550	03/01/22	597,804
200,000		Georgia-Pacific LLC	7.700	06/15/15	221,717
300,000		Georgia-Pacific LLC	8.000	01/15/24	385,730
250,000		Georgia-Pacific LLC	7.750	11/15/29	316,375
250,000		Goldcorp, Inc	2.125	03/15/18	243,602
250,000		Goldcorp, Inc	3.700	03/15/23	228,100
100,000		Hubbell, Inc	3.625	11/15/22	99,289
300,000		International Flavors & Fragrances, Inc	3.200	05/01/23	283,635
300,000		International Paper Co	7.950	06/15/18	372,368
144,000		International Paper Co	9.375	05/15/19	189,897
330,000		International Paper Co	7.500	08/15/21	406,090
170,000		International Paper Co	7.300	11/15/39	207,457
450,000		International Paper Co	6.000	11/15/41	480,938
330,000		Kimberly-Clark Corp	6.250	07/15/18	393,502
225,000		Kimberly-Clark Corp	3.625	08/01/20	236,211
100,000		Kimberly-Clark Corp	3.875	03/01/21	105,998
125,000		Kimberly-Clark Corp	2.400	03/01/22	118,588
200,000		Kimberly-Clark Corp	2.400	06/01/23	185,567
200,000		Kimberly-Clark Corp	6.625	08/01/37	258,516
200,000		Kimberly-Clark Corp	3.700	06/01/43	174,765
150,000		Kinross Gold Corp	5.125	09/01/21	142,298
92,000		Lubrizol Corp	8.875	02/01/19	122,002
150,000		Lubrizol Corp	6.500	10/01/34	181,879
300,000		LYB International Finance BV	4.000	07/15/23	297,415
300,000		LYB International Finance BV	5.250	07/15/43	295,008
500,000		LyondellBasell Industries NV	5.000	04/15/19	550,373
300,000		LyondellBasell Industries NV	6.000	11/15/21	342,399
300,000		LyondellBasell Industries NV	5.750	04/15/24	335,528
250,000		Martin Marietta Materials, Inc	6.600	04/15/18	282,500
150,000		Methanex Corp	3.250	12/15/19	147,431
200,000		Monsanto Co	2.750	04/15/16	208,714
100,000		Monsanto Co	2.200	07/15/22	91,906
150,000		Monsanto Co	5.500	08/15/25	173,900
100,000		Monsanto Co	3.600	07/15/42	84,808
100,000		NewMarket Corp	4.100	12/15/22	96,517
200,000		Newmont Mining Corp	5.125	10/01/19	210,367
300,000		Newmont Mining Corp	3.500	03/15/22	262,337
298,000		Newmont Mining Corp	5.875	04/01/35	267,341
59

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$135,000	Newmont Mining Corp	6.250%	10/01/39	$124,891
300,000	Newmont Mining Corp	4.875	03/15/42	227,980
100,000	Nucor Corp	5.750	12/01/17	113,444
130,000	Nucor Corp	5.850	06/01/18	149,602
300,000	Nucor Corp	4.125	09/15/22	300,167
500,000	Nucor Corp	4.000	08/01/23	489,340
300,000	Nucor Corp	5.200	08/01/43	285,930
43,000	Owens Corning	9.000	06/15/19	52,292
200,000	Owens Corning	4.200	12/15/22	195,109
150,000	Packaging Corp of America	3.900	06/15/22	144,228
100,000	Plum Creek Timberlands LP	4.700	03/15/21	103,057
300,000	Plum Creek Timberlands LP	3.250	03/15/23	274,270
650,000	Potash Corp of Saskatchewan, Inc	4.875	03/30/20	709,889
200,000	Potash Corp of Saskatchewan, Inc	5.625	12/01/40	211,315
150,000	PPG Industries, Inc	2.700	08/15/22	139,099
150,000	PPG Industries, Inc	6.650	03/15/18	176,477
300,000	PPG Industries, Inc	3.600	11/15/20	304,379
405,000	Praxair, Inc	5.250	11/15/14	426,746
440,000	Praxair, Inc	3.250	09/15/15	461,914
200,000	Praxair, Inc	1.050	11/07/17	195,504
250,000	Praxair, Inc	2.200	08/15/22	227,787
625,000	Praxair, Inc	3.550	11/07/42	521,016
500,000	Precision Castparts Corp	1.250	01/15/18	487,503
100,000	Precision Castparts Corp	3.900	01/15/43	88,620
150,000	Rio Tinto Finance USA Ltd	2.500	05/20/16	154,427
1,500,000	Rio Tinto Finance USA Ltd	6.500	07/15/18	1,768,880
570,000	Rio Tinto Finance USA Ltd	3.500	11/02/20	566,551
200,000	Rio Tinto Finance USA Ltd	4.125	05/20/21	203,371
200,000	Rio Tinto Finance USA Ltd	3.750	09/20/21	197,190
250,000	Rio Tinto Finance USA Ltd	7.125	07/15/28	307,482
150,000	Rio Tinto Finance USA Ltd	5.200	11/02/40	148,447
800,000	Rio Tinto Finance USA plc	1.625	08/21/17	788,260
300,000	Rio Tinto Finance USA plc	2.250	12/14/18	295,790
400,000	Rio Tinto Finance USA plc	3.500	03/22/22	386,663
625,000	Rio Tinto Finance USA plc	2.875	08/21/22	574,294
200,000	Rio Tinto Finance USA plc	4.750	03/22/42	185,530
150,000	Rio Tinto Finance USA plc	4.125	08/21/42	126,577
200,000	Rohm and Haas Co	6.000	09/15/17	229,501
100,000	RPM International, Inc	6.125	10/15/19	113,875
300,000	RPM International, Inc	3.450	11/15/22	280,553
100,000	Sherwin-Williams Co	3.125	12/15/14	102,923
175,000	Sherwin-Williams Co	1.350	12/15/17	170,856
200,000	Sherwin-Williams Co	4.000	12/15/42	175,799
150,000	Sonoco Products Co	5.750	11/01/40	157,156
200,000	Southern Copper Corp	5.375	04/16/20	214,166
100,000	Southern Copper Corp	7.500	07/27/35	105,053
680,000	Southern Copper Corp	6.750	04/16/40	661,841
50,000	Teck Resources Ltd	3.850	08/15/17	52,210
100,000	Teck Resources Ltd	2.500	02/01/18	98,946
300,000	Teck Resources Ltd	3.000	03/01/19	295,720
600,000	Teck Resources Ltd	4.500	01/15/21	594,191
275,000	Teck Resources Ltd	4.750	01/15/22	275,968
60

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$100,000		Teck Resources Ltd	3.750%	02/01/23	$92,052
100,000		Teck Resources Ltd	6.250	07/15/41	96,893
700,000		Teck Resources Ltd	5.200	03/01/42	595,305
150,000		Teck Resources Ltd	5.400	02/01/43	131,098
450,000		Vale S.A.	5.625	09/11/42	392,514
150,000		Valspar Corp	4.200	01/15/22	151,351
150,000		Westlake Chemical Corp	3.600	07/15/22	143,895
600,000	g	Xstrata Finance Canada Ltd	2.050	10/23/15	601,633
		TOTAL MATERIALS			50,070,495

MEDIA - 0.8%
100,000		CBS Corp	1.950	07/01/17	100,541
50,000		CBS Corp	5.750	04/15/20	55,847
445,000		CBS Corp	4.300	02/15/21	456,651
500,000		CBS Corp	3.375	03/01/22	477,604
200,000		CBS Corp	7.875	07/30/30	242,433
200,000		CBS Corp	4.850	07/01/42	178,623
450,000		Comcast Cable Communications LLC	8.875	05/01/17	560,722
1,595,000		Comcast Corp	5.150	03/01/20	1,805,811
1,350,000		Comcast Corp	3.125	07/15/22	1,315,229
300,000		Comcast Corp	2.850	01/15/23	284,483
625,000		Comcast Corp	4.250	01/15/33	589,407
129,000		Comcast Corp	7.050	03/15/33	159,214
345,000		Comcast Corp	5.650	06/15/35	377,266
350,000		Comcast Corp	6.950	08/15/37	440,357
780,000		Comcast Corp	6.400	03/01/40	933,655
350,000		Comcast Corp	4.650	07/15/42	332,827
300,000		Comcast Corp	4.500	01/15/43	282,226
91,000		COX Communications, Inc	5.450	12/15/14	96,127
50,000		DIRECTV Holdings LLC	4.750	10/01/14	51,965
600,000		DIRECTV Holdings LLC	3.550	03/15/15	621,310
100,000		DIRECTV Holdings LLC	3.500	03/01/16	104,248
500,000		DIRECTV Holdings LLC	2.400	03/15/17	502,314
500,000		DIRECTV Holdings LLC	1.750	01/15/18	482,089
285,000		DIRECTV Holdings LLC	5.200	03/15/20	301,326
500,000		DIRECTV Holdings LLC	4.600	02/15/21	501,611
1,050,000		DIRECTV Holdings LLC	5.000	03/01/21	1,074,940
250,000		DIRECTV Holdings LLC	3.800	03/15/22	233,337
145,000		DIRECTV Holdings LLC	6.000	08/15/40	137,558
100,000		DIRECTV Holdings LLC	6.375	03/01/41	98,756
550,000		DIRECTV Holdings LLC	5.150	03/15/42	467,933
500,000		Discovery Communications LLC	3.300	05/15/22	478,661
100,000		Discovery Communications LLC	4.950	05/15/42	92,491
125,000		Discovery Communications LLC	4.875	04/01/43	115,338
550,000		Grupo Televisa S.A.	6.625	03/18/25	633,608
348,000		Historic TW, Inc	6.625	05/15/29	396,061
100,000		Interpublic Group of Cos, Inc	6.250	11/15/14	104,750
300,000		Interpublic Group of Cos, Inc	2.250	11/15/17	294,659
100,000		Interpublic Group of Cos, Inc	4.000	03/15/22	96,534
900,000		NBC Universal Media LLC	4.450	01/15/43	831,802
235,000		NBC Universal Media LLC	3.650	04/30/15	246,276
585,000		NBC Universal Media LLC	5.150	04/30/20	663,369
61

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$820,000	NBC Universal Media LLC	4.375%	04/01/21	$882,775
375,000	NBC Universal Media LLC	2.875	01/15/23	356,627
95,000	NBC Universal Media LLC	6.400	04/30/40	112,363
150,000	NBC Universal Media LLC	5.950	04/01/41	169,416
355,000	News America, Inc	7.250	05/18/18	433,771
950,000	News America, Inc	3.000	09/15/22	890,218
1,325,000	News America, Inc	6.200	12/15/34	1,434,562
1,000,000	News America, Inc	6.150	02/15/41	1,101,620
200,000	Omnicom Group, Inc	5.900	04/15/16	223,524
200,000	Omnicom Group, Inc	4.450	08/15/20	209,172
700,000	Omnicom Group, Inc	3.625	05/01/22	671,377
500,000	Time Warner Cable, Inc	5.850	05/01/17	543,744
170,000	Time Warner Cable, Inc	6.750	07/01/18	189,855
910,000	Time Warner Cable, Inc	8.750	02/14/19	1,070,620
1,100,000	Time Warner Cable, Inc	8.250	04/01/19	1,273,362
800,000	Time Warner Cable, Inc	4.000	09/01/21	746,375
500,000	Time Warner Cable, Inc	6.550	05/01/37	460,063
175,000	Time Warner Cable, Inc	6.750	06/15/39	163,077
690,000	Time Warner Cable, Inc	5.875	11/15/40	587,241
300,000	Time Warner Cable, Inc	5.500	09/01/41	245,996
750,000	Time Warner Cable, Inc	4.500	09/15/42	548,372
490,000	Time Warner, Inc	3.150	07/15/15	510,037
628,000	Time Warner, Inc	5.875	11/15/16	711,263
450,000	Time Warner, Inc	4.750	03/29/21	481,959
1,400,000	Time Warner, Inc	3.400	06/15/22	1,359,070
785,000	Time Warner, Inc	6.500	11/15/36	873,512
350,000	Time Warner, Inc	6.100	07/15/40	375,523
150,000	Time Warner, Inc	6.250	03/29/41	164,899
900,000	Time Warner, Inc	4.900	06/15/42	841,874
406,000	Viacom, Inc	4.375	09/15/14	419,100
300,000	Viacom, Inc	1.250	02/27/15	300,812
250,000	Viacom, Inc	2.500	09/01/18	249,541
400,000	Viacom, Inc	3.875	12/15/21	396,040
500,000	Viacom, Inc	3.125	06/15/22	465,750
200,000	Viacom, Inc	3.250	03/15/23	185,048
250,000	Viacom, Inc	4.250	09/01/23	248,642
200,000	Viacom, Inc	4.500	02/27/42	166,861
504,000	Viacom, Inc	4.375	03/15/43	407,872
100,000	Viacom, Inc	4.875	06/15/43	89,266
250,000	Viacom, Inc	5.850	09/01/43	254,505
261,000	WPP Finance 2010	4.750	11/21/21	269,027
300,000	WPP Finance 2010	3.625	09/07/22	284,742
	TOTAL MEDIA			38,589,432

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.0%
350,000	Abbott Laboratories	5.125	04/01/19	401,157
500,000	Abbott Laboratories	5.300	05/27/40	551,617
1,700,000	AbbVie, Inc	1.200	11/06/15	1,706,151
800,000	AbbVie, Inc	1.750	11/06/17	793,432
700,000	AbbVie, Inc	2.000	11/06/18	687,322
1,075,000	AbbVie, Inc	4.400	11/06/42	973,277
300,000	Amgen, Inc	2.500	11/15/16	311,390
62

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Amgen, Inc	2.125%	05/15/17	$304,456
550,000	Amgen, Inc	5.850	06/01/17	627,523
75,000	Amgen, Inc	4.500	03/15/20	80,517
250,000	Amgen, Inc	3.450	10/01/20	252,056
700,000	Amgen, Inc	4.100	06/15/21	723,278
500,000	Amgen, Inc	3.625	05/15/22	492,983
500,000	Amgen, Inc	6.375	06/01/37	562,337
1,000,000	Amgen, Inc	6.400	02/01/39	1,118,898
150,000	Amgen, Inc	4.950	10/01/41	140,273
400,000	Amgen, Inc	5.150	11/15/41	388,302
300,000	Amgen, Inc	5.375	05/15/43	298,794
800,000	AstraZeneca plc	5.900	09/15/17	930,838
600,000	AstraZeneca plc	6.450	09/15/37	731,993
450,000	AstraZeneca plc	4.000	09/18/42	399,651
100,000	Biogen Idec, Inc	6.875	03/01/18	118,716
250,000	Bristol-Myers Squibb Co	0.875	08/01/17	244,760
300,000	Bristol-Myers Squibb Co	5.450	05/01/18	348,341
303,000	Bristol-Myers Squibb Co	6.125	05/01/38	362,934
250,000	Bristol-Myers Squibb Co	3.250	08/01/42	200,077
375,000	Eli Lilly & Co	5.200	03/15/17	421,523
200,000	Eli Lilly & Co	7.125	06/01/25	260,898
450,000	Eli Lilly & Co	5.550	03/15/37	502,487
125,000	Genentech, Inc	4.750	07/15/15	133,921
100,000	Genentech, Inc	5.250	07/15/35	108,559
275,000	Genzyme Corp	3.625	06/15/15	288,785
100,000	Gilead Sciences, Inc	2.400	12/01/14	102,074
600,000	Gilead Sciences, Inc	4.500	04/01/21	646,335
350,000	Gilead Sciences, Inc	4.400	12/01/21	374,920
100,000	Gilead Sciences, Inc	5.650	12/01/41	110,608
400,000	GlaxoSmithKline Capital, Inc	4.375	04/15/14	408,474
300,000	GlaxoSmithKline Capital, Inc	0.700	03/18/16	299,822
1,045,000	GlaxoSmithKline Capital, Inc	5.650	05/15/18	1,216,414
225,000	GlaxoSmithKline Capital, Inc	2.800	03/18/23	212,457
350,000	GlaxoSmithKline Capital, Inc	5.375	04/15/34	387,668
443,000	GlaxoSmithKline Capital, Inc	6.375	05/15/38	552,650
350,000	GlaxoSmithKline Capital, Inc	4.200	03/18/43	325,295
100,000	ICI Wilmington, Inc	5.625	12/01/13	100,819
900,000	Johnson & Johnson	2.150	05/15/16	934,160
600,000	Johnson & Johnson	2.950	09/01/20	620,225
375,000	Johnson & Johnson	5.850	07/15/38	450,009
180,000	Johnson & Johnson	4.500	09/01/40	183,620
150,000	Johnson & Johnson	4.850	05/15/41	160,674
115,000	Life Technologies Corp	3.500	01/15/16	119,526
300,000	Life Technologies Corp	5.000	01/15/21	317,081
385,000	Mead Johnson Nutrition Co	4.900	11/01/19	426,042
400,000	Merck & Co, Inc	0.700	05/18/16	399,544
785,000	Merck & Co, Inc	6.000	09/15/17	913,758
200,000	Merck & Co, Inc	1.100	01/31/18	195,511
400,000	Merck & Co, Inc	1.300	05/18/18	390,470
1,500,000	Merck & Co, Inc	3.875	01/15/21	1,583,514
200,000	Merck & Co, Inc	2.400	09/15/22	185,893
600,000	Merck & Co, Inc	2.800	05/18/23	567,461
63

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$150,000		Merck & Co, Inc	6.500%	12/01/33	$190,826
100,000		Merck & Co, Inc	3.600	09/15/42	84,483
450,000		Merck & Co, Inc	4.150	05/18/43	416,585
500,000	g	Mylan, Inc	1.800	06/24/16	502,068
500,000	g	Mylan, Inc	2.600	06/24/18	499,116
1,245,000		Novartis Capital Corp	2.900	04/24/15	1,293,409
390,000		Novartis Capital Corp	4.400	04/24/20	428,192
300,000		Novartis Capital Corp	2.400	09/21/22	279,472
400,000		Novartis Capital Corp	3.700	09/21/42	348,365
100,000		Perrigo Co	2.950	05/15/23	96,675
300,000		Pfizer, Inc	0.900	01/15/17	298,513
300,000		Pfizer, Inc	1.500	06/15/18	297,572
1,460,000		Pfizer, Inc	6.200	03/15/19	1,758,408
300,000		Pfizer, Inc	3.000	06/15/23	287,568
500,000		Pfizer, Inc	4.300	06/15/43	471,024
175,000		Sanofi	1.250	04/10/18	170,843
800,000		Sanofi-Aventis S.A.	2.625	03/29/16	834,820
750,000		Sanofi-Aventis S.A.	4.000	03/29/21	795,459
540,000		Schering-Plough Corp	6.550	09/15/37	684,320
100,000		Sigma-Aldrich Corp	3.375	11/01/20	101,497
600,000		Teva Pharmaceutical Finance Co BV	2.400	11/10/16	618,635
400,000		Teva Pharmaceutical Finance Co BV	2.950	12/18/22	370,612
600,000		Teva Pharmaceutical Finance Co LLC	3.000	06/15/15	620,950
200,000		Teva Pharmaceutical Finance Co LLC	2.250	03/18/20	189,698
350,000		Teva Pharmaceutical Finance Co LLC	6.150	02/01/36	404,163
125,000		Watson Pharmaceuticals, Inc	5.000	08/15/14	129,287
250,000		Watson Pharmaceuticals, Inc	1.875	10/01/17	248,429
575,000		Watson Pharmaceuticals, Inc	3.250	10/01/22	539,069
250,000		Watson Pharmaceuticals, Inc	4.625	10/01/42	222,043
500,000		Wyeth LLC	5.450	04/01/17	570,854
1,000,000		Wyeth LLC	6.450	02/01/24	1,238,361
945,000		Wyeth LLC	5.950	04/01/37	1,105,697
300,000	g	Zoetis, Inc	1.150	02/01/16	301,207
125,000	g	Zoetis, Inc	1.875	02/01/18	123,741
150,000	g	Zoetis, Inc	3.250	02/01/23	142,802
300,000	g	Zoetis, Inc	4.700	02/01/43	279,584
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			44,596,617

REAL ESTATE - 0.5%
150,000		Alexandria Real Estate Equities, Inc	4.600	04/01/22	150,750
100,000		Alexandria Real Estate Equities, Inc	3.900	06/15/23	93,914
165,000		AMB Property LP	4.500	08/15/17	177,911
384,000		AMB Property LP	6.625	05/15/18	449,003
100,000		American Campus Communities Operating Partnership LP	3.750	04/15/23	94,554
200,000		AvalonBay Communities, Inc	3.625	10/01/20	203,089
100,000		AvalonBay Communities, Inc	3.950	01/15/21	102,626
225,000		AvalonBay Communities, Inc	2.950	09/15/22	207,735
100,000		AvalonBay Communities, Inc	2.850	03/15/23	90,822
115,000		BioMed Realty LP	6.125	04/15/20	127,829
100,000		BioMed Realty LP	4.250	07/15/22	97,016
25,000		Boston Properties LP	5.000	06/01/15	26,662
150,000		Boston Properties LP	3.700	11/15/18	157,641

64

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$80,000		Boston Properties LP	5.875%	10/15/19	$92,131
175,000		Boston Properties LP	4.125	05/15/21	180,041
500,000		Boston Properties LP	3.850	02/01/23	487,068
425,000		Boston Properties LP	3.125	09/01/23	389,325
200,000		Boston Properties LP	3.800	02/01/24	192,241
115,000		Brandywine Operating Partnership LP	5.700	05/01/17	126,772
200,000		Brandywine Operating Partnership LP	3.950	02/15/23	189,207
250,000		BRE Properties, Inc	3.375	01/15/23	232,129
100,000		Camden Property Trust	4.625	06/15/21	105,537
200,000		Camden Property Trust	2.950	12/15/22	182,986
200,000		Corporate Office Properties LP	5.250	02/15/24	205,268
100,000		CubeSmart LP	4.800	07/15/22	103,993
500,000		DDR Corp	4.625	07/15/22	509,091
275,000		Duke Realty LP	5.950	02/15/17	306,756
200,000		Duke Realty LP	4.375	06/15/22	197,740
100,000		Duke Realty LP	3.875	10/15/22	95,135
100,000		Duke Realty LP	3.625	04/15/23	93,002
100,000		Entertainment Properties Trust	5.750	08/15/22	100,896
200,000		EPR Properties	5.250	07/15/23	194,172
200,000		Equity One, Inc	3.750	11/15/22	188,629
35,000		ERP Operating LP	5.250	09/15/14	36,476
500,000		ERP Operating LP	5.125	03/15/16	546,808
750,000		ERP Operating LP	4.625	12/15/21	791,724
100,000		Essex Portfolio LP	3.625	08/15/22	95,724
100,000		Essex Portfolio LP	3.250	05/01/23	91,697
100,000		Federal Realty Investment Trust	3.000	08/01/22	92,852
100,000		Federal Realty Investment Trust	2.750	06/01/23	89,559
150,000		HCP, Inc	3.750	02/01/16	157,924
430,000		HCP, Inc	6.000	01/30/17	483,577
150,000		HCP, Inc	3.750	02/01/19	155,336
250,000		HCP, Inc	2.625	02/01/20	237,203
150,000		HCP, Inc	5.375	02/01/21	163,208
400,000		HCP, Inc	3.150	08/01/22	368,233
30,000		HCP, Inc	6.750	02/01/41	35,021
100,000		Health Care REIT, Inc	3.625	03/15/16	104,886
200,000		Health Care REIT, Inc	4.700	09/15/17	217,631
150,000		Health Care REIT, Inc	2.250	03/15/18	148,431
200,000		Health Care REIT, Inc	4.125	04/01/19	210,648
440,000		Health Care REIT, Inc	6.125	04/15/20	499,580
300,000		Health Care REIT, Inc	3.750	03/15/23	283,777
200,000		Health Care REIT, Inc	5.125	03/15/43	178,413
300,000		Healthcare Realty Trust, Inc	6.500	01/17/17	336,641
100,000		Healthcare Realty Trust, Inc	3.750	04/15/23	93,005
100,000	g	Healthcare Trust of America Holdings LP	3.700	04/15/23	93,725
125,000		Highwoods Properties, Inc	5.850	03/15/17	137,584
100,000		Highwoods Realty LP	3.625	01/15/23	92,930
350,000		Hospitality Properties Trust	5.125	02/15/15	361,017
100,000		Hospitality Properties Trust	5.000	08/15/22	99,872
200,000		Hospitality Properties Trust	4.500	06/15/23	192,116
600,000		Host Hotels & Resorts LP	3.750	10/15/23	555,388
50,000		HRPT Properties Trust	5.875	09/15/20	51,455
250,000		Jones Lang LaSalle, Inc	4.400	11/15/22	244,892

65

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$35,000		Kilroy Realty Corp	5.000%	11/03/15	$37,552
250,000		Kilroy Realty LP	3.800	01/15/23	234,702
145,000		Kimco Realty Corp	5.700	05/01/17	162,794
300,000		Kimco Realty Corp	3.125	06/01/23	275,330
100,000	g	Lexington Realty Trust	4.250	06/15/23	96,768
220,000		Liberty Property LP	4.750	10/01/20	231,843
150,000		Liberty Property LP	4.125	06/15/22	148,813
100,000		Liberty Property LP	3.375	06/15/23	92,442
200,000		Liberty Property LP	4.400	02/15/24	199,394
125,000		Mack-Cali Realty Corp	7.750	08/15/19	151,180
200,000		Mack-Cali Realty LP	2.500	12/15/17	197,715
150,000		Mack-Cali Realty LP	4.500	04/18/22	148,355
75,000		National Retail Properties, Inc	6.875	10/15/17	87,171
100,000		National Retail Properties, Inc	3.800	10/15/22	95,442
100,000		National Retail Properties, Inc	3.300	04/15/23	90,872
400,000		OMEGA Healthcare Investors, Inc	6.750	10/15/22	430,000
200,000		Piedmont Operating Partnership LP	3.400	06/01/23	181,917
300,000		Post Apartment Homes LP	3.375	12/01/22	278,786
350,000		ProLogis LP	2.750	02/15/19	349,827
150,000		ProLogis LP	4.250	08/15/23	149,190
200,000		Rayonier, Inc	3.750	04/01/22	192,693
40,000		Realty Income Corp	5.950	09/15/16	44,768
150,000		Realty Income Corp	2.000	01/31/18	146,642
75,000		Realty Income Corp	5.750	01/15/21	82,796
200,000		Realty Income Corp	3.250	10/15/22	184,171
500,000		Realty Income Corp	4.650	08/01/23	507,036
175,000		Regency Centers LP	5.250	08/01/15	186,999
10,000		Regency Centers LP	5.875	06/15/17	11,140
100,000		Senior Housing Properties Trust	6.750	12/15/21	109,608
488,000		Simon Property Group LP	5.100	06/15/15	523,660
295,000		Simon Property Group LP	5.250	12/01/16	329,167
100,000		Simon Property Group LP	2.800	01/30/17	103,619
740,000		Simon Property Group LP	10.350	04/01/19	1,006,502
290,000		Simon Property Group LP	4.375	03/01/21	308,462
300,000		Simon Property Group LP	3.375	03/15/22	294,317
200,000		Simon Property Group LP	2.750	02/01/23	183,523
300,000		Simon Property Group LP	4.750	03/15/42	283,375
200,000		UDR, Inc	3.700	10/01/20	201,021
200,000		UDR, Inc	4.625	01/10/22	206,735
100,000	g,i	USB Realty Corp	1.415	12/30/49	85,000
55,000		Ventas Realty LP	3.125	11/30/15	57,447
300,000		Ventas Realty LP	1.550	09/26/16	300,402
175,000		Ventas Realty LP	2.000	02/15/18	171,473
200,000		Ventas Realty LP	2.700	04/01/20	190,615
300,000		Ventas Realty LP	4.750	06/01/21	315,934
350,000		Ventas Realty LP	3.250	08/15/22	326,957
100,000		Ventas Realty LP	5.700	09/30/43	101,116
100,000		Vornado Realty LP	5.000	01/15/22	104,848
195,000		Washington Real Estate Investment Trust	4.950	10/01/20	204,782
100,000		Washington Real Estate Investment Trust	3.950	10/15/22	96,189
100,000		Weingarten Realty Investors	3.375	10/15/22	92,801
100,000		Weingarten Realty Investors	3.500	04/15/23	92,999
66

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Weyerhaeuser Co	7.375%	10/01/19	$609,703
200,000	Weyerhaeuser Co	4.625	09/15/23	203,798
400,000	Weyerhaeuser Co	7.375	03/15/32	487,187
	TOTAL REAL ESTATE			25,386,582

RETAILING - 0.7%
120,000	Advance Auto Parts, Inc	5.750	05/01/20	127,631
600,000	Amazon.com, Inc	0.650	11/27/15	599,046
600,000	Amazon.com, Inc	2.500	11/29/22	546,814
150,000	AutoZone, Inc	6.500	01/15/14	152,410
100,000	AutoZone, Inc	4.000	11/15/20	102,190
200,000	AutoZone, Inc	3.700	04/15/22	195,877
300,000	AutoZone, Inc	2.875	01/15/23	272,346
150,000	AutoZone, Inc	3.125	07/15/23	138,554
300,000	Cooper US, Inc	2.375	01/15/16	309,467
320,000	Costco Wholesale Corp	5.500	03/15/17	365,318
500,000	Costco Wholesale Corp	1.125	12/15/17	491,597
250,000	Costco Wholesale Corp	1.700	12/15/19	241,663
500,000	Dollar General Corp	1.875	04/15/18	485,225
100,000	Family Dollar Stores, Inc	5.000	02/01/21	104,820
250,000	Gap, Inc	5.950	04/12/21	277,001
155,000	Home Depot, Inc	5.250	12/16/13	156,533
600,000	Home Depot, Inc	5.400	03/01/16	665,563
400,000	Home Depot, Inc	3.950	09/15/20	430,508
350,000	Home Depot, Inc	4.400	04/01/21	383,721
500,000	Home Depot, Inc	2.700	04/01/23	469,190
300,000	Home Depot, Inc	3.750	02/15/24	303,613
960,000	Home Depot, Inc	5.875	12/16/36	1,095,789
500,000	Home Depot, Inc	4.200	04/01/43	453,518
300,000	Home Depot, Inc	4.875	02/15/44	302,507
125,000	Kohl’s Corp	6.250	12/15/17	144,277
200,000	Kohl’s Corp	3.250	02/01/23	184,471
200,000	Kohl’s Corp	4.750	12/15/23	206,141
150,000	Kohl’s Corp	6.000	01/15/33	150,462
100,000	Kohl’s Corp	6.875	12/15/37	111,470
400,000	Lowe’s Cos, Inc	2.125	04/15/16	412,002
200,000	Lowe’s Cos, Inc	3.800	11/15/21	205,103
850,000	Lowe’s Cos, Inc	3.120	04/15/22	828,352
300,000	Lowe’s Cos, Inc	3.875	09/15/23	303,827
200,000	Lowe’s Cos, Inc	6.875	02/15/28	247,262
175,000	Lowe’s Cos, Inc	5.500	10/15/35	187,284
150,000	Lowe’s Cos, Inc	5.800	04/15/40	165,828
150,000	Lowe’s Cos, Inc	5.125	11/15/41	153,896
100,000	Lowe’s Cos, Inc	4.650	04/15/42	96,150
300,000	Lowe’s Cos, Inc	5.000	09/15/43	302,211
191,000	Macy’s Retail Holdings, Inc	5.900	12/01/16	215,621
250,000	Macy’s Retail Holdings, Inc	3.875	01/15/22	247,852
125,000	Macy’s Retail Holdings, Inc	2.875	02/15/23	112,395
200,000	Macy’s Retail Holdings, Inc	4.375	09/01/23	201,695
400,000	Macy’s Retail Holdings, Inc	6.900	04/01/29	457,804
200,000	Macy’s Retail Holdings, Inc	6.375	03/15/37	221,433
200,000	Macy’s Retail Holdings, Inc	4.300	02/15/43	169,014

67

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Nordstrom, Inc	6.250%	01/15/18	$349,133
30,000	Nordstrom, Inc	4.750	05/01/20	33,042
100,000	Nordstrom, Inc	4.000	10/15/21	104,512
100,000	Nordstrom, Inc	7.000	01/15/38	127,567
150,000	O’Reilly Automotive, Inc	4.875	01/14/21	159,226
100,000	O’Reilly Automotive, Inc	3.800	09/01/22	98,384
200,000	O’Reilly Automotive, Inc	3.850	06/15/23	193,111
900,000	Phillips 66	2.950	05/01/17	931,593
400,000	Phillips 66	5.875	05/01/42	420,163
100,000	QVC, Inc	5.125	07/02/22	98,318
100,000	QVC, Inc	4.375	03/15/23	92,999
150,000	QVC, Inc	5.950	03/15/43	130,095
150,000	Staples, Inc	2.750	01/12/18	150,889
150,000	Staples, Inc	4.375	01/12/23	144,532
100,000	Target Corp	1.125	07/18/14	100,630
1,150,000	Target Corp	3.875	07/15/20	1,234,890
900,000	Target Corp	2.900	01/15/22	878,717
200,000	Target Corp	6.500	10/15/37	246,466
550,000	Target Corp	4.000	07/01/42	488,656
105,000	TJX Cos, Inc	6.950	04/15/19	127,254
300,000	TJX Cos, Inc	2.500	05/15/23	278,537
650,000	Wal-Mart Stores, Inc	4.500	07/01/15	694,572
200,000	Wal-Mart Stores, Inc	1.500	10/25/15	203,662
200,000	Wal-Mart Stores, Inc	2.800	04/15/16	210,301
350,000	Wal-Mart Stores, Inc	1.125	04/11/18	342,180
300,000	Wal-Mart Stores, Inc	1.950	12/15/18	299,408
1,400,000	Wal-Mart Stores, Inc	3.250	10/25/20	1,443,065
1,950,000	Wal-Mart Stores, Inc	4.250	04/15/21	2,117,737
1,000,000	Wal-Mart Stores, Inc	2.550	04/11/23	924,608
69,000	Wal-Mart Stores, Inc	7.550	02/15/30	92,685
1,095,000	Wal-Mart Stores, Inc	5.250	09/01/35	1,173,367
160,000	Wal-Mart Stores, Inc	6.500	08/15/37	198,600
900,000	Wal-Mart Stores, Inc	6.200	04/15/38	1,078,744
65,000	Wal-Mart Stores, Inc	5.625	04/01/40	73,077
345,000	Wal-Mart Stores, Inc	5.000	10/25/40	355,811
850,000	Wal-Mart Stores, Inc	4.000	04/11/43	757,766
400,000	Wal-Mart Stores, Inc	4.750	10/02/43	396,716
	TOTAL RETAILING			30,746,464

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
200,000	Altera Corp	1.750	05/15/17	198,334
500,000	Analog Devices, Inc	2.875	06/01/23	464,523
55,000	Broadcom Corp	1.500	11/01/13	55,041
140,000	Broadcom Corp	2.375	11/01/15	144,169
150,000	Broadcom Corp	2.500	08/15/22	136,845
900,000	Intel Corp	1.950	10/01/16	925,058
475,000	Intel Corp	1.350	12/15/17	468,864
750,000	Intel Corp	2.700	12/15/22	696,549
500,000	Intel Corp	4.000	12/15/32	459,478
500,000	Intel Corp	4.800	10/01/41	479,068
200,000	Maxim Integrated Products, Inc	3.375	03/15/23	186,238
310,000	National Semiconductor Corp	3.950	04/15/15	325,218

68

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Texas Instruments, Inc	0.450%	08/03/15	$199,546
200,000		Texas Instruments, Inc	2.375	05/16/16	207,969
200,000		Texas Instruments, Inc	1.000	05/01/18	192,659
200,000		Texas Instruments, Inc	1.650	08/03/19	193,156
200,000		Texas Instruments, Inc	2.250	05/01/23	180,606
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			5,513,321

SOFTWARE & SERVICES - 0.5%
285,000		Adobe Systems, Inc	3.250	02/01/15	294,222
20,000		Adobe Systems, Inc	4.750	02/01/20	21,801
200,000		Autodesk, Inc	1.950	12/15/17	196,032
300,000		Baidu, Inc	2.250	11/28/17	295,078
500,000		Baidu, Inc	3.250	08/06/18	499,772
200,000		Baidu, Inc	3.500	11/28/22	182,903
20,000	g	CA, Inc	6.125	12/01/14	21,114
250,000		CA, Inc	2.875	08/15/18	252,210
300,000		CA, Inc	5.375	12/01/19	332,854
120,000		Computer Sciences Corp	6.500	03/15/18	138,455
200,000		Computer Sciences Corp	4.450	09/15/22	196,559
300,000		Expedia, Inc	7.456	08/15/18	348,446
250,000		Fidelity National Information Services, Inc	2.000	04/15/18	243,523
500,000		Fidelity National Information Services, Inc	3.500	04/15/23	449,763
50,000		Fiserv, Inc	3.125	10/01/15	51,846
150,000		Fiserv, Inc	3.125	06/15/16	156,530
100,000		Fiserv, Inc	6.800	11/20/17	116,602
550,000		Fiserv, Inc	3.500	10/01/22	520,724
100,000		Google, Inc	1.250	05/19/14	100,580
700,000		Google, Inc	2.125	05/19/16	725,482
100,000		Google, Inc	3.625	05/19/21	104,737
700,000		International Business Machines Corp	0.750	05/11/15	703,415
300,000		International Business Machines Corp	2.000	01/05/16	308,208
250,000		International Business Machines Corp	1.950	07/22/16	257,432
225,000		International Business Machines Corp	1.250	02/06/17	225,738
1,000,000		International Business Machines Corp	5.700	09/14/17	1,157,895
400,000		International Business Machines Corp	1.250	02/08/18	393,153
200,000		International Business Machines Corp	1.875	05/15/19	197,421
800,000		International Business Machines Corp	8.375	11/01/19	1,068,287
500,000		International Business Machines Corp	2.900	11/01/21	490,535
300,000		International Business Machines Corp	1.875	08/01/22	266,905
400,000		International Business Machines Corp	7.000	10/30/25	518,619
19,000		International Business Machines Corp	5.600	11/30/39	21,552
585,000		International Business Machines Corp	4.000	06/20/42	524,023
200,000		Intuit, Inc	5.750	03/15/17	222,830
175,000		Juniper Networks, Inc	4.600	03/15/21	178,792
475,000		Microsoft Corp	0.875	11/15/17	466,752
925,000		Microsoft Corp	4.200	06/01/19	1,021,407
540,000		Microsoft Corp	3.000	10/01/20	550,358
450,000		Microsoft Corp	4.000	02/08/21	482,000
400,000		Microsoft Corp	2.125	11/15/22	363,924
500,000		Microsoft Corp	3.500	11/15/42	404,518
300,000		Microsoft Corp	3.750	05/01/43	253,349
320,000		Oracle Corp	3.750	07/08/14	328,309
69

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,000,000	Oracle Corp	1.200%	10/15/17	$982,139
320,000	Oracle Corp	5.750	04/15/18	372,669
750,000	Oracle Corp	2.375	01/15/19	753,530
1,365,000	Oracle Corp	3.875	07/15/20	1,451,806
925,000	Oracle Corp	2.500	10/15/22	852,714
550,000	Oracle Corp	6.500	04/15/38	678,268
470,000	Oracle Corp	6.125	07/08/39	559,755
290,000	Symantec Corp	2.750	09/15/15	299,065
250,000	Symantec Corp	2.750	06/15/17	253,971
200,000	Symantec Corp	3.950	06/15/22	196,847
250,000	Total System Services, Inc	2.375	06/01/18	243,888
125,000	Total System Services, Inc	3.750	06/01/23	115,698
	TOTAL SOFTWARE & SERVICES			22,415,005

TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
75,000	Amphenol Corp	4.750	11/15/14	78,239
150,000	Amphenol Corp	4.000	02/01/22	148,764
750,000	Apple, Inc	0.450	05/03/16	744,753
1,000,000	Apple, Inc	1.000	05/03/18	963,254
1,475,000	Apple, Inc	2.400	05/03/23	1,335,142
825,000	Apple, Inc	3.850	05/04/43	691,311
100,000	CC Holdings GS V LLC	2.381	12/15/17	98,584
1,043,000	Cisco Systems, Inc	4.950	02/15/19	1,183,480
1,900,000	Cisco Systems, Inc	4.450	01/15/20	2,092,384
600,000	Cisco Systems, Inc	5.900	02/15/39	695,991
350,000	Dell, Inc	5.875	06/15/19	346,500
510,000	Discovery Communications LLC	5.050	06/01/20	564,653
100,000	Discovery Communications LLC	4.375	06/15/21	104,706
600,000	Discovery Communications LLC	3.250	04/01/23	564,412
100,000	Discovery Communications LLC	6.350	06/01/40	109,840
400,000	EMC Corp	1.875	06/01/18	398,496
400,000	EMC Corp	2.650	06/01/20	395,956
400,000	EMC Corp	3.375	06/01/23	390,869
300,000	General Electric Co	0.850	10/09/15	300,691
750,000	General Electric Co	5.250	12/06/17	853,613
975,000	General Electric Co	2.700	10/09/22	919,671
825,000	General Electric Co	4.125	10/09/42	757,383
300,000	Harris Corp	4.400	12/15/20	310,901
600,000	Hewlett-Packard Co	2.125	09/13/15	608,607
1,900,000	Hewlett-Packard Co	3.000	09/15/16	1,961,119
175,000	Hewlett-Packard Co	2.600	09/15/17	176,709
700,000	Hewlett-Packard Co	3.750	12/01/20	680,357
200,000	Hewlett-Packard Co	4.375	09/15/21	194,082
100,000	Hewlett-Packard Co	4.650	12/09/21	98,211
200,000	Hewlett-Packard Co	4.050	09/15/22	191,331
650,000	Hewlett-Packard Co	6.000	09/15/41	598,807
200,000	Ingram Micro, Inc	5.000	08/10/22	198,615
300,000	International Business Machines Corp	0.450	05/06/16	297,512
300,000	International Business Machines Corp	1.625	05/15/20	281,845
300,000	International Business Machines Corp	3.375	08/01/23	295,979
85,000	International Game Technology	7.500	06/15/19	99,364
500,000	International Game Technology	5.350	10/15/23	510,787
70

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$547,000	Koninklijke Philips Electronics NV	5.750%	03/11/18	$630,500
100,000	Koninklijke Philips Electronics NV	6.875	03/11/38	121,563
300,000	Koninklijke Philips Electronics NV	5.000	03/15/42	294,544
100,000	L-3 Communications Corp	3.950	11/15/16	106,663
420,000	L-3 Communications Corp	5.200	10/15/19	456,393
300,000	L-3 Communications Corp	4.950	02/15/21	317,677
100,000	Lexmark International, Inc	6.650	06/01/18	110,535
100,000	Lexmark International, Inc	5.125	03/15/20	103,083
200,000	Motorola Solutions, Inc	6.000	11/15/17	228,144
200,000	Motorola Solutions, Inc	3.750	05/15/22	190,930
250,000	Motorola Solutions, Inc	3.500	03/01/23	233,408
200,000	NetApp, Inc	2.000	12/15/17	196,901
200,000	NetApp, Inc	3.250	12/15/22	183,640
100,000	Tech Data Corp	3.750	09/21/17	102,447
200,000	Telefonaktiebolaget LM Ericsson	4.125	05/15/22	195,600
225,000	Tyco Electronics Group S.A.	6.550	10/01/17	259,440
250,000	Tyco Electronics Group S.A.	3.500	02/03/22	240,052
225,000	Xerox Corp	8.250	05/15/14	235,180
330,000	Xerox Corp	4.250	02/15/15	344,083
100,000	Xerox Corp	2.950	03/15/17	102,549
250,000	Xerox Corp	6.350	05/15/18	287,129
700,000	Xerox Corp	5.625	12/15/19	777,705
	TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			25,961,084

TELECOMMUNICATION SERVICES - 1.5%
200,000	America Movil SAB de C.V.	3.625	03/30/15	206,324
500,000	America Movil SAB de C.V.	2.375	09/08/16	508,400
1,430,000	America Movil SAB de C.V.	5.000	03/30/20	1,537,497
450,000	America Movil SAB de C.V.	3.125	07/16/22	414,206
440,000	America Movil SAB de C.V.	6.125	03/30/40	459,725
525,000	America Movil SAB de C.V.	4.375	07/16/42	430,191
1,150,000	American Tower Corp	4.500	01/15/18	1,214,559
500,000	American Tower Corp	3.400	02/15/19	494,194
200,000	American Tower Corp	4.700	03/15/22	194,328
250,000	American Tower Corp	3.500	01/31/23	219,451
500,000	American Tower Corp	5.000	02/15/24	489,404
350,000	AT&T, Inc	5.100	09/15/14	365,020
1,765,000	AT&T, Inc	2.500	08/15/15	1,817,992
400,000	AT&T, Inc	0.800	12/01/15	398,850
600,000	AT&T, Inc	0.900	02/12/16	597,159
150,000	AT&T, Inc	2.950	05/15/16	156,844
600,000	AT&T, Inc	1.600	02/15/17	601,377
750,000	AT&T, Inc	1.700	06/01/17	747,622
325,000	AT&T, Inc	1.400	12/01/17	317,254
950,000	AT&T, Inc	5.800	02/15/19	1,094,149
500,000	AT&T, Inc	4.450	05/15/21	525,108
3,300,000	AT&T, Inc	3.000	02/15/22	3,094,743
400,000	AT&T, Inc	2.625	12/01/22	358,513
217,000	AT&T, Inc	6.500	09/01/37	239,742
1,575,000	AT&T, Inc	6.300	01/15/38	1,702,208
322,000	AT&T, Inc	5.350	09/01/40	312,517
1,200,000	AT&T, Inc	5.550	08/15/41	1,191,174

71

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$866,000	AT&T, Inc	4.300%	12/15/42	$721,007
1,854,000	AT&T, Inc	4.350	06/15/45	1,530,379
250,000	British Telecommunications plc	2.000	06/22/15	254,574
300,000	British Telecommunications plc	1.625	06/28/16	301,620
400,000	British Telecommunications plc	5.950	01/15/18	458,440
650,000	British Telecommunications plc	9.625	12/15/30	962,512
1,365,000	Cellco Partnership	8.500	11/15/18	1,749,228
450,000	Deutsche Telekom International Finance BV	5.750	03/23/16	497,472
850,000	Deutsche Telekom International Finance BV	6.000	07/08/19	993,337
740,000	Deutsche Telekom International Finance BV	8.750	06/15/30	1,025,409
600,000	Embarq Corp	7.995	06/01/36	610,843
495,000	France Telecom S.A.	2.125	09/16/15	502,611
700,000	France Telecom S.A.	4.125	09/14/21	705,076
745,000	France Telecom S.A.	8.750	03/01/31	991,557
100,000	France Telecom S.A.	5.375	01/13/42	96,104
250,000	Koninklijke KPN NV	8.375	10/01/30	319,878
150,000	Nippon Telegraph & Telephone Corp	1.400	07/18/17	148,956
400,000	Qwest Corp	7.500	10/01/14	423,831
300,000	Qwest Corp	6.500	06/01/17	338,137
400,000	Qwest Corp	6.750	12/01/21	429,568
125,000	Rogers Communications, Inc	4.500	03/15/43	109,300
600,000	Rogers Communications, Inc	6.800	08/15/18	716,609
200,000	Rogers Communications, Inc	4.100	10/01/23	200,620
300,000	Rogers Communications, Inc	5.450	10/01/43	297,290
350,000	Rogers Wireless, Inc	7.500	03/15/15	383,336
56,000	Telecom Italia Capital S.A.	6.175	06/18/14	57,637
1,555,000	Telecom Italia Capital S.A.	7.175	06/18/19	1,709,702
600,000	Telecom Italia Capital S.A.	7.721	06/04/38	577,516
600,000	Telefonica Emisiones SAU	3.992	02/16/16	621,526
400,000	Telefonica Emisiones SAU	3.192	04/27/18	394,676
2,020,000	Telefonica Emisiones SAU	5.134	04/27/20	2,068,145
500,000	Telefonica Emisiones SAU	4.570	04/27/23	479,489
100,000	Telefonos de Mexico SAB de C.V.	5.500	01/27/15	105,363
100,000	Telefonos de Mexico SAB de C.V.	5.500	11/15/19	109,713
850,000	Verizon Communications, Inc	5.550	02/15/16	934,669
1,400,000	Verizon Communications, Inc	3.000	04/01/16	1,459,499
2,500,000	Verizon Communications, Inc	2.500	09/15/16	2,576,715
300,000	Verizon Communications, Inc	1.100	11/01/17	289,023
1,140,000	Verizon Communications, Inc	5.500	02/15/18	1,291,228
1,900,000	Verizon Communications, Inc	3.650	09/14/18	2,002,017
143,000	Verizon Communications, Inc	8.750	11/01/18	183,715
700,000	Verizon Communications, Inc	6.350	04/01/19	821,472
2,500,000	Verizon Communications, Inc	4.500	09/15/20	2,658,665
950,000	Verizon Communications, Inc	3.500	11/01/21	934,391
500,000	Verizon Communications, Inc	2.450	11/01/22	443,341
2,250,000	Verizon Communications, Inc	5.150	09/15/23	2,411,519
1,550,000	Verizon Communications, Inc	6.400	09/15/33	1,721,295
380,000	Verizon Communications, Inc	6.250	04/01/37	409,872
620,000	Verizon Communications, Inc	6.400	02/15/38	682,655
300,000	Verizon Communications, Inc	6.000	04/01/41	315,781
1,150,000	Verizon Communications, Inc	4.750	11/01/41	1,027,025
1,425,000	Verizon Communications, Inc	3.850	11/01/42	1,125,251
72

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,025,000		Verizon Communications, Inc	6.550%	09/15/43	$2,286,097
225,000		Verizon New England, Inc	4.750	10/01/13	225,000
150,000		Vodafone Group plc	5.000	12/16/13	151,416
303,000		Vodafone Group plc	5.625	02/27/17	340,096
250,000		Vodafone Group plc	1.625	03/20/17	248,623
500,000		Vodafone Group plc	1.250	09/26/17	485,914
400,000		Vodafone Group plc	1.500	02/19/18	388,869
1,500,000		Vodafone Group plc	5.450	06/10/19	1,699,988
650,000		Vodafone Group plc	4.375	03/16/21	679,752
500,000		Vodafone Group plc	2.500	09/26/22	443,976
400,000		Vodafone Group plc	2.950	02/19/23	367,496
150,000		Vodafone Group plc	6.150	02/27/37	163,951
400,000		Vodafone Group plc	4.375	02/19/43	347,754
		TOTAL TELECOMMUNICATION SERVICES			69,697,077

TRANSPORTATION - 0.6%
100,000		ABB Finance USA, Inc	1.625	05/08/17	100,123
500,000		ABB Finance USA, Inc	2.875	05/08/22	482,841
150,000		ABB Finance USA, Inc	4.375	05/08/42	140,756
400,000	g	American Airlines	4.950	01/15/23	402,000
500,000	g	American Airlines	4.000	07/15/25	468,750
200,000		Boeing Capital Corp	2.125	08/15/16	206,586
700,000		Boeing Capital Corp	2.900	08/15/18	731,219
625,000		Boeing Co	0.950	05/15/18	600,496
750,000		Boeing Co	3.750	11/20/16	811,620
350,000		Boeing Co	5.875	02/15/40	423,108
555,000		Burlington Northern Santa Fe Corp	4.700	10/01/19	618,667
360,000		Burlington Northern Santa Fe Corp	5.750	05/01/40	392,617
500,000		Burlington Northern Santa Fe LLC	4.100	06/01/21	526,268
300,000		Burlington Northern Santa Fe LLC	3.050	03/15/22	288,762
150,000		Burlington Northern Santa Fe LLC	3.050	09/01/22	143,123
200,000		Burlington Northern Santa Fe LLC	3.000	03/15/23	188,196
500,000		Burlington Northern Santa Fe LLC	3.850	09/01/23	501,309
250,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	248,815
200,000		Burlington Northern Santa Fe LLC	4.400	03/15/42	181,267
200,000		Burlington Northern Santa Fe LLC	4.450	03/15/43	181,933
500,000		Burlington Northern Santa Fe LLC	5.150	09/01/43	502,844
200,000		Canadian National Railway Co	5.550	05/15/18	230,874
200,000		Canadian National Railway Co	5.550	03/01/19	231,900
100,000		Canadian National Railway Co	2.850	12/15/21	97,651
300,000		Canadian National Railway Co	2.250	11/15/22	273,871
200,000		Canadian National Railway Co	6.900	07/15/28	254,927
200,000		Canadian National Railway Co	6.250	08/01/34	241,420
250,000		Canadian National Railway Co	3.500	11/15/42	203,968
200,000		Canadian Pacific Railway Co	7.250	05/15/19	245,255
200,000		Canadian Pacific Railway Co	7.125	10/15/31	242,262
250,000		Canadian Pacific Railway Co	5.950	05/15/37	274,883
100,000		Canadian Pacific Railway Ltd	5.750	01/15/42	109,638
200,000		Carnival Corp	1.875	12/15/17	195,908
428,206		Continental Airlines, Inc	4.750	01/12/21	452,827
29,826		Continental Airlines, Inc	5.983	04/19/22	31,914
200,000		Continental Airlines, Inc	4.000	10/29/24	193,500

73

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$100,000		Con-Way, Inc	7.250%	01/15/18	$113,344
850,000		CSX Corp	7.375	02/01/19	1,044,038
100,000		CSX Corp	6.000	10/01/36	112,076
200,000		CSX Corp	6.150	05/01/37	228,250
400,000		CSX Corp	5.500	04/15/41	424,019
350,000		CSX Corp	4.400	03/01/43	315,727
100,000		CSX Corp	4.100	03/15/44	84,731
401,879		Delta Air Lines, Inc	5.300	04/15/19	430,010
192,858		Delta Air Lines, Inc	4.750	05/07/20	202,501
184,521	g	Embraer Overseas Ltd	5.696	09/16/23	179,908
100,000		Embraer S.A.	5.150	06/15/22	97,000
134,000		FedEx Corp	8.000	01/15/19	168,519
200,000		FedEx Corp	2.625	08/01/22	183,683
200,000		FedEx Corp	2.700	04/15/23	183,489
200,000		FedEx Corp	3.875	08/01/42	166,575
350,000		FedEx Corp	4.100	04/15/43	303,007
100,000		GATX Corp	3.500	07/15/16	104,388
100,000		GATX Corp	2.375	07/30/18	98,800
125,000		GATX Corp	4.750	06/15/22	127,517
100,000		GATX Corp	3.900	03/30/23	96,703
250,000		Hawaiian Airlines Pass Through Certificates	3.900	01/15/26	228,750
100,000	g	Kansas City Southern de Mexico S.A. de C.V.	3.000	05/15/23	91,949
100,000	g	Kansas City Southern Railway	4.300	05/15/43	88,506
210,000		Norfolk Southern Corp	5.750	04/01/18	242,422
100,000		Norfolk Southern Corp	3.250	12/01/21	99,237
250,000		Norfolk Southern Corp	3.000	04/01/22	240,932
1,291,000		Norfolk Southern Corp	2.903	02/15/23	1,208,459
81,000		Norfolk Southern Corp	5.590	05/17/25	91,767
16,000		Norfolk Southern Corp	4.837	10/01/41	15,723
750,000		Norfolk Southern Corp	3.950	10/01/42	636,011
200,000		Norfolk Southern Corp	4.800	08/15/43	194,364
250,000		Northrop Grumman Corp	1.750	06/01/18	245,371
650,000		Northrop Grumman Corp	3.500	03/15/21	657,348
400,000		Northrop Grumman Corp	3.250	08/01/23	378,047
100,000		Northrop Grumman Corp	5.050	11/15/40	99,236
400,000		Northrop Grumman Corp	4.750	06/01/43	377,409
350,000		Ryder System, Inc	3.150	03/02/15	360,464
50,000		Ryder System, Inc	3.600	03/01/16	52,509
150,000		Ryder System, Inc	2.500	03/01/17	151,486
150,000		Ryder System, Inc	2.500	03/01/18	150,492
325,000		Southwest Airlines Co	5.250	10/01/14	337,891
331,000		Union Pacific Corp	4.163	07/15/22	349,637
500,000		Union Pacific Corp	2.950	01/15/23	476,158
277,000	g	Union Pacific Corp	3.646	02/15/24	278,392
100,000		Union Pacific Corp	4.750	09/15/41	99,661
100,000		Union Pacific Corp	4.300	06/15/42	93,848
150,000		Union Pacific Corp	4.250	04/15/43	138,783
200,000	g	Union Pacific Corp	4.821	02/01/44	202,203
300,000		United Airlines Pass Through Trust	4.300	08/15/25	293,250
42,000		United Parcel Service, Inc	3.875	04/01/14	42,704
100,000		United Parcel Service, Inc	1.125	10/01/17	98,553
100,000		United Parcel Service, Inc	5.500	01/15/18	114,785
74

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	United Parcel Service, Inc	5.125%	04/01/19	$344,517
1,105,000	United Parcel Service, Inc	3.125	01/15/21	1,119,936
200,000	United Parcel Service, Inc	2.450	10/01/22	186,904
35,000	United Parcel Service, Inc	6.200	01/15/38	43,007
450,000	United Parcel Service, Inc	3.625	10/01/42	385,802
200,000	US Airways Pass Through Trust	4.625	06/03/25	193,000
300,000	US Airways Pass Through Trust	3.950	11/15/25	277,500
	TOTAL TRANSPORTATION			26,773,396

UTILITIES - 2.0%
370,000	AGL Capital Corp	5.250	08/15/19	421,086
275,000	AGL Capital Corp	4.400	06/01/43	250,321
200,000	Alabama Power Co	0.550	10/15/15	199,337
300,000	Alabama Power Co	5.200	06/01/41	322,001
200,000	Alabama Power Co	3.850	12/01/42	173,383
60,000	Alliant Energy Corp	4.000	10/15/14	61,994
100,000	Ameren Corp	8.875	05/15/14	104,800
600,000	Ameren Illinois Co	2.700	09/01/22	570,728
250,000	American Water Capital Corp	6.085	10/15/17	288,441
125,000	American Water Capital Corp	4.300	12/01/42	113,924
50,000	Appalachian Power Co	3.400	05/24/15	51,928
140,000	Appalachian Power Co	7.000	04/01/38	168,676
150,000	Arizona Public Service Co	8.750	03/01/19	193,911
350,000	Arizona Public Service Co	4.500	04/01/42	332,643
60,000	Atmos Energy Corp	4.950	10/15/14	62,504
100,000	Atmos Energy Corp	8.500	03/15/19	128,742
100,000	Atmos Energy Corp	5.500	06/15/41	109,486
125,000	Atmos Energy Corp	4.150	01/15/43	110,994
100,000	Baltimore Gas & Electric Co	3.500	11/15/21	100,933
400,000	Baltimore Gas & Electric Co	3.350	07/01/23	389,662
785,000	Carolina Power & Light Co	5.300	01/15/19	904,896
350,000	Carolina Power & Light Co	3.000	09/15/21	347,370
150,000	Carolina Power & Light Co	2.800	05/15/22	144,223
100,000	Carolina Power & Light Co	4.100	05/15/42	92,205
300,000	Carolina Power & Light Co	4.100	03/15/43	272,694
100,000	CenterPoint Energy Houston Electric LLC	2.250	08/01/22	92,251
100,000	CenterPoint Energy Houston Electric LLC	6.950	03/15/33	129,656
100,000	CenterPoint Energy Houston Electric LLC	3.550	08/01/42	83,716
423,000	CenterPoint Energy Resources Corp	4.500	01/15/21	459,395
203,000	Cleco Power LLC	6.000	12/01/40	221,093
100,000	CMS Energy Corp	4.700	03/31/43	92,614
500,000	Commonwealth Edison Co	1.950	09/01/16	511,362
775,000	Commonwealth Edison Co	4.000	08/01/20	826,585
387,000	Commonwealth Edison Co	5.900	03/15/36	447,910
200,000	Commonwealth Edison Co	3.800	10/01/42	172,457
300,000	Commonwealth Edison Co	4.600	08/15/43	294,634
210,000	Connecticut Light & Power Co	5.500	02/01/19	242,487
200,000	Connecticut Light & Power Co	2.500	01/15/23	186,265
60,000	Consolidated Edison Co of New York, Inc	6.650	04/01/19	73,193
1,390,000	Consolidated Edison Co of New York, Inc	4.450	06/15/20	1,528,532
325,000	Consolidated Edison Co of New York, Inc	5.700	06/15/40	374,016
200,000	Consolidated Edison Co of New York, Inc	4.200	03/15/42	185,223
75

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$550,000		Consolidated Edison Co of New York, Inc	3.950%	03/01/43	$488,453
105,000		Consolidated Natural Gas Co	5.000	12/01/14	110,180
480,000		Constellation Energy Group, Inc	4.550	06/15/15	507,350
800,000		Consumers Energy Co	5.500	08/15/16	897,752
230,000		Consumers Energy Co	6.125	03/15/19	274,953
150,000		Consumers Energy Co	2.850	05/15/22	145,991
200,000		Consumers Energy Co	3.375	08/15/23	199,623
250,000		Consumers Energy Co	3.950	05/15/43	224,898
300,000	g	Dayton Power & Light Co	1.875	09/15/16	302,334
200,000		Delmarva Power & Light Co	4.000	06/01/42	181,820
400,000		Detroit Edison Co	3.450	10/01/20	417,259
100,000		Detroit Edison Co	2.650	06/15/22	95,137
100,000		Detroit Edison Co	3.950	06/15/42	90,405
360,000		Dominion Resources, Inc	5.150	07/15/15	386,305
100,000		Dominion Resources, Inc	1.400	09/15/17	98,596
1,700,000		Dominion Resources, Inc	4.450	03/15/21	1,821,524
500,000		Dominion Resources, Inc	2.750	09/15/22	467,092
200,000		Dominion Resources, Inc	5.950	06/15/35	222,929
100,000		Dominion Resources, Inc	4.050	09/15/42	86,066
200,000		DTE Electric Co	3.650	03/15/24	202,647
200,000		DTE Electric Co	4.000	04/01/43	181,576
790,000		Duke Energy Carolinas LLC	5.750	11/15/13	794,878
125,000		Duke Energy Carolinas LLC	4.300	06/15/20	135,446
500,000		Duke Energy Carolinas LLC	4.000	09/30/42	451,345
500,000		Duke Energy Corp	2.100	06/15/18	498,667
746,000		Duke Energy Corp	5.050	09/15/19	831,354
300,000		Duke Energy Corp	3.050	08/15/22	283,900
250,000		Duke Energy Indiana, Inc	4.200	03/15/42	231,529
200,000		Duke Energy Indiana, Inc	4.900	07/15/43	204,035
500,000		Duke Energy Ohio, Inc	3.800	09/01/23	510,895
200,000		El Paso Natural Gas Co	5.950	04/15/17	225,073
100,000		Enbridge, Inc	5.600	04/01/17	111,413
300,000		Enbridge, Inc	4.000	10/01/23	300,313
150,000		Energen Corp	4.625	09/01/21	148,602
400,000		Energy Transfer Partners LP	6.125	02/15/17	452,479
44,000		Energy Transfer Partners LP	9.700	03/15/19	56,271
500,000		Energy Transfer Partners LP	4.650	06/01/21	513,356
200,000		Energy Transfer Partners LP	5.200	02/01/22	210,259
200,000		Energy Transfer Partners LP	3.600	02/01/23	186,297
500,000		Energy Transfer Partners LP	4.900	02/01/24	508,105
140,000		Energy Transfer Partners LP	7.500	07/01/38	161,640
450,000		Energy Transfer Partners LP	6.500	02/01/42	475,045
200,000		Energy Transfer Partners LP	5.150	02/01/43	178,621
500,000		Energy Transfer Partners LP	5.950	10/01/43	496,378
100,000		Enersis S.A.	7.375	01/15/14	101,600
125,000		Entergy Arkansas, Inc	3.750	02/15/21	129,085
300,000		Entergy Arkansas, Inc	3.050	06/01/23	285,041
200,000		Entergy Corp	3.625	09/15/15	207,256
200,000		Entergy Corp	5.125	09/15/20	208,023
150,000		Entergy Louisiana LLC	1.875	12/15/14	152,075
200,000		Entergy Louisiana LLC	4.050	09/01/23	204,800
225,000		Entergy Texas, Inc	7.125	02/01/19	266,844
76

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$75,000		Exelon Corp	4.900%	06/15/15	$79,688
400,000		Exelon Generation Co LLC	5.200	10/01/19	438,076
200,000		Exelon Generation Co LLC	4.250	06/15/22	196,885
371,000		Exelon Generation Co LLC	5.600	06/15/42	354,574
400,000		Florida Power & Light Co	2.750	06/01/23	379,773
247,000		Florida Power & Light Co	4.950	06/01/35	262,905
400,000		Florida Power & Light Co	5.250	02/01/41	440,720
100,000		Florida Power & Light Co	4.125	02/01/42	93,690
200,000		Florida Power & Light Co	4.050	06/01/42	184,912
450,000		Florida Power & Light Co	3.800	12/15/42	397,603
29,000		Florida Power Corp	5.650	06/15/18	33,740
700,000		Florida Power Corp	3.100	08/15/21	695,764
165,000		Florida Power Corp	6.400	06/15/38	200,976
300,000		Florida Power Corp	3.850	11/15/42	260,965
690,000		FPL Group Capital, Inc	2.600	09/01/15	710,516
300,000		Georgia Power Co	0.625	11/15/15	299,373
900,000		Georgia Power Co	5.700	06/01/17	1,027,938
177,000		Georgia Power Co	5.950	02/01/39	200,382
200,000		Georgia Power Co	4.300	03/15/43	179,900
200,000		Great Plains Energy, Inc	4.850	06/01/21	213,599
200,000	i	Great Plains Energy, Inc	5.292	06/15/22	215,959
80,000		Indiana Michigan Power Co	7.000	03/15/19	95,979
200,000		Indiana Michigan Power Co	3.200	03/15/23	189,518
70,000		Integrys Energy Group, Inc	4.170	11/01/20	73,286
100,000		Interstate Power & Light Co	6.250	07/15/39	119,271
200,000		ITC Holdings Corp	4.050	07/01/23	198,128
500,000	g	Jersey Central Power & Light Co	4.700	04/01/24	506,260
225,000		Kansas City Power & Light Co	3.150	03/15/23	212,837
100,000		Kansas City Power & Light Co	5.300	10/01/41	100,408
20,000	g	Kansas Gas & Electric	6.700	06/15/19	24,544
250,000		KeySpan Corp	5.803	04/01/35	265,290
150,000		Kinder Morgan Energy Partners LP	3.500	03/01/16	157,903
400,000		Kinder Morgan Energy Partners LP	5.950	02/15/18	457,993
300,000		Kinder Morgan Energy Partners LP	2.650	02/01/19	297,935
500,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	639,862
100,000		Kinder Morgan Energy Partners LP	5.800	03/01/21	112,279
1,200,000		Kinder Morgan Energy Partners LP	3.950	09/01/22	1,179,848
350,000		Kinder Morgan Energy Partners LP	3.450	02/15/23	327,319
200,000		Kinder Morgan Energy Partners LP	3.500	09/01/23	186,468
300,000		Kinder Morgan Energy Partners LP	4.150	02/01/24	294,371
535,000		Kinder Morgan Energy Partners LP	6.500	09/01/39	580,920
300,000		Kinder Morgan Energy Partners LP	5.625	09/01/41	298,856
200,000		Kinder Morgan Energy Partners LP	5.000	08/15/42	181,797
500,000		Kinder Morgan Energy Partners LP	5.000	03/01/43	452,176
200,000		Laclede Gas Co	4.625	08/15/43	198,486
320,000		LG&E and KU Energy LLC	3.750	11/15/20	324,040
400,000		MidAmerican Energy Co	4.650	10/01/14	416,389
200,000		MidAmerican Energy Co	2.400	03/15/19	203,699
200,000		MidAmerican Energy Co	3.700	09/15/23	203,213
200,000		MidAmerican Energy Co	4.800	09/15/43	203,132
350,000		Midamerican Energy Holdings Co	5.750	04/01/18	405,991
1,032,000		Midamerican Energy Holdings Co	5.950	05/15/37	1,145,217
77

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Midamerican Energy Holdings Co	6.500%	09/15/37	$354,348
750,000	Mississippi Power Co	4.250	03/15/42	657,674
100,000	National Fuel Gas Co	4.900	12/01/21	105,654
200,000	National Fuel Gas Co	3.750	03/01/23	192,195
820,000	Nevada Power Co	6.500	08/01/18	983,143
45,000	Nevada Power Co	7.125	03/15/19	55,828
230,000	Nevada Power Co	5.375	09/15/40	250,906
700,000	NextEra Energy Capital Holdings, Inc	1.200	06/01/15	703,746
500,000	NextEra Energy Capital Holdings, Inc	4.500	06/01/21	526,545
235,000	NiSource Finance Corp	5.400	07/15/14	243,394
350,000	NiSource Finance Corp	6.400	03/15/18	405,071
150,000	NiSource Finance Corp	6.125	03/01/22	168,950
400,000	NiSource Finance Corp	3.850	02/15/23	390,834
100,000	NiSource Finance Corp	5.950	06/15/41	105,981
200,000	NiSource Finance Corp	5.250	02/15/43	192,181
150,000	NiSource Finance Corp	4.800	02/15/44	134,333
300,000	Northeast Utilities	2.800	05/01/23	277,075
150,000	Northern States Power Co	2.150	08/15/22	136,643
300,000	Northern States Power Co	2.600	05/15/23	280,748
425,000	Northern States Power Co	5.350	11/01/39	476,457
200,000	Northern States Power Co	3.400	08/15/42	164,580
150,000	NSTAR Electric Co	5.625	11/15/17	171,448
200,000	NSTAR Electric Co	2.375	10/15/22	184,652
500,000	Oglethorpe Power Corp	4.200	12/01/42	433,966
250,000	Ohio Edison Co	8.250	10/15/38	355,073
600,000	Ohio Power Co	5.375	10/01/21	675,312
100,000	Oklahoma Gas & Electric Co	5.250	05/15/41	107,611
400,000	Oklahoma Gas & Electric Co	3.900	05/01/43	349,025
220,000	Oncor Electric Delivery Co LLC	6.375	01/15/15	234,965
200,000	Oncor Electric Delivery Co LLC	6.800	09/01/18	239,614
150,000	Oncor Electric Delivery Co LLC	4.100	06/01/22	154,886
70,000	Oncor Electric Delivery Co LLC	7.250	01/15/33	88,913
100,000	Oncor Electric Delivery Co LLC	5.250	09/30/40	104,564
550,000	Oncor Electric Delivery Co LLC	4.550	12/01/41	527,058
150,000	Oncor Electric Delivery Co LLC	5.300	06/01/42	158,652
250,000	ONEOK Partners LP	3.250	02/01/16	260,238
100,000	ONEOK Partners LP	2.000	10/01/17	99,279
200,000	ONEOK Partners LP	3.200	09/15/18	203,768
400,000	ONEOK Partners LP	3.375	10/01/22	368,488
200,000	ONEOK Partners LP	5.000	09/15/23	205,242
130,000	ONEOK Partners LP	6.650	10/01/36	138,410
250,000	ONEOK Partners LP	6.850	10/15/37	271,085
100,000	ONEOK Partners LP	6.125	02/01/41	101,095
150,000	ONEOK, Inc	4.250	02/01/22	140,292
150,000	ONEOK, Inc	6.000	06/15/35	137,710
355,000	Pacific Gas & Electric Co	8.250	10/15/18	453,301
400,000	Pacific Gas & Electric Co	3.250	06/15/23	381,109
420,000	Pacific Gas & Electric Co	6.050	03/01/34	467,267
600,000	Pacific Gas & Electric Co	5.400	01/15/40	619,495
400,000	Pacific Gas & Electric Co	4.500	12/15/41	365,853
150,000	Pacific Gas & Electric Co	3.750	08/15/42	122,060
400,000	Pacific Gas & Electric Co	4.600	06/15/43	372,902
78

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$250,000	PacifiCorp	2.950%	02/01/22	$244,431
200,000	PacifiCorp	2.950	06/01/23	193,162
850,000	PacifiCorp	6.000	01/15/39	1,009,299
150,000	PECO Energy Co	2.375	09/15/22	139,131
200,000	PECO Energy Co	4.800	10/15/43	204,103
165,000	Pepco Holdings, Inc	2.700	10/01/15	169,617
350,000	PG&E Corp	5.750	04/01/14	358,456
200,000	Piedmont Natural Gas Co, Inc	4.650	08/01/43	198,649
65,000	Potomac Electric Power Co	7.900	12/15/38	93,997
200,000	Potomac Electric Power Co	4.150	03/15/43	185,803
100,000	PPL Capital Funding, Inc	1.900	06/01/18	98,155
300,000	PPL Capital Funding, Inc	4.200	06/15/22	298,531
200,000	PPL Capital Funding, Inc	3.500	12/01/22	189,185
400,000	PPL Capital Funding, Inc	3.400	06/01/23	372,752
200,000	PPL Electric Utilities Corp	2.500	09/01/22	186,740
300,000	PPL Electric Utilities Corp	4.750	07/15/43	306,160
200,000	PPL Energy Supply LLC	6.200	05/15/16	220,638
225,000	PPL Energy Supply LLC	6.500	05/01/18	254,437
100,000	PPL Energy Supply LLC	4.600	12/15/21	98,669
300,000	Progress Energy, Inc	3.150	04/01/22	286,856
900,000	Progress Energy, Inc	7.750	03/01/31	1,154,428
200,000	PSEG Power LLC	5.320	09/15/16	221,390
335,000	Public Service Co of Colorado	5.500	04/01/14	343,188
150,000	Public Service Co of Colorado	2.250	09/15/22	137,470
200,000	Public Service Co of Colorado	2.500	03/15/23	185,597
150,000	Public Service Co of Colorado	3.600	09/15/42	127,152
520,000	Public Service Co of Oklahoma	5.150	12/01/19	590,911
100,000	Public Service Co of Oklahoma	4.400	02/01/21	106,053
150,000	Public Service Co of Oklahoma	6.625	11/15/37	177,512
220,000	Public Service Electric & Gas Co	5.300	05/01/18	251,919
200,000	Public Service Electric & Gas Co	2.300	09/15/18	203,385
400,000	Public Service Electric & Gas Co	2.375	05/15/23	366,376
200,000	Public Service Electric & Gas Co	3.750	03/15/24	205,804
410,000	Public Service Electric & Gas Co	5.375	11/01/39	459,847
200,000	Public Service Electric & Gas Co	3.950	05/01/42	181,747
100,000	Public Service Electric & Gas Co	3.650	09/01/42	86,008
200,000	Public Service Electric & Gas Co	3.800	01/01/43	176,105
250,000	Puget Sound Energy, Inc	5.757	10/01/39	285,646
100,000	Puget Sound Energy, Inc	4.434	11/15/41	95,539
100,000	Questar Corp	2.750	02/01/16	103,749
150,000	San Diego Gas & Electric Co	3.000	08/15/21	150,339
400,000	San Diego Gas & Electric Co	3.600	09/01/23	408,464
305,000	San Diego Gas & Electric Co	5.350	05/15/40	343,848
100,000	San Diego Gas & Electric Co	3.950	11/15/41	91,991
300,000	SCANA Corp	4.750	05/15/21	305,606
100,000	SCANA Corp	4.125	02/01/22	97,637
250,000	Scottish Power Ltd	5.810	03/15/25	260,456
600,000	Sempra Energy	2.000	03/15/14	603,790
200,000	Sempra Energy	2.300	04/01/17	203,852
150,000	Sempra Energy	2.875	10/01/22	139,325
260,000	Sempra Energy	6.000	10/15/39	286,636
125,000	Sierra Pacific Power Co	3.375	08/15/23	123,834
79

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$50,000		South Carolina Electric & Gas Co	5.300%	05/15/33	$53,337
125,000		South Carolina Electric & Gas Co	5.450	02/01/41	136,845
250,000		South Carolina Electric & Gas Co	4.350	02/01/42	232,592
300,000		South Carolina Electric & Gas Co	4.600	06/15/43	291,836
500,000		Southaven Combined Cycle Generation LLC	3.846	08/15/33	505,246
100,000		Southern California Edison Co	5.000	01/15/16	109,378
250,000		Southern California Edison Co	5.500	08/15/18	290,635
280,000		Southern California Edison Co	3.875	06/01/21	296,310
400,000		Southern California Edison Co	3.500	10/01/23	399,424
185,000		Southern California Edison Co	6.050	03/15/39	221,162
300,000		Southern California Edison Co	4.500	09/01/40	293,484
500,000		Southern California Edison Co	3.900	12/01/41	447,067
200,000		Southern California Edison Co	4.050	03/15/42	181,993
500,000		Southern California Edison Co	3.900	03/15/43	444,436
350,000		Southern California Edison Co	4.650	10/01/43	345,984
150,000		Southern California Gas Co	3.750	09/15/42	132,512
200,000		Southern Co	2.375	09/15/15	205,592
100,000		Southern Co	1.950	09/01/16	101,926
300,000		Southern Co	2.450	09/01/18	302,916
108,000	g	Southern Natural Gas Co	5.900	04/01/17	122,776
550,000		Southern Natural Gas Co	4.400	06/15/21	576,061
100,000		Southern Natural Gas Co	8.000	03/01/32	129,093
250,000		Southwest Gas Corp	3.875	04/01/22	257,444
250,000		Southwestern Electric Power Co	5.550	01/15/17	274,383
400,000		Southwestern Electric Power Co	6.200	03/15/40	444,651
600,000		Southwestern Public Service Co	4.500	08/15/41	583,987
60,000		Spectra Energy Capital LLC	6.200	04/15/18	68,849
450,000		Spectra Energy Capital LLC	8.000	10/01/19	547,249
600,000		Spectra Energy Capital LLC	3.300	03/15/23	535,753
200,000		Spectra Energy Partners LP	2.950	09/25/18	203,295
200,000		Spectra Energy Partners LP	4.750	03/15/24	206,090
200,000		Spectra Energy Partners LP	5.950	09/25/43	210,622
150,000		System Energy Resources, Inc	4.100	04/01/23	148,635
200,000		Tampa Electric Co	5.400	05/15/21	229,275
100,000		Tampa Electric Co	2.600	09/15/22	94,113
100,000		Tampa Electric Co	4.100	06/15/42	89,551
200,000		TECO Finance, Inc	5.150	03/15/20	218,092
200,000		Tennessee Gas Pipeline Co	7.000	10/15/28	243,895
12,000		Toledo Edison Co	7.250	05/01/20	14,570
300,000		Toledo Edison Co	6.150	05/15/37	326,765
770,000		Total Capital S.A.	3.125	10/02/15	806,112
300,000		Total Capital S.A.	2.125	08/10/18	302,700
200,000		Total Capital S.A.	4.450	06/24/20	220,516
100,000		Total Capital S.A.	4.125	01/28/21	106,313
350,000		TransAlta Corp	6.650	05/15/18	399,979
300,000		TransAlta Corp	4.500	11/15/22	285,787
125,000		Transcontinental Gas Pipe Line Co LLC	4.450	08/01/42	111,548
100,000		Union Electric Co	8.450	03/15/39	154,875
100,000		Union Electric Co	3.900	09/15/42	88,978
100,000		United Utilities plc	6.875	08/15/28	110,950
200,000		Virginia Electric and Power Co	1.200	01/15/18	195,319
200,000		Virginia Electric and Power Co	2.750	03/15/23	189,765
80

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$350,000	Virginia Electric and Power Co	6.000%	05/15/37	$411,583
160,000	Virginia Electric and Power Co	4.000	01/15/43	142,931
250,000	Virginia Electric and Power Co	4.650	08/15/43	247,915
500,000	Westar Energy, Inc	4.125	03/01/42	460,903
450,000	Western Gas Partners LP	4.000	07/01/22	436,730
225,000	Western Massachusetts Electric Co	3.500	09/15/21	227,066
35,000	Williams Cos, Inc	7.875	09/01/21	41,740
175,000	Williams Cos, Inc	3.700	01/15/23	158,049
300,000	Williams Cos, Inc	7.750	06/15/31	340,012
245,000	Williams Partners LP	3.800	02/15/15	254,305
70,000	Williams Partners LP	7.250	02/01/17	81,502
530,000	Williams Partners LP	5.250	03/15/20	571,471
600,000	Williams Partners LP	4.000	11/15/21	591,097
200,000	Williams Partners LP	3.350	08/15/22	185,168
335,000	Williams Partners LP	6.300	04/15/40	353,222
300,000	Wisconsin Electric Power Co	1.700	06/15/18	298,790
200,000	Wisconsin Electric Power Co	5.625	05/15/33	227,077
200,000	Wisconsin Electric Power Co	3.650	12/15/42	171,009
200,000	Wisconsin Power & Light Co	2.250	11/15/22	182,433
200,000	Wisconsin Power & Light Co	6.375	08/15/37	243,743
200,000	Wisconsin Public Service Corp	3.671	12/01/42	174,920
200,000	Xcel Energy, Inc	0.750	05/09/16	198,598
100,000	Xcel Energy, Inc	4.700	05/15/20	110,022
100,000	Xcel Energy, Inc	4.800	09/15/41	98,157
	TOTAL UTILITIES			94,266,242

	TOTAL CORPORATE BONDS			1,089,998,836
	(Cost $1,096,045,102)

GOVERNMENT BONDS - 73.7%

AGENCY SECURITIES - 4.1%
250,000	Federal Agricultural Mortgage Corp (FAMC)	2.375	07/22/15	258,520
3,000,000	Federal Farm Credit Bank (FFCB)	3.875	10/07/13	3,001,896
500,000	FFCB	0.300	07/18/14	500,654
2,600,000	FFCB	3.000	09/22/14	2,672,049
1,600,000	FFCB	1.050	03/28/16	1,620,285
8,625,000	Federal Home Loan Bank (FHLB)	3.125	12/13/13	8,677,509
110,000	FHLB	5.250	06/18/14	114,013
200,000	FHLB	0.400	07/02/14	200,391
7,650,000	FHLB	2.875	06/12/15	7,975,332
1,000,000	FHLB	5.375	05/18/16	1,125,724
95,000	FHLB	4.750	12/16/16	106,843
500,000	FHLB	4.875	05/17/17	568,973
1,000,000	FHLB	0.750	09/08/17	981,236
2,745,000	FHLB	5.000	11/17/17	3,162,624
4,000,000	FHLB	1.625	06/14/19	3,935,628
5,005,000	FHLB	5.500	07/15/36	5,913,863
1,740,000	Federal Home Loan Mortgage Corp (FHLMC)	2.500	04/23/14	1,763,669
5,000,000	FHLMC	1.000	08/27/14	5,040,320
7,000,000	FHLMC	0.375	08/28/14	7,013,783
5,000,000	FHLMC	2.875	02/09/15	5,177,540
81

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$108,000		FHLMC	4.375%	07/17/15	$115,857
125,000		FHLMC	4.750	11/17/15	136,371
132,000		FHLMC	4.750	01/19/16	144,828
6,213,000		FHLMC	5.250	04/18/16	6,949,961
127,000		FHLMC	5.500	07/18/16	143,850
16,736,000		FHLMC	5.125	10/18/16	18,918,776
9,000,000		FHLMC	2.375	01/13/22	8,759,664
214,000		Federal National Mortgage Association (FNMA)	2.750	02/05/14	215,967
7,646,000		FNMA	2.750	03/13/14	7,737,691
4,071,000		FNMA	2.500	05/15/14	4,131,381
5,415,000		FNMA	3.000	09/16/14	5,565,629
9,145,000		FNMA	4.625	10/15/14	9,567,728
14,000,000		FNMA	2.625	11/20/14	14,392,630
5,000,000		FNMA	2.250	03/15/16	5,200,390
10,215,000		FNMA	5.000	03/15/16	11,308,066
150,000		FNMA	5.000	05/11/17	170,793
4,340,000		FNMA	5.375	06/12/17	5,007,006
3,000,000		FNMA	1.625	11/27/18	2,987,475
11,000,000	j	FNMA	0.000	10/09/19	9,329,023
951,000		FNMA	6.030	10/08/27	1,180,969
5,000,000		FNMA	6.625	11/15/30	6,683,275
4,500,000		FNMA	5.625	07/15/37	5,475,492
815,000		Financing Corp	9.400	02/08/18	1,078,955
825,000		Financing Corp	9.800	04/06/18	1,122,965
815,000		Financing Corp	10.350	08/03/18	1,138,362
450,000		Private Export Funding Corp (PEFCO)	1.375	02/15/17	453,498
590,000		PEFCO	2.250	12/15/17	611,656
175,000		PEFCO	1.450	08/15/19	167,428
400,000		PEFCO	2.050	11/15/22	362,844
300,000		Israel Government AID Bond	5.500	04/26/24	356,474
300,000		Tennessee Valley Authority	1.750	10/15/18	300,292
700,000		Tunisia Government AID Bonds	1.686	07/16/19	680,170
		TOTAL AGENCY SECURITIES			190,206,318

FOREIGN GOVERNMENT BONDS - 3.4%
906,000		Brazilian Government International Bond	5.875	01/15/19	1,025,139
2,090,000		Brazilian Government International Bond	4.875	01/22/21	2,244,137
1,300,000		Brazilian Government International Bond	2.625	01/05/23	1,140,750
300,000		Brazilian Government International Bond	8.875	04/15/24	408,750
880,000		Brazilian Government International Bond	7.125	01/20/37	1,034,000
2,330,000		Brazilian Government International Bond	5.625	01/07/41	2,324,175
525,000		Canada Government International Bond	2.375	09/10/14	535,694
850,000		Canada Government International Bond	0.875	02/14/17	849,490
345,000		Chile Government International Bond	3.875	08/05/20	359,662
300,000		Chile Government International Bond	2.250	10/30/22	269,250
300,000		Chile Government International Bond	3.625	10/30/42	243,750
850,000		China Development Bank	5.000	10/15/15	911,756
900,000		Colombia Government International Bond	8.250	12/22/14	972,000
450,000		Colombia Government International Bond	7.375	03/18/19	544,950
900,000		Colombia Government International Bond	4.375	07/12/21	929,250
600,000		Colombia Government International Bond	2.625	03/15/23	531,000
750,000		Colombia Government International Bond	4.000	02/26/24	735,000
82

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,250,000	Colombia Government International Bond	6.125%	01/18/41	$1,362,500
500,000	Council of Europe Development Bank	1.000	03/07/18	487,850
300,000	Development Bank of Japan	5.125	02/01/17	338,796
50,000	European Bank for Reconstruction & Development	1.625	09/03/15	51,096
1,500,000	European Bank for Reconstruction & Development	2.500	03/15/16	1,566,277
1,000,000	European Bank for Reconstruction & Development	1.375	10/20/16	1,014,131
1,000,000	European Investment Bank	1.500	05/15/14	1,008,260
4,000,000	European Investment Bank	1.125	04/15/15	4,046,400
5,000,000	European Investment Bank	1.625	09/01/15	5,115,000
5,500,000	European Investment Bank	1.375	10/20/15	5,601,750
4,000,000	European Investment Bank	2.250	03/15/16	4,154,800
2,200,000	European Investment Bank	1.750	03/15/17	2,248,754
1,000,000	European Investment Bank	2.875	09/15/20	1,017,100
1,205,000	European Investment Bank	4.875	02/15/36	1,332,961
200,000	Export Development Canada	1.500	05/15/14	201,572
545,000	Export Development Canada	2.250	05/28/15	561,999
300,000	Export Development Canada	0.500	09/15/15	300,480
250,000	Export Development Canada	1.250	10/26/16	253,675
500,000	Export Development Canada	0.750	12/15/17	489,775
180,000	Export-Import Bank of Korea	8.125	01/21/14	183,948
250,000	Export-Import Bank of Korea	5.875	01/14/15	264,820
1,090,000	Export-Import Bank of Korea	4.125	09/09/15	1,149,783
300,000	Export-Import Bank of Korea	1.250	11/20/15	300,221
400,000	Export-Import Bank of Korea	3.750	10/20/16	423,335
200,000	Export-Import Bank of Korea	1.750	02/27/18	194,604
775,000	Export-Import Bank of Korea	5.125	06/29/20	850,114
300,000	Export-Import Bank of Korea	5.000	04/11/22	327,886
1,590,000	Federative Republic of Brazil	6.000	01/17/17	1,778,415
677,500	Federative Republic of Brazil	8.000	01/15/18	762,187
100,000	Finland Government International Bond	6.950	02/15/26	128,352
750,000	FMS Wertmanagement AoeR	1.000	11/21/17	738,150
500,000	Hydro Quebec	2.000	06/30/16	514,950
800,000	Hydro Quebec	1.375	06/19/17	801,184
270,000	Hydro Quebec	9.400	02/01/21	372,486
200,000	Hydro Quebec	8.500	12/01/29	293,005
1,000,000	Inter-American Development Bank	3.000	04/22/14	1,015,423
1,500,000	Inter-American Development Bank	2.250	07/15/15	1,548,849
3,000,000	Inter-American Development Bank	1.750	08/24/18	3,029,415
1,105,000	Inter-American Development Bank	3.875	09/17/19	1,222,475
200,000	Inter-American Development Bank	3.200	08/07/42	161,591
1,800,000	International Bank for Reconstruction & Development	1.125	08/25/14	1,810,282
3,200,000	International Bank for Reconstruction & Development	2.375	05/26/15	3,307,107
2,100,000	International Bank for Reconstruction & Development	2.125	03/15/16	2,177,253
950,000	International Bank for Reconstruction & Development	1.000	09/15/16	956,687
400,000	International Bank for Reconstruction & Development	7.625	01/19/23	553,912
334,000	International Bank for Reconstruction & Development	4.750	02/15/35	368,031
30,000	International Finance Corp	3.000	04/22/14	30,460
1,700,000	International Finance Corp	2.750	04/20/15	1,760,438
2,750,000	International Finance Corp	1.125	11/23/16	2,769,629
800,000	Israel Government AID Bond	5.500	09/18/23	950,037
400,000	Israel Government International Bond	5.125	03/26/19	454,800
705,000	Israel Government International Bond	4.000	06/30/22	731,437
83

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		Israel Government International Bond	3.150%	06/30/23	$285,900
300,000		Israel Government International Bond	4.500	01/30/43	268,500
500,000		Italian Republic	3.125	01/26/15	512,250
1,200,000		Italian Republic	5.250	09/20/16	1,294,320
1,374,000		Italian Republic	5.375	06/15/33	1,388,977
1,500,000		Italy Government International Bond	4.750	01/25/16	1,598,550
430,000		Italy Government International Bond	5.375	06/12/17	468,829
1,100,000		Japan Bank for International Cooperation	1.875	09/24/15	1,125,017
1,900,000		Japan Bank for International Cooperation	1.125	07/19/17	1,888,315
300,000		Japan Bank for International Cooperation	1.750	07/31/18	298,899
300,000		Japan Bank for International Cooperation	3.375	07/31/23	300,933
600,000		Japan Finance Corp	2.250	07/13/16	622,607
700,000		Japan Finance Organization for Municipalities	5.000	05/16/17	797,020
600,000		KFW	2.625	01/25/22	594,589
600,000		Korea Development Bank	8.000	01/23/14	613,288
475,000		Korea Development Bank	4.375	08/10/15	502,504
235,000		Korea Development Bank	3.250	03/09/16	244,132
400,000		Korea Development Bank	3.500	08/22/17	419,723
300,000		Korea Development Bank	1.500	01/22/18	289,145
200,000		Korea Development Bank	3.000	09/14/22	188,434
1,588,000		Mexico Government International Bond	3.625	03/15/22	1,575,296
4,098,000	h	Mexico Government International Bond	4.000	10/02/23	4,072,388
1,400,000		Mexico Government International Bond	6.750	09/27/34	1,659,000
1,414,000		Mexico Government International Bond	6.050	01/11/40	1,546,209
1,474,000		Mexico Government International Bond	4.750	03/08/44	1,333,970
150,000		Mexico Government International Bond	5.750	10/12/10	141,000
300,000		North American Development Bank	2.400	10/26/22	269,550
800,000		Panama Government International Bond	5.200	01/30/20	878,000
300,000		Panama Government International Bond	7.125	01/29/26	366,750
692,000		Panama Government International Bond	6.700	01/26/36	790,610
400,000		Panama Government International Bond	4.300	04/29/53	309,000
520,000		Peruvian Government International Bond	7.125	03/30/19	630,500
925,000		Peruvian Government International Bond	7.350	07/21/25	1,181,688
600,000		Peruvian Government International Bond	6.550	03/14/37	709,500
500,000		Peruvian Government International Bond	5.625	11/18/50	516,250
1,250,000		Philippine Government International Bond	8.875	03/17/15	1,378,125
2,750,000		Philippine Government International Bond	5.000	01/13/37	2,990,625
380,000		Poland Government International Bond	3.875	07/16/15	398,544
1,985,000		Poland Government International Bond	6.375	07/15/19	2,316,495
67,000		Poland Government International Bond	5.125	04/21/21	72,863
390,000		Poland Government International Bond	5.000	03/23/22	419,445
490,000		Poland Government International Bond	3.000	03/17/23	448,840
1,055,000		Province of British Columbia Canada	2.850	06/15/15	1,098,635
400,000		Province of British Columbia Canada	1.200	04/25/17	401,881
200,000		Province of British Columbia Canada	2.650	09/22/21	198,736
800,000		Province of British Columbia Canada	2.000	10/23/22	731,920
500,000		Province of Manitoba Canada	4.900	12/06/16	562,435
500,000		Province of Manitoba Canada	1.125	06/01/18	491,945
500,000		Province of Manitoba Canada	1.750	05/30/19	492,304
200,000		Province of New Brunswick Canada	5.200	02/21/17	226,934
200,000		Province of New Brunswick Canada	2.750	06/15/18	209,814
255,000		Province of Nova Scotia Canada	2.375	07/21/15	262,576
84

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$50,000		Province of Nova Scotia Canada	5.125%	01/26/17	$56,476
200,000		Province of Nova Scotia Canada	8.250	07/30/22	268,554
2,200,000		Province of Ontario Canada	2.950	02/05/15	2,275,174
600,000		Province of Ontario Canada	0.950	05/26/15	604,579
2,690,000		Province of Ontario Canada	2.700	06/16/15	2,790,741
1,000,000		Province of Ontario Canada	2.300	05/10/16	1,037,700
300,000		Province of Ontario Canada	1.600	09/21/16	305,306
1,300,000		Province of Ontario Canada	1.100	10/25/17	1,279,850
1,000,000		Province of Ontario Canada	1.650	09/27/19	962,500
230,000		Province of Ontario Canada	4.400	04/14/20	254,944
800,000		Province of Ontario Canada	2.450	06/29/22	749,486
40,000		Province of Quebec Canada	4.875	05/05/14	41,091
385,000		Province of Quebec Canada	5.125	11/14/16	433,125
1,135,000		Province of Quebec Canada	4.625	05/14/18	1,279,259
1,120,000		Province of Quebec Canada	3.500	07/29/20	1,171,968
1,100,000		Province of Quebec Canada	2.625	02/13/23	1,023,330
200,000		Province of Quebec Canada	7.125	02/09/24	256,114
201,000		Province of Quebec Canada	7.500	09/15/29	272,158
100,000		Province of Saskatchewan Canada	8.500	07/15/22	137,419
200,000		Region of Lombardy Italy	5.804	10/25/32	184,453
475,000		Republic of Korea	5.750	04/16/14	487,591
700,000		Republic of Korea	7.125	04/16/19	867,646
500,000		Republic of Korea	3.875	09/11/23	508,996
2,500,000		Republic of Philippines	4.000	01/15/21	2,593,750
800,000		Republic of Turkey	7.500	07/14/17	905,000
300,000		South Africa Government International Bond	6.500	06/02/14	310,380
1,010,000		South Africa Government International Bond	6.875	05/27/19	1,160,238
225,000		South Africa Government International Bond	5.500	03/09/20	241,594
500,000		South Africa Government International Bond	4.665	01/17/24	485,000
300,000		South Africa Government International Bond	5.875	09/16/25	315,375
300,000		South Africa Government International Bond	6.250	03/08/41	314,250
625,000		Svensk Exportkredit AB	5.125	03/01/17	709,412
425,000		Svensk Exportkredit AB	1.125	04/05/18	416,330
4,000,000		Turkey Government International Bond	6.750	04/03/18	4,416,000
3,500,000		Turkey Government International Bond	3.250	03/23/23	3,018,750
3,250,000		Turkey Government International Bond	4.875	04/16/43	2,681,250
519,343		Uruguay Government International Bond	4.500	08/14/24	527,133
300,000		Uruguay Government International Bond	7.625	03/21/36	378,000
500,000		Uruguay Government International Bond	4.125	11/20/45	396,250
		TOTAL FOREIGN GOVERNMENT BONDS			156,644,127

MORTGAGE BACKED - 29.2%
118,986	i	Federal Home Loan Mortgage Corp (FHLMC)	4.972	04/01/35	126,830
11,901	i	FHLMC	2.322	10/01/35	12,540
159,675	i	FHLMC	2.436	02/01/36	169,163
83,315	i	FHLMC	2.565	07/01/36	88,356
281,560	i	FHLMC	2.303	09/01/36	301,185
164,590	i	FHLMC	2.404	09/01/36	175,350
202,045	i	FHLMC	2.522	09/01/36	213,953
101,243	i	FHLMC	5.762	01/01/37	106,991
15,255	i	FHLMC	5.556	02/01/37	15,986
19,509	i	FHLMC	5.632	02/01/37	20,903

85

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$429,796	i	FHLMC	2.714%	03/01/37	$458,699
29,927	i	FHLMC	5.311	03/01/37	31,888
342,774	i	FHLMC	5.698	04/01/37	360,220
245,993	i	FHLMC	6.015	04/01/37	263,131
51,036	i	FHLMC	2.906	05/01/37	54,529
30,152	i	FHLMC	6.080	05/01/37	31,871
55,789	i	FHLMC	2.500	06/01/37	59,427
276,218	i	FHLMC	5.105	06/01/37	295,498
225,466	i	FHLMC	2.864	08/01/37	238,517
138,204	i	FHLMC	1.699	09/01/37	147,099
263,808	i	FHLMC	1.738	09/01/37	275,416
2,797	i	FHLMC	6.221	09/01/37	2,942
39,876	i	FHLMC	5.336	02/01/38	42,383
211,808	i	FHLMC	2.584	04/01/38	225,803
257,049	i	FHLMC	4.847	04/01/38	271,026
102,031	i	FHLMC	4.851	06/01/38	108,137
22,799	i	FHLMC	2.375	07/01/38	24,071
67,308		FHLMC	5.000	10/01/39	72,510
81,661	i	FHLMC	3.595	06/01/40	86,594
403,545	i	FHLMC	3.396	07/01/40	422,018
421,086	i	FHLMC	2.951	01/01/41	438,555
56,885	i	FHLMC	2.556	05/01/41	58,574
1,344,063	i	FHLMC	3.423	08/01/41	1,419,201
561,454	i	FHLMC	2.917	09/01/41	583,651
127,598	i	FHLMC	3.111	10/01/41	131,063
4,970,539		FHLMC	3.500	07/01/33	5,140,870
4,654,559		FHLMC	3.500	07/01/42	4,729,291
4,973,154		FHLMC	3.000	08/01/43	4,844,765
11,176		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	07/01/14	11,823
4,567		FGLMC	7.500	01/01/16	4,624
43		FGLMC	7.500	05/01/16	45
53		FGLMC	7.500	06/01/16	55
18,905		FGLMC	5.500	05/01/17	19,919
37,950		FGLMC	5.500	06/01/17	39,994
23,313		FGLMC	5.000	12/01/17	24,690
17,716		FGLMC	5.500	12/01/17	18,666
28,958		FGLMC	5.000	03/01/18	30,664
94,004		FGLMC	5.000	04/01/18	99,558
79,700		FGLMC	4.500	06/01/18	84,233
234,029		FGLMC	4.500	09/01/18	247,399
142,138		FGLMC	4.000	11/01/18	150,367
246,636		FGLMC	4.500	01/01/19	266,772
30,427		FGLMC	4.000	05/01/19	32,257
250,996		FGLMC	4.500	05/01/19	265,306
532,288		FGLMC	4.500	06/01/19	562,760
150,584		FGLMC	4.000	10/01/19	159,355
61,067		FGLMC	5.500	11/01/19	65,413
460,808		FGLMC	4.500	12/01/19	488,136
82,807		FGLMC	4.500	01/01/20	87,542
1,899,870		FGLMC	4.500	02/01/20	2,008,361
37,429		FGLMC	4.500	02/01/20	40,443
375,317		FGLMC	5.000	05/01/20	400,853
86

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$409,766	FGLMC	5.000%	05/01/20	$434,316
34,021	FGLMC	4.500	07/01/20	36,760
386,464	FGLMC	5.000	07/01/20	409,681
6,174	FGLMC	7.000	10/01/20	6,735
32,766	FGLMC	5.000	12/01/20	34,782
1,329,516	FGLMC	4.000	05/01/21	1,407,090
400,388	FGLMC	4.500	06/01/21	424,077
708,262	FGLMC	4.500	06/01/21	750,220
341,981	FGLMC	5.000	07/01/21	363,114
47,223	FGLMC	5.500	07/01/21	51,028
4,937,476	FGLMC	3.000	12/01/21	5,153,757
30,068	FGLMC	5.000	10/01/22	32,471
26,639	FGLMC	6.000	11/01/22	29,313
229,358	FGLMC	5.000	04/01/23	247,761
334,129	FGLMC	4.500	05/01/23	353,624
15,485	FGLMC	4.500	05/01/23	16,387
180,007	FGLMC	5.000	05/01/23	193,822
336,183	FGLMC	5.500	05/01/23	362,758
48,162	FGLMC	5.000	10/01/23	52,023
33,852	FGLMC	5.500	10/01/23	36,658
38,782	FGLMC	5.000	11/01/23	41,774
81,256	FGLMC	5.000	03/01/24	87,539
20,857	FGLMC	4.500	04/01/24	22,046
8,709	FGLMC	4.500	05/01/24	9,209
61,962	FGLMC	4.500	06/01/24	65,533
289,443	FGLMC	4.000	07/01/24	306,415
541,360	FGLMC	4.000	07/01/24	573,011
130,653	FGLMC	5.500	07/01/24	137,550
553,540	FGLMC	4.000	08/01/24	585,530
38,256	FGLMC	4.500	09/01/24	40,440
18,507	FGLMC	4.500	09/01/24	19,574
93,295	FGLMC	4.500	09/01/24	98,657
20,256	FGLMC	5.500	09/01/24	22,097
682,658	FGLMC	4.000	10/01/24	722,537
21,810	FGLMC	4.500	10/01/24	23,052
57,619	FGLMC	4.500	10/01/24	62,553
25,001	FGLMC	4.500	11/01/24	26,430
58,187	FGLMC	4.500	12/01/24	61,545
223,214	FGLMC	5.500	12/01/24	240,793
42,984	FGLMC	4.500	02/01/25	45,463
925,818	FGLMC	4.000	03/01/25	980,026
26,530	FGLMC	4.500	06/01/25	28,054
51,504	FGLMC	4.500	07/01/25	54,413
888,651	FGLMC	3.500	10/01/25	935,950
515,402	FGLMC	4.000	10/01/25	545,185
1,528,544	FGLMC	3.500	11/01/25	1,609,934
906,277	FGLMC	3.500	11/01/25	954,538
417,085	FGLMC	3.500	12/01/25	439,302
291,779	FGLMC	3.000	01/01/26	301,800
2,968,146	FGLMC	3.500	01/01/26	3,126,309
273,540	FGLMC	4.000	04/01/26	289,778
555,936	FGLMC	4.000	05/01/26	589,114
87

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$140,643	FGLMC	5.500%	07/01/26	$153,271
1,779,851	FGLMC	4.000	08/01/26	1,885,742
10,146	FGLMC	6.000	08/01/26	11,100
457,248	FGLMC	3.000	09/01/26	472,951
1,170,552	FGLMC	3.000	10/01/26	1,210,774
1,789,228	FGLMC	3.500	10/01/26	1,884,874
62,546	FGLMC	5.000	10/01/26	68,300
18,350	FGLMC	5.500	10/01/26	19,944
6,863,060	FGLMC	3.000	02/01/27	7,098,767
3,586,662	FGLMC	2.500	05/01/27	3,612,524
3,592,855	FGLMC	2.500	11/01/27	3,620,013
212,046	FGLMC	6.000	12/01/27	231,430
2,769,783	FGLMC	2.500	01/01/28	2,788,177
7,188,264	FGLMC	2.500	03/01/28	7,243,660
281,055	FGLMC	5.000	03/01/28	303,448
3,890,435	FGLMC	2.500	05/01/28	3,920,543
30,250	FGLMC	5.500	05/01/28	32,766
9,798,533	FGLMC	2.500	07/01/28	9,863,774
228	FGLMC	6.500	10/01/28	252
256,359	FGLMC	5.500	01/01/29	278,684
6,344	FGLMC	6.500	01/01/29	7,038
41,324	FGLMC	4.000	02/01/29	43,516
1,655	FGLMC	6.500	03/01/29	1,844
176,305	FGLMC	4.500	04/01/29	188,350
17,289	FGLMC	6.500	07/01/29	19,124
62,697	FGLMC	5.000	12/01/29	67,576
90,097	FGLMC	4.000	08/01/30	95,013
546,664	FGLMC	4.500	01/01/31	584,685
843	FGLMC	8.000	01/01/31	975
558,534	FGLMC	4.000	03/01/31	589,031
70,042	FGLMC	4.000	05/01/31	73,886
577,243	FGLMC	4.500	05/01/31	627,334
226,304	FGLMC	4.000	06/01/31	237,330
700,031	FGLMC	4.000	08/01/31	738,290
642,950	FGLMC	4.000	09/01/31	678,308
10,657	FGLMC	6.500	09/01/31	12,066
20,132	FGLMC	8.000	09/01/31	23,435
303,261	FGLMC	3.500	11/01/31	314,542
125,211	FGLMC	7.000	12/01/31	143,615
50,539	FGLMC	6.500	01/01/32	55,948
118,874	FGLMC	6.000	02/01/32	131,309
4,048,633	FGLMC	3.000	03/01/32	4,051,521
46,641	FGLMC	7.000	04/01/32	52,623
39,827	FGLMC	6.500	05/01/32	45,035
3,217,366	FGLMC	3.500	09/01/32	3,354,236
41,100	FGLMC	5.500	11/01/32	44,887
46,124	FGLMC	6.000	02/01/33	50,894
171,109	FGLMC	5.000	03/01/33	185,162
226,106	FGLMC	6.000	03/01/33	249,450
12,831	FGLMC	6.000	03/01/33	13,964
92,891	FGLMC	6.000	03/01/33	101,156
73,708	FGLMC	5.000	04/01/33	79,802
88

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$19,351	FGLMC	6.000%	04/01/33	$21,368
1,460,739	FGLMC	5.000	06/01/33	1,583,054
404,541	FGLMC	5.500	06/01/33	441,777
149,140	FGLMC	4.500	07/01/33	159,080
191,868	FGLMC	5.000	08/01/33	206,863
18,966	FGLMC	5.000	08/01/33	20,439
47,594	FGLMC	6.500	08/01/33	52,711
446,153	FGLMC	5.000	09/01/33	483,985
83,891	FGLMC	5.500	09/01/33	91,700
222,079	FGLMC	5.500	09/01/33	244,681
171,616	FGLMC	5.500	09/01/33	189,120
224,834	FGLMC	5.500	09/01/33	247,873
73,750	FGLMC	4.000	10/01/33	77,129
37,972	FGLMC	5.000	10/01/33	41,177
279,655	FGLMC	5.500	10/01/33	307,623
301,288	FGLMC	5.500	12/01/33	330,246
82,842	FGLMC	5.500	12/01/33	90,399
889,583	FGLMC	7.000	12/01/33	1,009,450
798,862	FGLMC	5.000	01/01/34	866,318
20,251	FGLMC	5.500	02/01/34	22,105
96,236	FGLMC	5.000	03/01/34	104,328
127,372	FGLMC	5.500	03/01/34	138,778
252,203	FGLMC	5.000	05/01/34	273,554
130,206	FGLMC	4.500	06/01/34	138,984
302,020	FGLMC	5.000	06/01/34	327,029
82,964	FGLMC	5.500	06/01/34	90,410
57,782	FGLMC	6.000	06/01/34	63,866
176,652	FGLMC	6.000	09/01/34	195,148
23,913	FGLMC	5.000	11/01/34	26,079
1,140,369	FGLMC	5.500	11/01/34	1,238,476
707,356	FGLMC	5.000	12/01/34	765,992
52,536	FGLMC	5.500	12/01/34	57,003
132,732	FGLMC	5.500	12/01/34	144,976
63,599	FGLMC	5.500	01/01/35	69,090
8,133	FGLMC	5.500	01/01/35	8,835
14,468	FGLMC	5.500	01/01/35	15,718
353,438	FGLMC	4.500	04/01/35	377,020
50,276	FGLMC	6.000	05/01/35	55,530
285,402	FGLMC	6.000	05/01/35	310,845
328,934	FGLMC	7.000	05/01/35	361,038
82,138	FGLMC	5.500	06/01/35	89,215
49,578	FGLMC	5.500	06/01/35	53,849
45,873	FGLMC	5.000	07/01/35	49,393
1,449,772	FGLMC	5.000	07/01/35	1,568,469
40,517	FGLMC	6.000	07/01/35	44,099
63,706	FGLMC	5.000	08/01/35	68,814
46,447	FGLMC	5.500	08/01/35	50,302
102,290	FGLMC	6.000	08/01/35	111,323
30,274	FGLMC	4.500	09/01/35	32,248
217,484	FGLMC	5.000	10/01/35	234,727
297,899	FGLMC	5.000	10/01/35	321,356
42,743	FGLMC	5.000	10/01/35	45,989
89

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,081,941	FGLMC	5.500%	10/01/35	$1,176,256
36,320	FGLMC	5.000	12/01/35	39,205
167,414	FGLMC	5.000	12/01/35	180,515
98,087	FGLMC	6.000	01/01/36	107,860
70,781	FGLMC	5.000	02/01/36	76,408
32,136	FGLMC	5.000	02/01/36	34,682
40,268	FGLMC	6.000	02/01/36	44,316
423,690	FGLMC	5.500	04/01/36	458,176
45,695	FGLMC	5.500	05/01/36	49,494
4,865	FGLMC	6.500	05/01/36	5,381
1,474,313	FGLMC	6.000	06/01/36	1,617,698
287,980	FGLMC	5.000	07/01/36	310,407
299,147	FGLMC	6.000	07/01/36	330,548
48,747	FGLMC	6.000	08/01/36	53,357
40,616	FGLMC	6.000	09/01/36	44,237
1,675,235	FGLMC	5.500	10/01/36	1,811,618
1,131,247	FGLMC	5.500	10/01/36	1,225,321
140,595	FGLMC	6.500	10/01/36	159,987
67,465	FGLMC	5.500	11/01/36	72,957
163,519	FGLMC	6.000	11/01/36	179,394
852,235	FGLMC	6.000	12/01/36	932,599
1,442,447	FGLMC	5.500	03/01/37	1,559,855
473,462	FGLMC	6.000	03/01/37	516,911
100,651	FGLMC	6.500	03/01/37	111,784
504,837	FGLMC	5.500	04/01/37	545,929
62,486	FGLMC	5.000	05/01/37	67,231
42,458	FGLMC	5.000	06/01/37	45,683
261,912	FGLMC	5.500	06/01/37	283,230
912,001	FGLMC	6.000	07/01/37	992,538
303,788	FGLMC	6.000	08/01/37	333,483
118,109	FGLMC	6.000	09/01/37	129,718
1,303,755	FGLMC	5.500	10/01/37	1,417,358
46,924	FGLMC	6.000	11/01/37	51,068
401,367	FGLMC	6.500	11/01/37	443,979
164,387	FGLMC	6.000	01/01/38	178,907
603,898	FGLMC	6.000	02/01/38	657,534
62,706	FGLMC	6.000	02/01/38	68,243
633,117	FGLMC	5.000	03/01/38	681,310
2,079,667	FGLMC	5.000	03/01/38	2,239,150
66,173	FGLMC	5.000	04/01/38	72,297
694,088	FGLMC	5.000	04/01/38	749,173
1,037,581	FGLMC	5.500	04/01/38	1,122,035
255,219	FGLMC	5.500	05/01/38	275,992
29,270	FGLMC	5.500	06/01/38	31,653
85,158	FGLMC	6.000	07/01/38	92,678
112,451	FGLMC	5.500	08/01/38	121,888
1,003,730	FGLMC	5.500	08/01/38	1,085,429
108,255	FGLMC	5.000	09/01/38	116,477
470,579	FGLMC	5.500	09/01/38	508,882
1,510,791	FGLMC	5.500	09/01/38	1,633,762
20,999	FGLMC	5.500	10/01/38	22,708
584,598	FGLMC	6.000	11/01/38	636,223
90

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$3,723,274	FGLMC	5.500%	01/01/39	$4,026,670
2,649,679	FGLMC	4.500	02/01/39	2,816,401
1,505,115	FGLMC	5.000	02/01/39	1,619,420
110,510	FGLMC	5.500	02/01/39	119,505
17,956	FGLMC	4.500	03/01/39	19,092
496,336	FGLMC	5.000	03/01/39	539,030
90,172	FGLMC	6.000	03/01/39	98,135
3,082,068	FGLMC	4.500	04/01/39	3,339,565
67,174	FGLMC	4.500	04/01/39	71,522
920,552	FGLMC	4.000	05/01/39	961,949
542,423	FGLMC	4.500	05/01/39	577,073
24,374	FGLMC	4.500	05/01/39	25,932
1,853,872	FGLMC	4.500	05/01/39	1,971,480
10,537,364	FGLMC	4.500	05/01/39	11,215,714
494,051	FGLMC	5.000	05/01/39	532,430
1,185,369	FGLMC	4.000	06/01/39	1,238,343
279,867	FGLMC	4.500	06/01/39	297,764
5,814,408	FGLMC	4.500	06/01/39	6,182,381
124,263	FGLMC	5.000	06/01/39	135,029
47,822	FGLMC	5.500	06/01/39	51,715
1,265,689	FGLMC	4.000	07/01/39	1,323,261
55,085	FGLMC	4.500	07/01/39	58,624
115,779	FGLMC	4.500	07/01/39	123,280
684,532	FGLMC	4.500	07/01/39	728,486
405,655	FGLMC	5.000	07/01/39	437,145
780,436	FGLMC	5.500	07/01/39	843,960
52,376	FGLMC	4.500	08/01/39	55,734
146,730	FGLMC	5.000	08/01/39	158,074
651,143	FGLMC	4.000	09/01/39	681,243
4,052,732	FGLMC	5.000	09/01/39	4,360,513
1,044,863	FGLMC	5.000	09/01/39	1,136,173
32,542	FGLMC	5.500	09/01/39	35,842
2,116,146	FGLMC	6.500	09/01/39	2,340,811
176,685	FGLMC	4.500	10/01/39	190,000
448,543	FGLMC	4.500	10/01/39	477,289
139,538	FGLMC	4.500	10/01/39	150,197
71,593	FGLMC	4.000	11/01/39	74,832
333,261	FGLMC	4.500	11/01/39	354,458
39,861	FGLMC	5.000	11/01/39	42,958
114,295	FGLMC	5.000	11/01/39	123,151
266,157	FGLMC	4.500	12/01/39	283,303
612,352	FGLMC	4.500	12/01/39	651,602
362,651	FGLMC	4.500	12/01/39	388,217
1,128,983	FGLMC	4.500	12/01/39	1,208,867
640,994	FGLMC	5.500	12/01/39	693,168
638,534	FGLMC	4.500	01/01/40	679,260
48,443	FGLMC	5.000	01/01/40	52,651
125,953	FGLMC	5.500	01/01/40	136,205
258,991	FGLMC	5.500	03/01/40	280,071
97,444	FGLMC	4.500	04/01/40	104,364
456,987	FGLMC	4.500	04/01/40	486,248
738,453	FGLMC	5.000	04/01/40	802,861
91

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$310,321	FGLMC	5.000%	04/01/40	$334,740
3,358,140	FGLMC	6.000	04/01/40	3,655,252
7,298,018	FGLMC	4.500	05/01/40	7,756,373
4,542,929	FGLMC	5.000	05/01/40	4,966,895
15,710	FGLMC	4.500	06/01/40	16,726
2,190,174	FGLMC	5.500	06/01/40	2,375,802
3,572,242	FGLMC	4.500	07/01/40	3,802,336
70,930	FGLMC	4.500	08/01/40	75,501
779,061	FGLMC	5.000	08/01/40	841,715
180,724	FGLMC	5.000	08/01/40	195,421
1,780,091	FGLMC	5.000	08/01/40	1,935,601
952,972	FGLMC	4.000	09/01/40	996,171
8,321,470	FGLMC	4.000	11/01/40	8,713,965
4,780,426	FGLMC	4.000	12/01/40	5,005,766
1,388,881	FGLMC	3.500	01/01/41	1,410,609
1,065,470	FGLMC	3.500	01/01/41	1,082,140
906,047	FGLMC	4.000	01/01/41	947,372
779,684	FGLMC	3.500	02/01/41	791,879
3,663,798	FGLMC	4.000	02/01/41	3,831,224
1,283,993	FGLMC	4.000	02/01/41	1,343,062
5,323,033	FGLMC	4.000	04/01/41	5,566,566
1,152,665	FGLMC	4.500	04/01/41	1,228,011
297,218	FGLMC	5.000	04/01/41	322,111
1,140,570	FGLMC	4.500	05/01/41	1,215,219
1,437,967	FGLMC	4.500	06/01/41	1,532,139
2,792,583	FGLMC	3.500	10/01/41	2,836,432
2,773,037	FGLMC	5.000	10/01/41	3,013,788
3,253,067	FGLMC	3.500	11/01/41	3,305,193
1,791,908	FGLMC	4.500	12/01/41	1,909,204
11,153,921	FGLMC	3.500	01/01/42	11,329,297
3,317,454	FGLMC	3.500	02/01/42	3,369,675
4,079,444	FGLMC	3.500	04/01/42	4,143,959
7,688,326	FGLMC	4.000	05/01/42	8,051,872
1,167,761	FGLMC	3.000	08/01/42	1,137,614
7,034,596	FGLMC	3.000	10/01/42	6,852,988
4,747,430	FGLMC	3.000	10/01/42	4,624,868
2,321,987	FGLMC	3.500	12/01/42	2,358,550
5,591,175	FGLMC	2.500	01/01/43	5,168,156
12,964,007	FGLMC	3.000	01/01/43	12,629,323
14,713,210	FGLMC	3.000	04/01/43	14,333,367
7,841,605	FGLMC	3.500	05/01/43	7,965,290
14,815	Federal National Mortgage Association (FNMA)	4.753	10/01/13	14,810
3	FNMA	6.500	12/01/13	3
93,427	FNMA	4.854	02/01/14	93,588
666,668	FNMA	4.640	11/01/14	683,300
10,293	FNMA	6.000	04/01/16	10,387
39,067	FNMA	5.500	09/01/16	41,096
3,175	FNMA	6.500	10/01/16	3,310
28,500	FNMA	6.500	11/01/16	30,030
18,775	FNMA	6.500	04/01/17	20,071
16,547	FNMA	6.000	05/01/17	17,637
71,919	FNMA	5.000	09/01/17	76,706
92

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$13,656	FNMA	6.000%	11/01/17	$14,389
157,227	FNMA	5.000	12/01/17	167,271
854,378	FNMA	5.000	12/01/17	909,100
11,666	FNMA	5.000	12/01/17	12,411
1,301,287	FNMA	5.000	01/01/18	1,387,719
1,206,058	FNMA	4.500	02/01/18	1,281,826
179,199	FNMA	4.500	04/01/18	190,524
33,791	FNMA	5.000	04/01/18	35,955
26,840	FNMA	5.500	04/01/18	28,367
277,874	FNMA	5.500	04/01/18	293,660
17,855	FNMA	5.500	05/01/18	18,806
456,749	FNMA	4.500	06/01/18	484,999
48,602	FNMA	4.000	08/01/18	51,588
566,444	FNMA	4.000	08/01/18	600,543
145,779	FNMA	4.500	09/01/18	154,933
102,100	FNMA	4.500	10/01/18	108,544
280,935	FNMA	5.000	11/01/18	298,905
5,962	FNMA	5.000	01/01/19	6,346
15,325	FNMA	6.000	01/01/19	16,732
34,577	FNMA	4.500	05/01/19	36,748
80,658	FNMA	4.500	06/01/19	85,733
14,516	FNMA	4.500	06/01/19	15,428
93,339	FNMA	5.000	07/01/19	99,334
401,726	FNMA	5.000	10/01/19	427,718
57,249	FNMA	4.500	11/01/19	60,848
49,370	FNMA	4.500	12/01/19	52,468
58,978	FNMA	5.000	03/01/20	62,711
18,443	FNMA	5.000	04/01/20	19,720
38,504	FNMA	4.500	06/01/20	40,920
27,734	FNMA	4.500	09/01/20	29,479
27,044	FNMA	4.500	10/01/20	28,776
41,295	FNMA	4.500	11/01/20	43,879
81,101	FNMA	5.000	12/01/20	86,999
2,339,176	FNMA	5.500	01/01/21	2,471,270
247,676	FNMA	5.500	01/01/21	260,879
95,138	FNMA	5.000	03/01/21	101,215
646,615	FNMA	6.000	04/01/21	691,094
68,365	FNMA	5.500	08/01/21	73,966
20,499	FNMA	6.000	08/01/21	22,503
13,163	FNMA	5.000	10/01/21	14,074
33,679	FNMA	5.000	11/01/21	35,846
14,882	FNMA	5.500	11/01/21	16,110
41,871	FNMA	5.500	10/01/22	45,508
19,782	FNMA	6.000	10/01/22	21,851
12,114	FNMA	5.000	03/01/23	12,984
31,130	FNMA	4.500	04/01/23	33,127
300,617	FNMA	4.500	06/01/23	319,890
26,539	FNMA	5.000	06/01/23	28,465
30,104	FNMA	5.500	06/01/23	32,764
297,203	FNMA	5.000	07/01/23	318,885
2,227,575	FNMA	5.000	07/01/23	2,388,796
80,843	FNMA	5.000	07/01/23	86,736
93

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$37,496	FNMA	5.500%	08/01/23	$40,765
54,820	FNMA	5.000	11/01/23	59,380
20,354	FNMA	5.500	11/01/23	22,026
751,953	FNMA	5.500	01/01/24	813,453
51,177	FNMA	5.500	02/01/24	56,138
279,299	FNMA	4.000	03/01/24	296,482
19,970	FNMA	4.500	04/01/24	21,226
329,560	FNMA	4.000	05/01/24	349,959
1,087,942	FNMA	4.000	05/01/24	1,154,427
25,134	FNMA	4.000	06/01/24	26,675
32,044	FNMA	4.500	07/01/24	34,800
28,444	FNMA	5.500	07/01/24	31,212
495	FNMA	8.000	07/01/24	575
159,021	FNMA	4.500	08/01/24	169,105
144,381	FNMA	4.000	09/01/24	153,373
614,011	FNMA	4.000	09/01/24	651,441
74,431	FNMA	4.500	09/01/24	79,155
1,358,596	FNMA	4.500	10/01/24	1,444,783
71,073	FNMA	5.000	01/01/25	76,960
138,012	FNMA	4.500	02/01/25	146,659
24,594	FNMA	4.500	03/01/25	26,138
988,351	FNMA	4.500	03/01/25	1,050,467
305,189	FNMA	5.000	03/01/25	331,735
773,292	FNMA	4.500	04/01/25	821,404
322,261	FNMA	4.500	04/01/25	342,495
3,468,815	FNMA	4.000	05/01/25	3,681,626
972,515	FNMA	4.000	06/01/25	1,032,248
929,366	FNMA	4.500	06/01/25	987,842
333,095	FNMA	4.000	08/01/25	353,504
140,100	FNMA	5.500	08/01/25	153,835
1,743,682	FNMA	3.500	09/01/25	1,840,892
1,668,535	FNMA	4.000	09/01/25	1,771,373
2,056,866	FNMA	3.500	10/01/25	2,171,342
1,842,369	FNMA	3.500	10/01/25	1,945,219
663,084	FNMA	5.000	10/01/25	720,623
1,207,608	FNMA	4.000	11/01/25	1,281,727
1,731,065	FNMA	3.500	12/01/25	1,827,607
1,141,152	FNMA	3.500	02/01/26	1,204,749
376,392	FNMA	4.000	03/01/26	399,510
1,065,938	FNMA	4.000	06/01/26	1,131,599
1,001,945	FNMA	3.500	08/01/26	1,057,769
775,481	FNMA	3.500	09/01/26	818,691
468,144	FNMA	4.000	09/01/26	496,943
1,200,362	FNMA	3.500	10/01/26	1,267,156
27,811	FNMA	6.000	10/01/26	30,495
1,631,528	FNMA	3.000	11/01/26	1,690,820
1,318,159	FNMA	3.000	12/01/26	1,366,067
3,567,566	FNMA	3.000	01/01/27	3,697,153
2,732,793	FNMA	3.500	02/01/27	2,885,778
2,593,226	FNMA	3.000	04/01/27	2,687,647
4,148,812	FNMA	3.000	04/01/27	4,299,464
1,724,146	FNMA	3.500	05/01/27	1,820,309
94

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,525,322		FNMA	2.500%	06/01/27	$1,536,191
4,329,098		FNMA	3.000	06/01/27	4,487,268
1,793,873		FNMA	2.500	07/01/27	1,806,658
241,888		FNMA	6.000	08/01/27	265,470
3,549,239		FNMA	2.500	09/01/27	3,572,348
78,725		FNMA	5.500	09/01/27	86,532
6,170,491		FNMA	2.500	10/01/27	6,214,519
4,222,359		FNMA	3.000	11/01/27	4,376,570
10,846		FNMA	5.500	01/01/28	11,863
10,447,700		FNMA	2.500	02/01/28	10,515,802
9,529		FNMA	5.000	02/01/28	10,350
11,408,517		FNMA	2.500	04/01/28	11,482,897
437,432		FNMA	5.000	05/01/28	475,510
55,595		FNMA	5.500	06/01/28	60,670
2,966,479		FNMA	2.500	07/01/28	2,985,780
5,963,605		FNMA	2.500	08/01/28	6,002,459
8,979,942	h	FNMA	3.000	10/01/28	9,305,066
8,716		FNMA	5.500	11/01/28	9,509
40		FNMA	7.500	01/01/29	46
67,181		FNMA	4.000	03/01/29	71,121
263,395		FNMA	4.500	04/01/29	284,831
470		FNMA	6.500	04/01/29	519
169,802		FNMA	4.000	05/01/29	179,837
96,424		FNMA	4.500	06/01/29	104,278
32,105		FNMA	4.000	07/01/29	33,989
3,569		FNMA	7.500	07/01/29	3,716
613,966		FNMA	4.500	08/01/29	664,364
102,992		FNMA	4.500	09/01/29	110,900
76,212		FNMA	4.500	11/01/29	83,188
29,982		FNMA	4.500	01/01/30	32,474
80,088		FNMA	4.000	03/01/30	84,759
35,697		FNMA	4.500	05/01/30	38,663
49,088		FNMA	4.500	06/01/30	53,190
431,887		FNMA	4.500	08/01/30	467,958
88,605		FNMA	4.000	09/01/30	94,462
498,550		FNMA	4.000	10/01/30	531,567
4,967,590		FNMA	4.000	11/01/30	5,295,657
717,411		FNMA	4.000	11/01/30	764,190
194,657		FNMA	4.500	12/01/30	210,097
219,622		FNMA	3.500	02/01/31	223,841
274,390		FNMA	4.000	02/01/31	292,699
287		FNMA	7.500	02/01/31	305
1,844		FNMA	7.500	03/01/31	2,161
619,294		FNMA	3.500	04/01/31	631,194
83,393		FNMA	4.000	04/01/31	88,950
9,262		FNMA	6.000	05/01/31	10,245
1,363		FNMA	7.500	05/01/31	1,490
453,229		FNMA	4.500	07/01/31	494,462
2,389,185		FNMA	4.500	07/01/31	2,611,675
2,627,830		FNMA	4.000	08/01/31	2,813,416
183,956		FNMA	4.000	09/01/31	196,959
787		FNMA	6.500	09/01/31	879
95

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$78,703	FNMA	6.000%	11/01/31	$87,088
9,582	FNMA	6.500	11/01/31	10,695
4,157,633	FNMA	3.500	01/01/32	4,318,640
30,894	FNMA	6.000	01/01/32	34,223
26,659	FNMA	6.000	01/01/32	29,140
1,663,486	FNMA	3.500	02/01/32	1,727,925
22,439	FNMA	6.000	02/01/32	24,831
72,230	FNMA	6.500	04/01/32	82,444
168,741	FNMA	6.500	07/01/32	188,957
20,142	FNMA	6.500	08/01/32	23,514
1,553,342	FNMA	3.000	09/01/32	1,554,454
213,477	FNMA	6.000	09/01/32	233,152
34,333	FNMA	7.500	09/01/32	39,343
4,551,065	FNMA	3.000	10/01/32	4,554,320
94,466	FNMA	5.500	10/01/32	103,143
44,838	FNMA	6.000	10/01/32	49,056
41,491	FNMA	6.000	11/01/32	45,947
7,576	FNMA	5.500	12/01/32	8,266
50,102	FNMA	5.500	12/01/32	54,707
88,840	FNMA	6.000	12/01/32	98,322
408,991	FNMA	5.500	01/01/33	446,427
897,240	FNMA	6.000	01/01/33	993,449
22,900	FNMA	5.000	02/01/33	24,812
467,412	FNMA	5.000	02/01/33	505,746
4,428,585	FNMA	3.500	04/01/33	4,587,383
20,785	FNMA	6.000	04/01/33	23,007
3,144,796	FNMA	5.500	05/01/33	3,435,108
178,328	FNMA	5.000	06/01/33	193,984
373,633	FNMA	5.500	06/01/33	408,015
47,588	FNMA	4.500	07/01/33	50,980
149,427	FNMA	5.000	07/01/33	161,793
265,958	FNMA	4.500	08/01/33	284,868
69,512	FNMA	4.500	08/01/33	74,181
84,048	FNMA	5.000	08/01/33	91,380
334,038	FNMA	5.500	09/01/33	363,426
123,354	FNMA	5.500	09/01/33	136,527
44,019	FNMA	6.000	09/01/33	48,690
462,673	FNMA	4.500	10/01/33	495,574
71,629	FNMA	5.000	10/01/33	77,909
101,310	FNMA	5.000	10/01/33	110,119
1,346,271	FNMA	5.500	10/01/33	1,496,442
788,959	FNMA	5.500	10/01/33	864,301
34,925	FNMA	4.500	11/01/33	37,364
90,742	FNMA	5.000	11/01/33	98,677
6,067,376	FNMA	5.000	11/01/33	6,600,430
722,060	FNMA	5.000	12/01/33	785,590
754,890	FNMA	5.500	12/01/33	825,802
273,949	FNMA	5.000	02/01/34	298,012
1,089,577	FNMA	6.000	02/01/34	1,205,604
1,638,753	FNMA	5.000	03/01/34	1,780,060
29,110	FNMA	5.000	03/01/34	31,648
69,033	FNMA	5.000	03/01/34	75,062
96

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$23,842		FNMA	5.000%	03/01/34	$25,923
85,697		FNMA	5.000	03/01/34	93,179
39,909		FNMA	5.000	03/01/34	43,385
260,296		FNMA	5.000	04/01/34	282,764
257,535		FNMA	5.500	04/01/34	281,384
33,226		FNMA	4.500	05/01/34	35,563
131,381		FNMA	4.500	05/01/34	140,691
58,813		FNMA	5.500	07/01/34	64,258
89,217		FNMA	5.500	07/01/34	97,518
76,417		FNMA	7.000	07/01/34	88,435
82,019		FNMA	5.000	08/01/34	89,061
686,592		FNMA	5.000	08/01/34	745,594
68,501		FNMA	6.000	08/01/34	75,838
380,621		FNMA	6.000	08/01/34	421,201
37,824		FNMA	4.500	09/01/34	40,484
1,459,861		FNMA	5.500	09/01/34	1,594,722
12,858		FNMA	5.500	11/01/34	14,023
24,359		FNMA	6.000	11/01/34	26,639
21,789		FNMA	5.000	12/01/34	23,671
14,138		FNMA	5.500	12/01/34	15,437
42,595		FNMA	6.000	12/01/34	46,817
1,861,003		FNMA	4.500	01/01/35	1,992,917
129,670		FNMA	5.500	01/01/35	141,391
190,823		FNMA	5.500	02/01/35	208,342
4,583,427		FNMA	5.500	02/01/35	5,008,035
1,322,960		FNMA	5.500	04/01/35	1,464,021
187,085		FNMA	6.000	04/01/35	207,030
160,513		FNMA	6.000	04/01/35	177,624
118,452		FNMA	5.500	05/01/35	128,804
208,255		FNMA	6.000	05/01/35	227,488
75,594		FNMA	5.000	06/01/35	82,050
5,215		FNMA	7.500	06/01/35	5,712
8,462	i	FNMA	4.613	07/01/35	8,980
189,440		FNMA	5.000	07/01/35	205,507
432,765		FNMA	4.500	08/01/35	462,966
742,731		FNMA	5.000	08/01/35	805,528
328,755		FNMA	5.000	08/01/35	356,875
21,474		FNMA	4.500	09/01/35	23,001
19,913		FNMA	4.500	09/01/35	21,273
48,974		FNMA	5.500	09/01/35	53,487
428,156		FNMA	5.000	10/01/35	464,355
654,326		FNMA	5.500	10/01/35	716,705
30,178		FNMA	5.000	11/01/35	32,542
789,760		FNMA	5.500	11/01/35	859,240
10,767		FNMA	4.500	12/01/35	11,489
100,216		FNMA	5.500	12/01/35	109,033
408,005		FNMA	6.000	12/01/35	445,425
233,657	i	FNMA	2.543	02/01/36	248,445
1,727,831		FNMA	5.000	02/01/36	1,873,207
80,944		FNMA	5.000	02/01/36	86,157
179,909		FNMA	6.500	02/01/36	198,840
1,013,277		FNMA	6.000	03/01/36	1,113,650
97

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$18,136		FNMA	5.000%	05/01/36	$19,644
1,259,021		FNMA	6.000	06/01/36	1,374,248
157,376	i	FNMA	2.392	07/01/36	168,765
71,972		FNMA	6.000	07/01/36	78,544
455,462		FNMA	6.500	07/01/36	503,387
1,246,865		FNMA	5.500	08/01/36	1,356,559
589,071		FNMA	6.500	08/01/36	659,956
48,587		FNMA	5.500	09/01/36	53,081
40,957		FNMA	6.500	09/01/36	45,267
115,841		FNMA	6.500	09/01/36	128,121
132,161		FNMA	6.000	10/01/36	144,767
59,360		FNMA	6.500	11/01/36	65,606
18,270	i	FNMA	5.485	12/01/36	19,427
386,826		FNMA	6.000	12/01/36	422,149
55,979	i	FNMA	2.824	01/01/37	59,802
152,737		FNMA	5.500	01/01/37	166,242
8,294	i	FNMA	1.909	02/01/37	8,790
1,088,497		FNMA	5.500	02/01/37	1,184,943
26,911		FNMA	6.000	02/01/37	29,396
43,558		FNMA	7.000	02/01/37	49,985
18,007	i	FNMA	2.551	03/01/37	19,122
4,186		FNMA	5.000	03/01/37	4,530
404,146		FNMA	6.500	03/01/37	450,958
159,680		FNMA	6.500	03/01/37	188,478
14,653	i	FNMA	5.582	04/01/37	15,796
249,935		FNMA	7.000	04/01/37	290,090
347,833		FNMA	5.000	05/01/37	376,360
12,294		FNMA	7.000	05/01/37	12,836
63,614	i	FNMA	5.128	06/01/37	68,239
116,810		FNMA	5.500	06/01/37	127,086
88,196		FNMA	5.500	08/01/37	96,145
34,811		FNMA	6.000	08/01/37	38,031
240,289		FNMA	6.500	08/01/37	265,573
70,759		FNMA	6.500	08/01/37	78,342
103,244		FNMA	5.500	09/01/37	114,142
138,367		FNMA	6.000	09/01/37	151,760
402,606		FNMA	6.000	09/01/37	449,359
561,019		FNMA	6.000	09/01/37	625,627
202,529		FNMA	6.000	09/01/37	226,046
176,690		FNMA	6.000	09/01/37	192,824
225,959		FNMA	6.500	09/01/37	249,735
34,677		FNMA	6.500	09/01/37	38,325
524,231	i	FNMA	2.478	10/01/37	559,056
108,761		FNMA	6.500	10/01/37	120,206
694,987		FNMA	5.500	11/01/37	756,129
1,597,472		FNMA	6.000	11/01/37	1,743,344
58,943		FNMA	7.000	11/01/37	63,981
7,428		FNMA	6.500	01/01/38	8,233
12,474		FNMA	6.500	01/01/38	13,787
394,897		FNMA	5.500	02/01/38	429,894
37,455		FNMA	6.500	02/01/38	41,955
92,014		FNMA	7.000	02/01/38	101,848
98

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$72,359	i	FNMA	2.645%	03/01/38	$77,144
42,337		FNMA	5.000	03/01/38	45,809
29,583		FNMA	5.000	03/01/38	32,010
79,399		FNMA	5.500	03/01/38	86,384
22,824		FNMA	6.000	03/01/38	25,274
54,548		FNMA	6.500	03/01/38	62,123
625,421		FNMA	6.500	03/01/38	691,229
103,272		FNMA	6.500	03/01/38	115,836
66,482		FNMA	6.500	03/01/38	73,478
35,724		FNMA	5.000	04/01/38	38,654
1,564,999		FNMA	5.500	04/01/38	1,702,681
1,180,219		FNMA	6.000	04/01/38	1,289,172
53,702		FNMA	4.500	05/01/38	57,260
3,540,070		FNMA	5.000	05/01/38	3,840,500
1,095,190		FNMA	5.000	05/01/38	1,185,010
4,096,917		FNMA	6.000	06/01/38	4,471,025
5,185,349		FNMA	6.500	06/01/38	5,760,263
1,079,155		FNMA	6.000	07/01/38	1,178,360
6,719	i	FNMA	2.500	08/01/38	7,103
14,596	i	FNMA	4.758	08/01/38	15,499
3,812,983		FNMA	6.000	09/01/38	4,161,164
106,375	i	FNMA	4.961	10/01/38	114,340
13,585		FNMA	6.000	10/01/38	14,826
112,641		FNMA	5.500	11/01/38	122,551
18,244		FNMA	5.000	12/01/38	19,741
2,529,890		FNMA	5.500	12/01/38	2,757,272
540,574		FNMA	4.500	01/01/39	576,527
616,173		FNMA	5.000	01/01/39	666,707
174,966		FNMA	5.000	01/01/39	189,323
403,767		FNMA	5.500	01/01/39	439,289
1,842,633		FNMA	5.500	01/01/39	2,004,740
212,452		FNMA	6.000	01/01/39	231,852
130,977		FNMA	6.000	01/01/39	142,937
1,501,640		FNMA	4.500	02/01/39	1,602,611
735,721		FNMA	4.500	02/01/39	784,972
708,437		FNMA	4.500	02/01/39	755,988
31,755		FNMA	5.500	02/01/39	34,553
1,356,370		FNMA	4.000	04/01/39	1,423,138
46,275		FNMA	5.500	04/01/39	50,565
592,240		FNMA	4.500	05/01/39	632,267
2,125,622		FNMA	4.500	05/01/39	2,280,525
1,303,127		FNMA	4.500	06/01/39	1,390,623
579,870		FNMA	4.500	06/01/39	619,110
1,384,572		FNMA	5.500	06/01/39	1,507,530
45,488	i	FNMA	4.044	07/01/39	48,665
391,578		FNMA	4.500	07/01/39	417,944
234,913		FNMA	4.500	07/01/39	250,699
44,890		FNMA	5.000	07/01/39	48,943
62,287	i	FNMA	3.626	08/01/39	66,427
248,750	i	FNMA	3.732	08/01/39	265,155
4,567,203		FNMA	4.000	08/01/39	4,789,757
666,895		FNMA	4.000	08/01/39	699,475
99

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,153,912		FNMA	4.500%	08/01/39	$1,231,665
2,725,772		FNMA	4.500	08/01/39	2,928,206
58,121		FNMA	4.500	08/01/39	62,734
4,807,135		FNMA	5.000	08/01/39	5,214,464
54,679		FNMA	5.000	08/01/39	59,276
1,574,600		FNMA	4.000	09/01/39	1,652,057
96,123		FNMA	5.000	09/01/39	104,211
654,848		FNMA	5.500	09/01/39	725,017
569,459		FNMA	6.000	09/01/39	622,092
2,403,518		FNMA	6.500	10/01/39	2,671,950
78,764		FNMA	5.000	11/01/39	86,114
2,173,936		FNMA	4.000	12/01/39	2,280,601
202,526		FNMA	4.500	12/01/39	218,006
556,818		FNMA	4.500	12/01/39	594,371
7,579,806		FNMA	4.500	12/01/39	8,093,807
80,975	i	FNMA	3.676	01/01/40	85,461
125,834		FNMA	4.500	01/01/40	134,349
166,726		FNMA	5.000	01/01/40	182,131
1,407,991		FNMA	6.000	02/01/40	1,536,561
1,371,422		FNMA	4.500	03/01/40	1,464,269
631,430		FNMA	4.500	03/01/40	674,008
77,944		FNMA	5.000	03/01/40	84,974
66,502		FNMA	4.500	04/01/40	70,999
2,313,087		FNMA	5.000	04/01/40	2,526,365
2,607,631		FNMA	5.000	04/01/40	2,837,388
325,472	i	FNMA	3.492	05/01/40	345,061
438,494	i	FNMA	3.617	05/01/40	465,476
692,433	i	FNMA	3.735	05/01/40	736,775
68,626		FNMA	4.500	05/01/40	73,722
197,128		FNMA	4.500	07/01/40	210,624
166,750		FNMA	4.500	07/01/40	178,073
222,882		FNMA	5.000	07/01/40	242,950
110,516	i	FNMA	3.375	08/01/40	116,166
2,097,811		FNMA	4.500	08/01/40	2,239,293
1,523,877		FNMA	4.500	08/01/40	1,626,665
1,705,941		FNMA	5.000	08/01/40	1,860,512
1,235,892		FNMA	4.500	09/01/40	1,320,168
3,107,424		FNMA	4.500	09/01/40	3,320,402
4,084,378		FNMA	6.000	09/01/40	4,468,800
449,437		FNMA	3.500	10/01/40	457,850
2,111,696		FNMA	4.000	10/01/40	2,216,172
5,403,490		FNMA	4.000	10/01/40	5,673,365
3,544,312		FNMA	4.500	10/01/40	3,787,569
3,088,013		FNMA	3.500	11/01/40	3,145,819
2,353,466		FNMA	4.000	11/01/40	2,470,003
4,027,406		FNMA	4.000	11/01/40	4,227,435
3,538,803		FNMA	4.000	11/01/40	3,714,110
430,885		FNMA	4.500	11/01/40	461,408
478,220	i	FNMA	3.260	12/01/40	500,272
1,168,743		FNMA	4.000	12/01/40	1,227,457
10,518,284		FNMA	4.500	12/01/40	11,241,255
116,949		FNMA	3.500	01/01/41	119,139
100

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$318,492	i	FNMA	3.161%	02/01/41	$334,900
662,395		FNMA	3.500	02/01/41	674,794
3,328,087		FNMA	4.000	02/01/41	3,492,983
3,176,771		FNMA	4.000	03/01/41	3,332,755
2,653,674		FNMA	4.500	04/01/41	2,840,126
701,587		FNMA	4.500	05/01/41	750,416
2,294,785		FNMA	4.500	06/01/41	2,452,910
835,355	i	FNMA	3.239	07/01/41	874,434
2,507,626		FNMA	4.500	07/01/41	2,681,657
6,433,802		FNMA	4.000	09/01/41	6,751,420
3,806,946		FNMA	4.500	09/01/41	4,072,392
1,798,804		FNMA	5.500	09/01/41	1,958,274
1,508,402	i	FNMA	2.928	10/01/41	1,571,851
247,227	i	FNMA	3.077	10/01/41	257,149
1,781,459		FNMA	3.500	11/01/41	1,814,807
1,547,618		FNMA	3.500	11/01/41	1,576,927
2,323,032	i	FNMA	2.838	12/01/41	2,393,263
2,268,929		FNMA	4.000	12/01/41	2,381,482
4,686,936		FNMA	3.500	03/01/42	4,774,674
3,759,262		FNMA	4.000	03/01/42	3,945,443
8,702,124		FNMA	3.500	04/01/42	8,865,200
2,963,572		FNMA	3.500	04/01/42	3,022,585
4,059,593		FNMA	5.000	04/01/42	4,467,076
3,332,273		FNMA	4.000	05/01/42	3,496,815
4,857,544		FNMA	5.000	05/01/42	5,299,003
2,538,038		FNMA	3.000	06/01/42	2,481,644
13,708,261		FNMA	3.500	06/01/42	13,965,621
13,636,333		FNMA	4.000	06/01/42	14,311,429
20,561,987		FNMA	3.500	07/01/42	20,948,083
3,926,204		FNMA	4.500	07/01/42	4,202,790
4,522,151		FNMA	3.500	08/01/42	4,606,984
5,598,161		FNMA	3.000	09/01/42	5,473,774
8,403,329		FNMA	3.500	09/01/42	8,561,112
11,883,810		FNMA	3.000	10/01/42	11,619,760
4,528,930		FNMA	3.500	10/01/42	4,613,903
3,887,824		FNMA	2.500	01/01/43	3,615,792
14,510,711		FNMA	3.000	01/01/43	14,188,293
19,462,477		FNMA	3.000	02/01/43	19,030,035
4,903,785	h	FNMA	3.000	04/01/43	4,794,826
3,465,958	i	FNMA	2.171	06/01/43	3,457,132
15,825,777		FNMA	3.000	06/01/43	15,474,140
4,949,383	i	FNMA	1.755	07/01/43	4,969,279
11,898,014		FNMA	3.000	07/01/43	11,633,649
12,389,774		FNMA	3.500	07/01/43	12,622,080
5,832,820	h	FNMA	4.000	08/01/43	6,134,556
12,471,858		FNMA	3.500	09/01/43	12,705,631
14,072		Government National Mortgage Association (GNMA)	5.000	02/15/18	14,950
60,842		GNMA	4.500	02/15/19	64,946
19,393		GNMA	4.500	01/20/24	20,699
104,476		GNMA	4.000	04/15/24	111,130
12,503		GNMA	4.500	07/15/24	13,349
375,354		GNMA	4.000	08/15/24	399,264
101

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$100,374	GNMA	4.500%	08/15/24	$107,227
309,435	GNMA	4.000	09/15/24	329,056
46,682	GNMA	4.500	01/15/25	49,882
370,943	GNMA	4.000	08/15/25	394,297
203,598	GNMA	3.500	03/15/26	215,038
279,235	GNMA	4.000	04/15/26	296,810
223,950	GNMA	4.000	06/20/26	237,948
345,440	GNMA	3.500	11/20/26	366,287
1,525,141	GNMA	3.000	12/15/26	1,579,658
4,214,693	GNMA	2.500	04/20/27	4,247,103
2,543,054	GNMA	2.500	09/20/27	2,562,612
1,642	GNMA	6.500	09/15/28	1,841
3,754	GNMA	6.500	09/15/28	4,211
5,073	GNMA	6.500	11/15/28	5,689
1,315	GNMA	7.500	11/15/28	1,503
9,227	GNMA	8.500	10/15/30	10,034
6,542	GNMA	8.500	10/20/30	7,861
859	GNMA	8.500	12/15/30	981
1,032	GNMA	7.000	06/20/31	1,171
1,051	GNMA	6.500	07/15/31	1,178
3,790	GNMA	7.000	07/15/31	4,289
5,570	GNMA	7.000	07/15/31	6,305
5,057	GNMA	7.500	02/15/32	5,217
391,059	GNMA	6.000	10/15/32	437,540
66,679	GNMA	5.500	12/20/32	73,825
132,468	GNMA	5.500	05/15/33	147,654
25,138	GNMA	5.000	07/15/33	27,586
94,640	GNMA	5.500	07/15/33	103,705
22,119	GNMA	5.000	07/20/33	24,261
131,601	GNMA	5.000	08/15/33	143,127
49,515	GNMA	5.000	08/15/33	53,851
333,972	GNMA	5.500	09/15/33	376,540
284,706	GNMA	6.000	11/20/33	320,748
123,482	GNMA	5.500	05/20/34	139,126
178,716	GNMA	6.000	09/20/34	198,289
16,718	GNMA	5.000	10/20/34	18,366
436,372	GNMA	5.500	11/15/34	482,908
165,619	GNMA	6.500	01/15/35	188,671
92,901	GNMA	5.500	02/20/35	103,007
1,869,259	GNMA	5.000	03/20/35	2,053,576
611,066	GNMA	5.000	04/15/35	671,290
626,464	GNMA	5.500	05/20/35	694,651
25,466	GNMA	5.000	09/20/35	27,946
14,503	GNMA	5.000	11/15/35	15,776
17,670	GNMA	5.000	11/15/35	19,224
196,418	GNMA	5.500	02/20/36	216,765
22,363	GNMA	5.500	03/15/36	24,542
66,296	GNMA	5.500	05/20/36	73,090
18,367	GNMA	6.500	06/15/36	20,588
678,060	GNMA	5.500	06/20/36	747,220
31,205	GNMA	5.000	09/15/36	34,185
33,315	GNMA	6.000	09/15/36	36,837
102

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$62,030		GNMA	6.000%	10/20/36	$68,391
34,265		GNMA	5.000	12/15/36	37,485
43,048		GNMA	5.500	01/15/37	47,185
34,453		GNMA	6.000	01/20/37	37,978
903,173		GNMA	5.500	02/15/37	989,997
114,297		GNMA	6.000	02/20/37	125,991
933,206		GNMA	6.000	04/15/37	1,033,171
30,192		GNMA	6.500	04/15/37	34,057
484,148		GNMA	6.000	04/20/37	533,765
62,840		GNMA	6.000	06/15/37	69,375
71,411		GNMA	6.000	08/20/37	78,553
55,540		GNMA	6.500	08/20/37	62,023
286,646		GNMA	6.500	11/20/37	319,377
218,550		GNMA	6.000	12/15/37	240,880
19,842		GNMA	5.000	02/20/38	21,638
418,596		GNMA	5.000	04/15/38	455,497
26,311		GNMA	5.500	05/20/38	28,929
72,770		GNMA	5.500	06/15/38	80,124
207,335		GNMA	6.000	06/20/38	229,521
326,528		GNMA	5.500	07/15/38	357,277
1,676,651		GNMA	5.000	07/20/38	1,826,919
1,603,323		GNMA	5.500	07/20/38	1,763,321
45,576		GNMA	5.500	08/15/38	49,981
740,041		GNMA	6.000	08/15/38	817,380
292,088		GNMA	6.000	08/15/38	322,700
164,049		GNMA	6.000	08/20/38	180,365
657,908		GNMA	6.000	09/20/38	723,448
99,975		GNMA	5.000	10/15/38	108,809
35,191		GNMA	5.500	10/15/38	39,832
58,728		GNMA	6.500	10/20/38	66,510
28,250		GNMA	6.500	10/20/38	31,480
12,374		GNMA	5.500	11/15/38	13,570
109,849		GNMA	6.500	11/20/38	122,585
941,956		GNMA	6.000	12/15/38	1,040,602
13,155		GNMA	6.500	12/15/38	15,394
83,068		GNMA	5.000	01/15/39	90,387
3,275,431		GNMA	4.500	01/20/39	3,543,945
292,769		GNMA	6.500	01/20/39	327,927
108,783		GNMA	5.000	02/15/39	118,251
51,674		GNMA	6.000	02/15/39	57,036
987,569		GNMA	4.500	03/15/39	1,060,746
143,473		GNMA	4.500	03/15/39	154,140
33,045		GNMA	4.500	03/20/39	35,828
52,657	i	GNMA	5.000	03/20/39	55,902
521,775		GNMA	5.500	03/20/39	573,709
57,119		GNMA	4.500	04/15/39	61,380
1,084,429		GNMA	5.500	04/15/39	1,193,931
21,805		GNMA	5.000	04/20/39	23,770
96,069		GNMA	4.000	05/15/39	101,448
1,583,389		GNMA	4.500	05/15/39	1,702,036
935,954		GNMA	5.000	05/15/39	1,016,966
103,221		GNMA	4.000	05/20/39	109,393
103

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$285,795		GNMA	4.500%	05/20/39	$309,797
6,114,207		GNMA	5.000	05/20/39	6,668,097
36,698		GNMA	4.500	06/15/39	39,451
4,165,989		GNMA	4.500	06/15/39	4,478,422
3,446,761		GNMA	5.000	06/15/39	3,837,847
112,282		GNMA	5.000	06/15/39	122,273
4,029,558		GNMA	5.000	06/15/39	4,484,497
53,224		GNMA	5.000	06/15/39	57,863
46,040		GNMA	5.000	06/15/39	50,052
59,320		GNMA	4.000	06/20/39	62,873
39,341		GNMA	5.000	06/20/39	43,225
4,627,865		GNMA	4.500	07/15/39	4,965,016
75,410		GNMA	4.500	07/15/39	81,050
140,289		GNMA	4.500	07/15/39	150,768
49,994		GNMA	5.000	07/15/39	54,369
626,036		GNMA	4.500	07/20/39	678,042
571,427		GNMA	5.000	07/20/39	628,023
51,241		GNMA	5.500	07/20/39	56,323
227,622		GNMA	4.000	08/15/39	240,367
990,991		GNMA	5.000	08/15/39	1,077,468
64,803		GNMA	5.500	08/15/39	70,987
127,432		GNMA	6.000	08/15/39	140,620
159,477		GNMA	4.000	08/20/39	170,236
160,629		GNMA	5.000	08/20/39	175,926
87,373		GNMA	5.000	09/15/39	95,267
220,719		GNMA	5.000	09/20/39	241,837
58,192		GNMA	4.500	10/15/39	62,720
28,583		GNMA	5.000	10/15/39	31,064
62,003		GNMA	4.500	10/20/39	67,102
99,695		GNMA	4.500	11/15/39	108,173
91,137		GNMA	4.500	11/20/39	98,709
109,922		GNMA	5.000	11/20/39	120,124
3,292,018		GNMA	4.500	12/15/39	3,548,677
197,308		GNMA	4.500	12/15/39	212,742
89,225		GNMA	4.500	12/20/39	96,605
3,410,284		GNMA	5.000	12/20/39	3,733,059
2,979,802		GNMA	4.500	01/20/40	3,249,021
47,135		GNMA	5.500	01/20/40	52,170
1,974,974		GNMA	5.500	02/15/40	2,165,139
176,384		GNMA	4.000	03/15/40	186,819
49,492		GNMA	5.000	03/15/40	53,982
38,662		GNMA	4.500	04/15/40	41,558
1,002,300		GNMA	5.000	04/15/40	1,093,503
129,713		GNMA	4.500	04/20/40	140,489
21,960		GNMA	4.500	05/15/40	23,679
558,692		GNMA	5.000	05/15/40	609,631
1,337,186	i	GNMA	3.000	05/20/40	1,395,195
28,117		GNMA	4.500	05/20/40	30,439
60,510		GNMA	4.500	06/15/40	65,225
50,381		GNMA	4.500	06/15/40	54,292
9,596,199		GNMA	4.500	06/15/40	10,359,604
606,995		GNMA	5.000	06/20/40	671,699

104

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,394,254		GNMA	4.500%	07/15/40	$1,501,785
399,973		GNMA	4.500	07/15/40	430,957
4,510,332		GNMA	4.500	07/20/40	4,882,729
136,078		GNMA	5.000	07/20/40	149,137
3,127,981		GNMA	4.000	08/15/40	3,323,280
1,022,730		GNMA	4.000	08/15/40	1,084,341
285,249		GNMA	4.500	08/15/40	309,438
349,545		GNMA	4.500	08/20/40	378,407
269,855		GNMA	4.500	09/20/40	292,721
76,669		GNMA	5.500	09/20/40	84,316
108,923		GNMA	6.500	09/20/40	121,610
87,752		GNMA	4.000	10/15/40	93,055
248,889		GNMA	6.000	10/20/40	275,435
1,022,527		GNMA	4.000	11/15/40	1,087,943
3,292,781		GNMA	4.000	11/20/40	3,495,557
831,538		GNMA	3.500	12/15/40	856,309
1,261,394		GNMA	5.500	12/20/40	1,386,650
3,354,776		GNMA	4.000	01/15/41	3,570,533
8,493,403		GNMA	4.000	01/20/41	9,028,667
848,272		GNMA	4.000	02/15/41	901,597
2,611,704		GNMA	4.500	02/20/41	2,820,148
1,497,819		GNMA	4.500	03/15/41	1,617,826
3,410,373		GNMA	4.500	04/20/41	3,680,956
688,187		GNMA	5.000	04/20/41	753,625
374,809	i	GNMA	4.000	06/20/41	398,098
898,746		GNMA	4.000	07/15/41	955,455
1,259,272		GNMA	4.000	07/20/41	1,339,666
4,064,948		GNMA	4.500	07/20/41	4,387,455
3,804,344		GNMA	5.000	07/20/41	4,156,990
1,115,707		GNMA	4.500	08/15/41	1,207,973
1,790,593		GNMA	5.000	08/20/41	1,959,675
1,653,172		GNMA	4.000	09/15/41	1,757,990
222,029	i	GNMA	3.000	09/20/41	231,155
5,443,742		GNMA	4.000	09/20/41	5,775,337
401,871		GNMA	4.000	10/15/41	424,668
517,072	i	GNMA	2.500	10/20/41	530,433
336,927	i	GNMA	3.500	10/20/41	352,999
6,789,561		GNMA	4.000	10/20/41	7,217,424
1,028,210		GNMA	5.500	10/20/41	1,132,867
1,885,515		GNMA	3.500	11/15/41	1,941,683
4,252,542	h	GNMA	4.000	11/15/41	4,493,697
9,176,684		GNMA	4.500	11/20/41	9,888,688
3,780,409		GNMA	5.000	11/20/41	4,116,478
1,422,804		GNMA	6.000	11/20/41	1,564,435
4,023,418		GNMA	3.500	01/20/42	4,156,761
1,833,677	i	GNMA	3.000	02/20/42	1,906,537
2,025,720		GNMA	3.500	03/20/42	2,092,863
3,901,269		GNMA	4.500	03/20/42	4,218,548
3,709,540		GNMA	3.500	04/15/42	3,820,044
4,234,679		GNMA	3.500	05/20/42	4,375,043
4,604,954		GNMA	3.500	05/20/42	4,766,040
5,079,868		GNMA	4.000	05/20/42	5,386,953

105

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$9,126,405		GNMA	3.500%	07/15/42	$9,398,822
1,798,662	i	GNMA	2.000	07/20/42	1,835,910
4,392,255		GNMA	3.500	07/20/42	4,537,520
4,724,502		GNMA	3.500	08/20/42	4,889,911
17,850,899		GNMA	3.500	08/20/42	18,440,883
5,909,101		GNMA	6.000	08/20/42	6,587,545
6,815,770		GNMA	3.500	10/20/42	7,041,091
6,651,244		GNMA	3.000	11/20/42	6,584,585
4,874,498		GNMA	3.000	12/20/42	4,825,298
6,871,357		GNMA	3.000	01/15/43	6,788,610
4,832,255		GNMA	3.000	01/15/43	4,772,132
5,796,361		GNMA	3.000	01/20/43	5,738,171
9,723,863		GNMA	3.000	02/20/43	9,626,027
4,898,954		GNMA	3.000	02/20/43	4,850,150
1,956,582		GNMA	3.000	04/15/43	1,932,238
3,946,816		GNMA	3.000	05/20/43	3,906,887
5,953,127		GNMA	3.000	06/20/43	5,892,900
9,925,091		GNMA	3.500	06/20/43	10,273,644
12,441,124		GNMA	3.000	07/20/43	12,315,259
1,313,881		GNMA	6.500	01/15/44	1,384,514
		TOTAL MORTGAGE BACKED			1,350,251,408

MUNICIPAL BONDS - 1.0%
300,000		American Municipal Power	7.834	02/15/41	375,906
500,000		American Municipal Power	6.270	02/15/50	514,770
500,000		Bay Area Toll Authority	6.263	04/01/49	603,680
200,000		Central Puget Sound Regional Transit Authority	5.491	11/01/39	217,074
300,000		City of Chicago IL	5.432	01/01/42	239,340
150,000		Colorado Bridge Enterprise	6.078	12/01/40	169,621
200,000		Commonwealth of Massachusetts	4.200	12/01/21	214,804
500,000		Commonwealth of Massachusetts	5.731	06/01/40	561,040
195,000		Commonwealth of Pennsylvania	5.850	07/15/30	213,599
200,000		County of Clark NV	6.820	07/01/45	248,476
350,000		Denver City & County School District No	4.242	12/15/37	320,883
200,000		District of Columbia	5.591	12/01/34	223,034
100,000		East Baton Rouge Sewerage Commission	6.087	02/01/45	103,928
500,000		Florida Hurricane Catastrophe Fund Finance Corp	2.995	07/01/20	466,845
400,000		Government Development Bank for Puerto Rico	3.670	05/01/14	391,168
390,000		Government Development Bank for Puerto Rico	3.448	02/01/15	359,362
700,000		Government Development Bank for Puerto Rico	4.375	02/01/19	441,189
82,651		Kentucky Asset Liability Commission	3.165	04/01/18	85,011
30,000		Los Angeles Unified School District	5.750	07/01/34	33,169
100,000		Massachusetts School Building Authority	5.715	08/15/39	110,393
100,000		Metropolitan Government of Nashville & Davidson County	6.731	07/01/43	111,587
940,000		Metropolitan Transportation Authority	6.648	11/15/39	1,099,057
650,000		Metropolitan Transportation Authority	7.336	11/15/39	853,379
500,000		Missouri Highway & Transportation Commission	5.445	05/01/33	528,550
250,000		Municipal Electric Authority of Georgia	6.637	04/01/57	258,538
500,000		Municipal Electric Authority of Georgia	6.655	04/01/57	508,505
947,000		New Jersey Economic Development Authority	7.425	02/15/29	1,158,276
35,000		New Jersey State Turnpike Authority	7.414	01/01/40	45,680
800,000		New Jersey Transportation Trust Fund Authority	5.754	12/15/28	861,592

106

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$360,000	New Jersey Transportation Trust Fund Authority	6.104%	12/15/28	$387,313
700,000	New Jersey Transportation Trust Fund Authority	6.875	12/15/39	756,497
1,100,000	New York City Municipal Water Finance Authority	5.790	06/15/41	1,147,762
500,000	New York City Municipal Water Finance Authority	5.440	06/15/43	537,960
600,000	New York State Dormitory Authority	5.289	03/15/33	639,420
130,000	New York State Dormitory Authority	5.628	03/15/39	142,191
545,000	New York State Dormitory Authority	5.600	03/15/40	593,331
400,000	New York State Urban Development Corp	5.838	03/15/40	438,484
100,000	Ohio State University	4.910	06/01/40	101,735
675,000	Ohio State Water Development Authority	4.879	12/01/34	680,555
750,000	Oregon School Boards Association	4.759	06/30/28	804,623
250,000	Oregon School Boards Association	5.680	06/30/28	276,613
100,000	Oregon State Department of Transportation	5.834	11/15/34	116,223
200,000	Port Authority of New York & New Jersey	6.040	12/01/29	230,386
100,000	Salt River Project Agricultural Improvement & Power District	4.839	01/01/41	102,157
800,000	Santa Clara Valley Transportation Authority	5.876	04/01/32	871,952
200,000	State of California	1.050	02/01/16	199,954
300,000	State of California	5.750	03/01/17	338,181
100,000	State of California	6.200	10/01/19	117,637
100,000	State of California	5.700	11/01/21	113,977
250,000	State of California	7.500	04/01/34	317,265
285,000	State of California	7.550	04/01/39	370,927
2,900,000	State of California	7.300	10/01/39	3,649,563
2,740,000	State of California	7.625	03/01/40	3,582,468
300,000	State of Connecticut	5.090	10/01/30	303,213
620,000	State of Connecticut	5.850	03/15/32	686,569
100,000	State of Illinois	4.511	03/01/15	103,859
1,045,000	State of Illinois	4.961	03/01/16	1,108,829
3,200,000	State of Illinois	5.100	06/01/33	2,837,216
1,295,000	State of Illinois	6.725	04/01/35	1,300,504
300,000	State of Oregon	5.762	06/01/23	351,321
600,000	State of Texas	4.631	04/01/33	605,694
50,000	State of Texas	5.517	04/01/39	56,367
1,000,000	State of Texas	4.681	04/01/40	1,007,670
575,000	State of Texas Transportation Commission	5.028	04/01/26	633,207
500,000	State of Utah	3.539	07/01/25	499,865
200,000	State of Washington	5.090	08/01/33	210,094
605,000	State Public School Building Authority	5.000	09/15/27	623,338
2,000,000	Tennessee Valley Authority	4.500	04/01/18	2,253,372
750,000	Tennessee Valley Authority	3.875	02/15/21	805,670
500,000	Tennessee Valley Authority	5.880	04/01/36	597,855
500,000	Tennessee Valley Authority	5.500	06/15/38	564,457
300,000	Tennessee Valley Authority	3.500	12/15/42	244,390
1,000,000	Tennessee Valley Authority	4.625	09/15/60	948,054
500,000	University of California	1.796	07/01/19	483,330
200,000	University of California	5.770	05/15/43	220,098
860,000	University of California	4.858	05/15/12	741,655
100,000	University of Pennsylvania	4.674	09/01/12	88,636
200,000	University of Southern California	5.250	10/01/11	223,446
700,000	University of Texas	4.794	08/15/46	712,103
150,000	Virginia Commonwealth Transportation Board	5.350	05/15/35	158,811
	TOTAL MUNICIPAL BONDS			46,205,253

107

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
U.S. TREASURY SECURITIES - 36.0%
$278,400	United States Treasury Bond	7.500%	11/15/16	$336,777
160,000	United States Treasury Bond	8.750	05/15/17	204,850
139,200	United States Treasury Bond	8.875	08/15/17	181,047
1,681,000	United States Treasury Bond	9.000	11/15/18	2,315,577
375,700	United States Treasury Bond	7.875	02/15/21	526,890
125,000	United States Treasury Bond	8.125	05/15/21	178,320
122,000	United States Treasury Bond	8.125	08/15/21	174,984
1,500,000	United States Treasury Bond	6.375	08/15/27	2,065,782
16,000,000	United States Treasury Bond	5.250	11/15/28	20,004,992
26,060,000	United States Treasury Bond	5.250	02/15/29	32,579,065
24,429,000	United States Treasury Bond	5.375	02/15/31	31,154,597
3,000,000	United States Treasury Bond	4.500	02/15/36	3,466,875
4,644,000	United States Treasury Bond	4.375	02/15/38	5,258,606
6,983,000	United States Treasury Bond	3.500	02/15/39	6,849,890
241,000	United States Treasury Bond	4.500	08/15/39	278,242
850,000	United States Treasury Bond	4.375	11/15/39	962,360
915,000	United States Treasury Bond	4.625	02/15/40	1,076,126
3,380,000	United States Treasury Bond	4.375	05/15/40	3,824,680
12,585,000	United States Treasury Bond	3.875	08/15/40	13,113,960
11,185,000	United States Treasury Bond	4.250	11/15/40	12,396,123
5,075,000	United States Treasury Bond	4.750	02/15/41	6,081,276
26,350,000	United States Treasury Bond	4.375	05/15/41	29,791,969
10,000,000	United States Treasury Bond	3.750	08/15/41	10,165,620
2,300,000	United States Treasury Bond	3.125	11/15/41	2,073,954
4,550,000	United States Treasury Bond	3.125	02/15/42	4,096,420
7,500,000	United States Treasury Bond	3.000	05/15/42	6,571,875
10,000,000	United States Treasury Bond	2.750	08/15/42	8,289,060
4,500,000	United States Treasury Bond	2.750	11/15/42	3,724,452
11,250,000	United States Treasury Bond	2.875	05/15/43	9,548,437
8,000,000	United States Treasury Bond	3.625	08/15/43	7,907,504
77,000,000	United States Treasury Note	0.250	10/31/14	77,090,244
16,000,000	United States Treasury Note	0.375	11/15/14	16,040,624
9,000,000	United States Treasury Note	0.250	12/15/14	9,009,846
10,000,000	United States Treasury Note	0.125	12/31/14	9,994,920
6,310,000	United States Treasury Note	2.250	01/31/15	6,483,033
30,000,000	United States Treasury Note	0.250	02/28/15	30,019,920
5,000,000	United States Treasury Note	0.375	03/15/15	5,011,915
12,000,000	United States Treasury Note	0.250	03/31/15	12,005,628
100	United States Treasury Note	2.500	03/31/15	103
12,000,000	United States Treasury Note	0.125	04/30/15	11,977,968
7,170,000	United States Treasury Note	2.500	04/30/15	7,425,152
30,000,000	United States Treasury Note	0.250	05/31/15	29,994,150
1,240,000	United States Treasury Note	2.125	05/31/15	1,278,314
20,000,000	United States Treasury Note	0.375	06/15/15	20,035,160
10,000,000	United States Treasury Note	0.375	06/30/15	10,016,800
3,120,000	United States Treasury Note	1.875	06/30/15	3,206,287
6,895,000	United States Treasury Note	1.750	07/31/15	7,077,338
19,000,000	United States Treasury Note	0.250	08/15/15	18,980,696
1,775,000	United States Treasury Note	4.250	08/15/15	1,905,560

108

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$8,000,000	United States Treasury Note	0.375%	08/31/15	$8,009,376
11,340,000	United States Treasury Note	1.250	08/31/15	11,542,884
2,500,000	United States Treasury Note	0.250	09/15/15	2,496,485
18,805,000	United States Treasury Note	1.250	09/30/15	19,151,727
20,000,000	United States Treasury Note	0.250	10/15/15	19,962,500
27,300,000	United States Treasury Note	1.250	10/31/15	27,805,487
20,000,000	United States Treasury Note	0.375	11/15/15	20,001,560
23,550,000	United States Treasury Note	1.375	11/30/15	24,054,111
5,000,000	United States Treasury Note	2.125	12/31/15	5,193,750
59,000,000	United States Treasury Note	0.375	01/15/16	58,963,125
5,400,000	United States Treasury Note	2.000	01/31/16	5,598,283
10,650,000	United States Treasury Note	2.125	02/29/16	11,082,656
250,000	United States Treasury Note	2.625	02/29/16	263,125
8,000,000	United States Treasury Note	0.375	03/15/16	7,985,000
9,000,000	United States Treasury Note	2.250	03/31/16	9,401,481
12,000,000	United States Treasury Note	0.250	04/15/16	11,931,564
14,000,000	United States Treasury Note	2.000	04/30/16	14,541,408
164,000	United States Treasury Note	5.125	05/15/16	183,782
11,250,000	United States Treasury Note	1.750	05/31/16	11,611,226
22,000,000	United States Treasury Note	0.500	06/15/16	21,979,364
5,000,000	United States Treasury Note	1.500	06/30/16	5,127,735
10,750,000	United States Treasury Note	1.500	07/31/16	11,022,104
970,000	United States Treasury Note	3.250	07/31/16	1,042,674
19,000,000	United States Treasury Note	0.625	08/15/16	19,011,875
14,000,000	United States Treasury Note	1.000	08/31/16	14,148,750
14,200,000	United States Treasury Note	1.000	09/30/16	14,346,430
23,050,000	United States Treasury Note	1.000	10/31/16	23,264,296
173,000	United States Treasury Note	4.625	11/15/16	193,909
15,250,000	United States Treasury Note	0.875	11/30/16	15,317,908
4,000,000	United States Treasury Note	0.875	12/31/16	4,013,752
50,300,000	United States Treasury Note	0.875	01/31/17	50,421,827
16,250,000	United States Treasury Note	0.875	02/28/17	16,274,115
220,000	United States Treasury Note	3.000	02/28/17	236,156
21,300,000	United States Treasury Note	1.000	03/31/17	21,398,172
16,500,000	United States Treasury Note	0.875	04/30/17	16,485,826
30,400,000	United States Treasury Note	0.625	05/31/17	30,058,000
11,000,000	United States Treasury Note	0.750	06/30/17	10,911,483
20,200,000	United States Treasury Note	0.500	07/31/17	19,819,674
17,300,000	United States Treasury Note	0.625	08/31/17	17,031,037
16,000,000	United States Treasury Note	0.625	09/30/17	15,726,256
61,750,000	United States Treasury Note	0.750	10/31/17	60,900,937
8,414,000	United States Treasury Note	4.250	11/15/17	9,487,441
20,500,000	United States Treasury Note	0.625	11/30/17	20,081,985
31,000,000	United States Treasury Note	0.750	12/31/17	30,474,457
8,044,000	United States Treasury Note	2.750	12/31/17	8,581,942
21,000,000	United States Treasury Note	0.875	01/31/18	20,724,375
8,127,000	United States Treasury Note	2.625	01/31/18	8,624,145
31,000,000	United States Treasury Note	0.750	02/28/18	30,399,375
23,000,000	United States Treasury Note	0.750	03/31/18	22,511,250
15,000,000	United States Treasury Note	0.625	04/30/18	14,580,465
6,172,000	United States Treasury Note	2.625	04/30/18	6,548,591
6,266,000	United States Treasury Note	3.875	05/15/18	7,006,660

109

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$72,000,000	United States Treasury Note	1.000%	05/31/18	$71,077,536
7,862,000	United States Treasury Note	2.375	05/31/18	8,250,186
7,000,000	United States Treasury Note	1.375	06/30/18	7,018,046
15,000,000	United States Treasury Note	1.375	07/31/18	15,026,955
13,065,000	United States Treasury Note	2.250	07/31/18	13,624,339
40,350,000	United States Treasury Note	1.500	08/31/18	40,617,964
25,000,000	United States Treasury Note	1.375	09/30/18	24,982,425
2,802,400	United States Treasury Note	2.750	02/15/19	2,981,927
3,000,000	United States Treasury Note	1.000	06/30/19	2,891,250
3,000,000	United States Treasury Note	1.375	01/31/20	2,916,327
1,377,000	United States Treasury Note	3.625	02/15/20	1,529,762
1,132,000	United States Treasury Note	3.500	05/15/20	1,248,383
4,000,000	United States Treasury Note	1.875	06/30/20	3,981,564
4,000,000	United States Treasury Note	2.000	07/31/20	4,010,000
5,342,000	United States Treasury Note	2.625	08/15/20	5,575,296
6,000,000	United States Treasury Note	2.000	09/30/20	5,994,372
5,650,000	United States Treasury Note	2.625	11/15/20	5,876,000
5,900,000	United States Treasury Note	3.625	02/15/21	6,528,256
27,610,000	United States Treasury Note	2.125	08/15/21	27,385,669
6,070,000	United States Treasury Note	2.000	11/15/21	5,933,425
13,379,100	United States Treasury Note	8.000	11/15/21	19,147,793
10,500,000	United States Treasury Note	1.625	11/15/22	9,721,520
14,750,000	United States Treasury Note	1.750	05/15/23	13,667,955
20,000,000	United States Treasury Note	2.500	08/15/23	19,796,880
	TOTAL U.S. TREASURY SECURITIES			1,660,070,294

	TOTAL GOVERNMENT BONDS			3,403,377,400
	(Cost $3,425,666,838)

STRUCTURED ASSETS - 2.1%

ASSET BACKED - 0.4%
500,000	Ally Auto Receivables Trust	1.210	07/15/16	504,478
	Series - 2012 1 (Class A4)
800,000	Ally Auto Receivables Trust	0.800	10/16/17	796,058
	Series - 2012 4 (Class A4)
500,000	Americredit Automobile Receivables Trust	2.420	05/08/19	489,625
	Series - 0 2 (Class D)
264,294	AmeriCredit Automobile Receivables Trust	5.190	08/17/15	268,666
	Series - 2010 1 (Class C)
590,000	AmeriCredit Automobile Receivables Trust	3.340	04/08/16	602,527
	Series - 2010 3 (Class C)
500,000	AmeriCredit Automobile Receivables Trust	2.670	01/08/18	515,608
	Series - 2012 1 (Class C)
300,000	AmeriCredit Automobile Receivables Trust	1.790	03/08/19	295,266
	Series - 2013 2 (Class C)
150,000	AmeriCredit Automobile Receivables Trust	2.380	06/10/19	149,076
	Series - 2013 3 (Class C)
500,000	Capital Auto Receivables Asset Trust	2.190	09/20/21	488,691
	Series - 0 1 (Class D)
1,250,000	Capital One Multi-Asset Execution Trust	5.050	12/17/18	1,372,654
	Series - 2006 A3 (Class A3)

110

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000		Capital One Multi-Asset Execution Trust	5.750%	07/15/20	$579,459
		Series - 2007 A7 (Class A7)
600,000		Centerpoint Energy Transistion	3.460	08/15/19	641,236
		Series - 0 1 (Class A2)
600,000		CenterPoint Energy Transition Bond Co LLC	2.161	10/15/21	600,547
		Series - 2012 1 (Class A2)
400,000		Chase Issuance Trust	0.790	06/15/17	401,341
		Series - 2012 A3 (Class A3)
135,000		CitiBank Credit Card Issuance Trust	4.900	06/23/16	139,385
		Series - 2009 A4 (Class A4)
750,000		CitiBank Credit Card Issuance Trust	5.650	09/20/19	866,811
		Series - 2007 A8 (Class A8)
310,000		CitiBank Credit Card Issuance Trust	5.350	02/07/20	356,945
		Series - 2008 A1 (Class A1)
289,639		Detroit Edison Securitization Funding LLC	6.620	03/01/16	306,048
		Series - 2001 1 (Class A6)
3,000,000		Discover Card Master Trust	5.650	03/16/20	3,475,788
		Series - 2007 A1 (Class A1)
260,000		Ford Credit Auto Owner Trust	3.560	01/15/17	268,498
		Series - 2010 B (Class D)
662,000		Ford Credit Auto Owner Trust	0.550	07/15/17	661,685
		Series - 2013 A (Class A3)
820,000		Ford Credit Auto Owner Trust	1.320	01/15/19	807,237
		Series - 2013 B (Class C)
900,000		GE Capital Credit Card Master Note Trust	1.360	08/17/20	890,118
		Series - 2012 6 (Class A)
590,000		Hyundai Auto Receivables Trust	0.750	09/17/18	585,202
		Series - 2013 A (Class A4)
1,000,000		Nissan Auto Receivables Owner Trust	0.730	05/16/16	1,002,475
		Series - 2012 A (Class A3)
400,000		Nissan Auto Receivables Owner Trust	1.000	07/16/18	402,289
		Series - 2012 A (Class A4)
19,714	i	Residential Asset Securities Corp	6.489	10/25/30	19,735
		Series - 2001 KS2 (Class AI6)
15,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	14,859
		Series - 2006 HI1 (Class M2)
1,600,000		Santander Drive Auto Receivables Trust	0.620	07/15/16	1,601,309
		Series - 2012 6 (Class A3)
400,000		Santander Drive Auto Receivables Trust	0.830	12/15/16	400,868
		Series - 2012 5 (Class A3)
200,000		Santander Drive Auto Receivables Trust	3.300	09/17/18	203,486
		Series - 2012 5 (Class D)
300,000		Santander Drive Auto Receivables Trust	1.950	03/15/19	291,993
		Series - 2013 2 (Class C)
100,000		Volkswagen Auto Loan Enhanced Trust	0.660	03/20/19	99,071
		Series - 2012 2 (Class A4)
15,000	g	Vornado DP LLC	4.004	09/13/28	15,857
		Series - 2010 VNO (Class A2FX)
		TOTAL ASSET BACKED			20,114,891

OTHER MORTGAGE BACKED - 1.7%
427,287	i	Banc of America Commercial Mortgage, Inc	5.344	11/10/42	436,681
		Series - 2005 1 (Class A4)

111

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$105,000	i	Banc of America Commercial Mortgage, Inc	5.889%	07/10/44	$115,250
		Series - 2006 3 (Class A4)
450,000		Banc of America Commercial Mortgage, Inc	5.356	10/10/45	489,199
		Series - 2006 6 (Class A4)
205,171		Banc of America Commercial Mortgage, Inc	5.379	09/10/47	207,169
		Series - 2006 5 (Class AAB)
134,267		Banc of America Commercial Mortgage, Inc	5.449	01/15/49	134,864
		Series - 2007 1 (Class A3)
125,000		Banc of America Merrill Lynch Commercial Mortgage, Inc	4.811	12/10/42	129,151
		Series - 2004 6 (Class A5)
1,350,000	i	Banc of America Merrill Lynch Commercial Mortgage, Inc	5.358	09/10/47	1,444,783
		Series - 2005 6 (Class A4)
475,000		Banc of America Merrill Lynch Commercial Mortgage, Inc	5.620	02/10/51	481,187
		Series - 2007 5 (Class A3)
320,000		Bear Stearns Commercial Mortgage Securities	5.201	12/11/38	351,665
		Series - 2006 PW14 (Class A4)
280,000	i	Bear Stearns Commercial Mortgage Securities	5.610	03/11/39	302,543
		Series - 2006 PW11 (Class A4)
200,000	i	Bear Stearns Commercial Mortgage Securities	5.898	06/11/40	225,756
		Series - 2007 PW16 (Class A4)
351,987		Bear Stearns Commercial Mortgage Securities	4.674	06/11/41	368,522
		Series - 2005 PWR8 (Class A4)
399,461	i	Bear Stearns Commercial Mortgage Securities	5.468	06/11/41	407,738
		Series - 2004 PWR4 (Class A3)
825,000	i	Bear Stearns Commercial Mortgage Securities	5.582	09/11/41	902,155
		Series - 2006 PW13 (Class AM)
495,000		Bear Stearns Commercial Mortgage Securities	5.537	10/12/41	545,120
		Series - 2006 T24 (Class A4)
627,755	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	646,263
		Series - 2004 T16 (Class A6)
1,000,000	i	Bear Stearns Commercial Mortgage Securities	5.694	06/11/50	1,125,596
		Series - 2007 PW17 (Class A4)
144,041		Bear Stearns Commercial Mortgage Securities	5.736	06/11/50	148,490
		Series - 2007 PW17 (Class A3)
550,000		Citigroup Commercial Mortgage Trust	4.733	10/15/41	563,439
		Series - 2004 C2 (Class A5)
750,000	i	Citigroup Commercial Mortgage Trust	6.336	12/10/49	854,678
		Series - 2008 C7 (Class A4)
21,788		Citigroup Commercial Mortgage Trust	5.205	12/11/49	21,803
		Series - 2007 CD4 (Class A2B)
585,000		Citigroup, Inc	5.322	12/11/49	646,686
		Series - 2007 CD4 (Class A4)
550,000	i	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.393	07/15/44	576,963
		Series - 2005 CD1 (Class AJ)
1,035,000		Citigroup/Deutsche Bank Commercial Mortgage Trust	5.617	10/15/48	1,135,137
		Series - 2006 CD3 (Class A5)
730,000		COMM Mortgage Trust	2.256	12/10/44	744,649
		Series - 2012 LC4 (Class A2)
580,000		COMM Mortgage Trust	4.063	12/10/44	591,332
		Series - 2012 LC4 (Class AM)
500,000		COMM Mortgage Trust	2.752	08/15/45	495,412
		Series - 2012 CR2 (Class ASB)
112

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$749,000		COMM Mortgage Trust	1.906%	01/10/46	$745,310
		Series - 2013 LC6 (Class A2)
400,000		COMM Mortgage Trust	2.941	01/10/46	379,204
		Series - 2013 LC6 (Class A4)
524,000		COMM Mortgage Trust	3.213	03/10/46	504,544
		Series - 0 CR7 (Class A4)
300,000	i	Commercial Mortgage Loan Trust	6.209	12/10/49	325,500
		Series - 2008 LS1 (Class ASM)
525,000	i	Commercial Mortgage Pass Through Certificates	5.947	06/10/46	574,532
		Series - 2006 C7 (Class A4)
255,000	i	Commercial Mortgage Pass Through Certificates	5.993	12/10/49	290,086
		Series - 2007 C9 (Class A4)
2,789,000		Credit Suisse First Boston Mortgage Securities Corp	4.829	11/15/37	2,884,791
		Series - 2004 C5 (Class A4)
500,000	i	Credit Suisse Mortgage Capital Certificates	5.567	02/15/39	542,185
		Series - 0 C1 (Class A4)
181,225		Credit Suisse Mortgage Capital Certificates	5.467	09/15/39	197,933
		Series - 2006 C4 (Class A3)
2,100,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	2,243,516
		Series - 2006 C4 (Class AM)
250,000	i	CS First Boston Mortgage Securities Corp	5.416	05/15/36	251,185
		Series - 2004 C2 (Class A2)
625,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	661,142
		Series - 2005 C5 (Class A4)
220,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	233,517
		Series - 2005 C5 (Class AJ)
197,004	i	GE Capital Commercial Mortgage Corp	5.457	11/10/45	201,016
		Series - 2005 C4 (Class ASB)
1,000,000	i	GE Capital Commercial Mortgage Corp	5.489	11/10/45	1,074,838
		Series - 2005 C4 (Class A4)
27,331		GMAC Commercial Mortgage Securities, Inc	5.023	04/10/40	27,337
		Series - 2003 C3 (Class A4)
128,195	i	Greenwich Capital Commercial Funding Corp	5.317	06/10/36	129,412
		Series - 0 GG1 (Class A7)
1,835,000	i	Greenwich Capital Commercial Funding Corp	5.224	04/10/37	1,950,150
		Series - 2005 GG5 (Class A5)
600,000	i	Greenwich Capital Commercial Funding Corp	5.277	04/10/37	635,808
		Series - 2005 GG5 (Class AM)
724,868	i	Greenwich Capital Commercial Funding Corp	6.056	07/10/38	796,946
		Series - 2006 GG7 (Class A4)
550,000		Greenwich Capital Commercial Funding Corp	5.444	03/10/39	608,553
		Series - 2007 GG9 (Class A4)
610,000		Greenwich Capital Commercial Funding Corp	5.475	03/10/39	642,726
		Series - 2007 GG9 (Class AM)
1,000,000		Greenwich Capital Commercial Funding Corp	5.736	12/10/49	1,123,199
		Series - 2007 GG11 (Class A4)
1,825,000	i	GS Mortgage Securities Corp II	5.553	04/10/38	1,976,876
		Series - 2006 GG6 (Class A4)
740,000	i	GS Mortgage Securities Corp II	5.622	04/10/38	794,562
		Series - 2006 GG6 (Class AM)
1,350,000		GS Mortgage Securities Corp II	5.560	11/10/39	1,487,900
		Series - 2006 GG8 (Class A4)
113

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$434,000		GS Mortgage Securities Corp II	3.314%	01/10/45	$448,309
		Series - 0 GC6 (Class AAB)
300,000		GS Mortgage Securities Corp II	2.943	02/10/46	283,453
		Series - 2013 GC10 (Class A5)
300,000		GS Mortgage Securities Corp II	3.279	02/10/46	284,645
		Series - 2013 GC10 (Class AS)
500,000		GS Mortgage Securities Trust	3.482	01/10/45	503,621
		Series - 2012 GC6 (Class A3)
195,000		GS Mortgage Securities Trust	4.740	05/10/45	200,963
		Series - 0 GCJ7 (Class B)
250,000		GS Mortgage Securities Trust	1.840	02/10/46	248,813
		Series - 2013 GC10 (Class A2)
500,000		GS Mortgage Securities Trust	3.135	06/10/46	477,414
		Series - 2013 GC12 (Class A4)
90,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.633	12/05/27	102,144
		Series - 2009 IWST (Class A2)
489,325		JP Morgan Chase Commercial Mortgage Securities Corp	5.115	07/15/41	500,022
		Series - 2004 LN2 (Class A2)
1,125,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.429	12/12/43	1,227,777
		Series - 2006 CB17 (Class A4)
1,000,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.368	12/15/44	1,071,750
		Series - 2005 LDP5 (Class A4)
200,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.056	04/15/45	219,745
		Series - 2006 LDP7 (Class AM)
300,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.376	05/15/45	305,619
		Series - 2012 C6 (Class D)
170,508		JP Morgan Chase Commercial Mortgage Securities Corp	5.447	05/15/45	171,728
		Series - 2006 LDP8 (Class A3B)
300,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.483	06/15/45	298,200
		Series - 2012 CBX (Class A4)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	1.855	04/15/46	494,931
		Series - 2013 LC11 (Class A2)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	4.171	08/15/46	526,578
		Series - 2011 C5 (Class A3)
418,037		JP Morgan Chase Commercial Mortgage Securities Corp	5.134	05/15/47	425,285
		Series - 2006 LDP9 (Class A2)
1,480,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.336	05/15/47	1,627,325
		Series - 2006 LDP9 (Class A3)
950,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	06/12/47	1,049,484
		Series - 2007 CB18 (Class A4)
300,000		JP Morgan Chase Commercial Mortgage Securities Corp	2.840	12/15/47	281,974
		Series - 2012 LC9 (Class A5)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.143	12/15/47	478,609
		Series - 2013 C10 (Class A5)
360,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.002	06/15/49	404,910
		Series - 2007 LD11 (Class A4)
450,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.002	06/15/49	459,218
		Series - 2007 LD11 (Class A3)
249,680	i	LB-UBS Commercial Mortgage Trust	5.020	08/15/29	255,449
		Series - 2004 C6 (Class A6)
545,000		LB-UBS Commercial Mortgage Trust	4.742	02/15/30	563,810
		Series - 2005 C1 (Class A4)
114

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$415,000	i	LB-UBS Commercial Mortgage Trust	5.150%	04/15/30	$435,465
		Series - 2005 C2 (Class A5)
380,000		LB-UBS Commercial Mortgage Trust	5.156	02/15/31	408,586
		Series - 2006 C1 (Class A4)
125,000		LB-UBS Commercial Mortgage Trust	5.372	09/15/39	137,433
		Series - 2006 C6 (Class A4)
200,000	i	LB-UBS Commercial Mortgage Trust	5.452	09/15/39	212,504
		Series - 2006 C6 (Class AJ)
1,405,000		LB-UBS Commercial Mortgage Trust	5.424	02/15/40	1,555,824
		Series - 2007 C1 (Class A4)
805,087		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	885,627
		Series - 2007 C2 (Class A3)
875,000		LB-UBS Commercial Mortgage Trust	4.843	07/15/40	908,434
		Series - 2005 C3 (Class AJ)
600,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	655,080
		Series - 2007 C6 (Class AM)
303,910	i	LB-UBS Commercial Mortgage Trust	5.866	09/15/45	340,030
		Series - 2007 C7 (Class A3)
139,027	i	Merrill Lynch Mortgage Trust	5.457	11/12/37	148,106
		Series - 2005 CKI1 (Class A6)
225,000	i	Merrill Lynch Mortgage Trust	5.457	11/12/37	236,311
		Series - 2005 CKI1 (Class AJ)
290,000	i	Merrill Lynch Mortgage Trust	5.107	07/12/38	307,542
		Series - 2005 CIP1 (Class AM)
235,000	i	Merrill Lynch Mortgage Trust	5.872	05/12/39	256,589
		Series - 2006 C1 (Class A4)
450,000	i	Merrill Lynch Mortgage Trust	6.045	06/12/50	461,034
		Series - 2007 C1 (Class A3)
475,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.653	02/12/39	512,593
		Series - 2006 1 (Class A4)
40,661	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.382	07/12/46	40,686
		Series - 2006 3 (Class ASB)
164,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.506	11/15/45	159,198
		Series - 2012 C6 (Class A3)
60,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.918	02/15/46	56,745
		Series - 2013 C7 (Class A4)
750,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.102	05/15/46	715,203
		Series - 2013 C9 (Class A4)
500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.456	05/15/46	476,258
		Series - 2013 C9 (Class AS)
240,000	i	Morgan Stanley Bank of America Merrill Lynch Trust	3.708	05/15/46	224,908
		Series - 2013 C9 (Class B)
99,817	i	Morgan Stanley Capital I	5.880	04/15/38	99,812
		Series - 2003 IQ5 (Class C)
320,124		Morgan Stanley Capital I	4.970	04/14/40	327,083
		Series - 2004 HQ4 (Class A7)
429,395	i	Morgan Stanley Capital I	5.270	06/13/41	438,088
		Series - 2004 T15 (Class A4)
1,255,000		Morgan Stanley Capital I	5.168	01/14/42	1,300,113
		Series - 2005 HQ5 (Class A4)
590,000		Morgan Stanley Capital I	5.364	03/15/44	652,189
		Series - 2007 IQ13 (Class A4)

115

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,390	i	Morgan Stanley Capital I	5.731%	07/12/44	$219,978
		Series - 2006 HQ9 (Class A4)
750,000		Morgan Stanley Capital I	5.569	12/15/44	810,622
		Series - 2007 HQ13 (Class A3)
250,000		Morgan Stanley Capital I	2.111	03/15/45	253,469
		Series - 2012 C4 (Class A2)
1,250,000		Morgan Stanley Capital I	3.244	03/15/45	1,234,135
		Series - 2012 C4 (Class A4)
1,550,000	i	Morgan Stanley Capital I	5.692	04/15/49	1,722,093
		Series - 2007 IQ14 (Class A4)
205,000	i	Morgan Stanley Capital I	5.544	11/12/49	223,541
		Series - 2007 T25 (Class AM)
1,750,000		Morgan Stanley Capital I	5.809	12/12/49	1,970,022
		Series - 2007 IQ16 (Class A4)
245,000		Morgan Stanley Capital I	4.770	07/15/56	254,453
		Series - 0 IQ9 (Class AJ)
500,000	i	TIAA Seasoned Commercial Mortgage Trust	5.551	08/15/39	542,134
		Series - 2007 C4 (Class AJ)
1,500,000		UBS Barclays Commercial Mortgage Trust	3.185	03/10/46	1,438,020
		Series - 2013 C5 (Class A4)
500,000		UBS Barclays Commercial Mortgage Trust	3.244	04/10/46	482,051
		Series - 0 C6 (Class A4)
1,000,000		UBS Barclays Commercial Mortgage Trust	3.525	05/10/63	991,424
		Series - 2012 C2 (Class A4)
400,000		UBS Citigroup Commercial Mortgage Trust	3.595	01/10/45	403,549
		Series - 2011 C1 (Class A3)
100,000		UBS Commercial Mortgage Trust	4.822	05/10/45	103,590
		Series - 2012 C1 (Class B)
100,000		Wachovia Bank Commercial Mortgage Trust	5.342	12/15/43	110,634
		Series - 2007 C30 (Class A5)
1,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.465	12/15/44	1,069,635
		Series - 2005 C22 (Class A4)
730,228	i	Wachovia Bank Commercial Mortgage Trust	5.515	12/15/44	776,619
		Series - 2005 C22 (Class AM)
105,000	i	Wachovia Bank Commercial Mortgage Trust	5.515	01/15/45	111,626
		Series - 2006 C23 (Class AJ)
69,285		Wachovia Bank Commercial Mortgage Trust	5.576	03/15/45	69,784
		Series - 2006 C24 (Class APB)
750,000		Wachovia Bank Commercial Mortgage Trust	5.678	05/15/46	841,367
		Series - 2007 C34 (Class A3)
300,000	i	Wachovia Bank Commercial Mortgage Trust	5.603	10/15/48	324,313
		Series - 2006 C28 (Class AM)
1,225,000	i	Wachovia Bank Commercial Mortgage Trust	6.123	02/15/51	1,353,734
		Series - 2007 C33 (Class A4)
200,000	i	Wachovia Bank Commercial Mortgage Trust	6.123	02/15/51	226,831
		Series - 2007 C33 (Class A5)
1,250,000		WF-RBS Commercial Mortgage Trust	2.684	11/15/44	1,290,156
		Series - 2011 C5 (Class A2)
250,000	i	WF-RBS Commercial Mortgage Trust	5.004	06/15/45	248,710
		Series - 0 C7 (Class C)
400,000		WF-RBS Commercial Mortgage Trust	3.001	08/15/45	382,704
		Series - 2012 C8 (Class A3)

116

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$323,606	WF-RBS Commercial Mortgage Trust	0.735%	03/15/48	$320,039
	Series - 2013 C12 (Class A1)
500,000	WF-RBS Commercial Mortgage Trust	3.198	03/15/48	480,665
	Series - 2013 C12 (Class A4)
	TOTAL OTHER MORTGAGE BACKED			78,494,114

	TOTAL STRUCTURED ASSETS			98,609,005
	(Cost $97,698,628)

	TOTAL BONDS			4,591,985,241
	(Cost $4,619,410,568)

SHORT-TERM INVESTMENTS - 0.3%

TREASURY DEBT - 0.3%
15,000,000	United States Treasury Bill	0.047	12/19/13	14,999,505
	TOTAL TREASURY DEBT			14,999,505

	TOTAL SHORT-TERM INVESTMENTS			14,999,505
	(Cost $14,998,453)

	TOTAL INVESTMENTS - 99.7%			4,606,984,746
	(Cost $4,634,409,021)
	OTHER ASSETS & LIABILITIES, NET - 0.3%			10,875,764
	NET ASSETS - 100.0%			$4,617,860,510

Abbreviation(s):
REIT	Real Estate Investment Trust

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration to qualified institutional buyers. At 9/30/2013, the aggregate value of these securities was $12,322,770 or 0.3% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon.
117

TIAA-CREF FUNDS - Bond Plus Fund

TIAA-CREF FUNDS

BOND PLUS FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2013

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 4.2%

AUTOMOBILES & COMPONENTS - 0.1%
$2,335,541	i	Allison Transmission, Inc	3.750%	08/23/19	$2,333,112
		TOTAL AUTOMOBILES & COMPONENTS			2,333,112

CAPITAL GOODS - 0.9%
997,494	i	Apex Tool Group LLC	4.500	01/31/20	998,122
792,000	i	FMG Resources August 2006 Pty Ltd	5.250	10/18/17	793,837
1,309,167	i	Generac Power Systems, Inc	3.500	05/31/20	1,301,639
918,919	i	Huntington Ingalls Industries, Inc	2.688	03/30/16	920,646
3,000,000	i	Schaeffler AG.	4.250	01/27/17	3,008,760
967,688	i	Sequa Corp	5.250	06/19/17	970,107
2,185,791	i	Tomkins LLC	3.750	09/29/16	2,187,168
2,940,191	i	TransDigm, Inc	3.750	02/28/20	2,925,020
		TOTAL CAPITAL GOODS			13,105,299

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
3,000,000	i	Activision Blizzard, Inc	3.250	09/12/20	2,994,990
994,975	i	Pilot Corp	4.250	08/07/19	994,149
1,000,000	h	Pitney Bowes Management	7.500	09/25/19	996,670
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			4,985,809

CONSUMER SERVICES - 0.5%
900,000	i	ARAMARK Corp	4.000	09/09/19	900,279
700,000	i	Boyd Gaming Corp	4.000	08/14/20	698,075
1,398,960	i	Burger King Corp	3.750	09/28/19	1,397,463
2,206,028	i	DineEquity, Inc	3.750	10/19/17	2,213,352
3,000,000		Hilton Worldwide	4.000	09/23/20	2,994,540
595,500	i	MGM Resorts International	3.500	12/20/19	592,427
332,127	i	Penn National Gaming, Inc	3.750	07/16/18	331,921
498,750	i	Pinnacle Entertainment, Inc	3.750	08/13/20	497,977
		TOTAL CONSUMER SERVICES			9,626,034

DIVERSIFIED FINANCIALS - 0.1%
1,928,947	i	TransUnion LLC	4.250	02/10/19	1,935,371
		TOTAL DIVERSIFIED FINANCIALS			1,935,371

ENERGY - 0.2%
2,962,511	i	Arch Coal, Inc	5.750	05/16/18	2,871,799
		TOTAL ENERGY			2,871,799

FOOD & STAPLES RETAILING - 0.2%
1,000,000	i	Rite Aid Corp	5.750	08/21/20	1,023,330
1,500,000	i	Rite Aid Corp	4.875	06/21/21	1,502,340
		TOTAL FOOD & STAPLES RETAILING			2,525,670

118

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
FOOD, BEVERAGE & TOBACCO - 0.3%
$3,254,286	i	Del Monte Foods Co	4.000%	03/08/18	$3,238,828
2,294,250	i	HJ Heinz Co	3.500	06/05/20	2,299,206
		TOTAL FOOD, BEVERAGE & TOBACCO			5,538,034

HEALTH CARE EQUIPMENT & SERVICES - 0.8%
997,500	i	Apria Healthcare Group, Inc	6.750	04/06/20	1,004,133
3,000,000	h,i	Biomet, Inc	4.500	07/25/17	3,008,910
3,586,609	h,i	Capsugel Holdings US, Inc	3.500	08/01/18	3,561,969
3,000,000	i	HCA, Inc	2.929	05/01/18	2,991,960
3,000,000	i	Kinetic Concepts, Inc	4.500	05/04/18	3,012,180
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			13,579,152

INSURANCE - 0.1%
1,215,813	i	Compass Investors, Inc	5.000	12/27/19	1,217,332
		TOTAL INSURANCE			1,217,332

MATERIALS - 0.1%
1,022,438	i	Tronox Pigments BV	4.500	03/19/20	1,026,854
		TOTAL MATERIALS			1,026,854

MEDIA - 0.2%
2,493,750	i	CSC Holdings LLC	2.679	04/17/20	2,462,927
2,000,000	i	Virgin Media Investment Holdings Ltd	3.500	06/08/20	1,986,940
		TOTAL MEDIA			4,449,867

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
1,591,651	i	NBTY, Inc	3.500	10/01/17	1,590,155
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1,590,155

RETAILING - 0.1%
1,972,575	i	Academy Ltd	4.500	08/03/18	1,976,283
		TOTAL RETAILING			1,976,283

SOFTWARE & SERVICES - 0.1%
963,779	i	IMS Health, Inc	3.750	09/01/17	962,169
1,347,349	i	Lawson Software, Inc	5.250	04/05/18	1,352,967
794,000	i	RP Crown Parent LLC	6.750	12/21/18	798,518
497,500	i	SunGard Data Systems, Inc	4.500	01/31/20	502,465
		TOTAL SOFTWARE & SERVICES			3,616,119

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
2,000,000	i	Scientific Games International, Inc	4.250	05/30/20	1,982,500
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			1,982,500

TELECOMMUNICATION SERVICES - 0.1%
989,975	i	Windstream Corp	4.000	08/08/19	988,322
		TOTAL TELECOMMUNICATION SERVICES			988,322

119

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
UTILITIES - 0.0%
$247,500	i	Calpine Corp	4.000%	10/09/19	$247,314
		TOTAL UTILITIES			247,314

		TOTAL BANK LOAN OBLIGATIONS			73,595,026
		(Cost $73,535,300)

BONDS - 89.6%

CORPORATE BONDS - 40.8%

AUTOMOBILES & COMPONENTS - 0.2%
1,000,000		DaimlerChrysler Group LLC	8.000	06/15/19	1,105,000
950,000		Ford Motor Co	4.750	01/15/43	847,849
775,000	g	TRW Automotive, Inc	4.500	03/01/21	778,875
		TOTAL AUTOMOBILES & COMPONENTS			2,731,724

BANKS - 4.6%
750,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.875	09/25/17	825,540
2,000,000	g	Australia & New Zealand Banking Group Ltd	2.400	11/23/16	2,074,800
1,025,000	g	Banco Davivienda S.A.	2.950	01/29/18	973,750
750,000	g	Banco de Credito del Peru	4.250	04/01/23	666,000
475,000	g	Banco de Credito e Inversiones	4.000	02/11/23	432,601
1,500,000		Banco de Oro Unibank, Inc	3.875	04/22/16	1,511,250
750,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	4.125	11/09/22	688,125
1,000,000		Bancolombia S.A.	4.250	01/12/16	1,032,500
865,000		Bancolombia S.A.	5.950	06/03/21	877,975
1,000,000	g,h	Bangkok Bank PCL	3.300	10/03/18	994,600
370,000	g	Bank Nederlandse Gemeenten	1.375	09/27/17	368,298
1,000,000	g	Bank of India	3.625	09/21/18	946,600
6,450,000	g	Bank of Montreal	2.625	01/25/16	6,730,575
1,500,000	g	Bank of Nova Scotia	1.650	10/29/15	1,531,350
4,800,000	g	Bank of Nova Scotia	2.150	08/03/16	4,964,160
1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	1,018,669
1,000,000		BB&T Corp	1.450	01/12/18	976,372
375,000		BB&T Corp	2.050	06/19/18	373,497
750,000	g	BBVA Banco Continental S.A.	2.250	07/29/16	731,250
450,000	g	BBVA Banco Continental S.A.	3.250	04/08/18	439,875
2,100,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	2,138,827
1,000,000	g	Caixa Economica Federal	2.375	11/06/17	935,000
1,000,000	g	Caixa Economica Federal	4.500	10/03/18	993,100
1,750,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	1,831,200
300,000		Capital One Bank USA NA	3.375	02/15/23	280,604
2,000,000		Capital One NA	1.500	03/22/18	1,941,576
2,600,000		Citigroup, Inc	2.500	09/26/18	2,585,560
975,000		Citigroup, Inc	6.675	09/13/43	1,049,970
225,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	225,274
3,000,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	2,878,395
3,125,000	g	HSBC Bank plc	1.500	05/15/18	3,037,556
500,000	g	HSBC Bank plc	4.125	08/12/20	525,203

120

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,150,000		HSBC USA, Inc	2.375%	02/13/15	$1,175,813
1,000,000		HSBC USA, Inc	1.625	01/16/18	980,229
335,000		JPMorgan Chase & Co	5.125	09/15/14	348,766
1,500,000		JPMorgan Chase & Co	3.150	07/05/16	1,573,861
1,000,000		JPMorgan Chase & Co	1.800	01/25/18	986,074
3,750,000		JPMorgan Chase & Co	1.625	05/15/18	3,631,740
750,000		JPMorgan Chase & Co	5.400	01/06/42	788,994
400,000	i	JPMorgan Chase & Co	5.150	12/30/49	350,000
750,000	i	Malayan Banking Bhd	3.250	09/20/22	731,250
250,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	256,500
1,150,000	g	PKO Finance AB	4.630	09/26/22	1,129,012
2,075,000		PNC Bank NA	2.950	01/30/23	1,920,950
1,500,000		PNC Funding Corp	2.700	09/19/16	1,558,966
700,000	g,i	Rabobank Nederland NV	11.000	12/30/49	910,000
3,325,000		Royal Bank of Canada	2.200	07/27/18	3,335,617
1,750,000	g	State Bank of India	3.250	04/18/18	1,672,125
125,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	129,697
425,000		Toronto-Dominion Bank	2.500	07/14/16	441,676
2,000,000	g	Toronto-Dominion Bank	1.625	09/14/16	2,039,000
1,000,000	g	Turkiye Halk Bankasi AS.	4.875	07/19/17	1,000,000
1,000,000	g	Turkiye Is Bankasi	3.750	10/10/18	930,000
725,000	g	Turkiye Is Bankasi	6.000	10/24/22	661,563
500,000		Union Bank NA	2.125	06/16/17	502,755
100,000		Union Bank of California NA	5.950	05/11/16	111,127
400,000		UnionBanCal Corp	3.500	06/18/22	390,658
1,000,000		US Bancorp	1.650	05/15/17	1,005,843
475,000		US Bancorp	2.950	07/15/22	446,864
350,000		Wachovia Bank NA	5.850	02/01/37	390,571
500,000		Wells Fargo & Co	1.500	07/01/15	506,271
650,000		Wells Fargo & Co	2.100	05/08/17	663,613
3,250,000		Wells Fargo & Co	1.500	01/16/18	3,198,075
		TOTAL BANKS			80,347,662

CAPITAL GOODS - 1.1%
1,750,000		Access Midstream Partners LP	5.875	04/15/21	1,798,125
155,000		Access Midstream Partners LP	4.875	05/15/23	145,700
250,000		Alliant Techsystems, Inc	6.875	09/15/20	265,000
750,000	g	Alpek S.A. de C.V.	5.375	08/08/23	742,500
825,000	o	Alphabet Holding Co, Inc	7.750	11/01/17	847,687
225,000		Anixter, Inc	5.625	05/01/19	231,750
1,200,000		Caterpillar, Inc	1.375	05/27/14	1,207,393
950,000		Caterpillar, Inc	1.500	06/26/17	944,871
500,000		Chesapeake Midstream Partners LP	6.125	07/15/22	513,750
650,000		Deere & Co	2.600	06/08/22	613,186
625,000	g	EADS Finance BV	2.700	04/17/23	575,752
470,000	g	Ferreycorp SAA	4.875	04/26/20	432,400
750,000	g	Holcim US Finance Sarl & Cie SCS	5.150	09/12/23	779,813
837,500		Huntington Ingalls Industries, Inc	6.875	03/15/18	900,312
750,000	g	Myriad International Holdings BV	6.000	07/18/20	787,500
660,000	g	Rexel S.A.	6.125	12/15/19	674,850
500,000	g	Rexel S.A.	5.250	06/15/20	487,500

121

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$100,000	g	Schaeffler Finance BV	7.750%	02/15/17	$112,000
600,000	g	Schaeffler Finance BV	8.500	02/15/19	669,000
500,000		Seagate HDD Cayman	6.875	05/01/20	547,500
920,000		Seagate HDD Cayman	7.000	11/01/21	1,021,200
947,000	g	Sealed Air Corp	8.125	09/15/19	1,055,905
947,000	g	Sealed Air Corp	8.375	09/15/21	1,072,478
115,000	g	Sealed Air Corp	5.250	04/01/23	108,963
1,000,000		SPX Corp	6.875	09/01/17	1,110,000
500,000		TransDigm, Inc	7.750	12/15/18	532,500
575,000	g	Turlock Corp	1.500	11/02/17	566,908
150,000	g	Turlock Corp	4.000	11/02/32	137,894
875,000		United Technologies Corp	1.800	06/01/17	890,285
		TOTAL CAPITAL GOODS			19,772,722

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
325,000	g	ADT Corp	6.250	10/15/21	329,875
1,225,000		Clean Harbors, Inc	5.125	06/01/21	1,183,656
2,000,000		News America, Inc	5.300	12/15/14	2,110,106
670,000		Republic Services, Inc	3.800	05/15/18	713,477
1,000,000		RR Donnelley & Sons Co	7.875	03/15/21	1,072,500
105,000		RR Donnelley & Sons Co	7.250	05/15/18	116,025
325,000		RR Donnelley & Sons Co	7.000	02/15/22	326,625
1,925,000	g	SPL Logistics Escrow LLC	8.875	08/01/20	2,016,438
1,000,000		United Rentals North America, Inc	7.375	05/15/20	1,077,500
1,000,000		United Rentals North America, Inc	7.625	04/15/22	1,087,500
1,000,000		Waste Management, Inc	2.600	09/01/16	1,033,416
2,550,000		Waste Management, Inc	2.900	09/15/22	2,375,891
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			13,443,009

CONSUMER DURABLES & APPAREL - 0.4%
525,000	g	Arcelik AS.	5.000	04/03/23	450,844
1,000,000		DR Horton, Inc	5.750	08/15/23	1,007,500
275,000		DR Horton, Inc	4.750	05/15/17	287,375
761,000		DR Horton, Inc	3.625	02/15/18	749,585
500,000		Hanesbrands, Inc	6.375	12/15/20	538,750
500,000		Levi Strauss & Co	6.875	05/01/22	530,000
2,000,000		Libbey Glass, Inc	6.875	05/15/20	2,130,000
1,100,000		Whirlpool Corp	8.600	05/01/14	1,149,185
225,000		Whirlpool Corp	3.700	03/01/23	217,731
		TOTAL CONSUMER DURABLES & APPAREL			7,060,970

CONSUMER SERVICES - 1.0%
795,000		Ameristar Casinos, Inc	7.500	04/15/21	864,562
350,000	g	ARAMARK Corp	5.750	03/15/20	353,500
1,500,000		Boyd Gaming Corp	9.000	07/01/20	1,627,500
500,000		DineEquity, Inc	9.500	10/30/18	556,250
292,000		Marina District Finance Co, Inc	9.500	10/15/15	306,235
500,000		MGM Resorts International	6.750	10/01/20	525,000
1,000,000		MGM Resorts International	6.625	12/15/21	1,035,000
1,000,000	g	SABMiller Holdings, Inc	2.200	08/01/18	997,279
2,000,000	g	SABMiller Holdings, Inc	3.750	01/15/22	2,015,924

122

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,000,000	g	Service Corp International	5.375%	01/15/22	$1,907,500
1,445,000	g	Six Flags Entertainment Corp	5.250	01/15/21	1,376,363
1,400,000		Speedway Motorsports, Inc	6.750	02/01/19	1,487,500
4,000,000		University of Chicago	4.151	10/01/45	3,564,616
		TOTAL CONSUMER SERVICES			16,617,229

DIVERSIFIED FINANCIALS - 6.3%
545,000	g	Abbey National Treasury Services plc	3.875	11/10/14	562,353
335,000		Abbey National Treasury Services plc	4.000	04/27/16	355,974
700,000	g	Ajecorp BV	6.500	05/14/22	680,750
1,000,000		Ally Financial, Inc	4.750	09/10/18	995,530
600,000		American Express Centurion Bank	0.875	11/13/15	599,879
875,000		American Express Centurion Bank	6.000	09/13/17	1,014,693
2,375,000		American Express Credit Corp	1.750	06/12/15	2,418,284
1,500,000		American Express Credit Corp	1.300	07/29/16	1,508,982
250,000		American Express Credit Corp	2.800	09/19/16	261,573
2,000,000		American Express Credit Corp	2.125	07/27/18	2,007,774
750,000	g	Aralco Finance SA	10.125	05/07/20	600,000
900,000	g	Bangkok Bank PCL	3.250	10/18/15	922,853
3,475,000		Bank of America Corp	3.750	07/12/16	3,682,405
650,000		Bank of America Corp	5.300	03/15/17	716,366
25,000		Bank of America Corp	6.000	09/01/17	28,311
350,000		Bank of America Corp	5.750	12/01/17	394,829
5,350,000		Bank of America Corp	2.000	01/11/18	5,261,463
1,000,000		Bank of America Corp	5.490	03/15/19	1,091,224
2,225,000		Bank of America Corp	4.100	07/24/23	2,211,172
1,100,000		Bank of America Corp	5.875	02/07/42	1,221,310
500,000		Bank of New York Mellon Corp	1.200	02/20/15	504,490
1,350,000	i	Bank of New York Mellon Corp	1.969	06/20/17	1,362,049
275,000		Bank of New York Mellon Corp	5.450	05/15/19	316,952
1,000,000	g	BBVA Bancomer S.A.	6.750	09/30/22	1,035,000
500,000		BlackRock, Inc	3.500	12/10/14	517,444
825,000		BlackRock, Inc	1.375	06/01/15	836,862
1,350,000		BlackRock, Inc	4.250	05/24/21	1,437,153
1,500,000	g	Brazil Loan Trust	5.477	07/24/23	1,537,500
2,000,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	2,083,400
3,000,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	3,036,600
1,000,000		Capital One Financial Corp	1.000	11/06/15	994,963
1,575,000		Capital One Financial Corp	3.150	07/15/16	1,645,393
1,000,000		Celanese US Holdings LLC	4.625	11/15/22	957,500
1,000,000		Citigroup, Inc	2.250	08/07/15	1,019,558
285,000		Citigroup, Inc	5.000	09/15/14	295,743
189,000		Citigroup, Inc	5.500	10/15/14	198,053
3,000,000		Citigroup, Inc	1.250	01/15/16	2,997,708
1,225,000		Citigroup, Inc	1.300	04/01/16	1,222,490
3,050,000		Citigroup, Inc	3.500	05/15/23	2,752,311
300,000		Citigroup, Inc	5.875	01/30/42	333,555
300,000		Countrywide Financial Corp	6.250	05/15/16	331,741
625,000		Export-Import Bank of Korea	2.875	09/17/18	628,891
2,000,000		Ford Motor Credit Co LLC	1.700	05/09/16	1,999,794
1,500,000		Ford Motor Credit Co LLC	3.000	06/12/17	1,541,779
1,000,000		Ford Motor Credit Co LLC	5.750	02/01/21	1,104,980

123

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$900,000		Ford Motor Credit Co LLC	4.375%	08/06/23	$900,508
3,000,000		General Electric Capital Corp	1.500	07/12/16	3,020,061
950,000		General Electric Capital Corp	2.300	04/27/17	974,638
5,450,000		General Electric Capital Corp	3.100	01/09/23	5,098,371
400,000		General Electric Capital Corp	6.875	01/10/39	490,219
500,000	g	General Motors Financial Co, Inc	2.750	05/15/16	498,750
575,000	g	General Motors Financial Co, Inc	3.250	05/15/18	559,187
150,000	g	General Motors Financial Co, Inc	4.250	05/15/23	137,063
275,000		Goldman Sachs Group, Inc	3.300	05/03/15	284,360
6,890,000		Goldman Sachs Group, Inc	2.375	01/22/18	6,841,143
1,000,000		Goldman Sachs Group, Inc	3.625	01/22/23	956,258
150,000		Goldman Sachs Group, Inc	6.450	05/01/36	152,284
375,000		Goldman Sachs Group, Inc	6.750	10/01/37	391,364
500,000		Goldman Sachs Group, Inc	6.250	02/01/41	560,159
200,000	g	International Lease Finance Corp	6.500	09/01/14	207,500
1,420,000		International Lease Finance Corp	5.750	05/15/16	1,505,599
1,300,000		International Lease Finance Corp	3.875	04/15/18	1,256,125
1,000,000		International Lease Finance Corp	5.875	08/15/22	985,000
750,000	g	Inversiones CMPC S.A.	4.375	05/15/23	697,292
1,705,000		John Deere Capital Corp	2.250	06/07/16	1,765,118
500,000		John Deere Capital Corp	1.400	03/15/17	497,831
375,000		John Deere Capital Corp	2.750	03/15/22	358,630
3,000,000		JPMorgan Chase & Co	2.000	08/15/17	3,011,148
300,000		Kreditanstalt fuer Wiederaufbau	4.875	01/17/17	338,100
850,000	g	Lukoil International Finance BV	6.125	11/09/20	905,250
800,000		Merrill Lynch & Co, Inc	6.400	08/28/17	919,952
1,200,000		Morgan Stanley	1.750	02/25/16	1,205,786
2,000,000		Morgan Stanley	2.125	04/25/18	1,949,296
1,000,000		Morgan Stanley	5.500	07/28/21	1,093,683
925,000		Morgan Stanley	3.750	02/25/23	891,731
925,000		Morgan Stanley	4.100	05/22/23	862,764
500,000		Morgan Stanley	6.375	07/24/42	565,837
250,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	343,477
750,000	g	Odebrecht Finance Ltd	4.375	04/25/25	650,625
750,000	g	PTTEP Australia International Finance Pty Ltd	4.152	07/19/15	773,354
450,000		State Street Corp	4.300	05/30/14	461,815
1,675,000		State Street Corp	1.350	05/15/18	1,633,031
700,000		State Street Corp	3.100	05/15/23	652,905
2,000,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	2,023,516
575,000		SunTrust Bank	2.750	05/01/23	522,680
2,700,000	g	Temasek Financial I Ltd	2.375	01/23/23	2,471,143
500,000		Toyota Motor Credit Corp	2.050	01/12/17	511,486
750,000	g	Turkiye Vakiflar Bankasi Tao	3.750	04/15/18	697,500
582,000		UBS AG.	2.250	01/28/14	585,652
1,000,000		Unilever Capital Corp	0.850	08/02/17	976,268
1,500,000		Unilever Capital Corp	2.200	03/06/19	1,510,746
		TOTAL DIVERSIFIED FINANCIALS			110,922,839

ENERGY - 4.5%
160,000		Anadarko Petroleum Corp	6.950	06/15/19	192,880
325,000		Apache Corp	1.750	04/15/17	327,678

124

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$855,000		Apache Corp	4.750%	04/15/43	$809,328
500,000		Arch Coal, Inc	8.750	08/01/16	500,000
833,000		Arch Coal, Inc	7.000	06/15/19	645,575
1,500,000		Ashland, Inc	3.875	04/15/18	1,481,250
350,000		Baker Hughes, Inc	3.200	08/15/21	352,424
1,000,000		BP Capital Markets plc	5.250	11/07/13	1,004,468
3,600,000		BP Capital Markets plc	1.375	05/10/18	3,492,277
1,400,000		Chaparral Energy, Inc	7.625	11/15/22	1,421,000
500,000		Chesapeake Energy Corp	5.375	06/15/21	498,750
227,000		Chesapeake Energy Corp	5.750	03/15/23	227,567
770,000		Cimarex Energy Co	5.875	05/01/22	777,700
500,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	525,000
1,950,000		Concho Resources, Inc	5.500	04/01/23	1,925,625
575,000		ConocoPhillips	6.500	02/01/39	723,084
500,000		Consol Energy Inc	8.250	04/01/20	536,250
2,340,000		Continental Resources, Inc	5.000	09/15/22	2,354,625
580,000		Crosstex Energy LP	7.125	06/01/22	597,400
1,575,000		Crosstex Energy, Inc	8.875	02/15/18	1,673,437
1,890,000		Denbury Resources, Inc	4.625	07/15/23	1,729,350
625,000		Devon Energy Corp	1.875	05/15/17	626,391
500,000		Devon Energy Corp	5.600	07/15/41	511,121
300,000		Devon Energy Corp	4.750	05/15/42	273,686
300,000	g	Drill Rigs Holdings, Inc	6.500	10/01/17	309,750
1,175,000		Ecopetrol S.A.	4.250	09/18/18	1,208,781
825,000	g	EDC Finance Ltd	4.875	04/17/20	787,875
500,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	544,223
470,000	g	Empresa Nacional del Petroleo	4.750	12/06/21	462,248
275,000		Enterprise Products Operating LLC	5.600	10/15/14	289,012
75,000		Enterprise Products Operating LLC	5.000	03/01/15	79,307
750,000		Enterprise Products Operating LLC	4.850	03/15/44	699,043
300,000		EOG Resources, Inc	2.625	03/15/23	276,350
1,250,000		EP Energy LLC	6.875	05/01/19	1,334,375
250,000		EP Energy LLC	9.375	05/01/20	281,250
400,000	g	Exterran Partners LP	6.000	04/01/21	388,000
750,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	05/23/16	791,250
1,000,000	g	Gazprom OAO Via Gaz Capital S.A.	3.850	02/06/20	952,500
1,000,000	g,h	GS Caltex Corp	3.250	10/01/18	994,997
1,000,000		Halcon Resources Corp	9.750	07/15/20	1,057,500
850,000		Halcon Resources Corp	8.875	05/15/21	871,250
285,000		Hess Corp	5.600	02/15/41	293,000
950,000	g	Indo Energy Finance II BV	6.375	01/24/23	798,000
715,000	g	KMG Finance Sub BV	6.375	04/09/21	782,925
750,000		Marathon Petroleum Corp	3.500	03/01/16	787,685
275,000		MarkWest Energy Partners LP	6.750	11/01/20	297,000
425,000		MarkWest Energy Partners LP	5.500	02/15/23	426,063
1,000,000	g	Murphy Oil USA, Inc	6.000	08/15/23	995,000
300,000		Newfield Exploration Co	5.750	01/30/22	299,250
900,000		Newfield Exploration Co	5.625	07/01/24	870,750
125,000		Noble Holding International Ltd	3.450	08/01/15	130,011
350,000		Noble Holding International Ltd	4.900	08/01/20	368,913
750,000	g	Novatek OAO via Novatek Finance Ltd	4.422	12/13/22	688,125

125

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$750,000	g	Oasis Petroleum, Inc	6.875%	03/15/22	$791,250
1,225,000		Occidental Petroleum Corp	1.500	02/15/18	1,205,078
350,000		Occidental Petroleum Corp	4.100	02/01/21	366,519
500,000		Peabody Energy Corp	7.375	11/01/16	558,750
275,000		Pemex Project Funding Master Trust	6.625	06/15/35	290,436
600,000	g	Pertamina Persero PT	6.000	05/03/42	486,000
675,000	g	Pertamina PT	5.250	05/23/21	639,563
500,000	g	Pertamina PT	6.500	05/27/41	435,000
925,000	i	Petrobras Global Finance BV	1.884	05/20/16	920,375
1,000,000	i	Petrobras Global Finance BV	2.408	01/15/19	981,000
1,500,000		Petrobras International Finance Co	3.875	01/27/16	1,547,684
1,250,000		Petroleos Mexicanos	3.500	07/18/18	1,265,625
325,000		Petroleos Mexicanos	5.500	01/21/21	347,750
600,000		Petroleos Mexicanos	3.500	01/30/23	545,383
540,000		Petroleos Mexicanos	6.500	06/02/41	559,644
575,000		Petroleos Mexicanos	5.500	06/27/44	522,007
430,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	551,475
700,000		Phillips 66	1.950	03/05/15	710,615
625,000		Phillips 66	4.300	04/01/22	637,161
3,935,000		Plains Exploration & Production Co	6.500	11/15/20	4,221,952
800,000		Precision Drilling Trust	6.625	11/15/20	846,000
1,000,000	g	PTT Exploration & Production PCL	3.707	09/16/18	1,010,017
500,000	g	PTTEP Canada International Finance Ltd	5.692	04/05/21	532,130
500,000		Range Resources Corp	5.750	06/01/21	525,000
800,000		Regency Energy Partners LP	5.750	09/01/20	804,000
600,000		Regency Energy Partners LP	6.500	07/15/21	630,000
200,000		Regency Energy Partners LP	5.500	04/15/23	192,000
1,000,000	g	Reliance Holdings USA	5.400	02/14/22	1,002,114
750,000	g	Rosneft Oil Co via Rosneft International Finance Ltd	4.199	03/06/22	691,875
800,000		SandRidge Energy, Inc	8.125	10/15/22	808,000
600,000	g	Schlumberger Investment S.A.	2.400	08/01/22	551,216
2,000,000	g	Schlumberger Norge AS.	1.250	08/01/17	1,957,200
1,175,000		SESI LLC	7.125	12/15/21	1,283,688
525,000		Shell International Finance BV	4.300	09/22/19	579,562
575,000		Shell International Finance BV	4.550	08/12/43	566,476
1,000,000	g	Sibur Securities Ltd	3.914	01/31/18	950,000
300,000		SM Energy Co	6.500	01/01/23	306,000
1,000,000		Southwestern Energy Co	4.100	03/15/22	1,000,178
200,000		Statoil ASA	2.900	10/15/14	205,183
200,000		Statoil ASA	1.200	01/17/18	196,045
375,000		Statoil ASA	2.450	01/17/23	342,670
650,000		Total Capital Canada Ltd	1.450	01/15/18	641,355
1,000,000		Total Capital International S.A.	1.500	02/17/17	1,007,577
500,000		TransCanada Pipelines Ltd	5.850	03/15/36	553,918
250,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	257,987
415,000		Vale Overseas Ltd	4.375	01/11/22	399,829
125,000		Vale Overseas Ltd	6.875	11/21/36	126,774
2,500,000		Whiting Petroleum Corp	5.000	03/15/19	2,506,250
		TOTAL ENERGY			79,327,610

126

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
FOOD & STAPLES RETAILING - 0.2%
$185,000		CVS Caremark Corp	3.250%	05/18/15	$192,471
750,000		CVS Caremark Corp	2.750	12/01/22	692,986
2,000,000	g	Ingles Markets, Inc	5.750	06/15/23	1,930,000
260,000	g	Sun Merger Sub, Inc	5.250	08/01/18	266,500
		TOTAL FOOD & STAPLES RETAILING			3,081,957

FOOD, BEVERAGE & TOBACCO - 1.2%
500,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	523,143
1,250,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	1,244,741
1,775,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	1,642,081
255,000		B&G Foods, Inc	4.625	06/01/21	243,525
750,000	g	BRF-Brasil Foods S.A.	5.875	06/06/22	746,250
385,000	g	BRF-Brasil Foods S.A.	3.950	05/22/23	331,100
750,000		Coca-Cola Co	0.750	03/13/15	752,969
450,000	g	Coca-Cola Icecek AS.	4.750	10/01/18	447,799
225,000		ConAgra Foods, Inc	1.300	01/25/16	225,235
1,000,000	g	Embotelladora Andina S.A.	5.000	10/01/23	1,002,500
500,000		Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	444,881
2,000,000	g	Grupo Bimbo SAB de C.V.	4.875	06/30/20	2,088,308
2,000,000		Kraft Foods, Inc	6.125	02/01/18	2,312,482
2,625,000		Kraft Foods, Inc	5.375	02/10/20	2,964,074
620,000		Kraft Foods, Inc	6.500	02/09/40	727,715
25,000		PepsiAmericas, Inc	4.375	02/15/14	25,361
38,000		PepsiCo, Inc	7.900	11/01/18	48,373
1,500,000		PepsiCo, Inc	2.750	03/01/23	1,404,998
1,000,000	g	Pernod-Ricard S.A.	2.950	01/15/17	1,037,475
100,000		Philip Morris International, Inc	6.375	05/16/38	118,832
1,080,000		Post Holdings, Inc	7.375	02/15/22	1,135,350
160,000	g	Post Holdings, Inc	7.375	02/15/22	168,200
430,000		Smithfield Foods, Inc	6.625	08/15/22	443,437
500,000		TreeHouse Foods, Inc	7.750	03/01/18	528,750
		TOTAL FOOD, BEVERAGE & TOBACCO			20,607,579

HEALTH CARE EQUIPMENT & SERVICES - 1.0%
800,000		Baxter International, Inc	3.200	06/15/23	780,554
250,000		Becton Dickinson & Co	1.750	11/08/16	255,135
225,000		CHS/Community Health Systems	5.125	08/15/18	228,937
1,000,000		CHS/Community Health Systems	8.000	11/15/19	1,048,750
750,000		Covidien International Finance S.A.	1.350	05/29/15	757,330
375,000		Covidien International Finance S.A.	3.200	06/15/22	367,517
675,000	h	Edwards Lifesciences Corp	2.875	10/15/18	672,343
3,100,000		Express Scripts Holding Co	2.100	02/12/15	3,149,479
625,000		Express Scripts Holding Co	3.900	02/15/22	633,127
1,722,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	1,769,355
165,000		HCA, Inc	6.500	02/15/20	178,819
500,000		HCA, Inc	7.875	02/15/20	539,062
975,000		HCA, Inc	5.875	03/15/22	1,001,813
450,000		Healthsouth Corp	7.250	10/01/18	484,875
900,000		Kinetic Concepts, Inc	10.500	11/01/18	993,375
1,500,000		LifePoint Hospitals, Inc	6.625	10/01/20	1,571,250
325,000	g	Mallinckrodt International Finance S.A.	3.500	04/15/18	319,780
225,000	g	Tenet Healthcare Corp	6.000	10/01/20	230,063

127

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$875,000	g	Tenet Healthcare Corp	8.125%	04/01/22	$913,281
475,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	483,696
525,000	g	VPII Escrow Corp	7.500	07/15/21	565,688
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			16,944,229

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
500,000		Clorox Co	3.800	11/15/21	504,608
380,000		Colgate-Palmolive Co	2.300	05/03/22	356,766
375,000		Ecolab, Inc	1.450	12/08/17	367,658
405,000	g	First Quality Finance Co, Inc	4.625	05/15/21	367,537
1,125,000		Reynolds Group Issuer, Inc	5.750	10/15/20	1,129,219
175,000	g	Spectrum Brands Escrow Corp	6.375	11/15/20	182,438
175,000	g	Spectrum Brands Escrow Corp	6.625	11/15/22	181,563
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			3,089,789

INSURANCE - 1.6%
275,000		ACE INA Holdings, Inc	5.875	06/15/14	284,868
250,000		Aetna, Inc	1.500	11/15/17	245,475
240,000		Aetna, Inc	6.500	09/15/18	284,192
150,000		Aetna, Inc	6.625	06/15/36	179,811
675,000		Allstate Corp	3.150	06/15/23	653,670
700,000		Allstate Corp	4.500	06/15/43	678,539
2,700,000		Berkshire Hathaway Finance Corp	1.300	05/15/18	2,635,783
2,000,000	g,i	Caelus Re Ltd	5.260	03/07/16	2,020,200
400,000		Chubb Corp	6.000	05/11/37	475,460
80,000		CIGNA Corp	5.125	06/15/20	88,166
1,000,000		CIGNA Corp	4.500	03/15/21	1,067,957
1,400,000	g	Fidelity & Guaranty Life Holdings, Inc	6.375	04/01/21	1,421,000
525,000		Hartford Financial Services Group, Inc	4.000	03/30/15	546,949
925,000		Hartford Financial Services Group, Inc	4.000	10/15/17	991,153
250,000		Lincoln National Corp	7.000	06/15/40	315,735
525,000	g	MetLife Institutional Funding II	1.625	04/02/15	531,869
525,000		Metlife, Inc	6.750	06/01/16	601,616
275,000		Metlife, Inc	5.700	06/15/35	304,488
1,000,000		Metlife, Inc	4.125	08/13/42	879,230
1,500,000	g	Onex USI Aquisition Corp	7.750	01/15/21	1,500,000
200,000		Principal Financial Group, Inc	1.850	11/15/17	198,274
600,000	g	Principal Life Global Funding I	5.125	10/15/13	600,946
525,000		Prudential Financial, Inc	2.300	08/15/18	529,594
750,000		Prudential Financial, Inc	5.400	06/13/35	781,079
750,000		Prudential Financial, Inc	5.100	08/15/43	741,793
3,400,000	i	Prudential Financial, Inc	5.200	03/15/44	3,083,800
300,000	g	Prudential Funding LLC	6.750	09/15/23	365,312
175,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	164,668
450,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	393,344
300,000		Travelers Cos, Inc	5.800	05/15/18	350,033
2,450,000		UnitedHealth Group, Inc	1.400	10/15/17	2,418,664
1,500,000		WellPoint, Inc	1.250	09/10/15	1,510,207
500,000		WellPoint, Inc	4.625	05/15/42	457,276

128

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,000,000		Willis Group Holdings plc	4.125%	03/15/16	$2,100,426
150,000		WR Berkley Corp	5.375	09/15/20	163,952
		TOTAL INSURANCE			29,565,529

MATERIALS - 3.3%
300,000		3M Co	5.700	03/15/37	349,323
75,000		Airgas, Inc	4.500	09/15/14	77,712
250,000		Airgas, Inc	7.125	10/01/18	258,908
1,000,000		Albemarle Corp	4.500	12/15/20	1,042,579
750,000		AngloGold Ashanti Holdings plc	8.500	07/30/20	770,625
440,000		ArcelorMittal	5.000	02/25/17	457,600
1,000,000		Ball Corp	5.750	05/15/21	1,055,000
945,000		Ball Corp	4.000	11/15/23	848,138
2,000,000		Barrick Gold Corp	2.900	05/30/16	2,025,368
750,000		Barrick Gold Corp	2.500	05/01/18	715,162
100,000		Barrick Gold Corp	4.100	05/01/23	88,060
850,000		Barrick North America Finance LLC	4.400	05/30/21	789,768
450,000	g	Belden, Inc	5.500	09/01/22	434,250
750,000	g	Braskem Finance Ltd	5.750	04/15/21	735,000
1,500,000	g	Cemex SAB de C.V.	7.250	01/15/21	1,496,250
1,500,000		CF Industries, Inc	7.125	05/01/20	1,758,546
825,000	g	Cia Minera Milpo SAA	4.625	03/28/23	742,500
200,000		Corning, Inc	1.450	11/15/17	197,707
1,000,000		Corning, Inc	4.250	08/15/20	1,079,131
750,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	744,577
1,000,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.500	08/13/23	1,008,103
200,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.250	07/17/42	164,765
1,385,000		Crown Americas LLC	6.250	02/01/21	1,447,325
1,025,000	g	Crown Americas LLC	4.500	01/15/23	937,875
1,500,000	g	Eagle Spinco, Inc	4.625	02/15/21	1,440,000
750,000		EI du Pont de Nemours & Co	2.800	02/15/23	706,223
450,000		EI du Pont de Nemours & Co	4.150	02/15/43	403,397
1,550,000	g	Eldorado Gold Corp	6.125	12/15/20	1,495,750
750,000	g	Fibria Overseas Finance Ltd	6.750	03/03/21	800,250
1,000,000	g	Freeport McMoran	3.100	03/15/20	940,317
750,000	g	Gerdau Trade, Inc	4.750	04/15/23	667,500
2,000,000	g	Glencore Funding LLC	1.700	05/27/16	1,970,628
1,450,000	g	Glencore Funding LLC	2.500	01/15/19	1,359,192
2,000,000		Graphic Packaging International, Inc	4.750	04/15/21	1,940,000
1,790,000		Hexion US Finance Corp	6.625	04/15/20	1,790,000
2,000,000		International Paper Co	5.300	04/01/15	2,126,490
2,750,000		International Paper Co	4.750	02/15/22	2,896,179
250,000		International Paper Co	7.300	11/15/39	305,084
4,000,000		LyondellBasell Industries NV	5.000	04/15/19	4,402,984
633,000	g	PolyOne Corp	5.250	03/15/23	598,185
500,000		Praxair, Inc	2.450	02/15/22	469,586
1,450,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	1,485,068
1,025,000		Rio Tinto Finance USA plc	2.250	12/14/18	1,010,616
325,000		Rio Tinto Finance USA plc	2.875	08/21/22	298,633
680,000		Rock Tenn Co	4.450	03/01/19	722,270
820,000		Rock Tenn Co	4.900	03/01/22	847,529

129

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$400,000		Rockwood Specialties Group, Inc	4.625%	10/15/20	$402,000
1,200,000		Rosetta Resources, Inc	5.625	05/01/21	1,140,000
550,000	g	Samarco Mineracao S.A.	4.125	11/01/22	478,500
250,000	g	Sappi Papier Holding AG.	6.625	04/15/21	232,500
800,000	g	Severstal OAO Via Steel Capital S.A.	5.900	10/17/22	771,000
425,000		Sherwin-Williams Co	1.350	12/15/17	414,936
500,000		Silgan Holdings, Inc	5.000	04/01/20	487,500
1,000,000	g	Silgan Holdings, Inc	5.500	02/01/22	972,500
750,000	g	Sociedad Quimica y Minera de Chile S.A.	3.625	04/03/23	646,154
650,000	g	Steel Dynamics, Inc	5.250	04/15/23	612,625
700,000		Teck Resources Ltd	2.500	02/01/18	692,621
800,000		Teck Resources Ltd	3.750	02/01/23	736,413
125,000		Teck Resources Ltd	6.000	08/15/40	116,173
525,000		Teck Resources Ltd	5.200	03/01/42	446,478
950,000		Tronox Finance LLC	6.375	08/15/20	940,500
625,000	g	Turkiye Sise ve Cam Fabrikalari AS.	4.250	05/09/20	540,000
355,000	g	USG Corp	7.875	03/30/20	384,731
500,000		Verso Paper Holdings LLC	11.750	01/15/19	516,250
		TOTAL MATERIALS			58,431,034

MEDIA - 2.5%
2,000,000		AMC Entertainment, Inc	8.750	06/01/19	2,150,000
1,100,000		CCO Holdings LLC	6.500	04/30/21	1,116,500
2,000,000		Cinemark USA, Inc	5.125	12/15/22	1,875,000
2,350,000		Comcast Corp	2.850	01/15/23	2,228,449
2,625,000		Comcast Corp	4.250	01/15/33	2,475,512
1,000,000		CSC Holdings LLC	6.750	11/15/21	1,070,000
1,750,000		DIRECTV Holdings LLC	2.400	03/15/17	1,758,099
1,000,000		DIRECTV Holdings LLC	1.750	01/15/18	964,179
500,000		Discovery Communications LLC	4.950	05/15/42	462,454
925,000		Discovery Communications LLC	4.875	04/01/43	853,501
2,015,000		DISH DBS Corp	4.625	07/15/17	2,060,338
250,000		Interpublic Group of Cos, Inc	6.250	11/15/14	261,875
1,435,000		Lamar Media Corp	7.875	04/15/18	1,531,863
1,000,000		Lamar Media Corp	5.000	05/01/23	927,500
2,650,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	2,609,134
700,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	679,678
1,000,000		NBC Universal Media LLC	2.875	01/15/23	951,006
125,000		News America, Inc	7.625	11/30/28	153,419
90,000		News America, Inc	6.550	03/15/33	102,459
325,000		News America, Inc	6.650	11/15/37	369,267
250,000		News America, Inc	6.900	08/15/39	290,613
963,000		Nielsen Finance LLC	7.750	10/15/18	1,047,263
400,000		Nielsen Finance LLC	4.500	10/01/20	385,000
900,000		Regal Entertainment Group	5.750	06/15/23	848,250
450,000		Regal Entertainment Group	5.750	02/01/25	415,125
1,400,000	g	Sirius XM Radio, Inc	5.875	10/01/20	1,412,250
350,000		Time Warner Cable, Inc	8.750	02/14/19	411,777
625,000		Time Warner Cable, Inc	8.250	04/01/19	723,501
1,075,000		Time Warner Cable, Inc	4.500	09/15/42	785,999
940,000		Time Warner, Inc	3.150	07/15/15	978,438
1,000,000		Time Warner, Inc	4.700	01/15/21	1,068,735

130

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		Time Warner, Inc	3.400%	06/15/22	$970,764
275,000		Time Warner, Inc	6.500	11/15/36	306,007
700,000		Time Warner, Inc	4.900	06/15/42	654,791
2,000,000	g	Univision Communications, Inc	7.875	11/01/20	2,187,500
1,525,000	g	Univision Communications, Inc	5.125	05/15/23	1,460,188
1,500,000		Viacom, Inc	1.250	02/27/15	1,504,059
700,000		Viacom, Inc	2.500	12/15/16	717,276
1,500,000		Viacom, Inc	2.500	09/01/18	1,497,243
1,000,000		Viacom, Inc	5.850	09/01/43	1,018,020
		TOTAL MEDIA			43,283,032

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.6%
1,500,000		AbbVie, Inc	1.200	11/06/15	1,505,427
1,200,000		AbbVie, Inc	1.750	11/06/17	1,190,148
475,000		AbbVie, Inc	2.900	11/06/22	444,225
1,050,000	g	CFR International S.p.A	5.125	12/06/22	963,736
429,000		Endo Pharmaceuticals Holdings, Inc	7.000	07/15/19	441,870
2,150,000		Hospira, Inc	5.200	08/12/20	2,187,399
1,000,000	g	Mylan, Inc	7.875	07/15/20	1,141,067
444,000		NBTY, Inc	9.000	10/01/18	487,290
400,000		Perrigo Co	2.950	05/15/23	386,698
1,000,000	g	Valeant Pharmaceuticals International	7.000	10/01/20	1,060,000
250,000		Watson Pharmaceuticals, Inc	1.875	10/01/17	248,429
350,000		Watson Pharmaceuticals, Inc	3.250	10/01/22	328,129
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			10,384,418

REAL ESTATE - 0.7%
150,000		AMB Property LP	4.500	08/15/17	161,737
600,000		AvalonBay Communities, Inc	2.850	03/15/23	544,930
170,000		Camden Property Trust	4.625	06/15/21	179,412
1,000,000		Developers Diversified Realty Corp	4.750	04/15/18	1,079,390
500,000		Developers Diversified Realty Corp	7.875	09/01/20	611,989
25,000		Federal Realty Investment Trust	5.650	06/01/16	27,694
225,000		Federal Realty Investment Trust	3.000	08/01/22	208,917
1,375,000		Federal Realty Investment Trust	2.750	06/01/23	1,231,435
200,000		Healthcare Realty Trust, Inc	5.750	01/15/21	217,080
150,000		Healthcare Realty Trust, Inc	3.750	04/15/23	139,507
325,000	g	Healthcare Trust of America Holdings LP	3.700	04/15/23	304,605
1,783,000		Highwoods Properties, Inc	5.850	03/15/17	1,962,500
250,000		Kilroy Realty LP	3.800	01/15/23	234,702
325,000		Liberty Property LP	4.125	06/15/22	322,427
300,000		National Retail Properties, Inc	5.500	07/15/21	325,821
525,000		National Retail Properties, Inc	3.300	04/15/23	477,078
150,000		Regency Centers LP	5.250	08/01/15	160,285
25,000		Regency Centers LP	5.875	06/15/17	27,851
25,000		Simon Property Group LP	5.250	12/01/16	27,896
825,000		Simon Property Group LP	2.800	01/30/17	854,853
1,000,000	g	Simon Property Group LP	1.500	02/01/18	974,903
210,000		Simon Property Group LP	10.350	04/01/19	285,629
185,000		Ventas Realty LP	3.125	11/30/15	193,232
575,000		Ventas Realty LP	2.000	02/15/18	563,413
450,000		Ventas Realty LP	2.700	04/01/20	428,883

131

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,140,000		Ventas Realty LP	3.250%	08/15/22	$1,064,947
450,000		Weingarten Realty Investors	3.500	04/15/23	418,493
		TOTAL REAL ESTATE			13,029,609

RETAILING - 1.5%
907,000		Amerigas Partners LP	6.500	05/20/21	934,210
750,000		Asbury Automotive Group, Inc	8.375	11/15/20	826,875
500,000	g	Automotores Gildemeister S.A.	8.250	05/24/21	427,500
250,000	g	Automotores Gildemeister S.A.	6.750	01/15/23	193,750
1,475,000	g	BC Mountain LLC	7.000	02/01/21	1,463,937
810,000	g	Continental Rubber Of America Corp	4.500	09/15/19	844,830
1,500,000		Ferrellgas LP	6.500	05/01/21	1,496,250
1,000,000	g	Golden Eagle Retail Group Ltd	4.625	05/21/23	875,901
1,500,000		Home Depot, Inc	2.250	09/10/18	1,515,900
1,775,000		Home Depot, Inc	3.750	02/15/24	1,796,375
1,000,000		Home Depot, Inc	4.875	02/15/44	1,008,357
1,000,000		Limited Brands, Inc	7.000	05/01/20	1,105,000
625,000		Limited Brands, Inc	6.625	04/01/21	675,781
810,000		Limited Brands, Inc	5.625	02/15/22	830,250
2,000,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	2,257,812
1,750,000		Macy’s Retail Holdings, Inc	2.875	02/15/23	1,573,523
400,000	g,o	New Academy Finance Co LLC	8.000	06/15/18	410,000
645,000		O’Reilly Automotive, Inc	4.875	01/14/21	684,673
295,000		O’Reilly Automotive, Inc	4.625	09/15/21	309,771
350,000		O’Reilly Automotive, Inc	3.800	09/01/22	344,342
1,100,000		Penske Automotive Group, Inc	5.750	10/01/22	1,078,000
150,000		QVC, Inc	5.125	07/02/22	147,477
300,000	g,o	Schaeffler Holding Finance BV	6.875	08/15/18	314,250
800,000		Sonic Automotive, Inc	5.000	05/15/23	732,000
3,000,000		Wal-Mart Stores, Inc	1.125	04/11/18	2,932,971
350,000		Wal-Mart Stores, Inc	4.250	04/15/21	380,107
725,000	g	WEX, Inc	4.750	02/01/23	659,750
		TOTAL RETAILING			25,819,592

SOFTWARE & SERVICES - 1.0%
1,550,000	g	Activision Blizzard, Inc	5.625	09/15/21	1,551,937
200,000	g	Activision Blizzard, Inc	6.125	09/15/23	201,000
1,225,000	g	BMC Software Finance, Inc	8.125	07/15/21	1,270,937
300,000	g	Ceridian Corp	11.000	03/15/21	347,250
3,000,000		Fidelity National Information Services, Inc	5.000	03/15/22	3,043,500
3,500,000		International Business Machines Corp	0.750	05/11/15	3,517,077
950,000		International Business Machines Corp	1.250	02/06/17	953,114
1,225,000		NCR Corp	4.625	02/15/21	1,148,438
1,100,000		Oracle Corp	1.200	10/15/17	1,080,353
1,225,000		Oracle Corp	2.500	10/15/22	1,129,270
1,000,000		SunGard Data Systems, Inc	7.375	11/15/18	1,060,000
145,000		SunGard Data Systems, Inc	6.625	11/01/19	147,900
950,000	g	VeriSign, Inc	4.625	05/01/23	893,000
		TOTAL SOFTWARE & SERVICES			16,343,776

132

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 1.5%
$2,500,000		Apple, Inc	1.000%	05/03/18	$2,408,135
287,000		Brocade Communications Systems, Inc	6.875	01/15/20	309,960
100,000		CC Holdings GS V LLC	2.381	12/15/17	98,584
1,000,000		Flextronics International Ltd	4.625	02/15/20	970,000
5,950,000		General Electric Co	0.850	10/09/15	5,963,715
75,000		General Electric Co	5.250	12/06/17	85,361
475,000		General Electric Co	2.700	10/09/22	448,045
1,000,000		Hewlett-Packard Co	3.300	12/09/16	1,040,389
1,160,000		Jabil Circuit, Inc	5.625	12/15/20	1,194,800
2,985,000		L-3 Communications Corp	3.950	11/15/16	3,183,879
2,000,000		L-3 Communications Corp	4.950	02/15/21	2,117,848
575,000	g	NXP BV	3.750	06/01/18	560,625
600,000	g	NXP Funding LLC	5.750	03/15/23	594,000
500,000		Scientific Games Corp	8.125	09/15/18	533,750
564,000		Scientific Games Corp	9.250	06/15/19	607,710
1,000,000		Tyco Electronics Group S.A.	1.600	02/03/15	1,007,463
525,000		Xerox Corp	8.250	05/15/14	548,753
1,000,000		Xerox Corp	4.250	02/15/15	1,042,675
3,000,000		Xerox Corp	2.950	03/15/17	3,076,473
225,000		Xerox Corp	4.500	05/15/21	233,855
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			26,026,020

TELECOMMUNICATION SERVICES - 2.7%
1,040,000		America Movil SAB de C.V.	3.125	07/16/22	957,276
2,000,000		American Tower Corp	3.400	02/15/19	1,976,778
475,000		American Tower Corp	4.700	03/15/22	461,529
550,000		American Tower Corp	3.500	01/31/23	482,792
2,250,000		AT&T, Inc	2.950	05/15/16	2,352,667
450,000		AT&T, Inc	1.400	12/01/17	439,275
1,200,000		AT&T, Inc	2.625	12/01/22	1,075,540
800,000		AT&T, Inc	6.300	01/15/38	864,614
443,000		AT&T, Inc	4.350	06/15/45	365,673
500,000		Axiata SPV1 (Labuan) Ltd	5.375	04/28/20	529,979
1,500,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	1,342,500
550,000		Cellco Partnership	8.500	11/15/18	704,817
900,000	g,o	CommScope Holding Co, Inc	6.625	06/01/20	895,500
750,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	760,916
425,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	400,275
925,000		Intelsat Jackson Holdings S.A.	7.500	04/01/21	999,000
550,000	g	Intelsat Jackson Holdings S.A.	5.500	08/01/23	514,250
1,000,000	g	Intelsat Luxembourg S.A.	8.125	06/01/23	1,055,000
160,000	g	Lynx I Corp	5.375	04/15/21	156,000
780,000	g	Lynx II Corp	6.375	04/15/23	776,100
1,750,000	g	Oi S.A.	5.750	02/10/22	1,531,250
1,000,000		PCCW-HKT Capital No 4 Ltd	4.250	02/24/16	1,053,770
725,000		PCCW-HKT Capital No 5 Ltd	3.750	03/08/23	654,998
750,000	g	Qtel International Finance Ltd	3.875	01/31/28	656,250
175,000	g	SES	3.600	04/04/23	164,612
1,325,000	g	Sprint Corp	7.250	09/15/21	1,338,250
1,050,000	g	Sprint Corp	7.875	09/15/23	1,071,000

133

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,175,000		Sprint Nextel Corp	6.000%	11/15/22	$2,001,000
500,000		Starz LLC	5.000	09/15/19	495,000
1,000,000		Telefonica Emisiones SAU	3.992	02/16/16	1,035,876
800,000		Telefonica Emisiones SAU	3.192	04/27/18	789,352
750,000		Telefonica Emisiones SAU	4.570	04/27/23	719,233
500,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	548,565
1,800,000		Verizon Communications, Inc	0.700	11/02/15	1,788,736
4,100,000		Verizon Communications, Inc	3.650	09/14/18	4,320,141
137,000		Verizon Communications, Inc	8.750	11/01/18	176,006
4,500,000		Verizon Communications, Inc	5.150	09/15/23	4,823,037
1,300,000		Verizon Communications, Inc	3.850	11/01/42	1,026,545
4,875,000		Verizon Communications, Inc	6.550	09/15/43	5,503,568
1,425,000		Windstream Corp	6.375	08/01/23	1,303,875
		TOTAL TELECOMMUNICATION SERVICES			48,111,545

TRANSPORTATION - 0.9%
655,000	g	Asciano Finance Ltd	5.000	04/07/18	694,838
750,000	g	Bombardier, Inc	7.500	03/15/18	841,875
600,000	g	Bombardier, Inc	7.750	03/15/20	678,000
600,000	g	Bombardier, Inc	6.125	01/15/23	600,000
225,000		Bristow Group, Inc	6.250	10/15/22	234,000
1,000,000	g	DP World Ltd	6.850	07/02/37	1,005,000
167,747	g	Embraer Overseas Ltd	5.696	09/16/23	163,553
275,000		Embraer S.A.	5.150	06/15/22	266,750
1,000,000	g	ERAC USA Finance LLC	2.800	11/01/18	1,007,102
2,115,000		GATX Corp	2.375	07/30/18	2,089,609
1,000,000		Gulfmark Offshore, Inc	6.375	03/15/22	1,000,000
1,000,000	g	Hertz Corp	4.250	04/01/18	982,500
500,000		Hertz Corp	7.500	10/15/18	538,750
350,000		Hertz Corp	5.875	10/15/20	360,500
1,000,000		Hertz Corp	7.375	01/15/21	1,075,000
750,000		Hertz Corp	6.250	10/15/22	774,375
400,000	g	Kansas City Southern de Mexico S.A. de C.V.	2.350	05/15/20	381,339
250,000	g	Kansas City Southern Railway	4.300	05/15/43	221,266
375,000		Northrop Grumman Corp	1.750	06/01/18	368,056
575,000		Northrop Grumman Corp	3.250	08/01/23	543,443
1,060,000	g	Transnet Ltd	4.500	02/10/16	1,093,125
665,000	g	Transnet SOC Ltd	4.000	07/26/22	586,863
525,000		United Parcel Service, Inc	3.625	10/01/42	450,102
		TOTAL TRANSPORTATION			15,956,046

UTILITIES - 3.0%
750,000	g	Abu Dhabi National Energy Co	5.875	10/27/16	832,500
1,750,000	g	Abu Dhabi National Energy Co	4.125	03/13/17	1,830,937
1,750,000		AES Corp	8.000	10/15/17	2,012,500
425,000		AES Corp	4.875	05/15/23	397,375
625,000		AGL Capital Corp	4.400	06/01/43	568,911
365,000		Alliant Energy Corp	4.000	10/15/14	377,133
250,000		Atmos Energy Corp	8.500	03/15/19	321,856
525,000		Atmos Energy Corp	4.150	01/15/43	466,175
675,000	g	Calpine Corp	7.500	02/15/21	717,187

134

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$634,000	g	Calpine Corp	7.875%	01/15/23	$667,285
250,000		Carolina Power & Light Co	5.300	01/15/19	288,184
275,000		Carolina Power & Light Co	5.700	04/01/35	303,185
300,000		CenterPoint Energy Resources Corp	6.250	02/01/37	341,291
2,050,000	g	CEZ AS.	4.250	04/03/22	2,047,950
750,000		CLP Power Hong Kong Financing Ltd	3.375	10/26/27	650,859
1,000,000		CMS Energy Corp	5.050	03/15/22	1,071,140
500,000		CMS Energy Corp	4.700	03/31/43	463,072
1,025,000	g	Colbun S.A.	6.000	01/21/20	1,095,283
1,000,000	g	Comision Federal de Electricidad	4.875	05/26/21	1,025,000
625,000	g	Comision Federal de Electricidad	5.750	02/14/42	578,125
1,895,000		Commonwealth Edison Co	4.000	08/01/20	2,021,133
200,000		Commonwealth Edison Co	5.900	03/15/36	231,478
200,000		Connecticut Light & Power Co	5.500	02/01/19	230,940
750,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	666,073
1,000,000		Consumers Energy Co	3.375	08/15/23	998,115
375,000		Detroit Edison Co	3.950	06/15/42	339,018
200,000		Duke Energy Carolinas LLC	4.300	06/15/20	216,713
1,000,000		Duke Energy Corp	3.950	09/15/14	1,031,549
825,000		Duke Energy Ohio, Inc	3.800	09/01/23	842,978
975,000		Florida Power & Light Co	2.750	06/01/23	925,696
250,000		Indiana Michigan Power Co	7.000	03/15/19	299,934
415,000	g	Inergy Midstream LP	6.000	12/15/20	411,888
125,000		Integrys Energy Group, Inc	4.170	11/01/20	130,869
375,000	g	Israel Electric Corp Ltd	6.700	02/10/17	402,656
1,000,000	g	Israel Electric Corp Ltd	5.625	06/21/18	1,032,500
500,000	g	Israel Electric Corp Ltd	7.250	01/15/19	546,875
100,000	g	Kansas Gas & Electric	6.700	06/15/19	122,718
200,000	g	KazMunayGas National Co JSC	4.400	04/30/23	186,500
1,000,000		Kinder Morgan Energy Partners LP	3.450	02/15/23	935,198
1,500,000	g	Korea Hydro & Nuclear Power Co Ltd	2.875	10/02/18	1,494,834
350,000		LG&E and KU Energy LLC	3.750	11/15/20	354,419
500,000	g	Majapahit Holding BV	7.875	06/29/37	520,000
250,000		Midamerican Energy Holdings Co	5.950	05/15/37	277,427
1,000,000		Nevada Power Co	5.450	05/15/41	1,096,880
750,000		NiSource Finance Corp	4.800	02/15/44	671,665
1,500,000		Northeast Utilities	1.450	05/01/18	1,461,527
1,500,000		NRG Energy, Inc	7.875	05/15/21	1,605,000
500,000		NRG Energy, Inc	6.625	03/15/23	490,000
750,000		NTPC Ltd	5.625	07/14/21	737,920
500,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	479,144
300,000		ONEOK Partners LP	3.375	10/01/22	276,366
325,000		Pacific Gas & Electric Co	8.250	10/15/18	414,994
350,000		PacifiCorp	2.950	02/01/22	342,203
250,000		Pepco Holdings, Inc	2.700	10/01/15	256,996
200,000	g	Perusahaan Listrik Negara PT	5.500	11/22/21	191,000
500,000		PG&E Corp	5.750	04/01/14	512,080
50,000		Potomac Electric Power Co	7.900	12/15/38	72,305
500,000		PPL Capital Funding, Inc	4.200	06/15/22	497,552
275,000		Progress Energy, Inc	7.050	03/15/19	332,304
135

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$550,000		Public Service Co of Colorado	4.750%	08/15/41	$566,195
400,000		Public Service Co of Oklahoma	5.150	12/01/19	454,547
1,150,000		Public Service Electric & Gas Co	2.375	05/15/23	1,053,332
1,750,000		Questar Market Resources, Inc	6.875	03/01/21	1,859,375
1,250,000	g	Sabine Pass Liquefaction LLC	5.625	02/01/21	1,223,438
500,000		Sabine Pass LNG LP	7.500	11/30/16	550,000
150,000		San Diego Gas & Electric Co	3.000	08/15/21	150,339
300,000		San Diego Gas & Electric Co	3.950	11/15/41	275,973
2,000,000		Southern California Edison Co	4.650	10/01/43	1,977,050
200,000		Tampa Electric Co	4.100	06/15/42	179,102
750,000	g	Transportadora de Gas del Peru S.A.	4.250	04/30/28	648,750
420,000		Virginia Electric and Power Co	2.950	01/15/22	413,386
850,000		Virginia Electric and Power Co	4.650	08/15/43	842,912
225,000		Williams Partners LP	3.800	02/15/15	233,545
650,000		Williams Partners LP	3.350	08/15/22	601,797
1,000,000	g	WPD Investment Holdings Ltd	3.900	05/01/16	1,048,166
300,000		Xcel Energy, Inc	4.800	09/15/41	294,470
		TOTAL UTILITIES			52,085,772

		TOTAL CORPORATE BONDS			712,983,692
		(Cost $712,719,565)

GOVERNMENT BONDS - 39.2%

AGENCY SECURITIES - 0.3%
750,000		Amber Circle Funding LTD	3.250	12/04/22	687,638
1,484,780		Cal Dive I- Title XI, Inc	4.930	02/01/27	1,611,726
415,000		Federal Home Loan Mortgage Corp (FHLMC)	2.500	04/23/14	420,645
3,000,000		Private Export Funding Corp (PEFCO)	2.050	11/15/22	2,721,333
		TOTAL AGENCY SECURITIES			5,441,342

FOREIGN GOVERNMENT BONDS - 4.5%
1,000,000	g	Banco Nacional de Desenvolvimento Economico e Social	3.375	09/26/16	1,003,000
750,000	g	Barbados Government International Bond	7.000	08/04/22	706,875
1,000,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	962,500
1,550,000		Brazilian Government International Bond	12.500	01/05/16	751,816
900,000		Brazilian Government International Bond	2.625	01/05/23	789,750
1,275,000		Canada Government International Bond	0.875	02/14/17	1,274,235
2,944,166	g,m	Carpintero Finance Ltd	2.581	11/11/24	2,895,500
215,000		Chile Government International Bond	3.875	08/05/20	224,137
260,000		Colombia Government International Bond	4.375	07/12/21	268,450
425,000		Colombia Government International Bond	2.625	03/15/23	376,125
1,375,000		Colombia Government International Bond	4.000	02/26/24	1,347,500
875,000	g	Costa Rica Government International Bond	4.250	01/26/23	783,125
750,000	g	Croatia Government International Bond	6.250	04/27/17	788,115
270,000	g	Croatia Government International Bond	6.375	03/24/21	278,842
700,000	g	Croatia Government International Bond	5.500	04/04/23	670,250
500,000	g	Democratic Socialist Republic of Sri Lanka	7.400	01/22/15	515,000
1,000,000	g	Dominican Republic International Bond	5.875	04/18/24	927,500
500,000		Egypt Government AID Bonds	4.450	09/15/15	538,026
275,000		European Investment Bank	4.875	02/15/36	304,203

136

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		Export Development Canada	2.250%	05/28/15	$515,595
600,000		Export-Import Bank of Korea	1.250	11/20/15	600,443
550,000		Export-Import Bank of Korea	1.750	02/27/18	535,160
525,000		Export-Import Bank of Korea	5.125	06/29/20	575,884
100,000		Federative Republic of Brazil	6.000	01/17/17	111,850
630,000		Hungary Government International Bond	4.125	02/19/18	623,700
1,500,000	g	Iceland Government International Bond	4.875	06/16/16	1,569,000
750,000	g	Indonesia Government International Bond	3.750	04/25/22	675,000
225,000		Italy Government International Bond	5.375	06/12/17	245,317
180,000		Italy Government International Bond	6.875	09/27/23	216,076
3,000,000		KFW	2.625	01/25/22	2,972,943
1,900,000	g	Kommunalbanken AS.	1.375	06/08/17	1,907,600
1,000,000	g,i	Kommunalbanken AS.	0.444	02/20/18	998,719
2,800,000	g	Korea Housing Finance Corp	1.625	09/15/18	2,637,757
750,000	g	Lithuania Government International Bond	5.125	09/14/17	819,375
9,590,000		Mexican Bonos	8.000	12/07/23	837,508
750,000		Mexico Government International Bond	3.625	03/15/22	744,000
150,000		Mexico Government International Bond	6.750	09/27/34	177,750
250,000		Mexico Government International Bond	4.750	03/08/44	226,250
1,150,000	g	Morocco Government International Bond	4.250	12/11/22	1,046,730
500,000	g	Namibia International Bonds	5.500	11/03/21	505,000
575,000	g	National Bank of Canada	1.650	01/30/14	577,610
1,000,000	g	Nigeria Government International Bond	5.125	07/12/18	1,015,000
2,000,000		North American Development Bank	2.400	10/26/22	1,797,000
1,250,000		Panama Government International Bond	5.200	01/30/20	1,371,875
135,000		Peruvian Government International Bond	7.350	07/21/25	172,463
433,000		Poland Government International Bond	5.125	04/21/21	470,888
375,000		Poland Government International Bond	3.000	03/17/23	343,500
750,000		Province of British Columbia Canada	2.850	06/15/15	781,020
5,000,000		Province of British Columbia Canada	1.200	04/25/17	5,023,510
500,000		Province of Ontario Canada	2.950	02/05/15	517,085
1,750,000		Province of Ontario Canada	2.700	06/16/15	1,815,538
5,000,000		Province of Ontario Canada	2.300	05/10/16	5,188,500
620,000		Province of Quebec Canada	4.625	05/14/18	698,802
1,000,000		Province of Quebec Canada	3.500	07/29/20	1,046,400
3,000,000		Province of Quebec Canada	2.750	08/25/21	2,927,040
1,000,000	g	Republic of Ghana	7.875	08/07/23	970,000
1,000,000		Republic of Korea	3.875	09/11/23	1,017,992
1,500,000	g	Republic of Latvia	2.750	01/12/20	1,421,889
500,000	g	Republic of Serbia	4.875	02/25/20	466,875
197,394	i	Republic of Serbia	6.750	11/01/24	191,965
1,000,000		Republic of Turkey	7.500	07/14/17	1,131,250
750,000	g	Romanian Government International Bond	6.750	02/07/22	855,150
775,000	g	Romanian Government International Bond	4.375	08/22/23	741,094
750,000	g	Russian Foreign Bond - Eurobond	3.250	04/04/17	779,423
1,000,000	g	Slovakia Government International Bond	4.375	05/21/22	1,031,500
875,000	g	Slovenia Government International Bond	5.500	10/26/22	813,750
400,000		South Africa Government International Bond	5.875	05/30/22	432,000
750,000		South Africa Government International Bond	4.665	01/17/24	727,500
1,125,000		South Africa Government International Bond	5.875	09/16/25	1,182,656
2,000,000	g	Spain Government International Bond	4.000	03/06/18	2,032,600

137

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,460,000	g	Sri Lanka Government International Bond	5.875%	07/25/22	$1,335,900
750,000		Turkey Government International Bond	6.750	04/03/18	828,000
1,000,000		Turkey Government International Bond	5.625	03/30/21	1,039,000
152,000		United Mexican States	5.875	02/17/14	154,812
300,000		United Mexican States	5.950	03/19/19	346,500
500,000		United Mexican States	5.125	01/15/20	557,250
882,000		Uruguay Government International Bond	4.500	08/14/24	895,230
		TOTAL FOREIGN GOVERNMENT BONDS			76,645,173

MORTGAGE BACKED - 20.2%
257,030	i	Federal Home Loan Mortgage Corp (FHLMC)	2.436	02/01/36	272,303
1,066,619	i	FHLMC	2.565	07/01/36	1,131,162
323,467	i	FHLMC	2.303	09/01/36	346,013
184,457	i	FHLMC	2.404	09/01/36	196,515
71,813	i	FHLMC	5.787	02/01/37	76,856
359,235	i	FHLMC	2.714	03/01/37	383,393
30,031	i	FHLMC	6.015	04/01/37	32,123
6,626	i	FHLMC	6.080	05/01/37	7,003
709,602	i	FHLMC	2.500	06/01/37	755,867
222,954	i	FHLMC	2.864	08/01/37	235,859
619,795		FHLMC	3.000	08/15/42	529,087
17,372		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16	18,280
331,722		FGLMC	5.500	01/01/19	355,296
56,577		FGLMC	4.500	01/01/20	59,812
376,075		FGLMC	4.500	07/01/20	406,346
105,406		FGLMC	4.500	09/01/20	111,627
120,911		FGLMC	5.000	10/01/20	128,399
84,649		FGLMC	5.500	10/01/20	89,194
20,130		FGLMC	7.000	10/01/20	21,959
90,616		FGLMC	4.500	06/01/21	95,984
168,159		FGLMC	5.500	08/01/21	181,778
54,212		FGLMC	5.000	04/01/23	58,562
64,826		FGLMC	4.500	09/01/24	68,552
41,204		FGLMC	6.500	01/01/29	45,710
2,558		FGLMC	8.000	01/01/31	2,958
70,336		FGLMC	6.000	03/01/33	76,547
651,434		FGLMC	5.500	12/01/33	714,045
755,964		FGLMC	7.000	12/01/33	857,827
462,995		FGLMC	5.000	01/01/34	502,090
194,800		FGLMC	5.000	05/01/34	211,292
234,634		FGLMC	4.500	10/01/34	250,660
114,102		FGLMC	5.500	12/01/34	123,803
344,977		FGLMC	5.500	03/01/35	374,533
326,753		FGLMC	6.000	04/01/35	356,181
279,622		FGLMC	7.000	05/01/35	306,913
523,678		FGLMC	5.500	06/01/35	567,292
593,493		FGLMC	5.500	06/01/35	642,729
51,876		FGLMC	5.000	02/01/36	56,001
105,922		FGLMC	5.500	04/01/36	114,544
2,803		FGLMC	6.500	05/01/36	3,100
137,013		FGLMC	6.500	10/01/36	155,911

138

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$26,690		FGLMC	6.000%	09/01/37	$29,314
102,125		FGLMC	6.500	11/01/37	112,967
390,258		FGLMC	5.000	04/01/38	421,230
167,028		FGLMC	6.000	11/01/38	181,778
353,176		FGLMC	4.500	11/01/40	380,971
1,165,529		FGLMC	4.000	12/01/40	1,224,158
2,372,380		FGLMC	4.000	12/01/40	2,486,502
2,730,191		FGLMC	4.000	12/01/40	2,868,051
402,705		FGLMC	4.500	12/01/40	433,540
3,000,000	h	FGLMC	3.500	11/15/42	3,035,156
8,000,000	h	FGLMC	4.000	11/15/42	8,332,500
9,000,000	h	FGLMC	4.500	11/15/42	9,549,844
405,819		Federal National Mortgage Association (FNMA)	4.854	02/01/14	406,518
2,556,668		FNMA	4.640	11/01/14	2,620,450
182,068		FNMA	4.832	01/01/15	185,699
28,300		FNMA	6.500	10/01/16	29,509
19,770		FNMA	6.500	11/01/16	20,832
80,839		FNMA	5.000	12/01/17	86,004
24,079		FNMA	6.500	02/01/18	25,682
88,398		FNMA	5.500	04/01/18	93,426
49,989		FNMA	5.500	05/01/18	52,652
40,209		FNMA	6.000	01/01/19	43,901
666,409		FNMA	4.000	02/25/19	697,430
220,344		FNMA	4.500	04/01/19	234,149
55,166		FNMA	4.500	06/01/19	58,637
86,734		FNMA	5.000	03/01/20	92,224
28,565		FNMA	4.500	11/01/20	30,352
29,947		FNMA	4.500	12/01/20	32,506
59,062		FNMA	5.000	12/01/20	63,357
139,912		FNMA	5.000	03/01/21	148,848
18,628		FNMA	8.000	03/01/23	21,048
166,726		FNMA	5.500	02/01/24	182,888
112,513		FNMA	4.000	05/01/24	119,477
375,202		FNMA	5.500	07/01/24	411,713
149,416		FNMA	4.500	08/01/24	158,890
699,541		FNMA	5.000	10/01/25	760,244
7,952		FNMA	9.000	11/01/25	9,380
4,348,279		FNMA	3.000	05/01/27	4,513,900
2,348,752		FNMA	2.500	10/01/27	2,365,530
3,674,408		FNMA	2.500	06/01/28	3,698,315
1,000,000	h	FNMA	2.500	10/25/28	1,005,625
29,000,000	h	FNMA	3.000	10/25/28	30,024,063
1,000,000	h	FNMA	4.000	10/25/28	1,060,938
7,491		FNMA	7.500	01/01/29	8,618
225,256		FNMA	7.000	07/01/32	257,154
164,554		FNMA	4.500	03/25/33	172,968
273,771		FNMA	4.500	10/01/33	293,239
470,740		FNMA	5.000	11/01/33	519,008
257,267		FNMA	5.000	11/01/33	278,811
104,556		FNMA	5.500	12/01/33	114,766
197,887		FNMA	6.000	08/01/34	218,985

139

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$83,395		FNMA	6.000%	12/01/34	$91,662
308,294		FNMA	5.500	02/01/35	336,854
124,723		FNMA	6.000	04/01/35	138,020
1,030,629		FNMA	5.500	05/01/35	1,140,871
893,801		FNMA	5.500	05/01/35	975,005
360,968		FNMA	6.000	05/01/35	394,304
14,392		FNMA	7.500	06/01/35	15,762
194,418		FNMA	6.000	07/01/35	212,282
188,691		FNMA	5.500	12/01/35	205,291
157,621		FNMA	6.000	03/01/36	173,235
306,793		FNMA	6.000	04/01/36	335,934
287,873	i	FNMA	2.392	07/01/36	308,707
410,860	i	FNMA	2.693	09/01/36	438,094
96,395		FNMA	6.000	12/01/36	105,197
83,133		FNMA	7.000	02/01/37	95,399
197,125		FNMA	6.500	03/01/37	219,958
22,284		FNMA	7.000	04/01/37	25,864
63,422		FNMA	6.500	08/01/37	70,218
30,969		FNMA	6.000	09/01/37	34,566
43,155		FNMA	6.000	09/01/37	48,125
45,663		FNMA	6.000	09/01/37	50,965
31,291		FNMA	6.000	09/01/37	34,320
44,157		FNMA	6.500	09/01/37	48,804
174,636		FNMA	6.500	09/01/37	193,012
99,693	i	FNMA	2.478	10/01/37	106,315
1,263,823		FNMA	6.000	11/01/37	1,379,228
39,760		FNMA	6.000	11/01/37	43,391
248,622		FNMA	6.000	11/01/38	271,324
109,350		FNMA	6.000	01/01/39	119,335
93,939		FNMA	6.000	01/01/39	102,517
395,169		FNMA	4.500	02/01/39	421,740
3,445,157		FNMA	6.000	04/01/39	3,759,750
255,509		FNMA	4.500	08/01/39	272,726
614,429		FNMA	5.500	08/01/39	671,842
1,022,212		FNMA	4.500	09/01/40	1,092,273
3,362,338		FNMA	4.500	10/01/40	3,610,121
1,250,484		FNMA	4.500	11/01/40	1,339,065
1,929,606		FNMA	3.500	10/01/42	1,966,015
480,670		FNMA	3.000	12/01/42	470,041
1,006,047		FNMA	3.000	02/01/43	984,583
3,680,530		FNMA	3.000	03/01/43	3,599,430
998,842		FNMA	3.000	07/01/43	964,148
1,000,000	h	FNMA	2.500	10/25/43	929,063
23,000,000	h	FNMA	3.000	10/25/43	22,468,125
33,000,000	h	FNMA	3.500	10/25/43	33,592,970
25,000,000	h	FNMA	4.000	10/25/43	26,222,655
22,000,000	h	FNMA	4.500	10/25/43	23,495,314
11,000,000	h	FNMA	5.000	10/25/43	11,928,125

140

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$4,000,000	h	FNMA	5.500%	10/25/43	$4,360,000
2,000,000	h	FNMA	6.000	10/25/43	2,187,500
16,000,000	h	FNMA	3.500	11/25/43	16,235,001
33,000,000	h	FNMA	4.000	11/25/43	34,500,467
1,000,000	h	FNMA	4.500	11/25/43	1,065,000
18,225		Government National Mortgage Association (GNMA)	7.500	11/15/23	20,749
4,154		GNMA	7.500	08/15/28	4,262
22,254		GNMA	6.500	12/15/28	24,967
61,111		GNMA	6.500	03/15/29	70,184
23,084		GNMA	8.500	10/20/30	27,738
6,429		GNMA	7.000	06/20/31	7,297
137,525		GNMA	5.000	02/15/33	149,563
68,914		GNMA	5.500	07/15/33	75,515
703,856		GNMA	5.000	09/15/33	770,878
128,814		GNMA	5.500	11/20/33	142,751
515,513		GNMA	5.500	02/20/35	571,596
179,006		GNMA	5.500	03/20/35	198,481
80,868		GNMA	6.000	10/20/36	89,162
84,883		GNMA	6.000	01/20/37	93,568
125,576		GNMA	6.000	02/20/37	138,423
110,991		GNMA	5.000	04/15/38	120,776
100,793		GNMA	5.500	07/15/38	110,285
181,952		GNMA	5.500	07/20/38	200,109
73,181		GNMA	6.000	08/20/38	80,459
132,869		GNMA	5.000	07/20/39	146,028
158,162		GNMA	4.000	08/15/39	167,018
5,463,893		GNMA	4.500	01/20/41	5,913,406
4,000,000	h	GNMA	3.000	10/15/43	3,943,125
24,000,000	h	GNMA	3.500	10/15/43	24,671,251
6,000,000	h	GNMA	4.000	10/15/43	6,328,125
2,000,000	h	GNMA	4.500	10/15/43	2,146,875
7,000,000	h	GNMA	3.000	10/20/43	6,917,968
6,000,000	h	GNMA	3.500	10/20/43	6,189,376
1,000,000	h	GNMA	5.000	10/20/43	1,088,594
		TOTAL MORTGAGE BACKED			355,356,895

MUNICIPAL BONDS - 3.8%
1,000,000		American Municipal Power	6.270	02/15/50	1,029,540
4,000,000		California State Department of Water Resources	3.237	12/01/27	3,684,680
3,000,000		Denver City & County School District No	4.242	12/15/37	2,750,430
600,000		Grant County Public Utility District No 2	5.630	01/01/27	675,414
2,000,000		Illinois Housing Development Authority	4.105	07/01/27	1,864,920
1,000,000		Maine Municipal Bond Bank	3.368	06/01/19	1,014,870
3,000,000		Maine Municipal Bond Bank	3.668	06/01/20	3,049,830
375,000		Massachusetts Housing Finance Agency	1.306	06/01/16	371,944
500,000		Massachusetts Housing Finance Agency	1.602	12/01/16	495,900
400,000		Massachusetts Housing Finance Agency	1.776	06/01/17	394,060
450,000		Massachusetts Housing Finance Agency	1.876	12/01/17	443,777
250,000		Massachusetts Housing Finance Agency	2.807	12/01/19	241,295
2,500,000		Massachusetts Housing Finance Agency	4.786	12/01/32	2,321,100
2,000,000		San Francisco Bay Area Rapid Transit District	3.477	07/01/27	1,844,120

141

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$5,000,000		State of California	4.988%	04/01/39	$4,704,950
775,000		State of California	7.625	03/01/40	1,013,289
5,000,000		State of Connecticut	3.517	08/15/21	5,055,650
6,975,000		State of Georgia	4.625	02/01/32	6,996,483
3,000,000		State of Georgia	4.530	02/01/33	2,902,890
5,000,000		State of Illinois	3.650	04/01/20	4,693,400
775,000		State of Illinois	6.725	04/01/35	778,294
3,000,000		State of Illinois	5.520	04/01/38	2,492,460
3,000,000		State of Michigan	3.800	05/15/33	2,553,510
5,000,000	h	Texas A&M University	4.772	05/15/33	5,061,000
1,310,000		Trustees of Boston College	3.519	07/01/21	1,317,493
3,000,000		Trustees of Boston College	3.769	07/01/22	3,014,670
4,000,000		University of California	4.062	05/15/33	3,641,400
2,740,000		Virginia Housing Development Authority	3.668	10/01/27	2,475,864
		TOTAL MUNICIPAL BONDS			66,883,233

U.S. TREASURY SECURITIES - 10.4%
3,902,500		United States Treasury Bond	5.250	02/15/29	4,878,734
15,500,000		United States Treasury Bond	5.375	02/15/31	19,767,336
742,500		United States Treasury Bond	4.750	02/15/41	889,724
14,130,000		United States Treasury Bond	4.375	05/15/41	15,975,731
6,372,000		United States Treasury Bond	3.125	02/15/43	5,708,917
4,975,000		United States Treasury Bond	2.875	05/15/43	4,222,531
4,000,000		United States Treasury Bond	3.625	08/15/43	3,953,752
830,000		United States Treasury Note	0.125	12/31/13	830,162
200,000		United States Treasury Note	0.250	06/30/14	200,226
1,895,000		United States Treasury Note	0.250	09/30/14	1,897,516
1,500,000		United States Treasury Note	0.250	10/31/14	1,501,758
2,886,000		United States Treasury Note	0.250	11/30/14	2,889,270
2,745,000		United States Treasury Note	0.250	02/28/15	2,746,823
2,887,000		United States Treasury Note	2.500	04/30/15	2,989,737
8,978,000		United States Treasury Note	0.250	05/31/15	8,976,249
8,002,000		United States Treasury Note	1.250	09/30/15	8,149,541
5,230,000		United States Treasury Note	0.500	06/15/16	5,225,094
2,590,000		United States Treasury Note	0.875	09/15/16	2,609,021
18,346,000		United States Treasury Note	1.500	08/31/18	18,467,836
530,000		United States Treasury Note	1.750	10/31/18	538,820
205,000		United States Treasury Note	1.250	10/31/19	199,074
7,500,000		United States Treasury Note	1.125	12/31/19	7,190,625
5,000,000		United States Treasury Note	1.375	01/31/20	4,860,545
5,000,000		United States Treasury Note	1.125	04/30/20	4,753,125
7,500,000		United States Treasury Note	1.375	05/31/20	7,236,915
19,485,000		United States Treasury Note	2.000	07/31/20	19,533,712
7,500,000		United States Treasury Note	2.125	08/31/20	7,566,210
5,000,000		United States Treasury Note	2.000	09/30/20	4,995,310
280,000		United States Treasury Note	2.625	11/15/20	291,200
3,302,000	l	United States Treasury Note	8.000	11/15/21	4,725,730
9,080,000		United States Treasury Note	2.500	08/15/23	8,987,784
		TOTAL U.S. TREASURY SECURITIES			182,759,008

		TOTAL GOVERNMENT BONDS			687,085,651
		(Cost $679,677,190)

142

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
STRUCTURED ASSETS - 9.6%

ASSET BACKED - 4.7%
$504,741	i	Accredited Mortgage Loan Trust	4.330%	06/25/33	$432,652
		Series - 2003 1 (Class A1)
374,960	i	Ameriquest Mortgage Securities	0.499	05/25/35	374,280
		Series - 0 R3 (Class A3D)
4,500,000	i	Asset Backed Securities Corp Home Equity Loan Trust	0.884	04/25/35	4,415,701
		Series - 2005 HE3 (Class M3)
2,000,000	g	Avis Budget Rental Car Funding AESOP LLC	4.720	02/20/18	2,145,378
		Series - 2011 5A (Class B)
3,589,620	i	Bear Stearns Asset Backed Securities Trust	0.579	02/25/36	3,366,874
		Series - 2006 EC2 (Class M1)
582,492	i	Bear Stearns Asset Backed Securities Trust	0.919	11/25/39	568,905
		Series - 2005 SD3 (Class 2A1)
1,000,000	g,m	CCR, Inc	4.750	07/10/22	970,000
		Series - 2012 CA (Class C)
493,888		Centex Home Equity	5.540	01/25/32	495,589
		Series - 2002 A (Class AF6)
2,936,967	i	Conseco Financial Corp	7.300	06/15/25	3,071,416
		Series - 1995 4 (Class B1)
998,335	i	Conseco Financial Corp	7.600	04/15/26	879,320
		Series - 1996 2 (Class M1)
1,258,642	i	Countrywide Asset-Backed Certificates	5.216	10/25/17	1,258,951
		Series - 2002 S4 (Class A5)
9,923	i	Countrywide Asset-Backed Certificates	0.599	02/25/36	9,911
		Series - 2005 11 (Class 3AV3)
3,000,000	i	Countrywide Asset-Backed Certificates	0.649	02/25/36	2,918,670
		Series - 2005 11 (Class MV1)
39,186	g,i	Credit-Based Asset Servicing and Securitization LLC	6.159	12/25/36	39,626
		Series - 2007 MX1 (Class A1)
1,025,000	g,i	DB/UBS Mortgage Trust	5.729	11/10/46	1,098,844
		Series - 2011 LC1A (Class C)
4,585,202	i	FBR Securitization Trust	0.549	11/25/35	4,325,019
		Series - 2005 5 (Class AV24)
3,172,670	i	First Frankin Mortgage Loan Trust	0.419	01/25/36	3,039,478
		Series - 2006 FF1 (Class 2A3)
1,374,768	i	First Franklin Mortgage Loan Asset Backed Certificates	0.839	03/25/35	1,367,370
		Series - 2005 FF2 (Class M2)
1,256,152	g,i	Flagstar Home Equity Loan Trust	5.781	01/25/35	1,254,567
		Series - 2007 1A (Class AF3)
1,771,411	g,i	GMAC Mortgage Corp Loan Trust	0.929	02/25/31	1,671,094
		Series - 2004 VF1 (Class A1)
1,267,624	i	Greenpoint Mortgage Funding Trust	0.899	07/25/30	1,257,127
		Series - 2005 HE4 (Class 2A4C)
324,116	i	Greenpoint Mortgage Funding Trust	0.309	04/25/47	321,338
		Series - 2007 AR2 (Class 1A1)
485,741	i	HSI Asset Securitization Corp Trust	0.539	07/25/35	483,278
		Series - 2005 NC1 (Class 2A3)
4,259,070	i	Lehman XS Trust	0.459	08/25/35	4,002,393
		Series - 2005 2 (Class 1A1)

143

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,023,084	i	Lehman XS Trust	0.429%	02/25/36	$906,954
		Series - 2006 1 (Class 1A1)
1,160,478		Lehman XS Trust	6.500	06/25/46	871,299
		Series - 2006 13 (Class 2A1)
336,605	i	Long Beach Mortgage Loan Trust	0.929	02/25/35	334,522
		Series - 2005 1 (Class M1)
1,000,000	g,i	Longpoint Re Ltd	4.005	05/18/16	1,017,500
		Series - 2013 144A (Class )
2,270,344	i	Morgan Stanley Capital I	0.359	02/25/36	2,238,455
		Series - 2006 NC2 (Class A2C)
1,818,095		Oakwood Mortgage Investors, Inc	5.410	11/15/32	1,821,826
		Series - 2002 C (Class A1)
5,380,051	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	0.699	01/25/36	5,343,747
		Series - 2005 WCH1 (Class M2)
1,434,411	i	Renaissance Home Equity Loan Trust	5.392	07/25/34	1,480,400
		Series - 2004 2 (Class AF4)
2,000,000	g	Rental Car Finance Corp	4.380	02/25/16	2,055,466
		Series - 2011 1A (Class B1)
226,827	i	Residential Asset Mortgage Products, Inc	4.970	09/25/33	235,298
		Series - 2003 RZ5 (Class A7)
123,215	i	Residential Asset Securities Corp	6.489	10/25/30	123,343
		Series - 2001 KS2 (Class AI6)
94,414	i	Residential Asset Securities Corp	0.609	04/25/35	93,501
		Series - 2005 KS3 (Class M3)
499,726		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	512,617
		Series - 2006 HI5 (Class A3)
1,850,000	i	Residential Funding Mortgage Securities II, Inc	6.130	09/25/35	1,743,751
		Series - 2005 HI3 (Class M5)
343,926		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	348,753
		Series - 2006 HI3 (Class A3)
500,000	i	Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	497,373
		Series - 2006 HI1 (Class M1)
3,500,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	3,467,090
		Series - 2006 HI1 (Class M2)
440,842	i	SACO I, Inc	0.739	11/25/35	435,778
		Series - 2005 8 (Class A1)
1,104,152	i	SACO I, Inc	0.939	11/25/35	1,093,014
		Series - 2005 8 (Class A3)
1,000,000	g,i	Sanders Re Ltd	4.005	05/05/17	997,500
		Series - 2013 144A (Class)
544,929	i	Saxon Asset Securities Trust	6.120	11/25/30	581,594
		Series - 2002 2 (Class AF6)
643,455	i	Securitized Asset Backed Receivables LLC	0.479	10/25/35	627,142
		Series - 2006 OP1 (Class A2C)
368,488	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	373,209
		Series - 2012 2A (Class B)
1,400,000	g	SLM Student Loan Trust	4.370	04/17/28	1,490,847
		Series - 2011 A (Class A2)
590,000	g	SLM Student Loan Trust	3.740	02/15/29	619,082
		Series - 2011 B (Class A2)
1,500,000	g	SLM Student Loan Trust	3.830	01/17/45	1,566,200
		Series - 2012 A (Class A2)

144

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$913,607	i	Soundview Home Equity Loan Trust	0.479%	11/25/35	$900,111
		Series - 2005 OPT3 (Class A4)
477,115	i	Structured Asset Investment Loan Trust	0.779	05/25/35	474,896
		Series - 2005 4 (Class M1)
145,297	i	Structured Asset Investment Loan Trust	0.459	12/25/35	144,979
		Series - 2005 10 (Class A5)
5,113,110	g,i	Structured Asset Securities Corp	0.329	07/25/36	4,952,150
		Series - 2006 EQ1A (Class A4)
3,922,779	i	Structured Asset Securities Corp Mortgage Loan Trust	0.339	03/25/36	3,694,277
		Series - 2006 BC1 (Class A5)
3,116,714	g,i	Structured Asset Securities Corp Mortgage Loan Trust	0.399	10/25/36	3,004,920
		Series - 2006 GEL4 (Class A2)
12,161	g,i	Terwin Mortgage Trust	1.049	02/25/35	12,152
		Series - 2005 1SL (Class M1)
4,000,000	g,i	Vitality Re IV Ltd	2.760	01/09/17	4,070,000
		Series - 2013 IV B (Class )
455,000	g	Vornado DP LLC	5.280	09/13/28	490,955
		Series - 2010 VNO (Class C)
571,971	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	577,691
		Series - 2006 N1 (Class N1)
141,142	g,i	Wachovia Loan Trust	0.539	05/25/35	130,933
		Series - 2005 SD1 (Class A)
72,400	i	Wells Fargo Home Equity Trust	0.319	07/25/36	71,633
		Series - 2006 2 (Class A3)
		TOTAL ASSET BACKED			89,168,739

OTHER MORTGAGE BACKED - 4.9%
1,818,026	g	7 WTC Depositor LLC Trust	4.082	03/13/31	1,897,128
		Series - 2012 7WTC (Class A)
2,174,077	g,i	Banc of America Large Loan, Inc	6.119	02/15/51	2,407,992
		Series - 2010 UB3 (Class A4B3)
2,100,000	i	Bear Stearns Commercial Mortgage Securities Trust	5.568	10/12/41	2,295,640
		Series - 2006 T24 (Class AM)
3,940,000		Bear Stearns Commercial Mortgage Securities Trust	5.363	02/11/44	3,997,812
		Series - 2007 PW15 (Class AM)
18,216		Chase Mortgage Finance Corp	5.500	10/25/35	18,135
		Series - 2005 S2 (Class A25)
787,987		Citicorp Mortgage Securities, Inc	5.500	07/25/35	747,865
		Series - 2005 4 (Class 1A7)
5,598	g,i	Citigroup Commercial Mortgage Trust	0.322	04/15/22	5,564
		Series - 2007 FL3A (Class A2)
284,598		Countrywide Alternative Loan Trust	5.500	08/25/16	289,190
		Series - 2004 30CB (Class 1A15)
2,713,197		Countrywide Alternative Loan Trust	5.000	04/25/20	2,751,605
		Series - 2005 6CB (Class 2A1)
442,562		Countrywide Alternative Loan Trust	5.500	08/25/34	442,791
		Series - 2004 14T2 (Class A2)
747,510	i	Countrywide Alternative Loan Trust	0.410	07/20/35	628,847
		Series - 2005 24 (Class 4A1)
4,372,855	i	Countrywide Alternative Loan Trust	1.653	09/25/35	3,718,151
		Series - 2005 38 (Class A1)

145

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,944,794	i	Countrywide Home Loan Mortgage Pass Through Trust	2.692%	11/20/34	$1,800,922
		Series - 2004 HYB6 (Class A2)
25,885		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	25,702
		Series - 2005 12 (Class 1A5)
334,699		Countrywide Home Loan Mortgage Pass Through Trust	5.250	09/25/35	325,272
		Series - 2005 17 (Class 1A10)
1,150,000		Credit Suisse First Boston Mortgage Securities Corp	4.771	07/15/37	1,196,458
		Series - 2005 C3 (Class AJ)
99,325	g,i	Credit Suisse Mortgage Capital Certificates	0.362	04/15/22	97,954
		Series - 2007 TF2A (Class A1)
725,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	802,616
		Series - 2006 OMA (Class D)
140,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	149,568
		Series - 2006 C4 (Class AM)
1,870,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	1,979,427
		Series - 2009 RR1 (Class A3C)
4,217,489	i	Harborview Mortgage Loan Trust	0.511	09/19/35	3,121,157
		Series - 2005 8 (Class 1A2A)
3,331,552	i	Impac CMB Trust	0.429	05/25/35	2,799,204
		Series - 0 4 (Class 1A1B)
513,312	i	Impac CMB Trust	0.839	02/25/36	451,827
		Series - 2004 11 (Class 2A1)
310,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.433	07/15/46	328,292
		Series - 2011 C4 (Class C)
2,080,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.140	02/15/51	2,160,989
		Series - 2007 C1 (Class AM)
4,520,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	4,519,738
		Series - 2005 LDP2 (Class C)
3,500,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.196	02/15/51	3,152,534
		Series - 2007 LD12 (Class AJ)
4,603,622	i	JP Morgan Mortgage Acquisition Corp	5.450	10/25/36	4,485,309
		Series - 0 AV3 (Class )
2,645,040	i	JP Morgan Mortgage Trust	2.753	11/25/33	2,662,733
		Series - 2006 A2 (Class 5A3)
330,000		LB-UBS Commercial Mortgage Trust	5.378	11/15/38	354,569
		Series - 2006 C7 (Class AM)
3,500,000	i	LB-UBS Commercial Mortgage Trust	5.493	02/15/40	3,613,341
		Series - 2007 C2 (Class AM)
1,080,000	i	LB-UBS Commercial Mortgage Trust	5.057	09/15/40	1,134,067
		Series - 2005 C5 (Class AJ)
2,112,945		Lehman Mortgage Trust	5.500	11/25/35	2,054,254
		Series - 2005 1 (Class 2A4)
2,227,903	i	Merrill Lynch Mortgage Investors, Inc	2.591	12/25/35	2,197,572
		Series - 2005 A9 (Class 2A1B)
75,000	i	Merrill Lynch Mortgage Trust	6.452	02/12/51	80,766
		Series - 0 C1 (Class AJA)
1,040,000	i	Morgan Stanley Capital I	5.832	07/12/44	1,098,413
		Series - 2006 HQ9 (Class B)
1,830,000	i	Morgan Stanley Capital I	5.842	07/12/44	1,861,615
		Series - 2006 HQ9 (Class C)
82,000	g,i	Morgan Stanley Capital I	5.420	09/15/47	83,430
		Series - 2011 C1 (Class D)

146

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$125,000	i	Morgan Stanley Capital I	5.544%	11/12/49	$136,305
		Series - 2007 T25 (Class AM)
231,129	i	Opteum Mortgage Acceptance Corp	0.579	02/25/35	229,365
		Series - 2005 1 (Class A4)
2,599,436		RALI Trust	4.250	12/26/33	2,653,756
		Series - 2003 QS22 (Class A5)
514,747	i	RALI Trust	0.479	01/25/35	499,903
		Series - 2005 QA1 (Class A1)
940,062		Residential Accredit Loans, Inc	4.350	03/25/34	958,122
		Series - 2004 QS4 (Class A1)
2,366,780	i	Residential Accredit Loans, Inc	0.369	05/25/46	1,726,054
		Series - 2006 QO5 (Class 2A1)
1,150,998		RFMSI Trust	5.500	03/25/35	1,166,875
		Series - 2005 S2 (Class A6)
1,076,853	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	1,096,301
		Series - 2012 1A (Class A)
477,504	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	483,753
		Series - 0 2A (Class A)
2,579,779	i	Structured Adjustable Rate Mortgage Loan Trust	0.519	08/25/35	2,347,885
		Series - 2005 16XS (Class A1)
3,655,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	3,891,084
		Series - 2007 C30 (Class AM)
5,000,000	i	Wachovia Bank Commercial Mortgage Trust	6.166	05/15/46	5,022,135
		Series - 2007 C34 (Class AJ)
275,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	305,897
		Series - 2007 C31 (Class A5)
235,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	252,401
		Series - 2007 C31 (Class AM)
4,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	3,830,100
		Series - 2007 C31 (Class AJ)
		TOTAL OTHER MORTGAGE BACKED			86,338,385

		TOTAL STRUCTURED ASSETS			175,507,124
		(Cost $171,806,691)

		TOTAL BONDS			1,575,576,467
		(Cost $1,564,203,446)

SHARES		COMPANY
PREFERRED STOCKS - 0.1%

DIVERSIFIED FINANCIALS - 0.1%
54,446		GMAC Capital Trust I	8.125	02/15/40	1,441,404
		TOTAL DIVERSIFIED FINANCIALS			1,441,404
		TOTAL PREFERRED STOCKS			1,441,404
		(Cost $1,361,150)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 22.6%

GOVERNMENT AGENCY DEBT - 5.8%
$2,300,000		Federal Home Loan Bank (FHLB)	0.055	02/26/14	2,299,717

147

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$5,200,000		FHLB	0.020%	10/25/13	$5,199,931
2,745,000		FHLB	0.025	11/27/13	2,744,891
30,000,000		FHLB	0.025	12/20/13	29,998,680
7,000,000		FHLB	0.040	12/27/13	6,999,664
20,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.060	03/10/14	19,997,340
34,400,000	d	Federal National Mortgage Association (FNMA)	0.030	10/07/13	34,399,828
		TOTAL GOVERNMENT AGENCY DEBT			101,640,051

TREASURY DEBT - 16.8%
15,000,000	d	United States Treasury Bill	0.020-0.050	10/03/13	14,999,968
23,000,000	d	United States Treasury Bill	0.040-0.055	10/10/13	22,999,748
900,000		United States Treasury Bill	0.081	10/17/13	899,968
17,900,000	d	United States Treasury Bill	0.035-0.046	10/31/13	17,899,460
20,000,000	d	United States Treasury Bill	0.031-0.060	11/07/13	19,999,145
8,600,000	d	United States Treasury Bill	0.030-0.050	11/21/13	8,599,504
63,000,000	d	United States Treasury Bill	0.050-0.071	12/05/13	62,999,433
52,650,000	d	United States Treasury Bill	0.040-0.052	12/19/13	52,648,262
2,000,000		United States Treasury Bill	0.056	02/27/14	1,999,918
8,000,000	d	United States Treasury Bill	0.081	03/06/14	7,999,480
3,000,000	d	United States Treasury Bill	0.063	04/03/14	2,999,502
2,900,000	d	United States Treasury Bill	0.108	07/24/14	2,898,509
42,800,000	d	United States Treasury Bill	0.103-0.106	08/21/14	42,771,110
35,000,000		United States Treasury Note	1.250	04/15/14	35,220,115
		TOTAL TREASURY DEBT			294,934,122

		TOTAL SHORT-TERM INVESTMENTS			396,574,173
		(Cost $396,549,667)

		TOTAL INVESTMENTS - 116.5%			2,047,187,070
		(Cost $2,035,649,563)
		OTHER ASSETS & LIABILITIES, NET - (16.5)%			(289,417,748)
		NET ASSETS - 100.0%			$1,757,769,322

d	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration to qualified institutional buyers. At 9/30/2013, the aggregate value of these securities was $261,870,825 or 14.9% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap agreements.
m	Indicates a security that has been deemed illiquid.
o	Payment in Kind Bond.
148

TIAA-CREF FUNDS - High-Yield Fund

TIAA-CREF FUNDS

HIGH-YIELD FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2013

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 11.8%

AUTOMOBILES & COMPONENTS - 0.8%
$11,578,950	i	Allison Transmission, Inc	3.750%	08/23/19	$11,566,908
8,821,815	i	DaimlerChrysler Group LLC	4.250	05/24/17	8,874,745
		TOTAL AUTOMOBILES & COMPONENTS			20,441,653

CAPITAL GOODS - 1.1%
11,088,000	i	FMG Resources August 2006 Pty Ltd	5.250	10/18/17	11,113,724
7,855,000	i	Generac Power Systems, Inc	3.500	05/31/20	7,809,834
9,825,750	i	Sequa Corp	5.250	06/19/17	9,850,314
		TOTAL CAPITAL GOODS			28,773,872

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
14,850,000	i	Pilot Corp	4.250	08/07/19	14,837,675
10,000,000	h	Pitney Bowes Management	7.500	09/25/19	9,966,700
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			24,804,375

CONSUMER SERVICES - 2.0%
9,100,000	i	ARAMARK Corp	4.000	09/09/19	9,102,821
8,400,000	i	Boyd Gaming Corp	4.000	08/14/20	8,376,900
2,231,926	i	Burger King Corp	3.750	09/28/19	2,229,538
12,000,000	h	Hilton Worldwide	4.000	09/23/20	11,978,160
5,359,500	i	MGM Resorts International	3.500	12/20/19	5,331,845
12,330,492	i	Peninsula Gaming LLC	4.250	11/20/17	12,349,728
467,634	i	Penn National Gaming, Inc	3.750	07/16/18	467,344
		TOTAL CONSUMER SERVICES			49,836,336

ENERGY - 0.6%
16,787,565	i	Arch Coal, Inc	5.750	05/16/18	16,273,530
		TOTAL ENERGY			16,273,530

FOOD & STAPLES RETAILING - 0.5%
2,000,000	i	Rite Aid Corp	5.750	08/21/20	2,046,660
11,000,000	i	Rite Aid Corp	4.875	06/21/21	11,017,160
		TOTAL FOOD & STAPLES RETAILING			13,063,820

FOOD, BEVERAGE & TOBACCO - 0.2%
4,848,955	i	Del Monte Foods Co	4.000	03/08/18	4,825,922
		TOTAL FOOD, BEVERAGE & TOBACCO			4,825,922

HEALTH CARE EQUIPMENT & SERVICES - 1.7%
11,970,000	i	Apria Healthcare Group, Inc	6.750	04/06/20	12,049,600
6,633,126	h,i	Biomet, Inc	4.500	07/25/17	6,652,826
12,366,343	i	Capsugel Holdings US, Inc	3.500	08/01/18	12,281,386
7,940,000	i	DaVita, Inc	4.000	11/01/19	7,957,865
149

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$4,000,000	h,i	Kinetic Concepts, Inc	4.500%	05/04/18	$4,016,240
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			42,957,917

INSURANCE - 0.6%
13,994,250	i	Compass Investors, Inc	5.000	12/27/19	14,011,743
		TOTAL INSURANCE			14,011,743

MATERIALS - 0.4%
8,753,063	i	Tronox Pigments BV	4.500	03/19/20	8,790,875
		TOTAL MATERIALS			8,790,875

MEDIA - 0.4%
5,445,090	i	MTL Publishing LLC	4.250	06/29/18	5,426,958
4,907,967	i	Univision Communications, Inc	4.500	03/02/20	4,888,041
		TOTAL MEDIA			10,314,999

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
596,124	i	NBTY, Inc	3.500	10/01/17	595,564
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			595,564

RETAILING - 0.6%
13,835,126	i	Academy Ltd	4.500	08/03/18	13,861,136
		TOTAL RETAILING			13,861,136

SOFTWARE & SERVICES - 0.7%
375,703	i	IMS Health, Inc	3.750	09/01/17	375,076
4,502,418	i	Lawson Software, Inc	5.250	04/05/18	4,521,193
3,994,813	i	RP Crown Parent LLC	6.750	12/21/18	4,017,543
3,850,000	i	RP Crown Parent LLC	11.250	12/21/19	3,917,375
4,477,500	i	SunGard Data Systems, Inc	4.500	01/31/20	4,522,185
		TOTAL SOFTWARE & SERVICES			17,353,372

TECHNOLOGY HARDWARE & EQUIPMENT - 0.8%
20,000,000	h,i	Scientific Games International, Inc	4.250	05/22/20	19,825,000
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			19,825,000

TELECOMMUNICATION SERVICES - 0.2%
3,925,313	i	Windstream Corp	4.000	08/08/19	3,918,757
		TOTAL TELECOMMUNICATION SERVICES			3,918,757

UTILITIES - 0.2%
4,455,000	i	Calpine Corp	4.000	10/09/19	4,451,659
		TOTAL UTILITIES			4,451,659

		TOTAL BANK LOAN OBLIGATIONS			294,100,530
		(Cost $293,235,993)
150

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BONDS - 85.1%

CORPORATE BONDS - 85.1%

AUTOMOBILES & COMPONENTS - 0.5%
$5,000,000		DaimlerChrysler Group LLC	8.000%	06/15/19	$5,525,000
7,600,000		Goodyear Tire & Rubber Co	6.500	03/01/21	7,733,000
		TOTAL AUTOMOBILES & COMPONENTS			13,258,000

BANKS - 2.4%
1,683,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.750	04/28/21	1,783,980
13,300,000	i	Fifth Third Bancorp	5.100	12/30/49	11,571,000
2,600,000	i	JPMorgan Chase & Co	7.900	12/30/49	2,821,000
9,500,000	i	JPMorgan Chase & Co	5.150	12/30/49	8,312,500
4,750,000	g,i	Lloyds Banking Group plc	6.657	01/29/49	4,393,750
6,725,000	g	National Savings Bank	8.875	09/18/18	6,893,125
900,000		Regions Bank	6.450	06/26/37	941,454
450,000		Regions Financial Corp	7.375	12/10/37	476,450
9,250,000		Royal Bank of Scotland Group plc	6.125	12/15/22	9,318,635
4,500,000		Royal Bank of Scotland Group plc	6.100	06/10/23	4,539,708
4,000,000	i	Royal Bank of Scotland Group plc	7.640	12/30/49	3,800,000
4,000,000	i	Royal Bank of Scotland Group plc	7.648	12/30/49	4,100,000
		TOTAL BANKS			58,951,602

CAPITAL GOODS - 3.7%
4,550,000		Access Midstream Partners LP	5.875	04/15/21	4,675,125
1,495,000		Access Midstream Partners LP	4.875	05/15/23	1,405,300
2,875,000		Alliant Techsystems, Inc	6.875	09/15/20	3,047,500
2,300,000		Anixter, Inc	5.625	05/01/19	2,369,000
4,000,000		Chesapeake Midstream Partners LP	6.125	07/15/22	4,110,000
3,610,000	g	FMG Resources August 2006 Pty Ltd	7.000	11/01/15	3,718,300
5,250,000	g	FMG Resources August 2006 Pty Ltd	8.250	11/01/19	5,656,875
6,300,000	g	FMG Resources August 2006 Pty Ltd	6.875	04/01/22	6,300,000
3,700,000	g	Rexel S.A.	6.125	12/15/19	3,783,250
9,250,000	g	Rexel S.A.	5.250	06/15/20	9,018,750
3,375,000	g	Schaeffler Finance BV	7.750	02/15/17	3,780,000
8,275,000	g	Schaeffler Finance BV	8.500	02/15/19	9,226,625
1,625,000	g	Schaeffler Finance BV	4.750	05/15/21	1,576,250
6,975,000		Seagate HDD Cayman	7.000	11/01/21	7,742,250
12,500,000	g	Seagate HDD Cayman	4.750	06/01/23	12,031,250
3,158,000	g	Sealed Air Corp	8.125	09/15/19	3,521,170
1,600,000	g	Sealed Air Corp	6.500	12/01/20	1,676,000
4,158,000	g	Sealed Air Corp	8.375	09/15/21	4,708,935
1,400,000	g	Sealed Air Corp	5.250	04/01/23	1,326,500
2,250,000		SPX Corp	6.875	09/01/17	2,497,500
		TOTAL CAPITAL GOODS			92,170,580

COMMERCIAL & PROFESSIONAL SERVICES - 3.2%
3,725,000	g	ADT Corp	6.250	10/15/21	3,780,875
8,150,000		Clean Harbors, Inc	5.250	08/01/20	8,068,500
1,925,000		Clean Harbors, Inc	5.125	06/01/21	1,860,031
5,000,000	g,o	Neovia Logistics Intermediate Holdings LLC	10.000	02/15/18	4,950,000
151

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$12,825,000		RR Donnelley & Sons Co	7.875%	03/15/21	$13,754,812
1,361,000		RR Donnelley & Sons Co	7.250	05/15/18	1,503,905
5,775,000		RR Donnelley & Sons Co	8.250	03/15/19	6,410,250
1,675,000		RR Donnelley & Sons Co	7.000	02/15/22	1,683,375
2,700,000		ServiceMaster Co	8.000	02/15/20	2,673,000
21,200,000	g	SPL Logistics Escrow LLC	8.875	08/01/20	22,207,000
3,000,000		United Rentals North America, Inc	7.375	05/15/20	3,232,500
4,700,000		United Rentals North America, Inc	8.250	02/01/21	5,217,000
2,825,000		United Rentals North America, Inc	7.625	04/15/22	3,072,188
3,334,000		Visant Corp	10.000	10/01/17	3,100,620
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			81,514,056

CONSUMER DURABLES & APPAREL - 1.2%
4,500,000		Beazer Homes USA, Inc	6.625	04/15/18	4,725,000
3,525,000		Hanesbrands, Inc	6.375	12/15/20	3,798,187
6,150,000		Levi Strauss & Co	6.875	05/01/22	6,519,000
12,403,000		Libbey Glass, Inc	6.875	05/15/20	13,209,195
1,800,000		Standard Pacific Corp	8.375	01/15/21	2,025,000
		TOTAL CONSUMER DURABLES & APPAREL			30,276,382

CONSUMER SERVICES - 3.7%
10,526,000		Ameristar Casinos, Inc	7.500	04/15/21	11,447,025
3,375,000	g	ARAMARK Corp	5.750	03/15/20	3,408,750
11,227,000		Boyd Gaming Corp	9.000	07/01/20	12,181,295
2,500,000		DineEquity, Inc	9.500	10/30/18	2,781,250
3,315,000		Marina District Finance Co, Inc	9.500	10/15/15	3,476,606
1,000,000		MGM Resorts International	10.000	11/01/16	1,190,000
3,500,000		MGM Resorts International	11.375	03/01/18	4,453,750
4,250,000		MGM Resorts International	6.750	10/01/20	4,462,500
9,525,000		MGM Resorts International	6.625	12/15/21	9,858,375
12,500,000		MGM Resorts International	7.750	03/15/22	13,546,875
4,950,000	g	Service Corp International	5.375	01/15/22	4,721,063
14,435,000	g	Six Flags Entertainment Corp	5.250	01/15/21	13,749,338
6,900,000		Speedway Motorsports, Inc	6.750	02/01/19	7,331,250
		TOTAL CONSUMER SERVICES			92,608,077

DIVERSIFIED FINANCIALS - 5.7%
9,000,000		Ally Financial, Inc	4.750	09/10/18	8,959,770
4,500,000	g	Aralco Finance SA	10.125	05/07/20	3,600,000
4,500,000		CIT Group, Inc	5.000	08/15/22	4,398,750
4,000,000		CIT Group, Inc	5.250	03/15/18	4,190,000
2,000,000	g	CIT Group, Inc	6.625	04/01/18	2,200,000
3,000,000	g	CIT Group, Inc	5.500	02/15/19	3,150,000
9,500,000	i	Citigroup, Inc	5.350	12/30/49	8,265,000
2,000,000		General Motors Acceptance Corp LLC	8.000	11/01/31	2,225,000
3,000,000	g	General Motors Financial Co, Inc	4.750	08/15/17	3,105,000
3,200,000	g	General Motors Financial Co, Inc	3.250	05/15/18	3,112,000
7,000,000		GMAC, Inc	8.000	03/15/20	8,050,000
4,000,000		GMAC, Inc	7.500	09/15/20	4,495,000
7,000,000		GMAC, Inc	8.000	11/01/31	7,875,000
152

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$16,068,000	g,i	ILFC E-Capital Trust I	5.350%	12/21/65	$13,738,140
2,232,000		International Lease Finance Corp	8.750	03/15/17	2,561,220
8,000,000		International Lease Finance Corp	6.250	05/15/19	8,400,000
3,600,000		International Lease Finance Corp	8.250	12/15/20	4,104,000
9,500,000		International Lease Finance Corp	4.625	04/15/21	8,794,872
14,000,000		International Lease Finance Corp	5.875	08/15/22	13,790,000
6,650,000	i	PNC Financial Services Group, Inc	4.850	12/30/49	5,719,000
19,325,000		SLM Corp	5.500	01/15/19	19,136,736
		TOTAL DIVERSIFIED FINANCIALS			139,869,488

ENERGY - 13.0%
1,000,000		Arch Coal, Inc	8.750	08/01/16	1,000,000
5,000,000		Arch Coal, Inc	7.000	06/15/19	3,875,000
4,700,000		Ashland, Inc	6.875	05/15/43	4,512,000
5,700,000	g	Atlas Pipeline Partners LP	4.750	11/15/21	5,151,375
3,855,000		Bill Barrett Corp	7.625	10/01/19	3,932,100
3,500,000		Chaparral Energy, Inc	8.250	09/01/21	3,692,500
7,400,000		Chaparral Energy, Inc	7.625	11/15/22	7,511,000
10,000,000		Chesapeake Energy Corp	5.375	06/15/21	9,975,000
4,546,000		Chesapeake Energy Corp	5.750	03/15/23	4,557,365
7,106,000		Cimarex Energy Co	5.875	05/01/22	7,177,060
2,750,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	2,887,500
1,000,000		Cloud Peak Energy Resources LLC	8.500	12/15/19	1,080,000
11,450,000		Concho Resources, Inc	5.500	04/01/23	11,306,875
1,500,000		Consol Energy Inc	8.250	04/01/20	1,608,750
5,195,000		Continental Resources, Inc	5.000	09/15/22	5,227,469
5,840,000		Crosstex Energy LP	7.125	06/01/22	6,015,200
2,000,000		Crosstex Energy, Inc	8.875	02/15/18	2,125,000
2,210,000		Denbury Resources, Inc	4.625	07/15/23	2,022,150
12,450,000	g	Drill Rigs Holdings, Inc	6.500	10/01/17	12,854,625
3,975,000	g	EDC Finance Ltd	4.875	04/17/20	3,796,125
5,000,000		EP Energy LLC	6.875	05/01/19	5,337,500
11,000,000		EP Energy LLC	9.375	05/01/20	12,375,000
6,030,000		EP Energy LLC	7.750	09/01/22	6,542,550
12,900,000	g	Exterran Partners LP	6.000	04/01/21	12,513,000
2,850,000		Halcon Resources Corp	9.750	07/15/20	3,013,875
13,300,000		Halcon Resources Corp	8.875	05/15/21	13,632,500
6,750,000		Linn Energy LLC	6.500	05/15/19	6,480,000
9,600,000	g	Linn Energy LLC	6.750	11/01/19	9,048,000
5,625,000		Linn Energy LLC	7.750	02/01/21	5,653,125
2,560,000		MarkWest Energy Partners LP	6.750	11/01/20	2,764,800
2,249,000		MarkWest Energy Partners LP	6.250	06/15/22	2,367,072
5,000,000	g	Murphy Oil USA, Inc	6.000	08/15/23	4,975,000
2,800,000		Newfield Exploration Co	6.875	02/01/20	2,940,000
2,300,000		Newfield Exploration Co	5.750	01/30/22	2,294,250
13,900,000	g	Oasis Petroleum, Inc	6.875	03/15/22	14,664,500
4,800,000		Peabody Energy Corp	6.000	11/15/18	4,788,000
1,000,000		Peabody Energy Corp	6.500	09/15/20	985,000
9,500,000		Peabody Energy Corp	6.250	11/15/21	9,215,000
3,000,000		Peabody Energy Corp	4.750	12/15/41	2,407,500
2,665,000		Precision Drilling Corp	6.500	12/15/21	2,784,925
153

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$11,391,000		Precision Drilling Trust	6.625%	11/15/20	$12,045,983
1,000,000		Range Resources Corp	6.750	08/01/20	1,077,500
2,665,000		Range Resources Corp	5.000	08/15/22	2,578,387
4,000,000		Regency Energy Partners LP	5.750	09/01/20	4,020,000
5,400,000		Regency Energy Partners LP	6.500	07/15/21	5,670,000
4,685,000	g	Rockies Express Pipeline LLC	6.000	01/15/19	4,122,800
2,000,000		SandRidge Energy, Inc	8.750	01/15/20	2,120,000
5,175,000		SandRidge Energy, Inc	7.500	03/15/21	5,226,750
1,542,000		SandRidge Energy, Inc	8.125	10/15/22	1,557,420
4,150,000		SandRidge Energy, Inc	7.500	02/15/23	4,108,500
8,850,000		SESI LLC	7.125	12/15/21	9,668,625
4,000,000		SM Energy Co	6.500	11/15/21	4,160,000
5,795,000		SM Energy Co	6.500	01/01/23	5,910,900
4,350,000		Tesoro Corp	5.375	10/01/22	4,154,250
30,900,000		Whiting Petroleum Corp	5.000	03/15/19	30,977,250
4,000,000		WPX Energy, Inc	6.000	01/15/22	4,055,000
		TOTAL ENERGY			326,542,056

FOOD & STAPLES RETAILING - 1.3%
15,000,000	g	Ingles Markets, Inc	5.750	06/15/23	14,475,000
5,000,000	g	Rite Aid Corp	6.750	06/15/21	5,193,750
3,800,000		Stater Bros Holdings, Inc	7.375	11/15/18	4,018,500
7,610,000	g	Sun Merger Sub, Inc	5.250	08/01/18	7,800,250
		TOTAL FOOD & STAPLES RETAILING			31,487,500

FOOD, BEVERAGE & TOBACCO - 1.3%
6,575,000		Del Monte Foods Co	7.625	02/15/19	6,821,563
3,150,000	g	Post Holdings, Inc	7.375	02/15/22	3,311,438
12,185,000		Post Holdings, Inc	7.375	02/15/22	12,809,481
5,509,000		Smithfield Foods, Inc	6.625	08/15/22	5,681,156
5,000,000	g	USJ Acucar e Alcool S.A.	9.875	11/09/19	4,868,750
		TOTAL FOOD, BEVERAGE & TOBACCO			33,492,388

HEALTH CARE EQUIPMENT & SERVICES - 5.5%
816,000		Apria Healthcare Group, Inc	12.375	11/01/14	821,100
1,625,000		CHS/Community Health Systems	5.125	08/15/18	1,653,437
14,950,000		CHS/Community Health Systems	8.000	11/15/19	15,678,812
5,047,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	5,185,792
5,000,000	g	Fresenius Medical Care II	5.625	07/31/19	5,212,500
705,000		HCA Holdings, Inc	7.750	05/15/21	749,944
8,000,000		HCA, Inc	6.500	02/15/20	8,670,000
13,600,000		HCA, Inc	7.500	02/15/22	14,926,000
6,800,000		HCA, Inc	5.875	03/15/22	6,987,000
15,000,000		HCA, Inc	5.875	05/01/23	14,737,500
900,000		HCA, Inc	7.500	11/06/33	893,250
9,200,000		Kinetic Concepts, Inc	10.500	11/01/18	10,154,500
8,000,000		Kinetic Concepts, Inc	12.500	11/01/19	8,360,000
7,295,000		LifePoint Hospitals, Inc	6.625	10/01/20	7,641,513
2,500,000	g	Mallinckrodt International Finance S.A.	3.500	04/15/18	2,459,845
4,450,000	g	Tenet Healthcare Corp	6.000	10/01/20	4,550,125
154

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$4,225,000	g	Tenet Healthcare Corp	4.375%	10/01/21	$3,897,563
17,400,000	g	Tenet Healthcare Corp	8.125	04/01/22	18,161,250
1,750,000		Tenet Healthcare Corp	6.875	11/15/31	1,483,125
5,125,000	g	VPII Escrow Corp	7.500	07/15/21	5,522,188
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			137,745,444

HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
4,800,000	g	First Quality Finance Co, Inc	4.625	05/15/21	4,356,000
4,000,000		Reynolds Group Issuer, Inc	8.500	05/15/18	4,180,000
13,125,000		Reynolds Group Issuer, Inc	5.750	10/15/20	13,174,219
5,000,000		Reynolds Group Issuer, Inc	6.875	02/15/21	5,337,500
1,750,000	g	Spectrum Brands Escrow Corp	6.375	11/15/20	1,824,375
1,750,000	g	Spectrum Brands Escrow Corp	6.625	11/15/22	1,815,625
3,000,000		Spectrum Brands, Inc	6.750	03/15/20	3,187,500
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			33,875,219

INSURANCE - 1.0%
11,200,000	g	Fidelity & Guaranty Life Holdings, Inc	6.375	04/01/21	11,368,000
3,155,000	g	HBOS plc	6.000	11/01/33	2,969,170
11,250,000	g	Onex USI Aquisition Corp	7.750	01/15/21	11,250,000
		TOTAL INSURANCE			25,587,170

MATERIALS - 5.9%
4,750,000		ArcelorMittal	5.750	08/05/20	4,868,750
4,750,000		ArcelorMittal	6.000	03/01/21	4,868,750
4,750,000		ArcelorMittal	6.750	02/25/22	4,999,375
3,700,000		ArcelorMittal	7.500	10/15/39	3,505,750
5,700,000		ArcelorMittal	7.250	03/01/41	5,215,500
3,700,000	g	Belden, Inc	5.500	09/01/22	3,570,500
8,100,000	g	CommScope, Inc	8.250	01/15/19	8,849,250
2,000,000		Crown Americas LLC	6.250	02/01/21	2,090,000
14,400,000	g	Eldorado Gold Corp	6.125	12/15/20	13,896,000
600,000		Greif, Inc	7.750	08/01/19	678,000
24,280,000		Hexion US Finance Corp	6.625	04/15/20	24,280,000
2,500,000		Lafarge S.A.	7.125	07/15/36	2,543,750
7,200,000		Momentive Performance Materials, Inc	8.875	10/15/20	7,560,000
1,133,000	g	PolyOne Corp	5.250	03/15/23	1,070,685
3,000,000		Rockwood Specialties Group, Inc	4.625	10/15/20	3,015,000
10,500,000		Rosetta Resources, Inc	5.625	05/01/21	9,975,000
2,778,000	g	Sappi Papier Holding AG.	6.625	04/15/21	2,583,540
2,000,000	g	Sappi Papier Holding GmbH	7.750	07/15/17	2,080,000
5,800,000	g	Sappi Papier Holding GmbH	8.375	06/15/19	6,061,000
8,000,000	g	Silgan Holdings, Inc	5.500	02/01/22	7,780,000
800,000		Steel Dynamics, Inc	6.125	08/15/19	834,000
650,000		Steel Dynamics, Inc	6.375	08/15/22	672,750
11,140,000		Tronox Finance LLC	6.375	08/15/20	11,028,600
4,200,000		United States Steel Corp	7.500	03/15/22	4,294,500
2,645,000	g	USG Corp	7.875	03/30/20	2,866,519
6,750,000		Verso Paper Holdings LLC	11.750	01/15/19	6,969,375
		TOTAL MATERIALS			146,156,594
155

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
MEDIA - 8.3%
$1,825,000		AMC Entertainment Holdings, Inc	9.750%	12/01/20	$2,080,500
7,700,000		AMC Entertainment, Inc	8.750	06/01/19	8,277,500
4,500,000		Cablevision Systems Corp	5.875	09/15/22	4,410,000
5,375,000		CCO Holdings LLC	8.125	04/30/20	5,845,312
4,175,000		CCO Holdings LLC	6.500	04/30/21	4,237,625
1,960,000		CCO Holdings LLC	6.625	01/31/22	1,989,400
10,700,000		CCO Holdings LLC	5.125	02/15/23	9,817,250
1,000,000		Cinemark USA, Inc	7.375	06/15/21	1,080,000
10,670,000		Cinemark USA, Inc	5.125	12/15/22	10,003,125
940,000		Clear Channel Worldwide Holdings, Inc	7.625	03/15/20	963,500
13,110,000		Clear Channel Worldwide Holdings, Inc	7.625	03/15/20	13,536,075
2,010,000		Clear Channel Worldwide Holdings, Inc	6.500	11/15/22	2,040,150
10,250,000		CSC Holdings LLC	6.750	11/15/21	10,967,500
3,705,000		DISH DBS Corp	4.625	07/15/17	3,788,362
13,900,000		DISH DBS Corp	4.250	04/01/18	13,917,375
8,000,000		DISH DBS Corp	6.750	06/01/21	8,410,000
7,000,000		DISH DBS Corp	5.875	07/15/22	6,895,000
4,075,000		Lamar Media Corp	5.875	02/01/22	4,075,000
8,000,000		Lamar Media Corp	5.000	05/01/23	7,420,000
8,000,000		Nielsen Finance LLC	4.500	10/01/20	7,700,000
14,250,000	g	PNK Finance Corp	6.375	08/01/21	14,535,000
7,650,000		Regal Entertainment Group	5.750	06/15/23	7,210,125
2,275,000		Regal Entertainment Group	5.750	02/01/25	2,098,688
15,400,000	g	Sirius XM Radio, Inc	5.875	10/01/20	15,534,750
2,000,000	g	Unitymedia Hessen GmbH & Co KG	7.500	03/15/19	2,160,000
13,100,000	g	Unitymedia Hessen GmbH & Co KG	5.500	01/15/23	12,412,250
5,193,000	g	Univision Communications, Inc	7.875	11/01/20	5,679,844
2,000,000	g	Univision Communications, Inc	8.500	05/15/21	2,190,000
7,625,000	g	Univision Communications, Inc	6.750	09/15/22	8,044,375
8,025,000	g	Univision Communications, Inc	5.125	05/15/23	7,683,937
2,700,000		WideOpenWest Finance LLC	10.250	07/15/19	2,929,500
		TOTAL MEDIA			207,932,143

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.0%
2,577,000		Endo Health Solutions, Inc	7.250	01/15/22	2,654,310
3,389,000		Endo Pharmaceuticals Holdings, Inc	7.000	07/15/19	3,490,670
1,250,000		Endo Pharmaceuticals Holdings, Inc	7.000	12/15/20	1,281,250
11,425,000		Hospira, Inc	5.200	08/12/20	11,623,738
2,000,000	g	Valeant Pharmaceuticals International	7.000	10/01/20	2,120,000
14,200,400	g	Valeant Pharmaceuticals International, Inc	6.375	10/15/20	14,768,416
1,900,000	g	Valeant Pharmaceuticals International, Inc	6.750	08/15/21	1,976,000
10,000,000	g	Valeant Pharmaceuticals International, Inc	7.250	07/15/22	10,650,000
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			48,564,384

RETAILING - 4.5%
4,000,000		AmeriGas Finance LLC	7.000	05/20/22	4,160,000
5,000,000		AmeriGas Partners LP	6.250	08/20/19	5,175,000
12,500,000		Asbury Automotive Group, Inc	8.375	11/15/20	13,781,250
2,000,000		AutoNation, Inc	6.750	04/15/18	2,262,500
4,166,000		AutoNation, Inc	5.500	02/01/20	4,337,847
156

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$13,700,000	g	BC Mountain LLC	7.000%	02/01/21	$13,597,250
4,080,000	g	Continental Rubber Of America Corp	4.500	09/15/19	4,255,440
4,180,000		Ferrellgas LP	6.500	05/01/21	4,169,550
10,838,000		Ferrellgas Partners LP	8.625	06/15/20	11,244,425
1,275,000		JC Penney Corp, Inc	5.650	06/01/20	953,063
3,000,000		JC Penney Corp, Inc	6.375	10/15/36	2,092,500
1,875,000		Limited Brands, Inc	7.000	05/01/20	2,071,875
1,000,000		Limited Brands, Inc	6.625	04/01/21	1,081,250
4,000,000	g,o	New Academy Finance Co LLC	8.000	06/15/18	4,100,000
11,759,000		Penske Automotive Group, Inc	5.750	10/01/22	11,523,820
3,460,000		Sally Holdings LLC	5.750	06/01/22	3,468,650
12,275,000	g,o	Schaeffler Holding Finance BV	6.875	08/15/18	12,858,062
5,000,000		Sonic Automotive, Inc	7.000	07/15/22	5,350,000
3,975,000		Sonic Automotive, Inc	5.000	05/15/23	3,637,125
4,325,000	g	WEX, Inc	4.750	02/01/23	3,935,750
		TOTAL RETAILING			114,055,357

SOFTWARE & SERVICES - 2.5%
8,400,000	g	Activision Blizzard, Inc	5.625	09/15/21	8,410,500
4,450,000	g	Activision Blizzard, Inc	6.125	09/15/23	4,472,250
12,575,000	g	BMC Software Finance, Inc	8.125	07/15/21	13,046,563
7,700,000	g	Ceridian Corp	11.000	03/15/21	8,912,750
5,775,000		Equinix, Inc	4.875	04/01/20	5,601,750
4,800,000	g	IMS Health, Inc	12.500	03/01/18	5,664,000
2,000,000	g	IMS Health, Inc	6.000	11/01/20	2,042,500
6,725,000		NCR Corp	4.625	02/15/21	6,304,688
3,000,000	g	Nielsen Co Luxembourg SARL	5.500	10/01/21	3,003,750
5,580,000		SunGard Data Systems, Inc	6.625	11/01/19	5,691,600
2,000,000		SunGard Data Systems, Inc	7.625	11/15/20	2,140,000
		TOTAL SOFTWARE & SERVICES			65,290,351

TECHNOLOGY HARDWARE & EQUIPMENT - 1.3%
2,825,000	g	NXP BV	3.750	06/01/18	2,754,375
9,500,000	g	NXP Funding LLC	5.750	02/15/21	9,642,500
7,850,000	g	NXP Funding LLC	5.750	03/15/23	7,771,500
2,500,000		Scientific Games Corp	8.125	09/15/18	2,668,750
5,611,000		Scientific Games Corp	9.250	06/15/19	6,045,853
4,000,000		Scientific Games International, Inc	6.250	09/01/20	4,030,000
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			32,912,978

TELECOMMUNICATION SERVICES - 10.1%
9,500,000		CenturyLink, Inc	5.625	04/01/20	9,274,375
6,000,000		CenturyLink, Inc	6.450	06/15/21	5,970,000
7,300,000		CenturyLink, Inc	5.800	03/15/22	6,862,000
3,300,000		CenturyLink, Inc	7.650	03/15/42	2,937,000
3,200,000		Citizens Communications Co	7.125	03/15/19	3,396,000
2,750,000		Citizens Communications Co	9.000	08/15/31	2,695,000
8,800,000	g,o	CommScope Holding Co, Inc	6.625	06/01/20	8,756,000
6,650,000		Frontier Communications Corp	8.500	04/15/20	7,348,250
3,225,000		Frontier Communications Corp	7.125	01/15/23	3,216,937
3,000,000		Intelsat Jackson Holdings S.A.	7.250	04/01/19	3,210,000
6,000,000		Intelsat Jackson Holdings S.A.	7.250	10/15/20	6,405,000
157

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$4,837,000		Intelsat Jackson Holdings S.A.	7.500%	04/01/21	$5,223,960
4,250,000	g	Intelsat Jackson Holdings S.A.	6.625	12/15/22	4,218,125
11,050,000	g	Intelsat Jackson Holdings S.A.	5.500	08/01/23	10,331,750
1,800,000	g	Intelsat Luxembourg S.A.	6.750	06/01/18	1,867,500
11,050,000	g	Intelsat Luxembourg S.A.	7.750	06/01/21	11,436,750
6,450,000	g	Intelsat Luxembourg S.A.	8.125	06/01/23	6,804,750
750,000	g	Lynx I Corp	5.375	04/15/21	731,250
16,200,000	g	Lynx II Corp	6.375	04/15/23	16,119,000
6,650,000	g	MetroPCS Wireless, Inc	6.625	04/01/23	6,666,625
9,724,000		Sprint Capital Corp	6.900	05/01/19	9,991,410
3,507,000		Sprint Capital Corp	6.875	11/15/28	3,129,998
2,050,000		Sprint Capital Corp	8.750	03/15/32	2,083,313
12,825,000	g	Sprint Corp	7.250	09/15/21	12,953,250
15,000,000	g	Sprint Corp	7.875	09/15/23	15,300,000
5,000,000		Sprint Nextel Corp	6.000	12/01/16	5,300,000
4,500,000	g	Sprint Nextel Corp	9.000	11/15/18	5,276,250
3,125,000	g	Sprint Nextel Corp	7.000	03/01/20	3,359,375
16,375,000		Sprint Nextel Corp	6.000	11/15/22	15,065,000
10,638,000		Starz LLC	5.000	09/15/19	10,531,620
2,850,000	g	T-Mobile USA, Inc	5.250	09/01/18	2,899,875
2,750,000	g	Wind Acquisition Finance S.A.	11.750	07/15/17	2,921,875
13,786,000	g	Wind Acquisition Finance S.A.	7.250	02/15/18	14,268,510
2,725,000	g	Wind Acquisition Finance S.A.	6.500	04/30/20	2,793,125
2,500,000		Windstream Corp	7.875	11/01/17	2,787,500
2,105,000		Windstream Corp	8.125	09/01/18	2,262,875
2,000,000		Windstream Corp	7.500	04/01/23	1,975,000
8,575,000		Windstream Corp	6.375	08/01/23	7,846,125
9,500,000	g	Windstream Holdings, Inc	7.750	10/01/21	9,808,750
		TOTAL TELECOMMUNICATION SERVICES			254,024,123

TRANSPORTATION - 2.3%
4,000,000	g	Bombardier, Inc	7.500	03/15/18	4,490,000
6,000,000	g	Bombardier, Inc	7.750	03/15/20	6,780,000
7,825,000	g	Bombardier, Inc	6.125	01/15/23	7,825,000
2,525,000		Bristow Group, Inc	6.250	10/15/22	2,626,000
8,420,000		Gulfmark Offshore, Inc	6.375	03/15/22	8,420,000
8,700,000		Hertz Corp	6.750	04/15/19	9,200,250
5,650,000		Hertz Corp	5.875	10/15/20	5,819,500
2,000,000		Hertz Corp	7.375	01/15/21	2,150,000
8,750,000	g	Meccanica Holdings USA, Inc	6.250	07/15/19	9,012,500
1,800,000	g	Meccanica Holdings USA, Inc	7.375	07/15/39	1,655,393
		TOTAL TRANSPORTATION			57,978,643

UTILITIES - 4.3%
5,600,000		AES Corp	8.000	10/15/17	6,440,000
11,145,000		AES Corp	7.375	07/01/21	12,259,500
2,775,000		AES Corp	4.875	05/15/23	2,594,625
5,400,000	g	Calpine Corp	7.500	02/15/21	5,737,500
7,681,000	g	Calpine Corp	7.875	01/15/23	8,084,253
5,435,000		El Paso Corp	7.750	01/15/32	5,556,124
6,120,000	g	Inergy Midstream LP	6.000	12/15/20	6,074,100
158

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,000,000		NRG Energy, Inc	7.625%	05/15/19	$3,165,000
3,000,000		NRG Energy, Inc	8.250	09/01/20	3,292,500
11,320,000		NRG Energy, Inc	7.875	05/15/21	12,112,400
6,750,000		NRG Energy, Inc	6.625	03/15/23	6,615,000
1,765,000		QEP Resources, Inc	5.375	10/01/22	1,685,575
2,335,000		Questar Market Resources, Inc	6.875	03/01/21	2,480,937
8,335,000	g	Sabine Pass Liquefaction LLC	5.625	02/01/21	8,157,881
4,750,000	g	Sabine Pass Liquefaction LLC	5.625	04/15/23	4,554,063
7,570,000		Sabine Pass LNG LP	7.500	11/30/16	8,327,000
7,445,000	g	Sabine Pass LNG LP	6.500	11/01/20	7,556,675
1,055,000		Suburban Propane Partners LP	7.500	10/01/18	1,128,850
1,397,000		Suburban Propane Partners LP	7.375	08/01/21	1,494,790
		TOTAL UTILITIES			107,316,773

		TOTAL CORPORATE BONDS			2,131,609,308
		(Cost $2,121,393,712)

		TOTAL BONDS			2,131,609,308
		(Cost $2,121,393,712)

SHARES		COMPANY
PREFERRED STOCKS - 0.3%

BANKS - 0.2%
180,000		Regions Financial Corp	6.375	12/30/49	4,060,800
		TOTAL BANKS			4,060,800

DIVERSIFIED FINANCIALS - 0.1%
122,440		GMAC Capital Trust I	8.125	02/15/40	3,215,754
		TOTAL DIVERSIFIED FINANCIALS			3,215,754
		TOTAL PREFERRED STOCKS			7,276,554
		(Cost $7,561,000)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 2.8%

GOVERNMENT AGENCY DEBT - 2.1%
$47,500,000		Federal Home Loan Bank (FHLB)	0.025	12/06/13	47,498,242
5,925,000		Federal National Mortgage Association (FNMA)	0.050	10/16/13	5,924,877
		TOTAL GOVERNMENT AGENCY DEBT			53,423,119

TREASURY DEBT - 0.7%
16,000,000		United States Treasury Bill	0.047	12/19/13	15,999,472
		TOTAL TREASURY DEBT			15,999,472

		TOTAL SHORT-TERM INVESTMENTS			69,422,591
		(Cost $69,421,049)

		TOTAL INVESTMENTS - 100.0%			2,502,408,983
		(Cost $2,491,611,754)
		OTHER ASSETS & LIABILITIES, NET - 0.0%			1,054,111
		NET ASSETS - 100.0%			$2,503,463,094
159

TIAA-CREF FUNDS - High-Yield Fund

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration to qualified institutional buyers. At 9/30/2013, the aggregate value of these securities was $799,883,353 or 32.0% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
o	Payment in Kind Bond.
160

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

TIAA-CREF FUNDS

INFLATION-LINKED BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2013

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
GOVERNMENT BONDS - 99.1%

U.S. TREASURY SECURITIES - 99.1%
$25,477,535	k	United States Treasury Inflation Indexed Bonds	2.000%	07/15/14	$26,120,435
54,528,380	k	United States Treasury Inflation Indexed Bonds	1.625	01/15/15	56,351,700
58,950,882	k	United States Treasury Inflation Indexed Bonds	0.500	04/15/15	60,221,981
42,474,492	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/15	44,843,762
44,169,808	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/16	47,237,533
89,840,564	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/16	92,198,879
42,037,221	k	United States Treasury Inflation Indexed Bonds	2.500	07/15/16	46,385,467
38,604,836	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/17	42,818,207
98,462,775	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/17	101,532,056
30,947,088	k	United States Treasury Inflation Indexed Bonds	2.625	07/15/17	35,115,289
32,968,911	k	United States Treasury Inflation Indexed Bonds	1.625	01/15/18	36,232,306
26,778,780	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/18	27,586,321
31,767,390	k	United States Treasury Inflation Indexed Bonds	1.375	07/15/18	34,869,666
30,895,936	k	United States Treasury Inflation Indexed Bonds	2.125	01/15/19	35,066,887
34,911,272	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/19	39,547,908
41,317,335	k	United States Treasury Inflation Indexed Bonds	1.375	01/15/20	45,319,952
63,830,658	k	United States Treasury Inflation Indexed Bonds	1.250	07/15/20	69,834,698
70,563,935	k	United States Treasury Inflation Indexed Bonds	1.125	01/15/21	75,977,530
69,369,663	k	United States Treasury Inflation Indexed Bonds	0.625	07/15/21	72,204,039
73,289,355	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/22	72,367,521
101,578,000	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/22	100,054,330
61,732,000	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/23	60,053,630
18,067,680	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/23	17,974,523
59,922,211	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	71,518,118
40,081,188	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	46,240,544
32,442,227	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	39,039,645
34,594,611	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	38,737,869
36,198,682	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	50,044,678
35,022,720	k	United States Treasury Inflation Indexed Bonds	2.500	01/15/29	43,047,861
42,611,149	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	61,080,440
12,803,559	k	United States Treasury Inflation Indexed Bonds	3.375	04/15/32	17,924,982
19,997,117	k	United States Treasury Inflation Indexed Bonds	2.125	02/15/40	23,662,209
26,418,464	k	United States Treasury Inflation Indexed Bonds	2.125	02/15/41	31,291,428
44,142,406	k	United States Treasury Inflation Indexed Bonds	0.750	02/15/42	37,779,675
33,020,325	k	United States Treasury Inflation Indexed Bonds	0.625	02/15/43	27,071,515
13,000,000		United States Treasury Note	1.750	05/15/23	12,046,333
		TOTAL U.S. TREASURY SECURITIES			1,739,399,917

		TOTAL GOVERNMENT BONDS			1,739,399,917
		(Cost $1,684,440,588)
161

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
SHORT-TERM INVESTMENTS - 0.3%

GOVERNMENT AGENCY DEBT - 0.3%
$5,000,000	Federal Home Loan Bank (FHLB)	0.035%	12/02/13	$4,999,830
	TOTAL GOVERNMENT AGENCY DEBT			4,999,830

	TOTAL SHORT-TERM INVESTMENTS			4,999,830
	(Cost $4,999,699)

	TOTAL INVESTMENTS - 99.4%			1,744,399,747
	(Cost $1,689,440,287)
	OTHER ASSETS & LIABILITIES, NET - 0.6%			11,519,495
	NET ASSETS - 100.0%			$1,755,919,242

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
162

TIAA-CREF FUNDS - Short-Term Bond Fund

TIAA-CREF FUNDS

SHORT-TERM BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2013

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 0.9%

CAPITAL GOODS - 0.1%
$995,000	i	Apex Tool Group LLC	4.500%	01/31/20	$995,627
486,325	i	TransDigm, Inc	3.750	02/28/20	483,816
		TOTAL CAPITAL GOODS			1,479,443

CONSUMER DURABLES & APPAREL - 0.0%
393,077	i	PVH Corp	3.250	02/13/20	391,665
		TOTAL CONSUMER DURABLES & APPAREL			391,665

CONSUMER SERVICES - 0.1%
900,000	i	ARAMARK Corp	4.000	09/09/19	900,279
		TOTAL CONSUMER SERVICES			900,279

DIVERSIFIED FINANCIALS - 0.2%
1,928,947	i	TransUnion LLC	4.250	02/10/19	1,935,371
		TOTAL DIVERSIFIED FINANCIALS			1,935,371

FOOD, BEVERAGE & TOBACCO - 0.3%
1,859,592	i	Del Monte Foods Co	4.000	03/08/18	1,850,759
1,695,750	i	HJ Heinz Co	3.250	06/07/19	1,694,580
		TOTAL FOOD, BEVERAGE & TOBACCO			3,545,339

MEDIA - 0.2%
298,500	i	Univision Communications, Inc	4.000	03/01/20	294,769
2,000,000	i	Virgin Media Investment Holdings Ltd	3.500	06/08/20	1,986,940
		TOTAL MEDIA			2,281,709

		TOTAL BANK LOAN OBLIGATIONS			10,533,806
		(Cost $10,544,024)

BONDS - 86.8%

CORPORATE BONDS - 36.1%

BANKS - 9.2%
7,000,000	g	Australia & New Zealand Banking Group Ltd	2.400	11/23/16	7,261,800
500,000	g,i	Banco Bradesco S.A.	2.363	05/16/14	502,559
500,000	g	Banco de Credito del Peru	4.750	03/16/16	522,500
500,000		Banco de Oro Unibank, Inc	3.875	04/22/16	503,750
5,825,000	g	Banco del Estado de Chile	2.000	11/09/17	5,683,272
788,000	g	Bank Nederlandse Gemeenten	1.375	09/27/17	784,375
7,000,000	g	Bank Nederlandse Gemeenten	1.375	03/19/18	6,887,916
1,000,000	g	Bank of India	3.625	09/21/18	946,600
250,000	g	Bank of Nova Scotia	1.650	10/29/15	255,225
163

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$4,800,000	g	Bank of Nova Scotia	2.150%	08/03/16	$4,964,160
1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.250	02/24/14	1,005,567
1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	1,018,669
1,000,000		BB&T Corp	3.200	03/15/16	1,047,932
1,000,000		BB&T Corp	1.450	01/12/18	976,372
325,000		BB&T Corp	2.050	06/19/18	323,697
500,000		BDO Unibank, Inc	4.500	02/16/17	511,250
2,800,000	g	Caixa Economica Federal	2.375	11/06/17	2,618,000
1,000,000	g	Caixa Economica Federal	4.500	10/03/18	993,100
4,000,000		Citigroup, Inc	2.500	09/26/18	3,977,784
750,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375	01/19/17	798,027
1,000,000		First Horizon National Corp	5.375	12/15/15	1,080,704
525,000	g	HSBC Bank plc	1.500	05/15/18	510,309
900,000		HSBC USA, Inc	2.375	02/13/15	920,201
2,500,000		HSBC USA, Inc	1.625	01/16/18	2,450,573
1,550,000	g	Hutchison Whampoa International 12 II Ltd	2.000	11/08/17	1,531,927
1,750,000		JPMorgan Chase & Co	1.625	05/15/18	1,694,812
2,500,000	g	National Australia Bank Ltd	2.000	06/20/17	2,547,250
9,000,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	8,820,000
5,000,000	g	SpareBank Boligkreditt AS.	1.250	05/02/18	4,859,000
4,280,000	g	State Bank of India	4.125	08/01/17	4,247,712
300,000	g	State Bank of India	3.250	04/18/18	286,650
12,000,000	g	Toronto-Dominion Bank	2.200	07/29/15	12,361,200
2,200,000	g	Toronto-Dominion Bank	1.625	09/14/16	2,242,900
500,000	g	Turkiye Is Bankasi	3.875	11/07/17	479,375
500,000		Union Bank NA	2.125	06/16/17	502,755
1,000,000		US Bancorp	3.125	04/01/15	1,037,287
500,000		US Bancorp	1.650	05/15/17	502,922
2,000,000		Wells Fargo & Co	1.500	07/01/15	2,025,082
3,500,000		Wells Fargo & Co	2.100	05/08/17	3,573,301
4,000,000		Wells Fargo & Co	1.500	01/16/18	3,936,092
1,000,000		Westpac Banking Corp	3.000	08/04/15	1,042,918
6,000,000	g	Westpac Banking Corp	2.450	11/28/16	6,236,400
2,700,000	g	Westpac Banking Corp	1.250	12/15/17	2,655,720
		TOTAL BANKS			107,127,645

CAPITAL GOODS - 0.7%
2,500,000		Caterpillar Financial Services Corp	1.550	12/20/13	2,506,378
475,000		Caterpillar, Inc	1.500	06/26/17	472,435
925,000		Pentair Finance S.A.	1.350	12/01/15	928,447
1,000,000	g	Schaeffler Finance BV	8.500	02/15/19	1,115,000
1,000,000	g	Sealed Air Corp	8.375	09/15/21	1,132,500
775,000	g	Turlock Corp	1.500	11/02/17	764,093
500,000		United Technologies Corp	1.800	06/01/17	508,734
		TOTAL CAPITAL GOODS			7,427,587

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
1,000,000		Waste Management, Inc	2.600	09/01/16	1,033,416
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			1,033,416
164

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
CONSUMER DURABLES & APPAREL - 0.2%
$1,000,000		Hanesbrands, Inc	8.000%	12/15/16	$1,053,760
500,000		Hanesbrands, Inc	6.375	12/15/20	538,750
1,000,000		Phillips-Van Heusen Corp	7.375	05/15/20	1,090,000
		TOTAL CONSUMER DURABLES & APPAREL			2,682,510

CONSUMER SERVICES - 0.3%
1,000,000		DineEquity, Inc	9.500	10/30/18	1,112,500
1,000,000	g	SABMiller Holdings, Inc	2.450	01/15/17	1,027,407
1,000,000		Walt Disney Co	0.450	12/01/15	994,761
		TOTAL CONSUMER SERVICES			3,134,668

DIVERSIFIED FINANCIALS - 7.9%
2,000,000	g	Abbey National Treasury Services plc	3.875	11/10/14	2,063,682
550,000		American Express Centurion Bank	0.875	11/13/15	549,889
500,000		American Express Centurion Bank	6.000	09/13/17	579,824
1,150,000		American Express Credit Corp	1.750	06/12/15	1,170,959
1,000,000		American Express Credit Corp	1.300	07/29/16	1,005,988
1,000,000		American Express Credit Corp	2.800	09/19/16	1,046,292
2,675,000		Bank of America Corp	3.750	07/12/16	2,834,657
9,350,000		Bank of America Corp	2.000	01/11/18	9,195,267
1,000,000		Bank of New York Mellon Corp	1.200	02/20/15	1,008,980
150,000	i	Bank of New York Mellon Corp	1.969	06/20/17	151,339
500,000		BlackRock, Inc	3.500	12/10/14	517,444
825,000		BlackRock, Inc	1.375	06/01/15	836,862
8,000,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	8,097,600
3,250,000		Capital One Financial Corp	2.125	07/15/14	3,286,023
1,000,000		Capital One Financial Corp	1.000	11/06/15	994,963
1,000,000		Capital One Financial Corp	3.150	07/15/16	1,044,694
1,000,000		Citigroup, Inc	2.250	08/07/15	1,019,558
4,565,000		Citigroup, Inc	5.000	09/15/14	4,737,069
456,000		Citigroup, Inc	5.500	10/15/14	477,842
2,000,000		Citigroup, Inc	1.250	01/15/16	1,998,472
759,000		Citigroup, Inc	5.500	02/15/17	831,040
2,000,000	g	Credit Suisse AG.	1.625	03/06/15	2,029,600
1,675,000		Ford Motor Credit Co LLC	4.250	02/03/17	1,789,774
3,250,000		Ford Motor Credit Co LLC	3.000	06/12/17	3,340,522
825,000		Ford Motor Credit Co LLC	6.625	08/15/17	950,654
500,000		General Electric Capital Corp	3.750	11/14/14	518,600
3,000,000		General Electric Capital Corp	1.625	07/02/15	3,044,178
2,000,000		General Electric Capital Corp	2.300	04/27/17	2,051,870
500,000	g	General Motors Financial Co, Inc	2.750	05/15/16	498,750
1,375,000		Goldman Sachs Group, Inc	3.300	05/03/15	1,421,801
3,025,000		Goldman Sachs Group, Inc	2.375	01/22/18	3,003,550
160,000	g	Hyundai Capital America, Inc	3.750	04/06/16	167,945
200,000	g	Hyundai Capital Services, Inc	4.375	07/27/16	213,544
1,000,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	1,039,661
150,000	g	International Lease Finance Corp	6.500	09/01/14	155,625
200,000		International Lease Finance Corp	5.750	05/15/16	212,056
200,000		International Lease Finance Corp	3.875	04/15/18	193,250
1,000,000		Jefferies Group, Inc	3.875	11/09/15	1,042,084
165

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		John Deere Capital Corp	2.000%	01/13/17	$1,023,369
1,000,000		John Deere Capital Corp	1.400	03/15/17	995,662
10,000,000		JPMorgan Chase & Co	0.800	04/23/15	9,979,250
1,800,000		Morgan Stanley	1.750	02/25/16	1,808,680
5,000,000		Morgan Stanley	2.125	04/25/18	4,873,240
1,000,000		National Rural Utilities Cooperative Finance Corp	1.000	02/02/15	1,006,826
500,000	g	PTTEP Australia International Finance Pty Ltd	4.152	07/19/15	515,569
225,000		State Street Corp	4.300	05/30/14	230,907
1,675,000		State Street Corp	1.350	05/15/18	1,633,031
500,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	505,879
1,000,000		Toyota Motor Credit Corp	1.000	02/17/15	1,008,001
500,000		Toyota Motor Credit Corp	2.050	01/12/17	511,486
750,000	g	Turkiye Vakiflar Bankasi Tao	3.750	04/15/18	697,500
1,000,000		Unilever Capital Corp	2.750	02/10/16	1,044,307
750,000		Unilever Capital Corp	2.200	03/06/19	755,373
		TOTAL DIVERSIFIED FINANCIALS			91,710,988

ENERGY - 3.2%
250,000		Apache Corp	1.750	04/15/17	252,060
2,000,000		Ashland, Inc	3.000	03/15/16	2,025,000
1,000,000		BP Capital Markets plc	5.250	11/07/13	1,004,468
1,600,000		BP Capital Markets plc	1.375	05/10/18	1,552,123
2,000,000		Chevron Corp	1.104	12/05/17	1,971,304
350,000		ConocoPhillips	4.600	01/15/15	367,754
500,000		Devon Energy Corp	5.625	01/15/14	507,438
625,000		Devon Energy Corp	1.875	05/15/17	626,391
2,450,000		Ecopetrol S.A.	4.250	09/18/18	2,520,437
390,000	g	Empresa Nacional del Petroleo	4.875	03/15/14	395,125
1,150,000		EOG Resources, Inc	2.950	06/01/15	1,194,117
5,350,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	05/23/16	5,644,250
350,000		Marathon Petroleum Corp	3.500	03/01/16	367,586
2,000,000		Newfield Exploration Co	6.875	02/01/20	2,100,000
375,000		Noble Holding International Ltd	3.450	08/01/15	390,034
1,550,000		Noble Holding International Ltd	2.500	03/15/17	1,558,184
500,000	g	Novatek Finance Ltd	5.326	02/03/16	529,300
500,000		Occidental Petroleum Corp	2.500	02/01/16	517,517
1,850,000	i	Petrobras Global Finance BV	1.884	05/20/16	1,840,750
975,000		Petrobras International Finance Co	3.875	01/27/16	1,005,994
925,000		Petrobras International Finance Co	3.500	02/06/17	939,292
500,000		Petroleos Mexicanos	4.875	03/15/15	525,000
625,000		Petroleos Mexicanos	3.500	07/18/18	632,813
400,000		Phillips 66	1.950	03/05/15	406,066
1,000,000	g	PTT Exploration & Production PCL	3.707	09/16/18	1,010,017
509,000		Range Resources Corp	6.750	08/01/20	548,448
2,400,000	g	Rosneft Oil Co via Rosneft International Finance Ltd	3.149	03/06/17	2,400,000
100,000		Statoil ASA	2.900	10/15/14	102,592
750,000		Statoil ASA	1.200	01/17/18	735,170
1,000,000		Total Capital Canada Ltd	1.625	01/28/14	1,004,345
166

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		Total Capital Canada Ltd	1.450%	01/15/18	$493,350
750,000		Total Capital International S.A.	1.500	02/17/17	755,683
1,000,000		Vale Overseas Ltd	6.250	01/23/17	1,120,938
475,000		Valero Energy Corp	4.500	02/01/15	497,549
		TOTAL ENERGY			37,541,095

FOOD & STAPLES RETAILING - 0.1%
1,075,000		CVS Caremark Corp	3.250	05/18/15	1,118,416
		TOTAL FOOD & STAPLES RETAILING			1,118,416

FOOD, BEVERAGE & TOBACCO - 1.3%
700,000		Anheuser-Busch InBev Worldwide, Inc	4.125	01/15/15	732,281
500,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	523,143
2,075,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	2,066,270
2,000,000		Coca-Cola Co	0.750	03/13/15	2,007,918
600,000		Coca-Cola Co	1.800	09/01/16	616,811
1,000,000		Coca-Cola Enterprises, Inc	1.125	11/12/13	1,000,702
225,000		ConAgra Foods, Inc	1.300	01/25/16	225,235
2,000,000		Constellation Brands, Inc	8.375	12/15/14	2,155,000
135,000		General Mills, Inc	5.200	03/17/15	143,834
1,650,000		General Mills, Inc	0.875	01/29/16	1,649,284
1,000,000		Kraft Foods, Inc	5.250	10/01/13	1,000,000
1,000,000	g	Pernod-Ricard S.A.	2.950	01/15/17	1,037,475
2,000,000		TreeHouse Foods, Inc	7.750	03/01/18	2,115,000
		TOTAL FOOD, BEVERAGE & TOBACCO			15,272,953

HEALTH CARE EQUIPMENT & SERVICES - 0.7%
1,000,000		Baxter International, Inc	0.950	06/01/16	1,001,997
200,000		Becton Dickinson & Co	1.750	11/08/16	204,108
500,000		Covidien International Finance S.A.	1.350	05/29/15	504,887
500,000	h	Edwards Lifesciences Corp	2.875	10/15/18	498,032
600,000		Express Scripts Holding Co	2.100	02/12/15	609,577
1,000,000	g	Fresenius US Finance II, Inc	9.000	07/15/15	1,110,000
1,000,000		HCA, Inc	7.875	02/15/20	1,078,125
350,000	g	Mallinckrodt International Finance S.A.	3.500	04/15/18	344,378
1,000,000		Medco Health Solutions, Inc	2.750	09/15/15	1,033,224
1,000,000		Thermo Fisher Scientific, Inc	2.050	02/21/14	1,004,944
245,000		Thermo Fisher Scientific, Inc	3.200	05/01/15	253,045
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			7,642,317

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
1,000,000		Ecolab, Inc	3.000	12/08/16	1,048,830
375,000		Ecolab, Inc	1.450	12/08/17	367,658
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			1,416,488

INSURANCE - 1.2%
750,000		Aetna, Inc	1.500	11/15/17	736,426
2,575,000		Berkshire Hathaway Finance Corp	1.300	05/15/18	2,513,756
675,000		Hartford Financial Services Group, Inc	4.000	10/15/17	723,274
2,000,000		MetLife, Inc	2.375	02/06/14	2,014,312
400,000		Principal Financial Group, Inc	1.850	11/15/17	396,547
167

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		Prudential Financial, Inc	3.875%	01/14/15	$1,039,421
1,000,000		Prudential Financial, Inc	6.000	12/01/17	1,159,364
200,000		Prudential Financial, Inc	2.300	08/15/18	201,750
550,000		UnitedHealth Group, Inc	0.850	10/15/15	551,389
2,425,000		UnitedHealth Group, Inc	1.400	10/15/17	2,393,984
1,500,000		Willis Group Holdings plc	4.125	03/15/16	1,575,320
		TOTAL INSURANCE			13,305,543

MATERIALS - 1.4%
2,000,000		Airgas, Inc	2.850	10/01/13	2,000,000
40,000		Airgas, Inc	4.500	09/15/14	41,446
675,000		ArcelorMittal	4.250	08/05/15	695,250
250,000		ArcelorMittal	5.000	02/25/17	260,000
750,000		Barrick Gold Corp	2.500	05/01/18	715,162
1,000,000		Bemis Co, Inc	5.650	08/01/14	1,040,479
300,000		Corning, Inc	1.450	11/15/17	296,561
2,000,000		Crown Americas LLC	6.250	02/01/21	2,090,000
1,000,000		E.I. du Pont de Nemours & Co	3.250	01/15/15	1,034,546
1,324,000		Graphic Packaging International, Inc	7.875	10/01/18	1,443,160
2,000,000		International Paper Co	5.300	04/01/15	2,126,490
500,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	512,093
1,750,000		Sherwin-Williams Co	1.350	12/15/17	1,708,560
1,000,000	g	Sociedad Quimica y Minera de Chile S.A.	6.125	04/15/16	1,081,533
1,000,000		Teck Resources Ltd	2.500	02/01/18	989,459
		TOTAL MATERIALS			16,034,739

MEDIA - 1.5%
1,000,000		CCO Holdings LLC	6.500	04/30/21	1,015,000
2,000,000		DIRECTV Holdings LLC	2.400	03/15/17	2,009,256
525,000		DISH DBS Corp	4.250	04/01/18	525,656
1,000,000		Echostar DBS Corp	6.625	10/01/14	1,050,000
2,000,000		Interpublic Group of Cos, Inc	6.250	11/15/14	2,095,000
1,000,000		Lamar Media Corp	7.875	04/15/18	1,067,500
625,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	615,362
1,000,000		NBC Universal Media LLC	3.650	04/30/15	1,047,985
2,000,000		TCI Communications, Inc	8.750	08/01/15	2,280,596
1,000,000		Time Warner Cable, Inc	7.500	04/01/14	1,032,514
2,000,000		Time Warner Cable, Inc	5.850	05/01/17	2,174,974
250,000		Time Warner, Inc	3.150	07/15/15	260,223
1,000,000		Viacom, Inc	1.250	02/27/15	1,002,706
1,000,000		Viacom, Inc	3.500	04/01/17	1,052,127
		TOTAL MEDIA			17,228,899

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%
1,500,000		AbbVie, Inc	1.200	11/06/15	1,505,427
1,200,000		AbbVie, Inc	1.750	11/06/17	1,190,148
600,000		Johnson & Johnson	2.150	05/15/16	622,774
120,000		Life Technologies Corp	3.500	01/15/16	124,722
1,000,000		Merck & Co, Inc	2.250	01/15/16	1,034,032
3,000,000	g	Mylan, Inc	7.875	07/15/20	3,423,201
168

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		NBTY, Inc	9.000%	10/01/18	$1,097,500
600,000	g	Valeant Pharmaceuticals International, Inc	6.375	10/15/20	624,000
500,000		Watson Pharmaceuticals, Inc	1.875	10/01/17	496,858
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			10,118,662

REAL ESTATE - 0.1%
1,000,000	g	Simon Property Group LP	1.500	02/01/18	974,903
100,000		Ventas Realty LP	3.125	11/30/15	104,450
525,000		Ventas Realty LP	2.000	02/15/18	514,420
		TOTAL REAL ESTATE			1,593,773

RETAILING - 1.0%
750,000		Home Depot, Inc	2.250	09/10/18	757,950
2,000,000		Limited Brands, Inc	5.250	11/01/14	2,075,000
2,212,000		Macy's Retail Holdings, Inc	5.750	07/15/14	2,297,231
1,000,000	g	QVC, Inc	7.500	10/01/19	1,076,127
2,300,000		Target Corp	1.125	07/18/14	2,314,478
1,000,000		Wal-Mart Stores, Inc	3.000	02/03/14	1,008,836
2,000,000		Wal-Mart Stores, Inc	1.125	04/11/18	1,955,314
		TOTAL RETAILING			11,484,936

SOFTWARE & SERVICES - 0.4%
2,500,000		International Business Machines Corp	0.750	05/11/15	2,512,197
1,075,000		International Business Machines Corp	1.250	02/06/17	1,078,524
1,050,000		Oracle Corp	1.200	10/15/17	1,031,246
150,000		SunGard Data Systems, Inc	4.875	01/15/14	151,125
		TOTAL SOFTWARE & SERVICES			4,773,092

TECHNOLOGY HARDWARE & EQUIPMENT - 1.0%
250,000		Amphenol Corp	4.750	11/15/14	260,798
2,500,000		Apple, Inc	1.000	05/03/18	2,408,135
250,000		CC Holdings GS V LLC	2.381	12/15/17	246,461
3,000,000		General Electric Co	0.850	10/09/15	3,006,915
1,000,000		Jabil Circuit, Inc	7.750	07/15/16	1,132,500
1,000,000		L-3 Communications Corp	3.950	11/15/16	1,066,626
725,000	g	NXP BV	3.750	06/01/18	706,875
198,000		Seagate Technology HDD Holdings	6.800	10/01/16	223,740
1,000,000		Tyco Electronics Group S.A.	1.600	02/03/15	1,007,463
1,000,000		Xerox Corp	2.950	03/15/17	1,025,491
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			11,085,004

TELECOMMUNICATION SERVICES - 1.9%
1,000,000		America Movil SAB de C.V.	2.375	09/08/16	1,016,800
1,000,000		American Tower Corp	3.400	02/15/19	988,389
1,000,000		AT&T, Inc	2.500	08/15/15	1,030,024
500,000		AT&T, Inc	2.950	05/15/16	522,815
980,000		AT&T, Inc	1.400	12/01/17	956,642
1,825,000		British Telecommunications plc	1.625	06/28/16	1,834,855
1,000,000		Cellco Partnership	7.375	11/15/13	1,008,066
169

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		France Telecom S.A.	2.125%	09/16/15	$1,015,376
1,000,000	g	Sprint Nextel Corp	9.000	11/15/18	1,172,500
1,000,000		Telecom Italia Capital S.A.	5.250	11/15/13	1,004,517
553,000		Telecom Italia Capital S.A.	6.175	06/18/14	569,166
1,000,000		Telefonica Emisiones SAU	3.992	02/16/16	1,035,876
800,000		Telefonica Emisiones SAU	3.192	04/27/18	789,352
3,000,000		Verizon Communications, Inc	0.700	11/02/15	2,981,226
5,675,000		Verizon Communications, Inc	3.650	09/14/18	5,979,708
		TOTAL TELECOMMUNICATION SERVICES			21,905,312

TRANSPORTATION - 0.4%
350,000	g	Asciano Finance Ltd	3.125	09/23/15	357,067
3,000,000	g	ERAC USA Finance LLC	1.400	04/15/16	2,986,353
400,000	g	Hertz Corp	4.250	04/01/18	393,000
375,000		Northrop Grumman Corp	1.750	06/01/18	368,056
890,000	g	Transnet Ltd	4.500	02/10/16	917,813
		TOTAL TRANSPORTATION			5,022,289

UTILITIES - 2.5%
750,000	g	Abu Dhabi National Energy Co	4.125	03/13/17	784,687
180,000		Alliant Energy Corp	4.000	10/15/14	185,983
2,150,000		American Electric Power Co, Inc	1.650	12/15/17	2,112,162
1,000,000		Commonwealth Edison Co	4.700	04/15/15	1,058,925
2,000,000		Commonwealth Edison Co	1.950	09/01/16	2,045,448
1,000,000		Dominion Resources, Inc	1.800	03/15/14	1,005,329
2,000,000		Dominion Resources, Inc	1.400	09/15/17	1,971,912
500,000		Duke Energy Carolinas LLC	5.750	11/15/13	503,087
1,000,000		Duke Energy Corp	2.100	06/15/18	997,335
1,900,000		FPL Group Capital, Inc	2.600	09/01/15	1,956,495
550,000	g	Israel Electric Corp Ltd	6.700	02/10/17	590,563
1,000,000	g	Israel Electric Corp Ltd	5.625	06/21/18	1,032,500
200,000	g	Korea Hydro & Nuclear Power Co Ltd	3.125	09/16/15	206,486
1,500,000	g	Korea Hydro & Nuclear Power Co Ltd	2.875	10/02/18	1,494,834
1,500,000		Northeast Utilities	1.450	05/01/18	1,461,527
2,950,000		ONEOK Partners LP	2.000	10/01/17	2,928,716
500,000		Pepco Holdings, Inc	2.700	10/01/15	513,991
500,000		PG&E Corp	5.750	04/01/14	512,080
2,000,000		Sempra Energy	2.300	04/01/17	2,038,520
450,000		Williams Partners LP	3.800	02/15/15	467,090
5,000,000		Xcel Energy, Inc	0.750	05/09/16	4,964,950
		TOTAL UTILITIES			28,832,620

		TOTAL CORPORATE BONDS			417,492,952
		(Cost $415,424,937)

GOVERNMENT BONDS - 28.2%

AGENCY SECURITIES - 2.8%
1,000,000		Federal National Mortgage Association (FNMA)	2.500	05/15/14	1,014,832
6,285,004	g	Hospital for Special Surgery	3.500	01/01/23	6,613,597
170

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$19,592,492	i	KE Export Leasing	0.523%	05/19/24	$19,514,102
6,000,000		Private Export Funding Corp (PEFCO)	1.375	02/15/17	6,046,644
		TOTAL AGENCY SECURITIES			33,189,175

FOREIGN GOVERNMENT BONDS - 7.8%
1,225,000	g	Banco Nacional de Desenvolvimento Economico e Social	3.375	09/26/16	1,228,675
7,360,416	g,m	Carpintero Finance Ltd	2.581	11/11/24	7,238,750
1,950,000	g	Croatia Government International Bond	6.250	04/27/17	2,049,099
1,500,000	g	Democratic Socialist Republic of Sri Lanka	7.400	01/22/15	1,545,000
300,000		Export-Import Bank of Korea	8.125	01/21/14	306,579
225,000		Export-Import Bank of Korea	4.125	09/09/15	237,341
1,750,000		Export-Import Bank of Korea	1.250	11/20/15	1,751,291
500,000		Export-Import Bank of Korea	3.750	10/20/16	529,168
925,000		Export-Import Bank of Korea	1.750	02/27/18	900,043
3,500,000		FMS Wertmanagement AoeR	1.000	11/21/17	3,444,700
1,250,000		Hungary Government International Bond	4.125	02/19/18	1,237,500
2,500,000		Hydro Quebec	1.375	06/19/17	2,503,700
1,250,000		Hydro-Quebec	7.500	04/01/16	1,448,625
2,000,000	g	Iceland Government International Bond	4.875	06/16/16	2,092,000
2,370,000	g	Indonesia Government International Bond	6.875	03/09/17	2,621,813
20,000,000	g,i	International Finance Facility for Immunisation	0.434	07/05/16	20,006,118
5,000,000	g	Kommunalbanken AS.	0.875	10/03/16	4,993,500
2,500,000		Korea Development Bank	1.000	01/22/16	2,467,625
6,000,000		Korea Development Bank	1.500	01/22/18	5,782,908
410,000	g	Korea Housing Finance Corp	3.500	12/15/16	429,814
250,000	g	Korea Housing Finance Corp	1.625	09/15/18	235,514
400,000	g	Lithuania Government International Bond	5.125	09/14/17	437,000
400,000	g	Nigeria Government International Bond	5.125	07/12/18	406,000
420,000		Poland Government International Bond	3.875	07/16/15	440,496
3,000,000		Province of New Brunswick Canada	2.750	06/15/18	3,147,210
2,000,000		Province of Nova Scotia Canada	2.375	07/21/15	2,059,420
1,300,000		Province of Ontario Canada	2.700	06/16/15	1,348,685
791,000	g	Qatar Government International Bond	4.000	01/20/15	820,663
550,000		Republic of Italy	4.500	01/21/15	573,154
500,000		Republic of Korea	5.750	04/16/14	513,254
1,000,000	g	Republic of Serbia	4.875	02/25/20	933,750
2,000,000		Republic of Turkey	7.500	07/14/17	2,262,500
700,000	g	Russian Foreign Bond - Eurobond	3.625	04/29/15	727,300
1,600,000	g	Russian Foreign Bond - Eurobond	3.250	04/04/17	1,662,768
500,000		South Africa Government International Bond	6.500	06/02/14	517,300
7,000,000	g	Spain Government International Bond	4.000	03/06/18	7,114,100
3,525,000		Svensk Exportkredit AB	1.125	04/05/18	3,453,090
516,000		United Mexican States	5.875	02/17/14	525,546
		TOTAL FOREIGN GOVERNMENT BONDS			89,991,999

MORTGAGE BACKED - 1.4%
1,945,449		Federal Home Loan Mortgage Corp (FHLMC)	4.000	05/15/37	2,035,428
22,766		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	12/01/17	24,278
133,776		FGLMC	5.500	01/01/19	143,279
132,689		FGLMC	5.500	01/01/19	142,119
1,200,000		Federal National Mortgage Association (FNMA)	1.510	06/01/17	1,214,762
171

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,428,270		FNMA	2.030%	08/01/19	$3,416,948
4,931,512		FNMA	1.570	01/01/20	4,777,143
988,649		FNMA	2.110	01/01/20	980,833
791,084		FNMA	4.500	10/25/28	805,383
3,058,750		Government National Mortgage Association (GNMA)	2.300	10/15/19	3,146,920
		TOTAL MORTGAGE BACKED			16,687,093

MUNICIPAL BONDS - 0.5%
5,000,000		Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	4,977,700
500,000		New Jersey Health Care Facilities Financing Authority	5.000	07/01/16	519,570
		TOTAL MUNICIPAL BONDS			5,497,270

U.S. TREASURY SECURITIES - 15.7%
29,700,000		United States Treasury Note	1.250	04/15/14	29,886,783
3,800,000		United States Treasury Note	0.250	06/30/14	3,804,305
1,635,000		United States Treasury Note	2.625	06/30/14	1,665,848
1,865,000		United States Treasury Note	2.375	10/31/14	1,909,803
6,680,000		United States Treasury Note	0.250	11/30/14	6,687,568
1,355,000		United States Treasury Note	0.250	01/31/15	1,356,271
5,745,000		United States Treasury Note	0.250	02/28/15	5,748,815
21,460,000		United States Treasury Note	0.250	05/31/15	21,455,815
35,790,000	l	United States Treasury Note	0.500	06/15/16	35,756,429
4,600,000		United States Treasury Note	0.625	07/15/16	4,606,109
26,315,000		United States Treasury Note	0.625	08/15/16	26,331,447
36,000,000		United States Treasury Note	0.875	09/15/16	36,264,385
200		United States Treasury Note	0.750	06/30/17	198
600		United States Treasury Note	0.875	01/31/18	592
6,338,300		United States Treasury Note	1.500	08/31/18	6,380,393
		TOTAL U.S. TREASURY SECURITIES			181,854,761

		TOTAL GOVERNMENT BONDS			327,220,298
		(Cost $326,532,326)

STRUCTURED ASSETS - 22.5%

ASSET BACKED - 16.7%
230,520	i	Aames Mortgage Trust	6.480	06/25/32	220,908
		Series - 2002 1 (Class A3)
185,754	i	Accredited Mortgage Loan Trust	0.420	09/25/35	182,633
		Series - 2005 3 (Class A1)
49,869	i	ACE Securities Corp	0.649	08/25/35	49,833
		Series - 2005 HE5 (Class M1)
3,000,000	g	AESOP Funding II	3.270	02/20/18	3,148,773
		Series - 2011 5A (Class A)
1,958,847		Ally Auto Receivables Trust	2.230	03/15/16	1,976,915
		Series - 2011 1 (Class A4)
2,700,000	g	Ally Auto Receivables Trust	2.590	07/15/16	2,737,881
		Series - 2011 2 (Class B)
3,300,000	g	Ally Auto Receivables Trust	1.900	11/15/16	3,317,860
		Series - 2011 5 (Class B)
172

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$8,000,000	g	Ally Master Owner Trust	4.250%	04/15/17	$8,367,760
		Series - 2010 2 (Class A)
2,000,000		Ally Master Owner Trust	1.000	02/15/18	1,992,306
		Series - 2013 1 (Class A2)
1,000,000		Ally Master Owner Trust	1.720	07/15/19	997,755
		Series - 2012 4 (Class A)
1,000,000		Ally Master Owner Trust	1.540	09/15/19	987,958
		Series - 2012 5 (Class A)
1,586,581		AmeriCredit Automobile Receivables Trust	2.040	09/08/15	1,591,596
		Series - 2010 3 (Class B)
2,000,000		AmeriCredit Automobile Receivables Trust	2.330	03/08/16	2,011,404
		Series - 2011 2 (Class B)
3,000,000		AmeriCredit Automobile Receivables Trust	2.450	12/08/16	3,052,977
		Series - 2011 5 (Class B)
4,250,000		AmeriCredit Automobile Receivables Trust	1.310	11/08/17	4,247,501
		Series - 2012 4 (Class B)
202,212	i	Ameriquest Mortgage Securities	0.499	05/25/35	201,846
		Series - 0 R3 (Class A3D)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	1
		Series - 2006 WMC1 (Class N1)
2,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.650	11/20/14	2,045,348
		Series - 2011 2A (Class B)
4,500,000	g	Avis Budget Rental Car Funding AESOP LLC	2.090	04/20/15	4,523,202
		Series - 2010 4A (Class A)
436,795	i	Bear Stearns Asset Backed Securities Trust	0.919	11/25/39	426,606
		Series - 2005 SD3 (Class 2A1)
2,000,000	g	Cabela's Master Credit Card Trust	2.290	09/17/18	2,061,478
		Series - 2010 2A (Class A1)
4,965,000	g	Cabela's Master Credit Card Trust	2.390	06/17/19	5,126,199
		Series - 2011 2A (Class A1)
2,090,000	g	Cabela's Master Credit Card Trust	1.630	02/18/20	2,109,335
		Series - 2012 1A (Class A1)
7,500,000		Capital Auto Receivables Asset Trust	0.970	01/22/18	7,462,905
		Series - 2013 1 (Class A4)
3,500,000		Capital Auto Receivables Asset Trust	1.290	04/20/18	3,449,999
		Series - 2013 1 (Class B)
1,000,000		CarMax Auto Owner Trust	2.630	11/15/16	1,024,474
		Series - 2011 1 (Class B)
155,000		CarMax Auto Owner Trust	2.830	02/15/17	159,192
		Series - 2011 1 (Class C)
5,870,000		CarMax Auto Owner Trust	1.730	02/15/18	5,946,774
		Series - 2012 2 (Class B)
65,852		Centex Home Equity	5.540	01/25/32	66,079
		Series - 2002 A (Class AF6)
452,236	i	Centex Home Equity	0.824	03/25/34	407,664
		Series - 2004 B (Class M1)
337,182	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	242,183
		Series - 2004 2 (Class 1M2)
6,000,000		CNH Equipment Trust	1.550	11/15/17	6,089,592
		Series - 2011 C (Class A4)
173

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$690,377	i	Credit-Based Asset Servicing and Securitization LLC	4.498%	08/25/35	$699,884
		Series - 2005 CB5 (Class AF2)
57,127	i	Credit-Based Asset Servicing and Securitization LLC	4.935	04/25/37	57,822
		Series - 2007 CB4 (Class A2A)
276,241	i	CSMC Trust	0.489	11/25/35	273,085
		Series - 2006 CF1 (Class A1)
8,724,374		Entergy Louisiana Investment Recovery Funding I LLC	2.040	09/01/23	8,749,588
		Series - 2011 A (Class A1)
251,230	g,i	Flagstar Home Equity Loan Trust	5.781	01/25/35	250,913
		Series - 2007 1A (Class AF3)
2,000,000		Ford Credit Auto Owner Trust	2.380	07/15/16	2,052,006
		Series - 2011 A (Class B)
5,000,000		Ford Credit Auto Owner Trust	1.150	07/15/18	4,941,360
		Series - 2013 A (Class B)
2,000,000	g	Ford Credit Floorplan Master Owner Trust	2.410	02/15/16	2,013,468
		Series - 2011 1 (Class B)
6,485,000	g	Ford Credit Floorplan Master Owner Trust	4.200	02/15/17	6,785,923
		Series - 2010 3 (Class A1)
1,800,000		Ford Credit Floorplan Master Owner Trust	1.490	09/15/19	1,791,931
		Series - 2012 5 (Class A)
7,435,000		GE Capital Credit Card Master Note Trust	4.470	03/15/20	8,213,898
		Series - 2010 2 (Class A)
1,000,000	g	Hertz Vehicle Financing LLC	4.170	03/25/16	1,029,448
		Series - 2011 1A (Class B1)
4,230,000	g	Hertz Vehicle Financing LLC	5.290	03/25/16	4,458,238
		Series - 2009 2A (Class A2)
2,540,000	g	Hertz Vehicle Financing LLC	3.290	03/25/18	2,677,566
		Series - 2011 1A (Class A2)
1,000,000	g	Hertz Vehicle Financing LLC	4.960	03/25/18	1,072,172
		Series - 2011 1A (Class B2)
328,988	i	HSI Asset Securitization Corp Trust	0.539	07/25/35	327,320
		Series - 2005 NC1 (Class 2A3)
2,000,000		Hyundai Auto Receivables Trust	2.450	04/15/16	2,041,890
		Series - 2011 A (Class B)
8,000,000		Hyundai Auto Receivables Trust	1.350	06/17/19	7,842,216
		Series - 2013 A (Class C)
1,023,084	i	Lehman XS Trust	0.429	02/25/36	906,954
		Series - 2006 1 (Class 1A1)
224,403	i	Long Beach Mortgage Loan Trust	0.929	02/25/35	223,014
		Series - 2005 1 (Class M1)
2,000,000	g	MMCA Automobile Trust	2.720	10/17/16	2,035,858
		Series - 2011 A (Class B)
1,621,675	i	Morgan Stanley Capital I	0.359	02/25/36	1,598,896
		Series - 2006 NC2 (Class A2C)
264,420	g	Morgan Stanley Capital I	2.602	09/15/47	269,144
		Series - 2011 C1 (Class A1)
3,586,701	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	0.699	01/25/36	3,562,498
		Series - 2005 WCH1 (Class M2)
3,000,000	g	Rental Car Finance Corp	2.510	02/25/16	3,047,178
		Series - 2011 1A (Class A1)
174

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,000,000	g	Rental Car Finance Corp	4.380%	02/25/16	$2,055,466
		Series - 2011 1A (Class B1)
210,024	i	Residential Asset Mortgage Products, Inc	0.479	04/25/35	204,560
		Series - 2005 RZ1 (Class A3)
1,244,983		Residential Funding Mortgage Securities II, Inc	5.790	02/25/36	1,262,884
		Series - 2006 HI2 (Class A3)
447,039		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	453,314
		Series - 2006 HI3 (Class A3)
500,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	495,298
		Series - 2006 HI1 (Class M2)
5,000,000		Santander Drive Auto Receivables Trust	2.090	08/15/16	5,048,270
		Series - 2012 2 (Class B)
3,220,000		Santander Drive Auto Receivables Trust	3.090	05/15/17	3,265,550
		Series - 2011 3 (Class C)
544,929	i	Saxon Asset Securities Trust	6.120	11/25/30	581,594
		Series - 2002 2 (Class AF6)
214,485	i	Securitized Asset Backed Receivables LLC	0.479	10/25/35	209,047
		Series - 2006 OP1 (Class A2C)
7,800,000	g	SLM Student Loan Trust	3.480	10/15/30	8,174,891
		Series - 2012 B (Class A2)
9,000,000	g	SLM Student Loan Trust	3.830	01/17/45	9,397,197
		Series - 2012 A (Class A2)
300,134	i	Soundview Home Equity Loan Trust	0.479	11/25/35	295,700
		Series - 2005 OPT3 (Class A4)
597,306	i	Structured Asset Investment Loan Trust	1.239	11/25/34	583,399
		Series - 2004 10 (Class A9)
254,461	i	Structured Asset Investment Loan Trust	0.779	05/25/35	253,278
		Series - 2005 4 (Class M1)
113,914	i	Structured Asset Investment Loan Trust	0.459	12/25/35	113,665
		Series - 2005 10 (Class A5)
3,420,141	g,i	Structured Asset Securities Corp	0.329	07/25/36	3,312,475
		Series - 2006 EQ1A (Class A4)
1,951,587	g,i	Structured Asset Securities Corp Mortgage Loan Trust	0.399	10/25/36	1,881,586
		Series - 2006 GEL4 (Class A2)
7,000,000	g	Volvo Financial Equipment LLC	0.970	08/15/19	6,939,443
		Series - 2013 1A (Class A4)
44,147	i	Wells Fargo Home Equity Trust	0.319	07/25/36	43,679
		Series - 2006 2 (Class A3)
4,500,000		World Financial Network Credit Card Master Trust	1.680	08/15/18	4,542,588
		Series - 2011 A (Class A)
1,500,000		World Financial Network Credit Card Master Trust	3.960	04/15/19	1,577,997
		Series - 2010 A (Class A)
		TOTAL ASSET BACKED			193,841,088

OTHER MORTGAGE BACKED - 5.8%
5,000,000		Citigroup Commercial Mortgage Trust	1.813	09/10/45	5,006,730
		Series - 2012 GC8 (Class A2)
237,087		Countrywide Alternative Loan Trust	5.500	08/25/34	237,209
		Series - 2004 14T2 (Class A2)
175

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$9,000,000		Credit Suisse Mortgage Capital Certificates	5.509%	09/15/39	$9,615,069
		Series - 2006 C4 (Class AM)
291	i	Greenpoint Mortgage Funding Trust	0.279	09/25/46	291
		Series - 2006 AR4 (Class A1A)
165	i	Greenpoint Mortgage Funding Trust	0.259	10/25/46	165
		Series - 0 AR5 (Class A1A)
2,071,143		GS Mortgage Securities Trust	1.282	01/10/45	2,082,300
		Series - 2012 GC6 (Class A1)
8,750,000		GS Mortgage Securities Trust	1.840	02/10/46	8,708,463
		Series - 2013 GC10 (Class A2)
513,312	i	Impac CMB Trust	0.839	02/25/36	451,827
		Series - 2004 11 (Class 2A1)
9,541,537		JP Morgan Chase Commercial Mortgage Securities Trust	5.257	05/15/47	10,231,638
		Series - 2006 LDP9 (Class A1A)
3,750,000	i	JP Morgan Mortgage Acquisition Corp	5.450	10/25/36	3,653,625
		Series - 0 AV3 (Class )
785,000		LB-UBS Commercial Mortgage Trust	5.378	11/15/38	843,444
		Series - 2006 C7 (Class AM)
5,000,000	i	LB-UBS Commercial Mortgage Trust	5.493	02/15/40	5,161,915
		Series - 2007 C2 (Class AM)
4,500,000		LB-UBS Commercial Mortgage Trust	4.843	07/15/40	4,671,945
		Series - 2005 C3 (Class AJ)
4,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	1.868	11/15/45	4,035,244
		Series - 2012 C6 (Class A2)
231,129	i	Opteum Mortgage Acceptance Corp	0.579	02/25/35	229,365
		Series - 2005 1 (Class A4)
231,163		Residential Accredit Loans, Inc	4.350	03/25/34	235,604
		Series - 2004 QS4 (Class A1)
1,150,998		RFMSI Trust	5.500	03/25/35	1,166,875
		Series - 2005 S2 (Class A6)
610,426	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	621,450
		Series - 2012 1A (Class A)
367,311	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	372,118
		Series - 0 2A (Class A)
8,655,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	9,214,044
		Series - 2007 C30 (Class AM)
560,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	601,465
		Series - 2007 C31 (Class AM)
		TOTAL OTHER MORTGAGE BACKED			67,140,786

		TOTAL STRUCTURED ASSETS			260,981,874
		(Cost $261,776,042)

		TOTAL BONDS			1,005,695,124
		(Cost $1,003,733,305)
176

TIAA-CREF FUNDS - Short-Term Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
SHORT-TERM INVESTMENTS - 11.0%

GOVERNMENT AGENCY DEBT - 2.3%
$26,500,000	Federal Home Loan Bank (FHLB)	0.020%	12/06/13	$26,499,020
	TOTAL GOVERNMENT AGENCY DEBT			26,499,020

TREASURY DEBT - 8.7%
50,000,000	United States Treasury Bill	0.070	01/30/14	49,998,750
50,000,000	United States Treasury Note	1.750	03/31/14	50,419,900
	TOTAL TREASURY DEBT			100,418,650

	TOTAL SHORT-TERM INVESTMENTS			126,917,670
	(Cost $126,906,594)

	TOTAL INVESTMENTS - 98.7%			1,143,146,600
	(Cost $1,141,183,923)
	OTHER ASSETS & LIABILITIES, NET - 1.3%			15,228,573
	NET ASSETS - 100.0%			$1,158,375,173

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration to qualified institutional buyers. At 9/30/2013, the aggregate value of these securities was $281,636,843 or 24.3% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap agreements.
m	Indicates a security that has been deemed illiquid.
177

TIAA-CREF FUNDS - Social Choice Bond Fund

TIAA-CREF FUNDS

SOCIAL CHOICE BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2013

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 0.4%

MEDIA - 0.4%
$250,000	i	Virgin Media Investment Holdings Ltd	3.500%	06/08/20	$248,367
		TOTAL MEDIA			248,367

		TOTAL BANK LOAN OBLIGATIONS			248,367
		(Cost $249,450)

BONDS - 94.9%

CORPORATE BONDS - 41.2%

BANKS - 14.2%
250,000	g,i	Bank of Tokyo-Mitsubishi UFJ Ltd	0.712	02/26/16	250,606
500,000		BB&T Corp	2.050	06/19/18	497,995
250,000	i	Capital One NA	0.700	03/22/16	249,712
250,000		Capital One NA	1.500	03/22/18	242,697
250,000	i	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	0.732	03/18/16	250,870
250,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	1.700	03/19/18	246,818
250,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	239,866
250,000		Discover Bank	2.000	02/21/18	244,435
500,000		Discover Bank	4.200	08/08/23	498,491
515,000		First Niagara Financial Group, Inc	6.750	03/19/20	596,920
500,000	g,i	HSBC Bank plc	0.904	05/15/18	500,464
250,000		HSBC USA, Inc	1.625	01/16/18	245,057
500,000		Huntington Bancshares, Inc	2.600	08/02/18	500,225
500,000		Huntington National Bank	1.350	08/02/16	499,668
250,000		Manufacturers & Traders Trust Co	1.450	03/07/18	244,517
250,000	g	Mizuho Corporate Bank Ltd	1.850	03/21/18	244,212
500,000	i	National City Bank	0.604	12/15/16	492,818
507,000		People’s United Financial, Inc	3.650	12/06/22	483,053
500,000		Regions Financial Corp	2.000	05/15/18	485,329
250,000		Royal Bank of Canada	1.500	01/16/18	246,107
500,000		Royal Bank of Canada	2.200	07/27/18	501,597
250,000	g	Skandinaviska Enskilda Banken AB	1.750	03/19/18	244,855
500,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	490,000
250,000	i	State Street Bank and Trust Co	0.458	12/08/15	248,403
260,000		SVB Financial Group	5.375	09/15/20	286,147
500,000	i	Toronto-Dominion Bank	0.815	04/30/18	501,135
250,000		US Bancorp	2.950	07/15/22	235,192
		TOTAL BANKS			9,767,189

CAPITAL GOODS - 2.1%
250,000	g	Ingersoll-Rand Global Holding Co Ltd	2.875	01/15/19	249,204
250,000	g	Ingersoll-Rand Global Holding Co Ltd	4.250	06/15/23	248,276
250,000		Pentair Finance S.A.	1.350	12/01/15	250,932

178

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$250,000		Pentair Finance S.A.	1.875%	09/15/17	$245,733
250,000	g	Turlock Corp	1.500	11/02/17	246,482
250,000	g	Turlock Corp	4.000	11/02/32	229,824
		TOTAL CAPITAL GOODS			1,470,451

CONSUMER DURABLES & APPAREL - 0.7%
250,000		Mohawk Industries, Inc	3.850	02/01/23	237,954
250,000		Whirlpool Corp	5.150	03/01/43	239,695
		TOTAL CONSUMER DURABLES & APPAREL			477,649

CONSUMER SERVICES - 0.4%
250,000	g	Service Corp International	5.375	01/15/22	238,437
		TOTAL CONSUMER SERVICES			238,437

DIVERSIFIED FINANCIALS - 6.8%
250,000		American Express Co	1.550	05/22/18	244,392
325,000		American Express Credit Corp	2.125	07/27/18	326,263
250,000		Bank of New York Mellon Corp	1.300	01/25/18	244,533
250,000	i	Bank of New York Mellon Corp	0.825	08/01/18	250,123
500,000		Charles Schwab Corp	2.200	07/25/18	504,270
250,000		Discover Financial Services	5.200	04/27/22	263,459
500,000	i	Ford Motor Credit Co LLC	1.516	05/09/16	506,811
500,000		Ford Motor Credit Co LLC	2.375	01/16/18	496,066
500,000		Ford Motor Credit Co LLC	4.375	08/06/23	500,283
500,000	g	Nissan Motor Acceptance Corp	2.650	09/26/18	501,401
250,000	g	RCI Banque S.A.	3.500	04/03/18	254,280
500,000		State Street Corp	1.350	05/15/18	487,472
108,000		Unilever Capital Corp	0.850	08/02/17	105,437
		TOTAL DIVERSIFIED FINANCIALS			4,684,790

ENERGY - 2.0%
250,000		Noble Holding International Ltd	2.500	03/15/17	251,320
500,000	g	Northern Natural Gas Co	4.100	09/15/42	440,430
500,000		Statoil ASA	2.650	01/15/24	462,409
250,000	g	Texas Eastern Transmission LP	2.800	10/15/22	227,134
		TOTAL ENERGY			1,381,293

FOOD, BEVERAGE & TOBACCO - 0.7%
250,000	i	General Mills, Inc	0.564	01/29/16	250,183
250,000	i	PepsiCo, Inc	0.472	02/26/16	250,123
		TOTAL FOOD, BEVERAGE & TOBACCO			500,306

HEALTH CARE EQUIPMENT & SERVICES - 0.7%
500,000	h	Edwards Lifesciences Corp	2.875	10/15/18	498,031
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			498,031

HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
250,000		Colgate-Palmolive Co	1.950	02/01/23	225,207
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			225,207
179

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
INSURANCE - 2.1%
$250,000		Aetna, Inc	1.500%	11/15/17	$245,475
250,000		Principal Financial Group, Inc	1.850	11/15/17	247,842
500,000		Prudential Financial, Inc	2.300	08/15/18	504,375
250,000	i	Prudential Financial, Inc	5.200	03/15/44	226,750
250,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	218,525
		TOTAL INSURANCE			1,442,967

MATERIALS - 0.1%
50,000		Rock Tenn Co	4.000	03/01/23	48,444
		TOTAL MATERIALS			48,444

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.1%
250,000		AbbVie, Inc	1.750	11/06/17	247,947
250,000		Bristol-Myers Squibb Co	3.250	08/01/42	200,076
250,000		Merck & Co, Inc	1.100	01/31/18	244,389
250,000		Merck & Co, Inc	4.150	05/18/43	231,436
250,000	g	Valeant Pharmaceuticals International, Inc	6.375	10/15/20	260,000
250,000	g	VPII Escrow Corp	6.750	08/15/18	267,500
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1,451,348

REAL ESTATE - 2.8%
500,000		Federal Realty Investment Trust	5.950	08/15/14	521,366
500,000		Federal Realty Investment Trust	2.750	06/01/23	447,794
250,000		HCP, Inc	2.625	02/01/20	237,203
250,000		Kilroy Realty LP	3.800	01/15/23	234,702
250,000	g	Simon Property Group LP	1.500	02/01/18	243,726
250,000		Ventas Realty LP	2.000	02/15/18	244,962
		TOTAL REAL ESTATE			1,929,753

RETAILING - 0.4%
250,000		O’Reilly Automotive, Inc	3.800	09/01/22	245,959
		TOTAL RETAILING			245,959

TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
250,000		CC Holdings GS V LLC	2.381	12/15/17	246,461
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			246,461

TELECOMMUNICATION SERVICES - 1.6%
250,000		American Tower Corp	3.500	01/31/23	219,451
150,000		Frontier Communications Corp	7.125	01/15/23	149,625
500,000	g	Sprint Corp	7.250	09/15/21	505,000
250,000		Vodafone Group plc	1.500	02/19/18	243,043
		TOTAL TELECOMMUNICATION SERVICES			1,117,119

TRANSPORTATION - 0.4%
250,000		GATX Corp	3.900	03/30/23	241,757
		TOTAL TRANSPORTATION			241,757

UTILITIES - 3.4%
250,000	g	International Transmission Co	4.625	08/15/43	248,108

180

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$125,000		ITC Holdings Corp	5.300%	07/01/43	$123,296
250,000		NiSource Finance Corp	4.800	02/15/44	223,888
250,000		Northeast Utilities	1.450	05/01/18	243,588
500,000		Northeast Utilities	2.800	05/01/23	461,791
250,000		Northern States Power Co	2.600	05/15/23	233,957
250,000	i	NSTAR Electric Co	0.503	05/17/16	249,227
250,000	g	Topaz Solar Farms LLC	4.875	09/30/39	249,247
250,000	g	Topaz Solar Farms LLC	5.750	09/30/39	269,549
		TOTAL UTILITIES			2,302,651

		TOTAL CORPORATE BONDS			28,269,812
		(Cost $28,901,981)

GOVERNMENT BONDS - 45.2%

AGENCY SECURITIES - 5.4%
500,000		Federal Home Loan Mortgage Corp (FHLMC)	1.000	09/29/17	495,751
225,000	j	Government Trust Certificate	0.000	04/01/21	178,501
244,906	i	KE Export Leasing	0.523	05/19/24	243,926
240,334	i	KE Export Leasing	0.512	02/25/25	239,568
239,757	i	KE Export Leasing	0.492	02/28/25	236,663
250,000	j	Overseas Private Investment Corp (OPIC)	0.000	04/30/15	251,645
246,324		OPIC	3.540	06/15/30	246,661
125,000		OPIC	2.310	11/15/30	115,001
246,429		OPIC	3.590	12/15/30	247,801
250,000		OPIC	3.938	12/20/32	250,000
395,000		United States Department of Housing and Urban Development (HUD)	4.140	08/01/14	408,119
250,000		HUD	2.050	08/01/19	251,020
300,000		HUD	2.450	08/01/20	301,920
250,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	248,710
		TOTAL AGENCY SECURITIES			3,715,286

FOREIGN GOVERNMENT BONDS - 6.8%
240,419	g,m	Carpintero Finance Ltd	2.004	09/18/24	239,694
245,347	g,m	Carpintero Finance Ltd	2.581	11/11/24	241,292
250,000		Council of Europe Development Bank	1.000	03/07/18	243,925
500,000		European Bank for Reconstruction & Development	1.625	04/10/18	505,430
250,000		Export-Import Bank of Korea	1.750	02/27/18	243,255
250,000		Hydro Quebec	1.375	06/19/17	250,370
305,000		International Bank for Reconstruction & Development	2.000	12/04/13	305,627
250,000		International Bank for Reconstruction & Development	0.500	12/16/13	250,099
500,000		International Bank for Reconstruction & Development	0.375	08/24/15	499,657
250,000		International Finance Corp	2.250	04/28/14	252,593
250,000		International Finance Corp	0.500	05/15/15	250,440
500,000		International Finance Corp	0.500	05/16/16	497,384
500,000	g,i	International Finance Facility for Immunisation	0.434	07/05/16	500,153
250,000		Province of Ontario Canada	1.200	02/14/18	245,596

181

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$250,000		Province of Quebec Canada	2.625%	02/13/23	$232,575
		TOTAL FOREIGN GOVERNMENT BONDS			4,758,090

MORTGAGE BACKED - 16.7%
164,434		Federal National Mortgage Association (FNMA)	4.500	10/01/19	174,743
332,873		FNMA	5.000	09/01/25	354,265
410,306		FNMA	3.500	11/01/25	434,243
872,009		FNMA	3.000	05/01/27	905,114
1,197,577		FNMA	2.500	10/01/27	1,205,386
295,982		FNMA	5.000	11/01/33	321,986
269,773		FNMA	5.500	04/01/34	294,768
304,080		FNMA	5.500	08/01/37	332,114
368,397		FNMA	6.000	05/01/38	402,037
1,294,116		FNMA	4.500	08/01/39	1,396,959
719,378		FNMA	4.500	04/01/40	776,516
901,416		FNMA	4.000	10/01/40	952,325
894,072		FNMA	3.500	08/01/42	912,806
244,024		FNMA	3.500	01/01/43	248,904
262,972		Government National Mortgage Association (GNMA)	5.000	10/20/39	287,954
359,669		GNMA	4.000	06/15/40	381,047
725,695		GNMA	4.000	05/20/42	769,565
319,572		GNMA	5.000	06/20/42	349,786
979,791		GNMA	3.000	02/20/43	970,030
		TOTAL MORTGAGE BACKED			11,470,548

MUNICIPAL BONDS - 10.1%
300,000		American Municipal Power	6.270	02/15/50	308,862
250,000		Bay Area Water Supply & Conservation Agency	1.311	10/01/17	246,260
250,000		Bay Area Water Supply & Conservation Agency	2.735	10/01/22	236,587
250,000		California Pollution Control Financing Authority	5.000	07/01/27	249,242
500,000		California Pollution Control Financing Authority	5.000	07/01/37	470,190
250,000		City of Jersey City NJ	1.192	09/01/15	249,258
250,000		City of Jersey City NJ	3.055	09/01/21	236,138
180,000		Commonwealth Financing Authority	1.159	06/01/16	178,870
250,000		Commonwealth Financing Authority	2.675	06/01/21	238,587
500,000		Commonwealth of Massachusetts	5.000	08/01/33	536,420
250,000		Florida Governmental Utility Authority	2.000	10/01/16	247,627
500,000		Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	497,770
250,000	j	Garden State Preservation Trust	0.000	11/01/22	184,252
250,000		Grant County Public Utility District No 2	4.700	01/01/28	249,218
500,000		Guadalupe-Blanco River Authority Industrial Development Corp	1.909	04/15/18	494,120
250,000		Guadalupe-Blanco River Authority Industrial Development Corp	4.633	04/15/33	239,895
200,000		Massachusetts St. Water Pollution Abatement	5.192	08/01/40	215,124
250,000		New York State Energy Research & Development Authority	1.028	07/01/16	249,178
250,000		New York State Energy Research & Development Authority	2.772	07/01/20	249,623
250,000		Niagara Area Development Corp	4.000	11/01/24	225,360
170,000		Ohio State Water Development Authority	4.879	12/01/34	171,399
250,000		Pend Oreille County Public Utility District No Box Canyon	1.987	01/01/16	251,020
205,000		Pend Oreille County Public Utility District No Box Canyon	2.417	01/01/17	205,935
250,000		South Dakota Conservancy District	1.648	08/01/18	247,883
182

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$250,000		State of California	4.988%	04/01/39	$235,247
		TOTAL MUNICIPAL BONDS			6,914,065

U.S. TREASURY SECURITIES - 6.2%
250,000		United States Treasury Bond	2.875	05/15/43	212,188
210,000		United States Treasury Note	0.250	05/31/15	209,959
255,000		United States Treasury Note	0.500	06/15/16	254,761
195,000		United States Treasury Note	0.875	09/15/16	196,432
245,000		United States Treasury Note	1.500	08/31/18	246,627
1,500,000		United States Treasury Note	1.375	09/30/18	1,498,945
450,000		United States Treasury Note	1.875	06/30/20	447,926
1,170,000		United States Treasury Note	2.500	08/15/23	1,158,117
		TOTAL U.S. TREASURY SECURITIES			4,224,955

		TOTAL GOVERNMENT BONDS			31,082,944
		(Cost $31,786,274)

STRUCTURED ASSETS - 8.5%

ASSET BACKED - 2.8%
250,000		Ally Master Owner Trust	1.720	07/15/19	249,439
		Series - 2012 4 (Class A)
250,000	g	Avis Budget Rental Car Funding AESOP LLC	2.100	03/20/19	249,324
		Series - 2012 3A (Class A)
231,942	g	DB/UBS Mortgage Trust	3.742	11/10/46	244,111
		Series - 2011 LC1A (Class A1)
500,000	g	Hertz Vehicle Financing LLC	6.440	02/25/19	565,715
		Series - 2010 1A (Class B3)
170,440	i	Lehman XS Trust	0.429	02/25/36	151,093
		Series - 2006 1 (Class 1A1)
243,896	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	0.699	01/25/36	242,250
		Series - 2005 WCH1 (Class M2)
195,159	g,i	Structured Asset Securities Corp Mortgage Loan Trust	0.399	10/25/36	188,158
		Series - 2006 GEL4 (Class A2)
		TOTAL ASSET BACKED			1,890,090

OTHER MORTGAGE BACKED - 5.7%
227,253	g	7 WTC Depositor LLC Trust	4.082	03/13/31	237,141
		Series - 2012 7WTC (Class A)
500,000		Banc of America Commercial Mortgage Trust	5.390	10/10/45	530,930
		Series - 2006 6 (Class AM)
448,799	i	Countrywide Home Loan Mortgage Pass Through Trust	2.692	11/20/34	415,598
		Series - 2004 HYB6 (Class A2)
255,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	272,427
		Series - 2006 C4 (Class AM)
250,000	g	GS Mortgage Securities Corp II	3.551	04/10/34	247,568
		Series - 2012 ALOH (Class A)
85,697	i	Impac CMB Trust	0.839	02/25/36	75,432
		Series - 2004 11 (Class 2A1)
250,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.507	05/15/45	249,512
		Series - 2012 C6 (Class A3)

183

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$250,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440%	05/15/45	$274,195
		Series - 2006 LDP8 (Class AM)
500,000	i	LB-UBS Commercial Mortgage Trust	5.493	02/15/40	516,192
		Series - 2007 C2 (Class AM)
250,000	g	OBP Depositor LLC Trust	4.646	07/15/45	273,711
		Series - 2010 OBP (Class A)
302,894		RFMSI Trust	5.500	03/25/35	307,072
		Series - 2005 S2 (Class A6)
250,000		UBS Barclays Commercial Mortgage Trust	3.525	05/10/63	247,856
		Series - 2012 C2 (Class A4)
250,000	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	239,381
		Series - 2007 C31 (Class AJ)
		TOTAL OTHER MORTGAGE BACKED			3,887,015

		TOTAL STRUCTURED ASSETS			5,777,105
		(Cost $5,933,722)

		TOTAL BONDS			65,129,861
		(Cost $66,621,977)

SHARES		COMPANY
PREFERRED STOCKS - 0.4%

BANKS - 0.4%
250		M&T Bank Corp	5.000	12/30/49	250,355
		TOTAL BANKS			250,355

		TOTAL PREFERRED STOCKS			250,355
		(Cost $255,625)

		TOTAL INVESTMENTS - 95.7%			65,628,583
		(Cost $67,127,052)
		OTHER ASSETS & LIABILITIES, NET - 4.3%			2,936,916
		NET ASSETS - 100.0%			$68,565,499

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration to qualified institutional buyers. At 9/30/2013, the aggregate value of these securities was $9,614,128 or 14.0% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon.
m	Indicates a security that has been deemed illiquid.
184

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

TIAA-CREF FUNDS

TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2013

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
LONG-TERM MUNICIPAL BONDS - 97.3%

ALABAMA - 0.3%
$1,025,000	Alabama Public School & College Authority	5.000%	05/01/19	$1,189,451
	TOTAL ALABAMA			1,189,451

ARIZONA - 2.3%
1,110,000	Arizona School Facilities Board, COP	5.750	09/01/18	1,311,176
1,225,000	Arizona School Facilities Board, COP	5.000	09/01/19	1,403,887
2,000,000	City of Tucson AZ, GO	5.000	07/01/20	2,321,940
905,000	Phoenix Industrial Development Authority	4.875	09/01/22	860,021
675,000	Phoenix Industrial Development Authority	5.375	09/01/32	615,546
725,000	Phoenix Industrial Development Authority	5.250	06/01/34	741,146
1,000,000	Phoenix Industrial Development Authority	5.625	09/01/42	896,030
	TOTAL ARIZONA			8,149,746

ARKANSAS - 0.3%
1,000,000	Arkansas Development Finance Authority	5.500	12/01/18	1,157,770
	TOTAL ARKANSAS			1,157,770

CALIFORNIA - 13.4%
2,000,000	California State Department of Water Resources	5.000	05/01/20	2,380,280
1,000,000	California State Public Works Board, GO	5.000	11/01/22	1,151,870
1,000,000	City of Los Angeles CA, GO	5.000	09/01/22	1,171,370
1,000,000	City of Los Angeles CA, GO	5.000	09/01/23	1,155,890
2,000,000	County of San Bernardino CA, COP	5.250	08/01/19	2,269,780
2,500,000	East Side Union High School District-Santa Clara County, GO	5.250	02/01/23	2,882,050
635,000	Sacramento City Financing Authority	5.400	11/01/20	721,328
1,855,000	State of California, GO	5.000	03/01/17	2,109,246
3,000,000	State of California, GO	5.000	02/01/18	3,468,330
5,000,000	State of California, GO	5.000	10/01/18	5,849,550
1,000,000	State of California, GO	5.000	03/01/19	1,168,770
850,000	State of California, GO	5.250	02/01/20	1,011,177
2,000,000	State of California, GO	5.000	02/01/22	2,340,940
2,000,000	State of California, GO	5.000	04/01/22	2,340,480
2,000,000	State of California, GO	5.250	10/01/22	2,385,480
3,000,000	State of California, GO	5.000	02/01/23	3,492,870
4,000,000	State of California, GO	5.000	09/01/23	4,666,440
2,000,000	University of California	5.000	05/15/38	2,107,620
1,710,000	West Contra Costa Unified School District, GO	5.700	02/01/21	2,048,922
1,450,000	West Contra Costa Unified School District, GO	6.000	08/01/21	1,783,225
1,810,000	West Contra Costa Unified School District, GO	5.700	02/01/22	2,178,027
	TOTAL CALIFORNIA			48,683,645
185

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
COLORADO - 1.6%
$1,000,000		City & County of Denver CO Airport System Revenue	5.000%	11/15/23	$1,130,470
1,375,000		Denver City & County School District No, GO	5.000	12/01/23	1,627,505
1,000,000		Denver City & County School District No, GO	5.500	12/01/23	1,227,360
1,000,000		Jefferson County Colorado School District, GO	5.000	12/15/23	1,184,240
350,000		Rangely Hospital District, GO	5.000	11/01/15	374,147
350,000		Rangely Hospital District, GO	5.000	11/01/16	382,280
		TOTAL COLORADO			5,926,002

CONNECTICUT - 4.4%
1,400,000		Connecticut State Health & Educational Facility Authority	5.000	07/01/22	1,564,780
1,000,000	i	State of Connecticut	0.300	03/01/16	990,760
1,000,000	i	State of Connecticut	0.410	03/01/17	987,760
3,000,000	i	State of Connecticut	0.950	08/15/18	2,997,210
1,000,000	i	State of Connecticut	0.620	03/01/19	979,100
3,000,000	i	State of Connecticut	1.090	08/15/20	2,994,390
4,000,000		State of Connecticut Special Tax Revenue	5.000	01/01/33	4,287,160
1,000,000		State of Connecticut, GO	5.000	05/15/21	1,180,740
		TOTAL CONNECTICUT			15,981,900

DELAWARE - 0.2%
810,000		Delaware State Health Facilities Authority	5.000	07/01/18	861,557
		TOTAL DELAWARE			861,557

FLORIDA - 1.6%
1,485,000		Broward County School Board, COP	5.250	07/01/16	1,644,311
552,000		City of Lakeland FL, ETM	5.750	10/01/19	594,217
845,000		County of Brevard FL, GO	5.000	07/01/16	900,897
1,365,000		County of Broward FL, GO	5.000	01/01/21	1,607,601
1,000,000		County of Orange FL	5.000	10/01/21	1,140,460
		TOTAL FLORIDA			5,887,486

GEORGIA - 3.0%
2,500,000		City of Atlanta GA Water & Wastewater Revenue	5.000	11/01/23	2,891,975
1,155,000		Columbus Hospital Authority, GO	5.000	07/01/19	1,339,396
1,215,000		Columbus Hospital Authority, GO	5.000	07/01/20	1,419,643
745,000		Fulton County Development Authority	5.000	11/01/17	854,120
1,470,000		Fulton County Development Authority	5.000	11/01/18	1,705,009
1,300,000		Fulton County Development Authority	5.000	11/01/19	1,512,420
445,000		Metropolitan Atlanta Rapid Transit Authority	6.250	07/01/18	486,843
480,000		Municipal Electric Authority of Georgia	6.500	01/01/17	507,638
		TOTAL GEORGIA			10,717,044

HAWAII - 0.7%
1,480,000	h	Hawaii State Department of Budget & Finance	5.500	07/01/43	1,511,213
1,000,000		State of Hawaii, GO	5.000	12/01/22	1,174,620
		TOTAL HAWAII			2,685,833
186

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
ILLINOIS - 12.7%
$1,500,000		Chicago Board of Education	5.250%	12/01/18	$1,654,920
3,200,000		Chicago Board of Education	5.000	12/01/20	3,442,784
5,000,000	i	Chicago Board of Education	0.900	03/01/36	4,862,500
1,000,000		Chicago Board of Education, GO	5.000	12/01/18	1,091,430
2,560,000		Chicago Board of Education, GO	5.000	12/01/18	2,794,061
900,000		Chicago Board of Education, GO	5.000	12/01/18	982,287
1,230,000		Chicago Board of Education, GO	6.000	01/01/20	1,356,013
1,665,000		Chicago Board of Education, GO	5.000	12/01/21	1,770,328
1,000,000		Chicago Public Building Commission	5.250	03/01/24	1,096,620
2,085,000		Chicago State University	5.500	12/01/23	2,271,170
970,000		Chicago Transit Authority	5.000	12/01/22	1,085,624
465,000		Chicago Transit Authority	5.250	12/01/23	524,422
1,220,000		Chicago Transit Authority	5.250	12/01/24	1,355,725
3,000,000		City of Chicago IL O’Hare International Airport Revenue, AMT	5.000	01/01/22	3,356,160
470,000		City of Chicago IL	5.000	01/01/21	529,798
1,650,000		Regional Transportation Authority	6.000	06/01/23	1,950,679
1,500,000		State of Illinois	5.000	06/15/19	1,721,190
935,000		State of Illinois	6.250	12/15/20	1,029,744
3,000,000		State of Illinois, GO	5.000	04/01/18	3,308,910
2,045,000		State of Illinois, GO	5.000	01/01/20	2,126,268
1,835,000		State of Illinois, GO	5.000	01/01/20	2,011,821
1,650,000		State of Illinois, GO	5.000	01/01/20	1,807,047
1,000,000		State of Illinois, GO	5.250	01/01/20	1,109,180
875,000		State of Illinois, GO	5.000	04/01/21	920,587
1,610,000		State of Illinois, GO	5.000	08/01/23	1,714,087
		TOTAL ILLINOIS			45,873,355

INDIANA - 2.7%
770,000		Franklin Community Multi-School Building Corp, GO	5.000	07/15/22	868,445
1,000,000		Griffith Multi-School Building Corp, GO	5.000	07/15/15	1,070,880
1,520,000		Hammond Multi-School Building Corp, GO	5.000	07/15/17	1,680,041
2,120,000		Indiana Bond Bank	5.250	04/01/19	2,409,401
250,000		Indiana Finance Authority	5.000	09/15/18	265,270
250,000		Indiana Finance Authority	5.000	09/15/19	263,930
1,940,000		Indianapolis Local Public Improvement Bond Bank	5.500	01/01/21	2,231,795
400,000		Lawrence Township School Building Corp, GO	5.000	07/10/19	446,792
535,000		New Albany Floyd County School Building Corp, GO	5.000	07/15/15	571,444
		TOTAL INDIANA			9,807,998

KENTUCKY - 1.6%
5,000,000		Kentucky Asset Liability Commission	5.250	09/01/23	5,790,850
		TOTAL KENTUCKY			5,790,850

LOUISIANA - 0.3%
1,000,000		Louisiana Public Facilities Authority	5.250	10/01/24	1,136,040
		TOTAL LOUISIANA			1,136,040
187

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
MAINE - 0.3%
$1,000,000	Maine Health & Higher Educational Facilities Authority	5.000%	07/01/20	$1,138,930
	TOTAL MAINE			1,138,930

MARYLAND - 0.2%
500,000	Maryland Health & Higher Educational Facilities Authority	5.000	05/15/23	565,445
	TOTAL MARYLAND			565,445

MASSACHUSETTS - 1.2%
2,000,000	Commonwealth of Massachusetts	5.000	08/01/20	2,374,080
1,750,000	Massachusetts Development Finance Agency	5.000	07/01/23	2,069,725
	TOTAL MASSACHUSETTS			4,443,805

MICHIGAN - 0.5%
1,005,000	Michigan Municipal Bond Authority	5.000	10/01/19	1,171,428
500,000	Michigan State Building Authority	5.000	10/15/20	565,350
	TOTAL MICHIGAN			1,736,778

MINNESOTA - 1.8%
1,000,000	Minnesota Public Facilities Authority	5.000	03/01/16	1,101,360
3,000,000	St. Paul Port Authority	5.000	12/01/21	3,507,060
1,715,000	University of Minnesota	5.000	08/01/21	2,059,887
	TOTAL MINNESOTA			6,668,307

MISSISSIPPI - 0.7%
2,100,000	Mississippi Development Bank Special Obligation	5.000	07/01/17	2,325,330
	TOTAL MISSISSIPPI			2,325,330

MISSOURI - 0.5%
1,500,000	City of Kansas City MO Airport Revenue	5.000	09/01/19	1,716,375
	TOTAL MISSOURI			1,716,375

NEBRASKA - 1.4%
1,000,000	Central Plains Energy Project	5.000	09/01/22	1,075,080
4,000,000	Omaha Public Power District	5.000	02/01/42	4,148,640
	TOTAL NEBRASKA			5,223,720

NEW JERSEY - 5.2%
4,000,000	New Jersey Economic Development Authority	5.000	09/01/20	4,592,680
3,000,000	New Jersey Economic Development Authority	5.000	03/01/21	3,432,420
1,980,000	New Jersey Economic Development Authority, GO	5.250	12/15/20	2,316,759
60,000	New Jersey State Turnpike Authority, ETM	6.500	01/01/16	64,421
1,815,000	New Jersey Transportation Trust Fund Authority	5.250	12/15/19	2,123,822
500,000	New Jersey Transportation Trust Fund Authority	5.000	06/15/20	578,325
1,025,000	New Jersey Transportation Trust Fund Authority	5.250	12/15/20	1,208,906
2,800,000	New Jersey Transportation Trust Fund Authority	5.250	12/15/20	3,290,280
188

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		New Jersey Transportation Trust Fund Authority	5.250%	06/15/23	$1,141,810
		TOTAL NEW JERSEY			18,749,423

NEW YORK - 14.1%
500,000		Build NYC Resource Corp	5.000	04/01/33	466,930
3,010,000		Build NYC Resource Corp	5.500	04/01/43	2,879,035
3,700,000	i	City of New York NY	0.450	08/01/21	3,692,711
2,000,000	i	City of New York NY	0.540	08/01/21	1,991,100
1,500,000	i	City of New York NY	0.620	08/01/25	1,492,170
1,000,000		Metropolitan Transportation Authority	5.000	11/15/20	1,172,710
1,000,000		Metropolitan Transportation Authority	5.250	11/15/20	1,170,420
1,000,000		Metropolitan Transportation Authority	5.000	11/15/21	1,150,870
1,000,000		Metropolitan Transportation Authority	5.250	11/15/23	1,154,430
5,000,000		Monroe County Industrial Development Corp	5.000	07/01/43	5,163,250
2,000,000		New York City Health & Hospital Corp	5.000	02/15/20	2,315,500
1,000,000		New York State Dormitory Authority	5.000	07/01/16	1,106,280
2,250,000		New York State Dormitory Authority	5.000	10/01/17	2,573,033
1,000,000		New York State Dormitory Authority	5.000	10/01/18	1,156,330
1,000,000		New York State Dormitory Authority	5.000	02/15/19	1,142,070
1,405,000		New York State Dormitory Authority	5.000	07/01/19	1,592,624
1,000,000		New York State Dormitory Authority	5.000	10/01/19	1,159,490
1,100,000		New York State Dormitory Authority	5.000	07/01/20	1,281,544
135,000		New York State Dormitory Authority	5.000	07/01/21	150,760
1,175,000		New York State Dormitory Authority	5.000	02/15/24	1,341,356
1,000,000		New York State Environmental Facilities Corp	5.000	06/15/23	1,203,610
1,100,000		New York State Urban Development Corp	5.000	03/15/18	1,275,934
2,000,000		New York State Urban Development Corp	5.000	03/15/20	2,356,060
5,000,000		New York State Urban Development Corp	5.000	03/15/32	5,390,150
1,635,000		Port Authority of New York & New Jersey, AMT	5.000	09/15/20	1,888,621
2,000,000		Tobacco Settlement Financing Corp	5.000	06/01/18	2,301,300
1,500,000		Westchester County NY Local Development Corp	5.000	01/01/34	1,460,760
1,200,000		Westchester County NY Local Development Corp	5.000	01/01/28	1,178,328
		TOTAL NEW YORK			51,207,376

NORTH CAROLINA - 1.8%
1,000,000		County of New Hanover NC, GO	5.000	12/01/20	1,198,470
5,000,000		University of North Carolina at Greensboro	5.000	04/01/36	5,232,350
		TOTAL NORTH CAROLINA			6,430,820

OHIO - 8.0%
2,000,000		City of Cincinnati OH	5.000	12/01/21	2,383,260
2,500,000		City of Columbus OH	5.000	08/15/23	2,987,875
1,500,000		City of Columbus OH, GO	5.000	07/01/21	1,785,750
1,290,000		Lorain County Port Authority	5.000	11/15/22	1,399,999
1,760,000		Lorain County Port Authority	5.000	11/15/30	1,800,603
5,155,000		Northeast Ohio Regional Sewer District	5.000	11/15/38	5,407,543
1,000,000		Ohio Air Quality Development Authority	5.625	06/01/18	1,089,710
1,500,000		Ohio State Turnpike Commission	5.000	02/15/20	1,714,665
3,000,000		Ohio State Water Development Authority	5.000	06/01/23	3,569,160
1,660,000		State of Ohio	5.000	01/15/21	1,845,837

189

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,200,000		State of Ohio	5.000%	01/01/23	$1,352,676
1,000,000		State of Ohio, GO	5.000	09/15/20	1,186,610
1,000,000		State of Ohio, GO	5.000	08/01/21	1,186,860
1,000,000		State of Ohio, GO	5.000	09/15/22	1,191,410
		TOTAL OHIO			28,901,958

OREGON - 0.3%
740,000		State of Oregon	5.000	05/01/21	881,606
		TOTAL OREGON			881,606

PENNSYLVANIA - 1.4%
1,925,000		Commonwealth of Pennsylvania, GO	5.000	02/15/19	2,253,790
500,000		Delaware River Joint Toll Bridge Commission	5.000	07/01/22	569,790
195,000		Lackawanna Housing Authority	5.000	09/01/16	211,518
1,000,000		Pennsylvania Higher Educational Facilities Authority	5.000	08/15/22	1,142,110
1,000,000	i	Pennsylvania Turnpike Commission	1.220	12/01/19	1,002,080
		TOTAL PENNSYLVANIA			5,179,288

PUERTO RICO - 1.2%
3,200,000		Puerto Rico Commonwealth Infrastructure Financing Authority	5.500	07/01/19	2,718,368
750,000		Puerto Rico Electric Power Authority	5.500	07/01/17	699,173
1,200,000		Puerto Rico Infrastructure Financing Authority	5.500	07/01/21	1,002,792
		TOTAL PUERTO RICO			4,420,333

RHODE ISLAND - 1.0%
315,000		Providence Housing Authority	5.000	09/01/18	352,211
900,000		Rhode Island Student Loan Authority, AMT	5.000	12/01/16	987,219
2,000,000		State of Rhode Island, GO	5.000	08/01/21	2,311,860
		TOTAL RHODE ISLAND			3,651,290

SOUTH CAROLINA - 0.9%
750,000		Lexington County Health Services District, Inc	5.000	11/01/19	863,318
1,120,000		Scago Educational Facilities Corp for Colleton School District	5.000	12/01/16	1,254,579
1,000,000		Scago Public Facilities Corp for Georgetown County	5.000	12/01/19	1,175,600
		TOTAL SOUTH CAROLINA			3,293,497

SOUTH DAKOTA - 0.1%
410,000		State of South Dakota	6.700	09/01/17	450,225
		TOTAL SOUTH DAKOTA			450,225

TENNESSEE - 1.6%
5,500,000		Tennessee State School Bond Authority	5.000	05/01/39	5,801,840
		TOTAL TENNESSEE			5,801,840

TEXAS - 3.7%
970,000		Bexar Metropolitan Water District	5.000	05/01/17	1,080,289
190

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,000,000		City of Dallas TX, GO	5.000%	02/15/18	$2,312,200
1,100,000	i	Harris County Cultural Education Facilities Finance Corp	0.470	06/01/16	1,098,933
1,000,000	i	Harris County Cultural Education Facilities Finance Corp	0.670	06/01/18	995,060
1,065,000	i	Harris County Cultural Education Facilities Finance Corp	0.820	06/01/20	1,051,421
1,500,000		Lewisville Independent School District	5.000	08/15/19	1,766,070
1,500,000		Lewisville Independent School District	5.000	08/15/20	1,777,830
1,000,000		Lubbock Health Facilities Development Corp	5.000	07/01/19	1,145,060
1,000,000		State of Texas, GO	5.000	10/01/22	1,178,550
1,000,000		Texas Water Development Board	5.000	07/15/16	1,120,370
		TOTAL TEXAS			13,525,783

UTAH - 1.0%
2,000,000		Intermountain Power Agency	5.000	07/01/16	2,221,200
1,000,000		State of Utah	5.000	07/01/21	1,200,710
		TOTAL UTAH			3,421,910

VIRGINIA - 1.7%
220,000		Tobacco Settlement Financing Corp, ETM	5.500	06/01/26	232,962
1,000,000		Virginia College Building Authority	5.000	02/01/23	1,188,500
4,480,000		Virginia Resources Authority	5.000	11/01/42	4,764,301
		TOTAL VIRGINIA			6,185,763

WASHINGTON - 1.8%
3,150,000		Port of Seattle WA	5.500	09/01/17	3,601,017
2,470,000		State of Washington, GO	5.000	07/01/23	2,937,472
		TOTAL WASHINGTON			6,538,489

WEST VIRGINIA - 0.8%
695,000		City of Princeton WV	4.000	05/01/15	710,262
1,500,000		City of Princeton WV	5.000	05/01/21	1,598,190
500,000		City of Princeton WV	5.000	05/01/22	526,335
		TOTAL WEST VIRGINIA			2,834,787

WISCONSIN - 1.0%
1,040,000		State of Wisconsin	5.000	05/01/19	1,212,245
1,000,000		State of Wisconsin	5.000	05/01/21	1,179,150
1,000,000		Wisconsin Department of Transportation	5.000	07/01/18	1,160,180
		TOTAL WISCONSIN			3,551,575

		TOTAL LONG-TERM MUNICIPAL BONDS			352,693,330
		(Cost $346,633,179)

		TOTAL INVESTMENTS - 97.3%			352,693,330
		(Cost $346,633,179)
		OTHER ASSETS & LIABILITIES, NET - 2.7%			9,730,129
		NET ASSETS - 100.0%			$362,423,459
191

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

Abbreviation(s):
AMT	Alternative Minimum Tax (subject to)
COP	Certificate of Participation
ETM	Escrowed to Maturity
GO	General Obligation

h	These securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
192

TIAA-CREF FUNDS - Money Market Fund

TIAA-CREF FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2013

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 99.9%

CERTIFICATE OF DEPOSIT - 5.3%
$5,000,000		Banco Del Estado De Chile	0.215%	10/22/13	$5,000,000
2,000,000		Banco Del Estado De Chile	0.205	11/12/13	2,000,000
3,000,000		Bank of Montreal	0.130	10/29/13	3,000,000
11,500,000		Standard Chartered Bank	0.210	12/02/13	11,500,000
10,000,000		Toronto-Dominion Bank	0.120	10/24/13	10,000,000
5,000,000		Toronto-Dominion Bank	0.160	12/30/13	5,000,000
3,000,000		Toronto-Dominion Bank	0.150	01/06/14	3,000,000
5,000,000		Wells Fargo Bank NA	0.180	12/11/13	5,000,000
		TOTAL CERTIFICATE OF DEPOSIT			44,500,000

COMMERCIAL PAPER - 43.0%
3,000,000		American Honda Finance Corp	0.110	10/04/13	2,999,973
5,000,000		American Honda Finance Corp	0.110	10/07/13	4,999,908
4,100,000		American Honda Finance Corp	0.090	10/08/13	4,099,928
3,000,000		American Honda Finance Corp	0.100	10/24/13	2,999,808
3,000,000		American Honda Finance Corp	0.115	11/07/13	2,999,646
5,000,000		American Honda Finance Corp	0.120	11/12/13	4,999,300
3,495,000		Bank of Nova Scotia	0.170	10/01/13	3,495,000
454,000		Bank of Nova Scotia	0.130	11/13/13	453,930
750,000		Bank of Nova Scotia	0.150	12/24/13	749,737
3,000,000		Bank of Nova Scotia	0.175	01/02/14	2,998,644
2,000,000		Bank of Nova Scotia	0.175	01/08/14	1,999,037
1,325,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.150	10/07/13	1,324,967
5,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.170	10/24/13	4,999,457
8,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.190	11/14/13	7,998,142
500,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.190	11/15/13	499,881
3,500,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.190-0.200	12/03/13	3,498,796
5,000,000	y	Bedford Row Funding Corp	0.220	02/03/14	4,996,181
2,130,000	y	Coca-Cola Co	0.125	10/08/13	2,129,948
5,000,000	y	Coca-Cola Co	0.135	10/23/13	4,999,587
4,000,000	y	Coca-Cola Co	0.190	11/18/13	3,998,987
4,500,000	y	Coca-Cola Co	0.185	11/21/13	4,498,821
2,000,000	y	Coca-Cola Co	0.120	12/19/13	1,999,473
8,000,000	y	Coca-Cola Co	0.130	12/20/13	7,997,689
1,500,000	y	Coca-Cola Co	0.130	01/23/14	1,499,383
700,000	y	Coca-Cola Co	0.180	02/10/14	699,538
3,000,000	y	Commonwealth Bank of Australia	0.185	10/08/13	2,999,892
5,400,000	y	Commonwealth Bank of Australia	0.150	11/20/13	5,398,875
9,500,000	y	Commonwealth Bank of Australia	0.150-0.160	11/25/13	9,497,746
1,000,000	y	Commonwealth Bank of Australia	0.190	12/05/13	999,657
1,300,000	y	DBS Bank Ltd	0.200-0.240	01/06/14	1,299,252
2,032,000	y	Fairway Finance LLC	0.210	10/11/13	2,031,881
8,015,000	y	Fairway Finance LLC	0.170	10/25/13	8,014,092
3,815,000	y	Fairway Finance LLC	0.160-0.170	10/28/13	3,814,522

193

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$5,000,000	y	Fairway Finance LLC	0.170%	11/04/13	$4,999,197
1,800,000		General Electric Capital Corp	0.200	10/04/13	1,799,970
7,500,000		General Electric Capital Corp	0.180	11/04/13	7,498,725
3,000,000		General Electric Capital Corp	0.140	12/19/13	2,999,078
2,500,000		General Electric Capital Corp	0.200	12/20/13	2,498,889
5,000,000		General Electric Capital Corp	0.100	01/07/14	4,998,639
10,000,000		General Electric Capital Corp	0.130	01/24/14	9,995,847
161,000		JPMorgan Chase Bank NA	0.260	10/21/13	160,977
223,000		JPMorgan Chase Bank NA	0.260	10/28/13	222,957
346,000		JPMorgan Chase Bank NA	0.200-0.260	11/04/13	345,923
172,000		JPMorgan Chase Bank NA	0.230	11/12/13	171,954
236,000		JPMorgan Chase Bank NA	0.230	01/13/14	235,843
3,000,000	y	Liberty Street Funding LLC	0.170	10/15/13	2,999,802
1,040,000	y	Liberty Street Funding LLC	0.170	10/16/13	1,039,926
5,000,000	y	Liberty Street Funding LLC	0.180	11/01/13	4,999,225
3,375,000	y	Liberty Street Funding LLC	0.170	11/12/13	3,374,331
2,625,000	y	Liberty Street Funding LLC	0.170	11/13/13	2,624,467
6,100,000	y	Merck & Co, Inc	0.040	10/21/13	6,099,864
10,000,000	y	Microsoft Corp	0.070	11/20/13	9,999,028
13,411,000	y	National Australia Funding Delaware, Inc	0.014-0.180	10/01/13	13,411,000
1,500,000	y	National Australia Funding Delaware, Inc	0.160	10/07/13	1,499,960
1,375,000	y	National Australia Funding Delaware, Inc	0.165	10/16/13	1,374,906
1,450,000	y	National Australia Funding Delaware, Inc	0.140	11/04/13	1,449,808
5,000,000	y	National Australia Funding Delaware, Inc	0.165	12/04/13	4,998,533
2,000,000	y	Nestle Capital Corp	0.135	10/16/13	1,999,887
5,280,000	y	Nestle Capital Corp	0.090	11/12/13	5,279,446
2,500,000	y	Nestle Capital Corp	0.100	11/19/13	2,499,660
10,000,000	y	Nestle Capital Corp	0.070	12/06/13	9,998,717
4,000,000	y	Old Line Funding LLC	0.200	10/11/13	3,999,778
2,000,000	y	Old Line Funding LLC	0.200	10/29/13	1,999,689
350,000	y	Old Line Funding LLC	0.215	11/20/13	349,895
5,000,000	y	Old Line Funding LLC	0.240	02/12/14	4,995,533
350,000		PACCAR Financial Corp	0.050	10/04/13	349,999
2,000,000		PACCAR Financial Corp	0.060	10/09/13	1,999,973
4,400,000		PACCAR Financial Corp	0.060	10/17/13	4,399,883
5,000,000	y	Pfizer, Inc	0.030	10/03/13	4,999,992
3,000,000	y	Private Export Funding Corp	0.110	12/17/13	2,999,294
735,000	y	Private Export Funding Corp	0.250	04/07/14	734,040
3,100,000	y	Procter & Gamble Co	0.080	12/12/13	3,099,504
1,000,000		Province of British Columbia	0.150	10/07/13	999,975
3,000,000		Province of British Columbia	0.150	12/02/13	2,999,225
3,000,000		Province of Ontario Canada	0.110	10/21/13	2,999,817
5,000,000		Province of Ontario Canada	0.120	11/06/13	4,999,400
4,500,000	y	Province of Quebec Canada	0.070	10/08/13	4,499,939
1,500,000	y	Province of Quebec Canada	0.110	10/09/13	1,499,963
5,000,000	y	Province of Quebec Canada	0.150	10/17/13	4,999,667
2,000,000	y	Province of Quebec Canada	0.130	11/08/13	1,999,725
1,960,000	y	Province of Quebec Canada	0.105	11/13/13	1,959,754
2,720,000	y	Province of Quebec Canada	0.060	11/26/13	2,719,746
2,500,000	y	Province of Quebec Canada	0.100	12/09/13	2,499,521
6,930,000	y	PSP Capital, Inc	0.145	10/02/13	6,929,972
2,500,000	y	PSP Capital, Inc	0.110	11/08/13	2,499,710

194

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,000,000	y	PSP Capital, Inc	0.140%	11/13/13	$1,999,666
5,000,000	y	PSP Capital, Inc	0.110	11/19/13	4,999,251
5,750,000	y	PSP Capital, Inc	0.130	12/17/13	5,748,401
3,549,000		Shell International Finance BV	4.000	03/21/14	3,611,214
1,100,000	y	Standard Chartered Bank	0.290	10/01/13	1,100,000
1,300,000	y	Standard Chartered Bank	0.210	11/04/13	1,299,742
4,000,000	y	Standard Chartered Bank	0.205	11/08/13	3,999,135
4,010,000	y	Standard Chartered Bank	0.185	11/19/13	4,008,990
3,630,000	y	Thunder Bay Funding LLC	0.170	12/27/13	3,628,509
370,000	y	Toronto-Dominion Holdings USA, Inc	0.160	12/18/13	369,872
3,000,000		Toyota Motor Credit Corp	0.100	10/15/13	2,999,883
4,200,000		Toyota Motor Credit Corp	0.110	11/05/13	4,199,551
7,700,000		Toyota Motor Credit Corp	0.120	11/06/13	7,699,076
2,100,000	y	United Overseas Bank Ltd	0.180	12/09/13	2,099,275
5,000,000	y	Wal-Mart Stores, Inc	0.050	10/07/13	4,999,958
1,610,000	y	Wal-Mart Stores, Inc	0.060-0.085	10/16/13	1,609,950
1,150,000	y	Wal-Mart Stores, Inc	0.060	10/17/13	1,149,969
5,000,000	y	Wal-Mart Stores, Inc	0.050	10/29/13	4,999,806
1,200,000	y	Westpac Banking Corp	0.210	01/03/14	1,199,342
		TOTAL COMMERCIAL PAPER			360,823,821

GOVERNMENT AGENCY DEBT - 24.5%
2,000,000		Federal Farm Credit Bank (FFCB)	0.065	10/10/13	1,999,967
5,000,000		FFCB	0.020	12/04/13	4,999,822
1,461,000		Federal Home Loan Bank (FHLB)	0.045-0.060	10/04/13	1,460,994
900,000		FHLB	0.050	10/09/13	899,990
1,430,000		FHLB	0.060	10/11/13	1,429,976
10,000,000		FHLB	0.055	10/18/13	9,999,740
5,000,000		FHLB	0.040	10/23/13	4,999,878
2,380,000		FHLB	0.040-0.070	10/25/13	2,379,929
9,375,000		FHLB	0.050	10/30/13	9,374,622
11,270,000		FHLB	0.040-0.045	11/08/13	11,269,510
12,115,000		FHLB	0.040-0.070	11/13/13	12,114,242
14,500,000		FHLB	0.030-0.060	11/22/13	14,499,047
11,300,000		FHLB	0.030-0.040	11/27/13	11,299,363
5,390,000		FHLB	0.040-0.060	12/04/13	5,389,578
8,000,000		FHLB	0.035-0.047	12/06/13	7,999,377
10,000,000		FHLB	0.020	12/09/13	9,999,617
285,000		FHLB	0.040	12/11/13	284,977
6,900,000		FHLB	0.035-0.150	12/13/13	6,898,764
1,000,000		FHLB	0.100	12/16/13	999,789
4,670,000		FHLB	0.020	12/18/13	4,669,798
5,000,000		FHLB	0.030	12/19/13	4,999,671
1,752,000		FHLB	0.040	12/26/13	1,751,832
3,000,000		FHLB	0.045	12/27/13	2,999,674
3,500,000		FHLB	0.145	01/02/14	3,498,689
350,000		Federal Home Loan Mortgage Corp (FHLMC)	0.050	10/01/13	350,000
1,100,000		FHLMC	0.050	10/03/13	1,099,997
2,471,000		FHLMC	0.040-0.050	10/08/13	2,470,977
4,933,000		FHLMC	0.040	10/15/13	4,932,923
3,885,000		FHLMC	0.045-0.065	10/21/13	3,884,882
5,385,000		FHLMC	0.060	10/28/13	5,384,758

195

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$2,500,000	FHLMC	0.040%	11/05/13	$2,499,903
200,000	FHLMC	0.070	11/26/13	199,978
2,000,000	FHLMC	0.035	12/03/13	1,999,878
3,780,000	FHLMC	0.030	12/10/13	3,779,780
6,240,000	FHLMC	0.040-0.080	12/16/13	6,239,346
7,000,000	FHLMC	0.025-0.037	12/23/13	6,999,541
1,400,000	FHLMC	0.120	01/15/14	1,399,505
600,000	FHLMC	0.090	01/27/14	599,823
821,000	FHLMC	0.145	01/29/14	820,603
390,000	FHLMC	0.130	02/04/14	389,823
683,000	FHLMC	0.050-0.060	02/11/14	682,868
1,770,000	FHLMC	0.130	02/24/14	1,769,067
1,500,000	Federal National Mortgage Association (FNMA)	0.030-0.095	10/09/13	1,499,976
2,400,000	FNMA	0.050	10/16/13	2,399,950
2,000,000	FNMA	0.040	10/23/13	1,999,951
300,000	FNMA	0.125	11/20/13	299,948
8,640,000	FNMA	0.025	12/16/13	8,639,544
40,000	FNMA	0.160	01/09/14	39,982
300,000	FNMA	0.160	01/27/14	299,843
8,300,000	FNMA	0.040	01/29/14	8,298,893
	TOTAL GOVERNMENT AGENCY DEBT			205,200,585

TREASURY DEBT - 17.1%
6,285,000	United States Treasury Bill	0.083-0.089	10/03/13	6,284,970
165,000	United States Treasury Bill	0.049	10/10/13	164,998
8,000,000	United States Treasury Bill	0.083-0.086	10/17/13	7,999,703
2,485,000	United States Treasury Bill	0.023-0.063	10/24/13	2,484,961
5,167,000	United States Treasury Bill	0.033-0.078	11/07/13	5,166,592
5,040,000	United States Treasury Bill	0.031-0.052	11/21/13	5,039,683
5,175,000	United States Treasury Bill	0.032-0.073	11/29/13	5,174,552
2,000,000	United States Treasury Bill	0.068	12/05/13	1,999,756
185,000	United States Treasury Bill	0.139	12/12/13	184,949
5,825,000	United States Treasury Bill	0.020-0.062	12/26/13	5,824,478
6,000,000	United States Treasury Bill	0.031-0.048	01/09/14	5,999,392
67,000	United States Treasury Bill	0.045	02/06/14	66,989
1,260,000	United States Treasury Bill	0.038	03/20/14	1,259,777
975,000	United States Treasury Bill	0.035	03/27/14	974,832
7,825,000	United States Treasury Note	0.500	10/15/13	7,826,072
7,100,000	United States Treasury Note	0.250	10/31/13	7,100,674
9,420,000	United States Treasury Note	0.500	11/15/13	9,424,053
4,540,000	United States Treasury Note	0.750	12/15/13	4,545,427
5,950,000	United States Treasury Note	0.125	12/31/13	5,950,581
5,000,000	United States Treasury Note	1.000	01/15/14	5,013,650
9,670,000	United States Treasury Note	0.250	01/31/14	9,674,190
7,695,000	United States Treasury Note	0.250	02/28/14	7,699,492
5,090,000	United States Treasury Note	0.250	03/31/14	5,093,097
3,230,000	United States Treasury Note	1.250	04/15/14	3,250,296
6,240,000	United States Treasury Note	0.250	04/30/14	6,243,481
6,000,000	United States Treasury Note	1.000	05/15/14	6,031,865
5,815,000	United States Treasury Note	0.750	06/15/14	5,839,446
2,000,000	United States Treasury Note	0.250	06/30/14	2,002,229
5,140,000	United States Treasury Note	0.625	07/15/14	5,159,639

196

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,230,000		United States Treasury Note	0.125%	07/31/14	$1,229,807
1,020,000		United States Treasury Note	0.500	08/15/14	1,023,122
2,000,000		United States Treasury Note	0.250	09/15/14	2,001,584
		TOTAL TREASURY DEBT			143,734,337

VARIABLE RATE SECURITIES - 10.0%
8,000,000	i	Federal Farm Credit Bank (FFCB)	0.100	10/01/13	7,994,888
4,600,000	i	FFCB	0.120	10/01/13	4,600,000
5,000,000	i	FFCB	0.180	10/01/13	4,999,137
5,000,000	i	FFCB	0.180	10/01/13	5,000,000
5,000,000	i	FFCB	0.200	10/01/13	5,002,326
4,500,000	i	FFCB	0.160	10/08/13	4,500,678
4,950,000	i	FFCB	0.220	10/15/13	4,949,829
9,000,000	i	FFCB	0.250	02/10/14	8,999,343
5,000,000	i	FFCB	0.152	04/16/14	5,000,000
2,580,000	i	FFCB	0.330	05/19/14	2,581,417
4,500,000	i	Federal Home Loan Bank (FHLB)	0.200	10/01/13	4,500,000
5,000,000	i	Federal National Mortgage Association (FNMA)	0.320	10/28/13	5,000,000
5,000,000	i	FNMA	0.160	06/20/14	4,999,389
9,500,000	i	Canadian Imperial Bank of Commerce	0.275	01/03/14	9,500,861
4,000,000	i	Royal Bank of Canada	0.280	06/10/14	4,000,000
2,350,000	i	Toronto-Dominion Bank	0.715	11/01/13	2,350,995
		TOTAL VARIABLE RATE SECURITIES			83,978,863

		TOTAL SHORT-TERM INVESTMENTS			838,237,606
		(Cost $838,237,606)

		TOTAL INVESTMENTS- 99.9%			838,237,606
		(Cost $838,237,606)
		OTHER ASSETS & LIABILITIES, NET - 0.1%			1,053,386
		NET ASSETS - 100.0%			$839,290,992

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 9/30/2013, the aggregate value of these securities was $241,520,869 or 28.8% of net assets.
197

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated:	November 20, 2013	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated:	November 20, 2013	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer
(principal executive officer)

Dated:	November 20, 2013	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer